UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

March 31, 2011 (Unaudited)

Statement of Investments

March 31, 2011 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

Corporate Bonds 30.6%

	Principal Amount		Market Value
AUSTRALIA 1.0%
Capital Markets 0.3%
Macquarie Bank Ltd., 6.50%, 05/31/17(a)	AUD	30,000	$30,196
Macquarie Group Ltd., 7.63%, 08/13/19(b)		$75,000	83,148

			113,344

Commercial Banks 0.5%
National Capital Trust II, 5.49%, 03/23/15(b)(c)		18,000	17,902
Suncorp - Metway Ltd., 4.00%, 01/16/14	GBP	113,000	189,215

			207,117

Road & Rail 0.2%
Asciano Finance Ltd., 4.63%, 09/23/20(b)		$69,000	65,350

			385,811

BERMUDA 0.5%
Diversified Financial Services 0.3%
Noble Group Ltd., 6.75%, 01/29/20(b)		100,000	107,000

Energy Equipment & Services 0.1%
Weatherford International Ltd., 5.15%, 03/15/13		$40,000	42,338

Machinery 0.1%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 04/15/14		25,000	30,005

			179,343

CANADA 0.9%
Commercial Banks 0.3%
Royal Bank of Canada, 4.63%, 01/22/18	EUR	75,000	111,912

Diversified Telecommunication Services 0.3%
Bell Canada, 4.85%, 06/30/14	CAD	83,000	90,092
TELUS Corp., 4.95%, 05/15/14		30,000	32,499

			122,591

Oil, Gas & Consumable Fuels 0.3%
Husky Energy, Inc., 7.25%, 12/15/19		85,000	100,623

			335,126

CAYMAN ISLANDS 0.5%
Metals & Mining 0.2%
Vale Overseas Ltd., 6.88%, 11/21/36		$60,000	64,068

Oil, Gas & Consumable Fuels 0.3%
Petrobras International Finance Co., 5.75%, 01/20/20		120,000	123,796

			187,864

COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Ecopetrol SA, 7.63%, 07/23/19		41,000	47,253

FRANCE 0.4%
Commercial Banks 0.2%
BNP Paribas, 4.80%, 06/24/15(b)		75,000	77,991

Diversified Financial Services 0.2%
HSBC Covered Bonds France, 3.38%, 01/20/17	EUR	50,000	69,399

			147,390

IRELAND 0.6%
Diversified Financial Services 0.4%
TransCapitalInvest Ltd. for OJSC AK Transneft, 7.70%, 08/07/13(b)		$135,000	151,157

Insurance 0.2%
XL Group PLC, 5.25%, 09/15/14		82,000	86,385

			237,542

JAPAN 0.3%
Consumer Finance 0.3%
ORIX Corp., 4.71%, 04/27/15		97,000	98,497

LUXEMBOURG 1.9%
Commercial Banks 0.6%
RSHB Capital SA for OJSC Russian Agricultural Bank, 7.75%, 05/29/18(b)		123,000	137,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

Corporate Bonds (continued)

	Principal Amount		Market Value
LUXEMBOURG (continued)
Commercial Banks (continued)
Unicredito Luxembourg Finance SA, 6.00%, 10/31/17(b)		$100,000	$96,318

			233,918

Construction Materials 0.0%†
Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(b)		11,000	11,529

Diversified Telecommunication Services 0.2%
Telecom Italia Capital SA, 5.25%, 11/15/13		55,000	58,077

Industrial Conglomerates 0.2%
Tyco International Finance SA, 8.50%, 01/15/19		50,000	64,504

Metals & Mining 0.5%
ArcelorMittal, 9.00%, 02/15/15		75,000	89,768
Steel Capital SA, 9.75%, 07/29/13(b)		100,000	113,000

			202,768

Oil, Gas & Consumable Fuels 0.4%
Gaz Capital SA, 6.21%, 11/22/16(b)		130,000	141,960

			712,756

MALAYSIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Petronas Capital Ltd., 5.25%, 08/12/19(b)		100,000	106,356

NETHERLANDS 0.7%
Commercial Banks 0.2%
ABN Amro Bank NV, 4.31%, 03/10/16(c)	EUR	55,000	61,382

Consumer Finance 0.2%
BMW Finance NV, 2.88%, 04/18/13		60,000	85,379

Oil, Gas & Consumable Fuels 0.3%
KazMunayGas National Co., 9.13%, 07/02/18(b)		$100,000	121,000

			267,761

SPAIN 0.6%
Commercial Banks 0.6%
Banco Bilbao Vizcaya Argentaria SA, 3.25%, 01/24/16	EUR	100,000	133,143
Banco Santander SA, 2.99%, 10/07/13(b)		100,000	99,369

			232,512

SWEDEN 0.3%
Thrifts & Mortgage Finance 0.3%
Nordea Hypotek AB, 4.25%, 02/06/14	EUR	75,000	110,412

SWITZERLAND 0.2%
Commercial Banks 0.2%
UBS AG, 5.63%, 05/19/14		45,000	67,740

UNITED KINGDOM 2.8%
Commercial Banks 1.5%
Bank of Scotland PLC, 4.75%, 06/08/22	EUR	100,000	138,049
Barclays Bank PLC, 4.75%, 03/15/20(c)		70,000	72,171
Lloyds TSB Bank PLC, 4.00%, 11/17/11	GBP	90,000	146,946
Royal Bank of Scotland PLC (The), 4.88%, 08/25/14(b)		$100,000	103,832
Standard Chartered Bank, 6.40%, 09/26/17(b)	EUR	100,000	108,016

			569,014

Diversified Financial Services 0.1%
AngloGold Ashanti Holdings PLC, 5.38%, 04/15/20		$50,000	50,717

Diversified Telecommunication Services 0.3%
British Telecommunications PLC, 9.88%, 12/15/30		77,000	106,508

Media 0.3%
WPP Finance UK, 8.00%, 09/15/14		100,000	116,561

Metals & Mining 0.3%
Anglo American Capital PLC, 9.38%, 04/08/19(b)		100,000	133,242

Thrifts & Mortgage Finance 0.3%
Nationwide Building Society, 4.65%, 02/25/15(b)		100,000	101,305

			1,077,347

UNITED STATES 19.5%
Aerospace & Defense 0.1%
Huntington Ingalls Industries, Inc. 6.88%, 03/15/18(b)		10,000	10,438
7.13%, 03/15/21(b)		10,000	10,425

			20,863

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

Corporate Bonds (continued)

	Principal Amount		Market Value
UNITED STATES (continued)
Airlines 0.2%
Southwest Airlines Co. 5.25%, 10/01/14		$35,000	$37,379
5.75%, 12/15/16		35,000	37,857

			75,236

Automobiles 0.2%
Ford Motor Co., 7.45%, 07/16/31		55,000	59,544

Building Products 0.2%
Owens Corning, 9.00%, 06/15/19		70,000	82,730

Capital Markets 0.9%
Goldman Sachs Group, Inc. (The) 6.00%, 06/15/20		40,000	42,285
7.50%, 02/15/19		45,000	52,271
Jefferies Group, Inc., 6.88%, 04/15/21		37,000	39,299
Morgan Stanley 4.00%, 07/24/15		100,000	101,628
5.50%, 07/24/20		100,000	99,930

			335,413

Chemicals 0.3%
Dow Chemical Co. (The), 8.55%, 05/15/19		72,000	91,011
Nalco Co., 6.63%, 01/15/19(b)		35,000	36,006

			127,017

Commercial Banks 0.7%
U.S. Bank, NA, 4.38%, 02/28/17(a)	EUR	50,000	69,934
Wells Fargo & Co., 4.38%, 01/31/13		$200,000	210,661

			280,595

Commercial Services & Supplies 0.5%
Aviation Capital Group, 7.13%, 10/15/20(b)		68,000	70,933
Republic Services, Inc., 5.25%, 11/15/21		97,000	101,544

			172,477

Consumer Finance 0.5%
American Express Co., 7.25%, 05/20/14		33,000	37,536
Nissan Motor Acceptance Corp., 4.50%, 01/30/15(b)		66,000	68,984
SLM Corp., 8.45%, 06/15/18		60,000	67,200

			173,720

Diversified Financial Services 2.1%
Bank of America Corp., 4.90%, 05/01/13		275,000	290,197
Citigroup, Inc., 5.50%, 04/11/13		220,000	235,404
General Electric Capital Corp., 5.63%, 05/01/18		135,000	145,951
Harley-Davidson Funding Corp., 5.75%, 12/15/14(b)		59,000	63,219
Teco Finance, Inc. 4.00%, 03/15/16		20,000	20,377
5.15%, 03/15/20		25,000	25,898

			781,046

Diversified Telecommunication Services 0.7%
AT&T, Inc., 5.60%, 05/15/18		150,000	164,681
Embarq Corp., 7.08%, 06/01/16		70,000	79,603
Windstream Corp., 7.50%, 04/01/23(b)		20,000	19,700

			263,984

Electric Utilities 1.1%
Allegheny Energy Supply Co. LLC, 5.75%, 10/15/19(b)		105,000	107,095
CMS Energy Corp., 8.75%, 06/15/19		43,000	51,317
Edison Mission Energy, 7.00%, 05/15/17		45,000	36,112
FirstEnergy Solutions Corp., 6.05%, 08/15/21		77,000	79,788
NiSource Finance Corp., 6.80%, 01/15/19		75,000	85,802
Southern Co. (The), 4.15%, 05/15/14		39,000	41,261
Union Electric Co., 6.70%, 02/01/19		15,000	17,311

			418,686

Energy Equipment & Services 0.5%
Antero Resources Finance Corp., 9.38%, 12/01/17		14,000	15,260
EQT Corp., 8.13%, 06/01/19		46,000	54,833
Hess Corp., 8.13%, 02/15/19		34,000	42,682
Nabors Industries, Inc., 6.15%, 02/15/18		71,000	77,734

			190,509

Food & Staples Retailing 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29		75,000	82,175
CVS Caremark Corp., 6.60%, 03/15/19		35,000	40,148
SUPERVALU, Inc., 8.00%, 05/01/16		50,000	50,000

			172,323

Food Products 0.2%
Bunge Ltd. Finance Corp., 8.50%, 06/15/19		68,000	80,748

Gas Utilities 0.2%
DCP Midstream LLC 5.35%, 03/15/20(b)		15,000	15,589
9.75%, 03/15/19(b)		25,000	32,223
Williams Partners LP, 5.25%, 03/15/20		44,000	45,900

			93,712

Health Care Providers & Services 1.6%
CIGNA Corp., 5.13%, 06/15/20		60,000	62,543
Coventry Health Care, Inc. 5.95%, 03/15/17		15,000	15,558
6.13%, 01/15/15		10,000	10,564
6.30%, 08/15/14		55,000	58,417

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
UNITED STATES (continued)
Health Care Providers & Services (continued)
Express Scripts, Inc., 5.25%, 06/15/12	$75,000	$78,583
HCA, Inc., 8.50%, 04/15/19	10,000	11,100
Humana, Inc. 6.30%, 08/01/18	10,000	10,783
6.45%, 06/01/16	10,000	11,068
7.20%, 06/15/18	63,000	71,606
McKesson Corp., 5.25%, 03/01/13	90,000	96,410
UnitedHealth Group, Inc., 6.00%, 02/15/18	30,000	33,367
Universal Health Services, Inc., 7.13%, 06/30/16	60,000	65,234
WellPoint, Inc. 4.35%, 08/15/20	40,000	39,907
5.88%, 06/15/17	20,000	22,433
7.00%, 02/15/19	23,000	27,262

		614,835

Hotels, Restaurants & Leisure 0.3%
Marriott International, Inc., 6.20%, 06/15/16	35,000	38,987
Wyndham Worldwide Corp., 6.00%, 12/01/16	69,000	73,115

		112,102

Household Durables 0.7%
Mohawk Industries, Inc., 6.88%, 01/15/16	66,000	70,785
Newell Rubbermaid, Inc., 4.70%, 08/15/20	70,000	69,083
Toll Brothers Finance Corp., 8.91%, 10/15/17	25,000	29,002
Whirlpool Corp., 8.60%, 05/01/14	73,000	84,698

		253,568

Independent Power Producers & Energy Traders 0.5%
AES Corp. (The) 7.75%, 03/01/14	24,000	25,920
7.75%, 10/15/15	5,000	5,400
Constellation Energy Group, Inc., 5.15%, 12/01/20	75,000	74,410
GenOn Energy, Inc., 7.63%, 06/15/14	65,000	67,275

		173,005

Information Technology Services 0.2%
Western Union Co. (The), 5.93%, 10/01/16	83,000	92,173

Insurance 1.4%
Aflac, Inc., 3.45%, 08/15/15	15,000	15,064
Guardian Life Insurance Co. of America, 7.38%, 09/30/39(b)	35,000	40,888
Hartford Financial Services Group, Inc. 4.00%, 03/30/15	47,000	47,713
6.30%, 03/15/18	40,000	42,938
ING Capital Funding Trust III, 3.91%, 06/30/11(c)	40,000	38,783
Lincoln National Corp., 8.75%, 07/01/19	19,000	24,059
Markel Corp., 7.13%, 09/30/19	27,000	30,129
Massachusetts Mutual Life Insurance Co., 8.88%, 06/01/39(b)	45,000	61,540
Metropolitan Life Global Funding I, 5.13%, 06/10/14(b)	100,000	108,379
Principal Financial Group, Inc., 7.88%, 05/15/14	50,000	57,767
Prudential Financial, Inc. 5.15%, 01/15/13	46,000	48,628
6.20%, 01/15/15	10,000	11,037
7.38%, 06/15/19	5,000	5,871

		532,796

Life Sciences Tools & Services 0.0%†
Agilent Technologies, Inc., 5.00%, 07/15/20	15,000	15,334

Machinery 0.2%
Case New Holland, Inc., 7.88%, 12/01/17(b)	26,000	28,893
Parker Hannifin Corp., 5.50%, 05/15/18	37,000	41,439

		70,332

Media 1.4%
CBS Corp., 8.20%, 05/15/14	65,000	76,185
CCO Holdings LLC/CCO Holdings Capital Corp. 7.88%, 04/30/18	12,000	12,750
8.13%, 04/30/20	5,000	5,437
Comcast Corp., 5.90%, 03/15/16	40,000	44,494
CSC Holdings LLC, 8.50%, 04/15/14	28,000	31,395
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14	30,000	32,303
Time Warner Cable, Inc., 7.50%, 04/01/14	125,000	143,277
Time Warner, Inc., 7.63%, 04/15/31	96,000	110,743
Univision Communications, Inc., 12.00%, 07/01/14(b)	7,000	7,560
Viacom, Inc., 5.63%, 09/15/19	76,000	83,156

		547,300

Metals & Mining 0.2%
Alcoa, Inc., 6.75%, 07/15/18	30,000	33,217
United States Steel Corp., 6.05%, 06/01/17	50,000	51,562

		84,779

Multiline Retail 0.2%
J.C. Penney Corp., Inc., 5.65%, 06/01/20	70,000	67,463

Multi-Utilities 0.5%
Ameren Corp., 8.88%, 05/15/14	54,000	62,119

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
UNITED STATES (continued)
Multi-Utilities (continued)
DTE Energy Co., 7.63%, 05/15/14	$28,000	$32,168
Sempra Energy, 6.50%, 06/01/16	75,000	85,597

		179,884

Office Electronics 0.1%
Xerox Corp. 4.25%, 02/15/15	20,000	21,053
8.25%, 05/15/14	30,000	35,071

		56,124

Oil, Gas & Consumable Fuels 1.3%
Anadarko Petroleum Corp., 5.95%, 09/15/16	72,000	78,291
Chesapeake Energy Corp., 6.13%, 02/15/21	34,000	35,105
ConocoPhillips, 6.00%, 01/15/20	80,000	91,868
Marathon Petroleum Corp. 3.50%, 03/01/16(b)	13,000	13,034
5.13%, 03/01/21(b)	21,000	21,168
Noble Energy, Inc., 8.25%, 03/01/19	75,000	94,358
Tesoro Corp., 6.50%, 06/01/17	33,000	33,990
Valero Energy Corp. 6.88%, 04/15/12	50,000	52,855
9.38%, 03/15/19	50,000	63,915
Williams Cos., Inc. (The), 7.88%, 09/01/21	22,000	27,378

		511,962

Paper & Forest Products 0.2%
Georgia-Pacific LLC, 5.40%, 11/01/20(b)	30,000	29,624
International Paper Co., 7.95%, 06/15/18	50,000	60,154

		89,778

Real Estate Investment Trusts (REITs) 0.8%
HCP, Inc., 5.38%, 02/01/21	73,000	73,721
WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75%, 09/02/15(b)	100,000	109,709
Weyerhaeuser Co., 7.38%, 03/15/32	100,000	105,449

		288,879

Road & Rail 0.3%
Con-way, Inc., 6.70%, 05/01/34	54,000	49,454
Hertz Corp., 8.88%, 01/01/14	18,000	18,450
Ryder System, Inc. 5.85%, 11/01/16	24,000	26,443
7.20%, 09/01/15	20,000	23,191

		117,538

Software 0.4%
Oracle Corp., 5.75%, 04/15/18	120,000	134,374

Tobacco 0.2%
Altria Group, Inc., 9.70%, 11/10/18	45,000	59,180

Wireless Telecommunication Services 0.2%
American Tower Corp., 5.05%, 09/01/20	75,000	72,865
Cricket Communications, Inc., 7.75%, 05/15/16	15,000	15,937

		88,802

		7,418,811

Total Corporate Bonds (cost $10,463,551)		11,612,521

Commercial Mortgage Backed Securities 3.4%

	Principal Amount	Market Value
UNITED STATES 3.4%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 09/10/47	$155,000	$164,543
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.82%, 12/10/49(a)	138,238	149,995
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB16, Class A4, 5.55%, 05/12/45	200,000	214,089
Series 2007-LD11, Class A4, 5.82%, 06/15/49(a)	164,008	175,655
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4, 5.16%, 02/15/31	125,000	133,660
Series 2007-C1, Class A4, 5.42%, 02/15/40	16,832	17,875
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.41%, 07/12/46(a)	155,000	164,161
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.83%, 06/12/50(a)	125,000	134,111
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65%, 06/11/42(a)	125,000	137,277

Total Commercial Mortgage Backed Securities (cost $982,477)		1,291,366

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

Municipal Bonds 0.5%

	Principal Amount		Market Value
UNITED STATES 0.5%
Municipal Bonds 0.5%
San Diego County Water Authority, 6.14%, 05/01/49		$75,000	$74,390
State of California, 7.63%, 03/01/40		80,000	87,516
Texas State Transportation Commission, 5.18%, 04/01/30		45,000	44,225

Total Municipal Bonds (cost $201,661)			206,131

Sovereign Bonds 50.7%

	Principal Amount		Market Value
AUSTRIA 2.5%
Austria Government Bond, 4.00%, 09/15/16(b)	EUR	650,000	960,109

BELGIUM 1.4%
Belgium Government Bond, 3.75%, 09/28/15		361,000	519,099

CANADA 9.1%
Canadian Government Bond 3.50%, 06/01/13	CAD	489,000	521,573
2.00%, 12/01/14		930,000	945,713
4.25%, 06/01/18		410,000	454,950
Province of British Columbia, Canada, 4.25%, 06/18/14		125,000	136,097
Province of Ontario, Canada, 4.75%, 06/02/13		544,000	592,525
Province of Quebec Canada 4.25%, 02/27/13	EUR	155,000	226,409
5.25%, 10/01/13	CAD	534,000	591,008

			3,468,275

COLOMBIA 0.6%
Colombia Government International Bond, 7.75%, 04/14/21	COP	381,000,000	219,582

FRANCE 2.1%
Compagnie de Financement Foncier 4.38%, 11/19/14	EUR	100,000	147,001
4.63%, 09/23/17		19,000	27,904
France Government Bond OAT 3.50%, 04/25/15		233,000	340,543
5.00%, 10/25/16		190,000	295,683

			811,131

GERMANY 8.5%
Bundesrepublik Deutschland 3.75%, 07/04/13		59,000	87,065
3.75%, 01/04/15	EUR	65,000	96,741
3.50%, 01/04/16		776,000	1,142,857
3.75%, 01/04/17		47,000	69,760
3.00%, 07/04/20		655,000	904,335
6.25%, 01/04/30		401,000	748,970
KFW, 5.38%, 01/29/14	GBP	109,000	189,391

			3,239,119

ITALY 1.5%
Italy Buoni Poliennali Del Tesoro, 3.75%, 03/01/21	EUR	450,000	587,167

JAPAN 0.7%
Japan Finance Corp. for Municipal Enterprises, 2.00%, 05/09/16	JPY	20,000,000	256,870

MEXICO 2.0%
Mexican Bonos, 9.50%, 12/18/14	MXN	8,165,000	751,668

NETHERLANDS 3.2%
Netherlands Government Bond 2.75%, 01/15/15	EUR	350,000	500,286
4.50%, 07/15/17		184,000	280,544
7.50%, 01/15/23		218,000	420,319

			1,201,149

NEW ZEALAND 1.5%
New Zealand Government Bond, 6.00%, 05/15/21	NZD	720,000	562,715

POLAND 0.6%
Poland Government International Bond 3.88%, 07/16/15		$89,000	89,877
4.68%, 10/15/19	EUR	100,000	140,416

			230,293

SOUTH AFRICA 2.0%
South Africa Government Bond, 8.25%, 09/15/17	ZAR	5,221,000	763,747

SPAIN 0.8%
Spain Government Bond, 4.00%, 04/30/20	EUR	223,000	292,175

SUPRANATIONAL 4.9%
European Bank for Reconstruction & Development, 9.25%, 09/10/12	BRL	235,000	143,771
European Investment Bank 6.25%, 04/15/14	GBP	106,000	189,108
1.40%, 06/20/17	JPY	122,700,000	1,545,425

			1,878,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

Sovereign Bonds (continued)

		Principal Amount	Market Value
UNITED KINGDOM 9.3%
United Kingdom Gilt 5.25%, 06/07/12	GBP	135,000	$227,283
4.75%, 09/07/15		215,000	378,155
4.00%, 09/07/16		221,000	376,544
5.00%, 03/07/18		100,545	179,577
4.50%, 03/07/19		217,000	373,687
5.00%, 03/07/25		259,000	456,048
4.75%, 12/07/30		576,000	977,492
United Kingdom Gilt Inflation Linked, 2.50%, 08/16/13		123,000	557,972

			3,526,758

Total Sovereign Bonds (cost $18,330,077)			19,268,161

U.S. Government Sponsored & Agency Obligations 2.0%

		Principal Amount	Market Value
Fannie Mae Pool Pool# 955769 6.00%, 10/01/37		$438,793	478,071
Federal Home Loan Mortgage Corp. 4.75%, 01/19/16		246,000	272,474

Total U.S. Government Sponsored & Agency Obligations (cost $737,681)			750,545

U.S. Treasury Bond 1.1%

		Principal Amount	Market Value
UNITED STATES 1.1%
U.S. Treasury Bond, 5.38%, 02/15/31		359,000	410,550

Total U.S. Treasury Bond (cost $436,058)			410,550

U.S. Treasury Notes 9.1%

		Principal Amount	Market Value
UNITED STATES 9.1%
U.S. Treasury Notes 2.63%, 12/31/14		$625,000	$647,070
2.63%, 11/15/20		798,000	744,634
2.75%, 02/15/19		280,000	273,591
3.88%, 05/15/18		833,000	885,713
4.50%, 11/15/15		827,000	917,517
			3,468,525

Total U.S. Treasury Notes (cost $3,497,774)			3,468,525

Yankee Dollars 0.3%

		Principal Amount	Market Value
BELGIUM 0.1%
Delhaize Group SA, 5.88%, 02/01/14		20,000	21,836

CANADA 0.2%
Canadian National Railway Co., 5.55%, 03/01/19		60,000	66,833
Teck Resources Ltd., 6.00%, 08/15/40		4,000	4,028
			70,861

CAYMAN ISLANDS 0.0%†
Noble Holding International Ltd., 4.90%, 08/01/20		8,000	8,117

Total Yankee Dollars (cost $94,680)			100,814

Mutual Fund 3.1%

		Shares	Market Value
Money Market Fund 3.1%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(d)		1,188,325	1,188,325

Total Mutual Fund (cost $1,188,325)			1,188,325

Total Investments (cost $35,932,284) (e) — 100.8%			38,296,938
Liabilities in excess of other assets — (0.8)%			(309,506)

NET ASSETS — 100.0%			$37,987,432

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2011 was $3,591,591 which represents 9.45% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of March 31, 2011.
(e)	At March 31, 2011, the tax basis cost of the Fund’s investments was $35,933,696, tax unrealized appreciation and depreciation were $2,508,013 and $(144,771), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MXN	Mexican Peso
NA	National Association
NV	Public Traded Company
NZD	New Zealand Dollar
OAT	Treasury Bond
OJSC	Open Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

At March 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	JPMorgan Chase Bank	4/18/11	(609,802)	$(605,070)	$(629,667)	$(24,597)
Brazilian Real	JPMorgan Chase Bank	4/04/11	(245,477)	(146,957)	(150,355)	(3,398)
Brazilian Real	JPMorgan Chase Bank	5/03/11	(245,477)	(148,882)	(149,532)	(650)
British Pound	JPMorgan Chase Bank	4/04/11	(282,331)	(458,643)	(452,916)	5,727
British Pound	JPMorgan Chase Bank	4/04/11	(82,082)	(132,596)	(131,677)	919
British Pound	JPMorgan Chase Bank	4/04/11	(332,780)	(531,281)	(533,847)	(2,566)
British Pound	JPMorgan Chase Bank	4/04/11	(147,401)	(239,758)	(236,461)	3,297
British Pound	JPMorgan Chase Bank	4/04/11	(601,358)	(972,378)	(964,697)	7,681
British Pound	JPMorgan Chase Bank	6/09/11	(1,437,309)	(2,304,208)	(2,303,662)	546
Canadian Dollar	JPMorgan Chase Bank	5/25/11	(2,301,040)	(2,335,512)	(2,370,935)	(35,423)
Columbian Peso	JPMorgan Chase Bank	4/29/11	(423,638,013)	(226,665)	(226,969)	(304)
Euro	JPMorgan Chase Bank	5/12/11	(71,800)	(100,236)	(101,688)	(1,452)
Euro	JPMorgan Chase Bank	5/12/11	(56,476)	(78,633)	(79,984)	(1,351)
Euro	JPMorgan Chase Bank	5/12/11	(255,493)	(353,735)	(361,844)	(8,109)
Mexican Peso	JPMorgan Chase Bank	4/11/11	(2,126,637)	(175,198)	(178,676)	(3,478)
New Zealand Dollar	JPMorgan Chase Bank	4/08/11	(709,096)	(543,200)	(540,908)	2,292
New Zealand Dollar	JPMorgan Chase Bank	4/08/11	(494,556)	(365,226)	(377,254)	(12,028)
South African Rand	JPMorgan Chase Bank	4/14/11	(4,784,179)	(655,758)	(706,193)	(50,435)
South African Rand	JPMorgan Chase Bank	4/14/11	(1,363,495)	(193,398)	(201,265)	(7,867)

Total Short Contracts				$(10,567,334)	$(10,698,530)	$(131,196)

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	JPMorgan Chase Bank	4/18/11	1,008,684	$999,572	$1,041,544	$41,972
Chinese Yuan	JPMorgan Chase Bank	1/13/12	3,083,927	475,915	477,973	2,058
Danish Krone	JPMorgan Chase Bank	4/13/11	1,069,955	196,567	203,339	6,772
Euro	JPMorgan Chase Bank	5/12/11	326,394	456,840	462,259	5,419
Euro	JPMorgan Chase Bank	5/12/11	75,385	104,747	106,765	2,018
Hungarian Forint	JPMorgan Chase Bank	4/13/11	8,799,382	44,092	46,851	2,759
Japanese Yen	JPMorgan Chase Bank	5/24/11	7,102,062	87,808	85,408	(2,400)
Japanese Yen	JPMorgan Chase Bank	5/24/11	335,780,822	4,149,233	4,038,024	(111,209)
Japanese Yen	JPMorgan Chase Bank	5/24/11	61,392,865	752,078	738,297	(13,781)
Korean Won	JPMorgan Chase Bank	4/29/11	1,249,926,776	1,120,910	1,137,772	16,862
Malaysian Ringgit	JPMorgan Chase Bank	6/17/11	255,232	83,715	83,832	117
Mexican Peso	JPMorgan Chase Bank	4/11/11	1,021,153	84,484	85,795	1,311
New Zealand Dollar	JPMorgan Chase Bank	4/08/11	493,598	369,986	376,523	6,537
Norwegian Krone	JPMorgan Chase Bank	4/15/11	2,342,534	408,858	423,347	14,489
Norwegian Krone	JPMorgan Chase Bank	4/15/11	2,218,009	377,707	400,843	23,136
Polish Zlotych	JPMorgan Chase Bank	5/18/11	350,841	120,217	123,079	2,862
Singapore Dollar	JPMorgan Chase Bank	5/13/11	64,237	50,817	50,963	146
South African Rand	JPMorgan Chase Bank	4/14/11	1,370,133	187,882	202,245	14,363
South African Rand	JPMorgan Chase Bank	4/14/11	215,366	30,393	31,790	1,397
Swedish Krona	JPMorgan Chase Bank	4/15/11	4,389,243	675,309	695,024	19,715
Swiss Franc	JPMorgan Chase Bank	4/11/11	252,941	263,352	275,392	12,040
Taiwan Dollar	JPMorgan Chase Bank	4/14/11	3,293,355	114,591	112,017	(2,574)

Total Long Contracts				$11,155,073	$11,199,082	$44,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Securities	$—	$1,291,366	$—	$1,291,366
Corporate Bonds	—	11,612,521	—	11,612,521
Forward Foreign Currency Contracts	—	194,435	—	194,435
Municipal Bonds	—	206,131		206,131
Mutual Fund	1,188,325	—	—	1,188,325
Sovereign Bonds	—	19,268,161	—	19,268,161
U.S. Government Sponsored & Agency Obligations	—	750,545	—	750,545
U.S. Treasury Bond	—	410,550	—	410,550
U.S. Treasury Notes	—	3,468,525	—	3,468,525
Yankee Dollars	—	100,814	—	100,814

Total Assets	$1,188,325	$37,303,048	$—	$38,491,373

Liabilities:
Forward Foreign Currency Contracts	—	(281,622)	—	(281,622)

Total Liabilities	$—	$(281,622)	$—	$(281,622)

Total	$1,188,325	$37,021,426	$—	$38,209,751

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A Forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2011

Assets:		Fair Value
Forward foreign currency contracts	Unrealized appreciation from forward foreign currency contracts	$194,435

Total		$194,435

Liabilities:
Forward foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	$(281,622)

Total		$(281,622)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

March 31, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 98.3%

	Shares	Market Value
Aerospace & Defense 0.5%
Huntington Ingalls Industries, Inc.*	5,349	$221,991
Northrop Grumman Corp.	32,095	2,012,677

		2,234,668

Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	15,292	1,136,501

Airlines 0.3%
Southwest Airlines Co.	94,599	1,194,785

Automobiles 1.7%
General Motors Co.*	68,378	2,121,770
Honda Motor Co. Ltd.	49,600	1,842,819
Toyota Motor Corp.	103,200	4,095,417

		8,060,006

Beverages 1.0%
PepsiCo, Inc.	72,265	4,654,589

Capital Markets 5.3%
Charles Schwab Corp. (The)	36,777	663,089
Franklin Resources, Inc.	11,072	1,384,886
Goldman Sachs Group, Inc. (The)	34,595	5,482,270
Morgan Stanley	72,974	1,993,650
Northern Trust Corp.	222,714	11,302,735
State Street Corp.	87,531	3,933,643

		24,760,273

Commercial Banks 5.1%
Comerica, Inc.	127,175	4,669,866
Commerce Bancshares, Inc.	65,066	2,631,269
PNC Financial Services Group, Inc.	34,494	2,172,777
U.S. Bancorp	353,282	9,337,243
Wells Fargo & Co.	151,179	4,792,375

		23,603,530

Commercial Services & Supplies 3.3%
Avery Dennison Corp.	29,504	1,237,988
Cintas Corp.	67,524	2,043,951
Republic Services, Inc.	320,576	9,630,103
Waste Management, Inc.	68,709	2,565,594

		15,477,636

Communications Equipment 0.7%
Cisco Systems, Inc.	133,126	2,283,111
Nokia Corp. ADR-FI	136,619	1,162,628

		3,445,739

Computers & Peripherals 1.5%
Diebold, Inc.	38,806	1,376,061
Hewlett-Packard Co.	102,315	4,191,846
QLogic Corp.*	67,281	1,248,062

		6,815,969

Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,086	456,062

Containers & Packaging 0.6%
Bemis Co., Inc.	82,447	2,705,086

Diversified Financial Services 5.2%
Bank of America Corp.	513,417	6,843,848
JPMorgan Chase & Co.	374,088	17,245,457

		24,089,305

Diversified Telecommunication Services 3.9%
AT&T, Inc.	421,305	12,891,933
Qwest Communications International, Inc.	126,639	864,944
TELUS Corp.	51,501	2,633,218
Verizon Communications, Inc.	43,062	1,659,610

		18,049,705

Electric Utilities 2.9%
American Electric Power Co., Inc.	143,860	5,055,240
IDACORP, Inc.	6,127	233,439
NV Energy, Inc.	70,302	1,046,797
Westar Energy, Inc.	268,921	7,104,893

		13,440,369

Electrical Equipment 1.2%
Emerson Electric Co.	11,226	655,935
Hubbell, Inc., Class B	42,202	2,997,608
Thomas & Betts Corp.*	32,717	1,945,680

		5,599,223

Electronic Equipment, Instruments & Components 0.4%
Molex, Inc.	67,481	1,695,123

Energy Equipment & Services 0.1%
Baker Hughes, Inc.	6,219	456,661

Food & Staples Retailing 2.8%
CVS Caremark Corp.	189,400	6,500,208
Wal-Mart Stores, Inc.	121,298	6,313,561

		12,813,769

Food Products 4.9%
ConAgra Foods, Inc.	230,489	5,474,114
General Mills, Inc.	56,918	2,080,353
H.J. Heinz Co.	26,529	1,295,146
Kellogg Co.	43,380	2,341,652
Kraft Foods, Inc., Class A	317,213	9,947,800
Unilever NV CVA	55,178	1,728,871

		22,867,936

Health Care Equipment & Supplies 3.1%
Boston Scientific Corp.*	505,457	3,634,236
CareFusion Corp.*	95,778	2,700,940
Medtronic, Inc.	66,127	2,602,097

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.*	93,309	$5,647,994

		14,585,267

Health Care Providers & Services 2.7%
Aetna, Inc.	78,831	2,950,644
CIGNA Corp.	46,198	2,045,648
LifePoint Hospitals, Inc.*	41,669	1,674,260
Quest Diagnostics, Inc.	21,164	1,221,586
UnitedHealth Group, Inc.	102,025	4,611,530

		12,503,668

Hotels, Restaurants & Leisure 1.7%
International Game Technology	118,668	1,925,981
International Speedway Corp., Class A	122,451	3,649,040
Speedway Motorsports, Inc.	138,895	2,219,542

		7,794,563

Household Durables 0.9%
Toll Brothers, Inc.*	58,939	1,165,224
Whirlpool Corp.	36,211	3,090,971

		4,256,195

Household Products 4.5%
Clorox Co.	19,846	1,390,609
Kimberly-Clark Corp.	106,786	6,969,922
Procter & Gamble Co. (The)	201,901	12,437,102

		20,797,633

Industrial Conglomerates 4.1%
General Electric Co.	611,174	12,254,039
Koninklijke Philips Electronics NV*	148,632	4,761,122
Tyco International Ltd.	42,463	1,901,068

		18,916,229

Information Technology Services 0.3%
Automatic Data Processing, Inc.	23,017	1,181,002

Insurance 8.4%
ACE Ltd.	56,523	3,657,038
Allstate Corp. (The)	138,786	4,410,619
Aon Corp.	38,039	2,014,546
Berkshire Hathaway, Inc., Class A*	55	6,891,500
Chubb Corp.	22,528	1,381,192
HCC Insurance Holdings, Inc.	119,065	3,727,925
Marsh & McLennan Cos., Inc.	224,093	6,680,212
MetLife, Inc.	35,912	1,606,344
Prudential Financial, Inc.	11,440	704,475
Transatlantic Holdings, Inc.	78,803	3,835,342
Travelers Cos., Inc. (The)	69,183	4,115,005

		39,024,198

Internet & Catalog Retail 0.4%
Expedia, Inc.	82,074	1,859,797

Media 0.1%
McGraw-Hill Cos., Inc. (The)	10,335	407,199

Metals & Mining 0.6%
Barrick Gold Corp.	27,640	1,434,792
Newmont Mining Corp.	26,014	1,419,844

		2,854,636

Multiline Retail 0.9%
Target Corp.	81,693	4,085,467

Multi-Utilities 2.1%
PG&E Corp.	126,153	5,573,439
Xcel Energy, Inc.	171,619	4,099,978

		9,673,417

Oil, Gas & Consumable Fuels 11.3%
BP PLC	169,072	1,242,187
BP PLC ADR-UK	10,632	469,296
Chevron Corp.	121,620	13,065,637
ConocoPhillips	28,716	2,293,260
Devon Energy Corp.	11,450	1,050,766
EQT Corp.	119,449	5,960,505
Exxon Mobil Corp.	96,602	8,127,126
Imperial Oil Ltd.	71,885	3,673,216
Murphy Oil Corp.	30,687	2,253,039
Total SA	223,410	13,613,174
Valero Energy Corp.	19,708	587,693

		52,335,899

Paper & Forest Products 0.1%
MeadWestvaco Corp.	23,037	698,712

Pharmaceuticals 9.4%
Bristol-Myers Squibb Co.	151,856	4,013,554
Eli Lilly & Co.	89,135	3,134,878
Johnson & Johnson	249,252	14,768,181
Merck & Co., Inc.	259,078	8,552,165
Pfizer, Inc.	653,853	13,279,754

		43,748,532

Real Estate Investment Trusts (REITs) 0.9%
Annaly Capital Management, Inc.	101,935	1,778,766
Host Hotels & Resorts, Inc.	37,074	652,873
Weyerhaeuser Co.	75,793	1,864,508

		4,296,147

Semiconductors & Semiconductor Equipment 1.5%
Applied Materials, Inc.	191,559	2,992,151
Intel Corp.	200,976	4,053,686

		7,045,837

Specialty Retail 2.2%
Lowe’s Cos., Inc.	253,070	6,688,640
Staples, Inc.	182,352	3,541,276

		10,229,916

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance 1.0%
Hudson City Bancorp, Inc.	484,113	$4,686,214

Wireless Telecommunication Services 0.4%
Rogers Communications, Inc., Class B	47,738	1,735,211

Total Common Stocks (cost $436,910,012)		456,272,674

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(a)	6,024,813	6,024,813

Total Mutual Fund (cost $6,024,813)		6,024,813

Total Investments (cost $442,934,825) (b) — 99.6%		462,297,487
Other assets in excess of liabilities — 0.4%		2,069,604

NET ASSETS — 100.0%		$464,367,091

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $443,139,731, tax unrealized appreciation and depreciation were $26,799,075 and $(7,641,319), respectively.

ADR	American Depositary Receipt
CVA	Dutch Certificate
FI	Finland
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

At March 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	4/28/11	(841,569)	$(1,347,082)	$(1,349,708)	$(2,626)
Canadian Dollar	Bank of America NA	4/29/11	(5,795,745)	(5,941,033)	(5,974,995)	(33,962)
Euro	UBS AG	4/29/11	(8,566,881)	(12,077,933)	(12,135,988)	(58,055)
Japanese Yen	Bank of America NA	4/28/11	(388,551,040)	(4,756,467)	(4,671,836)	84,631
Japanese Yen	Bank of America NA	4/28/11	(10,572,160)	(127,609)	(127,117)	492

Total Short Contracts				$(24,250,124)	$(24,259,644)	$(9,520)

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	Bank of America NA	4/28/11	26,765	$42,968	$42,925	$(43)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,234,668	$—	$—	$2,234,668
Air Freight & Logistics	1,136,501	—	—	1,136,501
Airlines	1,194,785	—	—	1,194,785
Automobiles	2,121,770	5,938,236	—	8,060,006
Beverages	4,654,589	—	—	4,654,589
Capital Markets	24,760,273	—	—	24,760,273
Commercial Banks	23,603,530	—	—	23,603,530
Commercial Services & Supplies	15,477,636	—	—	15,477,636
Communications Equipment	3,445,739	—	—	3,445,739
Computers & Peripherals	6,815,969	—	—	6,815,969
Construction Materials	456,062	—	—	456,062
Containers & Packaging	2,705,086	—	—	2,705,086
Diversified Financial Services	24,089,305	—	—	24,089,305
Diversified Telecommunication Services	18,049,705	—	—	18,049,705
Electric Utilities	13,440,369	—	—	13,440,369
Electrical Equipment	5,599,223	—	—	5,599,223
Electronic Equipment, Instruments & Components	1,695,123	—	—	1,695,123
Energy Equipment & Services	456,661	—	—	456,661
Food & Staples Retailing	12,813,769	—	—	12,813,769
Food Products	21,139,065	1,728,871	—	22,867,936
Health Care Equipment & Supplies	14,585,267	—	—	14,585,267
Health Care Providers & Services	12,503,668	—	—	12,503,668
Hotels, Restaurants & Leisure	7,794,563	—	—	7,794,563
Household Durables	4,256,195	—	—	4,256,195
Household Products	20,797,633	—	—	20,797,633
Industrial Conglomerates	14,155,107	4,761,122	—	18,916,229
Information Technology Services	1,181,002	—	—	1,181,002
Insurance	39,024,198	—	—	39,024,198
Internet & Catalog Retail	1,859,797	—	—	1,859,797
Media	407,199	—	—	407,199
Metals & Mining	2,854,636	—	—	2,854,636
Multiline Retail	4,085,467	—	—	4,085,467
Multi-Utilities	9,673,417	—	—	9,673,417
Oil, Gas & Consumable Fuels	37,480,538	14,855,361	—	52,335,899
Paper & Forest Products	698,712	—	—	698,712
Pharmaceuticals	43,748,532	—	—	43,748,532
Real Estate Investment Trusts (REITs)	4,296,147	—	—	4,296,147
Semiconductors & Semiconductor Equipment	7,045,837	—	—	7,045,837
Specialty Retail	10,229,916	—	—	10,229,916
Thrifts & Mortgage Finance	4,686,214	—	—	4,686,214
Wireless Telecommunication Services	1,735,211	—	—	1,735,211

Total Common Stocks	$428,989,084	$27,283,590	$—	$456,272,674

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

Asset Type	Level 1	Level 2	Level 3	Total
Assets: (continued)
Forward Foreign Currency Contracts	$—	$85,123	$—	$85,123
Mutual Fund	6,024,813	—		6,024,813

Total Assets	$435,013,897	$27,368,713	$—	$462,382,610

Liabilities:
Forward Foreign Currency Contracts	—	(94,686)	—	(94,686)

Total Liabilities	$—	$(94,686)	$—	$(94,686)

Total	$435,013,897	$27,274,027	$—	$462,287,924

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A Forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2011

Assets:		Fair Value
Forward foreign currency contracts	Unrealized appreciation from forward foreign currency contracts	$85,123

Total		$85,123

Liabilities:
Forward foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	$(94,686)

Total		$(94,686)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2011 (Unaudited)

American Funds NVIT Bond Fund

Mutual Fund 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund	84,652,506	$908,321,387

Total Mutual Fund (cost $895,594,398)		908,321,387

Total Investments (cost $895,594,398) (a) — 100.1%		908,321,387
Liabilities in excess of other assets — (0.1)%		(524,078)

NET ASSETS — 100.0%		$907,797,309

(a)	At March 31, 2011, the tax basis cost of the Fund’s investments was $908,413,351, tax unrealized appreciation and depreciation were $0 and $(91,964), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

American Funds NVIT Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$908,321,387	$—	$—	$908,321,387

Total	$908,321,387	$—	$—	$908,321,387

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

American Funds NVIT Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund	4,802,566	$280,902,085

Total Mutual Fund (cost $265,744,644)		280,902,085

Total Investments (cost $265,744,644) (a) — 100.1%		280,902,085
Liabilities in excess of other assets — (0.1)%		(188,474)

NET ASSETS — 100.0%		$280,713,611

(a)	At March 31, 2011, the tax basis cost of the Fund’s investments was $284,554,528, tax unrealized appreciation and depreciation were $0 and $(3,652,443), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

American Funds NVIT Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$280,902,085	$—	$—	$280,902,085

Total	$280,902,085	$—	$—	$280,902,085

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

American Funds NVIT Asset Allocation Fund

Mutual Fund 100.1%

	Shares	Market Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund	145,717,385	$2,490,310,116

Total Mutual Fund (cost $2,265,001,869)		2,490,310,116

Total Investments (cost $2,265,001,869) (a) — 100.1%		2,490,310,116
Liabilities in excess of other assets — (0.1)%		(1,358,697)

NET ASSETS — 100.0%		$2,488,951,419

(a)	At March 31, 2011, the tax basis cost of the Fund’s investments was $2,267,791,197, tax unrealized appreciation and depreciation were $222,518,919 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

American Funds NVIT Asset Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$2,490,310,116	$—	$—	$2,490,310,116

Total	$2,490,310,116	$—	$—	$2,490,310,116

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

American Funds NVIT Global Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund	7,376,700	$167,082,259

Total Mutual Fund (cost $156,529,449)		167,082,259

Total Investments (cost $156,529,449) (a) — 100.1%		167,082,259
Liabilities in excess of other assets — (0.1)%		(112,161)

NET ASSETS — 100.0%		$166,970,098

(a)	At March 31, 2011, the tax basis cost of the Fund’s investments was $164,873,490, tax unrealized appreciation and depreciation were $2,208,769 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

American Funds NVIT Global Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$167,082,259	$—	$—	$167,082,259

Total	$167,082,259	$—	$—	$167,082,259

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

American Funds NVIT Growth-Income Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund	24,256,852	$871,306,137

Total Mutual Fund (cost $743,083,979)		871,306,137

Total Investments (cost $743,083,979) (a) — 100.1%		871,306,137
Liabilities in excess of other assets — (0.1)%		(489,198)

NET ASSETS — 100.0%		$870,816,939

(a)	At March 31, 2011, the tax basis cost of the Fund’s investments was $770,128,525, tax unrealized appreciation and depreciation were $101,177,612 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

American Funds NVIT Growth-Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$871,306,137	$—	$—	$871,306,137

Total	$871,306,137	$—	$—	$871,306,137

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 97.3%

	Principal Amount	Market Value
Aerospace/Defense 1.4%
Altegrity, Inc. 10.50%, 11/01/15(a)(b)	$375,000	$397,500
11.75%, 05/01/16(a)(b)	900,000	963,000
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 04/01/17	150,000	109,875
Mantech International Corp., 7.25%, 04/15/18	250,000	262,500
Sequa Corp., 13.50%, 12/01/15(a)(b)	457,638	499,970
TransDigm, Inc., 7.75%, 12/15/18(a)(b)	1,775,000	1,905,906

		4,138,751

Automotive 5.6%
Affinia Group Holdings, Inc. 9.00%, 11/30/14(a)(b)	150,000	154,500
10.75%, 08/15/16(a)(b)	472,000	536,310
American Axle & Manufacturing Holdings, Inc., 9.25%, 01/15/17(a)(b)	1,000,000	1,110,000
ArvinMeritor, Inc., 10.63%, 03/15/18	1,050,000	1,181,250
Cooper-Standard Automotive, Inc., 8.50%, 05/01/18	925,000	994,375
Dana Holding Corp. 6.50%, 02/15/19	100,000	99,500
6.75%, 02/15/21	100,000	100,000
Exide Technologies, 8.63%, 02/01/18(a)(b)	600,000	640,500
Ford Motor Credit Co. LLC 8.00%, 12/15/16	5,450,000	6,186,742
6.63%, 08/15/17	700,000	747,076
General Motors Corp., 7.40%, 09/01/25*(c)	2,500,000	700,000
Lear Corp. 7.88%, 03/15/18	1,100,000	1,196,250
8.13%, 03/15/20	100,000	110,000
Stoneridge, Inc., 9.50%, 10/15/17(a)(b)	750,000	828,750
Tenneco, Inc. 7.75%, 08/15/18	275,000	293,562
6.88%, 12/15/20	450,000	465,750
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.63%, 09/01/17(a)(b)	518,000	577,570
TRW Automotive, Inc., 8.88%, 12/01/17(a)(b)	300,000	336,000
Uncle Acquisition 2010 Corp., 8.63%, 02/15/19(a)(b)	575,000	603,750

		16,861,885

Building Materials 1.5%
American Standard Americas, 10.75%, 01/15/16(a)(b)	100,000	106,750
Associated Materials LLC, 9.13%, 11/01/17(a)(b)	425,000	454,750
Building Materials Corp. of America, 7.50%, 03/15/20(a)(b)	250,000	260,000
Interline Brands, Inc., 7.00%, 11/15/18	275,000	281,875
Norcraft Cos. LP, 10.50%, 12/15/15	1,075,000	1,148,906
Norcraft Holdings LP, 9.75%, 09/01/12(d)	376,000	372,240
Nortek, Inc. 11.00%, 12/01/13	726,444	768,215
10.00%, 12/01/18(a)(b)	475,000	511,812
Ply Gem Industries, Inc., 8.25%, 02/15/18(a)(b)	700,000	719,250

		4,623,798

Chemicals 3.8%
Celanese US Holdings LLC, 6.63%, 10/15/18(a)(b)	175,000	180,250
Compass Minerals International, Inc., 8.00%, 06/01/19	350,000	381,500
Ferro Corp., 7.88%, 08/15/18	100,000	106,000
Hexion US Finance Corp. 8.88%, 02/01/18	1,175,000	1,242,563
9.00%, 11/15/20(a)(b)	300,000	311,062
Huntsman International LLC 5.50%, 06/30/16	400,000	393,000
8.63%, 03/15/20	1,050,000	1,144,500
8.63%, 03/15/21(a)(b)	575,000	626,750
Koppers, Inc., 7.88%, 12/01/19	475,000	515,375
Momentive Performance Materials, Inc., 9.00%, 01/15/21(a)(b)	750,000	775,313
Nalco Co., 8.25%, 05/15/17	1,450,000	1,584,125
Omnova Solutions, Inc., 7.88%, 11/01/18(a)(b)	275,000	278,437
OXEA Finance & Cy SCA RegS, 9.50%, 07/15/17(a)(b)	900,000	981,000
Polymer Group, Inc., 7.75%, 02/01/19(a)(b)	100,000	103,125
Solutia, Inc. 8.75%, 11/01/17	1,050,000	1,155,000
7.88%, 03/15/20	650,000	705,250
Union Carbide Corp. 7.88%, 04/01/23	225,000	248,429
7.50%, 06/01/25	350,000	373,515

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals (continued)
Vertellus Specialties, Inc., 9.38%, 10/01/15(a)(b)	$425,000	$454,750

		11,559,944

Construction Machinery 0.9%
Case New Holland, Inc., 7.88%, 12/01/17(a)(b)	225,000	250,031
RSC Equipment Rental, Inc. 9.50%, 12/01/14	345,000	361,388
10.00%, 07/15/17(a)(b)	275,000	313,500
10.25%, 11/15/19	500,000	570,000
8.25%, 02/01/21(a)(b)	150,000	156,000
United Rentals North America, Inc., 8.38%, 09/15/20	1,025,000	1,071,125

		2,722,044

Consumer Products 4.0%
Easton-Bell Sports, Inc., 9.75%, 12/01/16	1,500,000	1,687,500
Jarden Corp. 8.00%, 05/01/16	625,000	683,594
7.50%, 05/01/17	475,000	507,062
Libbey Glass, Inc., 10.00%, 02/15/15	383,000	417,470
Prestige Brands, Inc., 8.25%, 04/01/18(a)(b)	575,000	606,625
Scotts Miracle-Gro Co. (The), 6.63%, 12/15/20(a)(b)	600,000	615,750
Sealy Mattress Co. 8.25%, 06/15/14	1,475,000	1,489,750
10.88%, 04/15/16(a)(b)	350,000	396,375
Simmons Bedding Co., 11.25%, 07/15/15(a)(b)	1,500,000	1,618,125
Spectrum Brands Holdings, Inc., 9.50%, 06/15/18(a)(b)	350,000	385,875
Spectrum Brands, Inc. PIK, 12.00%, 08/28/19	1,292,140	1,440,736
Visant Corp., 10.00%, 10/01/17	2,050,000	2,214,000

		12,062,862

Diversified Manufacturing 0.1%
Dresser-Rand Group, Inc., 6.50%, 05/01/21(a)(b)	400,000	412,500

Energy 5.3%
ATP Oil & Gas Corp., 11.88%, 05/01/15	1,425,000	1,496,250
Basic Energy Services, Inc. 7.13%, 04/15/16	950,000	964,250
7.75%, 02/15/19(a)(b)	100,000	103,000
Berry Petroleum Co., 6.75%, 11/01/20	150,000	154,688
CGGVeritas 7.50%, 05/15/15	68,000	69,870
7.75%, 05/15/17	950,000	998,687
Chaparral Energy, Inc. 8.88%, 02/01/17	150,000	157,500
9.88%, 10/01/20(a)(b)	675,000	749,250
Chesapeake Energy Corp. 9.50%, 02/15/15	550,000	682,000
6.88%, 08/15/18	450,000	489,375
6.63%, 08/15/20	325,000	346,125
Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.88%, 04/01/17(a)(b)	975,000	1,109,063
Complete Production Services, Inc., 8.00%, 12/15/16	675,000	712,125
Comstock Resources, Inc., 7.75%, 04/01/19	600,000	610,500
Concho Resources, Inc., 7.00%, 01/15/21	550,000	578,875
Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 04/01/21	325,000	329,062
Denbury Resources, Inc., 9.75%, 03/01/16	675,000	761,062
EXCO Resources, Inc., 7.50%, 09/15/18	425,000	431,375
Frac Tech Services LLC/Frac Tech Finance, Inc., 7.13%, 11/15/18(a)(b)	150,000	153,750
Linn Energy LLC/Linn Energy Finance Corp. 8.63%, 04/15/20(a)(b)	725,000	804,750
7.75%, 02/01/21(a)(b)	325,000	346,937
McJunkin Red Man Corp., 9.50%, 12/15/16(a)(b)	700,000	708,750
Petrohawk Energy Corp., 7.25%, 08/15/18	1,550,000	1,596,500
PHI, Inc., 8.63%, 10/15/18	775,000	810,844
Plains Exploration & Production Co., 7.00%, 03/15/17	375,000	387,188
SandRidge Energy, Inc., 9.88%, 05/15/16(a)(b)	500,000	555,000

		16,106,776

Entertainment 1.8%
Cedar Fair LP, 9.13%, 08/01/18(a)(b)	1,150,000	1,247,750
Cinemark USA, Inc., 8.63%, 06/15/19	1,100,000	1,201,750
HRP Myrtle Beach Operations LLC, 0.00%, 04/01/12*(a)(b)(c)(e)(f)(j)	675,000	0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Entertainment (continued)
Palace Entertainment Holdings LLC /Palace Entertainment Holdings Corp., 8.88%, 04/15/17(a)(b)	$175,000	$178,938
Regal Cinemas Corp., 8.63%, 07/15/19	1,100,000	1,181,125
Universal City Development Partners Ltd. 8.88%, 11/15/15	875,000	952,656
10.88%, 11/15/16	700,000	785,750

		5,547,969

Financial Institutions 7.0%
Ally Financial, Inc. 6.25%, 12/01/17(a)(b)	600,000	611,250
8.00%, 03/15/20	4,200,000	4,572,750
7.50%, 09/15/20(a)(b)	350,000	373,187
8.00%, 11/01/31	550,000	599,500
CIT Group, Inc., 7.00%, 05/01/17	6,075,000	6,082,594
International Lease Finance Corp. 8.88%, 09/15/15(a)(b)	525,000	577,500
9.00%, 03/15/17(a)(b)	2,625,000	2,953,125
8.88%, 09/01/17	700,000	789,250
8.25%, 12/15/20	300,000	328,875
iPayment, Inc., 9.75%, 05/15/14	500,000	497,500
Lender Processing Services, Inc., 8.13%, 07/01/16	875,000	911,094
Nuveen Investments, Inc., 10.50%, 11/15/15	2,200,000	2,260,500
Pinafore LLC/Pinafore, Inc., 9.00%, 10/01/18(a)(b)	700,000	759,500

		21,316,625

Food & Beverage 3.5%
ARAMARK Corp., 8.50%, 02/01/15	1,650,000	1,720,125
B&G Foods, Inc., 7.63%, 01/15/18	600,000	646,500
Blue Merger Sub, Inc., 7.63%, 02/15/19(a)(b)	450,000	456,187
Darling International, Inc., 8.50%, 12/15/18(a)(b)	150,000	163,125
Dean Foods Co. 7.00%, 06/01/16	2,000,000	1,907,500
9.75%, 12/15/18(a)(b)	450,000	461,813
Michael Food, Inc., 9.75%, 07/15/18(a)(b)	1,400,000	1,529,500
Pinnacle Foods Finance LLC 9.25%, 04/01/15	675,000	704,531
10.63%, 04/01/17	650,000	697,125
8.25%, 09/01/17	575,000	600,875
Reddy Ice Corp., 11.25%, 03/15/15	125,000	130,313
Smithfield Foods, Inc., 7.75%, 07/01/17	1,400,000	1,505,000
TreeHouse Foods, Inc., 7.75%, 03/01/18	100,000	107,750

		10,630,344

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07*(c)(f)(j)	100,000	0

Gaming 5.4%
American Casinos & Entertainment Properties, LLC, 11.00%, 06/15/14	750,000	797,813
Ameristar Casinos, Inc. 9.25%, 06/01/14	1,025,000	1,126,219
7.50%, 04/15/21(a)(b)	725,000	718,656
Great Canadian Gaming Corp., 7.25%, 02/15/15(a)(b)	1,300,000	1,326,000
Harrahs Operating Co., Inc., 11.25%, 06/01/17	1,525,000	1,732,781
Jacobs Entertainment, Inc., 9.75%, 06/15/14	1,225,000	1,237,250
MGM Grand, Inc., 10.38%, 05/15/14	125,000	143,125
MGM Mirage, Inc, 7.50%, 06/01/16	1,750,000	1,653,750
11.13%, 11/15/17	700,000	801,500
11.38%, 03/01/18	725,000	804,750
Peninsula Gaming LLC, 10.75%, 08/15/17	1,400,000	1,536,500
Penn National Gaming, Inc., 8.75%, 08/15/19	800,000	883,000
San Pasqual Casino, 8.00%, 09/15/13(a)(b)	725,000	725,000
Seminole Indian Tribe of Florida 7.75%, 10/01/17(a)(b)	600,000	634,500
7.80%, 10/01/20(a)(b)	965,000	954,115
Wynn Las Vegas LLC, 7.75%, 08/15/20	725,000	768,500
Yonkers Racing Corp., 11.38%, 07/15/16(a)(b)	375,000	417,187

		16,260,646

Healthcare 8.1%
Alere, Inc., 9.00%, 05/15/16	500,000	532,500
Bausch & Lomb, Inc., 9.88%, 11/01/15	925,000	992,062
Biomet, Inc., 11.63%, 10/15/17	2,675,000	2,982,625
Bio-Rad Laboratories, Inc., 8.00%, 09/15/16	600,000	664,500
CRC Health Corp., 10.75%, 02/01/16	800,000	810,000
Giant Funding Corp., 8.25%, 02/01/18(a)(b)	525,000	538,781
HCA Holdings, Inc., 7.75%, 05/15/21(a)(b)	425,000	443,063

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Healthcare (continued)
HCA, Inc. 9.25%, 11/15/16	$1,275,000	$1,372,219
9.63%, 11/15/16	500,000	538,750
9.88%, 02/15/17	1,050,000	1,176,000
7.88%, 02/15/20	2,700,000	2,936,250
7.50%, 11/06/33	650,000	596,375
Inverness Medical Innovations, Inc., 7.88%, 02/01/16	1,075,000	1,122,031
Multiplan, Inc., 9.88%, 09/01/18(a)(b)	1,400,000	1,498,000
Omnicare, Inc. 6.88%, 12/15/15	1,025,000	1,050,625
7.75%, 06/01/20	250,000	265,000
STHI Holding Corp., 8.00%, 03/15/18(a)(b)	225,000	232,875
United Surgical Partners International, Inc. PIK, 9.25%, 05/01/17	1,300,000	1,374,750
Universal Hospital Services, Inc. 3.83%, 06/01/15(e)	375,000	363,750
8.50%, 06/01/15	900,000	939,375
Vanguard Health Holding LLC, 8.00%, 02/01/18	1,925,000	1,970,719
VWR Funding, Inc. PIK, Series B, 10.25%, 07/15/15	1,902,656	2,012,059

		24,412,309

Industrial - Other 5.7%
American Tire Distributors, Inc., 9.75%, 06/01/17	550,000	605,000
Amsted Industries, Inc., 8.13%, 03/15/18(a)(b)	725,000	773,031
Aquilex Holdings LLC/Aquilex Finance Corp., 11.13%, 12/15/16	600,000	633,750
Baker & Taylor, Inc., 11.50%, 07/01/13(a)(b)	300,000	259,500
Belden, Inc., 7.00%, 03/15/17	375,000	383,906
BWAY Parent Co., Inc., 10.13%, 11/01/15(a)(b)	800,000	824,000
Cleaver-Brooks, Inc., 12.25%, 05/01/16(a)(b)	850,000	892,500
General Cable Corp., 7.13%, 04/01/17	1,150,000	1,185,938
Griffon Corp., 7.13%, 04/01/18(a)(b)	475,000	483,313
Hillman Group, Inc. 10.88%, 06/01/18(a)(b)	925,000	1,026,750
International Wire Group, Inc., 9.75%, 04/15/15(a)(b)	725,000	769,406
JohnsonDiversey, Inc., 8.25%, 11/15/19	600,000	643,500
JohnsonDiversey, Inc. PIK, 10.50%, 05/15/20	825,000	958,031
Knowledge Learning Corp., 7.75%, 02/01/15(a)(b)	1,225,000	1,212,750
Maxim Crane Works LP, 12.25%, 04/15/15(a)(b)	825,000	851,813
Mueller Water Products, Inc. 7.38%, 06/01/17	625,000	610,938
8.75%, 09/01/20	675,000	750,937
RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	1,200,000	1,296,000
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(a)(b)	1,050,000	1,152,375
Sensus Metering Systems, Inc., 8.63%, 12/15/13	800,000	812,000
SPX Corp., 7.63%, 12/15/14	950,000	1,046,187
Thermon Industries, Inc., 9.50%, 05/01/17	200,000	216,000

		17,387,625

Lodging 0.1%
Host Hotels & Resorts LP, Series O, 6.38%, 03/15/15	350,000	357,437

Media - Cable 1.6%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	350,000	419,125
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	500,000	522,500
7.88%, 04/30/18	1,425,000	1,514,063
8.13%, 04/30/20	100,000	108,750
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17(a)(b)	200,000	208,500
Insight Communications Co., Inc., 9.38%, 07/15/18(a)(b)	450,000	499,500
Virgin Media Finance PLC, Series 1, 9.50%, 08/15/16	1,275,000	1,450,312

		4,722,750

Media - Non-Cable 7.5%
Citadel Broadcasting Corp., 7.75%, 12/15/18(a)(b)	175,000	189,656
Clear Channel Communications, Inc., 9.00%, 03/01/21(a)(b)	475,000	473,813
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	1,250,000	1,370,313
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	125,000	136,563
Entravision Communications Corp., 8.75%, 08/01/17	550,000	585,750
Fox Acquisition Sub LLC, 13.38%, 07/15/16(a)(b)	1,150,000	1,282,250
Idearc Litigation Trusts, 8.00%, 11/15/16*(f)	1,375,000	10,312
Intelsat Intermediate Holding Co. Ltd., 9.50%, 02/01/15(d)	1,450,000	1,500,750
Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	2,250,000	2,399,063
Intelsat Jackson Holdings SA 7.25%, 04/01/19(a)(b)	550,000	550,687
8.50%, 11/01/19(a)(b)	750,000	806,250
7.50%, 04/01/21(a)(b)	350,000	350,875
Interpublic Group of Cos., Inc., 10.00%, 07/15/17	475,000	565,250
Lamar Media Corp., Series C, 6.63%, 08/15/15	375,000	382,500
Lamar Media Corp., Series B, 6.63%, 08/15/15	1,450,000	1,479,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media - Non-Cable (continued)
MDC Partners, Inc., 11.00%, 11/01/16	$1,225,000	$1,372,000
MediMedia USA, Inc., 11.38%, 11/15/14(a)(b)	1,550,000	1,379,500
Nexstar Broadcasting, Inc., Series 1, 7.00%, 01/15/14	923,695	898,293
Nexstar Broadcasting, Inc., 7.00%, 01/15/14	450,000	439,312
Nielsen Finance Co. LLC 11.63%, 02/01/14	651,000	766,553
11.50%, 05/01/16	487,000	573,442
Nielsen Finance Co. LLC/Nielsen Finance Co., 7.75%, 10/15/18(a)(b)	275,000	294,937
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18(a)(b)	750,000	772,500
SGS International, Inc., 12.00%, 12/15/13	1,675,000	1,723,156
Sirius XM Radio, Inc., 8.75%, 04/01/15(a)(b)	850,000	956,250
XM Satellite Radio, Inc. 13.00%, 08/01/13(a)(b)	325,000	385,938
7.63%, 11/01/18(a)(b)	975,000	1,028,625

		22,673,538

Metals & Mining 0.1%
Aleris International, Inc. 9.00%, 12/15/14*(c)(f)(j)	600,000	60
10.00%, 12/15/16*(c)(f)(j)	475,000	0
Atkore International, Inc., 9.88%, 01/01/18(a)(b)	275,000	293,562

		293,622

Packaging 3.1%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20(a)(b)	775,000	838,938
Berry Plastics Corp., 9.50%, 05/15/18	500,000	497,500
BWAY Holding Co., 10.00%, 06/15/18(a)(b)	625,000	687,500
Crown Americas LLC, 7.63%, 05/15/17	750,000	819,375
Graham Packaging Co. LP 8.25%, 01/01/17	1,275,000	1,367,438
8.25%, 10/01/18	425,000	455,812
Greif, Inc., 7.75%, 08/01/19	700,000	764,750
Packaging Dynamics Corp., 8.75%, 02/01/16(a)(b)	825,000	843,562
Reynolds Group Issuer, Inc. 8.50%, 05/15/18(a)(b)	2,100,000	2,126,250
7.13%, 04/15/19(a)(b)	600,000	615,000
9.00%, 04/15/19(a)(b)	150,000	155,250
8.25%, 02/15/21(a)(b)	250,000	247,500

		9,418,875

Paper 1.6%
Boise Paper Holdings LLC, 9.00%, 11/01/17	725,000	804,750
Cascades, Inc., 7.88%, 01/15/20	275,000	290,125
Clearwater Paper Corp. 10.63%, 06/15/16	225,000	254,250
7.13%, 11/01/18(a)(b)	100,000	104,750
Graphic Packaging International, Inc., 9.50%, 06/15/17	1,700,000	1,887,000
PE Paper Escrow GmbH, 12.00%, 08/01/14(a)(b)	375,000	431,250
Rock-Tenn Co., 9.25%, 03/15/16	900,000	990,000

		4,762,125

Restaurants 1.7%
DineEquity, Inc., 9.50%, 10/30/18(a)(b)	1,525,000	1,654,625
Dunkin Finance Corp., 9.63%, 12/01/18(a)(b)	1,171,000	1,192,956
NPC International, Inc., 9.50%, 05/01/14	1,325,000	1,354,813
Seminole Hard Rock Entertainment, Inc., 2.81%, 03/15/14(a)(b)(e)	1,025,000	999,375

		5,201,769

Retailers 4.2%
Express LLC, 8.75%, 03/01/18	175,000	189,875
General Nutrition Centers, Inc., 10.75%, 03/15/15	200,000	200,000
Giraffe Acquisition Corp., 9.13%, 12/01/18(a)(b)	1,000,000	970,000
JC Penney Corp., Inc., 7.40%, 04/01/37	225,000	214,312
Macy’s Retail Holdings, Inc. 6.65%, 07/15/24	250,000	255,000
7.00%, 02/15/28	225,000	227,250
6.90%, 01/15/32	125,000	124,375
Penske Auto Group, Inc., 7.75%, 12/15/16	1,450,000	1,498,938
Petco Animal Supplies, Inc., 9.25%, 12/01/18(a)(b)	1,400,000	1,498,000
QVC, Inc., 7.13%, 04/15/17(a)(b)	1,750,000	1,837,500
Sally Holdings, Inc./Sally Capital, Inc., 10.50%, 11/15/16	1,625,000	1,767,188
Toys “R” Us Property Co. I LLC, 10.75%, 07/15/17	1,325,000	1,503,875
Yankee Acquisition Corp., Series B, 9.75%, 02/15/17	2,075,000	2,207,281
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 02/15/16(a)(b)	350,000	352,625

		12,846,219

Services 2.5%
Bankrate, Inc., 11.75%, 07/15/15(a)(b)	525,000	597,188
Ceridian Corp., 11.25%, 11/15/15	475,000	494,000
Garda World Security Corp., 9.75%, 03/15/17(a)(b)	1,150,000	1,239,125
KAR Auction Services, Inc. 8.75%, 05/01/14	975,000	1,006,688
10.00%, 05/01/15	15,000	15,806
Sitel LLC, 11.50%, 04/01/18(a)(b)	1,350,000	1,257,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Services (continued)
Trans Union LLC, 11.38%, 06/15/18(a)(b)	$375,000	$428,437
West Corp. 11.00%, 10/15/16	1,300,000	1,397,500
8.63%, 10/01/18(a)(b)	125,000	131,563
7.88%, 01/15/19(a)(b)	875,000	891,406

		7,458,900

Specialty Retail 0.4%
Needle Merger Sub Corp., 8.13%, 03/15/19(a)(b)	1,050,000	1,060,500
U.S. Office Products Co., expired maturity, 9.75%, 06/15/08*(c)(f)(j)	455,359	0

		1,060,500

Technology 9.4%
Activant Solutions, Inc., 9.50%, 05/01/16	1,100,000	1,133,000
Advanced Micro Devices, Inc. 8.13%, 12/15/17	950,000	988,000
7.75%, 08/01/20	300,000	308,250
Allen Systems Group, Inc., 10.50%, 11/15/16(a)(b)	1,175,000	1,192,625
Aspect Software, Inc., 10.63%, 05/15/17(a)(b)	1,050,000	1,123,500
CDW Escrow Corp., 8.50%, 04/01/19(a)(b)	2,000,000	2,002,500
CommScope, Inc., 8.25%, 01/15/19(a)(b)	750,000	783,750
Compucom Systems, Inc., 12.50%, 10/01/15(a)(b)	1,450,000	1,567,812
Fidelity National Information Services, Inc. 7.63%, 07/15/17	1,800,000	1,950,750
7.88%, 07/15/20	100,000	109,250
Freescale Semiconductor, Inc. 9.25%, 04/15/18(a)(b)	1,025,000	1,122,375
10.75%, 08/01/20(a)(b)	1,000,000	1,122,500
GXS Worldwide, Inc., 9.75%, 06/15/15	1,250,000	1,271,875
Interactive Data Corp., 10.25%, 08/01/18(a)(b)	825,000	926,063
Kemet Corp., 10.50%, 05/01/18	850,000	958,375
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 04/15/18	1,050,000	1,173,375
Seagate Technology HDD Holdings 7.75%, 12/15/18(a)(b)	625,000	646,875
6.88%, 05/01/20(a)(b)	925,000	922,687
Serena Software, Inc., 10.38%, 03/15/16	1,050,000	1,105,125
Spansion LLC, 7.88%, 11/15/17(a)(b)	950,000	966,625
SS&C Technologies, Inc., 11.75%, 12/01/13	323,000	333,901
SSI Invest II, 11.13%, 06/01/18	1,125,000	1,260,000
Stream Global Services, Inc., 11.25%, 10/01/14	1,150,000	1,230,500
SunGard Data Systems, Inc. 10.63%, 05/15/15	1,350,000	1,479,938
10.25%, 08/15/15	1,050,000	1,102,500
7.38%, 11/15/18(a)(b)	225,000	230,062
7.63%, 11/15/20(a)(b)	250,000	256,875
Unisys Corp., 12.50%, 01/15/16	425,000	477,063
Viasystems, Inc., 12.00%, 01/15/15(a)(b)	675,000	762,750

		28,508,901

Transportation 1.6%
Avis Budget Car Rental LLC 9.63%, 03/15/18	950,000	1,049,750
8.25%, 01/15/19	750,000	785,625
CHC Helicopter SA, 9.25%, 10/15/20(a)(b)	875,000	901,250
Hertz Corp. 8.88%, 01/01/14	257,000	263,425
7.50%, 10/15/18(a)(b)	725,000	750,375
6.75%, 04/15/19(a)(b)	525,000	520,406
Kansas City Southern Railway Co., 8.00%, 06/01/15	375,000	406,875

		4,677,706

Utility - Electric 2.3%
Calpine Corp., 7.50%, 02/15/21(a)(b)	975,000	1,009,125
Dynegy Holdings, Inc., 7.75%, 06/01/19	775,000	601,594
Edison Mission Energy 7.75%, 06/15/16	800,000	680,000
7.00%, 05/15/17	125,000	100,312
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	425,000	450,362
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19(a)(b)	239,985	229,738
NRG Energy, Inc. 7.38%, 01/15/17	2,000,000	2,085,000
8.25%, 09/01/20(a)(b)	275,000	286,000
NV Energy, Inc., 6.75%, 08/15/17	800,000	820,526
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/01/15	1,175,000	687,375

		6,950,032

Utility - Natural Gas 2.9%
AmeriGas Partners LP, 7.13%, 05/20/16	875,000	907,813
Crosstex Energy LP, 8.88%, 02/15/18	1,325,000	1,444,250
Energy Transfer Equity LP, 7.50%, 10/15/20	1,250,000	1,359,375
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21(a)(b)	300,000	291,000
Holly Energy Partners LP, 6.25%, 03/01/15	750,000	746,250
Inergy LP 7.00%, 10/01/18(a)(b)	1,125,000	1,170,000
6.88%, 08/01/21(a)(b)	150,000	156,375
Niska Gas Storage US LLC, 8.88%, 03/15/18	850,000	924,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Utility - Natural Gas (continued)
Regency Energy Partners LP/Regency Energy Finance Corp. 9.38%, 06/01/16	$225,000	$255,937
6.88%, 12/01/18	575,000	612,375
Southern Star Central Corp., 6.75%, 03/01/16	600,000	609,000
Suburban Propane Partners LP, 7.38%, 03/15/20	225,000	240,750

		8,717,500

Wireless Communications 3.9%
Buccaneer Merger Sub, Inc., 9.13%, 01/15/19(a)(b)	1,000,000	1,060,000
Digicel Group Ltd. 12.00%, 04/01/14(a)(f)	500,000	586,250
9.13%, 01/15/15(a)(f)	800,767	836,802
8.25%, 09/01/17(a)(f)	1,375,000	1,457,500
10.50%, 04/15/18(a)(f)	150,000	171,750
MetroPCS Wireless, Inc. 7.88%, 09/01/18	825,000	882,750
6.63%, 11/15/20	725,000	724,094
Nextel Communications, Inc., Series D, 7.38%, 08/01/15	1,225,000	1,229,594
Sprint Capital Corp., 6.90%, 05/01/19	4,725,000	4,878,562

		11,827,302

Wireline Communications 0.3%
tw telecom holdings, inc., 8.00%, 03/01/18	100,000	107,875
Windstream Corp., 8.13%, 09/01/18	725,000	773,938

		881,813

Total Corporate Bonds (cost $278,374,637)		294,403,067

Common Stocks 0.0%†

	Shares	Market Value
Consumer Products 0.0%†
Sleepmaster LLC Membership Units ADR-NL*(f)(j)	185	0

Packaging 0.0%†
Pliant Corp. *(a)(f)(j)	1	0

Total Common Stocks (cost $155,470)		0

Preferred Stock 0.2%

	Shares	Market Value
Financial Institutions 0.2%
Ally Financial, Inc., 7.00%(b)	678	$630,879

Total Preferred Stock (cost $328,381)		630,879

Mutual Fund 1.4%

	Shares	Market Value

Money Market Fund 1.4%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(h)	4,282,751	4,282,751

Total Mutual Fund (cost $4,282,751)		4,282,751

Total Investments (cost $283,141,239) (i) — 98.9%		299,316,697
Other assets in excess of liabilities — 1.1%		3,320,615

NET ASSETS — 100.0%		$302,637,312

*	Denotes a non-income producing security.
(a)	Restricted security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2011 was $98,913,253 which represents 32.68% of net assets.
(c)	Security in default.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2011.
(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date.
(f)	Illiquid security.
(g)	Perpetual bond security. The maturity date reflects the next call date.
(h)	Represents 7-day effective yield as of March 31, 2011.
(i)	At March 31, 2011, the tax basis cost of the Fund’s investments was $283,321,897, tax unrealized appreciation and depreciation were $20,648,688 and $(4,653,888), respectively.
(j)	Fair Valued Security.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NL	Netherlands

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

PLC	Public Limited Company
PIK	Paid In Kind
RegS	Regulation S
SA	Stock Company
SCA	Limited partnership with share capital

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$—	$—	$—	$—
Corporate Bonds
Aerospace/Defense	—	4,138,751	—	4,138,751
Automotive	—	16,861,885	—	16,861,885
Building Materials	—	4,623,798	—	4,623,798
Chemicals	—	11,559,944	—	11,559,944
Construction Machinery	—	2,722,044	—	2,722,044
Consumer Products	—	12,062,862	—	12,062,862
Diversified Manufacturing	—	412,500	—	412,500
Energy	—	16,106,776	—	16,106,776
Entertainment	—	5,547,969	—	5,547,969
Financial Institutions	—	21,316,625	—	21,316,625
Food & Beverage	—	10,630,344	—	10,630,344
Food & Staples Retailing	—	—	—	—
Gaming	—	16,260,646	—	16,260,646
Healthcare	—	24,412,309	—	24,412,309
Industrial - Other	—	17,387,625	—	17,387,625
Lodging	—	357,437	—	357,437
Media - Cable	—	4,722,750	—	4,722,750
Media - Non-Cable	—	22,673,538	—	22,673,538
Metals & Mining	—	293,562	60	293,622
Packaging	—	9,418,875	—	9,418,875
Paper	—	4,762,125	—	4,762,125
Restaurants	—	5,201,769	—	5,201,769
Retailers	—	12,846,219	—	12,846,219
Services	—	7,458,900	—	7,458,900
Specialty Retail	—	1,060,500	—	1,060,500
Technology	—	28,508,901	—	28,508,901
Transportation	—	4,677,706	—	4,677,706
Utility - Electric	—	6,950,032	—	6,950,032
Utility - Natural Gas	—	8,717,500	—	8,717,500
Wireless Communications	—	11,827,302	—	11,827,302
Wireline Communications	—	881,813	—	881,813

Total Corporate Bonds	$—	$294,403,007	$60	$294,403,067

Mutual Fund	4,282,751	—	—	4,282,751
Preferred Stock*	—	630,879	—	630,879

Total	$4,282,751	$295,033,886	$60	$299,316,697

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of 12/31/10	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Realized Gain/(Loss)	3,911	(838,552)	(834,641)
Change in Unrealized Appreciation/(Depreciation)	—	834,720	834,720
Purchases	—	—	—
Sales	(3,911)	—	(3,911)
Transfers Into Level 3	—	3,892	3,892
Transfers Out of Level 3	—	—	—

Balance as of 03/31/11	$—	$60	$60

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$(3,832)	$(3,832)

Amounts designated as “—” are zero or have been rounded to zero.

Changes in valuation inputs may result in transfers into or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. The Level 3 investments presented above includes corporate bond investments, valued at $3,892 as of December 31, 2010, that were transferred from Level 2 to Level 3 during the period ended March 31, 2011. These transfers occurred because the investments were no longer valued on a daily basis by the Fund’s pricing vendor once the bonds entered into default status. The corporate bond investments are currently being fair valued daily by the Fund under procedures approved by the Board of Trustees. As of March 31, 2011, the investments are valued at an aggregate value of $60.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2011 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 96.3%

	Shares	Market Value
Aerospace & Defense 3.5%
Boeing Co. (The)	84,690	$6,261,131
Textron, Inc.	111,920	3,065,489

		9,326,620

Air Freight & Logistics 0.7%
FedEx Corp.	20,770	1,943,034

Auto Components 1.1%
Lear Corp.	59,600	2,912,652

Automobiles 0.8%
General Motors Co.*	72,170	2,239,435

Beverages 1.1%
Coca-Cola Co. (The)	44,470	2,950,584

Biotechnology 0.9%
Amgen, Inc.*	44,680	2,388,146

Building Products 3.0%
Masco Corp.	157,730	2,195,601
Owens Corning, Inc.*	164,610	5,924,314

		8,119,915

Capital Markets 4.9%
Goldman Sachs Group, Inc. (The)	28,090	4,451,422
Invesco Ltd.	208,075	5,318,397
State Street Corp.	74,040	3,327,358

		13,097,177

Commercial Banks 4.8%
Fifth Third Bancorp	235,320	3,266,242
SunTrust Banks, Inc.	102,860	2,966,482
Wells Fargo & Co.	211,840	6,715,328

		12,948,052

Communications Equipment 1.3%
Research In Motion Ltd.*	62,890	3,557,687

Computers & Peripherals 1.6%
Hewlett-Packard Co.	105,610	4,326,842

Construction & Engineering 1.0%
Chicago Bridge & Iron Co. NV
NYRS-NL	63,195	2,569,509

Consumer Finance 2.6%
American Express Co.	111,725	5,049,970
Capital One Financial Corp.	36,160	1,878,874

		6,928,844

Diversified Financial Services 9.1%
Bank of America Corp.	508,260	6,775,106
Citigroup, Inc.*	994,351	4,395,031
JPMorgan Chase & Co.	136,820	6,307,402
Moody’s Corp.	208,380	7,066,166

		24,543,705

Diversified Telecommunication Services 1.7%
Telefonica SA ADR-ES	177,270	4,470,749

Electric Utilities 0.7%
DPL, Inc.	19,680	539,429
NV Energy, Inc.	83,000	1,235,870

		1,775,299

Electrical Equipment 1.7%
ABB Ltd. ADR-CH*	190,290	4,603,115

Energy Equipment & Services 5.1%
Halliburton Co.	84,940	4,233,410
McDermott International, Inc.*	107,435	2,727,775
National Oilwell Varco, Inc.	48,190	3,820,021
Weatherford International Ltd.*	133,250	3,011,450

		13,792,656

Food & Staples Retailing 1.1%
CVS Caremark Corp.	83,650	2,870,868

Health Care Equipment & Supplies 3.3%
Covidien PLC	89,200	4,633,048
Zimmer Holdings, Inc.*	71,250	4,312,762

		8,945,810

Health Care Providers & Services 5.2%
Aetna, Inc.	95,585	3,577,747
AmerisourceBergen Corp.	21,370	845,397
Medco Health Solutions, Inc.*	83,340	4,680,374
WellPoint, Inc.	69,910	4,879,019

		13,982,537

Household Durables 1.9%
NVR, Inc.*	2,250	1,701,000
Whirlpool Corp.	39,840	3,400,742

		5,101,742

Household Products 1.0%
Energizer Holdings, Inc.*	37,635	2,678,107

Information Technology Services 2.3%
Lender Processing Services, Inc.	153,231	4,932,506
Visa, Inc., Class A	16,890	1,243,442

		6,175,948

Insurance 3.6%
Berkshire Hathaway, Inc., Class B*	74,050	6,192,801
MetLife, Inc.	79,835	3,571,020

		9,763,821

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks (continued)

	Shares	Market Value
Machinery 2.3%
Bucyrus International, Inc.	12,290	$1,123,921
Ingersoll-Rand PLC	76,650	3,702,961
Terex Corp.*	35,100	1,300,104

		6,126,986

Media 1.7%
McGraw-Hill Cos., Inc. (The)	112,380	4,427,772

Metals & Mining 4.4%
Cliffs Natural Resources, Inc.	25,550	2,511,054
Freeport-McMoRan Copper & Gold, Inc.	34,510	1,917,030
Teck Resources Ltd., Class B	63,765	3,380,820
United States Steel Corp.	9,920	535,085
Walter Energy, Inc.	12,285	1,663,758
Xstrata PLC	79,620	1,857,660

		11,865,407

Multiline Retail 2.7%
J.C. Penney Co., Inc.	96,810	3,476,447
Macy’s, Inc.	160,575	3,895,550

		7,371,997

Multi-Utilities 1.4%
CenterPoint Energy, Inc.	127,540	2,239,602
National Grid PLC ADR-UK	30,300	1,455,612

		3,695,214

Oil, Gas & Consumable Fuels 8.5%
Apache Corp.	12,930	1,692,796
Canadian Natural Resources Ltd.	82,300	4,068,089
Cenovus Energy, Inc.	93,300	3,674,154
El Paso Corp.	63,740	1,147,320
EOG Resources, Inc.	33,610	3,983,121
Kinder Morgan, Inc.*	42,800	1,268,592
Petroleo Brasileiro SA ADR-BR	118,210	4,779,230
Southwestern Energy Co.*	49,530	2,128,304

		22,741,606

Paper & Forest Products 0.3%
International Paper Co.	23,270	702,289

Personal Products 1.3%
Avon Products, Inc.	128,340	3,470,314

Pharmaceuticals 3.6%
Pfizer, Inc.	160,930	3,268,488
Shire PLC ADR-IE	74,030	6,448,013

		9,716,501

Semiconductors & Semiconductor Equipment 0.8%
Intel Corp.	103,550	2,088,604

Software 1.5%
Check Point Software Technologies Ltd.	36,120	1,843,926
Oracle Corp.	65,040	2,170,385

		4,014,311

Specialty Retail 3.8%
Aeropostale, Inc.*	90,730	2,206,553
Best Buy Co., Inc.	109,965	3,158,195
Limited Brands, Inc.	37,510	1,233,329
Lowe’s Cos., Inc.	140,970	3,725,837
		10,323,914

Total Common Stocks (cost $210,209,496)		258,557,769

Mutual Fund 3.0%

	Shares	Market Value
Money Market Fund 3.0%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16% (a)	8,122,056	8,122,056

Total Mutual Fund (cost $8,122,056)		8,122,056

Total Investments (cost $218,331,552) (b) — 99.3%		266,679,825
Other assets in excess of liabilities — 0.7%		1,980,112

NET ASSETS — 100.0%		$268,659,937

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $218,655,472, tax unrealized appreciation and depreciation were $52,302,690 and $(4,278,337), respectively.

ADR	American Depositary Receipt
BR	Brazil
CH	Switzerland
ES	Spain
IE	Ireland
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,326,620	$—	$—	$9,326,620
Air Freight & Logistics	1,943,034	—	—	1,943,034
Auto Components	2,912,652	—	—	2,912,652
Automobiles	2,239,435	—	—	2,239,435
Beverages	2,950,584	—	—	2,950,584
Biotechnology	2,388,146	—	—	2,388,146
Building Products	8,119,915	—	—	8,119,915
Capital Markets	13,097,177	—	—	13,097,177
Commercial Banks	12,948,052	—	—	12,948,052
Communications Equipment	3,557,687	—	—	3,557,687
Computers & Peripherals	4,326,842	—	—	4,326,842
Construction & Engineering	2,569,509	—	—	2,569,509
Consumer Finance	6,928,844	—	—	6,928,844
Diversified Financial Services	24,543,705	—	—	24,543,705
Diversified Telecommunication Services	4,470,749	—	—	4,470,749
Electric Utilities	1,775,299	—	—	1,775,299
Electrical Equipment	4,603,115	—	—	4,603,115
Energy Equipment & Services	13,792,656	—	—	13,792,656
Food & Staples Retailing	2,870,868	—	—	2,870,868
Health Care Equipment & Supplies	8,945,810	—	—	8,945,810
Health Care Providers & Services	13,982,537	—	—	13,982,537
Household Durables	5,101,742	—	—	5,101,742
Household Products	2,678,107	—	—	2,678,107
Information Technology Services	6,175,948	—	—	6,175,948
Insurance	9,763,821	—	—	9,763,821
Machinery	6,126,986	—	—	6,126,986
Media	4,427,772	—	—	4,427,772
Metals & Mining	10,007,747	1,857,660	—	11,865,407
Multiline Retail	7,371,997	—	—	7,371,997
Multi-Utilities	3,695,214	—	—	3,695,214
Oil, Gas & Consumable Fuels	22,741,606	—	—	22,741,606
Paper & Forest Products	702,289	—	—	702,289
Personal Products	3,470,314	—	—	3,470,314
Pharmaceuticals	9,716,501	—	—	9,716,501
Semiconductors & Semiconductor Equipment	2,088,604	—	—	2,088,604
Software	4,014,311	—	—	4,014,311
Specialty Retail	10,323,914	—	—	10,323,914

Total Common Stocks	$256,700,109	$1,857,660	$—	$258,557,769

Mutual Fund	8,122,056	—	—	8,122,056

Total	$264,822,165	$1,857,660	$—	$266,679,825

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2011 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.6%

	Shares	Market Value
Capital Markets 9.9%
Bank of New York Mellon Corp. (The)	204,401	$6,105,458
BlackRock, Inc.	31,385	6,308,699
Charles Schwab Corp. (The)	466,185	8,405,315

		20,819,472

Chemicals 3.2%
Novozymes AS, Class B	13,948	2,130,969
Praxair, Inc.	45,633	4,636,313

		6,767,282

Commercial Services & Supplies 2.3%
Herman Miller, Inc.	176,829	4,861,029

Electronic Equipment, Instruments & Components 6.0%
Anixter International, Inc.	88,854	6,210,006
National Instruments Corp.	194,200	6,363,934

		12,573,940

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	57,931	4,247,501

Food Products 4.9%
JM Smucker Co. (The)	61,627	4,399,551
McCormick & Co., Inc., Non-Voting Shares	122,285	5,848,892

		10,248,443

Health Care Equipment & Supplies 6.2%
Becton, Dickinson and Co.	80,016	6,370,874
Covidien PLC	127,503	6,622,506

		12,993,380

Household Products 4.0%
Procter & Gamble Co. (The)	137,221	8,452,814

Industrial Conglomerates 3.2%
3M Co.	71,536	6,688,616

Information Technology Services 2.5%
MasterCard, Inc., Class A	21,049	5,298,454

Insurance 4.5%
Markel Corp.*	7,752	3,212,816
Progressive Corp. (The)	297,597	6,288,225

		9,501,041

Internet Software & Services 3.9%
Yahoo!, Inc.*	488,638	8,135,823

Machinery 4.7%
Danaher Corp.	190,464	9,885,081

Media 5.1%
Comcast Corp., Special Class A	215,362	5,000,706
Scripps Networks Interactive, Inc., Class A	115,200	5,770,368

		10,771,074

Multiline Retail 2.9%
Target Corp.	120,390	6,020,704

Oil, Gas & Consumable Fuels 12.6%
BG Group PLC	383,909	9,530,725
Cimarex Energy Co.	31,049	3,578,087
Newfield Exploration Co.*	121,567	9,240,308
Noble Energy, Inc.	43,375	4,192,194

		26,541,314

Pharmaceuticals 7.8%
Hospira, Inc.*	120,410	6,646,632
Novo Nordisk AS ADR-DK	33,495	4,194,579
Roche Holding AG ADR-CH	119,855	4,308,787
Roche Holding AG	8,589	1,226,212

		16,376,210

Professional Services 1.1%
ICF International, Inc.*	117,886	2,421,378

Road & Rail 1.8%
Canadian National Railway Co.	49,215	3,704,413

Semiconductors & Semiconductor Equipment 7.8%
Altera Corp.	157,563	6,935,923
Texas Instruments, Inc.	271,308	9,376,405

		16,312,328

Software 0.2%
Sourcefire, Inc. *	18,520	509,485

Trading Companies & Distributors 2.0%
W.W. Grainger, Inc.	29,828	4,106,719

Total Common Stocks (cost $152,752,477)		207,236,501

Mutual Fund 1.8%

	Shares	Market Value
Money Market Fund 1.8%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16% (a)
	3,683,823	3,683,823

Total Mutual Fund (cost $3,683,823)		3,683,823

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Mutual Fund (continued)

	Shares	Market Value
Money Market Fund (continued)
Total Investments (cost $156,436,300) (b) — 100.4%		$210,920,324
Liabilities in excess of other assets — (0.4)%		(776,901)

NET ASSETS — 100.0%		$210,143,423

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $159,701,768, tax unrealized appreciation and depreciation were $53,642,355 and $(2,423,799), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
CH	Switzerland
DK	Denmark
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Capital Markets	$20,819,472	$—	$—	$20,819,472
Chemicals	4,636,313	2,130,969	—	6,767,282
Commercial Services & Supplies	4,861,029	—	—	4,861,029
Electronic Equipment, Instruments & Components	12,573,940	—	—	12,573,940
Food & Staples Retailing	4,247,501	—	—	4,247,501
Food Products	10,248,443	—	—	10,248,443
Health Care Equipment & Supplies	12,993,380	—	—	12,993,380
Household Products	8,452,814	—	—	8,452,814
Industrial Conglomerates	6,688,616	—	—	6,688,616
Information Technology Services	5,298,454	—	—	5,298,454
Insurance	9,501,041	—	—	9,501,041
Internet Software & Services	8,135,823	—	—	8,135,823
Machinery	9,885,081	—	—	9,885,081
Media	10,771,074	—	—	10,771,074
Multiline Retail	6,020,704	—	—	6,020,704
Oil, Gas & Consumable Fuels	17,010,589	9,530,725	—	26,541,314
Pharmaceuticals	15,149,998	1,226,212	—	16,376,210
Professional Services	2,421,378	—	—	2,421,378
Road & Rail	3,704,413	—	—	3,704,413
Semiconductors & Semiconductor Equipment	16,312,328	—	—	16,312,328
Software	509,485	—	—	509,485
Trading Companies & Distributors	4,106,719	—	—	4,106,719

Total Common Stocks	$194,348,595	$12,887,906	$—	$207,236,501

Mutual Fund	3,683,823	—	—	3,683,823

Total	$198,032,418	$12,887,906	$—	$210,920,324

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Automobile 0.1%
Ally Auto Receivables Trust, Series 2010-4, Class A4, 1.35%, 12/15/15	$1,150,000	$1,124,911

		1,124,911

Credit Card 0.1%
Citibank Credit Card Issuance Trust Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,305,013
Series 2008-C6, Class C6, 6.30%, 06/20/14	200,000	211,315

		1,516,328

Other 0.0%†
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	286,695

Total Asset-Backed Securities (cost $2,990,219)		2,927,934

Commercial Mortgage Backed Securities 2.3%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/43	1,200,000	1,229,586
Series 2006-6, Class A4, 5.36%, 10/10/45	2,070,000	2,178,711
Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,415,005
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,991,000	1,966,669
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 5.82%, 12/10/49(a)	3,271,583	3,589,786
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	2,820,000	3,001,105
CW Capital Cobalt Ltd., Series 2007- C3, Class A4 5.82%, 05/15/46(a)	2,080,000	2,211,093
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5 5.28%, 08/10/38(a)	3,067,000	3,204,289
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	2,224,000	2,290,518
Series 2006-LDP7, Class A4, 5.86%, 04/15/45(a)	3,339,000	3,668,985
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	420,000	414,753
Series 2007-LD12, Class A2, 5.83%, 02/15/51	2,200,000	2,279,158
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4 5.12%, 11/15/32(a)	3,109,000	3,311,476
Wachovia Bank Commercial Mortgage Trust Series 2002-C1, Class C, 6.55%, 04/15/34	1,711,000	1,771,310
Series 2005-C20, Class APB, 5.09%, 07/15/42(a)	1,811,413	1,899,835
Series 2006-C25, Class A5, 5.74%, 05/15/43(a)	800,000	875,451
Series 2007-C33, Class A4, 5.90%, 02/15/51(a)	1,945,000	2,082,750

Total Commercial Mortgage Backed Securities (cost $32,811,108)		38,390,480

Corporate Bonds 20.4%

	Principal Amount	Market Value
Aerospace & Defense 0.5%
Boeing Co. (The), 4.88%, 02/15/20	$1,100,000	$1,175,401
General Dynamics Corp., 4.25%, 05/15/13	250,000	266,062
Goodrich Corp. 6.29%, 07/01/16	354,000	404,720
6.80%, 07/01/36	185,000	215,064
Honeywell International, Inc. 5.40%, 03/15/16	705,000	792,890
5.30%, 03/01/18	840,000	930,037
L-3 Communications Corp., 5.20%, 10/15/19	500,000	521,531
Lockheed Martin Corp., Series B, 6.15%, 09/01/36	354,000	385,272
Lockheed Martin Corp., 5.72%, 06/01/40(b)	215,000	218,980
McDonnell Douglas Corp., 9.75%, 04/01/12	600,000	651,988
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	463,523
Raytheon Co. 6.40%, 12/15/18	206,000	240,420
3.13%, 10/15/20	250,000	229,073
7.00%, 11/01/28	133,000	160,840
Rockwell Collins, Inc., 4.75%, 12/01/13	295,000	315,112
United Technologies Corp. 4.88%, 05/01/15	545,000	600,140
6.13%, 07/15/38	400,000	450,227

		8,021,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (Continued)

	Principal Amount	Market Value
Air Freight & Logistics 0.1%
United Parcel Service of America, Inc. 8.38%, 04/01/20	$118,000	$155,188
8.38%, 04/01/30(c)	177,000	232,727
United Parcel Service, Inc. 3.13%, 01/15/21	500,000	463,297
6.20%, 01/15/38	295,000	329,986

		1,181,198

Airlines 0.0%†
Southwest Airlines Co., 5.13%, 03/01/17	147,000	152,487
United Air Lines, Inc., Series 2009-2A, 9.75%, 01/15/17	461,426	526,025

		678,512

Auto Components 0.1%
Johnson Controls, Inc. 4.88%, 09/15/13	177,000	190,555
1.75%, 03/01/14	500,000	497,892
4.25%, 03/01/21	150,000	148,195

		836,642

Automobile 0.0%†
Daimler Finance North America LLC, 6.50%, 11/15/13	487,000	543,869

Beverages 0.3%
Anheuser-Busch Cos., Inc. 4.38%, 01/15/13	29,000	30,472
5.00%, 03/01/19	236,000	248,963
5.75%, 04/01/36	324,000	333,589
6.00%, 11/01/41	147,000	153,123
Anheuser-Busch InBev Worldwide, Inc. 2.88%, 02/15/16	250,000	248,139
4.38%, 02/15/21	150,000	149,453
Bottling Group LLC, 4.63%, 11/15/12	413,000	437,482
Coca-Cola Co. (The), 3.15%, 11/15/20	450,000	418,690
Coca-Cola Enterprises, Inc., 7.38%, 03/03/14	480,000	556,562
Diageo Finance BV, 5.30%, 10/28/15	649,000	718,080
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	250,000	247,898
Pepsi Bottling Group, Inc., Series B, 7.00%, 03/01/29	206,000	254,913
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	486,254
PepsiCo, Inc. 7.90%, 11/01/18	700,000	888,484
3.13%, 11/01/20	300,000	276,537
5.50%, 01/15/40	250,000	257,694

		5,706,333

Biotechnology 0.1%
Amgen, Inc. 3.45%, 10/01/20	600,000	564,628
6.40%, 02/01/39	600,000	665,397
Celgene Corp., 3.95%, 10/15/20	400,000	377,460
Genentech, Inc., 5.25%, 07/15/35	88,000	86,569
Gilead Sciences, Inc., 4.50%, 04/01/21	200,000	197,623

		1,891,677

Capital Markets 1.1%
Bank of New York Mellon Corp. (The), 5.13%, 08/27/13	450,000	488,873
Bear Stearns Cos. LLC (The) 5.70%, 11/15/14	369,000	405,581
5.30%, 10/30/15	177,000	190,761
4.65%, 07/02/18	354,000	357,497
Credit Suisse Guernsey, 5.86%, 05/15/17(d)	400,000	388,000
Credit Suisse USA, Inc. 5.13%, 01/15/14	171,000	185,320
5.85%, 08/16/16	400,000	448,268
7.13%, 07/15/32	555,000	650,734
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/13	870,000	934,243
5.13%, 01/15/15	664,000	709,537
5.35%, 01/15/16	1,077,000	1,149,459
3.63%, 02/07/16	500,000	495,276
5.63%, 01/15/17	1,000,000	1,053,810
6.00%, 06/15/20	1,000,000	1,057,125
6.13%, 02/15/33	1,150,000	1,171,503
6.75%, 10/01/37	500,000	504,315
Jefferies Group, Inc., 6.25%, 01/15/36	177,000	163,605
Mellon Funding Corp., 5.00%, 12/01/14	265,000	288,413
Morgan Stanley 6.60%, 04/01/12	501,000	529,728
5.30%, 03/01/13	664,000	705,744
2.88%, 01/24/14	600,000	601,616
4.75%, 04/01/14	590,000	614,789
3.45%, 11/02/15	450,000	442,344
5.45%, 01/09/17	1,325,000	1,396,818
7.30%, 05/13/19	700,000	787,331
5.63%, 09/23/19	1,000,000	1,021,335
5.75%, 01/25/21	300,000	302,789
7.25%, 04/01/32	324,000	378,853
Nomura Holdings, Inc., 4.13%, 01/19/16	400,000	395,768
State Street Corp., 4.38%, 03/07/21	600,000	596,403
UBS Preferred Funding Trust V, Series 1, 6.24%, 05/15/16(d)	275,000	271,562

		18,687,400

Chemicals 0.2%
Albemarle Corp., 5.10%, 02/01/15	118,000	125,923
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	177,350
Dow Chemical Co. (The) 6.00%, 10/01/12	590,000	631,274
9.40%, 05/15/39	260,000	386,064

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	$885,000	$986,161
4.90%, 01/15/41	300,000	279,559
Eastman Chemical Co., 3.00%, 12/15/15	250,000	247,829
Lubrizol Corp. 5.50%, 10/01/14	354,000	395,346
6.50%, 10/01/34	147,000	160,308
Praxair, Inc. 3.95%, 06/01/13	177,000	187,376
4.05%, 03/15/21	200,000	199,992

		3,777,182

Commercial Banks 1.8%
BAC Capital Trust XI, 6.63%, 05/23/36	200,000	195,578
Bank of America NA 6.00%, 06/15/16	295,000	311,565
5.30%, 03/15/17	200,000	205,333
Bank of Nova Scotia 2.05%, 10/07/15	500,000	487,733
2.90%, 03/29/16	700,000	696,426
Bank One Corp. 5.25%, 01/30/13	147,000	155,865
8.00%, 04/29/27	290,000	350,945
Barclays Bank PLC 5.20%, 07/10/14	550,000	594,433
5.13%, 01/08/20	800,000	813,845
5.14%, 10/14/20	500,000	473,159
BB&T Corp. 4.75%, 10/01/12	236,000	247,452
3.20%, 03/15/16	500,000	496,577
BNP Paribas 3.60%, 02/23/16	250,000	250,424
5.00%, 01/15/21	250,000	252,337
Charter One Bank NA, Series AI, 6.38%, 05/15/12	700,000	726,148
Comerica, Inc., 4.80%, 05/01/15	177,000	185,811
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.13%, 10/13/15	250,000	241,219
Credit Suisse New York, 4.38%, 08/05/20	1,800,000	1,758,170
Deutsche Bank AG, Series 1, 3.25%, 01/11/16	275,000	276,066
Discover Bank, 7.00%, 04/15/20	400,000	440,081
Eksportfinans ASA, 5.50%, 05/25/16	383,000	429,997
Export-Import Bank of Korea, 4.00%, 01/29/21	600,000	547,142
Fifth Third Bancorp, 3.63%, 01/25/16	250,000	249,780
HSBC Bank USA NA 4.63%, 04/01/14	590,000	627,282
5.63%, 08/15/35	250,000	238,670
HSBC Holdings PLC 5.10%, 04/05/21	300,000	301,539
6.50%, 05/02/36	400,000	409,436
6.50%, 09/15/37	600,000	611,848
JPMorgan Chase Bank NA 5.88%, 06/13/16	442,000	486,683
6.00%, 07/05/17	2,210,000	2,427,402
6.00%, 10/01/17	1,000,000	1,093,768
KeyBank NA 5.70%, 08/15/12	265,000	280,162
5.80%, 07/01/14	147,000	160,542
6.95%, 02/01/28	225,000	238,439
Korea Development Bank 5.75%, 09/10/13	118,000	127,408
3.25%, 03/09/16(e)	700,000	686,503
Lloyds TSB Bank PLC, 6.38%, 01/21/21	500,000	521,048
Marshall & Ilsley Bank, 5.25%, 09/04/12	162,000	169,122
National City Corp., 4.90%, 01/15/15	354,000	380,549
PNC Funding Corp. 5.25%, 11/15/15	354,000	380,682
5.13%, 02/08/20	500,000	526,286
Royal Bank Of Scotland Group PLC, 5.00%, 11/12/13	150,000	152,010
Royal Bank of Scotland PLC (The), Series 2, 3.40%, 08/23/13	200,000	204,579
Royal Bank of Scotland PLC (The) 3.95%, 09/21/15	200,000	200,151
5.63%, 08/24/20	250,000	249,460
6.13%, 01/11/21	150,000	154,211
SunTrust Banks, Inc., 3.60%, 04/15/16	150,000	149,105
UBS AG 5.88%, 07/15/16	1,121,000	1,201,332
5.88%, 12/20/17	350,000	382,185
UnionBanCal Corp., 5.25%, 12/16/13	206,000	220,470
US Bancorp, 1.38%, 09/13/13	600,000	598,891
US Bank NA 4.95%, 10/30/14	265,000	288,384
4.80%, 04/15/15	133,000	142,592
Wachovia Bank NA 5.60%, 03/15/16	708,000	768,329
6.60%, 01/15/38	1,000,000	1,123,334
Wachovia Corp., 4.88%, 02/15/14	183,000	194,847
Wells Fargo & Co. 3.68%, 06/15/16	500,000	502,955
5.13%, 09/15/16	206,000	219,624
5.63%, 12/11/17	500,000	546,109
4.60%, 04/01/21	1,000,000	988,905
5.38%, 02/07/35	457,000	461,131
Wells Fargo Capital X, 5.95%, 12/15/36	275,000	270,779
Wells Fargo Capital XIII, 7.70%, 03/26/13(d)	475,000	489,250
Westpac Banking Corp. 2.10%, 08/02/13	250,000	252,353
4.20%, 02/27/15	500,000	523,180

		30,337,621

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies 0.2%
Block Financial LLC, 7.88%, 01/15/13	$100,000	$107,687
Pitney Bowes, Inc. 4.75%, 01/15/16	295,000	306,339
4.75%, 05/15/18	88,000	88,441
Republic Services, Inc., 5.25%, 11/15/21	800,000	837,482
RR Donnelley & Sons Co. 4.95%, 04/01/14	118,000	122,367
6.13%, 01/15/17	700,000	727,631
Science Applications International Corp., 5.50%, 07/01/33	177,000	175,747
Waste Management, Inc. 6.38%, 11/15/12	206,000	223,304
6.38%, 03/11/15	500,000	566,657
7.00%, 07/15/28	162,000	189,258

		3,344,913

Communications Equipment 0.1%
Cisco Systems, Inc. 1.63%, 03/14/14	300,000	299,506
5.50%, 02/22/16	425,000	477,199
4.95%, 02/15/19	200,000	214,705
5.90%, 02/15/39	500,000	518,833
Motorola, Inc., 7.50%, 05/15/25	206,000	233,344

		1,743,587

Computers & Peripherals 0.2%
Dell, Inc. 4.63%, 04/01/21	700,000	690,366
7.10%, 04/15/28	206,000	232,564
Hewlett-Packard Co. 6.50%, 07/01/12	292,000	311,972
5.50%, 03/01/18	800,000	888,232
3.75%, 12/01/20	500,000	480,348

		2,603,482

Construction Materials 0.1%
CRH America, Inc., 6.00%, 09/30/16	885,000	953,964
Lafarge SA, 6.50%, 07/15/16	265,000	280,684

		1,234,648

Consumer Finance 0.6%
American Express Co. 4.88%, 07/15/13	1,348,000	1,437,024
8.13%, 05/20/19	845,000	1,054,284
6.80%, 09/01/66(a)	290,000	295,800
Capital One Bank USA NA, 5.13%, 02/15/14	765,000	832,973
Capital One Capital III, 7.69%, 08/15/36	250,000	257,188
Capital One Financial Corp., 5.25%, 02/21/17	304,000	321,561
Caterpillar Financial Services Corp. 6.13%, 02/17/14	1,400,000	1,576,935
5.50%, 03/15/16	295,000	329,230
HSBC Finance Corp. 7.00%, 05/15/12	811,000	862,562
6.68%, 01/15/21(b)	295,000	306,205
John Deere Capital Corp., 1.60%, 03/03/14	800,000	800,138
SLM Corp., Series A, 5.38%, 05/15/14	1,091,000	1,131,354
SLM Corp. 6.25%, 01/25/16	300,000	312,750
8.45%, 06/15/18	150,000	168,000
Toyota Motor Credit Corp., 2.80%, 01/11/16	600,000	597,559

		10,283,563

Diversified Financial Services 3.7%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/20	1,400,000	1,550,054
Associates Corp of North America, 6.95%, 11/01/18	339,000	378,860
AXA Financial, Inc., 7.00%, 04/01/28	133,000	139,915
Bank of America Corp. 2.10%, 04/30/12	2,325,000	2,367,608
4.88%, 09/15/12	289,000	302,763
4.88%, 01/15/13	649,000	682,380
4.75%, 08/01/15	619,000	646,283
5.25%, 12/01/15	737,000	773,045
5.63%, 10/14/16	1,460,000	1,557,862
5.63%, 07/01/20	1,000,000	1,026,676
Bank of America Corp., Series L, 5.65%, 05/01/18	3,700,000	3,866,803
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	149,077
BP Capital Markets PLC 3.88%, 03/10/15	900,000	934,532
3.20%, 03/11/16	400,000	398,235
4.50%, 10/01/20	200,000	198,471
Capital One Capital IV, 6.75%, 02/17/37(a)	185,000	185,694
Citigroup Funding, Inc., 2.25%, 12/10/12	6,485,000	6,648,584
Citigroup, Inc. 5.63%, 08/27/12	295,000	310,106
5.50%, 04/11/13	500,000	535,008
5.50%, 10/15/14	2,100,000	2,265,060
5.30%, 01/07/16	1,979,000	2,097,813
5.85%, 08/02/16	413,000	447,509
5.38%, 08/09/20	250,000	257,363
6.63%, 06/15/32	333,000	344,004
5.88%, 02/22/33	118,000	110,934
5.85%, 12/11/34	525,000	514,800
5.88%, 05/29/37	250,000	243,947
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	324,000	352,120
Deutsche Bank AG, 4.88%, 05/20/13	1,250,000	1,329,031

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
Deutsche Bank Financial LLC, 5.38%, 03/02/15	$177,000	$188,435
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	703,009
General Electric Capital Corp. Series A, 6.00%, 06/15/12	263,000	278,500
Series A, 6.75%, 03/15/32	1,128,000	1,239,493
General Electric Capital Corp. 1.88%, 09/16/13	1,300,000	1,299,554
4.88%, 03/04/15	619,000	667,413
5.00%, 01/08/16	295,000	317,630
5.40%, 02/15/17	585,000	634,173
5.63%, 09/15/17	2,000,000	2,170,250
5.30%, 02/11/21	350,000	355,484
6.15%, 08/07/37	1,200,000	1,226,768
6.38%, 11/15/67(a)	925,000	950,438
Goldman Sachs Capital I, 6.35%, 02/15/34	250,000	240,228
Goldman Sachs Capital II, 5.79%, 06/01/12(d)	575,000	495,937
JPMorgan Chase & Co. 2.13%, 12/26/12	3,225,000	3,304,190
3.70%, 01/20/15	805,000	828,115
4.75%, 03/01/15	254,000	270,823
5.15%, 10/01/15	501,000	536,674
4.25%, 10/15/20	350,000	334,499
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	750,000	753,850
Kreditanstalt fuer Wiederaufbau 1.88%, 01/14/13	1,000,000	1,018,103
1.38%, 07/15/13	1,100,000	1,107,897
3.50%, 03/10/14	2,915,000	3,084,015
4.13%, 10/15/14	708,000	769,438
4.38%, 07/21/15	2,145,000	2,335,030
2.63%, 02/16/16	500,000	504,187
4.38%, 03/15/18	600,000	644,701
2.75%, 09/08/20	400,000	369,264
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	750,000	840,442
National Rural Utilities Cooperative Finance Corp. 4.75%, 03/01/14	324,000	349,872
5.45%, 04/10/17	850,000	940,106
National Rural Utilities Cooperative Finance Corp., Series C, 8.00%, 03/01/32	159,000	205,232
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	236,000	257,328
4.88%, 02/16/16	350,000	386,132
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	389,869

		60,611,616

Diversified Telecommunication Services 1.3%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	98,257
AT&T, Inc. 5.88%, 08/15/12	425,000	452,904
4.95%, 01/15/13	1,500,000	1,597,660
5.10%, 09/15/14	1,003,000	1,096,836
5.63%, 06/15/16	295,000	330,004
6.15%, 09/15/34	1,161,000	1,156,948
6.55%, 02/15/39	410,000	427,318
5.35%, 09/01/40(b)	395,000	353,819
BellSouth Corp. 5.20%, 09/15/14	501,000	547,781
6.55%, 06/15/34	177,000	185,262
British Telecommunications PLC, 5.95%, 01/15/18	750,000	827,410
Corning, Inc., 4.25%, 08/15/20	250,000	247,704
Deutsche Telekom International Finance BV 5.25%, 07/22/13	737,000	796,463
5.75%, 03/23/16	697,000	780,355
8.75%, 06/15/30	369,000	483,794
Embarq Corp. 7.08%, 06/01/16	133,000	151,246
8.00%, 06/01/36	550,000	620,071
France Telecom SA, 8.50%, 03/01/31	407,000	547,650
GTE Corp. 6.84%, 04/15/18	206,000	238,065
6.94%, 04/15/28	147,000	162,978
Qwest Corp., 8.38%, 05/01/16	1,225,000	1,457,750
Telecom Italia Capital SA 4.95%, 09/30/14	295,000	307,338
5.25%, 10/01/15	940,000	972,956
6.00%, 09/30/34	230,000	208,117
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,770,000	1,966,821
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	255,485
Verizon Communications, Inc. 4.90%, 09/15/15	590,000	643,209
8.75%, 11/01/18	550,000	703,695
6.35%, 04/01/19	200,000	227,415
5.85%, 09/15/35	118,000	117,418
Verizon Global Funding Corp. 6.88%, 06/15/12	295,000	315,319
7.38%, 09/01/12	522,000	567,900
4.38%, 06/01/13	369,000	392,183
7.75%, 12/01/30	1,190,000	1,433,330

		20,671,461

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities 1.2%
Alabama Power Co., 5.70%, 02/15/33	$574,000	$591,564
Ameren Energy Generating Co., Series F, 7.95%, 06/01/32	105,000	102,181
American Electric Power Co., Inc., 5.25%, 06/01/15	192,000	208,119
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	205,517
Arizona Public Service Co., 5.50%, 09/01/35	215,000	205,058
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,256,166
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	411,271
Consolidated Edison Co. of New York, Inc., Series 02-B, 4.88%, 02/01/13	124,000	131,481
Consolidated Edison Co. of New York, Inc., Series 05-C, 5.38%, 12/15/15	177,000	197,068
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	1,000,000	1,131,075
Consolidated Edison Co. of New York, Inc., Series 03-A, 5.88%, 04/01/33	118,000	124,100
Duke Energy Corp., 5.05%, 09/15/19	1,200,000	1,249,848
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	193,074
Duke Energy Ohio, Inc., 5.70%, 09/15/12	41,000	43,631
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	71,055
Edison International, 3.75%, 09/15/17	500,000	492,087
Entergy Corp., 5.13%, 09/15/20	400,000	390,373
Entergy Mississippi, Inc., 5.15%, 02/01/13	289,000	302,259
Exelon Corp. 4.90%, 06/15/15	413,000	434,020
5.63%, 06/15/35	836,000	779,244
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	718,165
Florida Power & Light Co. 4.85%, 02/01/13	147,000	156,214
5.85%, 02/01/33	100,000	105,481
5.95%, 10/01/33	77,000	82,288
5.40%, 09/01/35	130,000	129,678
5.65%, 02/01/37	450,000	464,385
Florida Power Corp., 5.90%, 03/01/33	318,000	332,485
Georgia Power Co., Series K, 5.13%, 11/15/12	106,000	112,785
LG&E and KU Energy LLC, 3.75%, 11/15/20(b)	700,000	646,255
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	243,703
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	571,093
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	260,199
Oncor Electric Delivery Co. LLC 6.38%, 05/01/12	552,000	579,993
6.38%, 01/15/15	692,000	776,603
Pacific Gas & Electric Co. 4.80%, 03/01/14	472,000	506,887
6.25%, 03/01/39	600,000	637,243
PacifiCorp, 5.25%, 06/15/35	177,000	171,842
Progress Energy, Inc. 4.40%, 01/15/21	700,000	694,798
7.75%, 03/01/31	236,000	292,544
PSEG Power LLC 6.95%, 06/01/12	74,000	78,889
5.50%, 12/01/15	413,000	449,458
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	251,000	275,513
Public Service Co. of Colorado, 3.20%, 11/15/20	250,000	232,381
Public Service Electric & Gas Co., Series B, 5.13%, 09/01/12	195,000	206,042
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	143,434
Scottish Power Ltd., 5.81%, 03/15/25	118,000	110,561
South Carolina Electric & Gas Co., 6.50%, 11/01/18	250,000	293,077
Southern California Edison Co., 6.00%, 01/15/34	177,000	192,322
Southern California Edison Co., Series 05-B, 5.55%, 01/15/36	436,000	446,764
Southern Co., 2.38%, 09/15/15	300,000	294,938
Southern Power Co., Series B, 6.25%, 07/15/12	251,000	266,340
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	159,248
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	147,000	163,411
Westar Energy, Inc., 6.00%, 07/01/14	265,000	290,975
Wisconsin Electric Power Co., 5.63%, 05/15/33	59,000	60,559

		19,665,744

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electrical Equipment 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	$83,000	$91,726

Electronic Equipment & Instruments 0.0%†
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	101,665

Energy Equipment & Services 0.2%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	328,990
Ensco PLC, 4.70%, 03/15/21	500,000	496,303
EOG Resources, Inc. 5.63%, 06/01/19	130,000	142,635
4.10%, 02/01/21	400,000	387,266
Halliburton Co., 6.70%, 09/15/38	400,000	461,917
Nabors Industries, Inc. 5.38%, 08/15/12	41,000	42,875
5.00%, 09/15/20	500,000	496,644
Noble Holding International Ltd., 4.63%, 03/01/21	500,000	493,378
Petrobras International Finance Co. - Pifco, 3.88%, 01/27/16	250,000	251,671
Total Capital SA, 2.30%, 03/15/16	500,000	486,923
Transocean, Inc., 7.50%, 04/15/31	177,000	198,629
Weatherford International Ltd., 9.63%, 03/01/19	200,000	254,716

		4,041,947

Food & Staples Retailing 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	968,197
CVS Caremark Corp., 6.25%, 06/01/27	795,000	870,769
Kroger Co. (The) 6.20%, 06/15/12	236,000	249,487
7.50%, 04/01/31	257,000	306,932
5.40%, 07/15/40	500,000	469,265
Safeway, Inc. 5.80%, 08/15/12	206,000	219,138
5.63%, 08/15/14	177,000	192,832
5.00%, 08/15/19	200,000	206,787
3.95%, 08/15/20	100,000	94,586
Sysco Corp., 5.38%, 09/21/35	106,000	109,672
Wal-Mart Stores, Inc. 5.00%, 04/05/12(e)	1,800,000	1,875,121
3.20%, 05/15/14	900,000	942,776
3.63%, 07/08/20	500,000	483,740
3.25%, 10/25/20	500,000	467,046
7.55%, 02/15/30	118,000	150,086
5.25%, 09/01/35	708,000	692,115
5.00%, 10/25/40	250,000	232,525

		8,531,074

Food Products 0.3%
Archer-Daniels-Midland Co. 5.94%, 10/01/32	345,000	371,974
5.38%, 09/15/35	147,000	147,493
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	88,000	91,814
4.10%, 03/15/16	400,000	400,995
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(b)	177,000	191,430
Campbell Soup Co., 4.88%, 10/01/13	236,000	253,510
ConAgra Foods, Inc., 7.00%, 10/01/28	221,000	237,498
H.J. Heinz Finance Co., 6.75%, 03/15/32	88,000	99,561
Kellogg Co., 4.00%, 12/15/20	500,000	489,349
Kellogg Co., Series B, 7.45%, 04/01/31	147,000	183,151
Kraft Foods, Inc. 6.00%, 02/11/13	550,000	595,087
6.50%, 08/11/17	250,000	285,088
6.50%, 11/01/31	189,000	207,654
7.00%, 08/11/37	910,000	1,023,081
Sara Lee Corp., 2.75%, 09/15/15(e)	250,000	247,543
Unilever Capital Corp. 2.75%, 02/10/16	400,000	401,601
5.90%, 11/15/32	206,000	228,339

		5,455,168

Gas Utilities 0.2%
AGL Capital Corp., 4.45%, 04/15/13	177,000	186,578
Atmos Energy Corp. 5.13%, 01/15/13	133,000	139,610
4.95%, 10/15/14	265,000	281,161
CenterPoint Energy Resources Corp., 4.50%, 01/15/21(b)	305,000	298,978
Energy Transfer Partners LP, 5.95%, 02/01/15	250,000	274,087
ONEOK Partners LP, 6.13%, 02/01/41	100,000	99,948

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Southern California Gas Co., 4.80%, 10/01/12	$383,000	$404,426
Southern Natural Gas Co., 5.90%, 04/01/17(b)	250,000	278,153
Williams Partners LP, 5.25%, 03/15/20	500,000	521,586

		2,484,527

Health Care Equipment & Supplies 0.1%
Baxter International, Inc. 4.63%, 03/15/15	77,000	83,778
5.38%, 06/01/18	400,000	443,916
Covidien International Finance SA, 6.00%, 10/15/17	400,000	455,875

		983,569

Health Care Providers & Services 0.4%
Aetna, Inc. 6.00%, 06/15/16	550,000	619,418
6.63%, 06/15/36	250,000	276,253
CIGNA Corp., 4.50%, 03/15/21	200,000	196,888
Medco Health Solutions, Inc. 7.13%, 03/15/18	200,000	233,245
4.13%, 09/15/20	300,000	289,176
Medtronic, Inc. 4.45%, 03/15/20	800,000	819,567
4.13%, 03/15/21	500,000	494,165
Quest Diagnostics, Inc., 5.45%, 11/01/15	324,000	353,762
UnitedHealth Group, Inc. 5.38%, 03/15/16	295,000	324,972
5.80%, 03/15/36	708,000	703,356
WellPoint, Inc. 5.00%, 12/15/14	1,036,000	1,133,197
5.25%, 01/15/16	324,000	356,058
5.95%, 12/15/34	118,000	121,331

		5,921,388

Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp. 5.35%, 03/01/18	360,000	403,249
4.88%, 07/15/40	600,000	566,496
Yum! Brands, Inc., 6.88%, 11/15/37	600,000	668,441

		1,638,186

Household Durables 0.0%†
Black & Decker Corp., 4.75%, 11/01/14	230,000	247,372
Fortune Brands, Inc., 5.38%, 01/15/16	265,000	281,397
MDC Holdings, Inc., 5.50%, 05/15/13	147,000	152,320
Toll Brothers Finance Corp., 6.88%, 11/15/12	7,000	7,414

		688,503

Household Products 0.2%
Kimberly-Clark Corp. 4.88%, 08/15/15(e)	800,000	878,366
6.63%, 08/01/37	630,000	751,744
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	244,168
4.85%, 12/15/15	177,000	196,605
5.80%, 08/15/34	545,000	603,049

		2,673,932

Industrial Conglomerates 0.2%
3M Co., 5.70%, 03/15/37	415,000	451,879
General Electric Co., 5.00%, 02/01/13	929,000	989,763
Tyco Electronics Group SA, 6.55%, 10/01/17	400,000	457,762
Tyco International Finance SA, 4.13%, 10/15/14	800,000	849,447

		2,748,851

Information Technology Services 0.1%
International Business Machines Corp. 4.75%, 11/29/12	516,000	548,368
1.00%, 08/05/13	600,000	596,427
5.88%, 11/29/32	983,000	1,083,462

		2,228,257

Insurance 0.8%
ACE INA Holdings, Inc., 5.88%, 06/15/14	560,000	621,614
Aflac, Inc., 6.45%, 08/15/40	200,000	200,733
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	157,658
Allstate Corp. (The) 6.13%, 12/15/32	118,000	121,927
5.55%, 05/09/35	88,000	85,915
5.95%, 04/01/36	118,000	119,848
6.13%, 05/15/37(a)	195,000	196,950
6.50%, 05/15/57(a)	195,000	198,169
American International Group, Inc. 5.05%, 10/01/15	147,000	151,572
5.60%, 10/18/16	585,000	606,900
5.85%, 01/16/18	400,000	416,654
8.18%, 05/15/58(a)	425,000	457,406
6.25%, 03/15/87	275,000	251,625
AON Corp., 5.00%, 09/30/20	500,000	505,445

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Berkshire Hathaway Finance Corp. 4.75%, 05/15/12	$1,090,000	$1,136,995
4.85%, 01/15/15	1,504,000	1,640,879
Chubb Corp. 6.00%, 05/11/37	315,000	329,934
6.38%, 03/29/67(a)	400,000	421,000
CNA Financial Corp., 5.75%, 08/15/21	250,000	255,954
Genworth Financial, Inc. 5.75%, 06/15/14	88,000	90,662
6.50%, 06/15/34	206,000	181,803
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	309,000	293,077
Lincoln National Corp., 6.15%, 04/07/36	440,000	453,118
Marsh & McLennan Cos., Inc., 5.75%, 09/15/15	43,000	46,710
MetLife, Inc. 5.50%, 06/15/14	265,000	289,389
5.70%, 06/15/35	659,000	657,544
6.40%, 12/15/36	500,000	481,550
Nationwide Financial Services, Inc., 6.75%, 05/15/37(f)	105,000	97,387
Progressive Corp. (The), 6.25%, 12/01/32	162,000	170,561
Prudential Financial, Inc. Series B, 5.10%, 09/20/14	295,000	317,060
Series B, 5.75%, 07/15/33	147,000	143,029
Prudential Financial, Inc., 6.63%, 06/21/40	500,000	550,888
Travelers Cos., Inc. (The), 5.75%, 12/15/17	585,000	644,901
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	207,359
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	99,220
Willis North America, Inc., 5.63%, 07/15/15	177,000	188,388
XL Group PLC, 5.25%, 09/15/14	779,000	820,659

		13,610,483

Internet & Catalog Retail 0.0%†
eBay, Inc. 0.88%, 10/15/13	250,000	247,267
3.25%, 10/15/20	200,000	182,966

		430,233

Life Sciences Tools & Services 0.0%†
Thermo Fisher Scientific, Inc. 2.05%, 02/21/14	100,000	101,088
3.20%, 03/01/16	400,000	406,709

		507,797

Machinery 0.1%
Caterpillar, Inc. 7.30%, 05/01/31	100,000	127,581
6.05%, 08/15/36	177,000	198,858
Deere & Co., 8.10%, 05/15/30	500,000	671,302
Dover Corp. 4.88%, 10/15/15	224,000	246,035
5.38%, 03/01/41	100,000	100,363
Stanley Black & Decker, Inc., 4.90%, 11/01/12	133,000	139,576

		1,483,715

Media 1.0%
CBS Corp. 5.63%, 08/15/12	31,000	32,709
8.88%, 05/15/19	50,000	62,785
7.88%, 07/30/30	80,000	92,869
5.50%, 05/15/33	118,000	106,939
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	159,679
Comcast Corp. 5.90%, 03/15/16	413,000	459,399
6.50%, 01/15/17	1,013,000	1,153,559
5.70%, 07/01/19	500,000	541,816
7.05%, 03/15/33	295,000	329,482
6.50%, 11/15/35	100,000	103,522
6.95%, 08/15/37	295,000	321,162
COX Communications, Inc. 5.45%, 12/15/14	354,000	390,704
5.50%, 10/01/15	383,000	420,064
DIRECTV Holdings LLC, 3.55%, 03/15/15	500,000	510,881
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.13%, 02/15/16	250,000	246,374
4.60%, 02/15/21	1,000,000	974,873
Discovery Communications LLC, 5.05%, 06/01/20	500,000	520,802
Historic TW, Inc., 6.88%, 06/15/18	176,000	202,319
NBC Universal, Inc. 4.38%, 04/01/21(b)	800,000	765,912
5.95%, 04/01/41(b)	200,000	191,653
News America, Inc. 5.30%, 12/15/14	367,000	404,936
8.00%, 10/17/16	118,000	142,557
4.50%, 02/15/21(b)	250,000	244,933
7.28%, 06/30/28	77,000	85,049
6.55%, 03/15/33	300,000	315,083
6.20%, 12/15/34	245,000	246,402
6.15%, 02/15/41(b)	250,000	247,911

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Omnicom Group, Inc. 5.90%, 04/15/16	$177,000	$197,925
4.45%, 08/15/20	150,000	147,736
Time Warner Cable, Inc. 6.20%, 07/01/13	750,000	824,595
6.75%, 07/01/18	585,000	664,572
8.25%, 04/01/19	1,700,000	2,070,989
6.75%, 06/15/39	900,000	941,015
Time Warner, Inc. 7.63%, 04/15/31	777,000	896,323
7.70%, 05/01/32	932,000	1,086,859
Viacom, Inc., 6.88%, 04/30/36	324,000	354,778
Walt Disney Co. (The), Series B, 6.20%, 06/20/14	413,000	465,818

		16,924,984

Metals & Mining 0.4%
Alcoa, Inc. 5.38%, 01/15/13	100,000	106,643
5.87%, 02/23/22	625,000	639,592
ArcelorMittal 6.13%, 06/01/18	1,510,000	1,599,474
5.50%, 03/01/21	200,000	197,081
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	251,417
BHP Billiton Finance USA Ltd. 4.80%, 04/15/13	236,000	252,832
5.25%, 12/15/15	285,000	317,084
Cliffs Natural Resources, Inc., 4.88%, 04/01/21	200,000	197,274
Newmont Mining Corp., 5.88%, 04/01/35	236,000	238,578
Placer Dome, Inc., 6.38%, 03/01/33	139,000	146,732
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	295,000	319,198
5.75%, 06/01/35	206,000	205,715
Rio Tinto Finance USA Ltd., 3.50%, 11/02/20	450,000	419,490
Vale Overseas Ltd., 6.88%, 11/21/36	944,000	1,005,229

		5,896,339

Multiline Retail 0.1%
Target Corp. 6.00%, 01/15/18	500,000	572,196
7.00%, 07/15/31	174,000	205,030
6.35%, 11/01/32	313,000	349,921

		1,127,147

Multi-Utilities 0.3%
Dominion Resources, Inc. 5.70%, 09/17/12	162,000	172,193
5.20%, 08/15/19	200,000	213,184
Dominion Resources, Inc., Series E, 6.30%, 03/15/33	10,000	10,593
Dominion Resources, Inc., Series B, 5.95%, 06/15/35	251,000	258,556
DTE Energy Co., 6.35%, 06/01/16	913,000	1,026,427
MidAmerican Energy Holdings Co. 5.88%, 10/01/12	1,334,000	1,424,625
6.50%, 09/15/37	250,000	276,480
Sempra Energy, 6.00%, 10/15/39	720,000	733,069
Xcel Energy, Inc. 5.61%, 04/01/17	248,000	265,964
6.50%, 07/01/36	177,000	196,622

		4,577,713

Office Electronics 0.0%†
Xerox Corp. 5.50%, 05/15/12	500,000	523,055
6.35%, 05/15/18	250,000	282,669

		805,724

Oil, Gas & Consumable Fuels 1.3%
Anadarko Petroleum Corp. 5.95%, 09/15/16	100,000	108,739
6.38%, 09/15/17	100,000	110,070
6.45%, 09/15/36	531,000	530,314
Apache Corp. 6.25%, 04/15/12	230,000	242,157
7.63%, 07/01/19	59,000	71,706
5.10%, 09/01/40	100,000	92,961
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	519,898
Baker Hughes, Inc., 5.13%, 09/15/40	200,000	189,674
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	90,479
Buckeye Partners LP, 4.88%, 02/01/21	250,000	248,337
Canadian Natural Resources Ltd., 6.25%, 03/15/38	590,000	635,407
Cenovus Energy, Inc., 5.70%, 10/15/19	1,020,000	1,132,254
Chevron Corp., 3.95%, 03/03/14	585,000	625,594
ConocoPhillips 4.75%, 10/15/12	675,000	715,470
4.60%, 01/15/15	950,000	1,035,342
5.90%, 10/15/32	177,000	189,353
6.50%, 02/01/39	650,000	739,967

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	$1,069,000	$1,169,177
Devon Energy Corp., 7.95%, 04/15/32	350,000	453,993
Energy Transfer Partners LP, 6.70%, 07/01/18	350,000	396,541
Enterprise Products Operating LLC, Series G, 5.60%, 10/15/14	1,194,000	1,319,088
Enterprise Products Operating LLC 3.20%, 02/01/16	250,000	248,441
6.13%, 10/15/39	285,000	283,661
Hess Corp., 7.30%, 08/15/31	354,000	415,052
Kern River Funding Corp., 4.89%, 04/30/18(b)	59,592	64,289
Kinder Morgan Energy Partners LP 3.50%, 03/01/16	50,000	50,381
6.85%, 02/15/20	935,000	1,071,228
5.80%, 03/15/35	206,000	196,768
Marathon Oil Corp., 6.80%, 03/15/32	118,000	130,820
Marathon Petroleum Corp., 5.13%, 03/01/21(b)	600,000	604,790
Murphy Oil Corp., 6.38%, 05/01/12	59,000	62,034
NuStar Logistics LP, 4.80%, 09/01/20	200,000	196,724
ONEOK Partners LP, 3.25%, 02/01/16	800,000	796,052
Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,074,000	1,077,343
Petrobras International Finance Co., 5.75%, 01/20/20	1,425,000	1,470,078
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/13	330,000	359,715
3.95%, 09/15/15	200,000	206,249
Shell International Finance BV, 6.38%, 12/15/38	820,000	926,676
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	349,901
Statoil ASA, 3.13%, 08/17/17	250,000	247,203
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	185,299
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	240,646
Valero Energy Corp. 6.88%, 04/15/12	590,000	623,692
7.50%, 04/15/32	118,000	129,980
6.63%, 06/15/37	455,000	458,619

		21,012,162

Paper & Forest Products 0.1%
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	177,000	185,968
International Paper Co. 5.30%, 04/01/15(e)	206,000	221,998
9.38%, 05/15/19	665,000	855,959

		1,263,925

Pharmaceuticals 0.9%
Abbott Laboratories 5.88%, 05/15/16	481,000	550,501
6.00%, 04/01/39	1,040,000	1,126,371
AstraZeneca PLC 5.40%, 06/01/14	295,000	328,766
5.90%, 09/15/17	400,000	456,657
6.45%, 09/15/37	200,000	226,370
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,559,965
Eli Lilly & Co., 7.13%, 06/01/25	118,000	148,668
GlaxoSmithKline Capital, Inc. 4.85%, 05/15/13	2,700,000	2,905,394
5.38%, 04/15/34	201,000	202,988
Johnson & Johnson 2.95%, 09/01/20	200,000	188,324
4.95%, 05/15/33	663,000	662,966
Merck & Co., Inc. 4.75%, 03/01/15	354,000	386,974
6.40%, 03/01/28	74,000	86,211
5.95%, 12/01/28	162,000	181,725
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	508,774
Pfizer, Inc. 4.65%, 03/01/18	265,000	279,443
7.20%, 03/15/39	525,000	649,868
Pharmacia Corp., 6.60%, 12/01/28	177,000	209,941
Sanofi-Aventis SA, 2.63%, 03/29/16	500,000	495,702
Schering-Plough Corp., 5.30%, 12/01/13	1,400,000	1,542,395
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	142,000	154,851
Wyeth 5.50%, 02/01/14	678,000	747,678
5.50%, 02/15/16	634,000	709,434
6.50%, 02/01/34	206,000	236,691

		14,546,657

Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP 5.00%, 06/01/15	590,000	633,001
5.63%, 11/15/20	465,000	498,058

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust, 5.00%, 06/15/15	$147,000	$157,205
CommonWealth REIT, 5.75%, 02/15/14	177,000	184,710
ERP Operating LP 5.25%, 09/15/14	472,000	513,486
5.38%, 08/01/16	295,000	320,803
HCP, Inc. 6.45%, 06/25/12	56,000	59,163
6.00%, 01/30/17	472,000	509,615
5.38%, 02/01/21	200,000	201,977
Health Care REIT, Inc. 6.00%, 11/15/13	177,000	192,789
5.25%, 01/15/22	400,000	390,265
Hospitality Properties Trust, 6.75%, 02/15/13	745,000	792,948
Simon Property Group LP 5.10%, 06/15/15	531,000	578,994
6.10%, 05/01/16	413,000	466,717
5.65%, 02/01/20	250,000	269,218

		5,768,949

Road & Rail 0.2%
Burlington Northern Santa Fe LLC 7.95%, 08/15/30	206,000	261,607
5.05%, 03/01/41	500,000	460,281
CSX Corp. 5.50%, 08/01/13	507,000	549,159
7.38%, 02/01/19	400,000	483,426
3.70%, 10/30/20	300,000	282,836
Norfolk Southern Corp., 5.59%, 05/17/25	84,000	90,006
Union Pacific Corp. 5.13%, 02/15/14	600,000	655,021
5.38%, 06/01/33	62,000	60,725
6.25%, 05/01/34	236,000	258,396

		3,101,457

Software 0.3%
Microsoft Corp. 2.95%, 06/01/14	420,000	437,132
2.50%, 02/08/16	250,000	249,769
3.00%, 10/01/20	500,000	464,216
4.50%, 10/01/40	300,000	268,087
Oracle Corp. 3.75%, 07/08/14	1,210,000	1,284,233
5.25%, 01/15/16	572,000	635,861
5.00%, 07/08/19	200,000	214,227
5.38%, 07/15/40(b)	600,000	583,990

		4,137,515

Sovereign 0.0%†
Japan Finance Corp. 2.88%, 02/02/15	300,000	306,591
2.50%, 01/21/16(e)	500,000	494,189

		800,780

Specialty Retail 0.1%
AutoZone, Inc., 4.00%, 11/15/20	500,000	465,086
Best Buy Co., Inc., 5.50%, 03/15/21	200,000	196,242
Home Depot, Inc. 5.40%, 03/01/16	590,000	652,428
5.88%, 12/16/36	300,000	298,198
5.95%, 04/01/41	150,000	149,582
Lowe’s Cos., Inc. 6.50%, 03/15/29	236,000	264,966
5.80%, 10/15/36	300,000	311,193

		2,337,695

Supranational 0.0%†
Svensk Exportkredit AB, 1.75%, 10/20/15	500,000	485,230

Thrifts & Mortgage Finance 0.0%†
Golden West Financial Corp., 4.75%, 10/01/12	156,000	163,880

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	800,000	1,052,094
9.25%, 08/06/19	700,000	913,550
Philip Morris International, Inc. 5.65%, 05/16/18	400,000	445,280
6.38%, 05/16/38	810,000	910,445

		3,321,369

Wireless Telecommunication Services 0.3%
America Movil SAB de CV 5.75%, 01/15/15	295,000	325,409
6.38%, 03/01/35	177,000	190,831
American Tower Corp., 5.05%, 09/01/20(e)	500,000	485,765
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	480,161
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,000,000	1,141,414
New Cingular Wireless Services, Inc., 8.13%, 05/01/12	44,000	47,357

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC 5.00%, 12/16/13	$664,000	$720,503
4.15%, 06/10/14	865,000	917,038
2.88%, 03/16/16	400,000	396,242
7.88%, 02/15/30	206,000	261,036

		4,965,756

Total Corporate Bonds (cost $321,420,646)		336,679,031

Municipal Bonds 0.8%

	Principal Amount	Market Value
California 0.3%
Bay Area Toll Authority, Series F-2, 6.26%, 04/01/49	500,000	502,520
Los Angeles Community College District, 6.75%, 08/01/49	300,000	315,633
Los Angeles Department of Water & Power, 6.57%, 07/01/45	500,000	517,615
Los Angeles Unified School District, 6.76%, 07/01/34	420,000	439,899
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	195,514
State of California 5.25%, 04/01/14	500,000	522,455
7.55%, 04/01/39	1,410,000	1,532,656
University of California, 5.95%, 05/15/45	500,000	452,225

		4,478,517

Connecticut 0.0%†
State of Connecticut, Series A, 5.85%, 03/15/32	500,000	513,625

Georgia 0.1%
Municipal Electric Authority of Georgia, 6.66%, 04/01/57	1,000,000	940,140

Illinois 0.1%
Chicago Transit Authority, Series A, 6.90%, 12/01/40	500,000	490,425
State of Illinois 5.88%, 03/01/19	200,000	199,750
5.10%, 06/01/33	1,645,000	1,333,881

		2,024,056

Massachusetts 0.0%†
Commonwealth of Massachusetts, Series E, 4.20%, 12/01/21	500,000	496,080

New Jersey 0.1%
New Jersey Economic Development Authority., Series B, 3.56%, 02/15/20	650,000	374,823
New Jersey State Turnpike Authority, Series F, 7.41%, 01/01/40	790,000	874,317
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	247,102

		1,496,242

New York 0.1%
Metropolitan Transportation Authority, 7.34%, 11/15/39	760,000	861,597
New York State Urban Development Corp, 5.84%, 03/15/40	450,000	450,657
Port Authority of New York & New Jersey, 6.04%, 12/01/29	620,000	634,725

		1,946,979

Ohio 0.0%†
Northeast Regional Sewer District, 6.04%, 11/15/40	300,000	289,980

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, 5.85%, 07/15/30	500,000	501,580

Texas 0.1%
Dallas Area Rapid Transit, 6.00%, 12/01/44	500,000	515,625

Total Municipal Bonds (cost $13,393,577)		13,202,824

U.S. Government Mortgage Backed Agencies 32.9%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# MA0583, 4.00%, 12/01/40	2,040,623	2,010,145
Pool# 822023 5.50%, 07/01/20	11,205	12,160
Pool# 826869 5.50%, 08/01/20	445,991	487,080
Pool# 835228 5.50%, 08/01/20	9,673	10,594
Pool# 825811 5.50%, 09/01/20	11,029	12,080
Pool# 832837 5.50%, 09/01/20	399,083	435,851
Pool# 839585 5.50%, 09/01/20	39,179	42,520
Pool# 811505 5.50%, 10/01/20	26,403	28,918

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# 829704 5.50%, 10/01/20	$40,830	$44,311
Pool# 838565 5.50%, 10/01/20	469,405	514,119
Pool# 838566 5.50%, 10/01/20	16,397	17,907
Pool# 840102 5.50%, 10/01/20	337,350	369,484
Pool# 841947 5.50%, 10/01/20	19,235	20,875
Pool# 843102 5.50%, 10/01/20	12,607	13,808
Pool# 839100 5.50%, 11/01/20	11,854	12,865
Pool# 840808 5.50%, 11/01/20	14,551	15,791
Pool# 847832 5.50%, 11/01/20	23,349	25,340
Pool# 847920 5.50%, 11/01/20	426,340	465,619
Pool# 830670 5.50%, 12/01/20	21,180	23,198
Pool# 866142 5.50%, 01/01/21	39,509	43,148
Pool# 788210 5.50%, 02/01/21	271,036	295,143
Pool# 837194 5.50%, 02/01/21	8,850	9,605
Pool# 867183 5.50%, 02/01/21	54,194	58,713
Pool# 811558 5.50%, 03/01/21	398,463	434,177
Pool# 870296 5.50%, 03/01/21	5,361	5,808
Pool# 878120 5.50%, 04/01/21	21,434	23,476
Pool# 878121 5.50%, 04/01/21	26,926	29,406
Pool# 811559 5.50%, 05/01/21	211,153	228,759
Pool# 879115 5.50%, 05/01/21	56,445	61,151
Pool# 883922 5.50%, 05/01/21	306,974	334,967
Pool# 885440 5.50%, 05/01/21	9,672	10,593
Pool# 845489 5.50%, 06/01/21	6,739	7,301
Pool# 880950 5.50%, 07/01/21	220,203	238,564
Pool# 870092 5.50%, 08/01/21	12,365	13,395
Pool# 896599 5.50%, 08/01/21	8,562	9,276
Pool# 896605 5.50%, 08/01/21	7,700	8,342
Pool# 903350 5.00%, 10/01/21	27,884	29,768
Pool# 894126 5.50%, 10/01/21	6,701	7,260
Pool# 902789 5.50%, 11/01/21	271,808	294,471
Pool# 901509 5.00%, 12/01/21	31,932	34,089
Pool# 906708 5.00%, 12/01/21	379,923	405,595
Pool# 905586 5.50%, 12/01/21	295,378	320,007
Pool# 906205 5.50%, 01/01/22	10,648	11,536
Pool# 906317 5.50%, 01/01/22	14,126	15,296
Pool# 928106 5.50%, 02/01/22	394,500	427,187
Pool# 913889 5.50%, 03/01/22	226,441	245,321
Pool# 914385 5.50%, 03/01/22	8,204	8,883
Pool# 913323 5.50%, 04/01/22	16,498	17,865
Pool# 913331 5.50%, 05/01/22	23,738	25,705
Pool# 899438 5.50%, 06/01/22	316,401	342,617
Pool# 939673 5.50%, 06/01/22	55,676	60,289
Pool# 928711 6.00%, 09/01/22	650,172	709,704
Pool# AA2549 4.00%, 04/01/24	2,925,667	3,011,608
Pool# 934863 4.00%, 06/01/24	4,969,669	5,115,653
Pool# AC1374 4.00%, 08/01/24	1,255,651	1,296,852
Pool# AC1529 4.50%, 09/01/24	4,756,353	4,994,779
Pool# AD0244 4.50%, 10/01/24	568,041	596,516
Pool# AD4089 4.50%, 05/01/25	3,604,098	3,787,017
Pool# 890216 4.50%, 07/01/25	1,092,623	1,148,077
Pool# AB1609 4.00%, 10/01/25	2,822,551	2,905,905
Pool# AH1361 3.50%, 12/01/25	1,011,313	1,015,393
Pool# AH1518 3.50%, 12/01/25	1,018,106	1,022,213
Pool# AH2717 3.50%, 01/01/26	1,923,658	1,931,419
Pool# AH5611 3.00%, 02/01/26	994,756	971,399

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# AH5616 3.50%, 02/01/26	$3,976,793	$3,994,079
Pool# 930770 4.50%, 03/01/29	1,682,856	1,740,750
Pool# 930998 4.50%, 04/01/29	1,020,738	1,055,853
Pool# AH1515 4.00%, 12/01/30	2,582,057	2,593,116
Pool# AB2121 4.00%, 01/01/31	393,800	395,487
Pool# 560868 7.50%, 02/01/31	907	1,054
Pool# 607212 7.50%, 10/01/31	47,174	54,803
Pool# 607559 6.50%, 11/01/31	1,941	2,195
Pool# 607632 6.50%, 11/01/31	279	315
Pool# 545556 7.00%, 04/01/32	28,127	32,385
Pool# 545605 7.00%, 05/01/32	36,248	42,098
Pool# 651361 7.00%, 07/01/32	23,167	26,683
Pool# 661664 7.50%, 09/01/32	20,782	24,157
Pool# 689741 5.50%, 02/01/33	129,945	139,927
Pool# 656559 6.50%, 02/01/33	189,081	213,894
Pool# 555346 5.50%, 04/01/33	469,102	505,138
Pool# 713560 5.50%, 04/01/33	45,182	48,653
Pool# 694846 6.50%, 04/01/33	30,309	34,286
Pool# 701261 7.00%, 04/01/33	2,734	3,145
Pool# 555421 5.00%, 05/01/33	15,331,236	16,161,068
Pool# 555684 5.50%, 07/01/33	103,111	111,032
Pool# 720087 5.50%, 07/01/33	4,231,629	4,556,702
Pool# 728721 5.50%, 07/01/33	272,713	293,663
Pool# 743235 5.50%, 10/01/33	172,165	185,391
Pool# 750229 6.50%, 10/01/33	143,128	161,911
Pool# 755872 5.50%, 12/01/33	2,023,352	2,178,786
Pool# 725221 5.50%, 01/01/34	57,347	61,753
Pool# 725223 5.50%, 03/01/34	6,047	6,512
Pool# 725228 6.00%, 03/01/34	4,295,970	4,727,502
Pool# 725425 5.50%, 04/01/34	3,848,430	4,151,009
Pool# 725423 5.50%, 05/01/34	308,903	332,633
Pool# 725594 5.50%, 07/01/34	1,352,182	1,454,366
Pool# 788027 6.50%, 09/01/34	152,820	172,302
Pool# 807310 7.00%, 11/01/34	18,910	21,686
Pool# 735141 5.50%, 01/01/35	4,691,180	5,045,692
Pool# 889852 5.50%, 05/01/35	112,676	121,402
Pool# 256023 6.00%, 12/01/35	3,800,136	4,160,486
Pool# 889745 5.50%, 06/01/36	55,270	59,516
Pool# 888635 5.50%, 09/01/36	1,532,937	1,650,697
Pool# 907252 7.00%, 12/01/36	387,283	443,266
Pool# 923834 7.00%, 04/01/37	271,312	310,520
Pool# 888596 6.50%, 07/01/37	7,538,162	8,459,093
Pool# 925172 7.00%, 08/01/37	254,017	290,725
Pool# 995050 6.00%, 09/01/37	13,195,864	14,414,177
Pool# 947831 7.00%, 10/01/37	341,758	391,146
Pool# 955194 7.00%, 11/01/37	765,826	876,497
Pool# 889072 6.50%, 12/01/37	1,530,749	1,717,759
Pool# 928940 7.00%, 12/01/37	298,478	341,611
Pool# 257137 7.00%, 03/01/38	16,080	18,382
Pool# 974965 5.00%, 04/01/38	10,877,067	11,396,127
Pool# 257409 7.00%, 10/01/38	425,450	486,367
Pool# 990810 7.00%, 10/01/38	723,214	826,766
Pool# AA6013 4.50%, 05/01/39	9,425,898	9,605,838
Pool# 190396 4.50%, 06/01/39	10,271,374	10,467,455
Pool# AA9611 4.00%, 07/01/39	5,561,792	5,478,723
Pool# AA9809 4.50%, 07/01/39	11,411,346	11,629,189

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# AC0397 4.50%, 07/01/39	$2,623,375	$2,673,455
Pool# 994002 4.00%, 08/01/39	4,803,322	4,733,083
Pool# AC1454 4.00%, 08/01/39	6,910,234	6,807,026
Pool# AC1921 4.00%, 09/01/39	3,093,986	3,047,775
Pool# AC2651 4.00%, 10/01/39	1,954,009	1,924,825
Pool# AC9890 3.29%, 04/01/40(a)	9,779,774	10,094,561
Pool# AC9895 3.29%, 04/01/40(a)	7,141,657	7,371,408
Pool# AD2888 4.50%, 04/01/40	3,693,917	3,764,434
Pool# AD7992 4.50%, 07/01/40	3,904,325	3,978,858
Pool# AB1259 5.00%, 07/01/40	11,543,024	12,097,472
Pool# AB1388 4.50%, 08/01/40	5,509,792	5,614,974
Pool# AD9153 4.50%, 08/01/40	5,640,238	5,747,910
Pool# AD8536 5.00%, 08/01/40	2,745,259	2,877,122
Pool# AB1735 3.50%, 11/01/40	54,000	50,915
Pool# 932888 3.50%, 01/01/41	662,449	624,608
Pool# 932891 3.50%, 01/01/41	105,344	99,327
Pool# AB2066 3.50%, 01/01/41	1,259,877	1,187,909
Pool# AB2067 3.50%, 01/01/41	1,234,422	1,163,908
Pool# AB2068 3.50%, 01/01/41	716,673	675,734
Pool# AE6392 4.00%, 02/01/41	1,941,694	1,912,087
Fannie Mae Pool TBA
5.00%, 04/25/26	6,900,000	7,330,174
5.50%, 04/25/26	1,000,000	1,081,562
4.00%, 04/25/41	3,000,000	2,950,314
6.00%, 04/25/41	2,000,000	2,175,000
Freddie Mac Gold Pool
Pool# M80917 4.50%, 05/01/11	18,529	18,406
Pool# M80926 4.50%, 07/01/11	72,896	73,889
Pool# M80934 4.50%, 08/01/11	93,209	95,033
Pool# G10940 6.50%, 11/01/11	69	70
Pool# G11130 6.00%, 12/01/11	913	923
Pool# M80981 4.50%, 07/01/12	47,961	49,741
Pool# E00507 7.50%, 09/01/12	494	518
Pool# G10749 6.00%, 10/01/12	11,448	12,429
Pool# M81009 4.50%, 02/01/13	39,177	40,658
Pool# E69050 6.00%, 02/01/13	12,946	14,054
Pool# E72896 7.00%, 10/01/13	5,279	5,577
Pool# G11612 6.00%, 04/01/14	376	382
Pool# E00677 6.00%, 06/01/14	30,851	33,314
Pool# E00802 7.50%, 02/01/15	18,151	19,756
Pool# G11001 6.50%, 03/01/15	10,782	11,735
Pool# G11003 7.50%, 04/01/15	957	1,039
Pool# G11164 7.00%, 05/01/15	3,125	3,351
Pool# E81396 7.00%, 10/01/15	500	542
Pool# E81394 7.50%, 10/01/15	6,712	7,340
Pool# E84097 6.50%, 12/01/15	2,832	3,082
Pool# E00938 7.00%, 01/01/16	8,266	8,963
Pool# E82132 7.00%, 01/01/16	1,784	1,936
Pool# E82815 6.00%, 03/01/16	3,747	4,068
Pool# E83231 6.00%, 04/01/16	1,873	2,033
Pool# E83233 6.00%, 04/01/16	4,785	5,195
Pool# G11972 6.00%, 04/01/16	99,752	108,293
Pool# E83046 7.00%, 04/01/16	704	764
Pool# E00975 6.00%, 05/01/16	25,793	27,974
Pool# E83355 6.00%, 05/01/16	6,258	6,793
Pool# E83636 6.00%, 05/01/16	10,496	11,395
Pool# E83933 6.50%, 05/01/16	541	589
Pool# E00985 6.00%, 06/01/16	14,049	15,236
Pool# E00987 6.50%, 06/01/16	12,929	14,064

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# E84236 6.50%, 06/01/16	$3,594	$3,912
Pool# E00996 6.50%, 07/01/16	1,642	1,771
Pool# E84912 6.50%, 08/01/16	8,922	9,712
Pool# E85117 6.50%, 08/01/16	4,317	4,698
Pool# E85387 6.00%, 09/01/16	13,527	14,685
Pool# E85800 6.50%, 10/01/16	4,015	4,370
Pool# E86183 6.00%, 11/01/16	2,114	2,295
Pool# E01083 7.00%, 11/01/16	3,827	4,184
Pool# G11207 7.00%, 11/01/16	8,550	9,279
Pool# E86533 6.00%, 12/01/16	6,320	6,861
Pool# E01095 6.00%, 01/01/17	6,281	6,822
Pool# E87584 6.00%, 01/01/17	5,043	5,475
Pool# E86995 6.50%, 01/01/17	14,465	15,745
Pool# E87291 6.50%, 01/01/17	20,286	22,080
Pool# E87446 6.50%, 01/01/17	3,512	3,830
Pool# E88076 6.00%, 02/01/17	7,145	7,770
Pool# E01127 6.50%, 02/01/17	9,808	10,616
Pool# E88055 6.50%, 02/01/17	33,110	36,110
Pool# E88106 6.50%, 02/01/17	23,596	25,734
Pool# E01137 6.00%, 03/01/17	9,345	10,156
Pool# E88134 6.00%, 03/01/17	2,504	2,723
Pool# E88474 6.00%, 03/01/17	8,478	9,220
Pool# E88768 6.00%, 03/01/17	15,339	16,652
Pool# E01138 6.50%, 03/01/17	6,262	6,781
Pool# E01139 6.00%, 04/01/17	43,873	47,702
Pool# E88729 6.00%, 04/01/17	7,678	8,349
Pool# E89149 6.00%, 04/01/17	9,779	10,635
Pool# E89151 6.00%, 04/01/17	7,957	8,653
Pool# E89217 6.00%, 04/01/17	8,095	8,803
Pool# E89222 6.00%, 04/01/17	35,089	38,160
Pool# E89347 6.00%, 04/01/17	2,660	2,893
Pool# E89496 6.00%, 04/01/17	5,862	6,375
Pool# E89203 6.50%, 04/01/17	4,852	5,291
Pool# E01140 6.00%, 05/01/17	38,007	41,343
Pool# E89530 6.00%, 05/01/17	26,468	28,784
Pool# E89746 6.00%, 05/01/17	61,072	66,416
Pool# E89788 6.00%, 05/01/17	6,299	6,850
Pool# E89909 6.00%, 05/01/17	8,023	8,725
Pool# G11409 6.00%, 05/01/17	57,060	61,945
Pool# E01156 6.50%, 05/01/17	15,660	16,973
Pool# E89924 6.50%, 05/01/17	27,121	29,579
Pool# B15071 6.00%, 06/01/17	116,471	127,536
Pool# E01157 6.00%, 06/01/17	27,046	29,444
Pool# E90194 6.00%, 06/01/17	6,806	7,402
Pool# E90227 6.00%, 06/01/17	6,085	6,617
Pool# E90313 6.00%, 06/01/17	3,304	3,593
Pool# E90594 6.00%, 07/01/17	24,026	26,129
Pool# E90645 6.00%, 07/01/17	30,222	32,867
Pool# E90667 6.00%, 07/01/17	7,187	7,816
Pool# E01205 6.50%, 08/01/17	12,609	13,673
Pool# G11458 6.00%, 09/01/17	14,348	15,576
Pool# G11434 6.50%, 01/01/18	14,874	16,190
Pool# G18007 6.00%, 07/01/19	39,617	43,158
Pool# B16087 6.00%, 08/01/19	79,875	87,464
Pool# G18062 6.00%, 06/01/20	63,881	69,590
Pool# J00935 5.00%, 12/01/20	86,343	92,335

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011(Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# J00854 5.00%, 01/01/21	$329,201	$351,909
Pool# J00871 5.00%, 01/01/21	141,790	151,570
Pool# G18096 5.50%, 01/01/21	46,170	50,107
Pool# J01189 5.00%, 02/01/21	122,677	130,909
Pool# J01279 5.50%, 02/01/21	79,500	86,005
Pool# J01570 5.50%, 04/01/21	62,773	67,909
Pool# J01633 5.50%, 04/01/21	234,952	254,175
Pool# J01757 5.00%, 05/01/21	136,781	145,960
Pool# J01771 5.00%, 05/01/21	48,509	51,840
Pool# J01879 5.00%, 05/01/21	46,156	49,359
Pool# J06015 5.00%, 05/01/21	134,889	144,172
Pool# G18122 5.00%, 06/01/21	92,153	98,337
Pool# G18123 5.50%, 06/01/21	146,875	158,892
Pool# J01980 6.00%, 06/01/21	67,704	73,819
Pool# J03074 5.00%, 07/01/21	93,257	99,515
Pool# J03028 5.50%, 07/01/21	55,080	59,828
Pool# G12245 6.00%, 07/01/21	62,778	68,388
Pool# G12310 5.50%, 08/01/21	41,062	44,422
Pool# G12348 6.00%, 08/01/21	104,075	113,377
Pool# G12412 5.50%, 11/01/21	59,108	63,944
Pool# G13145 5.50%, 04/01/23	2,669,303	2,884,364
Pool# C90719 5.00%, 10/01/23	2,368,396	2,530,874
Pool# J09912 4.00%, 06/01/24	5,251,614	5,406,700
Pool# C00351 8.00%, 07/01/24	1,538	1,811
Pool# G13900 5.00%, 12/01/24	1,165,297	1,248,589
Pool# D60780 8.00%, 06/01/25	3,726	4,392
Pool# G30267 5.00%, 08/01/25	815,423	868,101
Pool# D64617 8.00%, 10/01/25	295	297
Pool# J13883 3.50%, 12/01/25	2,935,201	2,948,418
Pool# J14732 4.00%, 03/01/26	2,000,000	2,060,312
Pool# D82854 7.00%, 10/01/27	4,566	5,241
Pool# C00566 7.50%, 12/01/27	6,056	7,003
Pool# C00678 7.00%, 11/01/28	8,095	9,300
Pool# C18271 7.00%, 11/01/28	4,306	4,947
Pool# C91244 4.50%, 04/01/29	1,274,342	1,317,187
Pool# C00836 7.00%, 07/01/29	3,488	4,011
Pool# A16201 7.00%, 08/01/29	18,998	21,843
Pool# C31282 7.00%, 09/01/29	703	808
Pool# C31285 7.00%, 09/01/29	8,278	9,518
Pool# A18212 7.00%, 11/01/29	56,917	65,441
Pool# C32914 8.00%, 11/01/29	3,960	4,674
Pool# C37436 8.00%, 01/01/30	5,520	6,516
Pool# C36306 7.00%, 02/01/30	1,483	1,707
Pool# C36429 7.00%, 02/01/30	1,846	2,123
Pool# C00921 7.50%, 02/01/30	5,322	6,168
Pool# G01108 7.00%, 04/01/30	2,639	3,035
Pool# C37703 7.50%, 04/01/30	3,760	4,358
Pool# C41561 8.00%, 08/01/30	2,639	3,115
Pool# C01051 8.00%, 09/01/30	10,157	11,649
Pool# C43550 7.00%, 10/01/30	6,098	7,016
Pool# C44017 7.50%, 10/01/30	979	1,135
Pool# C43967 8.00%, 10/01/30	48,077	56,767
Pool# C44978 7.00%, 11/01/30	2,125	2,445
Pool# C44957 8.00%, 11/01/30	5,628	6,645
Pool# C01106 7.00%, 12/01/30	44,236	50,896
Pool# C01103 7.50%, 12/01/30	4,171	4,834

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# C01116 7.50%, 01/01/31	$4,104	$4,757
Pool# C46932 7.50%, 01/01/31	5,939	6,883
Pool# C47287 7.50%, 02/01/31	6,348	7,358
Pool# C48851 7.00%, 03/01/31	9,347	10,761
Pool# G01217 7.00%, 03/01/31	41,770	48,059
Pool# C48206 7.50%, 03/01/31	5,513	6,380
Pool# C53324 7.00%, 06/01/31	7,610	8,761
Pool# C01209 8.00%, 06/01/31	2,149	2,537
Pool# C54792 7.00%, 07/01/31	49,050	56,470
Pool# C55071 7.50%, 07/01/31	841	975
Pool# G01309 7.00%, 08/01/31	8,889	10,234
Pool# C01222 7.00%, 09/01/31	6,835	7,869
Pool# G01311 7.00%, 09/01/31	57,561	66,227
Pool# G01315 7.00%, 09/01/31	2,194	2,525
Pool# C58647 7.00%, 10/01/31	3,247	3,738
Pool# C58694 7.00%, 10/01/31	15,660	18,028
Pool# C60012 7.00%, 11/01/31	2,395	2,758
Pool# C61298 8.00%, 11/01/31	7,161	8,455
Pool# C61105 7.00%, 12/01/31	7,634	8,789
Pool# C01305 7.50%, 12/01/31	5,237	6,073
Pool# C62218 7.00%, 01/01/32	7,550	8,692
Pool# C63171 7.00%, 01/01/32	25,905	29,823
Pool# C64121 7.50%, 02/01/32	7,737	8,972
Pool# C01345 7.00%, 04/01/32	32,207	37,098
Pool# C66744 7.00%, 04/01/32	1,339	1,542
Pool# G01391 7.00%, 04/01/32	96,089	110,556
Pool# C65717 7.50%, 04/01/32	10,778	12,507
Pool# C01370 8.00%, 04/01/32	6,429	7,570
Pool# C66916 7.00%, 05/01/32	31,194	35,931
Pool# C67235 7.00%, 05/01/32	42,442	48,887
Pool# C01381 8.00%, 05/01/32	34,141	40,322
Pool# C68290 7.00%, 06/01/32	9,588	11,045
Pool# C68300 7.00%, 06/01/32	48,354	55,697
Pool# C68307 8.00%, 06/01/32	1,694	1,812
Pool# G01449 7.00%, 07/01/32	66,490	76,501
Pool# C68988 7.50%, 07/01/32	4,336	5,016
Pool# C69908 7.00%, 08/01/32	49,223	56,699
Pool# C70211 7.00%, 08/01/32	16,424	18,919
Pool# C71089 7.50%, 09/01/32	15,573	18,070
Pool# G01536 7.00%, 03/01/33	54,435	62,702
Pool# A16419 6.50%, 11/01/33	28,800	32,548
Pool# A16522 6.50%, 12/01/33	212,101	239,703
Pool# A17177 6.50%, 12/01/33	15,620	17,653
Pool# A17262 6.50%, 12/01/33	23,509	26,569
Pool# C01806 7.00%, 01/01/34	37,868	43,619
Pool# A21356 6.50%, 04/01/34	136,702	153,979
Pool# C01851 6.50%, 04/01/34	114,445	128,909
Pool# A22067 6.50%, 05/01/34	215,305	242,517
Pool# A24301 6.50%, 05/01/34	126,325	142,291
Pool# A24988 6.50%, 07/01/34	107,979	121,626
Pool# G01741 6.50%, 10/01/34	88,376	99,877
Pool# G08023 6.50%, 11/01/34	155,798	175,489
Pool# A33137 6.50%, 01/01/35	35,696	40,207
Pool# A31989 6.50%, 04/01/35	61,715	69,400
Pool# G08064 6.50%, 04/01/35	95,346	107,218
Pool# G01947 7.00%, 05/01/35	78,471	90,388

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# G08073 5.50%, 08/01/35	$1,226,844	$1,315,193
Pool# A37135 5.50%, 09/01/35	2,338,478	2,506,878
Pool# A46935 6.50%, 09/01/35	49,092	55,205
Pool# A47368 5.00%, 10/01/35	1,675,407	1,758,002
Pool# A38255 5.50%, 10/01/35	1,792,881	1,921,991
Pool# A38531 5.50%, 10/01/35	2,443,746	2,619,727
Pool# G08088 6.50%, 10/01/35	557,008	626,362
Pool# A39759 5.50%, 11/01/35	132,690	142,245
Pool# A47682 6.50%, 11/01/35	350,808	394,489
Pool# A40376 5.50%, 12/01/35	115,545	123,866
Pool# A42305 5.50%, 01/01/36	544,611	583,149
Pool# A41548 7.00%, 01/01/36	103,344	118,286
Pool# G08111 5.50%, 02/01/36	2,829,104	3,029,300
Pool# A48303 7.00%, 02/01/36	26,049	29,748
Pool# A43452 5.50%, 03/01/36	51,531	55,177
Pool# A43861 5.50%, 03/01/36	1,815,280	1,943,734
Pool# A43884 5.50%, 03/01/36	1,802,387	1,945,587
Pool# A43885 5.50%, 03/01/36	1,431,328	1,546,926
Pool# A43886 5.50%, 03/01/36	2,591,920	2,801,251
Pool# A48378 5.50%, 03/01/36	1,279,389	1,382,716
Pool# G08116 5.50%, 03/01/36	531,904	569,543
Pool# A48735 5.50%, 05/01/36	189,605	203,022
Pool# A49960 7.00%, 06/01/36	18,172	20,753
Pool# A53039 6.50%, 10/01/36	266,497	300,762
Pool# A53219 6.50%, 10/01/36	201,447	226,278
Pool# G05941 6.00%, 02/01/37	8,163,161	8,921,930
Pool# G03620 6.50%, 10/01/37	50,119	56,171
Pool# G03721 6.00%, 12/01/37	843,801	918,277
Pool# G03826 6.00%, 01/01/38	863,293	939,490
Pool# G03969 6.00%, 02/01/38	845,019	919,075
Pool# G04473 5.50%, 06/01/38	4,576,438	4,885,979
Pool# G04581 6.50%, 08/01/38	1,870,077	2,095,912
Pool# A81674 6.00%, 09/01/38	4,774,371	5,192,787
Pool# A85442 5.00%, 03/01/39	3,305,119	3,453,941
Pool# G05459 5.50%, 05/01/39	19,874,493	21,218,762
Pool# A88133 4.50%, 08/01/39	7,452,673	7,586,793
Pool# A91165 5.00%, 02/01/40	21,971,387	22,960,706
Pool# A91538 4.50%, 03/01/40	5,665,887	5,764,310
Pool# G05894 4.50%, 04/01/40	5,908,458	6,014,789
Pool# A93996 4.50%, 09/01/40	4,728,106	4,810,239
Pool# A96049 4.00%, 01/01/41	5,925,370	5,826,468
Pool# A96050 4.00%, 01/01/41	6,024,934	5,924,371
Pool# A97040 4.00%, 02/01/41	2,995,506	2,945,507
Freddie Mac Gold Pool TBA
3.50%, 04/15/26	2,000,000	2,005,938
4.00%, 04/15/26	2,000,000	2,055,312
4.50%, 04/15/26	7,200,000	7,539,754
4.50%, 04/15/41	2,000,000	2,031,876
Ginnie Mae I Pool
Pool# 279461 9.00%, 11/15/19	2,168	2,537
Pool# 376510 7.00%, 05/15/24	5,018	5,774
Pool# 457801 7.00%, 08/15/28	6,742	7,792
Pool# 486936 6.50%, 02/15/29	5,587	6,327
Pool# 502969 6.00%, 03/15/29	20,056	22,191
Pool# 487053 7.00%, 03/15/29	8,080	9,344
Pool# 781014 6.00%, 04/15/29	15,923	17,609
Pool# 509099 7.00%, 06/15/29	4,604	5,324
Pool# 470643 7.00%, 07/15/29	18,219	21,068
Pool# 434505 7.50%, 08/15/29	904	1,052

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool (continued)
Pool# 416538 7.00%, 10/15/29	$1,026	$1,187
Pool# 524269 8.00%, 11/15/29	10,119	10,852
Pool# 781124 7.00%, 12/15/29	33,167	38,343
Pool# 525561 8.00%, 01/15/30	2,459	2,702
Pool# 507396 7.50%, 09/15/30	99,006	115,315
Pool# 531352 7.50%, 09/15/30	9,591	11,171
Pool# 536334 7.50%, 10/15/30	1,165	1,356
Pool# 540659 7.00%, 01/15/31	1,127	1,304
Pool# 486019 7.50%, 01/15/31	2,473	2,886
Pool# 535388 7.50%, 01/15/31	3,989	4,655
Pool# 537406 7.50%, 02/15/31	1,238	1,445
Pool# 528589 6.50%, 03/15/31	87,787	99,419
Pool# 508473 7.50%, 04/15/31	14,644	17,091
Pool# 544470 8.00%, 04/15/31	4,226	4,542
Pool# 781287 7.00%, 05/15/31	17,903	20,714
Pool# 549742 7.00%, 07/15/31	6,783	7,854
Pool# 781319 7.00%, 07/15/31	5,562	6,438
Pool# 485879 7.00%, 08/15/31	18,845	21,821
Pool# 572554 6.50%, 09/15/31	158,669	179,692
Pool# 555125 7.00%, 09/15/31	2,367	2,741
Pool# 781328 7.00%, 09/15/31	17,024	19,696
Pool# 550991 6.50%, 10/15/31	4,432	5,019
Pool# 571267 7.00%, 10/15/31	1,902	2,202
Pool# 574837 7.50%, 11/15/31	3,201	3,736
Pool# 555171 6.50%, 12/15/31	1,737	1,967
Pool# 781380 7.50%, 12/15/31	5,084	5,923
Pool# 781481 7.50%, 01/15/32	26,695	31,088
Pool# 580972 6.50%, 02/15/32	4,500	5,096
Pool# 781401 7.50%, 02/15/32	14,269	17,063
Pool# 781916 6.50%, 03/15/32	318,976	359,320
Pool# 552474 7.00%, 03/15/32	12,903	14,916
Pool# 781478 7.50%, 03/15/32	9,196	10,710
Pool# 781429 8.00%, 03/15/32	14,346	16,905
Pool# 781431 7.00%, 04/15/32	61,190	70,841
Pool# 568715 7.00%, 05/15/32	54,093	62,533
Pool# 552616 7.00%, 06/15/32	70,093	81,030
Pool# 570022 7.00%, 07/15/32	88,111	101,859
Pool# 583645 8.00%, 07/15/32	7,445	8,732
Pool# 595077 6.00%, 10/15/32	40,992	45,356
Pool# 596657 7.00%, 10/15/32	6,732	7,782
Pool# 552903 6.50%, 11/15/32	323,948	366,871
Pool# 552952 6.00%, 12/15/32	39,567	43,779
Pool# 588192 6.00%, 02/15/33	20,574	22,765
Pool# 602102 6.00%, 02/15/33	31,462	34,811
Pool# 553144 5.50%, 04/15/33	179,151	195,293
Pool# 604243 6.00%, 04/15/33	86,655	95,880
Pool# 611526 6.00%, 05/15/33	31,749	35,129
Pool# 553320 6.00%, 06/15/33	96,315	106,569
Pool# 572733 6.00%, 07/15/33	11,502	12,727
Pool# 573916 6.00%, 11/15/33	84,091	93,043
Pool# 604788 6.50%, 11/15/33	220,800	249,849
Pool# 604875 6.00%, 12/15/33	182,101	201,487
Pool# 781688 6.00%, 12/15/33	185,431	205,172
Pool# 781690 6.00%, 12/15/33	78,492	86,848
Pool# 781699 7.00%, 12/15/33	30,267	35,042
Pool# 621856 6.00%, 01/15/34	57,975	64,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool (continued)
Pool# 564799 6.00%, 03/15/34	$446,444	$494,529
Pool# 630038 6.50%, 08/15/34	133,817	151,590
Pool# 781804 6.00%, 09/15/34	246,122	271,926
Pool# 781847 6.00%, 12/15/34	229,915	254,020
Pool# 486921 5.50%, 02/15/35	94,741	103,071
Pool# 781902 6.00%, 02/15/35	187,043	206,138
Pool# 781933 6.00%, 06/15/35	34,006	37,558
Pool# 649454 5.50%, 09/15/35	1,031,457	1,122,139
Pool# 649510 5.50%, 10/15/35	1,477,759	1,607,679
Pool# 649513 5.50%, 10/15/35	2,275,856	2,475,942
Pool# 652207 5.50%, 03/15/36	1,623,442	1,762,618
Pool# 652539 5.00%, 05/15/36	136,657	145,262
Pool# 655519 5.00%, 05/15/36	177,363	188,531
Pool# 606308 5.50%, 05/15/36	244,829	265,818
Pool# 606314 5.50%, 05/15/36	126,451	137,291
Pool# 657912 6.50%, 08/15/36	67,393	76,196
Pool# 697957 4.50%, 03/15/39	19,008,212	19,644,789
Pool# 704630 5.50%, 07/15/39	400,405	434,230
Pool# 722292 5.00%, 09/15/39	7,727,248	8,208,994
Pool# 782803 6.00%, 11/15/39	6,841,468	7,535,592
Pool# 733312 4.00%, 09/15/40	239,120	239,917
Pool# 690662 4.00%, 01/15/41	153,579	154,091
Pool# 719486 4.00%, 01/15/41	110,428	110,796
Pool# 742244 4.00%, 01/15/41	607,468	609,493
Pool# 753826 4.00%, 01/15/41	185,411	185,971
Pool# 755958 4.00%, 01/15/41	664,421	666,635
Pool# 755959 4.00%, 01/15/41	494,868	496,363
Pool# 759075 4.00%, 01/15/41	475,783	477,220
Pool# 757555 4.00%, 02/15/41	78,774	79,012
Pool# 757557 4.00%, 02/15/41	122,334	122,742
Pool# 759207 4.00%, 02/15/41	894,025	896,726
Pool# 738107 4.00%, 03/15/41	2,000,000	2,005,417
Ginnie Mae I Pool TBA
4.00%, 04/15/41	1,000,000	1,000,000
4.50%, 04/15/41	5,000,000	5,157,030
5.00%, 04/15/41	4,000,000	4,241,876
Ginnie Mae II Pool
Pool# G23851 5.50%, 05/20/36	5,120,613	5,560,132
Pool# G24715 5.00%, 06/20/40	938,836	997,661
Pool# G24747 5.00%, 07/20/40	9,402,434	9,991,556
Pool# G24771 4.50%, 08/20/40	9,153,147	9,443,949
Pool# G24802 5.00%, 09/20/40	6,649,020	7,065,623
Pool# G24834 4.50%, 10/20/40	1,953,477	2,015,541
Pool# 737727 4.00%, 12/20/40	4,735,945	4,749,511
Pool# 737730 4.00%, 12/20/40	1,245,449	1,249,016

Total U.S. Government Mortgage Backed Agencies (cost $533,840,658)		543,409,688

Sovereign Bonds 2.5%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond 10.50%, 07/14/14	700,000	884,450
7.13%, 01/20/37	2,105,000	2,489,163

		3,373,613

CANADA 0.6%
Canada Government International Bond, 2.38%, 09/10/14	2,915,000	2,989,020
Province of British Columbia Canada, 4.30%, 05/30/13	159,000	169,987
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	983,975
Province of Ontario Canada 4.38%, 02/15/13	428,000	454,442
4.10%, 06/16/14	2,470,000	2,651,985

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
CANADA (continued)
4.50%, 02/03/15	$667,000	$727,337
4.75%, 01/19/16	295,000	323,919
Province of Quebec Canada 4.60%, 05/26/15	354,000	388,021
7.50%, 09/15/29	578,000	774,589

		9,463,275

CHILE 0.0%†
Chile Government International Bond, 5.50%, 01/15/13	177,000	189,142

CHINA 0.0%†
China Government International Bond, 4.75%, 10/29/13	295,000	319,010

HUNGARY 0.1%
Hungary Government International Bond 6.25%, 01/29/20	500,000	508,750
6.38%, 03/29/21	300,000	300,300

		809,050

ITALY 0.2%
Italian Republic 4.38%, 06/15/13	560,000	590,071
4.50%, 01/21/15	938,000	987,002
4.75%, 01/25/16(e)	413,000	432,078
6.88%, 09/27/23	251,000	281,516
5.38%, 06/15/33	841,000	827,758

		3,118,425

MEXICO 0.2%
Mexico Government International Bond 6.38%, 01/16/13	643,000	699,263
5.13%, 01/15/20	1,000,000	1,046,000
6.75%, 09/27/34	1,496,000	1,687,488

		3,432,751

PANAMA 0.0%†
Panama Government International Bond, 5.20%, 01/30/20	500,000	530,000

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	1,840,000	2,171,200

POLAND 0.0%†
Poland Government International Bond, 5.00%, 10/19/15	224,000	236,195

SOUTH AFRICA 0.0%†
South Africa Government International Bond 6.50%, 06/02/14	206,000	230,205
6.25%, 03/08/41	200,000	206,124

		436,329

SOUTH KOREA 0.1%
Republic of Korea, 4.25%, 06/01/13	708,000	739,824

SUPRANATIONAL 1.0%
African Development Bank, 2.50%, 03/15/16	500,000	500,784
Asian Development Bank, 2.63%, 02/09/15(e)	3,710,000	3,807,688
European Bank for Reconstruction & Development, 2.50%, 03/15/16	500,000	497,011
European Investment Bank 4.25%, 07/15/13	3,000,000	3,206,694
3.00%, 04/08/14	1,260,000	1,313,081
4.63%, 05/15/14	895,000	976,520
4.63%, 10/20/15	2,325,000	2,553,566
2.50%, 05/16/16	350,000	349,144
5.13%, 09/13/16	350,000	392,641
4.00%, 02/16/21(e)	500,000	506,335
Inter-American Development Bank 3.00%, 04/22/14	275,000	287,248
2.25%, 07/15/15	750,000	755,087
5.13%, 09/13/16	235,000	264,854
6.80%, 10/15/25	413,000	508,555
International Bank for Reconstruction & Development, 7.63%, 01/19/23	973,000	1,302,262

		17,221,470

Total Sovereign Bonds (cost $40,431,509)		42,040,284

U.S. Government Sponsored & Agency Obligations 7.2%

	Principal Amount	Market Value
Fannie Mae 1.75%, 08/10/12(e)	2,770,000	2,814,298
0.50%, 10/30/12	3,000,000	2,991,642
1.50%, 06/26/13	7,680,000	7,766,623
1.25%, 08/20/13(e)	8,500,000	8,529,546
1.45%, 01/24/14	9,600,000	9,604,397
2.50%, 05/15/14(e)	4,800,000	4,954,833
3.00%, 09/16/14(e)	5,325,000	5,572,543
4.63%, 10/15/14	1,779,000	1,957,362
4.38%, 10/15/15	1,618,000	1,765,204
3.00%, 09/01/16	3,600,000	3,619,847
5.38%, 06/12/17(e)	7,995,000	9,116,291
7.13%, 01/15/30	1,650,000	2,178,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	$695,000	$775,928
Federal Home Loan Banks 0.88%, 08/22/12	10,000,000	10,040,260
3.63%, 10/18/13	5,000,000	5,296,650
4.88%, 05/17/17(e)	1,125,000	1,251,942
5.25%, 06/05/17	7,000,000	7,872,634
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	25,332
Freddie Mac 5.13%, 07/15/12	6,091,000	6,458,787
0.38%, 11/30/12	2,000,000	1,989,216
4.13%, 12/21/12(e)	3,610,000	3,817,701
0.63%, 12/28/12(e)	3,260,000	3,253,874
4.38%, 07/17/15	7,214,000	7,889,086
3.75%, 03/27/19(e)	1,870,000	1,927,602
6.75%, 09/15/29(e)	557,000	710,154
6.25%, 07/15/32	1,245,000	1,515,544
Tennessee Valley Authority 6.25%, 12/15/17	50,000	59,317
4.50%, 04/01/18	4,635,000	5,012,377
4.88%, 01/15/48	500,000	490,403

Total U.S. Government Sponsored & Agency Obligations (cost $115,168,745)		119,257,543

U.S. Treasury Bonds 4.8%

	Principal Amount	Market Value
U.S. Treasury Bonds
3.50%, 02/15/39	2,285,000	1,915,831
3.88%, 08/15/40	1,000,000	894,844
4.25%, 05/15/39	5,595,000	5,366,830
4.25%, 11/15/40	3,400,000	3,251,780
4.38%, 11/15/39	8,245,000	8,065,927
4.38%, 05/15/40	2,600,000	2,541,916
4.50%, 02/15/36(e)	2,620,000	2,645,383
4.50%, 08/15/39	2,380,000	2,379,257
4.63%, 02/15/40	7,395,000	7,540,593
4.75%, 02/15/41(e)	2,900,000	3,014,188
5.00%, 05/15/37	305,000	331,401
5.38%, 02/15/31	5,337,000	6,103,361
6.25%, 08/15/23	17,181,000	21,336,654
6.88%, 08/15/25	1,613,000	2,123,111
8.00%, 11/15/21(e)	3,710,000	5,181,245
8.13%, 08/15/19(e)	1,900,000	2,609,086
8.50%, 02/15/20(e)	2,138,000	3,018,089
8.75%, 05/15/17(e)	124,000	167,526

Total U.S. Treasury Bonds (cost $78,080,698)		78,487,022

U.S. Treasury Notes 27.0%

	Principal Amount	Market Value
U.S. Treasury Notes
0.38%, 09/30/12	$4,100,000	$4,089,750
0.38%, 10/31/12(e)	16,600,000	16,544,888
0.50%, 10/15/13(e)	11,000,000	10,849,608
0.63%, 06/30/12(e)	6,500,000	6,516,770
1.00%, 04/30/12	17,600,000	17,721,616
1.13%, 12/15/12(e)	15,000,000	15,118,365
1.25%, 08/31/15(e)	14,800,000	14,344,441
1.25%, 09/30/15	6,700,000	6,479,630
1.38%, 04/15/12(e)	3,750,000	3,790,136
1.38%, 09/15/12(e)	27,540,000	27,876,732
1.38%, 11/15/12(e)	15,000,000	15,183,990
1.38%, 02/15/13(e)	7,415,000	7,502,764
1.38%, 03/15/13(e)	11,200,000	11,329,920
1.38%, 11/30/15(e)	7,000,000	6,778,513
1.75%, 08/15/12(e)	13,169,000	13,397,403
1.75%, 03/31/14(e)	7,655,000	7,765,041
1.75%, 07/31/15(e)	9,860,000	9,786,050
1.88%, 06/15/12(e)	8,190,000	8,334,922
1.88%, 02/28/14(e)	15,000,000	15,277,740
1.88%, 04/30/14(e)	10,525,000	10,706,725
1.88%, 08/31/17(e)	5,000,000	4,741,015
2.13%, 11/30/14(e)	5,230,000	5,325,202
2.13%, 02/29/16	3,500,000	3,489,063
2.25%, 05/31/14(e)	14,000,000	14,392,658
2.25%, 11/30/17(e)	4,400,000	4,250,127
2.38%, 08/31/14(e)	1,302,000	1,340,246
2.38%, 09/30/14(e)	5,605,000	5,766,581
2.38%, 02/28/15(e)	5,225,000	5,352,385
2.38%, 03/31/16	2,000,000	2,013,906
2.50%, 04/30/15(e)	7,475,000	7,678,813
2.50%, 06/30/17	3,530,000	3,492,494
2.63%, 08/15/20	15,500,000	14,540,937
2.75%, 05/31/17(e)	5,665,000	5,693,767
3.00%, 09/30/16	2,460,000	2,533,992
3.00%, 02/28/17(e)	2,475,000	2,532,234
3.25%, 06/30/16(e)	6,135,000	6,418,744
3.25%, 12/31/16(e)	12,650,000	13,147,107
3.38%, 11/15/19(e)	17,360,000	17,549,884
3.50%, 05/15/20(e)	25,400,000	25,743,408
3.63%, 08/15/19(e)	26,080,000	26,960,200
3.63%, 02/15/20(e)	6,430,000	6,604,819
4.00%, 02/15/15	3,250,000	3,529,805
4.13%, 05/15/15(e)	1,748,000	1,908,598
4.25%, 09/30/12(e)	7,000,000	7,385,546
4.25%, 11/15/17(e)	3,710,000	4,044,479
4.50%, 04/30/12(e)	—	0
4.50%, 11/15/15	6,372,000	7,069,435
4.50%, 05/15/17	5,775,000	6,391,302
4.63%, 02/15/17(e)	6,365,000	7,094,486

Total U.S. Treasury Notes (cost $440,986,436)		446,386,237

Yankee Dollars 0.7%

	Principal Amount	Market Value
Chemicals 0.0%†
Potash Corp of Saskatchewan, Inc. 4.88%, 03/01/13	$165,000	$176,017
5.88%, 12/01/36	125,000	128,809

		304,826

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

Yankee Dollars (continued)

	Principal Amount	Market Value
Commercial Banks 0.0%†
Westpac Banking Corp., 4.63%, 06/01/18	$147,000	$149,419

Diversified Financial Services 0.0%†
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	412,233
ORIX Corp., 5.00%, 01/12/16(e)	200,000	204,399

		616,632

Electric Utilities 0.0%†
Hydro Quebec 8.40%, 01/15/22	220,000	298,176
8.88%, 03/01/26	156,000	215,862

		514,038

Energy Equipment & Services 0.1%
Encana Corp. 4.75%, 10/15/13	339,000	364,868
6.50%, 08/15/34	350,000	374,650
Weatherford International Ltd., 5.50%, 02/15/16	74,000	79,464

		818,982

Metals & Mining 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	91,751
Rio Tinto Alcan, Inc., 4.50%, 05/15/13	372,000	395,102
Teck Resources Ltd. 3.85%, 08/15/17	100,000	100,102
4.50%, 01/15/21(e)	300,000	299,183
Vale Inco Ltd., 7.75%, 05/15/12	177,000	189,575
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	181,744

		1,257,457

Oil, Gas & Consumable Fuels 0.4%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	303,828
Enbridge, Inc., 5.60%, 04/01/17	1,500,000	1,657,686
Nexen, Inc. 5.05%, 11/20/13	295,000	323,984
5.88%, 03/10/35	133,000	126,242
6.40%, 05/15/37	350,000	349,617
Petro-Canada, 5.95%, 05/15/35	271,000	273,478
Statoil ASA, 6.80%, 01/15/28	650,000	773,685
Suncor Energy, Inc., 6.10%, 06/01/18	805,000	909,030
Talisman Energy, Inc. 7.25%, 10/15/27	133,000	155,695
5.75%, 05/15/35	350,000	348,258
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	763,041

		5,984,544

Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance III BV, 1.70%, 03/21/14	400,000	397,238

Road & Rail 0.1%
Canadian National Railway Co. 4.40%, 03/15/13	1,035,000	1,097,739
6.90%, 07/15/28	242,000	290,110
6.20%, 06/01/36	236,000	261,165

		1,649,014

Total Yankee Dollars (cost $10,849,919)		11,692,150

Mutual Fund 3.0%

	Shares	Market Value
Money Market Fund 3.0%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(g)	50,395,328	50,395,328

Total Mutual Fund (cost $50,395,328)		50,395,328

Repurchase Agreement 0.2%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.14%, dated 03/31/11, due 04/01/11, repurchase price $3,748,087, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 6.00%, maturing 07/20/2018 - 03/20/2041; total market value $3,823,034.(h)	$3,748,072	3,748,072
Total Repurchase Agreement (cost $3,748,072)		$3,748,072

Total Investments (cost $1,644,116,915) (i) — 102.0%		1,686,616,593
Liabilities in excess of other assets — (2.0)%		(32,319,250)

NET ASSETS — 100.0%		$1,654,297,343

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2011 was $4,997,298 which represents 0.30% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2011.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date reflects the next call date.
(e)	The security or a portion of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $392,837,814, which was collateralized by a repurchase agreement with a value of $3,748,072 and $396,041,197 of collateral in the form of U.S. government agency securities, interest rates ranging from 0.00% - 9.50% and maturity dates ranging from 04/01/11 to 11/20/59, a total value of $399,789,269.
(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of March 31, 2011.
(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2011, was $3,748,072.
(i)	At March 31, 2011, the tax basis cost of the Fund’s investments was $1,645,507,072, tax unrealized appreciation and depreciation were $50,100,945 and $(8,991,424), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
ASA	Stock Corporation
BV	Private Limited Liability Company
FICO	Fair Isaac Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,927,934	$—	$2,927,934
Commercial Mortgage Backed Securities	—	38,390,480	—	38,390,480
Corporate Bonds	—	336,679,031	—	336,679,031
Municipal Bonds	—	13,202,824	—	13,202,824
Mutual Fund	50,395,328	—	—	50,395,328
Repurchase Agreement	—	3,748,072	—	3,748,072
Sovereign Bonds	—	42,040,284	—	42,040,284
U.S. Government Mortgage Backed Agencies	—	543,409,688	—	543,409,688
U.S. Government Sponsored & Agency Obligations	—	119,257,543	—	119,257,543
U.S. Treasury Bonds	—	78,487,022	—	78,487,022
U.S. Treasury Notes	—	446,386,237	—	446,386,237
Yankee Dollars	—	11,692,150	—	11,692,150

Total	$50,395,328	$1,636,221,265	$—	$1,686,616,593

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Cardinal Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.7%
NVIT Multi-Manager International Growth Fund, Class Y(a)	493,564	$4,970,193
NVIT Multi-Manager International Value Fund, Class Y(a)	464,333	4,866,211
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	676,916	6,958,701
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	730,202	6,936,921
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	235,127	2,654,587
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	240,219	2,640,003
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	87,255	1,526,098
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	130,154	1,451,217
NVIT Multi-Manager Small Company Fund, Class Y(a)	37,731	726,691

Total Equity Funds (cost $28,659,464)		32,730,622

Fixed Income Funds 4.4%
NVIT Core Bond Fund, Class Y(a)	70,743	746,344
NVIT Core Plus Bond Fund, Class Y(a)	67,811	754,062

Total Fixed Income Funds (cost $1,519,021)		1,500,406

Total Mutual Funds (cost $30,178,485)		34,231,028

Total Investments (cost $30,178,485) (b) — 100.1%		34,231,028
Liabilities in excess of other assets — (0.1)%		(23,595)

NET ASSETS — 100.0%		$34,207,433

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $31,382,181, tax unrealized appreciation and depreciation were $2,872,941 and $(24,094), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Cardinal Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$34,231,028	$—	$—	$34,231,028

Total	$34,231,028	$—	$—	$34,231,028

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Cardinal Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 53.4%
NVIT Multi-Manager International Growth Fund, Class Y(a)	7,293,971	$73,450,291
NVIT Multi-Manager International Value Fund, Class Y(a)	6,868,122	71,977,917
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	15,601,930	160,387,844
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	16,840,106	159,981,008
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	5,773,023	65,177,425
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	5,903,959	64,884,508
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	802,396	14,033,904
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,199,993	13,379,926
NVIT Multi-Manager Small Company Fund, Class Y(a)	695,554	13,396,373

Total Equity Funds (cost $521,132,609)		636,669,196

Fixed Income Funds 42.8%
NVIT Core Bond Fund, Class Y(a)	15,703,868	165,675,804
NVIT Core Plus Bond Fund, Class Y(a)	15,051,716	167,375,083
NVIT Short-Term Bond Fund, Class Y(a)	17,204,286	178,064,360

Total Fixed Income Funds (cost $505,169,214)		511,115,247

Money Market Fund 3.8%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	44,771,683	44,771,683

Total Money Market Fund (cost $44,771,683)		44,771,683

Total Mutual Funds (cost $1,071,073,506)		1,192,556,126

Total Investments (cost $1,071,073,506) (c) — 100.0%		1,192,556,126
Liabilities in excess of other assets — 0.0%†		(382,578)

NET ASSETS — 100.0%		$1,192,173,548

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2011.
(c)	At March 31, 2011, the tax basis cost of the Fund’s investments was $1,079,029,081, tax unrealized appreciation and depreciation were $113,527,045 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Cardinal Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,192,556,126	$—	$—	$1,192,556,126

Total	$1,192,556,126	$—	$—	$1,192,556,126

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Cardinal Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 72.6%
NVIT Multi-Manager International Growth Fund, Class Y(a)	15,917,588	$160,290,107
NVIT Multi-Manager International Value Fund, Class Y(a)	14,969,611	156,881,528
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	26,074,411	268,044,945
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	28,111,208	267,056,481
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	9,794,251	110,577,091
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	10,015,882	110,074,538
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	2,089,465	36,544,743
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	3,127,743	34,874,338
NVIT Multi-Manager Small Company Fund, Class Y(a)	906,418	17,457,606

Total Equity Funds (cost $969,355,065)		1,161,801,377

Fixed Income Funds 25.6%
NVIT Core Bond Fund, Class Y(a)	13,789,247	145,476,553
NVIT Core Plus Bond Fund, Class Y(a)	13,206,475	146,856,000
NVIT Short-Term Bond Fund, Class Y(a)	11,320,987	117,172,218

Total Fixed Income Funds (cost $405,624,216)		409,504,771

Money Market Fund 1.8%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	29,439,612	29,439,612

Total Money Market Fund (cost $29,439,612)		29,439,612

Total Mutual Funds (cost $1,404,418,893)		1,600,745,760

Total Investments (cost $1,404,418,893) (c) — 100.0%		1,600,745,760
Liabilities in excess of other assets — 0.0%†		(515,371)

NET ASSETS — 100.0%		$1,600,230,389

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2011.
(c)	At March 31, 2011, the tax basis cost of the Fund’s investments was $1,415,369,321, tax unrealized appreciation and depreciation were $185,376,439 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Cardinal Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,600,745,760	$—	$—	$1,600,745,760

Total	$1,600,745,760	$—	$—	$1,600,745,760

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Cardinal Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 22.4%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,116,216	$11,240,291
NVIT Multi-Manager International Value Fund, Class Y(a)	1,048,668	10,990,039
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	2,297,072	23,613,900
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	2,477,489	23,536,147
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,064,210	12,014,930
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,086,713	11,942,976

Total Equity Funds (cost $75,530,636)		93,338,283

Fixed Income Funds 69.8%
NVIT Core Bond Fund, Class Y(a)	7,598,491	80,164,084
NVIT Core Plus Bond Fund, Class Y(a)	7,292,968	81,097,806
NVIT Short-Term Bond Fund, Class Y(a)	12,517,546	129,556,603

Total Fixed Income Funds (cost $288,429,852)		290,818,493

Money Market Fund 7.8%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	32,436,828	32,436,828

Total Money Market Fund (cost $32,436,828)		32,436,828

Total Mutual Funds (cost $396,397,316)		416,593,604

Total Investments (cost $396,397,316) (c) — 100.0%		416,593,604
Liabilities in excess of other assets — 0.0%†		(147,685)

NET ASSETS — 100.0%		$416,445,919

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2011.
(c)	At March 31, 2011, the tax basis cost of the Fund’s investments was $397,992,267, tax unrealized appreciation and depreciation were $18,601,337 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Cardinal Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$416,593,604	$—	$—	$416,593,604

Total	$416,593,604	$—	$—	$416,593,604

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Cardinal Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 63.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	11,984,399	$120,682,899
NVIT Multi-Manager International Value Fund, Class Y(a)	11,273,443	118,145,678
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	24,576,213	252,643,469
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	26,510,675	251,851,412
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	7,578,546	85,561,784
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	7,749,188	85,163,577
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	2,104,845	36,813,738
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	3,148,773	35,108,821
NVIT Multi-Manager Small Company Fund, Class Y(a)	912,501	17,574,764

Total Equity Funds (cost $829,367,362)		1,003,546,142

Fixed Income Funds 34.1%
NVIT Core Bond Fund, Class Y(a)	17,249,075	181,977,742
NVIT Core Plus Bond Fund, Class Y(a)	16,527,001	183,780,252
NVIT Short-Term Bond Fund, Class Y(a)	16,987,419	175,819,790

Total Fixed Income Funds (cost $537,281,242)		541,577,784

Money Market Fund 2.8%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	44,374,784	44,374,784

Total Money Market Fund (cost $44,374,784)		44,374,784

Total Mutual Funds (cost $1,411,023,388)		1,589,498,710

Total Investments (cost $1,411,023,388) (c) — 100.0%		1,589,498,710
Liabilities in excess of other assets — 0.0%†		(517,539)

NET ASSETS — 100.0%		$1,588,981,171

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2011.
(c)	At March 31, 2011, the tax basis cost of the Fund’s investments was $1,420,098,149, tax unrealized appreciation and depreciation were $169,400,561 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Cardinal Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,589,498,710	$—	$—	$1,589,498,710

Total	$1,589,498,710	$—	$—	$1,589,498,710

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Cardinal Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 82.2%
NVIT Multi-Manager International Growth Fund, Class Y(a)	5,358,089	$53,955,957
NVIT Multi-Manager International Value Fund, Class Y(a)	5,042,657	52,847,043
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	7,732,808	79,493,261
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	8,349,680	79,321,962
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	3,070,960	34,671,133
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	3,136,947	34,475,045
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	571,085	9,988,275
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	852,181	9,501,823
NVIT Multi-Manager Small Company Fund, Class Y(a)	246,980	4,756,834

Total Equity Funds (cost $283,638,017)		359,011,333

Fixed Income Funds 17.8%
NVIT Core Bond Fund, Class Y(a)	2,747,804	28,989,333
NVIT Core Plus Bond Fund, Class Y(a)	2,636,052	29,312,904
NVIT Short-Term Bond Fund, Class Y(a)	1,887,071	19,531,185

Total Fixed Income Funds (cost $76,105,952)		77,833,422

Total Mutual Funds (cost $359,743,969)		436,844,755

Total Investments (cost $359,743,969) (b) — 100.0%		436,844,755
Liabilities in excess of other assets — 0.0%†		(158,838)

NET ASSETS — 100.0%		$436,685,917

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $369,184,016, tax unrealized appreciation and depreciation were $67,660,739 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Cardinal Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$436,844,755	$—	$—	$436,844,755

Total	$436,844,755	$—	$—	$436,844,755

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 43.3%
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,349,596	$23,660,432
NVIT Multi-Manager International Value Fund, Class Y(a)	2,209,945	23,160,220
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	4,830,875	49,661,390
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	5,213,377	49,527,085
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,236,538	25,250,520
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,285,911	25,122,167

Total Equity Funds (cost $159,954,217)		196,381,814

Fixed Income Funds 51.0%
NVIT Core Bond Fund, Class Y(a)	7,056,990	74,451,242
NVIT Core Plus Bond Fund, Class Y(a)	6,767,040	75,249,484
NVIT Short-Term Bond Fund, Class Y(a)	7,875,030	81,506,556

Total Fixed Income Funds (cost $228,610,200)		231,207,282

Money Market Fund 5.7%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	25,841,100	25,841,100

Total Money Market Fund (cost $25,841,100)		25,841,100

Total Mutual Funds (cost $414,405,517)		453,430,196

Total Investments (cost $414,405,517) (c) — 100.0%		453,430,196
Liabilities in excess of other assets — 0.0%†		(165,871)

NET ASSETS — 100.0%		$453,264,325

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2011.
(c)	At March 31, 2011, the tax basis cost of the Fund’s investments was $417,109,142, tax unrealized appreciation and depreciation were $36,321,054 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$453,430,196	$—	$—	$453,430,196

Total	$453,430,196	$—	$—	$453,430,196

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Credit Card 0.1%
Golden Credit Card Trust, Series 2008-3, Class A, 1.26%, 07/15/17(a)(b)	$1,000,000	$1,002,060

Student Loan 0.1%
Access Group, Inc., Series 2002-1, Class A2, 0.48%, 09/25/25(a)	418,724	417,716

Total Asset-Backed Securities (cost $1,409,679)		1,419,776

Collateralized Mortgage Obligations 12.5%

	Principal Amount	Market Value
Fannie Mae REMICS Series 2008-55, Class VB, 5.00%, 02/25/27	10,000,000	10,705,990
Series 2010-86, Class VB, 3.00%, 05/25/28	7,178,270	7,235,611
Series 2010-122, Class TG, 3.00%, 04/25/39	7,498,445	7,587,155
Series 2009-78, Class BM, 4.00%, 06/25/39	9,448,556	9,853,676
Freddie Mac REMICS Series 2653, Class C, 3.88%, 06/15/23	18,234,998	18,846,182
Series 3665, Class KA, 3.00%, 05/15/36	6,645,024	6,739,571
Government National Mortgage Association Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,242,942
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,081,170
Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	12,454,741
Series 2010-112, Class QM, 2.50%, 09/20/39	7,334,698	7,082,896

Total Collateralized Mortgage Obligations (cost $104,619,715)		104,829,934

Commercial Mortgage Backed Securities 3.8%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-2, Class AM, 4.91%, 07/10/43(a)	$700,000	$735,879
Series 2005-6, Class A4, 5.20%, 09/10/47(a)	2,500,000	2,696,337
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A4, 4.32%, 02/13/46	417,612	420,035
Series 2004-T16, Class A6, 4.75%, 02/13/46(a)	1,000,000	1,051,625
Series 2005-T18, Class A4, 4.93%, 02/13/42(a)	1,700,000	1,803,006
Series 2006-T22, Class AM, 5.52%, 04/12/38(a)	500,000	527,709
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B 5.70%, 12/10/49(a)	2,000,000	2,064,226
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4, 5.44%, 03/10/39	1,000,000	1,058,463
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	745,987
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6, 5.40%, 08/10/38(a)	1,500,000	1,606,743
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,022,737
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,000,000	1,029,909
Series 2006-LDP6, Class A4, 5.48%, 04/15/43(a)	1,359,000	1,464,102
Series 2008-C2, Class A4, 6.07%, 02/12/51	500,000	513,862
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A4, 4.37%, 03/15/36	2,500,000	2,607,766
Series 2004-C4, Class A3, 5.24%, 06/15/29(a)	480,702	498,476
Series 2004-C6, Class A4, 4.58%, 08/15/29	252,963	254,977
Series 2007-C6, Class A2, 5.85%, 07/15/40	743,268	769,946
Series 2008-C1, Class A2, 6.09%, 04/15/41(a)	1,500,000	1,652,701
Morgan Stanley Capital I Series 2005-T19, Class A3, 4.83%, 06/12/47	708,690	721,917
Series 2005-T19, Class AJ, 4.99%, 06/12/47(a)	1,000,000	1,013,796
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	1,042,978

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Morgan Stanley Capital I (continued)
Series 2006-T21, Class A4, 5.16%, 10/12/52(a)	$2,500,000	$2,664,397
Series 2006-T23, Class AM, 5.81%, 08/12/41(a)	1,479,000	1,567,831
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,080,597
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39%, 10/15/35	413,967	421,766

Total Commercial Mortgage Backed Securities (cost $30,422,548)		32,037,768

Corporate Bonds 34.0%

	Principal Amount	Market Value
Airlines 0.0%†
Continental Airlines 2000-2, Pass Through Trust, Series 002A, Class A-1, 7.71%, 04/02/21	310,233	335,827

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/19	1,500,000	1,845,462
6.88%, 11/15/19	1,500,000	1,771,884

		3,617,346

Capital Markets 0.8%
Morgan Stanley 3.45%, 11/02/15	2,800,000	2,752,364
5.75%, 01/25/21	4,000,000	4,037,184

		6,789,548

Chemicals 3.1%
Agrium, Inc., 6.75%, 01/15/19	7,173,000	8,296,034
Airgas, Inc., 4.50%, 09/15/14	1,000,000	1,044,658
Cytec Industries, Inc., 6.00%, 10/01/15	8,520,000	9,327,295
Mosaic Global Holdings, Inc. 7.38%, 08/01/18	5,000,000	5,686,020
7.30%, 01/15/28	1,205,000	1,360,984

		25,714,991

Commercial Banks 6.2%
Bank of America NA, 6.10%, 06/15/17	3,800,000	4,041,057
Commonwealth Bank of Australia, 1.04%, 03/17/14(a)(b)	8,000,000	7,988,480
HSBC Bank USA NA 6.00%, 08/09/17	3,000,000	3,285,453
4.88%, 08/24/20	3,000,000	2,936,838
HSBC Holdings PLC, 6.80%, 06/01/38	2,750,000	2,879,550
ING Bank NV 1.36%, 03/15/13(a)(b)	10,000,000	10,021,190
5.13%, 05/01/15(b)	900,000	923,009
JPMorgan Chase Bank NA, 6.00%, 10/01/17	5,350,000	5,851,659
Standard Chartered Bank, 6.40%, 09/26/17(b)	9,155,000	9,888,874
Svenska Handelsbanken AB, 4.88%, 06/10/14(b)	3,000,000	3,216,342
Wells Fargo Capital XIII, 7.70%, 03/26/13(c)	1,000,000	1,030,000

		52,062,452

Communications Equipment 0.4%
Juniper Networks, Inc., 4.60%, 03/15/21	3,000,000	2,990,355

Consumer Finance 1.8%
American Honda Finance Corp., 2.50%, 09/21/15(b)	3,000,000	2,948,631
Sallie Mae, Inc., 0.00%, 10/03/22	14,956,000	8,613,983
Toyota Motor Credit Corp., 4.50%, 06/17/20	3,250,000	3,298,581

		14,861,195

Diversified Financial Services 4.6%
BP Capital Markets PLC, 5.25%, 11/07/13	1,000,000	1,081,463
Citigroup Funding, Inc., 1.38%, 05/05/11	15,000,000	15,015,240
Citigroup, Inc., 8.13%, 07/15/39	1,500,000	1,880,271
FMR LLC, 6.50%, 12/14/40(b)	3,000,000	2,996,853
General Electric Capital Corp. 6.00%, 08/07/19	2,000,000	2,183,532
5.30%, 02/11/21	6,000,000	6,094,014
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(c)	1,000,000	1,094,110
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,413,437
Xstrata Finance Canada Ltd. 5.80%, 11/15/16(b)	2,148,000	2,379,052
6.90%, 11/15/37(b)	2,000,000	2,218,168

		38,356,140

Diversified Telecommunication Services 0.4%
Verizon Communications, Inc., 5.50%, 02/15/18	3,000,000	3,270,531

Electric Utilities 1.1%
Integrys Energy Group, Inc., 4.17%, 11/01/20	2,000,000	1,910,950
Nisource Finance Corp., 6.13%, 03/01/22	3,000,000	3,264,405
Oncor Electric Delivery Co. LLC, 6.80%, 09/01/18	2,000,000	2,279,586
PacifiCorp, 5.65%, 07/15/18	1,500,000	1,684,632

		9,139,573

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Energy Equipment & Services 2.3%
Ensco PLC, 4.70%, 03/15/21	$8,000,000	$7,940,848
Nabors Industries, Inc., 6.15%, 02/15/18	8,000,000	8,758,784
Weatherford International Ltd., 6.00%, 03/15/18	1,000,000	1,081,925
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,619,084

		19,400,641

Food & Staples Retailing 1.1%
CVS Pass-Through Trust, 6.94%, 01/10/30	8,657,914	9,409,681

Food Products 0.3%
Kraft Foods, Inc. 6.13%, 02/01/18	1,442,000	1,611,954
5.38%, 02/10/20	1,000,000	1,055,746

		2,667,700

Health Care Providers & Services 1.7%
Cardinal Health, Inc., 4.63%, 12/15/20	2,000,000	1,989,222
Laboratory Corp of America Holdings, 5.63%, 12/15/15	2,000,000	2,174,280
Quest Diagnostics, Inc. 6.40%, 07/01/17	4,000,000	4,505,504
4.70%, 04/01/21	6,000,000	5,938,602

		14,607,608

Industrial Conglomerates 0.2%
Tyco Electronics Group SA, 6.55%, 10/01/17	1,500,000	1,716,609

Insurance 1.7%
MetLife, Inc., 6.75%, 06/01/16	4,000,000	4,623,776
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	800,064
Prudential Financial, Inc. 4.75%, 09/17/15	3,000,000	3,194,223
6.00%, 12/01/17	5,000,000	5,501,500

		14,119,563

Media 0.9%
NBC Universal, Inc., 4.38%, 04/01/21(b)	4,000,000	3,829,560
Time Warner Cable, Inc., 6.75%, 07/01/18	3,250,000	3,692,068

		7,521,628

Metals & Mining 2.0%
Allegheny Technologies, Inc. 9.38%, 06/01/19	3,496,000	4,429,033
5.95%, 01/15/21	5,500,000	5,790,895
Anglo American Capital PLC 9.38%, 04/08/19(b)	2,800,000	3,730,768
4.45%, 09/27/20(b)	3,000,000	3,001,350

		16,952,046

Oil, Gas & Consumable Fuels 3.1%
Energy Transfer Partners LP 6.13%, 02/15/17	1,250,000	1,395,540
6.70%, 07/01/18	3,000,000	3,398,919
Noble Energy, Inc., 6.00%, 03/01/41	4,000,000	4,017,484
Rowan Cos., Inc., 5.00%, 09/01/17	8,000,000	8,277,424
Sunoco Logistics Partners Operations LP 8.75%, 02/15/14	1,000,000	1,133,792
5.50%, 02/15/20	5,000,000	5,087,315
6.85%, 02/15/40	3,000,000	3,209,502

		26,519,976

Thrifts & Mortgage Finance 1.2%
U.S. Central Federal Credit Union, 1.90%, 10/19/12	10,000,000	10,189,570

Tobacco 0.7%
Reynolds American, Inc., 7.63%, 06/01/16	4,700,000	5,585,753

Total Corporate Bonds (cost $279,572,483)		285,828,733

Municipal Bond 0.9%

	Principal Amount	Market Value
Illinois 0.9%
City of Chicago, Series 2011, 7.78%, 01/01/35	$7,000,000	$7,452,970

Total Municipal Bond (cost $7,000,000)		7,452,970

U.S. Government Mortgage Backed Agencies 14.9%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 873863 5.69%, 05/01/16	4,731,802	5,089,462
Pool# 464279 4.30%, 07/01/21	3,645,035	3,803,305
Pool# AA6943 4.50%, 05/01/39	8,149,707	8,305,285
Fannie Mae REMICS
Pool# FNR 2005-53 MH 5.50%, 03/25/34	10,000,000	10,821,578
Pool# FNR 2007-74 QC 6.00%, 02/25/36	13,652,000	14,839,462
Pool# FNR 2007-6 PA 5.50%, 02/25/37	6,918,425	7,519,824
Pool# FNR 2007-66 AH 6.00%, 07/25/37	10,000,000	10,215,425

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool
Pool# A85748, 5.00%, 04/01/39	$7,607,906	$7,950,471
Freddie Mac REMICS
Pool# FHR 3451 VB 5.00%, 05/15/28	10,000,000	10,716,616
Pool# FHR 3036 TM 4.50%, 12/15/34	10,000,000	10,533,931
Pool# FHR 3334 MD 5.00%, 06/15/35	10,000,000	10,648,394
Pool# FHR 3189 PC 6.00%, 08/15/35	10,000,000	10,958,190
Pool# FHR 3540 LN 4.50%, 04/15/38	13,665,637	14,109,836

Total U.S. Government Mortgage Backed Agencies (cost $123,154,216)		125,511,779

U.S. Government Sponsored & Agency Obligations 26.4%

	Principal Amount	Market Value
Fannie Mae 3.25%, 04/09/13	$2,500,000	$2,622,302
2.38%, 07/28/15	26,000,000	26,268,892
0.00%, 06/01/17	6,000,000	4,872,876
Farmer Mac Guaranteed Notes Trust 2007-1 5.13%, 04/19/17(b)	8,225,000	8,935,303
Federal Farm Credit Bank 2.80%, 11/05/14	10,000,000	10,337,930
Federal Home Loan Banks 3.00%, 06/24/13	20,000,000	20,871,320
3.13%, 12/13/13	10,000,000	10,457,260
2.75%, 03/13/15	5,000,000	5,150,490
5.38%, 08/15/18	3,000,000	3,408,996
5.00%, 03/12/21	5,000,000	5,440,135
Federal Home Loan Mortgage Corp. 5.75%, 01/15/12	2,500,000	2,607,868
2.18%, 02/19/14	10,000,000	10,224,170
Freddie Mac 1.00%, 08/28/12	10,000,000	10,058,160
1.38%, 02/25/14	20,000,000	20,009,220
5.35%, 08/01/15	13,000,000	14,663,220
Freddie Mac STRIPS 0.00%, 03/15/12	10,439,000	10,347,408
Pooled Funding Trust II 2.63%, 03/30/12(b)	5,000,000	5,053,885
Private Export Funding Corp. 3.05%, 10/15/14	10,000,000	10,429,370
2.25%, 12/15/17	7,000,000	6,641,460
4.30%, 12/15/21	20,000,000	20,475,360
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	13,505,650

Total U.S. Government Sponsored & Agency Obligations (cost $221,657,366)		222,381,275

U.S. Treasury Bonds 2.2%

	Principal Amount	Market Value
U.S. Treasury Bonds 5.25%, 02/15/29	9,000,000	10,136,250
8.13%, 08/15/21	3,500,000	4,918,592
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/19	3,000,000	3,433,710

Total U.S. Treasury Bonds (cost $18,762,102)		18,488,552

U.S. Treasury Note 0.6%

	Principal Amount	Market Value
U.S. Treasury Note, 0.88%, 05/31/11	$5,100,000	$5,106,375

Total U.S. Treasury Note (cost $5,095,961)		5,106,375

Yankee Dollars 1.8%

	Principal Amount	Market Value
Energy Equipment & Services 0.6%
Weatherford International Ltd., 6.50%, 08/01/36	4,700,000	4,699,441

Metals & Mining 0.5%
Xstrata Canada Corp. 7.25%, 07/15/12	1,170,000	1,251,768
6.00%, 10/15/15	2,740,000	3,014,740

		4,266,508

Oil, Gas & Consumable Fuels 0.3%
Noble Holding International Ltd., 4.90%, 08/01/20	2,500,000	2,536,475

Pharmaceuticals 0.4%
Teva Pharmaceutical Finance III BV, 0.81%, 03/21/14(a)	3,300,000	3,311,632

Total Yankee Dollars (cost $14,476,385)		14,814,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Bond Fund

Mutual Fund 2.0%

	Shares	Market Value
Money Market Fund 2.0%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(d)	16,413,002	16,413,002

Total Mutual Fund (cost $16,413,002)		16,413,002

Total Investments (cost $822,583,457)(e) — 99.3%		834,284,220
Other assets in excess of liabilities — 0.7%		6,292,048

NET ASSETS — 100.0%		$840,576,268

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2011 was $68,133,525 which represents 8.11% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of March 31, 2011.
(e)	At March 31, 2011, the tax basis cost of the Fund’s investments was $822,583,457, tax unrealized appreciation and depreciation were $17,206,771 and $(5,506,008), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$1,419,776	$—	$1,419,776
Collateralized Mortgage Obligations	—	104,829,934	—	104,829,934
Commercial Mortgage Backed Securities	—	32,037,768	—	32,037,768
Corporate Bonds	—	285,828,733	—	285,828,733
Municipal Bond	—	7,452,970	—	7,452,970
Mutual Fund	16,413,002	—	—	16,413,002
U.S. Government Mortgage Backed Agencies	—	125,511,779	—	125,511,779
U.S. Government Sponsored & Agency Obligations	—	222,381,275	—	222,381,275
U.S. Treasury Bonds	—	18,488,552	—	18,488,552
U.S. Treasury Note	—	5,106,375	—	5,106,375
Yankee Dollars	—	14,814,056	—	14,814,056

Total	$16,413,002	$817,871,218	$—	$834,284,220

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Security 0.0%†

	Principal Amount	Market Value
Student Loans 0.0%†
SLM Student Loan Trust, Series 2008-6, Class A1, 0.70%, 10/27/14(a)	$19,293	$19,304
Total Asset-Backed Security (cost $19,293)		19,304

Commercial Mortgage Backed Securities 10.8%
Banc of America Commercial Mortgage, Inc. Series 2006-3, Class A4, 5.89%, 07/10/44(a)	1,100,000	1,189,958
Series 2006-5, Class A4, 5.41%, 09/10/47	1,795,000	1,905,514
Series 2007-3, Class A4, 5.66%, 06/10/49(a)	2,000,000	2,112,411
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A4, 5.33%, 02/11/44	3,500,000	3,666,557
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	800,000	855,448
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4, 5.32%, 12/11/49	1,250,000	1,313,851
Series 2007-CD5, Class A4, 5.89%, 11/15/44(a)	750,000	811,422
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.01%, 12/10/49(a)	2,985,000	3,217,797
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4 5.31%, 12/10/46	1,350,000	1,423,344
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3, 5.47%, 09/15/39	1,500,000	1,588,087
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	232,403
Series 2007-C2, Class A2, 5.45%, 01/15/49(a)	348,929	353,967
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	650,000	674,236
Series 2007-C3, Class A4, 5.52%, 06/15/39(a)	2,500,000	2,647,371
Series 2007-C4, Class A4, 5.80%, 09/15/39(a)	1,210,000	1,285,161
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A3 5.12%, 08/15/38(a)	177,311	182,517
CW Capital Cobalt Ltd. Series 2007-C2, Class A2, 5.33%, 04/15/47	1,352,092	1,378,383
Series 2007-C3, Class A4, 5.82%, 05/15/46(a)	2,500,000	2,657,563
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/13/46(b)	2,130,279	2,158,208
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4 5.74%, 12/10/49	3,000,000	3,173,111
GS Mortgage Securities Corp. II Series 2005-GG4, Class A3, 4.61%, 07/10/39	1,800,000	1,835,504
Series 2005-GG4, Class A4, 4.76%, 07/10/39	800,000	834,476
Series 2006-GG6, Class A4, 5.55%, 04/10/38(a)	1,500,000	1,608,661
Series 2007-GG10, Class A4, 5.81%, 08/10/45(a)	4,420,000	4,692,871
Series 2011-GC3, Class A4, 4.75%, 03/11/44	1,290,000	1,291,937
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class A3A1, 4.87%, 10/15/42	409,041	411,369
Series 2006-LDP7, Class A4, 5.86%, 04/15/45(a)	1,500,000	1,648,241
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,533,000	2,652,000
Series 2007-CB18, Class A4, 5.44%, 06/12/47	3,000,000	3,163,453
Series 2007-CB19, Class A4, 5.74%, 02/12/49(a)	3,000,000	3,212,761
Series 2007-LD11, Class A4, 5.82%, 06/15/49(a)	805,000	862,168
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	3,000,000	3,211,837
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	2,188,000	2,307,548
Series 2008-C2, Class ASB, 6.13%, 02/12/51(a)	205,000	218,128
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4 5.86%, 07/15/40(a)	1,635,000	1,740,216
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49(a)	1,790,000	1,878,510
Series 2007-5, Class A4, 5.38%, 08/12/48	4,000,000	4,144,368
Series 2007-7, Class A4, 5.74%, 06/12/50(a)	3,235,000	3,380,180
Series 2007-8, Class A3, 5.96%, 08/12/49(a)	250,000	268,454
Morgan Stanley Capital I, Series 2007-IQ16, Class A4 5.81%, 12/12/49	1,250,000	1,350,747
Wachovia Bank Commercial Mortgage Trust Series 2005-C19, Class A5, 4.66%, 05/15/44	500,000	515,462
Series 2006-C23, Class A4, 5.42%, 01/15/45(a)	290,000	311,392
Series 2006-C29, Class A3, 5.31%, 11/15/48	260,000	278,222
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,500,000	2,586,162
Series 2007-C33, Class A2, 5.85%, 02/15/51(a)	242,475	248,775
Total Commercial Mortgage Backed Securities (cost $68,632,789)		77,480,751

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds 33.5%

	Principal Amount	Market Value
Aerospace & Defense 0.1%
BE Aerospace, Inc., 8.50%, 07/01/18	$195,000	$215,963
Huntington Ingalls Industries, Inc. 6.88%, 03/15/18(b)	85,000	88,719
7.13%, 03/15/21(b)	85,000	88,612
		393,294

Airlines 1.6%
Continental Airlines, Inc., 6.75%, 09/15/15(b)	630,000	635,512
Continental Airlines, Inc., Series A, 7.25%, 11/10/19	1,132,816	1,223,442
Continental Airlines, Inc., Series A, Class A, 4.75%, 01/12/21	3,965,000	3,885,700
Continental Airlines, Inc., Series 071A, 5.98%, 04/19/22	1,234,715	1,265,583
Delta Air Lines, Inc., 9.50%, 09/15/14(b)	274,000	291,125
Delta Air Lines, Inc., Series 1A, 6.20%, 07/02/18	1,200,775	1,245,804
Delta Air Lines, Inc., Series A, 7.75%, 12/17/19	2,616,233	2,864,776
Delta Air Lines, Inc., Series 071A, 6.82%, 08/10/22	431,693	445,723
		11,857,665

Auto Components 0.0%†
Exide Technologies, 8.63%, 02/01/18(b)	175,000	186,813

Automobiles 0.1%
Ford Motor Co. 7.45%, 07/16/31	420,000	454,696
9.98%, 02/15/47	70,000	83,687
		538,383

Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 04/15/20	1,585,000	1,657,607

Building Products 0.2%
Masco Corp., 6.13%, 10/03/16	450,000	461,551
Owens Corning, 9.00%, 06/15/19	155,000	183,188
USG Corp. 9.75%, 08/01/14(b)	260,000	284,700
8.38%, 10/15/18(b)	340,000	355,300
		1,284,739

Capital Markets 2.7%
Goldman Sachs Group, Inc.(The) 6.75%, 10/01/37	3,485,000	3,515,072
6.25%, 02/01/41	1,315,000	1,309,553
Morgan Stanley 3.45%, 11/02/15	3,840,000	3,774,670
6.63%, 04/01/18	4,715,000	5,182,332
5.63%, 09/23/19	3,420,000	3,492,966
Nomura Holdings, Inc., 4.13%, 01/19/16	2,020,000	1,998,626
		19,273,219

Casinos & Gaming 0.0%†
San Pasqual Casino, 8.00%, 09/15/13(b)	110,000	110,000

Chemicals 0.9%
CF Industries, Inc., 6.88%, 05/01/18	255,000	286,238
Dow Chemical Co.(The) 5.90%, 02/15/15	1,915,000	2,122,508
4.25%, 11/15/20	3,040,000	2,903,300
Huntsman International LLC, 5.50%, 06/30/16	605,000	594,412
Nalco Co., 8.25%, 05/15/17	345,000	376,912
		6,283,370

Commercial Banks 1.7%
ABN Amro Bank NV, 3.00%, 01/31/14(b)	2,685,000	2,680,234
Ally Financial, Inc. 6.25%, 12/01/17(b)	710,000	723,312
8.00%, 03/15/20	460,000	500,825
Bank of China Hong Kong Ltd., Series REGS, 5.55%, 02/11/20	235,000	241,195
Barclays Bank plc, 2.38%, 01/13/14	820,000	824,642
CIT Group, Inc. 7.00%, 05/01/16	935,154	936,323
7.00%, 05/01/17	814,216	815,234
RSHB Capital SA for OJSC Russian Agricultural Bank, Series REGS, 6.30%, 05/15/17	215,000	224,944
Wells Fargo & Co., 4.60%, 04/01/21	5,155,000	5,097,805
		12,044,514

Commercial Services & Supplies 0.1%
Ford Holdings LLC, 9.30%, 03/01/30	75,000	88,363
Power Sector Assets & Liabilities Management Corp., Series REGS, 7.39%, 12/02/24	300,000	341,973
Seminole Indian Tribe of Florida, 7.75%, 10/01/17(b)	370,000	391,275
		821,611

Communications Equipment 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 05/01/17(b)	385,000	419,650

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
CommScope, Inc., 8.25%, 01/15/19(b)	$145,000	$151,525
CSC Holdings LLC 8.50%, 06/15/15	140,000	152,950
7.88%, 02/15/18	80,000	88,800
UPC Holding BV, 9.88%, 04/15/18(b)	225,000	248,625
		1,061,550

Consumer Finance 1.5%
American Express Credit Corp. 5.88%, 05/02/13	4,095,000	4,421,388
5.13%, 08/25/14	1,290,000	1,391,520
Banque PSA Finance, 4.38%, 04/04/16(b)	2,110,000	2,100,083
Ford Motor Credit Co. LLC 6.63%, 08/15/17	615,000	656,359
8.13%, 01/15/20	485,000	555,537
International Lease Finance Corp. 5.65%, 06/01/14	425,000	427,125
8.88%, 09/15/15(b)	55,000	60,500
9.00%, 03/15/17(b)	570,000	641,250
8.88%, 09/01/17	125,000	140,938
7.13%, 09/01/18(b)	320,000	343,840
SLM Corp. 6.25%, 01/25/16	255,000	265,838
8.45%, 06/15/18	135,000	151,200
		11,155,578

Containers & Packaging 0.1%
Ardagh Packaging Finance PLC, 7.38%, 10/15/17(b)	200,000	214,000
Ball Corp. 7.13%, 09/01/16	380,000	415,625
6.63%, 03/15/18	140,000	143,850
Owens-Brockway Glass Container, Inc., 7.38%, 05/15/16	105,000	115,106
		888,581

Diversified Consumer Services 0.0%†
Knowledge Learning Corp., 7.75%, 02/01/15(b)	190,000	188,100

Diversified Financial Services 4.0%
Arch Western Finance LLC, 6.75%, 07/01/13	251,000	253,510
Bank of America Corp. 4.50%, 04/01/15	3,630,000	3,769,425
3.63%, 03/17/16	3,480,000	3,430,995
5.63%, 07/01/20	4,360,000	4,476,307
Citigroup, Inc. 5.50%, 04/11/13	2,460,000	2,632,242
6.13%, 11/21/17	1,400,000	1,525,518
6.88%, 03/05/38	345,000	379,136
ERAC USA Finance Co. 6.38%, 10/15/17(b)	2,125,000	2,382,297
7.00%, 10/15/37(b)	1,740,000	1,895,779
FireKeepers Development Authority, 13.88%, 05/01/15(b)	280,000	331,800
General Electric Capital Corp. 5.90%, 05/13/14	2,190,000	2,417,169
5.30%, 02/11/21	1,835,000	1,863,752
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75%, 01/15/16	550,000	565,125
8.00%, 01/15/18	365,000	375,038
Intergas Finance BV, Series REGS, 6.38%, 05/14/17	430,000	455,800
JPMorgan Chase Capital XVII, Series Q, 5.85%, 08/01/35	1,359,000	1,311,413
Lyondell Chemical Co., 8.00%, 11/01/17(b)	279,000	307,597
Service Corp. International, 7.38%, 10/01/14	350,000	384,125
		28,757,028

Diversified Telecommunication Services 3.2%
AT&T, Inc., 6.55%, 02/15/39	1,525,000	1,589,413
Frontier Communications Corp. 6.63%, 03/15/15	185,000	192,863
8.25%, 04/15/17	260,000	280,800
9.00%, 08/15/31	290,000	296,525
GCI, Inc., 8.63%, 11/15/19	395,000	433,513
Intelsat Jackson Holdings SA, 8.50%, 11/01/19(b)	390,000	419,250
Intelsat Luxembourg SA, 11.50%, 02/04/17	405,066	444,560
Intelsat Subsidiary Holding Co. SA, 8.88%, 01/15/15	160,000	165,200
PAETEC Holding Corp., 8.88%, 06/30/17	115,000	123,912
Qwest Communications International, Inc., 7.13%, 04/01/18	490,000	528,587
Qwest Corp., 7.50%, 10/01/14	1,360,000	1,553,800
Sprint Capital Corp. 6.90%, 05/01/19	210,000	216,825
6.88%, 11/15/28	380,000	350,550
Telecom Italia Capital SA, 4.95%, 09/30/14	1,523,000	1,586,696
Telefonica Emisiones SAU 3.99%, 02/16/16	3,070,000	3,084,856
5.13%, 04/27/20	1,225,000	1,218,823
5.46%, 02/16/21	3,200,000	3,240,672
Verizon Communications, Inc., 4.60%, 04/01/21	4,425,000	4,406,057
Virgin Media Finance PLC, 9.13%, 08/15/16	195,000	206,700
Virgin Media Finance PLC, Series 1, 9.50%, 08/15/16	220,000	250,250
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	625,000	682,812
West Corp. 8.63%, 10/01/18(b)	90,000	94,725
7.88%, 01/15/19(b)	250,000	254,688
Wind Acquisition Finance SA, 7.25%, 02/15/18(b)	200,000	209,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Windstream Corp. 8.13%, 08/01/13	$70,000	$76,825
7.75%, 10/15/20	660,000	678,150
7.75%, 10/01/21(b)	485,000	492,881
		23,078,933

Electric Utilities 0.7%
Edison Mission Energy 7.20%, 05/15/19	395,000	308,100
7.63%, 05/15/27	440,000	327,800
Exelon Generation Co. LLC 4.00%, 10/01/20	1,595,000	1,458,218
6.25%, 10/01/39	2,100,000	2,054,096
Homer City Funding LLC, 8.14%, 10/01/19	167,500	152,425
Ipalco Enterprises, Inc., 7.25%, 04/01/16(b)	145,000	156,962
Majapahit Holding BV Series REGS, 7.25%, 06/28/17	214,000	234,051
Series REGS, 7.88%, 06/29/37	215,000	233,813
Mirant Mid Atlantic Pass Through Trust, Series A, 8.63%, 06/30/12	106,350	109,806
		5,035,271

Electronic Equipment, Instruments & Components 0.1%
NXP BV/NXP Funding LLC, 9.75%, 08/01/18(b)	385,000	431,200

Energy Equipment & Services 0.1%
Empresa Nacional del Petroleo, Series REGS, 5.25%, 08/10/20	225,000	224,425
NAK Naftogaz Ukraine, 9.50%, 09/30/14	95,000	104,500
Pemex Project Funding Master Trust, 5.75%, 03/01/18	456,000	482,447
		811,372

Food Products 1.1%
Blue Merger Sub, Inc., 7.63%, 02/15/19(b)	155,000	157,131
Corn Products International, Inc., 6.63%, 04/15/37	1,155,000	1,207,251
Grupo Bimbo SAB de CV, 4.88%, 06/30/20(b)	3,725,000	3,733,247
Kraft Foods, Inc., 6.50%, 02/09/40	2,925,000	3,124,152
		8,221,781

Gas Utilities 0.3%
AmeriGas Partners LP, 7.13%, 05/20/16	470,000	487,625
Enterprise Products Operating LLC, 5.95%, 02/01/41	1,250,000	1,215,825
Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	310,000	345,650
Inergy LP/Inergy Finance Corp., 7.00%, 10/01/18(b)	320,000	332,800
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18	155,000	165,075
		2,546,975

Health Care Providers & Services 0.2%
Biomet, Inc., 10.00%, 10/15/17	330,000	361,763
CHS/Community Health Systems, Inc., 8.88%, 07/15/15	135,000	142,425
HCA, Inc. 9.63%, 11/15/16	110,000	118,525
8.50%, 04/15/19	850,000	943,500
		1,566,213

Hotels, Restaurants & Leisure 0.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.13%, 08/01/18(b)	120,000	130,200
CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, 01/15/16(b)	490,000	505,925
MGM Mirage, Inc., 11.13%, 11/15/17	365,000	417,925
MGM Mirage, Inc., 9.00%, 03/15/20	325,000	356,281
Pokagon Gaming Authority, 10.38%, 06/15/14(b)	480,000	496,800
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	460,000	499,675
Wyndham Worldwide Corp., 6.00%, 12/01/16	195,000	206,630
		2,613,436

Household Durables 0.0%†
Meritage Homes Corp., 7.15%, 04/15/20	65,000	64,919
Standard Pacific Corp., 8.38%, 05/15/18(b)	145,000	150,619
		215,538

Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.13%, 04/15/19(b)	345,000	353,625
6.88%, 02/15/21(b)	200,000	201,500
		555,125

Independent Power Producers & Energy Traders 0.2%
Calpine Corp., 7.25%, 10/15/17(b)	685,000	712,400
GenOn Energy, Inc., 7.63%, 06/15/14	205,000	212,175
NRG Energy, Inc., 7.38%, 02/01/16	300,000	310,500
		1,235,075

Industrial Conglomerates 0.3%
Tyco International Finance SA, 3.75%, 01/15/18	1,895,000	1,897,058

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Information Technology Services 0.2%
Fidelity National Information Services, Inc. 7.63%, 07/15/17	$580,000	$628,575
7.88%, 07/15/20	95,000	103,788
Lender Processing Services, Inc., 8.13%, 07/01/16	185,000	192,631
SunGard Data Systems, Inc. 10.63%, 05/15/15	220,000	241,175
10.25%, 08/15/15	105,000	110,250

		1,276,419

Insurance 0.8%
Hartford Financial Services Group, Inc., 5.38%, 03/15/17	3,100,000	3,211,476
Prudential Financial, Inc., 3.88%, 01/14/15	2,685,000	2,776,309

		5,987,785

Machinery 0.3%
Case New Holland, Inc., 7.88%, 12/01/17(b)	620,000	688,975
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	375,000	402,188
Navistar International Corp., 8.25%, 11/01/21	495,000	548,831
Terex Corp., 8.00%, 11/15/17	255,000	268,706

		1,908,700

Media 4.4%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	100,000	119,750
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	330,000	344,850
8.13%, 04/30/20	355,000	386,062
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17(b)	710,000	740,175
Citadel Broadcasting Corp., 7.75%, 12/15/18(b)	180,000	195,075
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	440,000	482,350
Comcast Corp. 6.30%, 11/15/17	505,000	570,269
6.40%, 03/01/40	355,000	363,594
DIRECTV Holdings LLC, 3.55%, 03/15/15	1,655,000	1,691,018
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.00%, 03/01/21	4,505,000	4,520,858
6.00%, 08/15/40	1,615,000	1,546,650
6.38%, 03/01/41	1,405,000	1,413,521
DISH DBS Corp. 7.00%, 10/01/13	315,000	340,200
7.75%, 05/31/15	385,000	421,575
7.88%, 09/01/19	40,000	43,300
Gannett Co., Inc. 9.38%, 11/15/17	150,000	169,500
7.13%, 09/01/18(b)	570,000	571,425
Lamar Media Corp., 9.75%, 04/01/14	230,000	265,650
NBC Universal, Inc. 4.38%, 04/01/21(b)	2,710,000	2,594,527
5.95%, 04/01/41(b)	970,000	929,519
News America, Inc.,
6.15%, 02/15/41(b)	2,335,000	2,315,489
Sirius XM Radio, Inc.,
8.75%, 04/01/15(b)	100,000	112,500
Time Warner Cable, Inc. 6.75%, 07/01/18	4,995,000	5,674,425
5.88%, 11/15/40	1,730,000	1,625,593
Time Warner, Inc. 6.10%, 07/15/40	1,040,000	1,017,944
6.25%, 03/29/41	1,265,000	1,256,841
Univision Communications, Inc., 7.88%, 11/01/20(b)	500,000	528,750
Videotron Ltee, 9.13%, 04/15/18	250,000	280,625
WMG Acquisition Corp., 9.50%, 06/15/16	370,000	391,275
XM Satellite Radio, Inc., 7.63%, 11/01/18(b)	545,000	574,975

		31,488,285

Metals & Mining 1.0%
Anglo American Capital PLC, 4.45%, 09/27/20(b)	2,525,000	2,526,136
Cliffs Natural Resources, Inc., 4.88%, 04/01/21	1,700,000	1,676,831
FMG Resources (August 2006) Pty Ltd., 7.00%, 11/01/15(b)	520,000	539,500
Steel Dynamics, Inc. 6.75%, 04/01/15	50,000	51,188
7.75%, 04/15/16	165,000	175,725
Tube City IMS Corp., 9.75%, 02/01/15	315,000	329,175
United States Steel Corp., 6.65%, 06/01/37	109,000	100,280
Vale Overseas Ltd., 4.63%, 09/15/20	1,795,000	1,750,832

		7,149,667

Multiline Retail 0.1%
J.C. Penney Corp., Inc., 5.65%, 06/01/20	160,000	154,200
Macy’s Retail Holdings, Inc., 6.38%, 03/15/37	490,000	490,000
Sears Holdings Corp., 6.63%, 10/15/18(b)	$205,000	$198,850

		843,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Multi-Utilities 0.1%
NRG Energy, Inc., 7.63%, 01/15/18(b)	$575,000	$596,562

Office Electronics 0.4%
Xerox Corp. 6.40%, 03/15/16	1,950,000	2,210,245
5.63%, 12/15/19	675,000	725,373

		2,935,618

Oil, Gas & Consumable Fuels 3.0%
Arch Coal, Inc., 8.75%, 08/01/16	375,000	419,063
Chesapeake Energy Corp. 7.63%, 07/15/13	30,000	33,600
6.88%, 08/15/18	875,000	951,563
6.63%, 08/15/20	35,000	37,275
6.13%, 02/15/21	195,000	201,337
Cimarex Energy Co., 7.13%, 05/01/17	410,000	433,062
Denbury Resources, Inc., 8.25%, 02/15/20	235,000	262,612
Dynegy Holdings, Inc., 7.75%, 06/01/19	315,000	244,519
Dynegy Roseton/Danskammer Pass-Through Trust, Series B, 7.67%, 11/08/16	125,000	118,125
El Paso Corp. 7.00%, 06/15/17	295,000	330,164
7.80%, 08/01/31	240,000	266,247
Energy Transfer Equity LP, 7.50%, 10/15/20	460,000	500,250
EXCO Resources, Inc., 7.50%, 09/15/18	360,000	365,400
Forest Oil Corp., 7.25%, 06/15/19	265,000	276,925
Husky Energy, Inc., 5.90%, 06/15/14	2,850,000	3,156,623
Kinder Morgan Energy Partners LP 5.95%, 02/15/18	2,380,000	2,620,656
6.50%, 09/01/39	705,000	722,539
6.38%, 03/01/41	1,625,000	1,639,027
Linn Energy LLC/Linn Energy Finance Corp. 8.63%, 04/15/20(b)	310,000	344,100
7.75%, 02/01/21(b)	220,000	234,850
Marathon Petroleum Corp., 5.13%, 03/01/21(b)	1,070,000	1,078,542
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Series B, 8.75%, 04/15/18	445,000	485,050
Peabody Energy Corp., 7.38%, 11/01/16	115,000	127,650
Petrobras International Finance Co. - Pifco, 5.38%, 01/27/21	3,455,000	3,465,427
Petroleos de Venezuela SA 5.25%, 04/12/17	270,000	163,080
5.38%, 04/12/27	120,000	56,700
PETRONAS Capital Ltd., Series REGS, 5.25%, 08/12/19	366,000	389,008
Pioneer Natural Resources Co., 5.88%, 07/15/16	250,000	263,199
Quicksilver Resources, Inc., 11.75%, 01/01/16	210,000	244,650
SandRidge Energy, Inc. 8.00%, 06/01/18(b)	410,000	429,475
7.50%, 03/15/21(b)	110,000	114,125
Southern Star Central Corp., 6.75%, 03/01/16	430,000	436,450
Valero Energy Corp., 6.13%, 02/01/20	1,230,000	1,330,331

		21,741,624

Paper & Forest Products 0.0%†
PE Paper Escrow GmbH, 12.00%, 08/01/14(b)	115,000	132,250

Personal Products 0.1%
NBTY, Inc., 9.00%, 10/01/18(b)	435,000	471,975

Pharmaceuticals 0.2%
Mylan, Inc. 7.63%, 07/15/17(b)	250,000	269,063
7.88%, 07/15/20(b)	130,000	141,375
Valeant Pharmaceuticals International 6.50%, 07/15/16(b)	385,000	380,187
6.75%, 10/01/17(b)	330,000	325,050
6.88%, 12/01/18(b)	100,000	98,000

		1,213,675

Real Estate Investment Trusts (REITs) 1.1%
HCP, Inc., 5.38%, 02/01/21	2,550,000	2,575,199
Health Care REIT, Inc., 5.25%, 01/15/22	2,540,000	2,478,184
Host Hotels & Resorts LP 7.13%, 11/01/13	30,000	30,450
6.88%, 11/01/14	50,000	51,750
9.00%, 05/15/17	130,000	146,575
Host Hotels & Resorts LP, Series Q, 6.75%, 06/01/16	445,000	458,906
Omega Healthcare Investors, Inc., 6.75%, 10/15/22(b)	320,000	326,800
Ventas Realty LP, 6.75%, 04/01/17	270,000	286,260
WEA Finance LLC, 7.50%, 06/02/14(b)	1,605,000	1,837,122

		8,191,246

Road & Rail 0.1%
RSC Equipment Rental, Inc., 10.25%, 11/15/19	65,000	74,100
Russian Railways, 5.74%, 04/03/17	400,000	416,880

		490,980

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, Inc., 9.25%, 04/15/18(b)	$455,000	$498,225

Specialty Retail 0.4%
Home Depot, Inc., 5.95%, 04/01/41	2,585,000	2,577,798
Toys “R” Us Property Co. I LLC, 10.75%, 07/15/17	425,000	482,375

		3,060,173

Textiles, Apparel & Luxury Goods 0.0%†
Hanesbrands, Inc., 6.38%, 12/15/20	320,000	312,000

Tobacco 0.6%
Lorillard Tobacco Co., 8.13%, 06/23/19	3,625,000	4,220,754

Trading Companies & Distributors 0.1%
United Rentals North America, Inc., 10.88%, 06/15/16	475,000	548,625

Wireless Telecommunication Services 0.5%
America Movil SAB de CV, 5.75%, 01/15/15	1,840,000	2,029,669
Cricket Communications, Inc. 7.75%, 05/15/16	610,000	648,125
7.75%, 10/15/20	255,000	256,913
Sprint Nextel Corp., 6.00%, 12/01/16	580,000	582,175

		3,516,882

Total Corporate Bonds (cost $237,528,468)		241,294,524

U.S. Government Mortgage Backed Agencies 32.1%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 969941 5.00%, 03/01/23	$139,899	$148,740
Pool# 982885 5.00%, 05/01/23	48,175	51,571
Pool# 975884 5.00%, 06/01/23	39,525	42,022
Pool# 987214 5.00%, 07/01/23	17,008	18,083
Pool# 976243 5.00%, 08/01/23	71,083	75,575
Pool# 987456 5.00%, 08/01/23	32,791	34,966
Pool# 965102 5.00%, 09/01/23	25,086	26,671
Pool# 988300 5.00%, 09/01/23	58,777	62,859
Pool# 992021 5.00%, 10/01/23	97,900	104,087
Pool# 794978 5.50%, 10/01/34	442,841	476,306
Pool# 735578 5.00%, 06/01/35	213,961	225,174
Pool# 834657 5.50%, 08/01/35	19,261	20,698
Pool# 835482 5.50%, 10/01/35	100,284	107,769
Pool# 865972 5.50%, 03/01/36	283,805	304,366
Pool# 745826 6.00%, 07/01/36	75,355	82,312
Pool# 899215 6.00%, 10/01/36	143,441	156,685
Pool# 831922 5.50%, 11/01/36	81,127	87,004
Pool# 906869 6.00%, 12/01/36	239,644	261,769
Pool# 967685 5.50%, 01/01/37	297,997	320,516
Pool# 888222 6.00%, 02/01/37	160,830	175,678
Pool# 913304 5.50%, 04/01/37	208,207	223,161
Pool# 897640 5.50%, 05/01/37	321,046	344,104
Pool# 899509 5.50%, 05/01/37	339,666	364,061
Pool# 899528 5.50%, 05/01/37	569,965	610,900
Pool# 937090 5.50%, 05/01/37	370,334	396,931
Pool# 917988 6.00%, 05/01/37	325,308	354,427
Pool# 256748 5.50%, 06/01/37	176,893	189,598
Pool# 899562 5.50%, 06/01/37	252,422	270,551
Pool# 917141 5.50%, 06/01/37	329,311	353,168
Pool# 915639 6.00%, 06/01/37	566,191	616,873
Pool# 939984 6.00%, 06/01/37	590,337	643,180
Pool# 938175 5.50%, 07/01/37	83,080	89,047
Pool# 899598 6.00%, 07/01/37	70,793	77,130
Pool# 928483 6.00%, 07/01/37	629,502	685,851
Pool# 942052 6.00%, 07/01/37	271,289	295,573
Pool# 944526 6.00%, 07/01/37	323,135	352,060
Pool# 942290 5.50%, 08/01/37	359,225	385,024
Pool# 945218 5.50%, 08/01/37	28,654	30,712
Pool# 936895 6.00%, 08/01/37	32,728	35,658
Pool# 952277 5.50%, 09/01/37	9,138	9,794
Pool# 952276 6.00%, 09/01/37	952,684	1,040,045
Pool# 943640 5.50%, 10/01/37	20,915	22,418
Pool# 950992 5.50%, 10/01/37	36,762	39,402
Pool# 946923 6.00%, 10/01/37	652,774	711,205
Pool# 955770 6.00%, 10/01/37	96,461	105,095

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# 899871 5.50%, 11/01/37	$378,923	$406,137
Pool# 956010 5.50%, 11/01/37	251,637	269,710
Pool# 960117 5.50%, 11/01/37	9,824	10,530
Pool# 933166 6.00%, 11/01/37	1,869,540	2,036,888
Pool# 956411 6.00%, 11/01/37	255,181	278,023
Pool# 959983 6.00%, 11/01/37	619,811	675,293
Pool# 967276 5.00%, 12/01/37	119,483	125,223
Pool# 929018 6.00%, 12/01/37	491,650	535,659
Pool# 966419 6.00%, 12/01/37	293,602	319,883
Pool# 952035 5.50%, 01/01/38	346,320	371,193
Pool# 961256 5.50%, 01/01/38	383,073	410,106
Pool# 969451 5.50%, 01/01/38	572,549	612,953
Pool# 961348 6.00%, 01/01/38	796,515	867,813
Pool# 965719 6.00%, 01/01/38	221,709	241,486
Pool# 960048 5.50%, 02/01/38	32,793	35,107
Pool# 969757 5.50%, 02/01/38	19,413	20,783
Pool# 969776 5.50%, 02/01/38	298,742	321,318
Pool# 972701 5.50%, 02/01/38	78,953	84,524
Pool# 933409 5.00%, 03/01/38	566,912	596,800
Pool# 961849 5.50%, 03/01/38	262,684	281,221
Pool# 962371 5.50%, 03/01/38	337,395	361,205
Pool# 974674 5.50%, 03/01/38	160,521	171,849
Pool# 975186 5.50%, 03/01/38	418,294	449,904
Pool# 961992 6.00%, 03/01/38	520,693	567,139
Pool# 970185 5.00%, 04/01/38	224,892	235,624
Pool# 973726 6.00%, 04/01/38	1,344,390	1,464,310
Pool# 929515 5.00%, 05/01/38	86,450	90,575
Pool# 962874 5.00%, 05/01/38	84,895	88,946
Pool# 982126 5.00%, 05/01/38	266,151	278,852
Pool# 969268 5.50%, 05/01/38	18,803	20,130
Pool# 970232 5.50%, 05/01/38	60,505	64,775
Pool# 995048 5.50%, 05/01/38	776,171	832,401
Pool# 889509 6.00%, 05/01/38	315,365	343,594
Pool# 889579 6.00%, 05/01/38	560,816	611,016
Pool# 889572 5.50%, 06/01/38	400,403	429,160
Pool# 929637 5.50%, 06/01/38	180,000	192,702
Pool# 933927 5.50%, 06/01/38	220,753	236,332
Pool# 963774 5.50%, 06/01/38	716,732	767,312
Pool# 976213 5.50%, 06/01/38	28,668	30,691
Pool# 979984 5.50%, 06/01/38	253,525	271,416
Pool# 983821 5.50%, 06/01/38	176,741	189,213
Pool# 985408 5.50%, 06/01/38	433,565	464,161
Pool# 985531 5.50%, 06/01/38	428,901	459,168
Pool# 985558 5.50%, 06/01/38	1,326,772	1,420,402
Pool# 985559 5.50%, 06/01/38	1,151,999	1,233,296
Pool# 985731 5.50%, 06/01/38	205,105	219,579
Pool# 934108 5.00%, 07/01/38	352,048	368,848
Pool# 889719 5.50%, 07/01/38	333,045	356,548
Pool# 934129 5.50%, 07/01/38	373,091	399,420
Pool# 934333 5.50%, 07/01/38	1,486,308	1,591,196
Pool# 934351 5.50%, 07/01/38	274,564	293,939
Pool# 963975 5.50%, 07/01/38	578,945	619,801
Pool# 981344 5.50%, 07/01/38	593,903	635,815
Pool# 986245 5.50%, 07/01/38	108,403	116,053
Pool# 986264 5.50%, 07/01/38	757,609	811,074
Pool# 988029 5.00%, 08/01/38	205,435	215,238
Pool# 257306 5.50%, 08/01/38	390,889	418,474
Pool# 964970 5.50%, 08/01/38	283,838	303,869
Pool# 975697 5.50%, 08/01/38	146,352	156,681
Pool# 986062 5.50%, 08/01/38	72,287	77,388
Pool# 925973 6.00%, 08/01/38	82,403	89,754
Pool# 970818 5.50%, 09/01/38	380,888	407,767

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# 889955 5.50%, 10/01/38	$303,275	$325,056
Pool# 970650 5.50%, 10/01/38	687,993	736,544
Pool# 990786 5.50%, 10/01/38	193,849	207,529
Pool# 992031 5.50%, 10/01/38	207,872	222,541
Pool# 992032 5.50%, 10/01/38	301,227	322,484
Pool# 992471 5.50%, 10/01/38	89,550	95,869
Pool# 930071 6.00%, 10/01/38	3,884,399	4,230,889
Pool# 991002 6.00%, 10/01/38	80,148	87,498
Pool# 934645 5.50%, 11/01/38	766,453	820,541
Pool# 970809 5.50%, 11/01/38	346,595	371,054
Pool# 985805 5.50%, 11/01/38	289,350	310,131
Pool# 992272 5.50%, 11/01/38	281,529	302,804
Pool# 934249 5.50%, 12/01/38	237,008	253,734
Pool# 970929 5.50%, 12/01/38	592,318	634,118
Pool# 991434 5.50%, 12/01/38	242,535	259,650
Pool# 992676 5.50%, 12/01/38	517,864	554,409
Pool# 993100 5.50%, 01/01/39	285,936	306,114
Pool# 993111 5.50%, 01/01/39	617,614	661,199
Pool# 935075 6.00%, 04/01/39	294,068	320,207
Pool# AC0017 5.50%, 09/01/39	42,661	45,672
Pool# AD0638 6.00%, 09/01/39	486,067	529,576
Pool# 190399 5.50%, 11/01/39	99,706	106,743
5.50%, 04/25/40	22,095,000	23,627,841
5.00%, 04/25/41	11,250,000	11,768,558
Fannie Mae Pool TBA
4.50%, 04/25/40	3,900,000	3,968,858
6.00%, 04/25/41	720,000	783,000
Freddie Mac 1.13%, 12/16/13	3,060,000	3,030,492
Freddie Mac Gold Pool
Pool# G13072 5.00%, 04/01/23	48,474	51,560
Pool# G13122 5.00%, 04/01/23	30,587	32,486
Pool# J07940 5.00%, 05/01/23	385,839	411,102
Pool# G13225 5.00%, 06/01/23	494,939	525,676
Pool# J07942 5.00%, 06/01/23	66,310	70,429
Pool# J08443 5.00%, 07/01/23	121,044	129,847
Pool# A14186 5.50%, 10/01/33	7,301	7,842
Pool# A82875 5.50%, 11/01/33	247,214	265,557
Pool# C01674 5.50%, 11/01/33	60,673	65,175
Pool# A39584 5.50%, 11/01/35	213,138	228,486
Pool# A52983 5.50%, 10/01/36	411,298	440,403
Pool# A61562 5.50%, 10/01/36	175,475	187,893
Pool# G02379 6.00%, 10/01/36	88,256	96,294
Pool# G08204 5.50%, 06/01/37	63,858	68,267
Pool# G08210 6.00%, 07/01/37	522,948	569,105
Pool# A65518 6.00%, 09/01/37	668,909	727,949
Pool# G03432 5.50%, 11/01/37	50,078	53,536
Pool# G03616 6.00%, 12/01/37	156,062	169,837
Pool# G03812 5.50%, 02/01/38	965,226	1,031,869
Pool# A72499 6.00%, 02/01/38	73,967	80,450
Pool# G04220 5.50%, 03/01/38	145,582	155,634
Pool# G08256 5.50%, 03/01/38	61,533	65,695
Pool# G04156 6.00%, 03/01/38	130,657	142,107
Pool# G04248 5.50%, 04/01/38	329,913	352,228
Pool# G08263 5.50%, 04/01/38	87,960	93,910
Pool# A76211 6.00%, 04/01/38	22,785	24,781
Pool# A76684 5.00%, 05/01/38	242,785	253,793
Pool# A77391 5.00%, 05/01/38	510,700	533,855
Pool# A76939 5.50%, 05/01/38	189,269	202,071
Pool# A77208 5.50%, 05/01/38	151,615	161,870
Pool# A77648 5.50%, 06/01/38	51,371	54,846
Pool# A77937 5.50%, 06/01/38	1,149,166	1,226,893
Pool# G04458 5.50%, 06/01/38	423,606	452,258
Pool# A78076 6.00%, 06/01/38	140,059	152,333

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# A78454 6.00%, 06/01/38	$248,908	$270,721
Pool# A79197 5.00%, 07/01/38	87,057	91,004
Pool# A78982 5.50%, 07/01/38	219,695	234,555
Pool# A79018 5.50%, 07/01/38	479,255	511,670
Pool# A79806 5.50%, 07/01/38	124,567	132,992
Pool# G04471 5.50%, 07/01/38	522,823	558,186
Pool# A82609 5.50%, 09/01/38	220,515	235,431
Pool# A82656 5.50%, 10/01/38	73,589	78,567
Pool# A83032 5.50%, 11/01/38	125,394	133,875
Pool# A83345 5.00%, 12/01/38	289,475	302,599
Pool# A83596 5.50%, 12/01/38	236,734	252,746
Pool# G08323 5.00%, 02/01/39	1,031,111	1,077,861
Pool# A87679 5.00%, 08/01/39	725,567	758,237
Pool# G05813 6.00%, 12/01/39	274,824	299,081
Pool# G05923 5.50%, 02/01/40	691,067	738,781
Pool# C03449 4.00%, 03/01/40	310,972	305,781
Pool# G06193 5.50%, 05/01/40	966,499	1,033,230
Pool# A95796 4.00%, 12/01/40	638,090	627,440
Pool# A96567 4.00%, 02/01/41	1,221,908	1,201,513
Pool# A97055 4.00%, 02/01/41	204,274	200,864
Pool# A97264 4.00%, 02/01/41	780,726	767,694
Pool# A97294 4.00%, 02/01/41	1,049,998	1,032,472
Pool# A97932 4.00%, 04/01/41	1,081,695	1,063,640
Pool# A97968 4.00%, 04/01/41	9,607,234	9,446,878
4.00%, 04/15/41	61,125,000	60,017,109
5.50%, 04/15/41	29,220,000	31,164,942
4.50%, 05/15/41	15,000,000	15,189,840
Ginnie Mae I Pool
Pool# 603581 5.50%, 04/15/33	86,542	95,572
Pool# 618988 6.00%, 06/15/34	57,423	63,572
Pool# 658029 6.00%, 07/15/36	19,521	21,526
Pool# 617456 6.00%, 03/15/37	33,668	37,095
Pool# 600658 5.50%, 05/15/37	69,968	75,900
Pool# 657732 5.50%, 05/15/37	92,914	100,792
Pool# 675407 5.50%, 07/15/37	93,378	101,296
Pool# 782185 6.00%, 09/15/37	18,640	20,537
Pool# 670824 6.00%, 12/15/37	54,160	59,671
Pool# 671189 6.00%, 12/15/37	38,366	42,271
Pool# 686034 5.50%, 04/15/38	70,463	76,416
Pool# 674084 5.00%, 05/15/38	211,142	224,305
Pool# 686342 6.00%, 05/15/38	20,201	22,250
Pool# 690847 5.50%, 06/15/38	58,974	63,957
Pool# 632219 5.50%, 07/15/38	53,218	57,714
Pool# 689694 5.50%, 07/15/38	81,085	87,935
Pool# 690435 5.50%, 07/15/38	73,912	80,433
Pool# 687727 6.00%, 07/15/38	54,168	59,663
Pool# 690310 6.00%, 07/15/38	49,347	54,354
Pool# 689575 6.50%, 07/15/38	117,668	132,781

Total U.S. Government Mortgage Backed Agencies (cost $228,356,271)		231,059,983

Sovereign Bonds 1.0%

	Principal Amount	Market Value

ARGENTINA 0.1%
Argentine Bonos 8.75%, 06/02/17	31,000	31,728
8.28%, 12/31/33	214,657	191,367
2.50%, 12/31/38(c)	207,000	89,321

		312,416

BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20	450,000	457,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
BRAZIL (continued)
Brazilian Government International Bond 4.88%, 01/22/21	$260,000	$265,200
8.75%, 02/04/25	100,000	135,000

		858,075

BULGARIA 0.0%†
Bulgaria Government International Bond, 8.25%, 01/15/15	60,000	69,750

COLOMBIA 0.1%
Colombia Government International Bond 7.38%, 01/27/17	222,000	261,960
7.38%, 03/18/19	100,000	120,000
8.13%, 05/21/24	166,000	210,239

		592,199

CROATIA 0.0%†
Croatia Government International Bond, 6.75%, 11/05/19	125,000	130,938

EL SALVADOR 0.0%†
El Salvador Government International Bond, 7.65%, 06/15/35	148,000	147,482

HUNGARY 0.0%†
Hungary Government International Bond 4.75%, 02/03/15	20,000	20,125
6.25%, 01/29/20	144,000	146,160

		166,285

INDONESIA 0.0%†
Indonesia Government International Bond, 5.88%, 03/13/20	200,000	213,250

LEBANON 0.0%†
Lebanon Government International Bond, 6.38%, 03/09/20	239,000	241,992

LITHUANIA 0.0%†
Lithuania Government International Bond, 7.38%, 02/11/20	166,000	185,090

MEXICO 0.1%
Mexico Government International Bond 5.13%, 01/15/20	276,000	288,696
6.75%, 09/27/34	100,000	112,800

		401,496

PANAMA 0.1%
Panama Government International Bond 5.20%, 01/30/20	100,000	106,000
7.13%, 01/29/26	236,000	280,014
6.70%, 01/26/36	25,000	28,025

		414,039

PERU 0.1%
Peruvian Government International Bond 7.35%, 07/21/25	300,000	356,550
8.75%, 11/21/33	30,000	40,275

		396,825

PHILIPPINES 0.1%
Philippine Government International Bond, 6.50%, 01/20/20	350,000	396,812

POLAND 0.1%
Poland Government International Bond 5.00%, 10/19/15	153,000	161,329
6.38%, 07/15/19	173,000	192,679

		354,008

RUSSIA 0.0%†
Russian Foreign Bond - Eurobond 5.00%, 04/29/20	200,000	202,250
7.50%, 03/31/30(c)	9	11

		202,261

SOUTH AFRICA 0.1%
South Africa Government International Bond 6.50%, 06/02/14	100,000	111,350
6.88%, 05/27/19	105,000	121,931
5.88%, 05/30/22	100,000	107,375

		340,656

SRI LANKA 0.0%†
Sri Lanka Government International Bond, 6.25%, 10/04/20	150,000	145,875

TURKEY 0.1%
Turkey Government International Bond 7.50%, 11/07/19	100,000	116,500
7.00%, 06/05/20	527,000	596,432
7.38%, 02/05/25	70,000	80,854

		793,786

UKRAINE 0.0%†
Ukraine Government International Bond, 6.58%, 11/21/16	257,000	260,598

URUGUAY 0.0%†
Uruguay Government International Bond, 6.88%, 09/28/25	258,000	296,700

VENEZUELA 0.0%†
Venezuela Government International Bond 7.75%, 10/13/19	245,000	168,192
9.38%, 01/13/34	149,000	101,320

		269,512

Total Sovereign Bonds (cost $7,217,698)		$7,190,045

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Sponsored & Agency Obligations 0.3%

	Principal Amount	Market Value
Federal Home Loan Bank 3.63%, 05/29/13	$1,630,000	1,723,728
4.00%, 09/06/13	150,000	160,004

Total U.S. Government Sponsored & Agency Obligations (cost $1,764,364)		1,883,732

U.S. Treasury Bills 26.2%

	Principal Amount	Market Value
U.S. Treasury Bills 0.16%, 08/11/11	170,615,000	170,536,858
0.19%, 11/17/11	18,200,000	18,178,288

Total U.S. Treasury Bills (cost $188,693,395)		188,715,146

U.S. Treasury Bonds 4.1%

	Principal Amount	Market Value
U.S. Treasury Bonds 4.50%, 02/15/36	2,210,000	2,231,411
6.88%, 08/15/25	5,565,000	7,324,931
U.S. Treasury Inflation Indexed Bonds 1.13%, 01/15/21	750,000	766,070
2.38%, 01/15/17	15,920,000	19,592,211

Total U.S. Treasury Bonds (cost $28,542,717)		29,914,623

U.S. Treasury Notes 7.7%

	Principal Amount	Market Value
U.S. Treasury Notes 2.38%, 10/31/14	1,830,000	1,881,041
3.13%, 01/31/17	49,175,000	50,742,453
3.63%, 08/15/19	2,690,000	2,780,787

Total U.S. Treasury Notes (cost $56,425,070)		55,404,281

Yankee Dollar 0.5%

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels 0.5%
Nexen, Inc., 6.40%, 05/15/37	$3,950,000	$3,945,675

Total Yankee Dollar (cost $3,730,904)		3,945,675

Mutual Fund 3.7%

	Shares	Market Value
Money Market Fund 3.7%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16% (d)	26,662,624	26,662,624

Total Mutual Fund (cost $26,662,624)		26,662,624

Total Investments (cost $847,573,593) (e) — 119.9%		863,570,688
Liabilities in excess of other assets — (19.9)%		(143,043,914)

NET ASSETS — 100.0%		$720,526,774

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2011 was $45,905,406 which represents 6.37% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2011.
(d)	Represents 7-day effective yield as of March 31, 2011.
(e)	At March 31, 2011, the tax basis cost of the Fund’s investments was $848,934,683, tax unrealized appreciation and depreciation were $17,438,518 and $(2,802,513), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
OJSC	Open Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$19,304	$—	$19,304
Commercial Mortgage Backed Securities	—	77,480,751	—	77,480,751
Corporate Bonds	—	241,294,524	—	241,294,524
Mutual Fund	26,662,624	—	—	26,662,624
Sovereign Bonds	—	7,190,045	—	7,190,045
U.S. Government Mortgage Backed Agencies	—	231,059,983	—	231,059,983
U.S. Government Sponsored & Agency Obligations	—	1,883,732	—	1,883,732
U.S. Treasury Bills	—	188,715,146	—	188,715,146
U.S. Treasury Bonds	—	29,914,623	—	29,914,623
U.S. Treasury Notes	—	55,404,281	—	55,404,281
Yankee Dollar	—	3,945,675	—	3,945,675

Total	$26,662,624	$836,908,064	$—	$863,570,688

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 97.9%

	Shares	Market Value
BRAZIL 14.1%
Beverages 1.3%
Cia de Bebidas das Americas ADR	81,099	$2,295,913

Commercial Banks 1.2%
Banco Bradesco SA - Preference Shares	94,629	1,933,558
Banco do Brasil SA	17,422	314,261

		2,247,819

Health Care Providers & Services 1.3%
Diagnosticos Da America SA	188,900	2,418,160

Metals & Mining 4.0%
Vale SA - Preference Shares ADR	242,235	7,150,777

Oil, Gas & Consumable Fuels 3.8%
Petroleo Brasileiro SA - Common Shares ADR	31,919	1,290,485
Petroleo Brasileiro SA - Preference Shares ADR	124,300	4,417,622
QGEP Participacoes SA*	87,400	1,239,815

		6,947,922

Personal Products 1.3%
Hypermarcas SA*	173,472	2,284,414

Transportation Infrastructure 1.2%
Companhia de Concessoes Rodoviarias SA	74,067	2,162,603

		25,507,608

CANADA 0.7%
Oil, Gas & Consumable Fuels 0.7%
Pacific Rubiales Energy Corp.	45,573	1,264,480

CHINA 14.1%
Commercial Banks 7.7%
China Construction Bank Corp., H Shares	7,305,660	6,839,452
Industrial & Commercial Bank of China, H Shares	8,526,745	7,069,265

		13,908,717

Computers & Peripherals 1.4%
Lenovo Group Ltd.	4,516,000	2,569,433

Food Products 1.2%
China Yurun Food Group Ltd.	666,000	2,232,078

Internet Software & Services 1.2%
Tencent Holdings Ltd.	90,900	2,213,689

Multiline Retail 0.2%
Parkson Retail Group Ltd.	266,000	365,424

Oil, Gas & Consumable Fuels 1.0%
PetroChina Co. Ltd., H Shares	1,154,000	1,755,447

Personal Products 1.4%
Hengan International Group Co., Ltd.	335,000	2,484,189

		25,582,977

EGYPT 1.5%
Commercial Banks 1.2%
Commercial International Bank SAE*	397,628	2,175,485

Construction & Engineering 0.3%
Orascom Construction Industries	11,662	481,620

		2,657,105

HONG KONG 8.9%
Oil, Gas & Consumable Fuels 3.8%
CNOOC Ltd.	2,746,600	6,940,720

Paper & Forest Products 0.9%
Nine Dragons Paper Holdings Ltd.	1,329,000	1,590,328

Real Estate Management & Development 3.0%
China Overseas Land & Investment Ltd.	1,238,000	2,516,704
China Resources Land Ltd.	1,586,000	2,966,332

		5,483,036

Specialty Retail 1.2%
Belle International Holdings Ltd.	1,208,000	2,215,656

		16,229,740

INDIA 6.3%
Auto Components 0.3%
Exide Industries Ltd.	154,491	496,920

Commercial Banks 1.0%
HDFC Bank Ltd.	35,200	1,852,238

Information Technology Services 3.5%
Infosys Technologies Ltd. ADR	32,138	2,304,295
Tata Consultancy Services Ltd.	155,602	4,131,154

		6,435,449

Machinery 1.5%
Tata Motors Ltd.	97,636	2,735,548

		11,520,155

INDONESIA 3.8%
Automobiles 1.2%
ASTRA International Tbk PT	330,500	2,161,586

Commercial Banks 2.6%
Bank Mandiri (Persero) Tbk PT	3,355,004	2,618,670
Bank Rakyat Indonesia (Persero) PT	3,206,000	2,114,264

		4,732,934

		6,894,520

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Developing Markets Fund

Common Stocks (continued)

	Shares	Market Value
JERSEY, CHANNEL ISLANDS 2.2%
Metals & Mining 2.2%
Randgold Resources Ltd. ADR*	48,900	$3,987,306

LUXEMBOURG 1.1%
Metals & Mining 1.1%
Ternium SA ADR	53,800	1,933,572

MEXICO 4.1%
Commercial Banks 1.6%
Grupo Financiero Banorte SAB de CV, Class O	610,547	2,874,503

Wireless Telecommunication Services 2.5%
America Movil SAB de CV Series L ADR	77,485	4,501,879

		7,376,382

PERU 1.1%
Commercial Banks 1.1%
Credicorp Ltd.	19,300	2,025,149

RUSSIA 10.3%
Chemicals 1.1%
Uralkali GDR REG	48,700	2,023,883

Commercial Banks 3.2%
Sberbank of Russia	1,529,678	5,737,969

Electric Utilities 0.0%†
Federal Hydrogenerating Co.*	1,017,035	52,462

Food & Staples Retailing 1.2%
X5 Retail Group NV REG GDR REG*	52,916	2,223,243

Metals & Mining 2.6%
Mechel Sponsored ADR	71,442	2,199,699
MMC Norilsk Nickel ADR	90,799	2,403,705

		4,603,404

Oil, Gas & Consumable Fuels 2.2%
Gazprom OAO ADR	122,061	3,947,453

		18,588,414

SOUTH AFRICA 0.6%
Media 0.6%
Naspers Ltd., N Shares	19,713	1,060,396

SOUTH KOREA 17.4%
Auto Components 3.4%
Hyundai Mobis	20,908	6,233,710

Chemicals 2.7%
LG Chem Ltd.	11,557	4,835,574

Commercial Banks 0.9%
KB Financial Group, Inc.	29,799	1,558,797

Electronic Equipment, Instruments & Components 1.3%
LG Display Co., Ltd.	74,170	2,324,572

Machinery 3.7%
Hyundai Heavy Industries Co., Ltd.	8,893	4,193,664
Samsung Heavy Industries Co., Ltd.	68,580	2,491,267

		6,684,931

Semiconductors & Semiconductor Equipment 5.4%
Samsung Electronics Co., Ltd.	11,619	9,852,513

		31,490,097

TAIWAN 7.9%
Computers & Peripherals 1.9%
Catcher Technology Co., Ltd.	684,000	3,383,181

Electronic Equipment, Instruments & Components 2.8%
Hon Hai Precision Industry Co., Ltd.	1,440,800	5,041,340

Industrial Conglomerates 1.4%
Far Eastern New Century Corp.	1,708,000	2,638,706

Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	271,100	3,301,998

		14,365,225

TURKEY 2.6%
Oil, Gas & Consumable Fuels 2.6%
Tupras Turkiye Petrol Rafinerileri AS	160,279	4,702,602

UNITED KINGDOM 1.2%
Metals & Mining 1.2%
Antofagasta PLC	98,258	2,141,918

Total Common Stocks (cost $156,464,183)		177,273,646

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Developing Markets Fund

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(a)	2,921,779	$2,921,779

Total Mutual Fund (cost $2,921,779)		2,921,779

Total Investments (cost $159,385,962) (b) — 99.5%		180,195,425
Other assets in excess of liabilities — 0.5%		975,499

NET ASSETS — 100.0%		$181,170,924

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $161,527,233, tax unrealized appreciation and depreciation were $22,759,047 and $(4,090,855), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AS	Stock Corporation
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
PT	Limited Liability Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
SAE	Joint Stock Company
Tbk	Stock Symbol

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Developing Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$6,730,630	$—	$6,730,630
Automobiles	—	2,161,586	—	2,161,586
Beverages	2,295,913	—	—	2,295,913
Chemicals	—	6,859,457	—	6,859,457
Commercial Banks	7,147,471	29,966,140	—	37,113,611
Computers & Peripherals	—	5,952,614	—	5,952,614
Construction & Engineering	—	481,620	—	481,620
Electric Utilities	—	52,462	—	52,462
Electronic Equipment, Instruments & Components	—	7,365,912	—	7,365,912
Food & Staples Retailing	—	2,223,243	—	2,223,243
Food Products	—	2,232,078	—	2,232,078
Health Care Providers & Services	2,418,160	—	—	2,418,160
Industrial Conglomerates	—	2,638,706	—	2,638,706
Information Technology Services	2,304,295	4,131,154	—	6,435,449
Internet Software & Services	—	2,213,689	—	2,213,689
Machinery	—	9,420,479	—	9,420,479
Media	—	1,060,396	—	1,060,396
Metals & Mining	15,271,354	4,545,623	—	19,816,977
Multiline Retail	—	365,424	—	365,424
Oil, Gas & Consumable Fuels	12,159,855	13,398,769	—	25,558,624
Paper & Forest Products	—	1,590,328	—	1,590,328
Personal Products	2,284,414	2,484,189		4,768,603
Real Estate Management & Development	—	5,483,036	—	5,483,036
Semiconductors & Semiconductor Equipment	3,301,998	9,852,513	—	13,154,511
Specialty Retail	—	2,215,656	—	2,215,656
Transportation Infrastructure	2,162,603	—	—	2,162,603
Wireless Telecommunication Services	4,501,879	—	—	4,501,879

Total Common Stocks	$53,847,942	$123,425,704	$—	$177,273,646

Mutual Fund	2,921,779	—	—	2,921,779

Total	$56,769,721	$123,425,704	$—	$180,195,425

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 98.4%

	Shares	Market Value
BRAZIL 13.9%
Beverages 1.2%
Cia de Bebidas das Americas, ADR	104,012	$2,944,580

Commercial Banks 1.2%
Banco Bradesco SA - Preference Shares	123,318	2,519,762
Banco do Brasil SA	22,304	402,323

		2,922,085

Health Care Providers & Services 1.4%
Diagnosticos Da America SA	250,400	3,205,439

Metals & Mining 3.9%
Vale SA - Preference Shares, ADR	315,479	9,312,940

Oil, Gas & Consumable Fuels 3.7%
Petroleo Brasileiro SA - Common Shares, ADR	35,267	1,425,845
Petroleo Brasileiro SA - Preference Shares, ADR	161,904	5,754,068
QGEP Participacoes SA*	112,000	1,588,779

		8,768,692

Personal Products 1.3%
Hypermarcas SA*	237,111	3,122,461

Transportation Infrastructure 1.2%
Companhia de Concessoes Rodoviarias SA	97,611	2,850,039

		33,126,236

CANADA 0.7%
Oil, Gas & Consumable Fuels 0.7%
Pacific Rubiales Energy Corp.	56,719	1,573,740

CHINA 12.5%
Commercial Banks 7.5%
China Construction Bank Corp., H Shares	9,442,010	8,839,472
Industrial & Commercial Bank of China, H Shares	10,875,795	9,016,790

		17,856,262

Food Products 1.2%
China Yurun Food Group Ltd.	822,000	2,754,907

Internet Software & Services 1.2%
Tencent Holdings Ltd.	119,400	2,907,750

Multiline Retail 0.2%
Parkson Retail Group Ltd.	316,000	434,113

Oil, Gas & Consumable Fuels 1.2%
PetroChina Co. Ltd., H Shares	1,936,000	2,945,014

Personal Products 1.2%
Hengan International Group Co., Ltd.	392,000	2,906,872

		29,804,918

EGYPT 1.4%
Commercial Banks 1.1%
Commercial International Bank SAE*	478,249	2,616,575

Construction & Engineering 0.3%
Orascom Construction Industries	17,532	724,040

		3,340,615

HONG KONG 9.3%
Oil, Gas & Consumable Fuels 4.0%
CNOOC Ltd.	3,718,000	9,395,470

Paper & Forest Products 0.7%
Nine Dragons Paper Holdings Ltd.	1,484,000	1,775,806

Real Estate Management & Development 3.4%
China Overseas Land & Investment Ltd.	1,738,000	3,533,143
China Resources Land Ltd.	2,422,000	4,529,922

		8,063,065

Specialty Retail 1.2%
Belle International Holdings Ltd.	1,509,000	2,767,736

		22,002,077

INDIA 6.5%
Auto Components 0.2%
Exide Industries Ltd.	185,668	597,201

Commercial Banks 1.4%
HDFC Bank Ltd.	61,818	3,252,888

Information Technology Services 3.5%
Infosys Technologies Ltd., ADR	40,839	2,928,156
Tata Consultancy Services Ltd.	201,211	5,342,050

		8,270,206

Machinery 1.4%
Tata Motors Ltd.	118,230	3,312,547

		15,432,842

INDONESIA 3.8%
Automobiles 1.2%
ASTRA International Tbk PT	444,500	2,907,186

Commercial Banks 2.6%
Bank Mandiri (Persero) Tbk PT	4,105,685	3,204,597
Bank Rakyat Indonesia (Persero) PT	4,593,000	3,028,949

		6,233,546

		9,140,732

JERSEY, CHANNEL ISLANDS 2.5%
Metals & Mining 2.5%
Randgold Resources Ltd., ADR*	72,400	5,903,496

LUXEMBOURG 1.0%
Metals & Mining 1.0%
Ternium SA, ADR	68,000	2,443,920

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Market Value
MEXICO 4.2%
Commercial Banks 1.5%
Grupo Financiero Banorte SAB de CV, Class O	775,849	$3,652,758

Wireless Telecommunication Services 2.7%
America Movil SAB de CV Series L, ADR	108,943	6,329,588

		9,982,346

PERU 1.2%
Commercial Banks 1.2%
Credicorp Ltd.	27,000	2,833,110

RUSSIA 10.2%
Chemicals 1.1%
Uralkali, GDR REG	65,800	2,734,528

Commercial Banks 3.1%
Sberbank of Russia	1,970,862	7,392,893

Electric Utilities 0.0%†
Federal Hydrogenerating Co.*	1,408,996	72,680

Food & Staples Retailing 1.3%
X5 Retail Group NV REG, GDR REG*	70,817	2,975,345

Metals & Mining 2.5%
Mechel Sponsored, ADR	89,021	2,740,957
MMC Norilsk Nickel, ADR	119,270	3,157,413

		5,898,370

Oil, Gas & Consumable Fuels 2.2%
Gazprom OAO, ADR	163,456	5,286,167

		24,359,983

SOUTH AFRICA 0.5%
Media 0.5%
Naspers Ltd., N Shares	23,747	1,277,392

SOUTH KOREA 17.5%
Auto Components 3.4%
Hyundai Mobis	27,276	8,132,326

Chemicals 2.4%
LG Chem Ltd.	13,744	5,750,638

Commercial Banks 1.4%
KB Financial Group, Inc.	64,216	3,359,163

Electronic Equipment, Instruments & Components 1.2%
LG Display Co., Ltd.	88,760	2,781,840

Machinery 3.7%
Hyundai Heavy Industries Co., Ltd.	11,731	5,531,977
Samsung Heavy Industries Co., Ltd.	89,650	3,256,665

		8,788,642

Semiconductors & Semiconductor Equipment 5.4%
Samsung Electronics Co., Ltd.	14,960	12,685,566

		41,498,175

TAIWAN 7.9%
Computers & Peripherals 1.9%
Catcher Technology Co., Ltd.	918,000	4,540,584

Electronic Equipment, Instruments & Components 2.6%
Hon Hai Precision Industry Co., Ltd.	1,794,600	6,279,282

Industrial Conglomerates 1.5%
Far Eastern New Century Corp.	2,228,000	3,442,059

Semiconductors & Semiconductor Equipment 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	362,600	4,416,468

		18,678,393

TURKEY 2.8%
Oil, Gas & Consumable Fuels 2.8%
Tupras Turkiye Petrol Rafinerileri AS	227,642	6,679,040

UNITED KINGDOM 1.1%
Metals & Mining 1.1%
Antofagasta PLC	124,827	2,721,094

UNITED STATES 1.4%
Computers & Peripherals 1.4%
Lenovo Group Ltd.	5,738,000	3,264,705

Total Common Stocks (cost $205,492,978)		234,062,814

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16% (a)	1,881,434	1,881,434

Total Mutual Fund (cost $1,881,434)		1,881,434

Total Investments (cost $207,374,412) (b) — 99.2%		235,944,248
Other assets in excess of liabilities — 0.8%		1,844,495

NET ASSETS — 100.0%		$237,788,743

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $208,189,419, tax unrealized appreciation and depreciation were $32,310,904 and $(4,556,075), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AS	Stock Corporation
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Emerging Markets Fund

PLC	Public Limited Company
PT	Limited Liability Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Emerging Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$8,729,527	$—	$8,729,527
Automobiles	—	2,907,186	—	2,907,186
Beverages	2,944,580	—	—	2,944,580
Chemicals	—	8,485,166	—	8,485,166
Commercial Banks	9,407,953	40,711,327	—	50,119,280
Computers & Peripherals	—	7,805,289	—	7,805,289
Construction & Engineering	—	724,040	—	724,040
Electric Utilities	—	72,680	—	72,680
Electronic Equipment, Instruments & Components	—	9,061,122	—	9,061,122
Food & Staples Retailing	—	2,975,345	—	2,975,345
Food Products	—	2,754,907	—	2,754,907
Health Care Providers & Services	3,205,439	—	—	3,205,439
Industrial Conglomerates	—	3,442,059	—	3,442,059
Information Technology Services	2,928,156	5,342,050	—	8,270,206
Internet Software & Services	—	2,907,750	—	2,907,750
Machinery	—	12,101,189	—	12,101,189
Media	—	1,277,392	—	1,277,392
Metals & Mining	20,401,313	5,878,507	—	26,279,820
Multiline Retail	—	434,113	—	434,113
Oil, Gas & Consumable Fuels	15,628,599	19,019,524	—	34,648,123
Paper & Forest Products	—	1,775,806	—	1,775,806
Personal Products	3,122,461	2,906,872	—	6,029,333
Real Estate Management & Development	—	8,063,065	—	8,063,065
Semiconductors & Semiconductor Equipment	4,416,468	12,685,566	—	17,102,034
Specialty Retail	—	2,767,736	—	2,767,736
Transportation Infrastructure	2,850,039	—	—	2,850,039
Wireless Telecommunication Services	6,329,588	—	—	6,329,588

Total Common Stocks	$71,234,596	$162,828,218	$—	$234,062,814

Mutual Fund	1,881,434	—	—	1,881,434

Total	$73,116,030	$162,828,218	$—	$235,944,248

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities 28.4%

	Principal Amount	Market Value
Automobile 9.8%
Ally Auto Receivables Trust Series 2010-1, Class A2, 0.75%, 04/15/12	$1,140,083	$1,140,482
Series 2010-2, Class A2, 0.89%, 09/17/12	2,330,359	2,333,162
Bank of America Auto Trust, Series 2010-1A, Class A2, 0.75%, 06/15/12(a)	434,400	434,464
BMW Vehicle Owner Trust, Series 2010-A, Class A2, 0.68%, 09/25/12	1,617,379	1,618,489
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 04/16/12	651,568	656,646
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 01/15/16	1,867,663	1,893,657
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 03/08/13	2,344,131	2,392,122
Ford Credit Auto Owner Trust, Series 2010-B, Class A2, 0.65%, 12/15/12	1,787,168	1,788,071
Honda Auto Receivables Owner Trust Series 2010-1, Class A2, 0.62%, 02/21/12	1,119,408	1,119,699
Series 2010-2, Class A3, 1.34%, 03/18/14	3,500,000	3,523,963
Hyundai Auto Receivables Trust, Series 2010-A, Class A2, 0.86%, 11/15/12	2,457,639	2,460,242
Nissan Auto Receivables Owner Trust Series 2007-B, Class A4, 5.16%, 03/17/14	1,264,818	1,292,591
Series 2009-A, Class A4, 4.74%, 08/17/15	3,500,000	3,678,347
Toyota Auto Receivables Owner Trust Series 2010-A, Class A2, 0.75%, 05/15/12	2,369,414	2,370,994
Series 2010-B, Class A2, 0.74%, 08/15/12	1,750,000	1,751,598
Series 2011-A, Class A2, 0.61%, 05/15/13	1,500,000	1,500,243
USAA Auto Owner Trust Series 2007-2, Class A4, 5.07%, 06/15/13	1,357,371	1,364,499
Series 2008-2, Class A3, 4.64%, 10/15/12	86,365	86,784
Series 2008-2, Class A4, 5.16%, 11/15/13	3,000,000	3,079,910
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A2, 0.66%, 05/21/12	1,057,381	1,057,680
Series 2011-1, Class A2, 0.67%, 12/20/13	2,000,000	1,999,007
World Omni Auto Receivables Trust Series 2009-A, Class A3, 3.33%, 05/15/13	1,918,759	1,938,909
Series 2010-A, Class A2, 0.70%, 06/15/12	1,149,791	1,150,068

		40,631,627

Credit Card 8.4%
American Express Credit Account Master Trust Series 2005-4, Class A, 0.33%, 01/15/15(b)	3,392,000	3,389,953
Series 2006-2, Class A, 5.35%, 01/15/14	1,000,000	1,010,239
Series 2007-5, Class A, 0.29%, 12/15/14(b)	3,000,000	2,996,950
BA Credit Card Trust, Series 2007-A8, Class A8, 5.59%, 11/17/14	3,500,000	3,706,038
Capital One Multi-Asset Execution Trust Series 2005-A7, Class A7, 4.70%, 06/15/15	3,000,000	3,157,650
Series 2008-A5, Class A5, 4.85%, 02/18/14	4,230,000	4,237,340
Chase Issuance Trust Series 2007-A17, Class A, 5.12%, 10/15/14	3,250,000	3,460,592
Series 2008-A9, Class A9, 4.26%, 05/15/13	3,736,000	3,753,478
Citibank Credit Card Issuance Trust Series 2009-A3, Class A3, 2.70%, 06/24/13	2,800,000	2,814,560
Series 2009-A5, Class A5, 2.25%, 12/23/14	3,000,000	3,063,591
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	3,000,000	3,282,502

		34,872,893

Other 10.2%
AEP Texas Central Transition Funding LLC Series 2002-1, Class A4, 5.96%, 07/15/15	821,262	871,272
Series A-2 4.98%, 07/01/13	2,761,394	2,891,954

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Other (continued)
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 08/01/14	$2,389,116	$2,460,359
Consumer Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	2,834,818	2,975,175
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	596,078	629,896
GE Equipment Midticket LLC, Series 2010-1, Class A2, 0.61%, 01/14/13(a)	3,000,000	2,998,976
GE Equipment Small Ticket LLC, Series 2011-1A, Class A2, 0.88%, 08/21/13(a)	1,200,000	1,200,338
John Deere Owner Trust Series 2008-A, Class A4, 4.89%, 03/16/15	2,567,756	2,588,514
Series 2009-B, Class A3, 1.57%, 10/15/13	1,050,295	1,055,548
Series 2010-A, Class A2, 0.72%, 07/16/12	1,637,622	1,638,295
Massachusetts RRB Special Purpose Trust Series 2005-1, Class A3, 4.13%, 09/15/13	537,097	546,080
Series 2005-1, Class A4, 4.40%, 03/15/15	3,000,000	3,143,451
Massachusetts RRB Special Purpose Trust WMECO-1, Series 2001-1, Class A, 6.53%, 06/01/15	2,583,443	2,757,345
PG&E Energy Recovery Funding LLC Series 2005-1, Class A4, 4.37%, 06/25/14	2,046,701	2,099,717
Series 2005-2, Class A2, 5.03%, 03/25/14	2,029,671	2,081,461
PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	7,305,000	7,824,697
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A2, 4.81%, 11/17/14	2,086,534	2,161,408
Volvo Financial Equipment LLC, Series 2010-1A, Class A2, 1.06%, 06/15/12(a)	2,394,487	2,396,527

		42,321,013

Total Asset-Backed Securities (cost $118,367,418)		117,825,533

Collateralized Mortgage Obligations 21.6%

	Principal Amount	Market Value
Fannie Mae REMICS Series 2002-82, Class XD, 5.00%, 07/25/16	$106,361	$106,482
Series 2004-72, Class JA, 3.50%, 09/25/16	519,342	524,316
Series 2004-80, Class LG, 4.00%, 10/25/16	41,254	41,263
Series 2003-15, Class WC, 4.00%, 12/25/16	128,862	129,031
Series 2003-14, Class KE, 5.00%, 01/25/17	161,819	162,319
Series 2003-14, Class AN, 3.50%, 03/25/33	204,012	211,412
Series 2003-122, Class OK, 4.00%, 06/25/17	1,149,721	1,181,260
Series 2003-67, Class TA, 3.00%, 08/25/17	994,207	1,011,913
Series 2004-32, Class AB, 4.00%, 10/25/17	835,033	858,178
Series 2003-49, Class TK, 3.50%, 03/25/18	1,795,952	1,858,783
Series 2003-57, Class NB, 3.00%, 06/25/18	159,231	163,312
Series 2003-75, Class NB, 3.25%, 08/25/18	36,070	36,185
Series 2008-15, Class JM, 4.00%, 02/25/19	884,583	922,657
Series 2008-18, Class MD, 4.00%, 03/25/19	1,941,134	2,035,262
Series 2008-70, Class BA, 4.00%, 06/25/21	1,657,259	1,715,389
Series 2009-88, Class EA, 4.50%, 05/25/23	2,038,965	2,130,785
Series 2009-44, Class A, 4.50%, 12/25/23	1,353,784	1,419,703
Series 2009-76, Class MA, 4.00%, 09/25/24	6,320,525	6,622,188
Freddie Mac REMICS Series 3215, Class EP, 5.38%, 09/15/11	1,190,258	1,204,695
Series 3584, Class BL, 1.25%, 10/15/12	1,172,494	1,177,342
Series 3591, Class NA, 1.25%, 10/15/12	1,317,424	1,324,172
Series 3573, Class LC, 1.85%, 08/15/14	1,566,668	1,580,274
Series 3574, Class AC, 1.85%, 08/15/14	1,217,853	1,228,203
Series 3612, Class AE, 1.40%, 12/15/14	1,536,369	1,541,885
Series 3610, Class AB, 1.40%, 12/15/14	1,266,532	1,271,629
Series 3555, Class JA, 4.00%, 12/15/14	1,228,906	1,269,217
Series 2631, Class LB, 4.50%, 03/15/16	86,788	86,929
Series 2614, Class TD, 3.50%, 05/15/16	520,484	523,624
Series 2663, Class BA, 4.00%, 08/15/16	731,707	742,526
Series 2633, Class PD, 4.50%, 08/15/16	1,457,712	1,480,419
Series 2866, Class XD, 4.00%, 11/15/16	113,079	113,199
Series 2672, Class NF, 4.00%, 12/15/16	1,198,474	1,226,130

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Series 2611, Class KC, 3.50%, 01/15/17	$46,861	$47,072
Series 2630, Class KS, 4.00%, 01/15/17	2,561,328	2,618,570
Series 2695, Class DE, 4.00%, 01/15/17	2,945,260	3,014,038
Series 3818, Class UA, 1.35%, 02/15/17	2,400,000	2,395,379
Series 3827, Class CA, 1.50%, 04/15/17	2,700,000	2,716,453
Series 2625, Class JD, 3.25%, 07/15/17	1,250,364	1,273,965
Series 2636, Class A, 3.50%, 07/15/17	865,330	888,918
Series 3758, Class CD, 1.50%, 08/15/17	3,025,099	3,011,388
Series 2579, Class HA, 3.70%, 08/15/17	648,377	664,663
Series 2786, Class GA, 4.00%, 08/15/17	1,359,274	1,397,370
Series 2640, Class GD, 4.50%, 08/15/17	2,170,250	2,209,532
Series 2628, Class DQ, 3.00%, 11/15/17	1,341,107	1,373,180
Series 2628, Class GQ, 3.14%, 11/15/17	1,173,468	1,203,830
Series 2629, Class AN, 3.50%, 01/15/18	1,450,811	1,500,209
Series 2641, Class KJ, 4.00%, 01/15/18	1,211,268	1,260,177
Series 2555, Class B, 4.25%, 01/15/18	1,315,313	1,384,205
Series 2664, Class GA, 4.50%, 01/15/18	77,031	77,801
Series 2637, Class A, 3.38%, 03/15/18	933,175	964,100
Series 2643, Class NT, 4.50%, 03/15/18	2,167,688	2,271,448
Series 2643, Class HT, 4.50%, 03/15/18	1,841,387	1,935,570
Series 2783, Class AE, 4.00%, 04/15/18	1,021,049	1,059,753
Series 2613, Class PA, 3.25%, 05/15/18	976,982	998,433
Series 3728, Class CA, 1.50%, 10/15/18	2,875,773	2,843,595
Series 2877, Class GP, 4.00%, 11/15/18	1,238,820	1,283,450
Series 2920, Class HC, 4.50%, 12/15/18	1,712,555	1,779,876
Series 2930, Class KC, 4.50%, 06/15/19	2,484,718	2,598,822
Series 3846, Class CK, 1.50%, 12/15/20	3,500,000	3,502,188
Series 3277, Class A, 4.00%, 01/15/21	813,636	847,847
Series 3815, Class DE, 3.00%, 10/15/21	3,377,692	3,462,148
Series 2802, Class NC, 5.00%, 05/15/28	394,309	398,342
Government National Mortgage Association Series 2003-49, Class A, 2.21%, 10/16/17	150,386	150,322
Series 2009-81, Class WA, 2.00%, 08/20/39	2,716,321	2,738,515

Total Collateralized Mortgage Obligations (cost $89,648,442)		89,771,841

Commercial Mortgage Backed Securities 4.4%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	576,224	577,059
Series 2005-3, Class A2, 4.50%, 07/10/43	2,014,706	2,014,765
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3 6.64%, 01/17/32	110,044	110,184
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A3 4.21%, 12/10/41	397,631	397,568
Greenwich Capital Commercial Funding Corp. Series 2002-C1, Class A2, 4.11%, 01/11/17	3,277,146	3,303,323
Series 2004-GG1, Class A5, 4.88%, 06/10/36	436,695	439,967
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A3 4.66%, 12/15/26	1,129,146	1,143,271
Morgan Stanley Capital I, Series 2004-IQ8, Class A3 4.50%, 06/15/40	275,044	275,075
Wachovia Bank Commercial Mortgage Trust Series 2004-C15, Class A2, 4.04%, 10/15/41	2,748,380	2,752,671
Series 2005-C16, Class A2, 4.38%, 10/15/41	764,098	769,670
Series 2005-C17, Class A2, 4.78%, 03/15/42	834,801	834,762
Series 2005-C17, Class A3, 5.00%, 03/15/42	2,000,000	2,048,440
Series 2006-C29, Class A2, 5.28%, 11/15/48	3,500,000	3,565,494

Total Commercial Mortgage Backed Securities (cost $18,317,534)		18,232,249

Corporate Bonds 34.2%

	Principal Amount	Market Value
Aerospace & Defense 2.9% Boeing Co. (The), 1.88%, 11/20/12	3,500,000	3,558,499

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Enhanced Income Fund

Corporate Bonds 34.2%

	Principal Amount	Market Value
Aerospace & Defense 2.9% Boeing Co. (The), 1.88%, 11/20/12	$3,500,000	$3,558,499
General Dynamics Corp., 1.80%, 07/15/11	3,500,000	3,517,756
Honeywell International, Inc., 6.13%, 11/01/11	3,500,000	3,619,693
United Technologies Corp., 6.10%, 05/15/12	1,150,000	1,221,058

		11,917,006

Beverages 1.4%
Coca-Cola Refreshments USA, Inc., 3.75%, 03/01/12	2,000,000	2,057,504
PepsiCo, Inc., 5.15%, 05/15/12	3,500,000	3,664,647

		5,722,151

Capital Markets 3.5%
Bank of New York Mellon Corp. (The) 0.47%, 06/29/12(b)	1,700,000	1,702,300
4.95%, 11/01/12	3,500,000	3,720,168
Credit Suisse USA, Inc., 6.50%, 01/15/12	3,000,000	3,138,033
Goldman Sachs Group, Inc. (The), 1.63%, 07/15/11	2,500,000	2,510,135
Morgan Stanley, 1.95%, 06/20/12	3,500,000	3,564,032

		14,634,668

Chemicals 0.2%
Praxair, Inc., 1.75%, 11/15/12	900,000	911,281

Commercial Banks 6.1%
BNP Paribas, 0.70%, 04/08/13(b)	3,500,000	3,484,691
PNC Funding Corp., 5.50%, 09/28/12	3,100,000	3,289,714
Rabobank Nederland NV, 0.51%, 08/05/11(a)(b)	3,500,000	3,502,943
US Bancorp, 1.80%, 05/15/12	3,500,000	3,552,017
US Bank NA, 6.38%, 08/01/11	1,342,000	1,367,952
Wachovia Corp., 5.30%, 10/15/11	1,000,000	1,025,076
Wells Fargo & Co. 5.30%, 08/26/11	2,500,000	2,547,362
3.00%, 12/09/11	3,000,000	3,056,124
Westpac Banking Corp., 0.85%, 04/08/13(a)(b)	3,500,000	3,504,876

		25,330,755

Computers & Peripherals 0.6%
Hewlett-Packard Co. 1.36%, 05/27/11(b)	350,000	350,600
2.25%, 05/27/11	2,000,000	2,006,580

		2,357,180

Consumer Finance 0.8%
Caterpillar Financial Services Corp., 4.85%, 12/07/12	3,000,000	3,195,609

Diversified Financial Services 8.0%
Bank of America Corp., 5.38%, 08/15/11	2,500,000	2,542,465
Bear Stearns Cos. LLC (The), 5.35%, 02/01/12	1,000,000	1,039,610
Citigroup, Inc., 2.13%, 04/30/12	7,000,000	7,132,419
General Electric Capital Corp. 5.00%, 11/15/11	3,000,000	3,079,416
2.13%, 12/21/12	3,000,000	3,070,872
HSBC Finance Corp., 6.38%, 10/15/11	2,825,000	2,911,287
IBM International Group Capital LLC, 5.05%, 10/22/12	3,500,000	3,723,548
John Deere Capital Corp., 7.00%, 03/15/12	3,500,000	3,714,421
JPMorgan Chase & Co., 5.60%, 06/01/11	2,520,000	2,540,820
Western Union Co. (The), 5.40%, 11/17/11	3,500,000	3,602,890

		33,357,748

Diversified Telecommunication Services 0.7%
AT&T Corp., 7.30%, 11/15/11	2,690,000	2,801,385

Electric Utilities 0.8%
Alabama Power Co., Series 07-D, 4.85%, 12/15/12	3,000,000	3,190,656

Food & Staples Retailing 1.7%
Costco Wholesale Corp., 5.30%, 03/15/12	2,400,000	2,507,117
Sysco Corp., 4.20%, 02/12/13	1,175,000	1,239,578
Wal-Mart Stores, Inc., 4.25%, 04/15/13	3,000,000	3,190,935

		6,937,630

Food Products 0.3%
Campbell Soup Co., 5.00%, 12/03/12	1,000,000	1,068,532

Health Care Equipment & Services 0.7%
Baxter International, Inc., 1.80%, 03/15/13	3,000,000	3,038,130

Household Products 0.2%
Kimberly-Clark Corp., 5.63%, 02/15/12	750,000	783,631

Industrial Conglomerates 0.9%
3M Co., 4.50%, 11/01/11	3,650,000	3,742,235

Insurance 0.8%
Berkshire Hathaway, Inc., 1.40%, 02/10/12	3,500,000	3,529,368

Media 0.7%
Walt Disney Co. (The), Series B, 6.38%, 03/01/12	2,723,000	2,865,462

Multiline Retail 0.6%
Target Corp., 5.88%, 03/01/12	2,550,000	2,675,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 0.6%
ConocoPhillips, 4.75%, 10/15/12	$2,500,000	$2,649,890

Personal Products 0.8%
Procter & Gamble International Funding SCA, 1.35%, 08/26/11	3,500,000	3,520,058

Pharmaceuticals 1.6%
AstraZeneca PLC, 5.40%, 09/15/12	3,000,000	3,196,653
Eli Lilly & Co., 6.00%, 03/15/12	3,500,000	3,681,143

		6,877,796

Specialty Retail 0.3%
Lowe’s Cos., Inc., 5.60%, 09/15/12	1,075,000	1,145,713

Total Corporate Bonds (cost $142,018,384)		142,252,420

U.S. Government Mortgage Backed Agencies 0.6%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 253845 6.00%, 06/01/16	46,194	50,394
Pool# 254089 6.00%, 12/01/16	72,755	79,372
Pool# 545415 6.00%, 01/01/17	64,794	70,686
Pool# 254195 5.50%, 02/01/17	151,393	164,205
Pool# 625178 5.50%, 02/01/17	123,877	134,361
Freddie Mac Gold Pool
Pool# E00678 6.50%, 06/01/14	22,397	23,724
Pool# B17493 4.00%, 12/01/14	1,692,002	1,744,812
Pool# E00991 6.00%, 07/01/16	34,917	37,880

Total U.S. Government Mortgage Backed Agencies (cost $2,254,304)		2,305,434

U.S. Government Sponsored & Agency Obligations 2.6%

	Principal Amount	Market Value
Fannie Mae 1.38%, 04/28/11	3,500,000	3,503,398
Federal Home Loan Bank 3.38%, 02/27/13	3,500,000	3,668,578
Freddie Mac 1.00%, 08/28/12	3,500,000	3,520,356

Total U.S. Government Sponsored & Agency Obligations (cost $10,701,991)		10,692,332

U.S. Treasury Notes 3.7%

	Principal Amount	Market Value
U.S. Treasury Notes
0.88%, 01/31/12	$3,500,000	$3,517,363
1.00%, 09/30/11	5,000,000	5,020,115
1.13%, 01/15/12	7,000,000	7,047,033

Total U.S. Treasury Notes (cost $15,539,860)		15,584,511

Yankee Dollar 0.3%

	Principal Amount	Market Value
Road & Rail 0.3%
Canadian National Railway Co., 6.38%, 10/15/11	1,100,000	1,135,632

Total Yankee Dollar (cost $1,134,287)		1,135,632

Mutual Fund 4.5%

	Shares	Market Value
Money Market Fund 4.5%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16% (c) 18,870,711	18,870,711	18,870,711

Total Mutual Fund (cost $18,870,711)		18,870,711

Total Investments (cost $416,852,931) (d) — 100.3%		416,670,663
Liabilities in excess of other assets — (0.3)%		(1,319,131)

NET ASSETS — 100.0%		$415,351,532

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Enhanced Income Fund

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2011 was $14,038,124 which represents 3.38% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of March 31, 2011.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $416,852,931, tax unrealized appreciation and depreciation were $900,302 and $(1,082,570), respectively.

LLC	Limited Liability Company
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SCA	Limited partnership with share capital

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$117,825,533	$—	$117,825,533
Collateralized Mortgage Obligations	—	89,771,841	—	89,771,841
Commercial Mortgage Backed Securities	—	18,232,249	—	18,232,249
Corporate Bonds	—	142,252,420	—	142,252,420
Mutual Fund	18,870,711	—	—	18,870,711
U.S. Government Mortgage Backed Agencies	—	2,305,434	—	2,305,434
U.S. Government Sponsored & Agency Obligations	—	10,692,332	—	10,692,332
U.S. Treasury Notes	—	15,584,511	—	15,584,511
Yankee Dollar	—	1,135,632	—	1,135,632

Total	$18,870,711	$397,799,952	$—	$416,670,663

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 15.7%

	Principal Amount	Market Value
Fannie Mae REMICS Series 2003-64, Class HQ, 5.00%, 07/25/23	$6,000,000	$6,386,131
Series 1993-149, Class M, 7.00%, 08/25/23	2,214,251	2,451,792
Series 2005-109, Class AG, 5.50%, 04/25/24	12,486,462	13,362,690
Series 2005-40, Class YG, 5.00%, 05/25/25	24,576,886	26,268,255
Series 2003-66, Class AP, 3.50%, 11/25/32	935,604	971,751
FHLMC Multifamily Structured Pass Through Certificates, Series K001, Class A3, 5.47%, 01/25/12(a)	3,804,151	3,854,103
Freddie Mac REMICS Series 2468, Class TE, 5.50%, 07/15/17	3,003,905	3,256,034
Series 2509, Class LK, 5.50%, 10/15/17	8,378,113	9,098,609
Series 2517, Class BH, 5.50%, 10/15/17	5,119,142	5,558,743
Series 2985, Class JR, 4.50%, 06/15/25	22,000,000	23,175,581
Series 2751, Class ND, 5.00%, 04/15/29	16,514,216	16,957,722
Series 2922, Class GA, 5.50%, 05/15/34	6,720,221	7,350,582
Series 3356, Class PD, 6.00%, 03/15/36	26,365,666	28,928,055

Total Collateralized Mortgage Obligations (cost $139,562,123)		147,620,048

U.S. Government Mortgage Backed Agencies 41.3%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 384773 6.08%, 02/01/12	$31,615,298	$32,114,762
Pool# 555505 4.66%, 05/01/13	27,942,617	29,038,337
Pool# 360500 6.26%, 09/01/13	64,000,000	69,900,829
Pool# 383661 6.62%, 06/01/16	9,922,333	10,743,757
Pool# 462260 5.60%, 09/01/18	10,811,081	11,420,489
Pool# 874142 5.56%, 12/01/21	11,400,000	11,843,965
Pool# 995865 4.50%, 07/01/24	28,571,440	30,012,595
Pool# 745684 2.63%, 04/01/34(a)	15,139,043	15,870,462
Pool# 790760 4.99%, 09/01/34(a)	4,350,611	4,553,106
Pool# 799144 4.67%, 04/01/35(a)	2,877,098	3,008,633
Pool# 822705 4.79%, 04/01/35(a)	4,675,684	4,917,662
Pool# 783609 4.86%, 05/01/35(a)	6,420,423	6,777,870
Pool# 815217 4.92%, 05/01/35(a)	3,973,496	4,207,690
Pool# 821377 5.29%, 05/01/35(a)	3,988,912	4,253,688
Pool# 826181 4.84%, 07/01/35(a)	12,970,910	13,762,509
Pool# 873932 6.31%, 08/01/36	8,031,432	8,699,268
Pool# 745866 2.53%, 09/01/36(a)	14,842,807	15,640,150
Freddie Mac Gold Pool
Pool# E02703 4.00%, 07/01/25	25,346,411	26,094,921
Pool# E02747 4.00%, 11/01/25	19,408,055	19,981,198
Freddie Mac Non Gold Pool
Pool# 847558 3.03%, 06/01/35(a)	8,743,611	9,203,811
Pool# 1G2082 5.70%, 07/01/37(a)	12,280,410	13,190,689
Ginnie Mae I Pool
Pool# 711052 3.50%, 12/15/24	382,035	389,247
Pool# 748484 3.50%, 08/15/25	1,450,716	1,478,102
Pool# 682492 3.50%, 10/15/25	3,264,342	3,325,965
Pool# 719433 3.50%, 10/15/25	1,895,444	1,931,226
Pool# 682497 3.50%, 11/15/25	3,421,540	3,486,131
Pool# 705178 3.50%, 11/15/25	1,828,618	1,863,139
Pool# 707690 3.50%, 11/15/25	1,023,232	1,042,549
Pool# 733504 3.50%, 11/15/25	4,553,536	4,639,497
Pool# 740930 3.50%, 11/15/25	1,036,721	1,056,292
Pool# 742371 3.50%, 11/15/25	1,283,318	1,307,544
Pool# 749618 3.50%, 11/15/25	4,403,466	4,486,594
Pool# 750403 3.50%, 11/15/25	982,353	1,000,898
Pool# 682502 3.50%, 12/15/25	3,044,211	3,101,680

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Government Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool (continued)
Pool# 755650 3.50%, 12/15/25	$14,583,253	$14,858,554

Total U.S. Government Mortgage Backed Agencies (cost $378,251,346)		389,203,809

U.S. Government Sponsored & Agency Obligations 17.8%

	Principal Amount	Market Value
Fannie Mae 1.75%, 07/14/14	30,000,000	30,092,790
Farmer Mac Guaranteed Notes Trust 2007-1 5.13%, 04/19/17(b)	25,000,000	27,158,975
Federal Home Loan Bank 2.38%, 03/14/14	10,000,000	10,259,810
Lightship Tankers III LLC 6.50%, 06/14/24	6,120,000	6,927,962
Pooled Funding Trust II 2.63%, 03/30/12(b)	45,500,000	45,990,354
Private Export Funding Corp. 5.45%, 09/15/17	30,000,000	34,346,880
2.25%, 12/15/17	13,000,000	12,334,140
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	380,000	383,886

Total U.S. Government Sponsored & Agency Obligations (cost $167,812,103)		167,494,797

U.S. Treasury Bonds 22.9%

	Principal Amount	Market Value
U.S. Treasury Bonds 6.00%, 02/15/26	30,000,000	36,525,000
8.13%, 05/15/21	35,000,000	49,043,750
8.13%, 08/15/21	40,000,000	56,212,480
U.S. Treasury Inflation Indexed Bonds 0.50%, 04/15/15	45,000,000	47,465,284
3.00%, 07/15/12	20,000,000	26,237,947

Total U.S. Treasury Bonds (cost $214,896,349)		215,484,461

Mutual Fund 1.8%

	Shares	Market Value
Money Market Fund 1.8%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(c)	17,228,367	$17,228,367

Total Mutual Fund (cost $17,228,367)		17,228,367

Total Investments (cost $917,750,288) (d) — 99.5%		937,031,482
Other assets in excess of liabilities — 0.5%		5,111,478

NET ASSETS — 100.0%		$942,142,960

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2011 was $73,149,329 which represents 7.76% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2011.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $917,750,288, tax unrealized appreciation and depreciation were $23,550,004 and $(4,268,810), respectively.

FHLMC	Federal Home Loan Mortgage Corporation
LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$147,620,048	$—	$147,620,048
Mutual Fund	17,228,367	—	—	17,228,367
U.S. Government Mortgage Backed Agencies	—	389,203,809	—	389,203,809
U.S. Government Sponsored & Agency Obligations	—	167,494,797	—	167,494,797
U.S. Treasury Bonds	—	215,484,461	—	215,484,461

Total	$17,228,367	$919,803,115	$—	$937,031,482

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Growth Fund

Common Stocks 99.5%

	Shares	Market Value

Aerospace & Defense 2.5%
Honeywell International, Inc.	30,427	$1,816,796
Rockwell Collins, Inc.	9,787	634,491
Textron, Inc.	31,504	862,895

		3,314,182

Air Freight & Logistics 1.7%
United Parcel Service, Inc., Class B	31,053	2,307,859

Auto Components 2.2%
Autoliv, Inc.	14,786	1,097,565
BorgWarner, Inc.*	22,376	1,783,143

		2,880,708

Automobiles 0.7%
Harley-Davidson, Inc.	20,667	878,141

Beverages 3.3%
Coca-Cola Co. (The)	47,841	3,174,251
Hansen Natural Corp.*	6,701	403,601
PepsiCo, Inc.	12,073	777,622

		4,355,474

Biotechnology 1.7%
Alexion Pharmaceuticals, Inc.*	1,756	173,282
Amgen, Inc.*	14,309	764,816
Gilead Sciences, Inc.*	24,190	1,026,624
Human Genome Sciences, Inc.*	12,373	339,639

		2,304,361

Capital Markets 2.1%
BlackRock, Inc.	6,163	1,238,825
Charles Schwab Corp. (The)	53,966	973,007
T. Rowe Price Group, Inc.	9,451	627,735

		2,839,567

Chemicals 2.8%
E.I. du Pont de Nemours & Co.	28,313	1,556,365
PPG Industries, Inc.	16,515	1,572,393
Sigma-Aldrich Corp.	9,626	612,599

		3,741,357

Communications Equipment 3.9%
Cisco Systems, Inc.	61,356	1,052,256
Juniper Networks, Inc.*	21,312	896,809
QUALCOMM, Inc.	54,400	2,982,752
Riverbed Technology, Inc.*	5,999	225,862

		5,157,679

Computers & Peripherals 8.0%
Apple, Inc.*	18,068	6,295,795
Dell, Inc.*	75,062	1,089,150
EMC Corp.*	88,150	2,340,382
NetApp, Inc.*	18,257	879,622

		10,604,949

Consumer Finance 1.1%
American Express Co.	33,985	1,536,122

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	17,395	670,403

Electrical Equipment 2.4%
Emerson Electric Co.	16,638	972,158
Rockwell Automation, Inc.	23,459	2,220,395

		3,192,553

Electronic Equipment, Instruments & Components 0.6%
Jabil Circuit, Inc.	41,396	845,720

Energy Equipment & Services 3.5%
Core Laboratories NV	4,126	421,553
Halliburton Co.	9,872	492,021
Schlumberger Ltd.	40,582	3,784,677

		4,698,251

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	24,942	1,828,748
Walgreen Co.	32,422	1,301,419
Whole Foods Market, Inc.	8,599	566,674

		3,696,841

Food Products 2.3%
General Mills, Inc.	16,404	599,566
Hershey Co. (The)	16,864	916,559
Kellogg Co.	22,557	1,217,627
Mead Johnson Nutrition Co.	4,856	281,308

		3,015,060

Health Care Equipment & Supplies 3.7%
Cooper Cos., Inc. (The)	5,540	384,753
Covidien PLC	27,126	1,408,925
DENTSPLY International, Inc.	7,175	265,403
Edwards Lifesciences Corp.*	5,706	496,422
Gen-Probe, Inc.*	5,180	343,693
Intuitive Surgical, Inc.*	1,629	543,206
Medtronic, Inc.	26,869	1,057,295
Zimmer Holdings, Inc.*	6,358	384,850

		4,884,547

Health Care Providers & Services 1.7%
Express Scripts, Inc.*	36,131	2,009,245
Medco Health Solutions, Inc.*	5,512	309,554

		2,318,799

Hotels, Restaurants & Leisure 2.7%
Chipotle Mexican Grill, Inc.*	926	252,214
Las Vegas Sands Corp.*	10,776	454,963

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Growth Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	23,682	$1,801,963
Starwood Hotels & Resorts Worldwide, Inc.	18,606	1,081,381

		3,590,521

Household Durables 0.3%
Whirlpool Corp.	5,219	445,494

Household Products 1.0%
Church & Dwight Co., Inc.	4,519	358,538
Procter & Gamble Co. (The)	16,157	995,271

		1,353,809

Industrial Conglomerates 1.3%
General Electric Co.	87,233	1,749,022

Information Technology Services 4.4%
Accenture PLC, Class A	38,277	2,104,087
Automatic Data Processing, Inc.	25,304	1,298,348
International Business Machines Corp.	8,911	1,453,117
MasterCard, Inc., Class A	3,741	941,684

		5,797,236

Insurance 0.7%
Aflac, Inc.	18,239	962,654

Internet & Catalog Retail 0.7%
Netflix, Inc.*	3,759	892,124

Internet Software & Services 2.5%
Google, Inc., Class A*	5,619	3,293,914

Life Sciences Tools & Services 0.5%
Bruker Corp.*	7,632	159,127
Thermo Fisher Scientific, Inc.*	8,935	496,339

		655,466

Machinery 5.2%
Caterpillar, Inc.	11,222	1,249,570
Deere & Co.	15,527	1,504,411
Eaton Corp.	32,446	1,798,806
Illinois Tool Works, Inc.	28,725	1,543,107
Joy Global, Inc.	8,461	836,031

		6,931,925

Media 1.8%
Scripps Networks Interactive, Inc., Class A	17,692	886,192
Walt Disney Co. (The)	35,831	1,543,958

		2,430,150

Metals & Mining 2.4%
Cliffs Natural Resources, Inc.	13,683	1,344,765
Freeport-McMoRan Copper & Gold, Inc.	24,085	1,337,922
Newmont Mining Corp.	8,542	466,222

		3,148,909

Multiline Retail 1.6%
Kohl’s Corp.	12,711	674,191
Target Corp.	28,955	1,448,040

		2,122,231

Oil, Gas & Consumable Fuels 8.0%
Cimarex Energy Co.	6,847	789,048
ConocoPhillips	14,913	1,190,952
Exxon Mobil Corp.	77,438	6,514,859
Occidental Petroleum Corp.	11,201	1,170,393
Southwestern Energy Co.*	21,758	934,941

		10,600,193

Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A	5,654	544,819

Pharmaceuticals 2.9%
Abbott Laboratories	36,250	1,778,062
Allergan, Inc.	19,889	1,412,517
Novo Nordisk AS, Class B	4,859	610,206

		3,800,785

Real Estate Management & Development 0.7%
CB Richard Ellis Group, Inc., Class A*	35,287	942,163

Road & Rail 0.6%
Union Pacific Corp.	8,077	794,211

Semiconductors & Semiconductor Equipment 3.5%
Broadcom Corp., Class A	21,147	832,769
Intel Corp.	73,187	1,476,182
Linear Technology Corp.	23,831	801,436
RF Micro Devices, Inc.*	44,160	283,066
Texas Instruments, Inc.	35,259	1,218,551

		4,612,004

Software 6.3%
CommVault Systems, Inc.*	4,110	163,907
Intuit, Inc.*	12,872	683,503
Microsoft Corp.	73,911	1,874,383
Oracle Corp.	102,138	3,408,345
Red Hat, Inc.*	10,798	490,121
Salesforce.com, Inc.*	3,063	409,155
Symantec Corp. *	38,496	713,716
VMware, Inc., Class A*	7,916	645,471

		8,388,601

Specialty Retail 3.5%
American Eagle Outfitters, Inc.	27,157	431,525
Home Depot, Inc.	65,725	2,435,769
Limited Brands, Inc.	33,766	1,110,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Growth Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
OfficeMax, Inc.*	23,678	$306,393
Williams-Sonoma, Inc.	9,366	379,323

		4,663,236

Wireless Telecommunication Services 1.0%
Crown Castle International Corp.*	32,343	1,376,195

Total Common Stocks (cost $110,865,762)		132,338,235

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(a)	1,171,350	1,171,350

Total Mutual Fund (cost $1,171,350)		1,171,350

Total Investments (cost $112,037,112) (b) — 100.4%		133,509,585
Liabilities in excess of other assets — (0.4)%		(508,349)

NET ASSETS — 100.0%		$133,001,236

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $113,122,386, tax unrealized appreciation and depreciation were $21,629,227 and $(1,242,028), respectively.

AS	Stock Corporation
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Growth Fund

At March 31, 2011, the Fund’s open forward foreign currency contract against the United States Dollar was as follows:

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Danish Krone	UBS AG	4/29/11	(2,037,136)	$(385,339)	$(387,052)	$(1,713)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Growth Fund

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,314,182	$—	$—	$3,314,182
Air Freight & Logistics	2,307,859	—	—	2,307,859
Auto Components	2,880,708	—	—	2,880,708
Automobiles	878,141	—	—	878,141
Beverages	4,355,474	—	—	4,355,474
Biotechnology	2,304,361	—	—	2,304,361
Capital Markets	2,839,567	—	—	2,839,567
Chemicals	3,741,357	—	—	3,741,357
Communications Equipment	5,157,679	—	—	5,157,679
Computers & Peripherals	10,604,949	—	—	10,604,949
Consumer Finance	1,536,122	—	—	1,536,122
Diversified Telecommunication Services	670,403	—	—	670,403
Electrical Equipment	3,192,553	—	—	3,192,553
Electronic Equipment, Instruments & Components	845,720	—	—	845,720
Energy Equipment & Services	4,698,251	—	—	4,698,251
Food & Staples Retailing	3,696,841	—	—	3,696,841
Food Products	3,015,060	—	—	3,015,060
Health Care Equipment & Supplies	4,884,547	—	—	4,884,547
Health Care Providers & Services	2,318,799	—	—	2,318,799
Hotels, Restaurants & Leisure	3,590,521	—	—	3,590,521
Household Durables	445,494	—	—	445,494
Household Products	1,353,809	—	—	1,353,809
Industrial Conglomerates	1,749,022	—	—	1,749,022
Information Technology Services	5,797,236	—	—	5,797,236
Insurance	962,654	—	—	962,654
Internet & Catalog Retail	892,124	—	—	892,124
Internet Software & Services	3,293,914	—	—	3,293,914
Life Sciences Tools & Services	655,466	—	—	655,466
Machinery	6,931,925	—	—	6,931,925
Media	2,430,150	—	—	2,430,150
Metals & Mining	3,148,909	—	—	3,148,909
Multiline Retail	2,122,231	—	—	2,122,231
Oil, Gas & Consumable Fuels	10,600,193	—	—	10,600,193
Personal Products	544,819	—	—	544,819
Pharmaceuticals	3,190,579	610,206	—	3,800,785
Real Estate Management & Development	942,163	—	—	942,163
Road & Rail	794,211	—	—	794,211
Semiconductors & Semiconductor Equipment	4,612,004	—	—	4,612,004
Software	8,388,601	—	—	8,388,601
Specialty Retail	4,663,236	—	—	4,663,236
Wireless Telecommunication Services	1,376,195	—	—	1,376,195

Total Common Stocks	$131,728,029	$610,206	$—	$132,338,235

Mutual Funds	1,171,350	—	—	1,171,350

Total Assets	$132,899,379	$610,206	$—	$133,509,585

Liabilities:
Forward Foreign Currency Contracts	—	(1,713)	—	(1,713)

Total Liabilities	$—	$(1,713)	$—	$(1,713)

Total	$132,899,379	$608,493	$—	$133,507,872

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Growth Fund

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2011

Liabilities:		Fair Value
Forward foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	$(1,713)

Total		$(1,713)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Income Bond Fund

Mutual Funds 88.0%

	Shares	Market Value
Fixed Income Funds 88.0%
NVIT Bond Index Fund, Class Y(a)	28,046	$290,000
NVIT Core Bond Fund, Class Y(a)	25,617	270,256
NVIT Short-Term Bond Fund, Class Y(a)	30,918	320,000

Total Fixed Income Funds (cost $880,000)		880,256

Total Mutual Funds (cost $880,000)		880,256

Exchange Traded Fund 12.0%

	Shares	Market Value
Fixed Income Fund 12.0%
Vanguard Short-Term Bond Index Fund, ETF Shares	1,495	$119,839

Total Exchange Traded Fund (cost $119,989)		119,839

Total Investments (cost $999,989) (b) — 100.0%		1,000,095
Liabilities in excess of other assets — 0.0%†		(29)

NET ASSETS — 100.0%		$1,000,066

(a)	Investment in affiliate.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $999,989, tax unrealized appreciation and depreciation were $256 and $(150), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$119,839	$—	$—	$119,839
Mutual Funds	880,256	—	—	880,256

Total	$1,000,095	$—	$—	$1,000,095

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT International Equity Fund

(Formerly Gartmore NVIT International Equity Fund)

Common Stocks 94.9%

	Shares	Market Value
AUSTRALIA 6.1%
Biotechnology 1.0%
CSL Ltd.	25,980	$959,481

Energy Equipment & Services 1.5%
WorleyParsons Ltd.	48,680	1,559,587

Health Care Equipment & Supplies 0.9%
Cochlear Ltd.	10,607	910,177

Insurance 0.7%
QBE Insurance Group Ltd.	39,503	722,552

Metals & Mining 2.0%
BHP Billiton Ltd.	41,886	2,010,423

		6,162,220

BELGIUM 1.6%
Beverages 1.6%
Anheuser-Busch InBev NV	27,394	1,561,783

BRAZIL 2.6%
Commercial Banks 1.7%
Banco Bradesco SA, ADR	82,051	1,702,558

Oil, Gas & Consumable Fuels 0.9%
Petroleo Brasileiro SA - Preference Shares, ADR	25,514	906,768

		2,609,326

CANADA 6.3%
Chemicals 0.6%
Agrium, Inc.	7,076	653,444

Insurance 0.8%
Fairfax Financial Holdings Ltd.	2,022	764,377

Oil, Gas & Consumable Fuels 4.4%
Canadian Natural Resources Ltd.	20,363	1,006,913
Cenovus Energy, Inc.	25,765	1,017,844
Encana Corp.	19,250	665,758
Suncor Energy, Inc.	23,757	1,065,450
Talisman Energy, Inc.	25,976	642,233

		4,398,198

Road & Rail 0.5%
Canadian National Railway Co.	6,785	511,937

		6,327,956

CHINA 1.5%
Commercial Banks 1.5%
Industrial & Commercial Bank of China, H Shares	1,858,260	1,540,627

DENMARK 1.7%
Pharmaceuticals 1.7%
Novo Nordisk AS, Class B	13,750	1,726,761

FRANCE 6.8%
Auto Components 0.5%
Compagnie Generale des Etablissements Michelin, Class B	6,269	528,781

Commercial Banks 1.3%
BNP Paribas	17,592	1,286,058

Construction Materials 0.5%
Lafarge SA	7,967	496,587

Food Products 1.2%
Danone SA	18,203	1,188,002

Information Technology Services 1.2%
Cap Gemini SA	20,549	1,193,140

Media 1.2%
Eutelsat Communications	15,832	631,668
Publicis Groupe SA	10,293	576,853

		1,208,521

Oil, Gas & Consumable Fuels 0.9%
Total SA	15,981	973,780

		6,874,869

GERMANY 6.0%
Automobiles 1.2%
Bayerische Motoren Werke AG	15,334	1,273,087

Health Care Providers & Services 1.0%
Fresenius Medical Care AG & Co. KGaA	14,624	981,086

Pharmaceuticals 1.0%
Bayer AG REG	13,036	1,007,200

Software 1.1%
SAP AG	17,647	1,079,297

Textiles, Apparel & Luxury Goods 1.7%
Adidas AG	18,761	1,179,539
Puma AG Rudolf Dassler Sport	1,716	503,285

		1,682,824

		6,023,494

HONG KONG 1.8%
Distributors 0.6%
Li & Fung Ltd.	106,000	542,084

Industrial Conglomerates 1.2%
Hutchison Whampoa Ltd.	103,000	1,218,938

		1,761,022

INDIA 1.8%
Electrical Equipment 0.4%
Bharat Heavy Electricals, Ltd.	9,386	434,223

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Equity Fund

(Formerly Gartmore NVIT International Equity Fund)

Common Stocks (continued)

	Shares	Market Value
INDIA (continued)
Information Technology Services 1.4%
Infosys Technologies Ltd.	19,176	$1,392,436

		1,826,659

IRELAND 3.1%
Airlines 0.1%
Ryanair Holdings PLC	23,352	109,900

Media 0.9%
WPP PLC	73,219	902,338

Pharmaceuticals 2.1%
Shire PLC	73,773	2,141,440

		3,153,678

ISRAEL 1.8%
Pharmaceuticals 1.8%
Teva Pharmaceutical Industries Ltd., ADR	35,030	1,757,455

JAPAN 9.3%
Auto Components 0.8%
Denso Corp.	23,700	788,141

Automobiles 1.1%
Toyota Motor Corp.	29,100	1,154,812

Electrical Equipment 1.8%
Nidec Corp.	21,100	1,827,475

Electronic Equipment, Instruments & Components 1.0%
Keyence Corp.	4,100	1,046,657

Machinery 2.2%
FANUC Corp.	8,000	1,209,256
Komatsu Ltd.	28,800	977,058

		2,186,314

Office Electronics 1.0%
Canon, Inc.	22,300	959,118

Specialty Retail 1.4%
Yamada Denki Co. Ltd.	21,210	1,425,360

		9,387,877

MEXICO 3.7%
Beverages 0.8%
Fomento Economico Mexicano SAB de CV, ADR	14,418	846,337

Media 1.0%
Grupo Televisa SA, ADR*	39,016	957,062

Wireless Telecommunication Services 1.9%
America Movil SAB de CV Series L, ADR	32,105	1,865,301

		3,668,700

NETHERLANDS 4.7%
Diversified Telecommunication Services 1.0%
Koninklijke KPN NV	60,901	1,038,493

Food & Staples Retailing 1.0%
Koninklijke Ahold NV	72,125	967,276

Food Products 0.9%
Unilever NV, CVA	29,058	910,463

Oil, Gas & Consumable Fuels 1.4%
Royal Dutch Shell PLC, Class B	37,113	1,347,725

Wireless Telecommunication Services 0.4%
VimpelCom Ltd., ADR	30,015	423,812

		4,687,769

RUSSIA 1.3%
Oil, Gas & Consumable Fuels 1.3%
Gazprom OAO, ADR	39,400	1,275,409

SINGAPORE 3.0%
Commercial Banks 1.2%
United Overseas Bank Ltd.	79,000	1,177,856

Industrial Conglomerates 1.8%
Keppel Corp. Ltd.	183,000	1,785,214

		2,963,070

SOUTH KOREA 2.7%
Auto Components 1.7%
Hyundai Mobis	5,656	1,686,333

Internet Software & Services 1.0%
NHN Corp.*	6,140	1,071,269

		2,757,602

SWEDEN 3.2%
Commercial Banks 0.9%
Swedbank AB	51,538	881,256

Communications Equipment 0.9%
Telefonaktiebolaget LM Ericsson, Class B	66,239	852,221

Diversified Financial Services 0.5%
Kinnevik Investment AB, Class B	23,013	536,131

Machinery 0.9%
Volvo AB, Class B*	53,361	937,985

		3,207,593

SWITZERLAND 7.9%
Capital Markets 1.1%
Julius Baer Group Ltd.	24,957	1,080,475

Chemicals 1.1%
Syngenta AG REG	3,462	1,126,279

Electrical Equipment 0.6%
ABB Ltd. REG*	27,039	649,286

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Equity Fund

(Formerly Gartmore NVIT International Equity Fund)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Food Products 1.7%
Nestle SA REG	29,947	$1,714,919

Media 0.9%
Informa PLC	132,941	887,585

Pharmaceuticals 2.5%
Novartis AG REG	24,010	1,300,166
Roche Holding AG	8,383	1,196,802

		2,496,968

		7,955,512

TAIWAN 2.0%
Electronic Equipment, Instruments & Components 0.7%
Hon Hai Precision Industry Co., Ltd.	199,100	696,648

Semiconductors & Semiconductor Equipment 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	527,000	1,262,832

		1,959,480

TURKEY 0.7%
Commercial Banks 0.7%
Akbank TAS	145,847	706,804

UNITED KINGDOM 15.3%
Food & Staples Retailing 1.2%
Tesco PLC	196,190	1,198,459

Health Care Equipment & Supplies 0.5%
Smith & Nephew PLC	40,073	451,547

Hotels, Restaurants & Leisure 1.8%
Compass Group PLC	205,969	1,851,422

Household Products 0.6%
Reckitt Benckiser Group PLC	11,367	583,473

Independent Power Producers & Energy Traders 1.2%
International Power PLC	236,428	1,167,838

Media 1.0%
Reed Elsevier PLC	112,796	976,373

Multiline Retail 0.9%
Next PLC	27,827	882,955

Multi-Utilities 1.3%
Centrica PLC	252,178	1,315,060

Oil, Gas & Consumable Fuels 1.5%
BG Group PLC	61,391	1,524,061

Specialty Retail 0.9%
Kingfisher PLC	221,036	870,788

Tobacco 3.0%
British American Tobacco PLC	31,751	1,273,140
Imperial Tobacco Group PLC	57,411	1,771,494

		3,044,634

Wireless Telecommunication Services 1.4%
Vodafone Group PLC	510,723	1,455,464

		15,322,074

Total Common Stocks (cost $91,861,730)		95,217,740

Mutual Fund 9.7%

	Shares	Market Value
Money Market Fund 9.7%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(a)	9,790,186	9,790,186

Total Mutual Fund (cost $9,790,186)		9,790,186

Total Investments (cost $101,651,916) (b) — 104.6%		105,007,926
Liabilities in excess of other assets — (4.6)%		(4,571,307)

NET ASSETS — 100.0%		$100,436,619

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $101,768,694, tax unrealized appreciation and depreciation were $3,958,759 and $(719,527), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
CVA	Dutch Certificate
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Equity Fund

(Formerly Gartmore NVIT International Equity Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Equity Fund

(Formerly Gartmore NVIT International Equity Fund)

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$109,900	$—	$109,900
Auto Components	—	3,003,255	—	3,003,255
Automobiles	—	2,427,899	—	2,427,899
Beverages	846,337	1,561,783	—	2,408,120
Biotechnology	—	959,481	—	959,481
Capital Markets	—	1,080,475	—	1,080,475
Chemicals	653,444	1,126,279	—	1,779,723
Commercial Banks	1,702,558	5,592,601	—	7,295,159
Communications Equipment	—	852,221	—	852,221
Construction Materials	—	496,587	—	496,587
Distributors	—	542,084	—	542,084
Diversified Financial Services	—	536,131	—	536,131
Diversified Telecommunication Services	—	1,038,493	—	1,038,493
Electrical Equipment	—	2,910,984	—	2,910,984
Electronic Equipment, Instruments & Components	—	1,743,305	—	1,743,305
Energy Equipment & Services	—	1,559,587	—	1,559,587
Food & Staples Retailing	—	2,165,735	—	2,165,735
Food Products	—	3,813,384	—	3,813,384
Health Care Equipment & Supplies	—	1,361,724	—	1,361,724
Health Care Providers & Services	—	981,086	—	981,086
Hotels, Restaurants & Leisure	—	1,851,422	—	1,851,422
Household Products	—	583,473	—	583,473
Independent Power Producers & Energy Traders	—	1,167,838	—	1,167,838
Industrial Conglomerates	—	3,004,152	—	3,004,152
Information Technology Services	—	2,585,576	—	2,585,576
Insurance	764,377	722,552	—	1,486,929
Internet Software & Services	—	1,071,269	—	1,071,269
Machinery	—	3,124,299	—	3,124,299
Media	957,062	3,974,817	—	4,931,879
Metals & Mining	—	2,010,423	—	2,010,423
Multiline Retail	—	882,955	—	882,955
Multi-Utilities	—	1,315,060	—	1,315,060
Office Electronics	—	959,118	—	959,118
Oil, Gas & Consumable Fuels	5,304,966	5,120,975	—	10,425,941
Pharmaceuticals	1,757,455	7,372,369	—	9,129,824
Road & Rail	511,937	—	—	511,937
Semiconductors & Semiconductor Equipment	—	1,262,832	—	1,262,832
Software	—	1,079,297	—	1,079,297
Specialty Retail	—	2,296,148	—	2,296,148
Textiles, Apparel & Luxury Goods	—	1,682,824	—	1,682,824
Tobacco	—	3,044,634	—	3,044,634
Wireless Telecommunication Services	2,289,113	1,455,464	—	3,744,577

Total Common Stocks	$14,787,249	$80,430,491	$—	$95,217,740

Mutual Fund	9,790,186	—	—	9,790,186

Total	$24,577,435	$80,430,491	$—	$105,007,926

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks 98.2%

	Shares	Market Value
AUSTRALIA 8.7%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	77,881	$477,709

Airlines 0.0%†
Qantas Airways Ltd.*	130,745	294,708

Beverages 0.2%
Coca-Cola Amatil Ltd.	63,880	775,664
Foster’s Group Ltd.	216,163	1,278,194

		2,053,858

Biotechnology 0.2%
CSL Ltd.(a)	62,283	2,300,205

Capital Markets 0.1%
Macquarie Group Ltd.	38,624	1,459,955

Chemicals 0.1%
Incitec Pivot Ltd.	178,950	801,099
Orica Ltd.	40,890	1,116,472

		1,917,571

Commercial Banks 2.5%
Australia & New Zealand Banking Group Ltd.	287,238	7,070,411
Bendigo and Adelaide Bank Ltd.(a)	42,588	419,710
Commonwealth Bank of Australia(a)	174,260	9,441,784
National Australia Bank Ltd.	240,766	6,435,057
Westpac Banking Corp.	337,232	8,485,210

		31,852,172

Commercial Services & Supplies 0.1%
Brambles Ltd.	159,404	1,166,769

Construction & Engineering 0.0%†
Leighton Holdings Ltd.(a)	15,088	460,029

Construction Materials 0.0%†
Boral Ltd.	78,606	406,143

Containers & Packaging 0.1%
Amcor Ltd.(a)	136,920	999,487

Diversified Financial Services 0.1%
ASX Ltd.	19,487	693,274

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	487,545	1,422,159

Electric Utilities 0.0%†
SP AusNet	139,136	126,720

Energy Equipment & Services 0.1%
WorleyParsons Ltd.(a)	21,688	694,830

Food & Staples Retailing 0.7%
Metcash Ltd.(a)	90,596	389,584
Wesfarmers Ltd.	113,092	3,715,624
Wesfarmers Ltd. PPS	17,074	568,509
Woolworths Ltd.	138,508	3,849,599

		8,523,316

Food Products 0.0%†
Goodman Fielder Ltd.(a)	143,690	182,811

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	6,590	565,482

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	15,752	311,201
Sonic Healthcare Ltd.	39,803	493,300

		804,501

Hotels, Restaurants & Leisure 0.1%
Crown Ltd.(a)	53,009	446,526
TABCORP Holdings Ltd.(a)	76,541	592,890
Tatts Group Ltd.	150,293	363,525

		1,402,941

Industrial Conglomerates 0.0%†
CSR Ltd.(a)	60,593	205,308

Information Technology Services 0.0%†
Computershare Ltd.(a)	51,282	491,336

Insurance 0.5%
AMP Ltd.	232,177	1,305,498
AXA Asia Pacific Holdings Ltd.(b)	116,157	782,193
Insurance Australia Group Ltd.	233,265	866,290
QBE Insurance Group Ltd.	115,867	2,119,332
Suncorp Group Ltd.(a)	143,555	1,259,513

		6,332,826

Media 0.0%†
Fairfax Media Ltd.(a)	232,275	309,887

Metals & Mining 2.3%
Alumina Ltd.	283,353	722,227
BHP Billiton Ltd.	377,901	18,138,302
BlueScope Steel Ltd.(a)	207,062	422,884
Fortescue Metals Group Ltd.	137,106	908,469
MacArthur Coal Ltd.	18,905	226,713
Newcrest Mining Ltd.	85,983	3,542,017
OneSteel Ltd.	153,838	387,950
OZ Minerals Ltd.	357,157	589,779
Rio Tinto Ltd.	49,014	4,296,016
Sims Metal Management Ltd.	18,105	326,972

		29,561,329

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	59,145	183,409

Multi-Utilities 0.1%
AGL Energy Ltd.	51,125	756,914

Oil, Gas & Consumable Fuels 0.6%
Caltex Australia Ltd.	14,175	228,711
Origin Energy Ltd.	118,308	1,985,619
Paladin Energy Ltd.*(a)	79,218	296,601
Santos Ltd.	93,433	1,502,286

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Petroleum Ltd.	70,264	$3,401,668

		7,414,885

Real Estate Investment Trusts (REITs) 0.5%
CFS Retail Property Trust	241,187	459,050
Dexus Property Group	557,069	489,367
Goodman Group	746,116	528,557
GPT Group	199,926	649,016
Mirvac Group	380,591	490,177
Stockland	267,055	1,024,483
Westfield Group	245,465	2,370,344
Westfield Retail Trust	324,558	879,551

		6,890,545

Real Estate Management & Development 0.0%†
Lend Lease Group	58,642	549,845

Road & Rail 0.1%
Asciano Ltd.	329,064	591,972
QR National Ltd.*	197,394	683,985

		1,275,957

Textiles, Apparel & Luxury Goods 0.0%†
Billabong International Ltd.(a)	24,481	190,988

Transportation Infrastructure 0.1%
MAp Group	39,146	123,073
Transurban Group(a)	147,298	818,922

		941,995

		112,909,864

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG	21,208	1,070,979
Raiffeisen International Bank Holding AG(a)	5,777	320,982

		1,391,961

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	37,834	553,734

Electric Utilities 0.0%†
Verbund AG	8,314	369,190

Insurance 0.0%†
Vienna Insurance Group	4,040	231,170

Metals & Mining 0.1%
Voestalpine AG	12,758	599,553

Oil, Gas & Consumable Fuels 0.1%
OMV AG	16,910	764,478

Real Estate Investment Trusts (REITs) 0.0%
Immoeast AG*	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*(a)	107,315	485,159

		4,395,245

BELGIUM 0.9%
Beverages 0.4%
Anheuser-Busch InBev NV	81,232	4,631,187
Anheuser-Busch InBev NV VVPR*	20,488	145

		4,631,332

Chemicals 0.1%
Solvay SA	6,655	788,967
Umicore	13,027	646,167

		1,435,134

Commercial Banks 0.1%
Dexia SA*	58,546	227,784
KBC Groep NV*	18,076	680,164

		907,948

Diversified Financial Services 0.1%
Cie Nationale a Portefeuille	3,254	224,430
Groupe Bruxelles Lambert SA	9,052	845,851

		1,070,281

Diversified Telecommunication Services 0.0%†
Belgacom SA	17,544	679,654

Electrical Equipment 0.0%†
Bekaert SA	4,477	509,972

Food & Staples Retailing 0.1%
Colruyt SA	8,845	465,816
Delhaize Group SA	11,413	929,780

		1,395,596

Insurance 0.1%
Ageas	250,922	713,471

Pharmaceuticals 0.0%†
UCB SA	11,669	443,003

Wireless Telecommunication Services 0.0%†
Mobistar SA	3,044	210,906

		11,997,297

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	31,349	1,133,394

CHINA 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*(a)	224,926	135,075

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	178,200	255,935

		391,010

CYPRUS 0.0%†
Commercial Banks 0.0%†
Bank of Cyprus Public Co. Ltd.	94,893	343,351

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK 1.1%
Beverages 0.1%
Carlsberg AS, Class B	11,971	$1,287,285

Chemicals 0.1%
Novozymes AS, Class B	5,056	772,454

Commercial Banks 0.1%
Danske Bank AS *	50,864	1,124,348

Electrical Equipment 0.1%
Vestas Wind Systems AS *	22,832	991,037

Health Care Equipment & Supplies 0.0%†
Coloplast AS, Class B	2,714	392,562
William Demant Holding AS *	2,433	210,345
		602,907

Insurance 0.0%†
Tryg AS	2,631	154,487

Marine 0.2%
AP Moller - Maersk AS, Class A	62	568,659
AP Moller - Maersk AS, Class B	147	1,379,598
		1,948,257

Pharmaceuticals 0.5%
Novo Nordisk AS, Class B	47,116	5,916,949

Road & Rail 0.0%†
DSV AS	23,693	583,419

Textiles, Apparel & Luxury Goods 0.0%†
Pandora A/S *	6,584	334,071
		13,715,214

FINLAND 1.1%
Auto Components 0.1%
Nokian Renkaat OYJ	12,406	527,476

Communications Equipment 0.3%
Nokia OYJ	421,231	3,586,461

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A(a)	14,527	197,650

Diversified Telecommunication Services 0.0%†
Elisa OYJ(a)	15,636	344,423

Electric Utilities 0.1%
Fortum OYJ (a)	49,715	1,687,895

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B*	7,926	370,451

Insurance 0.1%
Sampo OYJ, Class A	47,120	1,500,606

Machinery 0.2%
Kone OYJ, Class B	17,565	1,010,227
Metso OYJ(a)	14,140	758,633
Wartsila OYJ	18,018	702,308
		2,471,168

Media 0.0%†
Sanoma OYJ(a)	8,645	195,380

Metals & Mining 0.1%
Outokumpu OYJ(a)	15,354	265,815
Rautaruukki OYJ(a)	9,300	222,647

		488,462

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	13,594	280,106

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R(a)	64,243	764,810
Upm-Kymmene OYJ *	58,414	1,235,079

		1,999,889

Pharmaceuticals 0.0%†
Orion OYJ, Class B(a)	11,382	276,019

		13,925,986

FRANCE 9.5%
Aerospace & Defense 0.1%
Safran SA	18,756	663,319
Thales SA	10,620	423,736

		1,087,055

Airlines 0.0%†
Air France-KLM *	14,207	236,819

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	20,074	1,693,214

Automobiles 0.2%
PSA Peugeot Citroen*	17,269	681,288
Renault SA *	21,535	1,189,958

		1,871,246

Beverages 0.2%
Pernod-Ricard SA	22,151	2,068,234

Building Products 0.2%
Cie de Saint-Gobain	44,894	2,745,522

Chemicals 0.3%
Air Liquide SA	31,825	4,232,300

Commercial Banks 1.2%
BNP Paribas	107,969	7,893,042
Credit Agricole SA	106,822	1,752,719
Natixis *	99,255	560,485
Societe Generale	71,074	4,616,563

		14,822,809

Commercial Services & Supplies 0.1%
Edenred *	17,381	524,546
Societe BIC SA	3,017	268,096

		792,642

Communications Equipment 0.1%
Alcatel-Lucent *	262,083	1,511,041

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Construction & Engineering 0.4%
Bouygues SA	25,854	$1,241,052
Eiffage SA	4,166	250,386
Vinci SA	49,544	3,093,152

		4,584,590

Construction Materials 0.1%
Imerys SA	4,608	337,974
Lafarge SA	22,463	1,400,129
		1,738,103

Diversified Financial Services 0.0%†
Eurazeo	2,989	233,931

Diversified Telecommunication Services 0.4%
France Telecom SA	208,551	4,682,736
Iliad SA	2,017	241,659
		4,924,395

Electric Utilities 0.1%
EDF SA	29,009	1,202,224

Electrical Equipment 0.5%
Alstom SA	23,153	1,368,954
Legrand SA	18,032	750,089
Schneider Electric SA	27,471	4,691,819
		6,810,862

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas *	15,873	574,355
Technip SA	11,044	1,177,489
		1,751,844

Food & Staples Retailing 0.3%
Carrefour SA	67,540	2,983,907
Casino Guichard Perrachon SA	6,121	579,472
		3,563,379

Food Products 0.3%
Danone SA	65,589	4,280,605

Health Care Equipment & Supplies 0.1%
BioMerieux	1,189	124,664
Cie Generale d’Optique Essilor International SA	22,509	1,670,066
		1,794,730

Hotels, Restaurants & Leisure 0.1%
Accor SA	16,241	729,852
Sodexo	10,344	755,790
		1,485,642

Information Technology Services 0.1%
Atos Origin SA *	4,701	275,685
Cap Gemini SA	16,523	959,378
		1,235,063

Insurance 0.4%
AXA SA	193,433	4,041,608
CNP Assurances	17,611	373,771
SCOR SE	18,573	506,362
		4,921,741

Machinery 0.1%
Vallourec SA	12,587	1,410,440

Media 0.5%
Eutelsat Communications	11,564	461,382
JC Decaux SA*	6,868	230,334
Lagardere SCA	13,408	571,823
Metropole Television SA	7,493	195,842
PagesJaunes Groupe(a)	13,579	135,900
Publicis Groupe SA	14,142	792,564
Societe Television Francaise 1	12,310	225,633
Vivendi SA	139,072	3,967,360
		6,580,838

Metals & Mining 0.0%†
Eramet	569	210,296

Multiline Retail 0.1%
PPR SA	8,501	1,302,005

Multi-Utilities 0.6%
GDF Suez	139,207	5,677,078
Suez Environnement Co.	29,960	620,542
Veolia Environnement	38,709	1,205,592
		7,503,212

Office Electronics 0.0%†
Neopost SA (a)	3,753	328,580

Oil, Gas & Consumable Fuels 1.1%
Total SA	237,960	14,499,757

Personal Products 0.3%
L’Oreal SA	26,839	3,127,007

Pharmaceuticals 0.6%
Sanofi-Aventis SA	117,982	8,267,546

Professional Services 0.0%†
Bureau Veritas SA	5,322	418,136

Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions	2,989	318,384
Gecina SA	1,977	272,637
ICADE	2,770	341,868
Klepierre	11,192	454,148
Unibail-Rodamco SE	10,211	2,213,070
		3,600,107

Software 0.0%†
Dassault Systemes SA	6,905	531,102

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA	7,241	1,020,044
LVMH Moet Hennessy Louis Vuitton SA	27,548	4,361,916
		5,381,960

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Transportation Infrastructure 0.1%
Aeroports de Paris	3,298	$303,767
Groupe Eurotunnel SA REG	55,225	586,874
		890,641
		123,639,618

GERMANY 8.0%
Air Freight & Logistics 0.1%
Deutsche Post AG REG	94,712	1,702,284

Airlines 0.0%†
Deutsche Lufthansa AG REG *	25,976	550,049

Auto Components 0.0%†
Continental AG *	5,738	515,682

Automobiles 0.8%
Bayerische Motoren Werke AG	37,050	3,076,032
Daimler AG REG *(a)	101,503	7,152,158
Volkswagen AG	3,435	525,273
		10,753,463

Capital Markets 0.5%
Deutsche Bank AG REG	104,762	6,142,381

Chemicals 1.1%
BASF SE	103,338	8,919,629
K+S AG	16,079	1,212,453
Lanxess AG	9,515	713,132
Linde AG	18,900	2,983,972
Wacker Chemie AG	1,844	413,078
		14,242,264

Commercial Banks 0.1%
Commerzbank AG *(a)	81,307	631,322

Construction & Engineering 0.0%†
Hochtief AG	5,200	558,522

Construction Materials 0.1%
HeidelbergCement AG	15,770	1,096,608

Diversified Financial Services 0.1%
Deutsche Boerse AG	21,862	1,655,062

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	318,859	4,932,225

Electric Utilities 0.5%
E.ON AG	202,596	6,160,766

Food & Staples Retailing 0.1%
Metro AG	14,719	1,002,525

Food Products 0.0%†
Suedzucker AG	7,112	198,154

Health Care Providers & Services 0.2%
Celesio AG	8,234	201,121
Fresenius Medical Care AG & Co. KGaA	21,532	1,444,525
Fresenius SE & Co KGaA	12,619	1,164,333
		2,809,979

Hotels, Restaurants & Leisure 0.0%†
TUI AG *	14,514	173,277

Household Products 0.1%
Henkel AG & Co. KGaA	14,582	761,838

Industrial Conglomerates 1.0%
Siemens AG REG	92,578	12,663,611

Insurance 0.8%
Allianz SE REG	51,062	7,149,990
Hannover Rueckversicherung AG REG	6,653	363,238
Muenchener Rueckversicherungs AG REG	21,103	3,317,585
		10,830,813

Internet Software & Services 0.0%†
United Internet AG REG	13,819	248,349

Machinery 0.2%
GEA Group AG	18,796	618,320
MAN SE	11,847	1,474,039
		2,092,359

Media 0.1%
Axel Springer AG	1,762	284,795
Kabel Deutschland Holding AG *	6,390	336,753
		621,548

Metals & Mining 0.2%
Salzgitter AG	5,010	394,453
ThyssenKrupp AG	37,478	1,525,486
		1,919,939

Multi-Utilities 0.2%
RWE AG	46,887	2,975,471

Personal Products 0.1%
Beiersdorf AG	11,084	676,476

Pharmaceuticals 0.6%
Bayer AG REG	93,036	7,188,236
Merck KGaA	7,076	638,184
		7,826,420

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	121,850	1,243,021

Software 0.5%
SAP AG	96,539	5,904,363

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	23,419	1,472,396
Puma AG Rudolf Dassler Sport	601	176,267
		1,648,663

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Trading Companies & Distributors 0.0%†
Brenntag AG*	3,332	$370,025

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	3,830	280,046
		103,187,505
GREECE 0.2%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA	21,189	568,584

Commercial Banks 0.1%
Alpha Bank A.E.*	54,826	351,641
EFG Eurobank Ergasias SA*	35,085	218,157
National Bank of Greece SA*	107,284	949,940
		1,519,738

Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA	29,282	326,953

Electric Utilities 0.0%†
Public Power Corp. SA	12,386	214,969

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	26,172	558,984
		3,189,228

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	163,039	773,138

HONG KONG 2.7%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	137,000	328,157

Commercial Banks 0.3%
Bank of East Asia Ltd.	173,540	736,393
BOC Hong Kong Holdings Ltd.	415,500	1,354,632
Hang Seng Bank Ltd.	85,600	1,383,115
Wing Hang Bank Ltd.	19,000	224,031
		3,698,171

Distributors 0.1%
Li & Fung Ltd.	316,800	1,620,113

Diversified Financial Services 0.2%
Hong Kong Exchanges and Clearing Ltd.	114,700	2,488,802

Diversified Telecommunication Services 0.0%†
PCCW Ltd.	454,000	189,118

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	55,000	259,865
CLP Holdings Ltd.	215,000	1,738,106
Power Assets Holdings Ltd.	157,500	1,052,618
		3,050,589

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	482,798	1,158,367

Hotels, Restaurants & Leisure 0.1%
Shangri-La Asia Ltd.	166,833	430,905
SJM Holdings Ltd.	185,000	323,696
		754,601

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	239,000	2,828,410
NWS Holdings Ltd.	156,500	239,399
		3,067,809

Insurance 0.2%
AIA Group Ltd. *	880,000	2,708,881

Marine 0.0%†
Orient Overseas International Ltd.	23,000	240,735

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	63,399	151,685

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)(a)	253,000	792,153

Real Estate Management & Development 1.0%
Cheung Kong Holdings Ltd.	156,000	2,542,774
Hang Lung Group Ltd.	91,000	563,980
Hang Lung Properties Ltd.	276,000	1,210,528
Henderson Land Development Co. Ltd.	124,000	859,261
Hopewell Holdings Ltd.	62,511	187,701
Hysan Development Co. Ltd.	70,000	287,905
Kerry Properties Ltd.	83,000	415,177
New World Development Ltd.	291,130	513,302
Sino Land Co. Ltd.	292,000	518,615
Sun Hung Kai Properties Ltd.	159,000	2,517,929
Swire Pacific Ltd., Class A	86,500	1,266,900
Wharf Holdings Ltd.	170,500	1,174,372
Wheelock & Co. Ltd.	108,000	405,304
		12,463,748

Road & Rail 0.1%
MTR Corp.	162,000	599,361

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	20,500	257,420

Specialty Retail 0.1%
Esprit Holdings Ltd.	131,882	604,679

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	88,000	279,872

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	343,945	583,340
		35,037,601

IRELAND 0.7%
Airlines 0.0%†
Ryanair Holdings PLC	5,422	25,701
Ryanair Holdings PLC ADR	6,000	166,800
		192,501

Commercial Banks 0.0%†
Anglo Irish Bank Corp. Ltd.*	62,537	0
Governor & Co. of the Bank of Ireland (The)*	405,592	126,457
		126,457

Construction Materials 0.2%
CRH PLC	79,271	1,821,268
James Hardie Industries SE CDI*	46,013	289,783
		2,111,051

Food Products 0.1%
Kerry Group PLC, Class A	15,762	587,182

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
IRELAND 0.7%(continued)
Media 0.1%
WPP PLC	140,714	$1,734,135

Pharmaceuticals 0.2%
Elan Corp. PLC*	58,991	405,095
Shire PLC	62,876	1,825,128
		2,230,223

Professional Services 0.1%
Experian PLC	114,805	1,421,393
		8,402,942

ISRAEL 0.7%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	2,385	132,788

Chemicals 0.1%
Israel Chemicals Ltd.	51,291	844,335
Israel Corp. Ltd. (The)*	280	335,139
Makhteshim-Agan Industries Ltd.*	24,602	129,935
		1,309,409

Commercial Banks 0.1%
Bank Hapoalim B.M.*	111,604	580,246
Bank Leumi Le-Israel B.M.	130,700	668,715
Israel Discount Bank Ltd., Class A*	77,867	164,170
Mizrahi Tefahot Bank Ltd.	12,599	142,198
		1,555,329

Diversified Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp. Ltd.	194,810	577,884

Industrial Conglomerates 0.0%†
Delek Group Ltd.	409	110,661

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	105,036	5,276,034

Software 0.0%†
NICE Systems Ltd.*	7,593	280,155

Wireless Telecommunication Services 0.0%†
Cellcom Israel Ltd.	5,087	166,923
Partner Communications Co. Ltd.	8,743	166,276
		333,199
		9,575,459

ITALY 2.8%
Aerospace & Defense 0.1%
Finmeccanica SpA	46,372	583,189

Auto Components 0.0%†
Pirelli & C SpA	29,191	256,140

Automobiles 0.1%
Fiat SpA(a)	85,695	774,499

Capital Markets 0.1%
Mediobanca SpA	54,582	557,486

Commercial Banks 0.6%
Banca Carige SpA(a)	58,035	137,163
Banca Monte dei Paschi di Siena SpA*(a)	264,891	330,184
Banco Popolare Societa Cooperativa	169,349	504,750
Intesa Sanpaolo SpA	862,388	2,544,119
Intesa Sanpaolo SpA - RSP	98,363	259,505
UniCredit SpA	1,518,315	3,742,416
Unione di Banche Italiane SCPA(a)	66,769	569,733
		8,087,870

Diversified Financial Services 0.0%†
Exor SpA	6,883	211,405

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,050,106	1,613,808
Telecom Italia SpA-RSP	676,278	908,453
		2,522,261

Electric Utilities 0.4%
Enel SpA	740,648	4,665,909
Terna Rete Elettrica Nazionale SpA	143,506	686,377
		5,352,286

Electrical Equipment 0.0%†
Prysmian SpA	21,094	451,463

Energy Equipment & Services 0.1%
Saipem SpA	29,671	1,576,246

Food Products 0.1%
Parmalat SpA(a)	187,223	626,504

Gas Utilities 0.1%
Snam Rete Gas SpA	160,283	900,399

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA*	13,097	184,189

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA*	168,909	468,702

Insurance 0.2%
Assicurazioni Generali SpA	130,720	2,825,474

Machinery 0.1%
Fiat Industrial SpA *	85,695	1,230,258

Media 0.0%†
Mediaset SpA	78,904	500,829

Multi-Utilities 0.0%†
A2A SpA	112,797	182,617

Oil, Gas & Consumable Fuels 0.6%
ENI SpA	292,889	7,186,739

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA	13,034	425,423

Transportation Infrastructure 0.1%
Atlantia SpA	33,746	772,775
		35,676,754

JAPAN 20.0%

Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	45,000	697,658

Airlines 0.0%†
All Nippon Airways Co. Ltd.(a)	98,000	292,336

Auto Components 0.5%
Aisin Seiki Co. Ltd.	21,500	747,365
Bridgestone Corp.	72,900	1,524,399
Denso Corp.	54,400	1,809,067
Koito Manufacturing Co. Ltd.	12,000	192,738
NGK Spark Plug Co., Ltd.	19,000	259,743
NHK Spring Co. Ltd.	16,000	158,529
NOK Corp.	12,900	229,420
Stanley Electric Co. Ltd.	17,300	285,977

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Auto Components (continued)
Sumitomo Rubber Industries Ltd.	19,500	$198,510
Toyoda Gosei Co. Ltd.	6,800	142,045
Toyota Boshoku Corp. (a)	7,300	105,090
Toyota Industries Corp.	20,300	614,644
		6,267,527

Automobiles 1.9%
Daihatsu Motor Co. Ltd. (a)	23,000	335,273
Fuji Heavy Industries Ltd. (a)	68,000	439,369
Honda Motor Co. Ltd.	183,200	6,806,542
Isuzu Motors Ltd.	134,000	531,579
Mazda Motor Corp.	174,900	385,401
Mitsubishi Motors Corp. *	429,000	526,788
Nissan Motor Co., Ltd.	278,200	2,471,258
Suzuki Motor Corp.	37,500	838,149
Toyota Motor Corp.	310,500	12,321,967
Yamaha Motor Co. Ltd. *	29,700	517,134
		25,173,460

Beverages 0.2%
Asahi Breweries Ltd.	43,600	724,893
Coca-Cola West Co. Ltd.	6,100	116,205
ITO EN LTD. (a)	7,200	125,365
Kirin Holdings Co. Ltd.	93,000	1,220,473
Sapporo Holdings Ltd.	30,000	111,947
		2,298,883

Building Products 0.3%
Asahi Glass Co., Ltd.	113,000	1,421,692
Daikin Industries Ltd.	26,800	801,693
JS Group Corp.	27,900	723,553
Nippon Sheet Glass Co., Ltd.	96,000	277,089
TOTO Ltd.	29,000	232,972
		3,456,999

Capital Markets 0.3%
Daiwa Securities Group, Inc.(a)	186,400	856,101
Matsui Securities Co. Ltd.(a)	11,500	62,558
Mizuho Securities Co. Ltd.(a)	65,000	172,892
Nomura Holdings, Inc.	395,400	2,043,819
SBI Holdings, Inc. (a)	2,197	276,211
		3,411,581

Chemicals 0.9%
Air Water, Inc.	15,000	182,679
Asahi Kasei Corp.	142,000	956,378
Daicel Chemical Industries Ltd.	34,000	209,857
Denki Kagaku Kogyo KK	59,000	291,236
Hitachi Chemical Co. Ltd.	11,700	238,323
JSR Corp.	20,300	407,116
Kaneka Corp. (a)	36,000	251,327
Kansai Paint Co. Ltd.(a)	23,000	199,338
Kuraray Co. Ltd.	38,900	502,306
Mitsubishi Chemical Holdings Corp.	144,000	907,059
Mitsubishi Gas Chemical Co., Inc.	43,000	308,276
Mitsui Chemicals, Inc.	97,000	344,307
Nissan Chemical Industries Ltd.	17,300	179,174
Nitto Denko Corp.	18,800	996,173
Shin-Etsu Chemical Co. Ltd.	45,900	2,284,459
Showa Denko KK	169,000	339,950
Sumitomo Chemical Co. Ltd.	176,000	879,316
Taiyo Nippon Sanso Corp.(a)	32,000	266,979
Teijin Ltd.	102,000	456,337
Tokuyama Corp.(a)	33,000	176,202
Toray Industries, Inc.	164,000	1,190,519
Tosoh Corp.	55,000	197,861
Ube Industries Ltd.	113,000	359,749
		12,124,921

Commercial Banks 1.8%
77 Bank Ltd. (The)	39,000	196,410
Aozora Bank Ltd.	60,000	135,560
Bank of Kyoto Ltd. (The)	38,000	336,322
Bank of Yokohama Ltd. (The)	138,000	655,968
Chiba Bank Ltd. (The)	85,000	476,427
Chugoku Bank Ltd. (The)(a)	20,000	226,929
Chuo Mitsui Trust Holdings, Inc.	354,400	1,255,515
Fukuoka Financial Group, Inc.	92,000	382,445
Gunma Bank Ltd. (The)	44,000	233,337
Hachijuni Bank Ltd. (The)	52,000	299,488
Hiroshima Bank Ltd. (The)(a)	56,000	243,098
Hokuhoku Financial Group, Inc.	138,000	269,005
Iyo Bank Ltd. (The)	26,000	216,598
Joyo Bank Ltd. (The)	78,000	306,574
Mitsubishi UFJ Financial Group, Inc.	1,432,767	6,601,706
Mizuho Financial Group, Inc.	2,295,384	3,787,592
Mizuho Trust & Banking Co. Ltd.(a)	155,000	139,865
Nishi-Nippon City Bank Ltd. (The)	72,000	206,855
Resona Holdings, Inc.	206,800	985,699
Sapporo Hokuyo Holdings, Inc.	33,600	161,486
Senshu Ikeda Holdings, Inc.	67,330	91,364
Seven Bank Ltd.(a)	63	127,129
Shinsei Bank Ltd.	109,000	128,446
Shizuoka Bank Ltd. (The)	68,000	562,619
Sumitomo Mitsui Financial Group, Inc.	151,153	4,689,568
Suruga Bank Ltd.	25,000	222,062
Yamaguchi Financial Group, Inc.	24,000	222,271
		23,160,338

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	63,000	767,238
Secom Co. Ltd.	23,700	1,102,006
Toppan Printing Co. Ltd.	64,000	504,927
		2,374,171

Computers & Peripherals 0.3%
Fujitsu Ltd.	209,000	1,181,070
NEC Corp.*	295,000	640,918
Seiko Epson Corp.	13,400	215,000
Toshiba Corp.	450,000	2,200,321
		4,237,309

Construction & Engineering 0.2%
Chiyoda Corp.(a)	18,000	164,855
JGC Corp.	23,000	536,733
Kajima Corp.(a)	95,000	265,606
Kinden Corp.	14,000	127,825
Obayashi Corp.	72,000	319,294
Shimizu Corp.	63,000	279,400
Taisei Corp.	114,000	280,698
		1,974,411

Consumer Finance 0.0%†
Aeon Credit Service Co. Ltd.	8,100	111,711
Credit Saison Co. Ltd.	17,700	285,613
		397,324

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	17,800	$291,407

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,400	92,130

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	8,200	336,617

Diversified Financial Services 0.1%
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,160	247,095
ORIX Corp.	11,730	1,099,493
		1,346,588

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	53,764	2,401,366

Electric Utilities 0.6%
Chubu Electric Power Co., Inc.	72,500	1,614,062
Chugoku Electric Power Co., Inc. (The)(a)	34,000	628,850
Hokkaido Electric Power Co., Inc.	20,900	405,997
Hokuriku Electric Power Co.(a)	20,000	453,163
Kansai Electric Power Co., Inc. (The)	84,700	1,845,565
Kyushu Electric Power Co., Inc.(a)	43,000	840,881
Shikoku Electric Power Co., Inc.(a)	19,900	541,612
Tohoku Electric Power Co., Inc.(a)	48,000	811,658
Tokyo Electric Power Co., Inc. (The)	160,200	892,903
		8,034,691

Electrical Equipment 0.5%
Fuji Electric Holdings Co. Ltd.	60,000	189,455
Furukawa Electric Co. Ltd.(a)	67,000	270,820
GS Yuasa Corp.(a)	41,000	272,972
Mabuchi Motor Co. Ltd.	2,900	138,113
Mitsubishi Electric Corp.	217,000	2,553,781
Nidec Corp.(a)	12,100	1,047,983
Sumitomo Electric Industries Ltd.	85,500	1,184,102
Ushio, Inc.(a)	12,800	250,339
		5,907,565

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co. Ltd.	25,800	148,586
FUJIFILM Holdings Corp.	51,900	1,608,654
Hamamatsu Photonics KK	7,000	277,468
Hirose Electric Co. Ltd.(a)	3,500	376,798
Hitachi High-Technologies Corp.	7,300	145,519
Hitachi Ltd.	506,000	2,634,023
HOYA Corp.	48,700	1,111,381
Ibiden Co. Ltd.	13,900	439,904
Keyence Corp.	4,710	1,202,379
Kyocera Corp.	18,200	1,844,525
Mitsumi Electric Co. Ltd.	8,100	107,891
Murata Manufacturing Co. Ltd.	22,700	1,641,504
Nippon Electric Glass Co., Ltd.	40,500	573,981
Omron Corp.	22,600	636,245
Shimadzu Corp.(a)	26,000	230,880
TDK Corp.	14,100	833,887
Yaskawa Electric Corp.	24,000	284,479
Yokogawa Electric Corp.*	21,500	164,003
		14,262,107

Food & Staples Retailing 0.3%
AEON Co., Ltd.	68,400	792,582
FamilyMart Co. Ltd.	7,800	292,761
Lawson, Inc.	7,100	342,220
Seven & I Holdings Co. Ltd.	84,300	2,147,421
UNY Co. Ltd.	19,400	180,033
		3,755,017

Food Products 0.2%
Ajinomoto Co., Inc.	74,000	769,922
Kikkoman Corp.(a)	16,000	150,754
MEIJI Holdings Co. Ltd.	8,140	327,569
Nippon Meat Packers, Inc.	22,000	277,467
Nisshin Seifun Group, Inc.	20,500	236,243
Nissin Foods Holdings Co. Ltd.(a)	7,800	274,639
Toyo Suisan Kaisha Ltd.	10,000	217,130
Yakult Honsha Co. Ltd. (a)	11,500	294,263
Yamazaki Baking Co. Ltd.	15,000	174,580
		2,722,567

Gas Utilities 0.2%
Osaka Gas Co. Ltd.	223,000	889,691
Toho Gas Co. Ltd.	50,000	257,711
Tokyo Gas Co., Ltd.	288,000	1,313,679
		2,461,081

Health Care Equipment & Supplies 0.1%
Olympus Corp.	25,000	696,205
Sysmex Corp.	7,000	247,563
Terumo Corp.	18,900	995,785
		1,939,553

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,000	153,564
Medipal Holdings Corp.	16,500	145,856
Miraca Holdings, Inc.	6,700	256,435
Suzuken Co. Ltd.	6,800	179,277
		735,132

Hotels, Restaurants & Leisure 0.0%†
McDonald’s Holdings Co., (Japan) Ltd.	7,626	184,472
Oriental Land Co. Ltd. (a)	5,600	445,002
		629,474

Household Durables 0.7%
Casio Computer Co. Ltd. (a)	27,000	213,569
Panasonic Corp.	248,100	3,142,851
Rinnai Corp.	3,700	245,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Household Durables (continued)
Sekisui Chemical Co. Ltd.	51,000	$398,468
Sekisui House Ltd.	64,000	597,259
Sharp Corp. (a)	113,000	1,120,967
Sony Corp.	113,000	3,604,252
		9,322,416

Household Products 0.0%†
Unicharm Corp. (a)	14,000	509,623

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co. Ltd.	13,300	410,032

Industrial Conglomerates 0.0%†
Hankyu Hanshin Holdings, Inc.	129,000	595,356

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	3,200	103,473
Nomura Research Institute Ltd.	10,400	229,724
NTT Data Corp.	145	447,736
OBIC Co. Ltd.	740	141,033
Otsuka Corp.	1,700	109,405
		1,031,371

Insurance 0.5%
Dai-ichi Life Insurance Co. Ltd. (The)	900	1,357,244
MS&AD Insurance Group Holdings	60,241	1,374,674
NKSJ Holdings, Inc.(a)	158,600	1,035,312
Sony Financial Holdings, Inc.	20,800	412,144
T&D Holdings, Inc.	29,900	736,689
Tokio Marine Holdings, Inc.	81,100	2,165,324
		7,081,387

Internet & Catalog Retail 0.1%
Dena Co. Ltd.	9,400	340,190
Rakuten, Inc.(a)	812	728,499
		1,068,689

Internet Software & Services 0.1%
Gree, Inc.(a)	11,600	194,387
Yahoo! Japan Corp.(a)	1,642	586,366
		780,753

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	19,000	206,988
Nikon Corp.	35,400	730,068
Sankyo Co. Ltd.	5,700	291,937
Sega Sammy Holdings, Inc.	23,500	407,541
Shimano, Inc.	7,200	360,391
Yamaha Corp.	19,100	216,965
		2,213,890

Machinery 1.3%
Amada Co. Ltd.	38,000	317,334
FANUC Corp.	21,500	3,249,875
Hino Motors Ltd.	28,000	137,019
Hitachi Construction Machinery Co. Ltd. (a)	11,800	295,404
IHI Corp.(a)	141,000	343,663
Japan Steel Works Ltd. (The)(a)	36,000	281,772
JTEKT Corp.	23,900	311,353
Kawasaki Heavy Industries Ltd.(a)	161,000	709,150
Komatsu Ltd.	106,300	3,606,296
Kubota Corp.	130,000	1,223,306
Kurita Water Industries Ltd.	13,300	393,174
Makita Corp.	13,000	604,717
Minebea Co. Ltd.	35,000	193,168
Mitsubishi Heavy Industries Ltd.	341,000	1,566,816
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	88,000	210,897
Nabtesco Corp.	11,500	288,030
NGK Insulators Ltd.	29,000	518,210
NSK Ltd.	52,000	448,583
NTN Corp.	51,000	244,687
SMC Corp.	5,900	971,098
Sumitomo Heavy Industries Ltd.	63,000	410,365
THK Co. Ltd.	14,400	360,820
		16,685,737

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	74,000	273,409
Mitsui OSK Lines Ltd.	130,000	749,600
Nippon Yusen KK	175,000	684,656
		1,707,665

Media 0.1%
Dentsu, Inc.(a)	19,201	496,304
Fuji Media Holdings, Inc.	49	68,617
Hakuhodo DY Holdings, Inc.	2,740	144,456
Jupiter Telecommunications Co. Ltd.	289	284,190
Toho Co. Ltd.	10,700	153,331
		1,146,898

Metals & Mining 0.6%
Daido Steel Co. Ltd.	30,000	170,804
Dowa Holdings Co., Ltd.	28,050	174,676
Hitachi Metals Ltd.(a)	20,000	252,215
JFE Holdings, Inc.	51,600	1,510,825
Kobe Steel Ltd.	273,000	706,818
Maruichi Steel Tube Ltd.	4,800	118,682
Mitsubishi Materials Corp.	131,000	443,722
Mitsui Mining & Smelting Co. Ltd.	65,000	226,048
Nippon Steel Corp.	571,000	1,826,676
Nisshin Steel Co. Ltd.	85,000	182,555
Sumitomo Metal Industries Ltd.(a)	378,000	845,021
Sumitomo Metal Mining Co. Ltd.	60,000	1,031,452
Tokyo Steel Manufacturing Co. Ltd.(a)	10,100	117,857
Yamato Kogyo Co. Ltd.	5,500	183,463
		7,790,814

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.(a)	42,860	$386,294
J. Front Retailing Co. Ltd.	57,400	238,550
Marui Group Co. Ltd.(a)	24,700	159,693
Takashimaya Co., Ltd.	29,000	185,325

		969,862

Office Electronics 0.6%
Brother Industries Ltd.	27,800	408,195
Canon, Inc.	127,500	5,483,746
Konica Minolta Holdings, Inc.	55,500	466,426
Ricoh Co., Ltd.	76,000	894,823

		7,253,190

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co. Ltd.	68,000	210,977
Idemitsu Kosan Co. Ltd.	2,300	268,784
INPEX Corp.	240	1,815,743
Japan Petroleum Exploration Co.	3,100	154,983
JX Holdings, Inc.	251,689	1,690,994
Showa Shell Sekiyu KK	23,800	248,250
TonenGeneral Sekiyu KK (a)	30,000	370,513

		4,760,244

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.	11,900	253,528
OJI Paper Co. Ltd.(a)	98,000	465,432

		718,960

Personal Products 0.2%
Kao Corp.	60,500	1,509,602
Shiseido Co., Ltd.(a)	38,100	659,938

		2,169,540

Pharmaceuticals 1.0%
Astellas Pharma, Inc.(a)	49,800	1,844,239
Chugai Pharmaceutical Co. Ltd.	26,000	447,199
Daiichi Sankyo Co., Ltd.	75,500	1,457,621
Dainippon Sumitomo Pharma Co. Ltd.	16,400	152,637
Eisai Co. Ltd.(a)	28,700	1,030,139
Hisamitsu Pharmaceutical Co., Inc.	7,100	286,233
Kyowa Hakko Kirin Co. Ltd.	28,000	262,706
Mitsubishi Tanabe Pharma Corp.	26,000	421,601
Ono Pharmaceutical Co. Ltd. (a)	9,900	487,790
Otsuka Holdings Co. Ltd.	28,200	696,694
Santen Pharmaceutical Co. Ltd.	7,800	311,530
Shionogi & Co. Ltd.	32,900	561,289
Taisho Pharmaceutical Co. Ltd. (a)	16,000	346,226
Takeda Pharmaceutical Co. Ltd.	84,400	3,937,736
Tsumura & Co.	6,800	213,517

		12,457,157

Real Estate Investment Trusts (REITs) 0.1%
Japan Prime Realty Investment Corp.	69	186,634
Japan Real Estate Investment Corp.	55	521,058
Japan Retail Fund Investment Corp.	180	282,247
Nippon Building Fund, Inc.	57	555,639
Nomura Real Estate Office Fund, Inc.	32	216,438

		1,762,016

Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd.	8,800	188,712
Daito Trust Construction Co. Ltd.	8,800	605,311
Daiwa House Industry Co. Ltd.	53,000	648,335
Mitsubishi Estate Co. Ltd.	133,000	2,247,574
Mitsui Fudosan Co., Ltd.	95,000	1,561,653
Nomura Real Estate Holdings, Inc.	10,200	154,555
NTT Urban Development Corp.	123	103,112
Sumitomo Realty & Development Co. Ltd.	41,000	819,848
Tokyo Tatemono Co. Ltd.	40,000	149,434
Tokyu Land Corp.	49,000	213,110

		6,691,644

Road & Rail 0.6%
Central Japan Railway Co.	168	1,331,767
East Japan Railway Co.	38,376	2,130,981
Keikyu Corp(a)	52,000	374,437
Keio Corp.	67,000	400,375
Keisei Electric Railway Co. Ltd.	31,000	177,597
Kintetsu Corp.(a)	184,000	590,965
Nippon Express Co., Ltd.	98,000	375,925
Odakyu Electric Railway Co. Ltd.(a)	70,000	590,169
Tobu Railway Co. Ltd.	94,000	384,045
Tokyu Corp.	130,000	539,250
West Japan Railway Co.(a)	190	732,472

		7,627,983

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.(a)	17,700	318,688
Elpida Memory, Inc.*(a)	19,000	244,341
Rohm Co. Ltd.	11,200	703,727
Shinko Electric Industries Co. Ltd.(a)	6,600	67,704
Sumco Corp. *(a)	11,900	239,316
Tokyo Electron Ltd.	19,200	1,058,563

		2,632,339

Software 0.3%
Konami Corp.(a)	9,600	177,382
Nintendo Co., Ltd.	11,100	3,018,199
Oracle Corp. Japan	4,300	179,221
Square Enix Holdings Co. Ltd.(a)	8,000	138,966
Trend Micro, Inc.(a)	11,500	306,265

		3,820,033

Specialty Retail 0.2%
ABC-Mart, Inc.	2,600	94,670
Fast Retailing Co. Ltd.	6,100	763,662
Nitori Holdings Co. Ltd.	4,400	386,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Specialty Retail (continued)
Shimamura Co. Ltd.	2,500	$220,048
USS Co., Ltd.	2,320	180,570
Yamada Denki Co. Ltd.	9,430	633,717

		2,279,087

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	17,000	227,737
Nisshinbo Holdings, Inc. (a)	14,000	135,938

		363,675

Tobacco 0.1%
Japan Tobacco, Inc.	503	1,818,539

Trading Companies & Distributors 1.0%
ITOCHU Corp.	168,700	1,765,423
Marubeni Corp.	185,000	1,329,557
Mitsubishi Corp.	152,700	4,234,130
Mitsui & Co., Ltd.	195,600	3,501,997
Sojitz Corp.	133,100	264,730
Sumitomo Corp.(a)	126,000	1,800,695
Toyota Tsusho Corp.	24,800	408,838

		13,305,370

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	30,000	256,014
Mitsubishi Logistics Corp.	14,000	156,773

		412,787

Wireless Telecommunication Services 0.7%
KDDI Corp.	326	2,015,554
NTT DoCoMo, Inc.(a)	1,715	2,993,953
Softbank Corp.	91,400	3,641,770

		8,651,277

		258,820,547

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.*	10,121	817,826

LUXEMBOURG 0.5%
Energy Equipment & Services 0.1%
Tenaris SA	53,556	1,314,230

Media 0.1%
SES SA, FDR	33,622	865,657

Metals & Mining 0.3%
ArcelorMittal	96,552	3,490,735

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	8,739	835,724

		6,506,346

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Sands China Ltd.*	277,500	618,342
Wynn Macau Ltd.	184,800	515,661

		1,134,003

MAURITIUS 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Essar Energy PLC*	38,083	289,228

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	21,116	521,966

NETHERLANDS 4.8%
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV*	45,730	1,331,867

Air Freight & Logistics 0.1%
TNT NV	41,920	1,076,384

Beverages 0.2%
Heineken Holding NV	13,131	630,574
Heineken NV	28,995	1,583,317

		2,213,891

Chemicals 0.2%
Akzo Nobel NV	25,953	1,785,906
Koninklijke DSM NV	17,298	1,063,547

		2,849,453

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	8,185	432,907

Diversified Financial Services 0.4%
ING Groep NV CVA*	430,863	5,469,297

Diversified Telecommunication Services 0.2%
Koninklijke KPN NV	177,679	3,029,809

Energy Equipment & Services 0.1%
Fugro NV CVA	7,569	667,515
SBM Offshore NV	19,542	567,304

		1,234,819

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	133,560	1,791,188

Food Products 0.5%
Unilever NV CVA	183,253	5,741,796

Industrial Conglomerates 0.3%
Koninklijke Philips Electronics NV	110,988	3,555,273

Insurance 0.1%
Aegon NV*	176,838	1,324,136
Delta Lloyd NV	7,666	203,914

		1,528,050

Life Sciences Tools & Services 0.1%
QIAGEN NV*	26,683	532,591

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
Media 0.1%
Reed Elsevier NV	77,031	$993,763
Wolters Kluwer NV	33,548	784,554

		1,778,317

Oil, Gas & Consumable Fuels 2.0%
Royal Dutch Shell PLC, Class A	399,122	14,477,520
Royal Dutch Shell PLC, Class B	303,315	11,014,605

		25,492,125

Professional Services 0.1%
Randstad Holding NV*	12,532	697,612

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	6,942	485,758

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV*	48,344	2,149,789

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	8,155	392,526

		61,783,452

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	69,346	494,397

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	224,130	344,538

Electric Utilities 0.0%†
Contact Energy Ltd. *(a)	32,278	143,385

Hotels, Restaurants & Leisure 0.0%†
Sky City Entertainment Group Ltd.	66,610	171,691

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	96,292	162,593

		1,316,604

NORWAY 0.8%
Chemicals 0.1%
Yara International ASA	21,247	1,076,284

Commercial Banks 0.1%
DnB NOR ASA	109,534	1,679,461

Diversified Telecommunication Services 0.1%
Telenor ASA	92,874	1,528,540

Energy Equipment & Services 0.0%†
Aker Solutions ASA	20,012	460,039

Industrial Conglomerates 0.1%
Orkla ASA	87,497	847,563

Metals & Mining 0.1%
Norsk Hydro ASA	98,777	809,773

Oil, Gas & Consumable Fuels 0.3%
Statoil ASA	124,923	3,459,855

Semiconductors & Semiconductor Equipment 0.0%†
Renewable Energy Corp. ASA *(a)	58,657	206,049

		10,067,564

PORTUGAL 0.3%
Commercial Banks 0.0%†
Banco Comercial Portugues SA, Class R (a)	342,684	279,080
Banco Espirito Santo SA REG	58,241	237,915

		516,995

Construction Materials 0.0%†
Cimpor Cimentos de Portugal SGPS SA	22,687	163,993

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG	65,393	756,029

Electric Utilities 0.1%
EDP - Energias de Portugal SA	211,757	824,443

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	24,257	389,524

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA, Class B	26,401	564,218

Transportation Infrastructure 0.0%†
Brisa Auto-Estradas de Portugal SA	18,929	127,809

		3,343,011

SINGAPORE 1.6%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	188,000	485,952

Airlines 0.1%
Singapore Airlines Ltd.	60,866	660,167

Commercial Banks 0.5%
DBS Group Holdings Ltd.	195,500	2,269,737
Oversea-Chinese Banking Corp. Ltd.	278,000	2,112,776
United Overseas Bank Ltd.	137,000	2,042,612

		6,425,125

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	12,000	348,182

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	99,000	616,200

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	891,850	2,135,423

Food & Staples Retailing 0.0%†
Olam International Ltd.	144,600	321,066

Food Products 0.1%
Golden Agri-Resources Ltd.	789,612	431,790
Wilmar International Ltd.	215,294	931,121

		1,362,911

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)
Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC *	682,296	$1,109,341

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	108,745	518,532
Keppel Corp. Ltd.	144,000	1,404,759
SembCorp Industries Ltd.	114,000	471,386

		2,394,677

Machinery 0.0%†
Cosco Corp. Singapore Ltd.(a)	104,000	168,874
SembCorp Marine Ltd.	91,800	425,583

		594,457

Marine 0.0%†
Neptune Orient Lines Ltd.*	92,749	142,574

Media 0.0%†
Singapore Press Holdings Ltd.	164,000	512,296

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust(b)	180,466	292,067
CapitaMall Trust	257,200	383,353

		675,420

Real Estate Management & Development 0.2%
CapitaLand Ltd.	291,097	762,048
CapitaMalls Asia Ltd.	157,300	222,088
City Developments Ltd.	61,000	557,323
Global Logistic Properties Ltd.*	178,000	264,132
Keppel Land Ltd.	86,538	307,999
UOL Group Ltd.	50,000	188,207

		2,301,797

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	227,000	280,636

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U*	587,000	581,130

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	63,475	135,921

		21,083,275

SPAIN 3.5%
Biotechnology 0.0%†
Grifols SA	16,942	295,261

Commercial Banks 1.4%
Banco Bilbao Vizcaya Argentaria SA	480,625	5,831,254
Banco de Sabadell SA	111,867	489,579
Banco de Valencia SA *(a)	22,892	102,518
Banco Popular Espanol SA(a)	98,104	576,108
Banco Santander SA	925,862	10,799,266
Bankinter SA(a)	31,923	218,861

		18,017,586

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	15,884	744,657
Ferrovial SA	50,713	635,758
Fomento de Construcciones y Contratas SA(a)	5,828	192,716

		1,573,131

Diversified Financial Services 0.1%
Criteria Caixacorp SA	94,841	668,838

Diversified Telecommunication Services 0.9%
Telefonica SA	462,170	11,593,396

Electric Utilities 0.4%
Acciona SA	2,673	290,358
Iberdrola SA	425,214	3,697,551
Red Electrica Corp. SA	12,466	709,471

		4,697,380

Gas Utilities 0.1%
Enagas SA	20,936	472,565
Gas Natural SDG SA	37,216	698,838

		1,171,403

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA*	24,876	178,543
Iberdrola Renovables SA	100,580	434,040

		612,583

Information Technology Services 0.0%†
Amadeus IT Holding SA, Class A*	23,415	446,952
Indra Sistemas SA	9,312	186,769

		633,721

Insurance 0.0%†
Mapfre SA	91,925	346,281

Machinery 0.0%†
Zardoya Otis SA	14,946	248,254

Media 0.0%†
Gestevision Telecinco SA*	18,625	213,021

Metals & Mining 0.0%†
Acerinox SA	10,258	202,425

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	82,031	2,811,551

Specialty Retail 0.2%
Industria de Diseno Textil SA	24,449	1,961,797

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	33,475	726,312

		45,772,940

SWEDEN 3.1%
Building Products 0.1%
Assa Abloy AB, Class B	35,591	1,022,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)
Capital Markets 0.0%†
Ratos AB, Class B	11,413	$450,851

Commercial Banks 0.6%
Nordea Bank AB(a)	295,427	3,232,155
Skandinaviska Enskilda Banken AB, Class A(a)	158,062	1,408,809
Svenska Handelsbanken AB, Class A(a)	54,831	1,798,417
Swedbank AB (a)	80,101	1,369,658

		7,809,039

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	34,378	409,028

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	338,710	4,357,791

Construction & Engineering 0.1%
Skanska AB, Class B(a)	45,285	953,389

Diversified Financial Services 0.2%
Industrivarden AB, Class C	14,055	249,591
Investor AB, Class B(a)	51,707	1,254,298
Kinnevik Investment AB, Class B	24,896	579,999

		2,083,888

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	35,533	820,641
TeliaSonera AB (a)	251,683	2,175,192

		2,995,833

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	22,299	549,734

Household Durables 0.1%
Electrolux AB(a)	27,031	696,288
Husqvarna AB, Class B	48,369	414,577

		1,110,865

Machinery 0.9%
Alfa Laval AB	38,039	826,258
Atlas Copco AB, Class B	43,806	1,058,074
Atlas Copco AB, Class A	75,181	1,996,553
Hexagon AB, Class B	29,264	698,279
Sandvik AB	112,972	2,132,062
Scania AB, Class B	35,912	832,484
SKF AB, Class B	43,644	1,269,256
Volvo AB, Class B*(a)	155,178	2,727,734

		11,540,700

Media 0.0%†
Modern Times Group AB, Class B	5,789	439,300

Metals & Mining 0.1%
Boliden AB	31,049	668,000
SSAB AB, Class A *(a)	21,432	338,840

		1,006,840

Paper & Forest Products 0.1%
Holmen AB, Class B (a)	5,617	194,029
Svenska Cellulosa AB, Class B	64,199	1,033,105

		1,227,134

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	115,003	3,817,838

Tobacco 0.1%
Swedish Match AB	26,223	870,599

		40,645,609

SWITZERLAND 8.1%
Biotechnology 0.0%†
Actelion Ltd. REG *	11,799	678,465

Building Products 0.1%
Geberit AG REG	4,369	950,343

Capital Markets 1.1%
Credit Suisse Group AG REG	126,711	5,375,109
GAM Holding AG*	24,569	466,166
Julius Baer Group Ltd.	23,244	1,006,314
UBS AG REG*	409,417	7,365,443

		14,213,032

Chemicals 0.4%
Givaudan SA REG*(a)	932	937,230
Sika AG	232	557,527
Syngenta AG REG	10,591	3,445,527

		4,940,284

Computers & Peripherals 0.0%†
Logitech International SA REG *(a)	21,169	381,456

Construction Materials 0.2%
Holcim Ltd. REG	27,471	2,064,700

Diversified Financial Services 0.0%†
Pargesa Holding SA	2,819	269,753

Diversified Telecommunication Services 0.1%
Swisscom AG REG	2,611	1,164,688

Electrical Equipment 0.5%
ABB Ltd. REG *	246,635	5,922,437

Energy Equipment & Services 0.2%
Transocean Ltd. *	36,061	2,816,309

Food Products 1.8%
Aryzta AG	9,112	465,472
Lindt & Spruengli AG REG(a)	12	389,651
Lindt & Spruengli AG - Participation Certificate	105	302,958
Nestle SA REG	389,913	22,328,422

		23,486,503

Health Care Equipment & Supplies 0.0%†
Sonova Holding AG REG(a)	5,156	459,465

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Health Care Equipment & Supplies (continued)
Straumann Holding AG REG (a)	883	$226,578

		686,043

Insurance 0.6%
Baloise Holding AG REG	5,787	572,527
Swiss Life Holding AG REG *	3,588	591,913
Swiss Reinsurance Co. Ltd. REG	39,473	2,249,460
Zurich Financial Services AG	16,412	4,587,761

		8,001,661

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG(a)	5,181	433,773

Machinery 0.1%
Schindler Holding AG REG	2,264	273,386
Schindler Holding AG - Participation Certificate	5,493	660,112

		933,498

Marine 0.1%
Kuehne + Nagel International AG REG	5,923	828,025

Metals & Mining 0.4%
Xstrata PLC	231,430	5,399,627

Pharmaceuticals 1.9%
Novartis AG REG	237,493	12,860,482
Roche Holding AG	79,141	11,298,595

		24,159,077

Professional Services 0.1%
Adecco SA REG	14,087	924,751
SGS SA REG	622	1,106,099

		2,030,850

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	72,638	901,006

Textiles, Apparel & Luxury Goods 0.4%
Compagnie Financiere Richemont SA, Class A	58,451	3,370,285
Swatch Group AG (The)	3,454	1,524,109
Swatch Group AG (The) REG	5,178	410,645

		5,305,039

		105,566,569

UNITED KINGDOM 18.2%
Aerospace & Defense 0.3%
BAE Systems PLC	385,749	2,010,368
Cobham PLC	132,797	490,625
Rolls-Royce Group PLC *	207,818	2,060,634

		4,561,627

Airlines 0.0%†
International Consolidated Airlines Group SA*	64,599	235,239
International Consolidated Airlines Group SA*	57,867	212,978

		448,217

Beverages 0.7%
Diageo PLC	281,848	5,357,452
SABMiller PLC	106,893	3,782,831

		9,140,283

Capital Markets 0.2%
3I Group PLC	111,279	533,459
ICAP PLC	61,437	519,936
Investec PLC	55,241	422,558
Man Group PLC	197,689	778,976
Schroders PLC	13,325	371,220

		2,626,149

Chemicals 0.1%
Johnson Matthey PLC	24,118	719,027

Commercial Banks 3.0%
Barclays PLC	1,281,219	5,752,620
HSBC Holdings PLC	1,981,432	20,466,429
Lloyds Banking Group PLC*	4,594,430	4,269,163
Royal Bank of Scotland Group PLC*	1,945,758	1,276,521
Standard Chartered PLC	262,432	6,807,197

		38,571,930

Commercial Services & Supplies 0.2%
Aggreko PLC	30,022	758,227
Babcock International Group PLC	42,404	422,031
G4S PLC	155,255	635,335
Serco Group PLC	55,793	499,412

		2,315,005

Construction & Engineering 0.0%†
Balfour Beatty PLC	80,773	444,906

Containers & Packaging 0.0%†
Rexam PLC	102,617	598,300

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	18,457	246,529

Diversified Telecommunication Services 0.2%
BT Group PLC	868,250	2,579,925
Cable & Wireless Worldwide PLC	286,594	241,141
Inmarsat PLC	49,638	480,285

		3,301,351

Electric Utilities 0.2%
Scottish & Southern Energy PLC	103,462	2,093,272

Energy Equipment & Services 0.2%
Amec PLC	37,213	711,710
Petrofac Ltd.	28,497	680,970
Subsea 7 SA	31,591	797,360

		2,190,040

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Food & Staples Retailing 0.6%
J Sainsbury PLC	139,294	$748,296
Tesco PLC	902,935	5,515,726
WM Morrison Supermarkets PLC	237,770	1,051,674

		7,315,696

Food Products 0.4%
Associated British Foods PLC	40,071	637,627
Unilever PLC	144,364	4,398,010

		5,035,637

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	101,555	1,144,332

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	20,440	804,043
Compass Group PLC	210,547	1,892,573
Intercontinental Hotels Group PLC	32,591	667,881
Thomas Cook Group PLC	94,875	259,210
Tui Travel PLC	62,994	229,126
Whitbread PLC	19,924	526,939

		4,379,772

Household Products 0.3%
Reckitt Benckiser Group PLC	69,350	3,559,767

Independent Power Producers & Energy Traders 0.1%
International Power PLC	170,857	843,949

Industrial Conglomerates 0.1%
Smiths Group PLC	44,751	930,026

Insurance 0.8%
Admiral Group PLC	22,137	551,481
Aviva PLC	314,170	2,180,100
Legal & General Group PLC	663,644	1,225,167
Old Mutual PLC	608,250	1,325,126
Prudential PLC	284,322	3,219,856
RSA Insurance Group PLC	386,436	814,199
Standard Life PLC	257,384	852,804

		10,168,733

Internet & Catalog Retail 0.0%†
Home Retail Group PLC	98,227	304,136

Machinery 0.1%
Invensys PLC	87,998	487,091
Weir Group PLC (The)	24,129	669,457

		1,156,548

Media 0.4%
British Sky Broadcasting Group PLC	127,768	1,690,965
ITV PLC*	427,235	529,598
Pearson PLC	90,805	1,604,183
Reed Elsevier PLC	135,896	1,176,329

		5,001,075

Metals & Mining 2.5%
Anglo American PLC	148,421	7,626,637
Antofagasta PLC	44,743	975,349
BHP Billiton PLC	248,319	9,831,261
Eurasian Natural Resources Corp. PLC	28,213	423,444
Kazakhmys PLC	23,529	525,466
Lonmin PLC	18,696	510,370
Rio Tinto PLC	163,114	11,531,882
Vedanta Resources PLC	13,751	524,102

		31,948,511

Multiline Retail 0.1%
Marks & Spencer Group PLC	177,543	958,383
Next PLC	21,031	667,317

		1,625,700

Multi-Utilities 0.6%
Centrica PLC	576,167	3,004,601
National Grid PLC	392,142	3,730,504
United Utilities Group PLC	78,724	746,520

		7,481,625

Oil, Gas & Consumable Fuels 2.2%
BG Group PLC	380,503	9,446,170
BP PLC	2,114,416	15,534,798
Cairn Energy PLC*	156,784	1,161,676
Tullow Oil PLC	99,243	2,302,902

		28,445,546

Pharmaceuticals 1.4%
AstraZeneca PLC	161,016	7,397,497
GlaxoSmithKline PLC	584,857	11,144,258

		18,541,755

Professional Services 0.1%
Capita Group PLC(The)	69,437	827,633
Intertek Group PLC	18,180	593,348

		1,420,981

Real Estate Investment Trusts (REITs) 0.2%
British Land Co. PLC	99,472	881,614
Capital Shopping Centres Group PLC	55,637	341,781
Hammerson PLC	80,859	579,717
Land Securities Group PLC	85,983	1,010,586
Segro PLC	80,442	414,758

		3,228,456

Road & Rail 0.0%†
Firstgroup PLC	57,601	301,176

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	147,477	1,368,485

Software 0.1%
Autonomy Corp. PLC*	23,875	608,394
Sage Group PLC (The)	145,338	648,341

		1,256,735

Specialty Retail 0.1%
Kingfisher PLC	265,120	1,044,461

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	47,881	$901,839

Tobacco 1.0%
British American Tobacco PLC	224,656	9,008,170
Imperial Tobacco Group PLC	114,606	3,536,324

		12,544,494

Trading Companies & Distributors 0.1%
Bunzl PLC	38,222	456,257
Wolseley PLC*	31,327	1,054,592

		1,510,849

Water Utilities 0.0%†
Severn Trent PLC	26,189	613,450

Wireless Telecommunication Services 1.3%
Vodafone Group PLC	5,869,179	16,726,054

		236,056,424

UNITED STATES 0.1%
Health Care Equipment & Supplies 0.1%
Synthes, Inc.	6,658	899,232

Total Common Stocks (cost $1,254,664,025)		1,272,918,202

Preferred Stocks 0.5%

	Shares	Market Value
GERMANY 0.5%(a)
Automobiles 0.3%
Bayerische Motoren Werke AG	6,091	$344,515
Porsche Automobil Holding SE	9,982	649,978
Volkswagen AG	19,066	3,081,505

		4,075,998

Household Products 0.1%
Henkel AG & Co. KGaA(a)	19,961	1,235,516

Media 0.0%†
ProSiebenSat.1 Media AG	9,024	263,508

Multi-Utilities 0.1%
RWE AG(a)	4,704	285,660

Total Preferred Stocks (cost $4,776,968)		5,860,682

Rights 0.0%

	Number of Rights	Market Value
AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Origin Energy Ltd. 4/13/2011*	19,718	65,265

DENMARK 0.0%†
Commercial Banks 0.0%†
Danske Bank A/S 4/4/2011*(b)	50,864	98,283

GERMANY 0.0%†
Automobiles 0.0%†
Porsche Automobil Holding SE 4/12/2011*	9,982	86,534

Total Rights (cost $175,354)		250,082

Mutual Fund 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(c)	2,685,586	$2,685,586

Total Mutual Fund (cost $2,685,586)		2,685,586

Repurchase Agreements 5.4%

	Principal Amount	Market Value
Morgan Stanley, 0.18%, dated 03/31/2011, due 4/01/2011,repurchase price $25,000,125, collateralized by U.S. Government Agency Mortgages Securities ranging from 0.00% - 10.00%, maturing 06/01/2013 - 04/01/2041; total market value of $25,500,000. (d)	$25,000,000	25,000,000
Goldman Sachs & Co., 0.14%, dated 03/31/2011, due 04/01/2011, repurchase price $45,232,302, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 6.00%, maturing 07/20/2018 - 03/20/2041; total market value $46,136,769. (d)	45,232,126	45,232,126

Total Repurchase Agreements (cost $70,232,126)		70,232,126

Total Investments (cost $1,332,534,059) (e) — 104.3%		1,351,946,678
Liabilities in excess of other assets — (4.3)%		(55,860,256)

NET ASSETS — 100.0%		$1,296,086,422

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $66,770,947.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of March 31, 2011.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2011, was $70,232,126.
(e)	At March 31, 2011, the tax basis cost of the Fund’s investments was $1,337,341,767, tax unrealized appreciation and depreciation were $149,206,246 and $(134,601,335), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
PPS	Price Protected Shares
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company
VVPR	Belgian Dividend Coupon

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

At March 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
123	DJ Euro Stoxx 50	06/17/11	$4,957,536	$47,131
16	E-Mini MSCI EAFE Index	06/17/11	1,349,600	19,156
43	FTSE 100 Index	06/17/11	4,059,163	48,693
13	SPI 200 Index	06/16/11	1,635,437	59,662
32	Topix Index	06/09/11	3,331,570	(93,662)

			$15,333,306	$80,980

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$8,182,478	$—	$8,182,478
Air Freight & Logistics	—	3,954,035	—	3,954,035
Airlines	166,800	2,836,154	—	3,002,954
Auto Components	—	9,260,039	—	9,260,039
Automobiles	—	38,572,668	—	38,572,668
Beverages	—	24,262,350	—	24,262,350
Biotechnology	—	3,273,931	—	3,273,931
Building Products	—	8,175,644	—	8,175,644
Capital Markets	—	28,861,435	—	28,861,435
Chemicals	—	45,619,101	—	45,619,101
Commercial Banks	—	162,241,950	—	162,241,950
Commercial Services & Supplies	—	7,057,615	—	7,057,615
Communications Equipment	—	9,455,293	—	9,455,293
Computers & Peripherals	—	4,618,765	—	4,618,765
Construction & Engineering	—	10,981,885	—	10,981,885
Construction Materials	—	8,074,995	—	8,074,995
Consumer Finance	—	397,324	—	397,324
Containers & Packaging	—	1,889,194	—	1,889,194
Distributors	—	2,060,425	—	2,060,425
Diversified Consumer Services	—	336,617	—	336,617
Diversified Financial Services	—	17,251,498	—	17,251,498
Diversified Telecommunication Services	—	45,723,779	—	45,723,779
Electric Utilities	—	33,957,810	—	33,957,810
Electrical Equipment	—	20,593,336	—	20,593,336
Electronic Equipment, Instruments & Components	—	14,397,182	—	14,397,182
Energy Equipment & Services	—	13,171,751	—	13,171,751
Food & Staples Retailing	—	28,427,758	—	28,427,758
Food Products	—	44,224,670	—	44,224,670
Gas Utilities	—	5,691,250	—	5,691,250
Health Care Equipment & Supplies	—	8,182,013	—	8,182,013
Health Care Providers & Services	—	4,349,612	—	4,349,612
Hotels, Restaurants & Leisure	—	11,983,915	—	11,983,915
Household Durables	—	10,433,281	—	10,433,281
Household Products	—	4,831,228	—	4,831,228
Independent Power Producers & Energy Traders	—	2,335,266	—	2,335,266
Industrial Conglomerates	—	24,370,284	—	24,370,284
Information Technology Services	—	3,391,491	—	3,391,491
Insurance	—	58,118,719	—	58,118,719
Internet & Catalog Retail	—	1,372,825	—	1,372,825
Internet Software & Services	—	1,029,102	—	1,029,102
Leisure Equipment & Products	—	2,213,890	—	2,213,890
Life Sciences Tools & Services	—	966,364	—	966,364
Machinery	—	38,619,354	—	38,619,354
Marine	—	4,867,256	—	4,867,256

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (continued)
Media	$—	$19,899,181	$ —	$19,899,181
Metals & Mining	—	84,768,096	—	84,768,096
Multiline Retail	—	4,232,661	—	4,232,661
Multi-Utilities	—	18,899,839	—	18,899,839
Office Electronics	—	7,581,770	—	7,581,770
Oil, Gas & Consumable Fuels	—	95,968,732	—	95,968,732
Paper & Forest Products	—	3,945,983	—	3,945,983
Personal Products	—	5,973,023	—	5,973,023
Pharmaceuticals	—	85,394,183	—	85,394,183
Professional Services	—	5,988,972	—	5,988,972
Real Estate Investment Trusts (REITs)	—	17,434,455	—	17,434,455
Real Estate Management & Development	—	22,492,193	—	22,492,193
Road & Rail	—	10,668,532	—	10,668,532
Semiconductors & Semiconductor Equipment	—	8,758,109	—	8,758,109
Software	—	11,792,388	—	11,792,388
Specialty Retail	—	9,707,862	—	9,707,862
Textiles, Apparel & Luxury Goods	—	14,831,530	—	14,831,530
Tobacco	—	15,233,632	—	15,233,632
Trading Companies & Distributors	—	15,769,584	—	15,769,584
Transportation Infrastructure	581,130	4,707,484	—	5,288,614
Water Utilities	—	613,450	—	613,450
Wireless Telecommunication Services	—	26,893,081	—	26,893,081

Total Common Stocks	$747,930	$1,272,170,272	$ —	$1,272,918,202

Futures Contracts	174,642	—	—	174,642
Mutual Fund	2,685,586	—	—	2,685,586
Preferred Stocks*	—	5,860,682	—	5,860,682
Repurchase Agreements	—	70,232,126	—	70,232,126
Rights*	—	250,082	—	250,082

Total Assets	$3,608,158	$1,348,513,162	$ —	$1,352,121,320

Liabilities:
Futures Contracts	(93,662)	—	—	(93,662)

Total Liabilities	$(93,662)	$—	$ —	$(93,662)

Total	$3,514,496	$1,348,513,162	$ —	$1,352,027,658

*	See Statement of Investments for identification of Fund investments by type and industry.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/11	$—	$—

Change in Unrealized Appreciation/(Depreciation) for securities still held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT International Index Fund

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2011

Assets:		Fair Value
Futures – Equity contracts	Unrealized appreciation from futures contracts	$174,642

Total		$174,642

Liabilities:
Futures – Equity contracts	Unrealized depreciation from futures contracts	$(93,662)

Total		$(93,662)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.9%
Nationwide International Index Fund, Institutional Class(a)	3,922,965	$30,010,680
NVIT International Index Fund, Class Y(a)	11,554,371	101,331,830
NVIT Mid Cap Index Fund, Class Y(a)	3,749,733	75,519,632
NVIT S&P 500 Index Fund, Class Y(a)	20,384,060	187,737,193
NVIT Small Cap Index Fund, Class Y(a)	5,035,879	51,114,176

Total Equity Funds (cost $439,389,962)		445,713,511

Fixed Income Fund 4.2%
NVIT Bond Index Fund, Class Y(a)	1,898,678	19,632,334
Total Fixed Income Fund (cost $19,179,092)		19,632,334

Total Mutual Funds (cost $458,569,054)		465,345,845

Total Investments (cost $458,569,054) (b) — 100.1%		465,345,845
Liabilities in excess of other assets — (0.1)%		(255,675)

NET ASSETS — 100.0%		$465,090,170

(a)	Investment in affiliate.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $486,865,760, tax unrealized appreciation and depreciation were $3,189,232 and $(24,709,147), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$465,345,845	$—	$—	$465,345,845

Total	$465,345,845	$—	$—	$465,345,845

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 92.5%

	Shares	Market Value
Equity Funds 53.3%
NVIT International Index Fund, Class Y(a)	4,722,195	$41,413,649
NVIT Mid Cap Index Fund, Class Y(a)	1,915,683	38,581,863
NVIT S&P 500 Index Fund, Class Y(a)	9,895,264	91,135,377
NVIT Small Cap Index Fund, Class Y(a)	1,150,196	11,674,488

Total Equity Funds (cost $157,191,142)		182,805,377

Fixed Income Funds 34.9%
NVIT Bond Index Fund, Class Y(a)	9,258,079	95,728,542
NVIT Enhanced Income Fund, Class Y(a)	2,432,707	24,059,468

Total Fixed Income Funds (cost $121,309,938)		119,788,010

Money Market Fund 4.3%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	14,630,241	14,630,241

Total Money Market Fund (cost $14,630,241)		14,630,241

Total Mutual Funds (cost $293,131,321)		317,223,628

Fixed Contract 7.5%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60%(a)(c)	$25,725,549	25,725,549

Total Fixed Contract (cost $25,725,549)		25,725,549

Total Investments (cost $318,856,870) (d) — 100.0%		342,949,177
Other assets in excess of liabilities — 0.0%†		78,227

NET ASSETS — 100.0%		$343,027,404

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $318,861,989, tax unrealized appreciation and depreciation were $25,609,403 and $(1,522,215), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Investor Destinations Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	$317,223,628	$317,223,628	$317,223,628	$317,223,628
Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$25,725,549	$—	$25,725,549
Mutual Funds	317,223,628	—	—	317,223,628

Total	$317,223,628	$25,725,549	$—	$342,949,177

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 96.1%

	Shares	Market Value
Equity Funds 72.5%
NVIT International Index Fund, Class Y (a)	13,246,138	$116,168,630
NVIT Mid Cap Index Fund, Class Y (a)	4,161,694	83,816,528
NVIT S&P 500 Index Fund, Class Y (a)	21,238,025	195,602,209
NVIT Small Cap Index Fund, Class Y (a)	3,203,311	32,513,603
Total Equity Funds (cost $372,714,916)		428,100,970

Fixed Income Funds 22.0%
NVIT Bond Index Fund, Class Y (a)	10,479,072	108,353,610
NVIT Enhanced Income Fund, Class Y (a)	2,200,030	21,758,294
Total Fixed Income Funds (cost $131,469,302)		130,111,904

Money Market Fund 1.6%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	9,639,607	9,639,607
Total Money Market Fund (cost $9,639,607)		9,639,607
Total Mutual Funds (cost $513,823,825)		567,852,481

Fixed Contract 3.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60% (a)(c)	$23,308,786	23,308,786
Total Fixed Contract (cost $23,308,786)		23,308,786
Total Investments (cost $537,132,611) (d) — 100.0%		591,161,267
Liabilities in excess of other assets — 0.0%†		(185,837)
NET ASSETS — 100.0%		$590,975,430

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $537,133,268, tax unrealized appreciation and depreciation were $55,385,413 and $(1,357,414), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$23,308,786	$—	$23,308,786
Mutual Funds	567,852,481	—	—	567,852,481

Total	$567,852,481	$23,308,786	$—	$591,161,267

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 82.4%

	Shares	Market Value
Equity Funds 22.7%
NVIT International Index Fund, Class Y (a)	3,108,396	$27,260,635
NVIT Mid Cap Index Fund, Class Y (a)	1,544,985	31,116,003
NVIT S&P 500 Index Fund, Class Y (a)	6,331,188	58,310,239

Total Equity Funds (cost $86,749,429)		116,686,877

Fixed Income Funds 53.9%
NVIT Bond Index Fund, Class Y (a)	19,077,762	197,264,063
NVIT Enhanced Income Fund, Class Y (a)	8,061,831	79,731,509

Total Fixed Income Funds (cost $275,974,441)		276,995,572

Money Market Fund 5.8%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	29,910,197	29,910,197

Total Money Market Fund (cost $29,910,197)		29,910,197

Total Mutual Funds (cost $392,634,067)		423,592,646

Fixed Contract 17.7%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60% (a)(c)	$91,233,972	91,233,972

Total Fixed Contract (cost $91,233,972)		91,233,972

Total Investments (cost $483,868,039) (d) — 100.1%		514,826,618
Liabilities in excess of other assets — (0.1)%		(261,610)

NET ASSETS — 100.0%		$514,565,008

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $499,096,159, tax unrealized appreciation and depreciation were $17,092,893 and $(1,362,434), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$91,233,972	$—	$91,233,972
Mutual Funds	423,592,646	—	—	423,592,646

Total	$423,592,646	$91,233,972	$—	$514,826,618

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 94.1%

	Shares	Market Value
Equity Funds 64.0%
NVIT International Index Fund, Class Y (a)	52,683,792	$462,036,857
NVIT Mid Cap Index Fund, Class Y (a)	17,502,922	352,508,854
NVIT S&P 500 Index Fund, Class Y (a)	107,281,823	988,065,592
NVIT Small Cap Index Fund, Class Y (a)	17,608,363	178,724,883

Total Equity Funds (cost $1,813,035,403)		1,981,336,186

Fixed Income Funds 27.8%
NVIT Bond Index Fund, Class Y (a)	67,028,743	693,077,202
NVIT Enhanced Income Fund, Class Y (a)	17,012,204	168,250,697

Total Fixed Income Funds (cost $846,910,200)		861,327,899

Money Market Fund 2.3%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	70,028,159	70,028,159

Total Money Market Fund (cost $70,028,159)		70,028,159

Total Mutual Funds (cost $2,729,973,762)		2,912,692,244

Fixed Contract 6.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60% (a)(c)	$185,613,385	185,613,385

Total Fixed Contract (cost $185,613,385)		185,613,385

Total Investments (cost $2,915,587,147) (d) — 100.1%		3,098,305,629
Liabilities in excess of other assets — (0.1)%		(1,878,050)

NET ASSETS — 100.0%		$3,096,427,579

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $2,983,850,169, tax unrealized appreciation and depreciation were $117,240,397 and $(2,784,937), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$185,613,385	$—	$185,613,385
Mutual Funds	2,912,692,244	—	—	2,912,692,244

Total	$2,912,692,244	$185,613,385	$—	$3,098,305,629

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.9%

	Shares	Market Value
Equity Funds 82.6%
Nationwide International Index Fund, Institutional Class(a)	6,535,582	$49,997,199
NVIT International Index Fund, Class Y(a)	46,929,290	411,569,869
NVIT Mid Cap Index Fund, Class Y(a)	15,758,741	317,381,038
NVIT S&P 500 Index Fund, Class Y(a)	75,056,552	691,270,849
NVIT Small Cap Index Fund, Class Y(a)	10,580,756	107,394,676

Total Equity Funds (cost $1,546,408,104)		1,577,613,631

Fixed Income Funds 15.3%
NVIT Bond Index Fund, Class Y(a)	24,034,655	248,518,337
NVIT Enhanced Income Fund, Class Y(a)	4,251,517	42,047,501

Total Fixed Income Funds (cost $285,121,823)		290,565,838

Total Mutual Funds (cost $1,831,529,927)		1,868,179,469

Fixed Contract 2.2%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60%(a)(b)	$42,485,872	42,485,872

Total Fixed Contract (cost $42,485,872)		42,485,872

Total Investments (cost $1,874,015,799) (c) — 100.1%		1,910,665,341
Liabilities in excess of other assets — (0.1)%		(1,001,321)

NET ASSETS — 100.0%		$1,909,664,020

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At March 31, 2011, the tax basis cost of the Fund’s investments was $1,922,780,595, tax unrealized appreciation and depreciation were $36,047,789 and $(48,163,043), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$–	$42,485,872	$–	$42,485,872
Mutual Funds	1,868,179,469	–	–	1,868,179,469

Total	$1,868,179,469	$42,485,872	$–	$1,910,665,341

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 90.0%

	Shares	Market Value
Equity Funds 43.9%
NVIT International Index Fund, Class Y(a)	10,430,967	$91,479,577
NVIT Mid Cap Index Fund, Class Y(a)	5,184,041	104,406,578
NVIT S&P 500 Index Fund, Class Y(a)	21,214,067	195,381,556
Total Equity Funds (cost $338,166,475)		391,267,711

Fixed Income Funds 41.4%
NVIT Bond Index Fund, Class Y(a)	27,978,686	289,299,616
NVIT Enhanced Income Fund, Class Y(a)	8,024,090	79,358,247
Total Fixed Income Funds (cost $363,243,337)		368,657,863

Money Market Fund 4.7%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	41,760,636	41,760,636
Total Money Market Fund (cost $41,760,636)		41,760,636

Total Mutual Funds (cost $743,170,448)		801,686,210

Fixed Contract 10.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60%(a)(c)	$89,013,159	89,013,159
Total Fixed Contract (cost $89,013,159)		89,013,159
Total Investments (cost $832,183,607) (d) — 100.0%		890,699,369
Liabilities in excess of other assets — 0.0%†		(300,138)
NET ASSETS — 100.0%		$890,399,231

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $865,500,466, tax unrealized appreciation and depreciation were $26,675,171 and $(1,476,268), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$89,013,159	$—	$89,013,159
Mutual Funds	801,686,210	—	—	801,686,210

Total	$801,686,210	$89,013,159	$—	$890,699,369

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 97.1%

	Shares	Market Value
Aerospace & Defense 0.6%
Alliant Techsystems, Inc.	36,615	$2,587,582
BE Aerospace, Inc.*	112,435	3,994,816
Huntington Ingalls Industries, Inc.*	53,179	2,206,928

		8,789,326

Airlines 0.4%
AirTran Holdings, Inc.*	148,974	1,109,856
Alaska Air Group, Inc.*	39,294	2,492,025
JetBlue Airways Corp.*	221,721	1,390,191

		4,992,072

Auto Components 1.1%
BorgWarner, Inc.*	122,535	9,764,814
Gentex Corp.	156,234	4,726,079

		14,490,893

Automobiles 0.1%
Thor Industries, Inc.	46,640	1,556,377

Beverages 0.3%
Hansen Natural Corp.*	75,965	4,575,372

Biotechnology 1.1%
United Therapeutics Corp.*	55,734	3,735,293
Vertex Pharmaceuticals, Inc.*	224,162	10,744,084

		14,479,377

Building Products 0.2%
Lennox International, Inc.	49,315	2,592,983

Capital Markets 2.2%
Affiliated Managers Group, Inc.*	56,924	6,225,778
Apollo Investment Corp.	214,455	2,586,327
Eaton Vance Corp.	130,099	4,194,392
Greenhill & Co., Inc.	27,737	1,824,817
Jefferies Group, Inc.	140,335	3,499,955
Raymond James Financial, Inc.	110,749	4,235,042
SEI Investments Co.	159,195	3,801,577
Waddell & Reed Financial, Inc., Class A	93,886	3,812,710

		30,180,598

Chemicals 3.4%
Albemarle Corp.	100,509	6,007,423
Ashland, Inc.(a)	86,513	4,996,991
Cabot Corp.	71,895	3,328,019
Cytec Industries, Inc.	54,300	2,952,291
Intrepid Potash, Inc.*	48,722	1,696,500
Lubrizol Corp.	70,268	9,413,101
Minerals Technologies, Inc. (b)	20,027	1,372,250
NewMarket Corp.	10,508	1,662,576
Olin Corp.	87,470	2,004,812
RPM International, Inc.	141,726	3,363,158
Scotts Miracle-Gro Co. (The), Class A	50,015	2,893,368
Sensient Technologies Corp.	54,640	1,958,298
Valspar Corp.	105,199	4,113,281

		45,762,068

Commercial Banks 3.3%
Associated Banc-Corp.(b)	190,279	2,825,643
BancorpSouth, Inc.(b)	80,778	1,248,020
Bank of Hawaii Corp.	52,594	2,515,045
Cathay General Bancorp	86,344	1,472,165
City National Corp.	51,604	2,944,008
Commerce Bancshares, Inc.	84,871	3,432,183
Cullen/Frost Bankers, Inc.	67,003	3,954,517
East West Bancorp, Inc.	162,732	3,573,595
FirstMerit Corp.	119,629	2,040,871
Fulton Financial Corp.	218,750	2,430,313
International Bancshares Corp.	58,069	1,064,985
PacWest Bancorp	35,791	778,454
Prosperity Bancshares, Inc.(b)	51,307	2,194,400
SVB Financial Group*	46,172	2,628,572
Synovus Financial Corp.	863,204	2,071,690
TCF Financial Corp.(b)	171,096	2,713,583
Trustmark Corp.	62,519	1,464,195
Valley National Bancorp	177,336	2,475,611
Webster Financial Corp.	80,531	1,725,779
Westamerica Bancorp	32,009	1,644,302

		45,197,931

Commercial Services & Supplies 1.5%
Brink’s Co. (The)	50,805	1,682,154
Clean Harbors, Inc.*	25,210	2,487,219
Copart, Inc.*	65,431	2,835,125
Corrections Corp of America*	119,716	2,921,070
Deluxe Corp.	56,412	1,497,174
Herman Miller, Inc.(b)	62,774	1,725,657
HNI Corp.	49,259	1,554,614
Mine Safety Appliances Co.	33,953	1,245,056
Rollins, Inc.	69,572	1,412,312
Waste Connections, Inc.	124,959	3,597,570

		20,957,951

Communications Equipment 1.4%
ADTRAN, Inc.	70,777	3,005,192
Ciena Corp*	104,100	2,702,436
Plantronics, Inc.	53,592	1,962,539
Polycom, Inc. *	96,153	4,985,533
Riverbed Technology, Inc.*	165,483	6,230,435

		18,886,135

Computers & Peripherals 0.6%
Diebold, Inc.	72,217	2,560,815
NCR Corp.*	175,152	3,299,864

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Computers & Peripherals (continued)
QLogic Corp. *	115,572	$2,143,860

		8,004,539

Construction & Engineering 1.3%
Aecom Technology Corp.*	130,331	3,614,079
Granite Construction, Inc.(b)	37,519	1,054,284
KBR, Inc.	165,659	6,256,940
Shaw Group, Inc. (The)*	93,416	3,307,861
URS Corp.*	88,420	4,071,741
		18,304,905

Construction Materials 0.3%
Martin Marietta Materials, Inc.(b)	49,893	4,473,905

Containers & Packaging 1.5%
AptarGroup, Inc.	73,500	3,684,555
Greif, Inc., Class A	34,220	2,238,330
Packaging Corp. of America	112,244	3,242,729
Rock-Tenn Co., Class A(b)	43,201	2,995,989
Silgan Holdings, Inc.	53,639	2,045,792
Sonoco Products Co.	109,973	3,984,322
Temple-Inland, Inc.	118,542	2,773,883
		20,965,600

Distributors 0.3%
LKQ Corp. *	159,908	3,853,783

Diversified Consumer Services 1.1%
Career Education Corp. *	68,717	1,561,250
ITT Educational Services, Inc.*(b)	25,501	1,839,897
Matthews International Corp., Class A	32,240	1,242,852
Regis Corp.	63,328	1,123,439
Service Corp. International	263,336	2,912,496
Sotheby’s	73,738	3,878,619
Strayer Education, Inc.(b)	14,552	1,898,891
		14,457,444

Diversified Financial Services 0.4%
MSCI, Inc., Class A*	131,265	4,833,177

Diversified Telecommunication Services 0.2%
tw telecom inc.*(b)	165,099	3,169,901

Electric Utilities 1.6%
Cleco Corp.	66,801	2,290,606
DPL, Inc.	130,778	3,584,625
Great Plains Energy, Inc.	149,147	2,985,923
Hawaiian Electric Industries, Inc.	103,527	2,567,470
IDACORP, Inc.	54,004	2,057,552
NV Energy, Inc.	258,576	3,850,197
PNM Resources, Inc.	95,302	1,421,906
Westar Energy, Inc.	124,539	3,290,320

		22,048,599

Electrical Equipment 1.8%
Acuity Brands, Inc.	47,341	2,768,975
Ametek, Inc.	176,314	7,734,895
Hubbell, Inc., Class B	66,458	4,720,512
Regal-Beloit Corp.	42,441	3,133,419
Thomas & Betts Corp.*	56,977	3,388,422
Woodward, Inc.	64,836	2,240,732

		23,986,955

Electronic Equipment, Instruments & Components 2.4%
Arrow Electronics, Inc.*	125,906	5,272,943
Avnet, Inc.*	166,783	5,685,633
Ingram Micro, Inc., Class A*	174,746	3,674,908
Itron, Inc.*	44,427	2,507,460
National Instruments Corp.	97,676	3,200,826
Tech Data Corp.*	51,264	2,607,287
Trimble Navigation Ltd. *(b)	133,975	6,771,097
Vishay Intertechnology, Inc.*	181,338	3,216,936

		32,937,090

Energy Equipment & Services 2.8%
Atwood Oceanics, Inc.*	61,672	2,863,431
Dril-Quip, Inc. *	37,689	2,978,562
Exterran Holdings, Inc. *	69,513	1,649,543
Helix Energy Solutions Group, Inc.*	115,953	1,994,391
Oceaneering International, Inc.*	59,343	5,308,231
Patterson-UTI Energy, Inc.	169,461	4,980,459
Pride International, Inc.*	194,140	8,338,313
Superior Energy Services, Inc.*	86,658	3,552,978
Tidewater, Inc.	56,515	3,382,423
Unit Corp.*	43,708	2,707,711

		37,756,042

Food & Staples Retailing 0.3%
BJ’s Wholesale Club, Inc. *	60,037	2,931,006
Ruddick Corp.	47,010	1,814,116

		4,745,122

Food Products 1.9%
Corn Products International, Inc.	83,140	4,308,315
Flowers Foods, Inc.(b)	82,715	2,252,329
Green Mountain Coffee Roasters, Inc.*	127,449	8,234,480
Lancaster Colony Corp.(b)	20,883	1,265,510
Ralcorp Holdings, Inc.*	60,394	4,132,761
Smithfield Foods, Inc.*	182,060	4,380,364
Tootsie Roll Industries, Inc.	27,695	785,420

		25,359,179

Gas Utilities 2.1%
AGL Resources, Inc.	85,536	3,407,754
Atmos Energy Corp.	99,420	3,390,222
Energen Corp.	79,041	4,989,068
National Fuel Gas Co.	90,223	6,676,502
Questar Corp.	193,855	3,382,770
UGI Corp.	121,457	3,995,935
WGL Holdings, Inc.(b)	56,155	2,190,045

		28,032,296

Health Care Equipment & Supplies 3.4%
Beckman Coulter, Inc.	76,000	6,313,320
Cooper Cos., Inc.(The)	50,986	3,540,978
Gen-Probe, Inc. *(b)	53,005	3,516,882
Hill-Rom Holdings, Inc.	69,330	2,633,153
Hologic, Inc.*	285,216	6,331,795
IDEXX Laboratories, Inc.*	62,874	4,855,130
Immucor, Inc*	76,976	1,522,585
Kinetic Concepts, Inc *	68,833	3,745,892
Masimo Corp.	64,775	2,144,052

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
ResMed, Inc.*	168,124	$5,043,720
STERIS Corp.(b)	65,033	2,246,240
Teleflex, Inc.	43,963	2,548,975
Thoratec Corp.*	64,290	1,667,040

		46,109,762

Health Care Providers & Services 3.2%
Community Health Systems, Inc.*	101,758	4,069,303
Health Management Associates, Inc., Class A*	275,560	3,003,604
Health Net, Inc.*	102,334	3,346,322
Henry Schein, Inc.*	100,776	7,071,452
Kindred Healthcare, Inc.*	43,414	1,036,726
LifePoint Hospitals, Inc.*	56,465	2,268,764
Lincare Holdings, Inc.	105,566	3,131,088
MEDNAX, Inc.*	52,434	3,492,629
Omnicare, Inc.	127,478	3,823,065
Owens & Minor, Inc.	69,640	2,261,907
Universal Health Services, Inc., Class B	106,725	5,273,282
VCA Antech, Inc.*	94,751	2,385,830
WellCare Health Plans, Inc.*	46,772	1,962,085

		43,126,057

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	207,298	4,351,185

Hotels, Restaurants & Leisure 2.2%
Bally Technologies, Inc.*	58,940	2,230,879
Bob Evans Farms, Inc.	33,419	1,089,459
Boyd Gaming Corp. *(b)	61,691	578,045
Brinker International, Inc.	97,899	2,476,845
Cheesecake Factory, Inc. (The) *(b)	65,157	1,960,574
Chipotle Mexican Grill, Inc.*	33,980	9,255,133
International Speedway Corp., Class A	32,215	960,007
Life Time Fitness, Inc.*	46,057	1,718,387
Panera Bread Co., Class A*	34,505	4,382,135
Scientific Games Corp., Class A*	69,507	607,491
Wendy’s/Arby’s Group, Inc., Class A	353,895	1,780,092
WMS Industries, Inc.*	63,176	2,233,271

		29,272,318

Household Durables 1.5%
American Greetings Corp., Class A(b)	44,066	1,039,958
KB Home	79,389	987,599
M.D.C. Holdings, Inc.	41,466	1,051,163
Mohawk Industries, Inc.*	61,850	3,782,127
NVR, Inc.*	6,462	4,885,272
Ryland Group, Inc.	48,516	771,404
Toll Brothers, Inc. *	158,676	3,137,025
Tupperware Brands Corp.	68,880	4,112,825

		19,767,373

Household Products 0.9%
Church & Dwight Co., Inc.	78,067	6,193,836
Energizer Holdings, Inc. *	77,469	5,512,694

		11,706,530

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	67,055	2,987,300

Information Technology Services 2.5%
Acxiom Corp.*	88,197	1,265,627
Alliance Data Systems Corp. *(b)	56,070	4,815,852
Broadridge Financial Solutions, Inc.	137,269	3,114,634
Convergys Corp.*	133,604	1,918,553
CoreLogic, Inc.*	114,503	2,118,306
DST Systems, Inc.	38,987	2,059,293
Gartner, Inc.*	93,688	3,903,979
Global Payments, Inc.	87,604	4,285,588
Jack Henry & Associates, Inc.	94,143	3,190,506
Lender Processing Services, Inc.	97,447	3,136,819
Mantech International Corp., Class A*	24,799	1,051,478
NeuStar, Inc., Class A*	80,887	2,069,089
SRA International, Inc., Class A*	47,095	1,335,614

		34,265,338

Insurance 3.9%
American Financial Group, Inc.	84,043	2,943,186
Arthur J Gallagher & Co.	119,098	3,621,770
Aspen Insurance Holdings Ltd.	77,499	2,135,872
Brown & Brown, Inc.	128,191	3,307,328
Everest Re Group Ltd.	59,693	5,263,729
Fidelity National Financial, Inc., Class A	245,341	3,466,668
First American Financial Corp.	114,621	1,891,246
Hanover Insurance Group, Inc. (The)	49,599	2,244,355
HCC Insurance Holdings, Inc.	126,001	3,945,091
Mercury General Corp.	39,166	1,532,566
Old Republic International Corp.	284,298	3,607,742
Protective Life Corp.	94,192	2,500,798
Reinsurance Group of America, Inc.	86,508	5,430,972
StanCorp Financial Group, Inc.	50,395	2,324,217
Transatlantic Holdings, Inc.	68,355	3,326,838
Unitrin, Inc.	54,243	1,675,024
W.R. Berkley Corp.	126,836	4,085,388

		53,302,790

Internet Software & Services 1.1%
AOL, Inc.*	117,366	2,292,158
Digital River, Inc.*	42,795	1,601,817
Equinix, Inc.*	50,438	4,594,902
Rackspace Hosting, Inc.*	107,930	4,624,800
ValueClick, Inc.*	88,581	1,280,881

		14,394,558

Leisure Equipment & Products 0.3%
Eastman Kodak Co.*(b)	295,640	954,917
Polaris Industries, Inc.	37,263	3,242,626

		4,197,543

Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A*	21,396	2,570,516
Charles River Laboratories International, Inc.*	61,935	2,377,065

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (continued)

March 31, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services (continued)
Covance, Inc. *	66,247	$3,625,036
Mettler-Toledo International, Inc. *	35,444	6,096,368
Pharmaceutical Product Development, Inc.	126,331	3,500,632
Techne Corp. (b)	40,775	2,919,490

		21,089,107

Machinery 5.7%
AGCO Corp.*	103,535	5,691,319
Bucyrus International, Inc.	89,319	8,168,223
Crane Co.	50,769	2,458,743
Donaldson Co., Inc.(b)	84,343	5,169,382
Gardner Denver, Inc.	57,230	4,465,657
Graco, Inc.	65,837	2,994,925
Harsco Corp.	88,519	3,123,836
IDEX Corp.	90,033	3,929,940
Kennametal, Inc.	90,263	3,520,257
Lincoln Electric Holdings, Inc.	46,191	3,506,821
Nordson Corp.	37,336	4,295,880
Oshkosh Corp.*	99,745	3,528,978
Pentair, Inc.(b)	107,917	4,078,183
SPX Corp.	55,197	4,382,090
Terex Corp.*(a)	119,736	4,435,021
Timken Co.	89,097	4,659,773
Trinity Industries, Inc.	87,688	3,215,519
Valmont Industries, Inc.	23,468	2,449,355
Wabtec Corp.(b)	52,714	3,575,591

		77,649,493

Marine 0.4%
Alexander & Baldwin, Inc.	45,377	2,071,460
Kirby Corp.*	58,851	3,371,574

		5,443,034

Media 0.8%
DreamWorks Animation SKG, Inc., Class A*	78,748	2,199,432
Harte-Hanks, Inc.	42,766	508,915
John Wiley & Sons, Inc., Class A	51,021	2,593,908
Lamar Advertising Co., Class A*	63,020	2,327,959
Meredith Corp. (b)	40,044	1,358,292
New York Times Co. (The), Class A*	129,950	1,230,627
Scholastic Corp. (b)	26,126	706,447

		10,925,580

Metals & Mining 1.3%
Carpenter Technology Corp.	48,348	2,064,943
Commercial Metals Co.	125,740	2,171,530
Compass Minerals International, Inc.	35,979	3,365,116
Reliance Steel & Aluminum Co.	82,029	4,739,636
Steel Dynamics, Inc.	238,646	4,479,385
Worthington Industries, Inc.	61,072	1,277,626

		18,098,236

Multiline Retail 0.8%
99 Cents Only Stores*	51,513	1,009,655
Dollar Tree, Inc.*	137,506	7,634,333
Saks, Inc.*(b)	176,909	2,000,841

		10,644,829

Multi-Utilities 1.8%
Alliant Energy Corp.	121,594	4,733,654
Black Hills Corp.	43,157	1,443,170
MDU Resources Group, Inc.	206,985	4,754,446
NSTAR	113,656	5,258,863
OGE Energy Corp.	106,952	5,407,493
Vectren Corp.	89,779	2,441,989

		24,039,615

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	61,146	2,399,369

Oil, Gas & Consumable Fuels 3.7%
Arch Coal, Inc.	178,364	6,428,239
Bill Barrett Corp.*	51,027	2,036,488
Cimarex Energy Co.	93,784	10,807,668
Comstock Resources, Inc.*	52,028	1,609,746
Forest Oil Corp.*	124,398	4,705,976
Frontier Oil Corp.	116,242	3,408,216
Northern Oil and Gas, Inc.*	59,512	1,588,970
Overseas Shipholding Group, Inc.	29,437	946,105
Patriot Coal Corp.*	99,426	2,568,174
Plains Exploration & Production Co.*	153,741	5,570,036
Quicksilver Resources, Inc.*	132,814	1,900,568
SM Energy Co.	69,329	5,143,519
Southern Union Co.	136,893	3,917,878

		50,631,583

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.*	145,090	1,523,445

Personal Products 0.3%
Alberto-Culver Co.	94,368	3,517,095

Pharmaceuticals 1.0%
Endo Pharmaceuticals Holdings, Inc.*	128,619	4,908,101
Medicis Pharmaceutical Corp., Class A	64,678	2,072,283
Perrigo Co.	91,117	7,245,624

		14,226,008

Professional Services 1.0%
Corporate Executive Board Co. (The)	37,718	1,522,676
FTI Consulting, Inc.*(b)	50,675	1,942,373
Korn/Ferry International*	50,898	1,133,498
Manpower, Inc.	89,533	5,629,835
Towers Watson & Co., Class A	49,803	2,762,074

		12,990,456

Real Estate Investment Trusts (REITs) 7.6%
Alexandria Real Estate Equities, Inc.	60,711	4,733,637
AMB Property Corp.	185,777	6,682,399
BRE Properties, Inc.	71,000	3,349,780
Camden Property Trust	76,523	4,348,037
Corporate Office Properties Trust	73,548	2,658,025
Cousins Properties, Inc.	113,722	949,579
Duke Realty Corp.	277,210	3,883,712
Equity One, Inc.	52,588	987,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Essex Property Trust, Inc.	35,276	$4,374,224
Federal Realty Investment Trust	67,511	5,506,197
Highwoods Properties, Inc.	77,565	2,715,550
Hospitality Properties Trust	135,727	3,142,080
Liberty Property Trust(b)	125,573	4,131,352
Macerich Co.(The)	142,839	7,074,816
Mack-Cali Realty Corp.	95,218	3,227,890
Nationwide Health Properties, Inc.	138,532	5,891,766
Omega Healthcare Investors, Inc.	109,681	2,450,273
Potlatch Corp.	43,990	1,768,398
Rayonier, Inc.	88,905	5,539,670
Realty Income Corp.(b)	137,846	4,817,718
Regency Centers Corp.	90,014	3,913,809
Senior Housing Properties Trust	155,560	3,584,102
SL Green Realty Corp.	86,502	6,504,950
Taubman Centers, Inc.	61,179	3,277,971
UDR, Inc.	200,258	4,880,287
Weingarten Realty Investors	132,398	3,317,894

		103,711,193

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	46,892	4,677,008

Road & Rail 1.2%
Con-way Inc.	60,214	2,365,808
J.B. Hunt Transport Services, Inc.	95,813	4,351,826
Kansas City Southern*	112,627	6,132,540
Landstar System, Inc.	52,492	2,397,835
Werner Enterprises, Inc.	48,715	1,289,486

		16,537,495

Semiconductors & Semiconductor Equipment 3.5%
Atmel Corp.*	501,032	6,829,066
Cree, Inc.*(b)	119,937	5,536,292
Cypress Semiconductor Corp.*	190,426	3,690,456
Fairchild Semiconductor International, Inc.*	138,545	2,521,519
Integrated Device Technology, Inc. *	165,474	1,219,543
International Rectifier Corp.*	76,158	2,517,784
Intersil Corp., Class A	136,729	1,702,276
Lam Research Corp.*	135,487	7,676,693
RF Micro Devices, Inc.*	302,190	1,937,038
Semtech Corp.*	68,573	1,715,696
Silicon Laboratories, Inc.*	48,085	2,077,753
Skyworks Solutions, Inc.*	203,352	6,592,672
Varian Semiconductor Equipment Associates, Inc. *	82,367	4,008,802

		48,025,590

Software 4.2%
ACI Worldwide, Inc. *	36,510	1,197,528
Advent Software, Inc.*	35,138	1,007,406
ANSYS, Inc. *	100,645	5,453,953
Cadence Design Systems, Inc.*	293,802	2,864,570
Concur Technologies, Inc.*	51,192	2,838,596
FactSet Research Systems, Inc.	50,871	5,327,720
Fair Isaac Corp.	43,863	1,386,509
Informatica Corp.*	104,049	5,434,479
Mentor Graphics Corp.*	120,589	1,764,217
MICROS Systems, Inc.*	88,598	4,379,399
Parametric Technology Corp.*	129,582	2,914,299
Quest Software, Inc.*	69,648	1,768,363
Rovi Corp.*	123,847	6,644,392
Solera Holdings, Inc.	77,238	3,946,862
Synopsys, Inc.*	165,520	4,576,628
TIBCO Software, Inc.*	181,487	4,945,521

		56,450,442

Specialty Retail 3.8%
Aaron’s, Inc.	79,087	2,005,646
Advance Auto Parts, Inc.	87,795	5,761,108
Aeropostale, Inc.*	96,468	2,346,102
American Eagle Outfitters, Inc.	215,159	3,418,877
Ann, Inc.*	59,588	1,734,607
Ascena Retail Group, Inc.*	76,198	2,469,577
Barnes & Noble, Inc.(b)	43,052	395,648
Chico’s FAS, Inc.	195,277	2,909,627
Collective Brands, Inc.*	68,406	1,476,201
Dick’s Sporting Goods, Inc.*	97,449	3,896,011
Foot Locker, Inc.	170,016	3,352,716
Guess?, Inc.	69,805	2,746,827
J Crew Group, Inc.*(c)	70,297	0
Office Depot, Inc.*	304,646	1,410,511
PetSmart, Inc.	129,053	5,284,720
Rent-A-Center, Inc.	69,656	2,431,691
Tractor Supply Co.	79,840	4,779,222
Williams-Sonoma, Inc.	115,269	4,668,395

		51,087,486

Textiles, Apparel & Luxury Goods 1.7%
Deckers Outdoor Corp.*	42,380	3,651,037
Fossil, Inc.*	55,466	5,194,391
Hanesbrands, Inc.*	105,309	2,847,555
Phillips-Van Heusen Corp.	73,512	4,780,485
Timberland Co. (The), Class A*	42,102	1,738,392
Under Armour, Inc., Class A*(b)	38,690	2,632,855
Warnaco Group, Inc. (The)*	47,932	2,741,231

		23,585,946

Thrifts & Mortgage Finance 1.2%
Astoria Financial Corp.	90,402	1,299,077
First Niagara Financial Group, Inc.	229,905	3,122,110
New York Community Bancorp, Inc.(b)	478,402	8,257,218
NewAlliance Bancshares, Inc.	115,536	1,714,554
Washington Federal, Inc.	123,720	2,145,305

		16,538,264

Tobacco 0.1%
Universal Corp.	25,722	1,119,936

Trading Companies & Distributors 0.7%
GATX Corp.	50,909	1,968,142
MSC Industrial Direct Co., Class A	49,375	3,380,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Trading Companies & Distributors (continued)
United Rentals, Inc.*	66,559	$2,215,084
Watsco, Inc.	30,637	2,135,705

		9,699,637

Water Utilities 0.3%
Aqua America, Inc.	151,225	3,461,540

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	100,310	3,380,447

Total Common Stocks (cost $1,118,023,141)		1,320,323,208

Mutual Fund 2.4%

	Shares	Market Value
Money Market Fund 2.4%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16% (d)	32,375,511	32,375,511

Total Mutual Fund (cost $32,375,511)		32,375,511

Repurchase Agreements 2.7%

	Principal Amount	Market Value
Morgan Stanley, 0.12%, dated 03/31/2011, due 04/01/2011, repurchase price $25,000,083, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.11% - 5.00%, maturing 08/26/2014 - 02/13/2017; total market value $25,500,026. (e)	$25,000,000	25,000,000
Goldman Sachs & Co., 0.14%, dated 03/31/2011, due 04/01/2011, repurchase price $12,315,802, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 6.00%, maturing 07/20/2018 - 03/20/2041; total market value $12,562,069. (e)	12,315,754	12,315,754

Total Repurchase Agreements (cost $37,315,754)		37,315,754

Total Investments (cost $1,187,714,406) (f) — 102.2%		1,390,014,473

Liabilities in excess of other assets — (2.2)%		(30,182,330)

NET ASSETS — 100.0%		$1,359,832,143

*	Denotes a non-income producing security.
(a)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(b)	The security or a portion of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $36,464,593.
(c)	Fair Valued Security.
(d)	Represents 7-day effective yield as of March 31, 2011.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2011, was $37,315,754.
(f)	At March 31, 2011, the tax basis cost of the Fund’s investments was $1,202,508,206, tax unrealized appreciation and depreciation were $277,517,202 and $(90,010,935), respectively.

Ltd.	Limited
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Mid Cap Index Fund

At March 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
400	S&P MID 400 E-Mini	06/17/11	$39,480,000	$906,241

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Mid Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,320,323,208	$—	$—	$1,320,323,208
Futures Contracts	906,241	—	—	906,241
Mutual Fund	32,375,511	—	—	32,375,511
Repurchase Agreements	—	37,315,754	—	37,315,754

Total	$1,353,604,960	$37,315,754	$—	$1,390,920,714

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/11	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Mid Cap Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2011

Assets:	Fair Value
Futures - Equity Contracts	$906,241

Total	$906,241

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 0.8%

	Principal Amount	Market Value
Finance-Automotive 0.3%
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A1, 0.32%, 02/08/12	$7,814,796	$7,814,796

Finance-Retail 0.5%
Holmes Master Issuer PLC(a) Series 2011-1A, Class A1, .40%, 01/16/12(a)(b)	10,000,000	10,000,000

Total Asset-Backed Securities (cost $17,814,796)		17,814,796

Certificates of Deposit 14.3%

	Principal Amount	Market Value
Banking 14.3%
Bank of Montreal 0.47%, 09/02/11(a)	5,000,000	5,000,000
0.34%, 10/24/11(b)	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.29%, 05/16/11	25,000,000	25,000,000
0.28%, 06/09/11	35,000,000	35,000,000
Barclays Bank PLC, 0.81%, 01/25/12	10,000,000	10,000,000
BNP Paribas 0.51%, 07/05/11	10,000,000	10,000,000
0.52%, 07/25/11	20,000,000	20,000,000
0.53%, 09/14/11	40,000,000	40,000,000
Credit Agricole Corporate and Investment Bank - New York 0.40%, 04/12/11	30,000,000	29,999,598
0.56%, 07/18/11	5,000,000	5,000,000
0.50%, 08/09/11	10,000,000	10,000,000
Deutsche Bank AG 0.36%, 07/01/11	6,000,000	6,000,000
0.51%, 10/07/11	25,000,000	25,000,000
Mizuho Corporate Bank - New York 0.31%, 05/03/11	45,400,000	45,400,000
0.28%, 06/01/11	5,000,000	5,000,000
Toronto Dominion Bank - New York, 0.40%, 09/07/11	25,000,000	25,000,000

		301,399,598

Total Certificates of Deposit (cost $301,399,598)		301,399,598

Commercial Paper 59.7%

	Principal Amount	Market Value
Banking 8.5%
Credit Agricole North America, Inc., 0.50%, 09/14/11	$50,000,000	$49,884,722
Matchpoint Master Trust, 0.39%, 05/10/11(a)	30,000,000	29,987,433
Societe Generale North America, Inc. 0.36%, 04/01/11	1,107,000	1,107,000
0.40%, 04/14/11	40,000,000	39,994,222
0.40%, 06/10/11	31,000,000	30,975,889
0.50%, 09/01/11	27,500,000	27,441,563

		179,390,829

Chemicals 1.4%
BASF SE, 0.18%, 05/03/11(a)	30,000,000	29,995,200

Electronics 1.6%
IBM Corp., 0.11%, 04/06/11(a)	34,033,000	34,032,480

Finance-Automotive 10.1%
FCAR Owner Trust 0.45%, 04/01/11	32,100,000	32,100,000
0.45%, 04/26/11	23,000,000	22,992,813
0.45%, 04/29/11	17,000,000	16,994,050
0.28%, 05/13/11	1,000,000	999,673
0.45%, 07/05/11	21,000,000	20,975,063
0.45%, 07/25/11	12,000,000	11,982,750
Toyota Motor Credit Corp. 0.27%, 04/08/11	30,000,000	29,998,425
0.29%, 04/27/11	20,000,000	19,995,811
0.40%, 05/31/11	22,000,000	21,985,333
0.30%, 06/02/11	35,000,000	34,981,917

		213,005,835

Finance-Commercial 11.4%
Atlantic Asset Securitization LLC 0.28%, 04/04/11(a)	28,965,000	28,964,321
0.29%, 04/05/11(a)	35,000,000	34,998,872
0.28%, 05/03/11(a)	30,000,000	29,992,533
0.27%, 06/01/11(a)	11,000,000	10,994,968
Fairway Finance LLC 0.31%, 05/03/11(a)	15,000,000	15,000,000
0.30%, 07/11/11(a)	20,000,000	20,000,000
General Electric Capital Corp., 0.06%, 04/04/11	65,000,000	64,999,675
Market Street Funding LLC, 0.28%, 05/10/11(a)	16,889,000	16,883,968
Starbird Funding Corp., 0.28%, 06/13/11(a)	18,761,000	18,750,348

		240,584,685

Finance-Retail 12.4%
Chariot Funding LLC
0.14%, 04/05/11(a)	50,000,000	49,999,222
0.14%, 04/07/11(a)	1,924,000	1,923,955
0.16%, 04/08/11(a)	30,000,000	29,999,067

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value
Falcon Asset Securitization Co. LLC 0.26%, 04/06/11(a)	$25,000,000	$24,999,097
0.22%, 04/07/11(a)	42,000,000	41,998,464
0.22%, 04/08/11(a)	25,200,000	25,198,922
0.25%, 06/09/11(a)	14,600,000	14,593,004
Jupiter Securitization Co. LLC, 0.14%, 04/04/11(a)	20,000,000	19,999,767
Salisbury Receivables Co. LLC, 0.28%, 04/18/11(a)	50,000,000	49,993,389
Sheffield Receivables Corp., 0.27%, 04/14/11(a)	2,950,000	2,949,712

		261,654,599

Food & Beverage 4.4%
Archer-Daniels-Midland Co. 0.26%, 04/04/11	40,000,000	40,000,000
0.28%, 05/10/11(a)	10,000,000	9,996,967
Coca-Cola Co. (The)
0.20%, 06/06/11(a)	4,208,000	4,206,457
0.21%, 06/08/11(a)	9,724,000	9,720,143
0.24%, 07/07/11(a)	16,500,000	16,489,330
0.25%, 07/26/11(a)	13,214,000	13,203,355

		93,616,252

Government Agency 1.2%
Straight-A Funding LLC, 0.25%, 05/20/11	25,000,000	24,991,493

Oil & Oil Finance 2.1%
ConocoPhillips Qatar Funding Ltd. 0.23%, 04/14/11(a)	15,100,000	15,098,746
0.24%, 04/18/11(a)	2,200,000	2,199,751
0.28%, 05/25/11(a)	6,200,000	6,197,396
0.28%, 05/27/11(a)	12,100,000	12,094,730
0.22%, 06/06/11(a)	5,275,000	5,272,872
0.28%, 06/10/11(a)	4,450,000	4,447,577

		45,311,072

Pharmaceuticals and Health Care 6.0%
Novartis Finance Corp., 0.23%, 06/14/11(a)	20,000,000	19,990,544
Novartis Securities Investment Ltd. 0.20%, 04/11/11(a)	42,824,000	42,821,670
0.24%, 06/13/11(a)	20,000,000	19,990,470
0.20%, 06/17/11(a)	14,112,000	14,105,963
0.25%, 07/14/11(a)	9,000,000	8,993,500
Roche Holdings, Inc., 0.16%, 05/06/11(a)	20,000,000	19,996,889

		125,899,036

Retail 0.6%
Wal-Mart Stores, Inc., 0.15%, 04/27/11(a)	13,000,000	12,998,592

Total Commercial Paper (cost $1,261,480,073)		1,261,480,073

Corporate Bonds 0.7%

	Principal Amount	Market Value
Electronics 0.1%
IBM Corp., 0.88%, 07/28/11(b)	2,300,000	2,304,039

Finance-Commercial 0.1%
General Electric Capital Corp. 0.39%, 04/28/11(b)	1,490,000	1,489,987
0.49%, 11/21/11(b)	1,000,000	1,001,085

		2,491,072

Insurance 0.5%
New York Life Global Funding, 0.31%, 12/01/11(a)(b)	10,000,000	10,000,000

Total Corporate Bonds (cost $14,795,111)		14,795,111

Municipal Bonds 3.5%

	Principal Amount	Market Value
Alaska 0.7%
Alaska Housing Finance Corp., 0.17%, 12/01/40(b)	$15,000,000	$15,000,000

California 0.3%
ABAG Finance Authority for Non-profit Corporations, Point Loma Nazarene University, 0.19%, 10/01/33(b)	7,325,000	7,325,000

Louisiana 0.7%
Baton Rouge, LA Parish Industrial Development Board, Inc., 0.16%, 08/01/35(b)	15,700,000	15,700,000

South Carolina 0.5%
South Carolina Transportation Infrastructure Bank, 0.23%, 10/01/31(b)	9,850,000	9,850,000

Texas 1.3%
Board of Regents of The University of Texas System, 0.18%, 08/01/34(b)	14,550,000	14,550,000
Houston, TX Combined Utility System, 0.24%, 05/15/34(b)	12,050,000	12,050,000

		26,600,000

Total Municipal Bonds (cost $74,475,000)		74,475,000

U.S. Government Sponsored & Agency Obligations 5.4%

	Principal Amount	Market Value
Government Agency Securities 5.4%
Federal Home Loan Bank 0.16%, 07/20/11(b)	50,000,000	49,995,416
0.45%, 04/27/12	10,000,000	10,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Money Market Fund

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Government Agency Securities (continued)
Federal Home Loan Mortgage Corp., 0.29%, 01/09/12(b)	$50,000,000	$49,984,290
Federal National Mortgage Association, 0.17%, 08/11/11(b)	3,600,000	3,599,217

		113,578,923

Total U.S. Government Sponsored & Agency Obligations (cost $113,578,923)		113,578,923

Mutual Funds 11.6%

	Shares	Market Value
Asset Management 11.6%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.18% (c)	122,037,919	122,037,919
Federated Prime Obligations Fund, Institutional Shares, 0.16% (c)	122,239,658	122,239,658

Total Mutual Funds (cost $244,277,577)		244,277,577

U.S. Treasury Notes 3.6%

	Principal Amount	Market Value
U.S. Treasury Notes 0.75%, 11/30/11	20,000,000	20,059,203
4.88%, 05/31/11	30,000,000	30,228,358
5.13%, 06/30/11	25,000,000	25,294,513

Total U.S. Treasury Notes (cost $75,582,074)		75,582,074

Total Investments (cost $2,103,403,152) (d) — 99.6%		2,103,403,152
Other assets in excess of liabilities — 0.4%		7,456,963

NET ASSETS — 100.0%		$2,110,860,115

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2011 was $794,079,674 which represents 37.62% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of March 31, 2011.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $2,103,403,152.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$17,814,796	$—	$17,814,796
Certificates of Deposit	—	301,399,598	—	301,399,598
Commercial Paper	—	1,261,480,073	—	1,261,480,073
Corporate Bonds	—	14,795,111	—	14,795,111
Municipal Bonds	—	74,475,000	—	74,475,000
Mutual Funds	244,277,577	—	—	244,277,577
U.S. Government Sponsored & Agency Obligations	—	113,578,923	—	113,578,923
U.S. Treasury Notes	—	75,582,074	—	75,582,074

Total	$244,277,577	$1,859,125,575	$—	$2,103,403,152

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 94.5%

	Shares	Market Value
AUSTRALIA 6.3%
Biotechnology 0.7%
CSL Ltd.	156,132	$5,766,190

Chemicals 0.2%
Incitec Pivot Ltd.	387,400	1,734,259

Construction & Engineering 0.4%
Boart Longyear Group	569,300	2,756,478

Containers & Packaging 0.1%
Amcor Ltd.	115,100	840,206

Energy Equipment & Services 1.2%
WorleyParsons Ltd.	292,550	9,372,581

Health Care Equipment & Supplies 0.8%
Cochlear Ltd.	74,473	6,390,460

Insurance 0.6%
QBE Insurance Group Ltd.	237,402	4,342,338

Metals & Mining 2.3%
Atlas Iron Ltd.*	108,500	418,452
BHP Billiton Ltd.	251,725	12,082,170
Iluka Resources Ltd.	427,700	5,884,276

		18,384,898

		49,587,410

AUSTRIA 0.3%
Machinery 0.3%
Andritz AG	22,700	2,117,480

BELGIUM 1.5%
Beverages 1.2%
Anheuser-Busch InBev NV	164,628	9,385,747

Electrical Equipment 0.3%
Bekaert SA	21,300	2,426,270

		11,812,017

BERMUDA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Golar LNG Ltd.	27,400	700,892

BRAZIL 2.4%
Capital Markets 0.2%
CETIP SA - Balcao Organizado de Ativos e Derivativos	109,300	1,784,121

Commercial Banks 1.3%
Banco Bradesco SA, ADR	493,100	10,231,825

Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA - Preference Shares, ADR	153,330	5,449,348

Software 0.2%
Totvs SA	84,000	1,605,243

		19,070,537

CANADA 6.3%
Chemicals 0.8%
Agrium, Inc.	42,978	$3,968,871
Agrium, Inc.	26,600	2,454,116

		6,422,987

Insurance 0.6%
Fairfax Financial Holdings Ltd.	12,154	4,594,576

Internet Software & Services 0.2%
Open Text Corp.*	24,800	1,545,536

Metals & Mining 0.6%
First Quantum Minerals Ltd.	21,400	2,768,425
IAMGOLD Corp.	29,900	659,064
Silver Wheaton Corp.	33,500	1,455,410

		4,882,899

Oil, Gas & Consumable Fuels 3.4%
Bankers Petroleum Ltd.*	65,900	591,367
Canadian Natural Resources Ltd.	122,377	6,051,319
Cenovus Energy, Inc.	154,840	6,116,939
Encana Corp.	115,689	4,001,085
Suncor Energy, Inc.	142,773	6,403,063
Talisman Energy, Inc.	156,105	3,859,553

		27,023,326

Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc.	10,300	513,043

Road & Rail 0.4%
Canadian National Railway Co.	40,777	3,076,676

Trading Companies & Distributors 0.2%
Finning International, Inc.	47,500	1,403,197

		49,462,240

CAYMAN ISLANDS 0.1%
Personal Products 0.1%
Herbalife Ltd.	12,100	984,456

CHINA 2.2%
Chemicals 0.1%
Dongyue Group	1,060,000	861,829

Commercial Banks 1.2%
Industrial & Commercial Bank of China, H Shares	11,170,000	9,260,707

Food Products 0.2%
China Yurun Food Group Ltd.	430,000	1,441,131

Media 0.4%
Focus Media Holding Ltd., ADR*	90,346	2,770,912

Semiconductors & Semiconductor Equipment 0.3%
Spreadtrum Communications, Inc., ADR*	137,900	2,558,045

		16,892,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK 1.8%
Health Care Equipment & Supplies 0.3%
Coloplast AS, Class B REG	16,936	$2,449,679

Pharmaceuticals 1.3%
Novo Nordisk AS, Class B	82,631	10,377,014

Textiles, Apparel & Luxury Goods 0.2%
Pandora A/S*	29,376	1,490,533

		14,317,226

FINLAND 0.5%
Auto Components 0.2%
Nokian Renkaat OYJ	45,379	1,929,414

Machinery 0.3%
Metso OYJ	37,100	1,990,473

		3,919,887

FRANCE 7.2%
Aerospace & Defense 0.5%
Safran SA	115,300	4,077,667

Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B REG	37,677	3,178,002
Faurecia*	45,500	1,659,153

		4,837,155

Commercial Banks 1.0%
BNP Paribas	106,061	7,753,558

Commercial Services & Supplies 0.2%
Edenred*	42,000	1,267,530

Communications Equipment 0.4%
Alcatel-Lucent*	568,700	3,278,843

Construction Materials 0.4%
Lafarge SA	47,878	2,984,258

Energy Equipment & Services 0.5%
Technip SA	37,000	3,944,867

Food Products 0.9%
Danone SA	109,394	7,139,497

Information Technology Services 0.9%
Cap Gemini SA	123,665	7,180,383

Media 0.9%
Eutelsat Communications	95,147	3,796,192
Publicis Groupe SA	61,859	3,466,781

		7,262,973

Oil, Gas & Consumable Fuels 0.8%
Total SA	96,042	5,852,184

Trading Companies & Distributors 0.1%
Rexel SA*	39,900	1,007,124

		56,586,039

GERMANY 6.0%
Automobiles 1.0%
Bayerische Motoren Werke AG	92,154	7,650,977

Chemicals 0.4%
Lanxess AG	23,100	1,731,302
Wacker Chemie AG	7,500	1,680,092

		3,411,394

Health Care Providers & Services 0.8%
Fresenius Medical Care AG & Co. KGaA	87,888	5,896,174

Media 0.2%
Kabel Deutschland Holding AG*	27,200	1,433,441

Pharmaceuticals 0.8%
Bayer AG REG	78,344	6,053,089

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	262,164	2,674,397

Software 0.8%
SAP AG	106,054	6,486,305

Textiles, Apparel & Luxury Goods 1.3%
Adidas AG	112,750	7,088,802
Puma AG Rudolf Dassler Sport	10,316	3,025,575

		10,114,377

Trading Companies & Distributors 0.4%
Brenntag AG*	4,504	500,177
Kloeckner & Co. SE*	76,200	2,530,954

		3,031,131

		46,751,285

HONG KONG 2.2%
Auto Components 0.2%
Xinyi Glass Holdings Ltd.	1,164,000	1,209,280

Automobiles 0.3%
Brilliance China Automotive Holdings Ltd.*	2,150,000	2,154,772

Construction Materials 0.1%
China Resources Cement Holdings Ltd. REG*	804,000	796,746

Distributors 0.4%
Li & Fung Ltd.	636,000	3,252,500

Industrial Conglomerates 0.9%
Hutchison Whampoa Ltd.	622,000	7,360,967

Machinery 0.1%
Lonking Holdings Ltd.	943,000	665,238

Semiconductors & Semiconductor Equipment 0.2%
GCL-Poly Energy Holdings Ltd.*	2,289,000	1,403,959

		16,843,462

INDIA 1.6%
Commercial Banks 0.1%
Canara Bank Ltd.	50,696	711,766

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
Consumer Finance 0.0%†
Shriram Transport Finance Co. Ltd.	23,900	$426,333

Electrical Equipment 0.3%
Bharat Heavy Electricals, Ltd.	56,407	2,609,546

Information Technology Services 1.1%
Infosys Technologies Ltd., ADR	117,011	8,389,689

Textiles, Apparel & Luxury Goods 0.1%
Titan Industries Ltd.	8,500	727,018

		12,864,352

IRELAND 2.6%
Airlines 0.1%
Ryanair Holdings PLC	142,010	668,333

Media 0.7%
WPP PLC	440,024	5,422,780

Pharmaceuticals 1.6%
Shire PLC	443,356	12,869,481

Professional Services 0.2%
Experian PLC	93,800	1,161,331

		20,121,925

ISRAEL 1.6%
Pharmaceuticals 1.4%
Teva Pharmaceutical Industries Ltd., ADR	210,519	10,561,738

Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd.*	64,626	1,630,514

		12,192,252

ITALY 0.2%
Commercial Banks 0.1%
Banca Monte dei Paschi di Siena SpA*	282,500	352,134
Unione di Banche Italiane SCPA	37,300	318,277

		670,411

Hotels, Restaurants & Leisure 0.1%
Lottomatica SpA	37,300	671,567

		1,341,978

JAPAN 9.7%
Auto Components 0.6%
Denso Corp.	142,600	4,742,151

Automobiles 0.9%
Toyota Motor Corp.	175,300	6,956,653

Capital Markets 0.2%
SBI Holdings, Inc.	11,200	1,408,083

Chemicals 0.8%
Nippon Shokubai Co., Ltd.	195,000	2,440,203
Teijin Ltd.	915,000	4,093,612

		6,533,815

Construction & Engineering 0.1%
JGC Corp.	41,000	956,786

Consumer Finance 0.2%
Credit Saison Co. Ltd.	85,900	1,386,113

Electrical Equipment 1.4%
Nidec Corp.	126,800	10,982,171

Electronic Equipment, Instruments & Components 1.2%
Anritsu Corp.	165,000	1,254,903
Keyence Corp.	21,840	5,575,364
Omron Corp.	76,000	2,139,584

		8,969,851

Machinery 2.4%
FANUC Corp.	48,200	7,285,765
Komatsu Ltd.	173,100	5,872,529
Makita Corp.	39,900	1,856,017
NGK Insulators Ltd.	97,000	1,733,322
Sumitomo Heavy Industries Ltd.	248,000	1,615,406

		18,363,039

Media 0.1%
CyberAgent, Inc.	300	1,057,268

Office Electronics 0.7%
Canon, Inc.	134,200	5,771,911

Specialty Retail 1.1%
Yamada Denki Co. Ltd.	127,870	8,593,151

		75,720,992

MEXICO 2.8%
Beverages 0.7%
Fomento Economico Mexicano SAB de CV, ADR	86,380	5,070,506

Media 0.7%
Grupo Televisa SA, ADR*	234,476	5,751,696

Wireless Telecommunication Services 1.4%
America Movil SAB de CV Series L, ADR	192,941	11,209,872

		22,032,074

MONGOLIA 0.1%
Metals & Mining 0.1%
Mongolian Mining Corp.*	533,300	680,720

NETHERLANDS 3.8%
Diversified Telecommunication Services 0.8%
Koninklijke KPN NV	365,996	6,241,020

Food & Staples Retailing 0.8%
Koninklijke Ahold NV	433,447	5,813,004

Food Products 0.7%
Unilever NV, CVA	174,630	5,471,615

Oil, Gas & Consumable Fuels 1.0%
Royal Dutch Shell PLC, Class B	223,349	8,110,714

Semiconductors & Semiconductor Equipment 0.2%
NXP Semiconductor NV*	36,953	1,108,590

Wireless Telecommunication Services 0.3%
VimpelCom Ltd., ADR	180,384	2,547,022

		29,291,965

NORWAY 0.6%
Energy Equipment & Services 0.3%
Aker Solutions ASA	110,300	2,535,594

Media 0.3%
Schibsted ASA	72,300	2,123,764

		4,659,358

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
PHILIPPINES 0.4%
Wireless Telecommunication Services 0.4%
Philippine Long Distance Telephone Co.	61,325	$3,269,916

RUSSIA 1.0%
Oil, Gas & Consumable Fuels 1.0%
Gazprom OAO, ADR	246,954	7,994,094

SINGAPORE 2.5%
Commercial Banks 0.9%
United Overseas Bank Ltd.	475,000	7,082,050

Industrial Conglomerates 1.4%
Keppel Corp. Ltd.	1,102,000	10,750,304

Machinery 0.2%
SembCorp Marine Ltd.	361,000	1,673,589

		19,505,943

SOUTH KOREA 3.3%
Auto Components 1.3%
Hyundai Mobis	33,989	10,133,803

Construction & Engineering 0.1%
Daelim Industrial Co., Ltd.	8,800	857,228

Internet Software & Services 0.8%
NHN Corp.*	36,900	6,438,082

Metals & Mining 0.4%
Hyundai Steel Co.	26,000	3,314,311

Pharmaceuticals 0.4%
Celltrion, Inc.	92,600	2,936,948

Software 0.3%
NCSoft Corp.	8,100	1,848,698

		25,529,070

SWEDEN 3.9%
Commercial Banks 1.1%
Swedbank AB	497,127	8,500,445

Communications Equipment 0.7%
Telefonaktiebolaget LM Ericsson, Class B	398,077	5,121,598

Diversified Financial Services 0.4%
Kinnevik Investment AB, Class B	138,302	3,222,006

Machinery 1.1%
Hexagon AB, Class B	133,033	3,174,352
Volvo AB, Class B*	321,396	5,649,530

		8,823,882

Media 0.0%†
Modern Times Group AB, Class B	3,300	250,422

Oil, Gas & Consumable Fuels 0.2%
Lundin Petroleum AB*	105,600	1,517,789

Tobacco 0.4%
Swedish Match AB	86,300	2,865,144

		30,301,286

SWITZERLAND 6.8%
Capital Markets 0.8%
Julius Baer Group Ltd. REG	150,197	6,502,552

Chemicals 0.9%
Syngenta AG REG	20,808	6,769,384

Electrical Equipment 0.5%
ABB Ltd. REG*	163,040	3,915,073

Food Products 1.3%
Nestle SA REG	179,972	10,306,121

Machinery 0.4%
Sulzer AG	20,600	3,095,035

Media 0.8%
Informa PLC	897,236	5,990,427

Pharmaceuticals 1.9%
Novartis AG REG	144,290	7,813,447
Roche Holding AG	50,380	7,192,520

		15,005,967

Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV	154,700	1,918,909

		53,503,468

TAIWAN 1.8%
Electronic Equipment, Instruments & Components 0.8%
Hon Hai Precision Industry Co., Ltd.	1,270,720	4,446,232
TPK Holding Co. Ltd.*	39,000	1,072,926
Wintek Corp.*	449,000	795,689

		6,314,847

Semiconductors & Semiconductor Equipment 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,327,629	7,973,881

		14,288,728

THAILAND 0.1%
Oil, Gas & Consumable Fuels 0.1%
Banpu PCL	15,300	388,333

TURKEY 0.5%
Commercial Banks 0.5%
Akbank TAS	876,499	4,247,693

UNITED KINGDOM 14.3%
Capital Markets 0.5%
Man Group PLC	447,900	1,764,911
Schroders PLC	66,300	1,847,046

		3,611,957

Chemicals 0.1%
Croda International PLC	34,500	928,973

Computers & Peripherals 0.1%
Imagination Technologies Group PLC*	99,000	680,536

Energy Equipment & Services 0.4%
John Wood Group PLC	46,300	473,995
Subsea 7 SA	119,600	3,018,714

		3,492,709

Food & Staples Retailing 0.9%
Tesco PLC	1,179,042	7,202,371

Health Care Equipment & Supplies 0.4%
Smith & Nephew PLC	277,127	3,122,696

Hotels, Restaurants & Leisure 1.4%
Compass Group PLC	1,241,902	11,163,254

Household Products 0.4%
Reckitt Benckiser Group PLC	68,311	3,506,435

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
Independent Power Producers & Energy Traders 0.9%
International Power PLC	1,420,862	$7,018,357

Insurance 0.1%
Willis Group Holdings PLC	18,000	726,480

Media 1.0%
ITV PLC*	1,308,700	1,622,257
Reed Elsevier PLC	677,873	5,867,733

		7,489,990

Multiline Retail 0.7%
Next PLC	167,234	5,306,362

Multi-Utilities 1.0%
Centrica PLC	1,515,516	7,903,128

Oil, Gas & Consumable Fuels 1.4%
Afren PLC*	675,299	1,765,256
BG Group PLC	368,941	9,159,138

		10,924,394

Professional Services 0.2%
Michael Page International PLC	149,870	1,233,876

Semiconductors & Semiconductor Equipment 0.3%
ARM Holdings PLC	236,478	2,194,352

Specialty Retail 0.7%
Kingfisher PLC	1,328,361	5,233,180

Textiles, Apparel & Luxury Goods 0.2%
Burberry Group PLC	85,900	1,617,926

Tobacco 2.3%
British American Tobacco PLC	190,813	7,651,147
Imperial Tobacco Group PLC	345,021	10,646,091

		18,297,238

Trading Companies & Distributors 0.2%
Wolseley PLC*	39,800	1,339,826

Wireless Telecommunication Services 1.1%
Vodafone Group PLC	3,069,294	8,746,910

		111,740,950

Total Common Stocks (cost $605,309,750)		738,720,652

Preferred Stocks 0.7%

	Shares	Market Value
GERMANY 0.7%
Media 0.5%
ProSiebenSat.1 Media AG	125,600	3,667,626

Textiles, Apparel & Luxury Goods 0.2%
Hugo Boss AG (Preference)	18,800	1,565,296

Total Preferred Stocks (cost $5,085,858)		5,232,922

Mutual Fund 4.6%

	Shares	Market Value
Money Market Fund 4.6%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16% (a)	35,682,946	35,682,946

Total Mutual Fund (cost $35,682,946)		35,682,946

Total Investments (cost $646,078,554) (b) — 99.8%		779,636,520
Other assets in excess of liabilities — 0.2%		1,890,959

NET ASSETS — 100.0%		$781,527,479

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $652,033,322 tax unrealized appreciation and depreciation were $131,713,715 and $(4,110,517), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
SCPA	Italian consortium joint-stock company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$4,077,667	$—	$4,077,667
Airlines	—	668,333	—	668,333
Auto Components	—	22,851,803	—	22,851,803
Automobiles	—	16,762,402	—	16,762,402
Beverages	5,070,506	9,385,747	—	14,456,253
Biotechnology	—	5,766,190	—	5,766,190
Capital Markets	1,784,121	11,522,592	—	13,306,713
Chemicals	6,422,987	20,239,654	—	26,662,641
Commercial Banks	10,231,825	38,226,630	—	48,458,455
Commercial Services & Supplies	—	1,267,530	—	1,267,530
Communications Equipment	—	8,400,441	—	8,400,441
Computers & Peripherals	—	680,536	—	680,536
Construction & Engineering	—	4,570,492	—	4,570,492
Construction Materials	—	3,781,004	—	3,781,004
Consumer Finance	—	1,812,446	—	1,812,446
Containers & Packaging	—	840,206	—	840,206
Distributors	—	3,252,500	—	3,252,500
Diversified Financial Services	—	3,222,006	—	3,222,006
Diversified Telecommunication Services	—	6,241,020	—	6,241,020
Electrical Equipment	—	19,933,060	—	19,933,060
Electronic Equipment, Instruments & Components	—	15,284,698	—	15,284,698
Energy Equipment & Services	—	19,345,751	—	19,345,751
Food & Staples Retailing	—	13,015,375	—	13,015,375
Food Products	—	24,358,364	—	24,358,364
Health Care Equipment & Supplies	—	11,962,835	—	11,962,835
Health Care Providers & Services	—	5,896,174	—	5,896,174
Hotels, Restaurants & Leisure	—	11,834,821	—	11,834,821
Household Products	—	3,506,435	—	3,506,435
Independent Power Producers & Energy Traders	—	7,018,357	—	7,018,357
Industrial Conglomerates	—	18,111,271	—	18,111,271
Information Technology Services	8,389,689	7,180,383	—	15,570,072
Insurance	5,321,056	4,342,338	—	9,663,394
Internet Software & Services	1,545,536	6,438,082	—	7,983,618
Machinery	—	36,728,736	—	36,728,736
Media	8,522,608	31,031,065	—	39,553,673
Metals & Mining	4,882,899	22,379,929	—	27,262,828
Multiline Retail	—	5,306,362	—	5,306,362
Multi-Utilities	—	7,903,128	—	7,903,128
Office Electronics	—	5,771,911	—	5,771,911
Oil, Gas & Consumable Fuels	33,173,566	34,787,508	—	67,961,074
Personal Products	984,456	—	—	984,456
Pharmaceuticals	11,074,781	47,242,499	—	58,317,280
Professional Services	—	2,395,207	—	2,395,207
Road & Rail	3,076,676	—	—	3,076,676
Semiconductors & Semiconductor Equipment	5,297,149	16,165,498	—	21,462,647
Software	1,605,243	8,335,003	—	9,940,246
Specialty Retail	—	13,826,331	—	13,826,331
Textiles, Apparel & Luxury Goods	—	13,949,854	—	13,949,854

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Tobacco	$—	$21,162,382	$—	$21,162,382
Trading Companies & Distributors	1,403,197	5,378,081	—	6,781,278
Wireless Telecommunication Services	13,756,894	12,016,826	—	25,773,720

Total Common Stocks	$122,543,189	$616,177,463	$—	$738,720,652

Mutual Fund	35,682,946	—	—	35,682,946
Preferred Stocks*	—	5,232,922	—	5,232,922

Total	$158,226,135	$621,410,385	$—	$779,636,520

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 96.9%

	Shares	Market Value
AUSTRALIA 2.5%
Capital Markets 0.2%
Macquarie Group Ltd.	25,500	$963,879

Chemicals 0.1%
Incitec Pivot Ltd.	155,500	696,121

Commercial Banks 1.4%
Australia & New Zealand Banking Group Ltd.	102,400	2,520,593
National Australia Bank Ltd.	207,500	5,545,942

		8,066,535

Diversified Financial Services 0.2%
Challenger Ltd.	203,200	1,036,049

Diversified Telecommunication Services 0.3%
Telstra Corp. Ltd.	658,600	1,921,123

Insurance 0.3%
QBE Insurance Group Ltd.	101,812	1,862,251

		14,545,958

AUSTRIA 0.8%
Commercial Banks 0.6%
Erste Group Bank AG	63,138	3,188,394

Oil, Gas & Consumable Fuels 0.2%
OMV AG	29,800	1,347,218

		4,535,612

BELGIUM 1.4%
Commercial Banks 0.9%
KBC Groep NV*	140,209	5,275,787

Food & Staples Retailing 0.5%
Delhaize Group SA	36,900	3,006,123

		8,281,910

BRAZIL 0.5%
Commercial Banks 0.2%
Banco do Brasil SA	51,000	919,946

Metals & Mining 0.3%
Vale SA - Preference Shares, ADR	67,400	1,989,648

		2,909,594

CANADA 3.5%
Auto Components 0.5%
Magna International, Inc.(a)	60,000	2,876,534

Chemicals 0.2%
Agrium, Inc.	12,600	1,163,567

Commercial Banks 0.7%
Laurentian Bank of Canada	13,000	678,762
National Bank of Canada(a)	20,100	1,633,501
Toronto-Dominion Bank (The)(a)	18,600	1,646,086

		3,958,349

Media 0.2%
Yellow Media, Inc.(a)	247,500	1,406,627

Metals & Mining 0.9%
First Quantum Minerals Ltd.	31,921	4,129,481
New Gold, Inc.*	106,800	1,256,924

		5,386,405

Oil, Gas & Consumable Fuels 1.0%
Nexen, Inc.	138,128	3,443,583
Penn West Petroleum Ltd.	75,606	2,099,344

		5,542,927

		20,334,409

CHINA 1.1%
Commercial Banks 0.5%
China Merchants Bank Co. Ltd., H Shares	950,000	2,626,158

Oil, Gas & Consumable Fuels 0.4%
China Petroleum & Chemical Corp., H Shares	840,000	838,752
China Shenhua Energy Co. Ltd., H Shares	329,000	1,548,525

		2,387,277

Real Estate Management & Development 0.1%
Evergrande Real Estate Group Ltd.	1,387,000	761,264

Textiles, Apparel & Luxury Goods 0.1%
Daphne International Holdings Ltd.	936,000	703,018

		6,477,717

DENMARK 0.1%
Commercial Banks 0.1%
Danske Bank AS*	36,664	810,457

FINLAND 0.6%
Paper & Forest Products 0.6%
Upm-Kymmene OYJ*	161,710	3,419,123

FRANCE 12.7%
Auto Components 0.0%†
Faurecia*	1,271	46,347

Automobiles 0.7%
Renault SA*	69,600	3,845,883

Building Products 0.5%
Compagnie De Saint-Gobain	47,800	2,923,241

Chemicals 0.4%
Rhodia SA	85,491	2,503,811

Commercial Banks 2.6%
BNP Paribas	83,332	6,091,961
Societe Generale	139,185	9,040,666

		15,132,627

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Construction & Engineering 1.2%
Bouygues SA	147,196	$7,065,746

Diversified Telecommunication Services 0.5%
France Telecom SA	113,900	2,557,473

Electrical Equipment 0.9%
Schneider Electric SA	29,881	5,103,427

Energy Equipment & Services 0.2%
Cie Generale de Geophysique-Veritas*	37,948	1,373,125

Hotels, Restaurants & Leisure 0.5%
Sodexo	42,555	3,109,306

Information Technology Services 0.6%
Cap Gemini SA	53,983	3,134,425

Media 1.1%
Lagardere SCA REG	10,900	464,862
Vivendi SA	201,068	5,735,944

		6,200,806

Multiline Retail 0.5%
PPR SA	19,073	2,921,202

Multi-Utilities 1.2%
GDF Suez	175,412	7,153,574

Pharmaceuticals 1.7%
Sanofi-Aventis SA	136,120	9,538,559

Trading Companies & Distributors 0.1%
Rexel SA*	14,400	363,473

		72,973,025

GERMANY 6.9%
Automobiles 0.7%
Daimler AG REG*	57,166	4,028,061

Chemicals 0.4%
Lanxess AG	33,704	2,526,053

Electric Utilities 0.9%
E.ON AG	168,500	5,123,937

Industrial Conglomerates 1.0%
Siemens AG REG	42,730	5,844,975

Insurance 2.3%
Allianz SE	76,724	10,743,329
Muenchener Rueckversicherungs AG REG	16,600	2,609,672

		13,353,001

Metals & Mining 0.4%
ThyssenKrupp AG	52,300	2,128,793

Pharmaceuticals 0.9%
Bayer AG REG	69,456	5,366,375

Transportation Infrastructure 0.3%
Hamburger Hafen und Logistik AG(a)	33,075	1,534,797

		39,905,992

HONG KONG 1.5%
Industrial Conglomerates 0.5%
Hutchison Whampoa Ltd.	237,000	2,804,741

Real Estate Management & Development 0.6%
New World Development Ltd.	535,487	944,136
Sun Hung Kai Properties Ltd.	171,000	2,707,961

		3,652,097

Specialty Retail 0.4%
Esprit Holdings Ltd.	432,700	1,983,931

		8,440,769

INDIA 0.3%
Metals & Mining 0.3%
Hindalco Industries Ltd.	175,600	823,358
Tata Steel Ltd.	57,000	795,604

		1,618,962

IRELAND 0.4%
Professional Services 0.4%
Experian PLC	197,935	2,450,620

ITALY 3.9%
Commercial Banks 1.2%
UniCredit SpA	2,820,622	6,952,405

Diversified Telecommunication Services 0.9%
Telecom Italia SpA	2,790,300	4,288,146
Telecom Italia SpA-RSP	606,200	814,316

		5,102,462

Electric Utilities 0.7%
Enel SpA	669,309	4,216,490

Gas Utilities 0.6%
Snam Rete Gas SpA	612,864	3,442,800

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	118,200	2,900,322

		22,614,479

JAPAN 21.6%
Auto Components 1.3%
Bridgestone Corp.	258,700	5,409,629
NGK Spark Plug Co., Ltd.(a)	115,000	1,572,129
Sumitomo Rubber Industries Ltd.	53,700	546,666

		7,528,424

Automobiles 2.8%
Isuzu Motors Ltd.	384,000	1,523,330
Nissan Motor Co., Ltd.	777,500	6,906,553
Toyota Motor Corp.	185,700	7,369,370

		15,799,253

Beverages 0.4%
Asahi Breweries Ltd.	128,300	2,133,115

Building Products 0.7%
Asahi Glass Co., Ltd.	212,000	2,667,245
Nippon Sheet Glass Co., Ltd.	396,000	1,142,992

		3,810,237

Chemicals 0.3%
Denki Kagaku Kogyo KK	77,000	380,087
DIC Corp.	229,000	532,622
Mitsubishi Gas Chemical Co., Inc.	105,000	752,767

		1,665,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Commercial Banks 1.6%
Mitsubishi UFJ Financial Group, Inc.	293,100	$1,350,506
Sumitomo Mitsui Financial Group, Inc.	243,437	7,552,707

		8,903,213

Computers & Peripherals 1.1%
Fujitsu Ltd.	768,000	4,340,008
Toshiba Corp.	420,000	2,053,633

		6,393,641

Diversified Financial Services 0.3%
ORIX Corp.(a)	19,540	1,831,551

Diversified Telecommunication Services 1.2%
Nippon Telegraph & Telephone Corp.	151,800	6,780,138

Electric Utilities 0.2%
Tokyo Electric Power Co., Inc. (The)	251,400	1,401,222

Electrical Equipment 1.6%
Furukawa Electric Co. Ltd.	244,000	986,268
Mitsubishi Electric Corp.	458,000	5,390,008
Sumitomo Electric Industries Ltd.	206,400	2,858,465

		9,234,741

Electronic Equipment, Instruments & Components 0.6%
FUJIFILM Holdings Corp.	118,000	3,657,440

Gas Utilities 0.2%
Tokyo Gas Co., Ltd.	262,000	1,195,083

Household Durables 0.8%
Sharp Corp.(a)	267,000	2,648,657
Sony Corp.	67,300	2,146,604

		4,795,261

Leisure Equipment & Products 0.0%†
Namco Bandai Holdings, Inc.(a)	22,700	247,296

Machinery 0.4%
Amada Co. Ltd.	245,000	2,045,966

Metals & Mining 0.5%
Dowa Holdings Co., Ltd.	74,000	460,820
JFE Holdings, Inc.	83,300	2,438,987

		2,899,807

Office Electronics 0.4%
Konica Minolta Holdings, Inc.	148,000	1,243,803
Ricoh Co., Ltd.	106,000	1,248,043

		2,491,846

Oil, Gas & Consumable Fuels 1.0%
JX Holdings, Inc.	832,400	5,592,550

Personal Products 0.1%
Shiseido Co., Ltd.(a)	15,600	270,211

Real Estate Management & Development 0.2%
Mitsui Fudosan Co., Ltd.	65,000	1,068,499

Road & Rail 0.8%
East Japan Railway Co.	58,900	3,270,658
Nippon Express Co., Ltd.	327,000	1,254,363

		4,525,021

Semiconductors & Semiconductor Equipment 0.2%
Sumco Corp.*	45,800	921,066

Software 0.3%
Konami Corp.(a)	20,400	376,937
Nintendo Co., Ltd.	5,900	1,604,268

		1,981,205

Tobacco 1.4%
Japan Tobacco, Inc.	2,292	8,286,462

Trading Companies & Distributors 2.4%
Marubeni Corp.	311,000	2,235,093
Mitsubishi Corp.	79,100	2,193,318
Mitsui & Co., Ltd.	317,900	5,691,641
Sumitomo Corp.	257,400	3,678,562

		13,798,614

Wireless Telecommunication Services 0.8%
KDDI Corp.	765	4,729,750

		123,987,088

NETHERLANDS 8.5%
Chemicals 0.4%
Koninklijke DSM NV	41,700	2,563,875

Diversified Financial Services 2.2%
ING Groep NV, CVA*	990,852	12,577,696

Diversified Telecommunication Services 0.7%
Koninklijke KPN NV	241,299	4,114,667

Food & Staples Retailing 0.4%
Koninklijke Ahold NV	186,500	2,501,172

Food Products 0.7%
Unilever NV, CVA	119,732	3,751,517

Industrial Conglomerates 0.4%
Koninklijke Philips Electronics NV*(a)	62,479	2,001,387

Insurance 0.4%
Aegon NV*	283,900	2,125,800

Oil, Gas & Consumable Fuels 3.3%
Royal Dutch Shell PLC-EUR, Class A	192,400	6,999,183
Royal Dutch Shell PLC-GBP, Class A	336,801	12,216,924

		19,216,107

		48,852,221

NORWAY 1.0%
Commercial Banks 0.7%
DnB NOR ASA	264,235	4,051,458

Diversified Telecommunication Services 0.3%
Telenor ASA	99,300	1,634,300

		5,685,758

POLAND 0.2%
Metals & Mining 0.2%
KGHM Polska Miedz SA	14,800	938,783

PORTUGAL 0.3%
Electric Utilities 0.3%
EDP - Energias de Portugal SA	512,400	1,994,950

RUSSIA 0.7%
Oil, Gas & Consumable Fuels 0.7%
Gazprom OAO, ADR	89,300	2,887,962
LUKOIL OAO, ADR	13,900	992,321

		3,880,283

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
SINGAPORE 0.7%
Diversified Telecommunication Services 0.4%
Singapore Telecommunications Ltd.	1,067,000	$2,554,797

Industrial Conglomerates 0.3%
SembCorp Industries Ltd.	408,000	1,687,065

		4,241,862

SOUTH AFRICA 0.4%
Diversified Financial Services 0.4%
African Bank Investments Ltd.	363,545	2,033,659

SOUTH KOREA 1.5%
Commercial Banks 0.3%
Hana Financial Group, Inc.	24,100	1,040,692
KB Financial Group, Inc.	11,746	614,437

		1,655,129

Electronic Equipment, Instruments & Components 0.1%
LG Display Co., Ltd.	13,800	432,508

Household Durables 0.2%
LG Electronics, Inc.	11,540	1,103,472

Semiconductors & Semiconductor Equipment 0.9%

Samsung Electronics Co., Ltd.	6,490	5,503,297

		8,694,406

SPAIN 1.5%
Commercial Banks 0.8%
Banco Bilbao Vizcaya Argentaria SA	360,095	4,368,906

Diversified Telecommunication Services 0.7%
Telefonica SA	168,979	4,238,788

		8,607,694

SWEDEN 0.4%
Commercial Banks 0.4%
Swedbank AB(a)	146,810	2,510,325

SWITZERLAND 4.7%
Capital Markets 0.9%
UBS AG REG*	286,321	5,150,937

Chemicals 0.1%
Clariant AG*	39,600	713,417

Construction Materials 0.5%
Holcim Ltd. REG	38,676	2,906,860

Insurance 0.7%
Zurich Financial Services AG	14,435	4,035,117

Media 0.4%
Informa PLC	300,500	2,006,298

Metals & Mining 0.5%
Xstrata PLC	122,388	2,855,505

Pharmaceuticals 1.6%
Novartis AG REG	106,950	5,791,448
Roche Holding AG	24,100	3,440,646

		9,232,094

		26,900,228

TAIWAN 0.7%
Electronic Equipment, Instruments & Components 0.2%
AU Optronics Corp.*	1,067,000	929,274

Information Technology Services 0.4%
Hon Hai Precision Industry Co., Ltd., GDR REG	112,603	788,818
Hon Hai Precision Industry Co., Ltd., GDR REG(a)	201,443	1,435,868

Semiconductors & Semiconductor Equipment 0.1%
Powertech Technology, Inc.	231,000	723,474

		3,877,434

TURKEY 0.2%
Commercial Banks 0.2%
Turkiye Is Bankasi, Class C	168,800	538,893
Turkiye Vakiflar Bankasi Tao, Class D	179,400	447,735

		986,628

UNITED KINGDOM 18.3%
Aerospace & Defense 0.5%
BAE Systems PLC	564,800	2,943,509

Auto Components 0.4%
GKN PLC	680,900	2,188,844

Capital Markets 0.3%
Man Group PLC	452,248	1,782,044

Commercial Banks 3.0%
Barclays PLC	1,617,068	7,260,568
HSBC Holdings PLC	268,786	2,776,320
Lloyds Banking Group PLC*	5,518,980	5,128,258
Standard Chartered PLC	83,210	2,158,376

		17,323,522

Commercial Services & Supplies 0.1%
Rentokil Initial PLC*	504,300	727,749

Distributors 0.2%
Inchcape PLC*	199,530	1,107,197

Diversified Telecommunication Services 0.4%
BT Group PLC	755,182	2,243,954

Hotels, Restaurants & Leisure 0.6%
Intercontinental Hotels Group PLC	160,802	3,295,283
Thomas Cook Group PLC	117,400	320,750

		3,616,033

Independent Power Producers & Energy Traders 0.4%
International Power PLC	410,673	2,028,522

Industrial Conglomerates 0.5%
Cookson Group PLC*	240,202	2,652,028

Insurance 1.2%
Aviva PLC	329,500	2,286,479
Prudential PLC	388,961	4,404,859

		6,691,338

Metals & Mining 1.6%
Petropavlovsk PLC	64,212	1,027,650
Rio Tinto PLC	113,100	7,995,977

		9,023,627

Multi-Utilities 0.7%
Centrica PLC	764,189	3,985,100

Oil, Gas & Consumable Fuels 2.5%
BP PLC	1,433,946	10,535,326
Cairn Energy PLC*	350,637	2,598,011

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Oil, Gas & Consumable Fuels (continued)
Tullow Oil PLC	65,456	$1,518,885

		14,652,222

Pharmaceuticals 2.1%
AstraZeneca PLC	158,900	7,300,282
GlaxoSmithKline PLC	260,495	4,963,647

		12,263,929

Road & Rail 0.1%
Firstgroup PLC	106,900	558,944

Tobacco 1.3%
British American Tobacco PLC	81,381	3,263,184

Imperial Tobacco Group PLC	137,700	4,248,921

		7,512,105

Wireless Telecommunication Services 2.4%
Vodafone Group PLC	4,809,035	13,704,844

		105,005,511

Total Common Stocks (cost $519,523,417)		557,515,457

Preferred Stock 0.7%

	Shares	Market Value
GERMANY 0.7%
Automobiles 0.7%
Volkswagen AG	26,845	4,338,771

Total Preferred Stock (cost $3,055,565)		4,338,771

Right 0.0%†

	Number of Rights	Market Value
DENMARK 0.0%†
Commercial Banks 0.0%†
Danske Bank AS 4/4/2011*(b)	36,664	70,845

Total Right (cost $–)		70,845

Mutual Fund 2.8%

	Shares	Market Value
Money Market Fund 2.8%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(c)	15,951,315	15,951,315

Total Mutual Fund (cost $15,951,315)		15,951,315

Repurchase Agreements 2.8%

	Principal Amount	Market Value
Morgan Stanley, Morgan Stanley, 0.18%, dated 3/31/11, due 04/01/11, repurchase price $3,000,015, collateralized by U.S. Government Agency Securities 3.00% - 10.00%, maturing 09/01/13 - 04/01/41; total market value of $3,060,000(d)	$3,000,000	$3,000,000
Goldman Sachs & Co., Goldman Sachs & Co., 0.14%, dated 03/31/11, due 04/01/11, repurchase price $12,825,923, collateralized by Government Agency Mortgage Securities 3.00 - 6.00%, maturing 07/20/18 - 03/20/41; total market value $13,082,391 (d)	12,825,873	12,825,873

Total Repurchase Agreements (cost $15,825,873)		15,825,873

Total Investments (cost $554,356,170) (e) — 103.2%		593,702,261
Liabilities in excess of other assets — (3.2)%		(18,295,079)

NET ASSETS — 100.0%		$575,407,182

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $14,858,221.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of March 31, 2011.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2011, was $15,825,873.
(e)	At March 31, 2011, the tax basis cost of the Fund’s investments was $565,605,612, tax unrealized appreciation and depreciation were $47,935,783 and $(19,839,134), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

EUR	EURO
GBP	Great British Pound
GDR	Global Depositary Receipt
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

At March 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	JPMorgan Chase Bank	4/15/11	(4,638,000)	$(4,603,679)	$(4,790,853)	$(187,174)
Australian Dollar	JPMorgan Chase Bank	4/15/11	(2,398,000)	(2,338,506)	(2,477,031)	(138,525)
Australian Dollar	Morgan Stanley Co., Inc.	5/09/11	(890,000)	(877,439)	(916,567)	(39,128)
British Pound	JPMorgan Chase Bank	4/15/11	(4,989,000)	(7,995,970)	(8,002,439)	(6,469)
British Pound	Barclays Bank PLC	5/09/11	(356,628)	(574,643)	(571,877)	2,766
British Pound	HSBC Bank PLC	5/09/11	(1,244,731)	(2,011,984)	(1,996,010)	15,974
British Pound	Citibank NA	5/09/11	(1,453,722)	(2,332,093)	(2,331,140)	953
Canadian Dollar	JPMorgan Chase Bank	4/15/11	(12,264,000)	(12,276,276)	(12,646,951)	(370,675)
Canadian Dollar	JPMorgan Chase Bank	4/15/11	(889,000)	(898,388)	(916,759)	(18,371)
Canadian Dollar	JPMorgan Chase Bank	4/15/11	(2,185,000)	(2,200,381)	(2,253,228)	(52,847)
Canadian Dollar	JPMorgan Chase Bank	7/15/11	(803,000)	(817,852)	(826,296)	(8,444)
Canadian Dollar	JPMorgan Chase Bank	7/15/11	(1,769,000)	(1,805,157)	(1,820,322)	(15,165)
Euro	JPMorgan Chase Bank	4/15/11	(26,827,000)	(34,728,088)	(38,012,339)	(3,284,251)
Euro	JPMorgan Chase Bank	4/15/11	(1,241,000)	(1,602,268)	(1,758,427)	(156,159)
Euro	Barclays Bank PLC	5/09/11	(722,812)	(988,252)	(1,023,754)	(35,502)
Euro	Royal Bank of Canada	5/09/11	(1,554,116)	(2,206,176)	(2,201,172)	5,004
Euro	Citibank NA	5/09/11	(1,812,645)	(2,524,850)	(2,567,340)	(42,490)
Euro	HSBC Bank PLC	5/09/11	(1,899,759)	(2,589,244)	(2,690,724)	(101,480)
Euro	State Street Bank and Trust Co.	5/09/11	(540,092)	(749,869)	(764,959)	(15,090)
Euro	JPMorgan Chase Bank	7/15/11	(4,700,000)	(6,662,579)	(6,646,552)	16,027
Euro	JPMorgan Chase Bank	7/15/11	(3,166,000)	(4,488,027)	(4,477,231)	10,796
Hong Kong Dollar	JPMorgan Chase Bank	4/15/11	(22,186,000)	(2,854,999)	(2,852,471)	2,528
Hong Kong Dollar	Morgan Stanley Co., Inc.	5/09/11	(8,261,425)	(1,060,000)	(1,062,401)	(2,401)
Japanese Yen	JPMorgan Chase Bank	4/15/11	(230,745,000)	(2,779,190)	(2,774,216)	4,974
Japanese Yen	JPMorgan Chase Bank	4/15/11	(1,098,776,000)	(13,279,383)	(13,210,433)	68,950
Japanese Yen	State Street Bank and Trust Co.	5/09/11	(140,023,107)	(1,694,292)	(1,683,715)	10,577
Japanese Yen	Royal Bank of Scotland	5/09/11	(233,986,394)	(2,801,917)	(2,813,582)	(11,665)
Japanese Yen	HSBC Bank PLC	5/09/11	(140,313,793)	(1,727,834)	(1,687,210)	40,624
Japanese Yen	JPMorgan Chase Bank	7/15/11	(506,215,000)	(6,173,805)	(6,090,265)	83,540
New Zealand Dollar	JPMorgan Chase Bank	4/15/11	(4,370,000)	(3,273,480)	(3,332,067)	(58,587)
New Zealand Dollar	JPMorgan Chase Bank	4/15/11	(2,971,000)	(2,193,846)	(2,265,348)	(71,502)
Norwegian Krone	JPMorgan Chase Bank	4/15/11	(76,704,000)	(13,738,752)	(13,862,093)	(123,341)
Norwegian Krone	JPMorgan Chase Bank	7/15/11	(12,484,000)	(2,224,503)	(2,244,481)	(19,978)
Swedish Krona	JPMorgan Chase Bank	4/15/11	(53,605,000)	(8,492,809)	(8,488,205)	4,604
Swiss Franc	JPMorgan Chase Bank	4/15/11	(2,859,000)	(3,074,855)	(3,112,808)	(37,953)
Swiss Franc	JPMorgan Chase Bank	4/15/11	(15,181,000)	(15,649,709)	(16,528,695)	(878,986)
Swiss Franc	Barclays Bank PLC	5/09/11	(1,748,906)	(1,810,270)	(1,904,365)	(94,095)

Total Short Contracts				$(178,101,365)	$(183,604,326)	$(5,502,961)

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	JPMorgan Chase Bank	4/15/11	10,726,000	$10,505,044	$11,079,493	$574,449
Australian Dollar	Credit Suisse International	5/09/11	1,500,986	1,505,189	1,545,791	40,602
Australian Dollar	Westpac Banking Corp.	5/09/11	1,103,601	1,133,490	1,136,544	3,054
Australian Dollar	HSBC Bank PLC	5/09/11	631,519	624,890	650,369	25,479
Australian Dollar	JPMorgan Chase Bank	7/15/11	3,980,000	3,968,497	4,064,097	95,600
British Pound	JPMorgan Chase Bank	4/15/11	4,269,000	6,626,726	6,847,547	220,821
British Pound	JPMorgan Chase Bank	4/15/11	720,000	1,162,858	1,154,892	(7,966)
British Pound	Deutsche Bank Securities, Inc.	5/09/11	441,284	710,783	707,629	(3,154)
British Pound	HSBC Bank PLC	5/09/11	263,783	425,442	422,993	(2,449)
British Pound	State Street Bank and Trust Co.	5/09/11	755,088	1,231,692	1,210,834	(20,858)
British Pound	State Street Bank and Trust Co.	5/09/11	372,385	600,404	597,144	(3,260)
British Pound	Royal Bank of Scotland	5/09/11	738,141	1,181,085	1,183,659	2,574
British Pound	JPMorgan Chase Bank	7/15/11	4,508,000	7,373,375	7,221,095	(152,280)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Currency (Continued)	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts: (continued)
Canadian Dollar	JPMorgan Chase Bank	4/15/11	1,096,000	$1,113,436	$1,130,223	$16,787
Canadian Dollar	JPMorgan Chase Bank	4/15/11	1,782,000	1,834,334	1,837,644	3,310
Canadian Dollar	Toronto Dominion Bank	5/09/11	4,805,160	4,856,395	4,952,752	96,357
Euro	JPMorgan Chase Bank	4/15/11	9,892,000	13,701,706	14,016,403	314,697
Euro	JPMorgan Chase Bank	4/15/11	18,176,000	24,541,599	25,754,362	1,212,763
Euro	Goldman Sachs	5/09/11	2,263,494	3,157,823	3,205,900	48,077
Euro	Westpac Banking Corp.	5/09/11	307,792	429,558	435,941	6,383
Euro	HSBC Bank PLC	5/09/11	1,030,852	1,403,547	1,460,046	56,499
Euro	Citibank NA	5/09/11	713,512	1,008,066	1,010,582	2,516
Euro	Credit Suisse International	5/09/11	823,853	1,153,214	1,166,865	13,651
Euro	Barclays Bank PLC	5/09/11	853,807	1,175,807	1,209,290	33,483
Euro	JPMorgan Chase Bank	7/15/11	4,700,000	6,499,301	6,646,552	147,251
Hong Kong Dollar	JPMorgan Chase Bank	4/15/11	22,186,000	2,855,110	2,852,472	(2,638)
Hong Kong Dollar	HSBC Bank PLC	5/09/11	5,299,768	681,467	681,538	71
Japanese Yen	JPMorgan Chase Bank	4/15/11	1,192,531,000	14,731,517	14,337,637	(393,880)
Japanese Yen	Morgan Stanley Co., Inc.	5/09/11	41,785,944	511,162	502,457	(8,705)
Japanese Yen	Credit Suisse International	5/09/11	64,960,524	789,458	781,121	(8,337)
Japanese Yen	Goldman Sachs	5/09/11	37,288,257	455,521	448,375	(7,146)
Japanese Yen	State Street Bank and Trust Co.	5/09/11	139,014,008	1,670,982	1,671,581	599
Japanese Yen	Credit Suisse International	5/09/11	74,472,980	888,317	895,504	7,187
Japanese Yen	Westpac Banking Corp.	5/09/11	80,580,932	967,686	968,950	1,264
New Zealand Dollar	JPMorgan Chase Bank	4/15/11	7,341,000	5,537,977	5,597,415	59,438
Norwegian Krone	JPMorgan Chase Bank	4/15/11	3,451,000	591,908	623,671	31,763
Norwegian Krone	JPMorgan Chase Bank	4/15/11	73,253,000	12,224,745	13,238,421	1,013,676
Norwegian Krone	Barclays Bank PLC	5/09/11	3,253,466	565,214	587,217	22,003
Norwegian Krone	Toronto Dominion Bank	5/09/11	8,997,778	1,549,322	1,624,007	74,685
Swedish Krona	JPMorgan Chase Bank	4/15/11	39,656,000	5,770,042	6,279,419	509,377
Swedish Krona	JPMorgan Chase Bank	4/15/11	49,108,000	7,092,443	7,776,118	683,675
Swedish Krona	JPMorgan Chase Bank	4/15/11	2,742,000	422,483	434,188	11,705
Swiss Franc	JPMorgan Chase Bank	4/15/11	7,761,000	7,999,877	8,449,984	450,107
Swiss Franc	JPMorgan Chase Bank	4/15/11	12,373,000	12,764,750	13,471,414	706,664
Swiss Franc	JPMorgan Chase Bank	7/15/11	5,133,000	5,686,526	5,592,600	(93,926)

Total Long Contracts				$181,680,768	$187,462,736	$5,781,968

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Counterparty	Delivery Date	Currency Received	Currency Delivered	Market Value	Contract Value	Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	5/09/11	20,409,507 Australian Dollar	(20,179,083) Canadian Dollar	$20,798,891	$21,018,730	$219,839
Citibank NA	5/09/11	1,366,195 Canadian Dollar	(10,651,096) Hong Kong Dollar	1,369,707	1,408,158	38,451
Toronto Dominion Bank	5/09/11	4,248,015 Canadian Dollar	(3,106,591) Euro	4,400,020	4,378,494	(21,526)
Citibank NA	5/09/11	20,536,216 Canadian Dollar	(12,808,805) British Pound	20,539,772	21,166,993	627,221
State Street Bank and Trust Co.	5/09/11	3,283,816 Canadian Dollar	(19,058,381) Norwegian Krone	3,439,843	3,384,680	(55,163)
Royal Bank of Canada	5/09/11	7,081,892 Swiss Franc	(7,506,401) Canadian Dollar	7,736,963	7,711,399	(25,564)
Royal Bank of Scotland (The)	5/09/11	605,227 British Pound	(81,156,987) Japanese Yen	975,876	970,521	(5,355)
State Street Bank and Trust Co.	5/09/11	534,111 British Pound	(630,928) Euro	893,615	856,483	(37,132)
Royal Bank of Canada	5/09/11	10,549,085 Hong Kong Dollar	(109,091,664) Japanese Yen	1,311,778	1,356,589	44,811
BNP Paribas	5/09/11	165,338,575 Japanese Yen	(2,011,293) Canadian Dollar	2,073,071	1,988,122	(84,949)
Toronto Dominion Bank	5/09/11	5,647,314 Norwegian Krone	(710,698) Euro	1,006,597	1,019,282	12,685
State Street Bank and Trust Co.	5/09/11	37,185,988 Swedish Krona	(5,719,834) Canadian Dollar	5,895,520	5,881,147	(14,373)
HSBC Bank	5/09/11	2,467,227 Singapore Dollar	(1,929,387) Canadian Dollar	1,988,649	1,957,366	(31,283)
Barclays Bank PLC	5/09/11	733,830 Singapore Dollar	(358,711) British Pound	575,217	582,181	6,964

				$73,005,519	$73,680,145	$674,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$2,943,509	$—	$2,943,509
Auto Components	2,876,534	9,763,615	—	12,640,149
Automobiles	—	23,673,197	—	23,673,197
Beverages	—	2,133,115	—	2,133,115
Building Products	—	6,733,478	—	6,733,478
Capital Markets	—	7,896,860	—	7,896,860
Chemicals	1,163,567	10,668,753	—	11,832,320
Commercial Banks	4,878,295	81,851,544	—	86,729,839
Commercial Services & Supplies	—	727,749	—	727,749
Computers & Peripherals	—	6,393,641	—	6,393,641
Construction & Engineering	—	7,065,746	—	7,065,746
Construction Materials	—	2,906,860	—	2,906,860
Distributors	—	1,107,197	—	1,107,197
Diversified Financial Services	—	17,478,955	—	17,478,955
Diversified Telecommunication Services	—	31,147,702	—	31,147,702
Electric Utilities	—	12,736,599	—	12,736,599
Electrical Equipment	—	14,338,168	—	14,338,168
Electronic Equipment, Instruments & Components	—	5,019,222	—	5,019,222
Energy Equipment & Services	—	1,373,125	—	1,373,125
Food & Staples Retailing	—	5,507,295	—	5,507,295
Food Products	—	3,751,517	—	3,751,517
Gas Utilities	—	4,637,883	—	4,637,883
Hotels, Restaurants & Leisure	—	6,725,339	—	6,725,339
Household Durables	—	5,898,733	—	5,898,733
Independent Power Producers & Energy Traders	—	2,028,522	—	2,028,522
Industrial Conglomerates	—	14,990,196	—	14,990,196
Information Technology Services	788,818	4,570,293	—	5,359,111
Insurance	—	28,067,507	—	28,067,507
Leisure Equipment & Products	—	247,296	—	247,296
Machinery	—	2,045,966	—	2,045,966
Media	1,406,627	8,207,104	—	9,613,731
Metals & Mining	7,376,053	19,465,477	—	26,841,530
Multiline Retail	—	2,921,202	—	2,921,202
Multi-Utilities	—	11,138,674	—	11,138,674
Office Electronics	—	2,491,846	—	2,491,846
Oil, Gas & Consumable Fuels	9,423,210	46,095,696	—	55,518,906
Paper & Forest Products	—	3,419,123	—	3,419,123
Personal Products	—	270,211	—	270,211
Pharmaceuticals	—	36,400,957	—	36,400,957
Professional Services	—	2,450,620	—	2,450,620
Real Estate Management & Development	—	5,481,860	—	5,481,860
Road & Rail	—	5,083,965	—	5,083,965
Semiconductors & Semiconductor Equipment	—	7,147,837	—	7,147,837
Software	—	1,981,205	—	1,981,205
Specialty Retail	—	1,983,931	—	1,983,931
Textiles, Apparel & Luxury Goods	—	703,018	—	703,018

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Tobacco	$—	$15,798,567	$—	$15,798,567
Trading Companies & Distributors	—	14,162,087	—	14,162,087
Transportation Infrastructure	—	1,534,797	—	1,534,797
Wireless Telecommunication Services	—	18,434,594	—	18,434,594

Total Common Stocks	$27,913,104	$529,602,353	$—	$557,515,457

Forward Foreign Currency Contracts	—	7,703,855	—	7,703,855
Mutual Fund	15,951,315	—	—	15,951,315
Preferred Stock*	—	4,338,771	—	4,338,771
Repurchase Agreements	—	15,825,873	—	15,825,873
Right*	—	70,845	—	70,845

Total Assets	$43,864,419	$557,541,697	$—	$601,406,116

Liabilities:
Forward Foreign Currency Contracts	—	(6,750,222)	—	(6,750,222)

Total Liabilities	$—	$(6,750,222)	$—	$(6,750,222)

Total	$43,864,419	$550,791,475	$—	$594,655,894

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A Forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2011

Assets:		Fair Value
Forward foreign currency contracts	Unrealized appreciation from forward foreign currency contracts	$7,703,855

Total		$7,703,855

Liabilities:
Forward foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	$(6,750,222)

Total		$(6,750,222)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 97.9%

	Shares	Market Value
Aerospace & Defense 3.8%
Boeing Co. (The)	113,582	$8,397,117
Goodrich Corp.	43,100	3,686,343
Precision Castparts Corp.	81,114	11,938,359
Rockwell Collins, Inc.	64,704	4,194,760
United Technologies Corp.	142,111	12,029,696

		40,246,275

Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	59,600	4,418,148

Auto Components 1.5%
BorgWarner, Inc.*	135,568	10,803,414
Johnson Controls, Inc.	116,510	4,843,321

		15,646,735

Automobiles 0.7%
Daimler AG REG*	44,874	3,176,630
Ford Motor Co.*	284,500	4,241,895

		7,418,525

Beverages 1.0%
Coca-Cola Co. (The)	152,187	10,097,607

Biotechnology 0.4%
Amgen, Inc.*	80,246	4,289,149

Capital Markets 2.6%
Charles Schwab Corp. (The)	228,300	4,116,249
Franklin Resources, Inc.	48,200	6,028,856
Goldman Sachs Group, Inc. (The)	66,500	10,538,255
TD Ameritrade Holding Corp.	331,420	6,916,735

		27,600,095

Chemicals 1.0%
Ecolab, Inc.	64,900	3,311,198
Potash Corp. of Saskatchewan, Inc.	126,450	7,451,699

		10,762,897

Commercial Banks 0.3%
Itau Unibanco Holding SA ADR-BR	144,539	3,476,163

Communications Equipment 3.3%
Juniper Networks, Inc.*	342,015	14,391,991
QUALCOMM, Inc.	359,700	19,722,351

		34,114,342

Computers & Peripherals 9.9%
Apple, Inc.*	178,586	62,228,292
EMC Corp.*	824,799	21,898,413
Hewlett-Packard Co.	129,719	5,314,587
NetApp, Inc.*	198,254	9,551,878
SanDisk Corp.*	101,587	4,682,145

		103,675,315

Construction & Engineering 0.7%
Fluor Corp.	103,900	7,653,274

Diversified Financial Services 2.2%
CME Group, Inc.	26,001	7,840,602
IntercontinentalExchange, Inc.*	28,110	3,472,709
JPMorgan Chase & Co.	243,634	11,231,527

		22,544,838

Electrical Equipment 0.9%
Emerson Electric Co.	79,907	4,668,966
Rockwell Automation, Inc.	54,482	5,156,721

		9,825,687

Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	278,066	5,736,502

Energy Equipment & Services 5.3%
Baker Hughes, Inc.	88,496	6,498,261
Cameron International Corp.*	103,049	5,884,098
FMC Technologies, Inc.*	88,100	8,323,688
Halliburton Co.	213,750	10,653,300
National Oilwell Varco, Inc.	52,874	4,191,322
Schlumberger Ltd.	212,482	19,816,072

		55,366,741

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	55,000	4,032,600

Food Products 1.0%
Green Mountain Coffee Roasters, Inc.*	78,500	5,071,885
Mead Johnson Nutrition Co.	89,454	5,182,070

		10,253,955

Health Care Equipment & Supplies 1.3%
Covidien PLC	84,836	4,406,382
Edwards Lifesciences Corp.*	20,400	1,774,800
Intuitive Surgical, Inc.*	9,600	3,201,216
Varian Medical Systems, Inc.*	58,100	3,929,884

		13,312,282

Health Care Providers & Services 3.2%
Express Scripts, Inc.*	339,840	18,898,502
UnitedHealth Group, Inc.	314,522	14,216,395

		33,114,897

Health Care Technology 0.5%
Cerner Corp.*	43,100	4,792,720

Hotels, Restaurants & Leisure 3.0%
Ctrip.com International Ltd. ADR-CN*	87,500	3,630,375
Las Vegas Sands Corp.*	142,000	5,995,240
Starbucks Corp.	317,975	11,749,176

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Starwood Hotels & Resorts Worldwide, Inc.	99,469	$5,781,139
Yum! Brands, Inc.	85,500	4,392,990

		31,548,920

Household Products 0.6%
Procter & Gamble Co. (The)	97,289	5,993,002

Industrial Conglomerates 0.8%
3M Co.	40,524	3,788,994
General Electric Co.	242,230	4,856,712

		8,645,706

Information Technology Services 3.2%
Cognizant Technology Solutions Corp., Class A*	331,502	26,984,263
Visa, Inc., Class A	85,000	6,257,700

		33,241,963

Insurance 0.4%
MetLife, Inc.	101,343	4,533,072

Internet & Catalog Retail 5.1%
Amazon.com, Inc.*	153,545	27,658,061
Netflix, Inc.*	39,227	9,309,744
priceline.com, Inc.*	32,792	16,607,180

		53,574,985

Internet Software & Services 4.7%
Baidu, Inc. ADR-CN*	100,011	13,782,516
Google, Inc., Class A*	39,983	23,438,434
SINA Corp.*	74,770	8,003,381
VeriSign, Inc.	114,800	4,156,908

		49,381,239

Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.*	119,746	5,362,226
Illumina, Inc.*	87,794	6,151,726
Waters Corp.*	52,977	4,603,701

		16,117,653

Machinery 6.4%
Caterpillar, Inc.	86,652	9,648,700
Cummins, Inc.	117,524	12,882,981
Danaher Corp.	213,000	11,054,700
Deere & Co.	83,000	8,041,870
Eaton Corp.	113,060	6,268,047
Flowserve Corp.	49,811	6,415,657
Illinois Tool Works, Inc.	127,500	6,849,300
Parker Hannifin Corp.	59,140	5,599,375

		66,760,630

Media 2.2%
DIRECTV Group, Inc. (The), Class A*	129,170	6,045,156
Scripps Networks Interactive, Inc., Class A	83,800	4,197,542
Walt Disney Co. (The)	292,706	12,612,702

		22,855,400

Metals & Mining 3.6%
Allegheny Technologies, Inc.	173,564	11,753,754
Cliffs Natural Resources, Inc.	68,700	6,751,836
Freeport-McMoRan Copper & Gold, Inc.	258,608	14,365,674
Walter Energy, Inc.	34,400	4,658,792

		37,530,056

Multiline Retail 1.1%
Dollar General Corp.*	122,700	3,846,645
Macy’s, Inc.	153,720	3,729,247
Nordstrom, Inc.	95,733	4,296,497

		11,872,389

Oil, Gas & Consumable Fuels 5.8%
Canadian Natural Resources Ltd.	212,013	10,479,802
Denbury Resources, Inc.*	108,757	2,653,671
Devon Energy Corp.	45,506	4,176,086
EOG Resources, Inc.	64,029	7,588,077
Hess Corp.	61,240	5,218,260
Newfield Exploration Co.*	70,588	5,365,394
Occidental Petroleum Corp.	130,660	13,652,663
Peabody Energy Corp.	49,400	3,554,824
Petroleo Brasileiro SA-Preference Shares ADR-BR	113,400	4,030,236
Range Resources Corp.	73,369	4,289,152

		61,008,165

Personal Products 0.5%
Estee Lauder Cos., Inc. (The), Class A	54,200	5,222,712

Pharmaceuticals 1.5%
Allergan, Inc.	144,338	10,250,885
Shire PLC ADR-IE	67,000	5,835,700

		16,086,585

Road & Rail 1.7%
Union Pacific Corp.	183,113	18,005,501

Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	109,300	4,811,386
ARM Holdings PLC ADR-UK	112,948	3,181,745
ASML Holding NV NYRS-NL REG*	93,700	4,169,650
First Solar, Inc.*	25,529	4,106,085
Micron Technology, Inc.*	273,470	3,133,966
Texas Instruments, Inc.	115,100	3,977,856

		23,380,688

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Software 9.8%
Adobe Systems, Inc.*	135,064	$4,478,722
Autodesk, Inc.*	134,300	5,923,973
Check Point Software Technologies Ltd.*	142,380	7,268,499
Citrix Systems, Inc.*	333,948	24,531,820
Intuit, Inc.*	85,200	4,524,120
Oracle Corp.	1,076,508	35,923,072
Salesforce.com, Inc.*	122,400	16,350,192
VMware, Inc., Class A*	44,876	3,659,189

		102,659,587

Specialty Retail 0.4%
O’Reilly Automotive, Inc.*	81,300	4,671,498

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	71,709	3,731,737
VF Corp.	53,859	5,306,727

		9,038,464

Wireless Telecommunication Services 1.5%
American Tower Corp., Class A*	299,929
		15,542,321

Total Common Stocks (cost $828,187,106)		1,026,049,283

Mutual Fund 2.3%

	Shares	Market Value
Money Market Fund 2.3%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(a)	23,889,129	23,889,129

Total Mutual Fund (cost $23,889,129)		23,889,129

Total Investments (cost $852,076,235) (b) — 100.2%		1,049,938,412
Liabilities in excess of other assets — (0.2)%		(1,980,657)

NET ASSETS — 100.0%		$1,047,957,755

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $857,223,918, tax unrealized appreciation and depreciation were $197,242,669 and $(4,528,175), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
BR	Brazil
CN	China
IE	Ireland
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,026,049,283	$–	$–	$1,026,049,283
Mutual Fund	23,889,129	–	–	23,889,129

Total	$1,049,938,412	$–	$–	$1,049,938,412

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 98.2%

	Shares	Market Value
AUSTRALIA 0.2%
Air Freight & Logistics 0.2%
Toll Holdings Ltd.	366,714	$2,249,362

BERMUDA 1.6%
Insurance 1.3%
Everest Re Group Ltd.	112,284	9,901,203
PartnerRe Ltd.	30,400	2,408,896
		12,310,099
Oil, Gas & Consumable Fuels 0.3%
Frontline Ltd.	110,010	2,724,948
		15,035,047

BRAZIL 0.2%
Commercial Banks 0.2%
Banco Santander Brasil SA, ADS	128,300	1,572,958

CANADA 0.5%
Chemicals 0.3%
Methanex Corp.	83,200	2,598,336
Oil, Gas & Consumable Fuels 0.2%
Canadian Natural Resources Ltd.	45,000	2,224,350
		4,822,686

FINLAND 0.2%
Communications Equipment 0.2%
Nokia Corp., ADR	199,000	1,693,490

FRANCE 0.2%
Energy Equipment & Services 0.2%
Bourbon SA	47,642	2,250,927

GERMANY 0.2%
Construction Materials 0.2%
HeidelbergCement AG	28,654	1,992,531

HONG KONG 0.3%
Food Products 0.3%
China Agri-Industries Holdings Ltd.	2,079,000	2,328,956

IRELAND 1.2%
Construction Materials 0.3%
CRH PLC	135,766	3,116,496
Health Care Equipment & Supplies 0.5%
Covidien PLC	81,400	4,227,916
Information Technology Services 0.3%
Accenture PLC, Class A	44,280	2,434,071
Pharmaceuticals 0.1%
Elan Corp. PLC, ADR*	177,900	1,223,952
		11,002,435

ISRAEL 0.9%
Pharmaceuticals 0.9%
Teva Pharmaceutical Industries Ltd., ADR	173,243	8,691,601

JAPAN 0.5%
Oil, Gas & Consumable Fuels 0.4%
INPEX Corp.	411	3,109,459
Tobacco 0.1%
Japan Tobacco, Inc.	330	1,193,077
		4,302,536

NETHERLANDS 1.0%
Food Products 0.8%
Unilever NV, NYRS ADR	239,184	7,500,810
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV*	34,670	1,541,726
		9,042,536

NORWAY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Statoil ASA, ADR	165,200	4,566,128

SINGAPORE 0.4%
Electronic Equipment, Instruments & Components 0.4%
Flextronics International Ltd.*	427,200	3,191,184

SWITZERLAND 1.8%
Capital Markets 0.5%
UBS AG REG*	183,600	3,313,980
UBS AG REG*	84,000	1,511,167
		4,825,147
Energy Equipment & Services 0.3%
Noble Corp.	63,100	2,878,622
Insurance 0.5%
ACE Ltd.	68,900	4,457,830
Pharmaceuticals 0.5%
Roche Holding AG	31,092	4,438,861
		16,600,460

TAIWAN 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	155,260	1,891,067

UNITED KINGDOM 0.1%
Hotels, Restaurants & Leisure 0.1%
Thomas Cook Group PLC	460,203	1,257,328

UNITED STATES 88.2%
Aerospace & Defense 3.5%
Boeing Co. (The)	126,596	9,359,242
General Dynamics Corp.	44,700	3,422,232
Honeywell International, Inc.	172,749	10,314,843
L-3 Communications Holdings, Inc.	59,500	4,659,445
Lockheed Martin Corp.	35,000	2,814,000
United Technologies Corp.	18,900	1,599,885
		32,169,647
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	33,200	2,467,424
Auto Components 1.0%
Johnson Controls, Inc.	217,138	9,026,427

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Automobiles 0.9%
Ford Motor Co.*	283,132	$4,221,498
General Motors Co.*	140,951	4,373,710
		8,595,208

Beverages 2.4%
Dr. Pepper Snapple Group, Inc.	68,080	2,529,853
Molson Coors Brewing Co., Class B	142,200	6,667,758
PepsiCo, Inc.	204,269	13,156,966
		22,354,577

Biotechnology 1.8%
Amgen, Inc.*	138,880	7,423,136
Celgene Corp.*	78,187	4,498,098
Gilead Sciences, Inc.*	114,100	4,842,404
		16,763,638

Building Products 0.1%
Owens Corning, Inc.*	32,570	1,172,194

Capital Markets 3.7%
Ameriprise Financial, Inc.	87,291	5,331,734
Bank of New York Mellon Corp. (The)	162,894	4,865,644
BlackRock, Inc.	18,200	3,658,382
Franklin Resources, Inc.	36,408	4,553,913
Goldman Sachs Group, Inc. (The)	17,770	2,816,012
Invesco Ltd.	178,893	4,572,505
Morgan Stanley	40,590	1,108,919
State Street Corp.	84,274	3,787,273
TD Ameritrade Holding Corp.	151,720	3,166,396
		33,860,778

Chemicals 1.6%
Air Products & Chemicals, Inc.	11,580	1,044,284
Celanese Corp. Series A	27,020	1,198,877
Dow Chemical Co. (The)	256,738	9,691,860
Monsanto Co.	37,300	2,695,298
		14,630,319

Commercial Banks 5.8%
BB&T Corp.	244,300	6,706,035
Comerica, Inc.	72,800	2,673,216
PNC Financial Services Group, Inc.	134,149	8,450,046
SunTrust Banks, Inc.	281,447	8,116,931
U.S. Bancorp	377,572	9,979,228
Wells Fargo & Co.	550,080	17,437,536
		53,362,992

Commercial Services & Supplies 0.2%
Pitney Bowes, Inc.	87,610	2,250,701

Communications Equipment 1.1%
Cisco Systems, Inc.	272,750	4,677,662
QUALCOMM, Inc.	103,200	5,658,456
		10,336,118

Computers & Peripherals 1.0%
EMC Corp.*	332,256	8,821,397

Construction Materials 0.2%
Vulcan Materials Co.	33,000	1,504,800

Consumer Finance 1.0%
American Express Co.	23,780	1,074,856
Capital One Financial Corp.	32,700	1,699,092
SLM Corp.*	398,867	6,102,665
		8,876,613

Containers & Packaging 0.2%
Owens-Illinois, Inc.*	69,700	2,104,243

Diversified Consumer Services 0.7%
Apollo Group, Inc., Class A*	71,600	2,986,436
DeVry, Inc.	70,500	3,882,435
		6,868,871

Diversified Financial Services 6.5%
Bank of America Corp.	1,734,555	23,121,618
Citigroup, Inc.*	696,920	3,080,387
JPMorgan Chase & Co.	711,672	32,808,079
Moody’s Corp.	33,320	1,129,881
		60,139,965

Diversified Telecommunication Services 0.7%
AT&T, Inc.	77,300	2,365,380
CenturyLink, Inc.	91,371	3,796,465
		6,161,845

Electric Utilities 2.9%
American Electric Power Co., Inc.	166,664	5,856,573
Entergy Corp.	188,344	12,658,600
NextEra Energy, Inc.	59,147	3,260,183
NV Energy, Inc.	142,900	2,127,781
PPL Corp.	99,800	2,524,940
Progress Energy, Inc.	13,400	618,276
		27,046,353

Electrical Equipment 0.5%
Emerson Electric Co.	39,809	2,326,040
Hubbell, Inc., Class B	17,160	1,218,875
Thomas & Betts Corp.*	21,210	1,261,358
		4,806,273

Electronic Equipment, Instruments & Components 0.6%
Avnet, Inc.*	54,340	1,852,450
Corning, Inc.	156,830	3,235,403
		5,087,853

Energy Equipment & Services 1.9%
Cameron International Corp.*	65,978	3,767,344
Schlumberger Ltd.	145,704	13,588,355
		17,355,699

Food & Staples Retailing 1.2%
CVS Caremark Corp.	279,304	9,585,713
Walgreen Co.	28,060	1,126,329
		10,712,042

Food Products 1.7%
Archer-Daniels-Midland Co.	113,500	4,087,135
General Mills, Inc.	219,077	8,007,264
Kraft Foods, Inc., Class A	123,400	3,869,824
		15,964,223

Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	75,015	4,033,557
Boston Scientific Corp.*	517,329	3,719,595
Medtronic, Inc.	141,200	5,556,220
Zimmer Holdings, Inc.*	18,820	1,139,175
		14,448,547

Health Care Providers & Services 2.5%
CIGNA Corp.	119,480	5,290,574
HCA Holdings, Inc.*	36,580	1,238,965
McKesson Corp.	33,030	2,611,021
UnitedHealth Group, Inc.	93,230	4,213,996
Universal Health Services, Inc., Class B	22,750	1,124,078
WellPoint, Inc.	126,596	8,835,135
		23,313,769

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	77,020	$2,954,487
Yum! Brands, Inc.	60,101	3,087,990
		6,042,477

Household Durables 0.9%
Newell Rubbermaid, Inc.	255,161	4,881,230
NVR, Inc.*	1,200	907,200
Stanley Black & Decker, Inc.	15,140	1,159,724
Toll Brothers, Inc.*	47,200	933,144
		7,881,298

Household Products 0.6%
Energizer Holdings, Inc.*	42,050	2,992,278
Procter & Gamble Co. (The)	42,876	2,641,162
		5,633,440

Industrial Conglomerates 2.5%
General Electric Co.	1,168,324	23,424,896

Information Technology Services 1.1%
Paychex, Inc.	105,200	3,299,072
Teradata Corp.*	21,520	1,091,064
Western Union Co. (The)	279,500	5,805,215
		10,195,351

Insurance 6.9%
Aflac, Inc.	55,675	2,938,527
Allstate Corp. (The)	154,392	4,906,578
Aon Corp.	45,700	2,420,272
Fidelity National Financial, Inc., Class A	273,000	3,857,490
Genworth Financial, Inc., Class A*	130,950	1,762,587
Hartford Financial Services Group, Inc.	189,285	5,097,445
Marsh & McLennan Cos., Inc.	180,582	5,383,149
MetLife, Inc.	89,080	3,984,548
Principal Financial Group, Inc.	77,300	2,482,103
Prudential Financial, Inc.	193,925	11,941,902
Reinsurance Group of America, Inc.	91,500	5,744,370
StanCorp Financial Group, Inc.	53,800	2,481,256
Travelers Cos., Inc. (The)	85,235	5,069,778
Unum Group	190,500	5,000,625
White Mountains Insurance Group Ltd.	2,717	989,531
		64,060,161

Internet Software & Services 1.0%
AOL, Inc.*	71,650	1,399,325
eBay, Inc.*	34,750	1,078,640
Google, Inc., Class A*	11,697	6,856,898
		9,334,863

Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc.*	29,060	1,614,283

Machinery 1.6%
Caterpillar, Inc.	20,280	2,258,178
Dover Corp.	50,590	3,325,786
Eaton Corp.	30,220	1,675,397
Illinois Tool Works, Inc.	65,461	3,516,565
Pentair, Inc.	104,600	3,952,834
		14,728,760

Media 4.9%
CBS Corp. Non-Voting, Class B	304,707	7,629,863
Comcast Corp., Class A	584,028	14,437,172
DISH Network Corp., Class A*	265,408	6,465,339
News Corp., Class A	98,850	1,735,806
Omnicom Group Inc.	135,410	6,643,214
Time Warner, Inc.	93,290	3,330,453
Viacom, Inc., Class B	37,440	1,741,709
Walt Disney Co. (The)	80,040	3,448,924
		45,432,480

Metals & Mining 0.7%
Cliffs Natural Resources, Inc.	43,210	4,246,679
Freeport-McMoRan Copper & Gold, Inc.	21,100	1,172,105
United States Steel Corp.	26,420	1,425,095
		6,843,879

Multiline Retail 0.8%
Kohl’s Corp.	98,400	5,219,136
Target Corp.	43,300	2,165,433
		7,384,569

Multi-Utilities 0.7%
PG&E Corp.	142,416	6,291,939

Oil, Gas & Consumable Fuels 10.3%
Alpha Natural Resources, Inc.*	38,820	2,304,743
Anadarko Petroleum Corp.	62,930	5,155,226
Apache Corp.	10,600	1,387,752
Cabot Oil & Gas Corp.	39,600	2,097,612
Chevron Corp.	55,200	5,930,136
Cobalt International Energy, Inc.*	73,200	1,230,492
ConocoPhillips	100,017	7,987,358
CONSOL Energy, Inc.	53,300	2,858,479
Devon Energy Corp.	137,944	12,659,121
EOG Resources, Inc.	38,100	4,515,231
Exxon Mobil Corp.	53,430	4,495,066
Hess Corp.	77,067	6,566,879
Newfield Exploration Co.*	133,904	10,178,043
Occidental Petroleum Corp.	190,078	19,861,250
QEP Resources, Inc.	52,950	2,146,593
Southwestern Energy Co.*	138,500	5,951,345
		95,325,326

Pharmaceuticals 3.6%
Merck & Co., Inc.	637,092	21,030,407
Pfizer, Inc.	621,090	12,614,338
		33,644,745

Real Estate Investment Trusts (REITs) 0.4%
HCP, Inc.	53,400	2,025,996
Plum Creek Timber Co., Inc.	45,700	1,992,977
		4,018,973

Road & Rail 0.3%
Union Pacific Corp.	23,330	2,294,039

Semiconductors & Semiconductor Equipment 0.4%
Texas Instruments, Inc.	108,300	3,742,848

Software 2.4%
Adobe Systems, Inc.*	159,219	5,279,702
BMC Software, Inc.*	56,890	2,829,709
Electronic Arts, Inc.*	116,900	2,283,057
Microsoft Corp.	336,562	8,535,212
Oracle Corp.	104,674	3,492,971
		22,420,651

Specialty Retail 1.2%
Guess?, Inc.	44,780	1,762,093
Home Depot, Inc.	81,700	3,027,802
Lowe’s Cos., Inc.	189,300	5,003,199

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Specialty Retail (continued)
Staples, Inc.	46,720	$907,302
		10,700,396

Wireless Telecommunication Services 1.4%
Sprint Nextel Corp.*	2,718,487	12,613,780
		813,831,670
Total Common Stocks (cost $806,477,753)		906,322,902

Mutual Fund 2.5%

	Shares	Market Value
Money Market Fund 2.5%
Invesco Liquid Assets Portfolio – Institutional Class, 0.16% (a)	22,713,926	22,713,926
Total Mutual Fund (cost $22,713,926)		22,713,926
Total Investments (cost $829,191,679) (b) — 100.7%		929,036,828
Liabilities in excess of other assets — (0.7)%		(6,437,091)
NET ASSETS — 100.0%		$922,599,737

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $837,262,552, tax unrealized appreciation and depreciation were $101,425,250 and $(9,650,974), respectively.

ADR	American Depositary Receipt
ADS	American Depositary Share
AG	Stock Corporation
ASA	Stock Corporation
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$32,169,647	$—	$—	$32,169,647
Air Freight & Logistics	2,467,424	2,249,362	—	4,716,786
Auto Components	9,026,427	—	—	9,026,427
Automobiles	8,595,208	—	—	8,595,208
Beverages	22,354,577	—	—	22,354,577
Biotechnology	16,763,638	—	—	16,763,638
Building Products	1,172,194	—	—	1,172,194
Capital Markets	37,174,758	1,511,167	—	38,685,925
Chemicals	17,228,655	—	—	17,228,655
Commercial Banks	54,935,950	—	—	54,935,950
Commercial Services & Supplies	2,250,701	—	—	2,250,701
Communications Equipment	12,029,608	—	—	12,029,608
Computers & Peripherals	8,821,397	—	—	8,821,397
Construction Materials	1,504,800	5,109,027	—	6,613,827
Consumer Finance	8,876,613	—	—	8,876,613
Containers & Packaging	2,104,243	—	—	2,104,243
Diversified Consumer Services	6,868,871	—	—	6,868,871
Diversified Financial Services	60,139,965	—	—	60,139,965
Diversified Telecommunication Services	6,161,845	—	—	6,161,845
Electric Utilities	27,046,353	—	—	27,046,353
Electrical Equipment	4,806,273	—	—	4,806,273
Electronic Equipment, Instruments & Components	8,279,037	—	—	8,279,037
Energy Equipment & Services	20,234,321	2,250,927	—	22,485,248
Food & Staples Retailing	10,712,042	—	—	10,712,042
Food Products	23,465,033	2,328,956	—	25,793,989
Health Care Equipment & Supplies	18,676,463	—	—	18,676,463
Health Care Providers & Services	23,313,769	—	—	23,313,769
Hotels, Restaurants & Leisure	6,042,477	1,257,328	—	7,299,805
Household Durables	7,881,298	—	—	7,881,298
Household Products	5,633,440	—	—	5,633,440
Industrial Conglomerates	23,424,896	—	—	23,424,896
Information Technology Services	12,629,422	—	—	12,629,422
Insurance	80,828,090	—	—	80,828,090
Internet Software & Services	9,334,863	—	—	9,334,863
Life Sciences Tools & Services	1,614,283	—	—	1,614,283
Machinery	14,728,760	—	—	14,728,760
Media	45,432,480	—	—	45,432,480
Metals & Mining	6,843,879	—	—	6,843,879
Multiline Retail	7,384,569	—	—	7,384,569
Multi-Utilities	6,291,939	—	—	6,291,939
Oil, Gas & Consumable Fuels	104,840,752	3,109,459	—	107,950,211
Pharmaceuticals	43,560,298	4,438,861	—	47,999,159

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Real Estate Investment Trusts (REITs)	$4,018,973	$—	$—	$4,018,973
Road & Rail	2,294,039	—	—	2,294,039
Semiconductors & Semiconductor Equipment	5,633,915	1,541,726	—	7,175,641
Software	22,420,651	—	—	22,420,651
Specialty Retail	10,700,396	—	—	10,700,396
Tobacco	—	1,193,077	—	1,193,077
Wireless Telecommunication Services	12,613,780	—	—	12,613,780

Total Common Stocks	$881,333,012	$24,989,890	$—	$906,322,902

Mutual Fund	22,713,926	—	—	22,713,926

Total	$904,046,938	$24,989,890	$—	$929,036,828

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 98.9%

	Shares	Market Value
ARGENTINA 0.6%
Internet Software & Services 0.6%
MercadoLibre, Inc.	77,240	$6,305,101

BERMUDA 0.2%
Capital Markets 0.2%
Lazard Ltd., Class A	45,519	1,892,680

BRAZIL 0.5%
Aerospace & Defense 0.5%
Embraer SA, ADR	145,800	4,913,460

CANADA 0.3%
Media 0.2%
Imax Corp.*	50,486	1,614,542

Textiles, Apparel & Luxury Goods 0.1%
Lululemon Athletica, Inc.*	16,018	1,426,403
		3,040,945

CHINA 0.5%
Internet Software & Services 0.2%
Baidu, Inc., ADR*	13,792	1,900,676

Media 0.3%
Focus Media Holding Ltd., ADR*	85,000	2,606,950
		4,507,626

IRELAND 1.2%
Pharmaceuticals 1.2%
Shire PLC	37,207	1,080,023
Shire PLC, ADR	118,744	10,342,603
		11,422,626

ISRAEL 0.5%
Software 0.5%
Check Point Software Technologies Ltd.*	88,190	4,502,099

NETHERLANDS 1.3%
Electrical Equipment 0.5%
Sensata Technologies Holding NV*	141,600	4,917,768

Energy Equipment & Services 0.7%
Core Laboratories NV(a)	60,641	6,195,691

Semiconductors & Semiconductor Equipment 0.1%
NXP Semiconductor NV*	42,500	1,275,000
		12,388,459

SINGAPORE 1.0%
Semiconductors & Semiconductor Equipment 1.0%
Avago Technologies Ltd.	313,900	9,762,290

SWITZERLAND 0.1%
Construction & Engineering 0.1%
Foster Wheeler AG*	26,648	1,002,498

UNITED KINGDOM 0.9%
Semiconductors & Semiconductor Equipment 0.9%
ARM Holdings PLC	249,671	2,316,774
ARM Holdings PLC, ADR	236,900	6,673,473
		8,990,247

UNITED STATES 91.8%
Aerospace & Defense 3.0%
BE Aerospace, Inc.*	185,570	6,593,302
GeoEye, Inc.*	100,400	4,174,632
HEICO Corp.(a)	45,000	2,813,400
Precision Castparts Corp.	26,000	3,826,680
Textron, Inc.	34,813	953,528
TransDigm Group, Inc.*	123,381	10,343,029
		28,704,571

Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	73,324	5,435,508

Airlines 0.1%
Alaska Air Group, Inc.*	15,404	976,922

Auto Components 2.4%
BorgWarner, Inc.*	188,087	14,988,653
Gentex Corp.	122,500	3,705,625
TRW Automotive Holdings Corp.*	81,400	4,483,512
		23,177,790

Automobiles 0.1%
Harley-Davidson, Inc.	23,276	988,997

Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.*(a)	181,262	17,886,934
BioMarin Pharmaceutical, Inc.*	65,000	1,633,450
Pharmasset, Inc.*	62,800	4,942,988
United Therapeutics Corp.*	14,473	969,981
Vertex Pharmaceuticals, Inc.*	29,768	1,426,780
		26,860,133

Capital Markets 1.1%
Affiliated Managers Group, Inc.*	52,288	5,718,739
KKR & Co. LP	60,752	996,940
Raymond James Financial, Inc.	32,777	1,253,392
Stifel Financial Corp.*	40,000	2,871,600
		10,840,671

Chemicals 1.7%
Airgas, Inc.	132,200	8,780,724
Albemarle Corp.	42,389	2,533,591
CF Industries Holdings, Inc.	15,489	2,118,740
International Flavors & Fragrances, Inc.	17,012	1,059,848
Sigma-Aldrich Corp.	29,900	1,902,836
		16,395,739

Commercial Services & Supplies 1.1%
Stericycle, Inc.*	115,037	10,200,331

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Communications Equipment 2.1%
Acme Packet, Inc.*	122,700	$8,706,792
Aruba Networks, Inc.*	30,251	1,023,694
Ciena Corp.*	147,500	3,829,100
F5 Networks, Inc.*	31,964	3,278,547
Juniper Networks, Inc.*	68,300	2,874,064
		19,712,197

Computers & Peripherals 0.3%
NetApp, Inc.*	66,600	3,208,788

Construction & Engineering 0.1%
KBR, Inc.	29,678	1,120,938

Consumer Finance 0.2%
Discover Financial Services	81,816	1,973,402

Containers & Packaging 1.0%
Crown Holdings, Inc.*	254,350	9,812,823

Diversified Financial Services 0.9%
IntercontinentalExchange, Inc.*	35,000	4,323,900
MSCI, Inc., Class A*	104,000	3,829,280
		8,153,180

Diversified Telecommunication Services 0.4%
Iridium Communications, Inc.*	511,600	4,077,452

Electrical Equipment 2.2%
Ametek, Inc.	109,650	4,810,345
Cooper Industries PLC	31,232	2,026,957
EnerSys*	99,800	3,967,050
Polypore International, Inc.*	62,182	3,580,440
Rockwell Automation, Inc.	25,645	2,427,299
Roper Industries, Inc.	53,300	4,608,318
		21,420,409

Electronic Equipment, Instruments & Components 2.1%
Amphenol Corp., Class A	63,100	3,432,009
Jabil Circuit, Inc.	56,967	1,163,836
National Instruments Corp.	156,000	5,112,120
Trimble Navigation Ltd.*	155,788	7,873,525
Universal Display Corp.*	43,900	2,416,256
		19,997,746

Energy Equipment & Services 2.8%
Atwood Oceanics, Inc.*	23,783	1,104,245
Cameron International Corp.*	49,700	2,837,870
CARBO Ceramics, Inc.	48,800	6,886,656
Complete Production Services, Inc.*	129,200	4,109,852
Dril-Quip, Inc.*	12,696	1,003,365
FMC Technologies, Inc.*	20,118	1,900,748
McDermott International, Inc.*	62,202	1,579,309
National Oilwell Varco, Inc.	43,315	3,433,580
Oil States International, Inc.*	50,000	3,807,000
		26,662,625

Food & Staples Retailing 0.8%
Whole Foods Market, Inc.	122,691	8,085,337

Food Products 0.7%
JM Smucker Co. (The)	13,288	948,630
Mead Johnson Nutrition Co.	99,675	5,774,173
		6,722,803

Health Care Equipment & Supplies 4.2%
Alere, Inc.*	121,800	4,767,252
C.R. Bard, Inc.	20,906	2,076,175
Edwards Lifesciences Corp.*	65,000	5,655,000
Hologic, Inc.*	43,575	967,365
Insulet Corp.*	204,400	4,214,728
Intuitive Surgical, Inc.*	8,100	2,701,026
NxStage Medical, Inc.*	123,500	2,714,530
Sirona Dental Systems, Inc.*	108,600	5,447,376
Varian Medical Systems, Inc.*	74,378	5,030,928
Volcano Corp.*	263,300	6,740,480
		40,314,860

Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	133,100	5,265,436
Catalyst Health Solutions, Inc.*	156,700	8,764,231
Express Scripts, Inc.*	110,789	6,160,976
Healthspring, Inc.*	163,300	6,102,521
HMS Holdings Corp.*(a)	58,200	4,763,670
		31,056,834

Health Care Technology 1.2%
Cerner Corp.*(a)	44,200	4,915,040
Quality Systems, Inc.	30,900	2,575,206
SXC Health Solutions Corp.*	68,431	3,750,019
		11,240,265

Hotels, Restaurants & Leisure 2.2%
Chipotle Mexican Grill, Inc.*	13,037	3,550,888
Hyatt Hotels Corp., Class A*	77,500	3,335,600
Panera Bread Co., Class A*	50,957	6,471,539
Royal Caribbean Cruises Ltd.*	137,073	5,655,632
Starwood Hotels & Resorts Worldwide, Inc.	33,755	1,961,840
		20,975,499

Household Products 0.6%
Church & Dwight Co., Inc.	70,512	5,594,422

Information Technology Services 2.4%
Cognizant Technology Solutions Corp., Class A*	105,260	8,568,164
Gartner, Inc.*	149,153	6,215,206
Sapient Corp.*	130,000	1,488,500
VeriFone Systems, Inc.*	117,182	6,439,151
		22,711,021

Internet & Catalog Retail 1.6%
Netflix, Inc.*	19,890	4,720,494
priceline.com, Inc.*	21,733	11,006,460
		15,726,954

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Internet Software & Services 2.4%
Equinix, Inc.*	77,300	$7,042,030
LogMeIn, Inc.*	118,700	5,004,392
OpenTable, Inc.*	37,500	3,988,125
Rackspace Hosting, Inc.*	57,200	2,451,020
SAVVIS, Inc.*	26,968	1,000,243
VeriSign, Inc.	62,286	2,255,376
WebMD Health Corp.*	21,498	1,148,423
		22,889,609

Leisure Equipment & Products 0.0%†
Hasbro, Inc.	9,000	421,560

Life Sciences Tools & Services 1.5%
Bruker Corp.*	264,503	5,514,888
Illumina, Inc.*	63,777	4,468,854
Mettler-Toledo International, Inc.*	8,802	1,513,944
Waters Corp.*	38,028	3,304,633
		14,802,319

Machinery 5.7%
AGCO Corp.*	199,535	10,968,439
Cummins, Inc.	62,463	6,847,194
Danaher Corp.	90,700	4,707,330
Donaldson Co., Inc.	57,500	3,524,175
Flowserve Corp.	21,800	2,807,840
Graco, Inc.	151,200	6,878,088
Harsco Corp.	24,712	872,087
Joy Global, Inc.	21,583	2,132,616
Meritor, Inc.*	2,314	39,269
Pall Corp.	59,800	3,445,078
Terex Corp.*	35,402	1,311,290
Timken Co.	19,890	1,040,247
Titan International, Inc.	10,827	288,106
Trinity Industries, Inc.	22,094	810,187
WABCO Holdings, Inc.*	151,420	9,333,529
		55,005,475

Media 2.5%
CBS Corp. Non-Voting, Class B	75,418	1,888,467
Discovery Communications, Inc., Class A*	71,500	2,852,850
Interpublic Group of Cos., Inc. (The)	440,800	5,540,856
National CineMedia, Inc.	234,635	4,380,635
Scripps Networks Interactive, Inc., Class A	66,000	3,305,940
Virgin Media, Inc.	213,800	5,941,502
		23,910,250

Metals & Mining 0.7%
Cliffs Natural Resources, Inc.	55,427	5,447,365
Walter Energy, Inc.	12,188	1,650,621
		7,097,986

Multiline Retail 1.1%
Dollar Tree, Inc.*	122,457	6,798,813
Nordstrom, Inc.	82,600	3,707,088
		10,505,901

Oil, Gas & Consumable Fuels 6.0%
Brigham Exploration Co.*	236,158	8,780,354
Cabot Oil & Gas Corp.	35,000	1,853,950
Concho Resources, Inc.*	138,542	14,865,557
Petrohawk Energy Corp.*	102,955	2,526,516
Pioneer Natural Resources Co.	72,869	7,426,808
Range Resources Corp.	79,632	4,655,287
SandRidge Energy, Inc.*	385,198	4,930,534
Swift Energy Co.*	134,200	5,727,656
Whiting Petroleum Corp.*	92,760	6,813,222
		57,579,884

Pharmaceuticals 1.8%
Impax Laboratories, Inc.*	200,500	5,102,725
Medicis Pharmaceutical Corp., Class A	65,000	2,082,600
Perrigo Co.	52,000	4,135,040
Salix Pharmaceuticals Ltd.*(a)	59,000	2,066,770
Watson Pharmaceuticals, Inc.*	70,000	3,920,700
		17,307,835

Professional Services 1.2%
Manpower, Inc.	122,704	7,715,628
Verisk Analytics, Inc., Class A*	107,300	3,515,148
		11,230,776

Real Estate Management & Development 0.9%
CB Richard Ellis Group, Inc., Class A*	87,083	2,325,116
Jones Lang LaSalle, Inc.	66,313	6,614,059
		8,939,175

Road & Rail 2.5%
Hertz Global Holdings, Inc.*	517,818	8,093,495
J.B. Hunt Transport Services, Inc.	94,300	4,283,106
Kansas City Southern*	208,155	11,334,040
		23,710,641

Semiconductors & Semiconductor Equipment 3.6%
Altera Corp.	30,588	1,346,484
Analog Devices, Inc.	81,300	3,201,594
Atmel Corp.*	352,877	4,809,713
Cavium Networks, Inc.*	42,489	1,909,031
Cypress Semiconductor Corp.*	47,976	929,775
Microchip Technology, Inc.(a)	112,500	4,276,125
Netlogic Microsystems, Inc.*	226,700	9,525,934
Skyworks Solutions, Inc.*	71,614	2,321,726
TriQuint Semiconductor, Inc.*	66,564	859,341
Varian Semiconductor Equipment Associates, Inc.*	91,000	4,428,970
Veeco Instruments, Inc.*	11,893	604,640
		34,213,333

Software 8.9%
ANSYS, Inc.*	89,700	4,860,843

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Software (continued)
Ariba, Inc.*	90,941	$3,104,726
BMC Software, Inc.*	38,500	1,914,990
BroadSoft, Inc.*	37,155	1,771,922
Citrix Systems, Inc.*	91,782	6,742,305
Concur Technologies, Inc.*	85,100	4,718,795
Informatica Corp.*	123,500	6,450,405
Intuit, Inc.*	18,959	1,006,723
MICROS Systems, Inc.*	63,100	3,119,033
QLIK Technologies, Inc.*	265,900	6,913,400
RealD Inc.*(a)	238,800	6,533,568
Red Hat, Inc.*	162,700	7,384,953
Rovi Corp.*	125,628	6,739,942
Salesforce.com, Inc.*	46,929	6,268,776
Solera Holdings, Inc.	43,200	2,207,520
SuccessFactors, Inc.*	197,288	7,711,988
TIBCO Software, Inc.*	302,500	8,243,125
		85,693,014

Specialty Retail 5.1%
Bed Bath & Beyond, Inc.*	83,400	4,025,718
Dick’s Sporting Goods, Inc.*	281,400	11,250,372
Guess?, Inc.	68,650	2,701,378
O’Reilly Automotive, Inc.*	96,555	5,548,050
PetSmart, Inc.	60,940	2,495,493
Ross Stores, Inc.	68,300	4,857,496
Tractor Supply Co.	35,000	2,095,100
Vitamin Shoppe, Inc.*	133,000	4,499,390
Williams-Sonoma, Inc.	278,782	11,290,671
		48,763,668

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	52,500	2,732,100
Fossil, Inc.*	24,280	2,273,822
Phillips-Van Heusen Corp.	45,500	2,958,865
		7,964,787

Trading Companies & Distributors 2.2%
Fastenal Co.(a)	118,860	7,705,694
MSC Industrial Direct Co., Class A	45,000	3,081,150
WESCO International, Inc.*	167,074	10,442,125
		21,228,969

Wireless Telecommunication Services 3.0%
American Tower Corp., Class A*	60,000	3,109,200
NII Holdings, Inc.*	259,705	10,821,908
SBA Communications Corp., Class A*	372,893	14,796,394
		28,727,502
		882,140,901
Total Common Stocks (cost $753,732,141)		950,868,932

Mutual Fund 2.3%

	Shares	Market Value
Money Market Fund 2.3%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(b)	22,261,672	$22,261,672
Total Mutual Fund (cost $22,261,672)		22,261,672

Repurchase Agreements 2.5%

	Principal Amount	Market Value
Morgan Stanley, 0.18%, dated 03/31/2011, due 04/01/2011, repurchase price $22,000,110, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 10.00%, maturing 09/01/2013 - 04/01/2041; total market value $22,440,000.(c)	$22,000,000	22,000,000
Goldman Sachs & Co., 0.14%, dated 03/31/2011, due 04/01/2011, repurchase price $1,756,131, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 6.00%, maturing 07/20/2014 - 03/20/2041; total market value $1,791,247.(c)	1,756,125	1,756,125
Total Repurchase Agreements (cost $23,756,125)		23,756,125

Total Investments (cost $799,749,938) (d) — 103.7%		996,886,729
Liabilities in excess of other assets — (3.7)%		(35,528,275)

NET ASSETS — 100.0%		$961,358,454

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $24,478,338.
(b)	Represents 7-day effective yield as of March 31, 2011.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2011, was $23,756,125.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $801,102,887, tax unrealized appreciation and depreciation were $197,237,317 and $(1,453,475), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

At March 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America	4/28/11	(1,309,246)	$(2,095,684)	$(2,099,769)	$(4,085)
British Pound	Bank of America	4/28/11	(44,014)	(70,660)	(70,590)	70

Total Short Contracts				$(2,166,344)	$2,170,359	$(4,015)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$33,618,031	$—	$—	$33,618,031
Air Freight & Logistics	5,435,508	—	—	5,435,508
Airlines	976,922	—	—	976,922
Auto Components	23,177,790	—	—	23,177,790
Automobiles	988,997	—	—	988,997
Biotechnology	26,860,133	—	—	26,860,133
Capital Markets	12,733,351	—	—	12,733,351
Chemicals	16,395,739	—	—	16,395,739
Commercial Services & Supplies	10,200,331	—	—	10,200,331
Communications Equipment	19,712,197	—	—	19,712,197
Computers & Peripherals	3,208,788	—	—	3,208,788
Construction & Engineering	2,123,436	—	—	2,123,436
Consumer Finance	1,973,402	—	—	1,973,402
Containers & Packaging	9,812,823	—	—	9,812,823
Diversified Financial Services	8,153,180	—	—	8,153,180
Diversified Telecommunication Services	4,077,452	—	—	4,077,452
Electrical Equipment	26,338,177	—	—	26,338,177
Electronic Equipment, Instruments & Components	19,997,746	—	—	19,997,746
Energy Equipment & Services	32,858,316	—	—	32,858,316
Food & Staples Retailing	8,085,337	—	—	8,085,337
Food Products	6,722,803	—	—	6,722,803
Health Care Equipment & Supplies	40,314,860	—	—	40,314,860
Health Care Providers & Services	31,056,834	—	—	31,056,834
Health Care Technology	11,240,265	—	—	11,240,265
Hotels, Restaurants & Leisure	20,975,499	—	—	20,975,499
Household Products	5,594,422	—	—	5,594,422
Information Technology Services	22,711,021	—	—	22,711,021
Internet & Catalog Retail	15,726,954	—	—	15,726,954
Internet Software & Services	31,095,386	—	—	31,095,386
Leisure Equipment & Products	421,560	—	—	421,560
Life Sciences Tools & Services	14,802,319	—	—	14,802,319
Machinery	55,005,475	—	—	55,005,475
Media	28,131,742	—	—	28,131,742
Metals & Mining	7,097,986	—	—	7,097,986
Multiline Retail	10,505,901	—	—	10,505,901
Oil, Gas & Consumable Fuels	57,579,884	—	—	57,579,884
Pharmaceuticals	27,650,438	1,080,023	—	28,730,461
Professional Services	11,230,776	—	—	11,230,776
Real Estate Management & Development	8,939,175	—	—	8,939,175
Road & Rail	23,710,641	—	—	23,710,641
Semiconductors & Semiconductor Equipment	51,924,096	2,316,774	—	54,240,870
Software	90,195,113	—	—	90,195,113
Specialty Retail	48,763,668	—	—	48,763,668
Textiles, Apparel & Luxury Goods	9,391,190	—	—	9,391,190
Trading Companies & Distributors	21,228,969	—	—	21,228,969
Wireless Telecommunication Services	28,727,502	—	—	28,727,502

Total Common Stocks	$947,472,135	$3,396,797	$—	$950,868,932

Forward Foreign Currency Contracts	—	70	—	70
Mutual Fund	22,261,672	—	—	22,261,672
Repurchase Agreements	—	23,756,125	—	23,756,125

Total Assets	$969,733,807	$27,152,992	$—	$996,886,799

Liabilities:
Forward Foreign Currency Contracts	—	(4,085)	—	(4,085)

Total Liabilities	$—	$(4,085)	$—	$(4,085)

Total	$969,733,807	$27,148,907	$—	$996,882,714

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A Forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2011

Assets:		Fair Value
Forward foreign currency contracts	Unrealized appreciation from forward foreign currency contracts	$70

		$70

Liabilities:
Forward foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	$(4,085)

Total		$(4,085)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.7%

	Shares	Market Value
Aerospace & Defense 1.7%
Alliant Techsystems, Inc.	48,300	$3,413,361
Goodrich Corp.	28,443	2,432,730
Huntington Ingalls Industries, Inc.*	37,810	1,569,115
ITT Corp.	97,230	5,838,661

		13,253,867

Airlines 0.6%
Delta Air Lines, Inc.*	92,118	902,756
Southwest Airlines Co.	184,354	2,328,391
United Continental Holdings, Inc.*	39,642	911,370
US Airways Group, Inc.*	35,777	311,618

		4,454,135

Auto Components 0.3%
TRW Automotive Holdings Corp.*	21,269	1,171,496
Visteon Corp.*	20,161	1,259,861

		2,431,357

Automobiles 0.1%
Ford Motor Co.*	36,052	537,535

Beverages 0.4%
Coca-Cola Enterprises, Inc.	121,700	3,322,410

Building Products 0.3%
A.O. Smith Corp.	46,169	2,047,133

Capital Markets 2.4%
Artio Global Investors, Inc.	34,419	556,211
Franklin Resources, Inc.	18,091	2,262,823
Invesco Ltd.	107,314	2,742,946
Northern Trust Corp.	159,031	8,070,823
State Street Corp.	35,031	1,574,293
TD Ameritrade Holding Corp.	185,000	3,860,950

		19,068,046

Chemicals 2.3%
Agrium, Inc.	11,161	1,029,714
CF Industries Holdings, Inc.	17,000	2,325,430
Eastman Chemical Co.	49,135	4,880,088
Huntsman Corp.	110,005	1,911,887
Lubrizol Corp.	16,122	2,159,703
Minerals Technologies, Inc.	30,268	2,073,963
PPG Industries, Inc.	38,610	3,676,058

		18,056,843

Commercial Banks 3.9%
BOK Financial Corp.	15,852	819,231
CIT Group, Inc.*	142,746	6,073,842
Comerica, Inc.	182,315	6,694,607
Commerce Bancshares, Inc.	88,754	3,589,212
Cullen/Frost Bankers, Inc.	28,823	1,701,134
East West Bancorp, Inc.	76,600	1,682,136
Fifth Third Bancorp	187,714	2,605,470
Huntington Bancshares, Inc.	223,498	1,484,027
KeyCorp	198,234	1,760,318
SunTrust Banks, Inc.	129,579	3,737,058
TCF Financial Corp.	71,308	1,130,945

		31,277,980

Commercial Services & Supplies 2.4%
Cintas Corp.	77,330	2,340,779
Pitney Bowes, Inc.	48,065	1,234,790
Republic Services, Inc.	434,322	13,047,033
Ritchie Bros. Auctioneers, Inc.(a)	29,091	818,911
Waste Management, Inc.	34,003	1,269,672

		18,711,185

Communications Equipment 0.6%
EchoStar Corp., Class A*	76,352	2,889,923
Emulex Corp.*	182,845	1,950,956

		4,840,879

Computers & Peripherals 1.0%
SanDisk Corp.*	73,600	3,392,224
Western Digital Corp.*	127,080	4,738,813

		8,131,037

Construction & Engineering 2.0%
Chicago Bridge & Iron Co. NV NYRS-NL	54,513	2,216,499
EMCOR Group, Inc.*	126,800	3,926,996
Fluor Corp.	15,208	1,120,221
Foster Wheeler AG*	96,126	3,616,260
Jacobs Engineering Group, Inc.*	24,622	1,266,309
KBR, Inc.	31,615	1,194,099
URS Corp.*	60,000	2,763,000

		16,103,384

Construction Materials 0.1%
Cemex SAB de CV ADR-MX*	85,088	759,832

Containers & Packaging 1.8%
Bemis Co., Inc.	281,189	9,225,811
Crown Holdings, Inc.*	102,200	3,942,876
Smurfit-Stone Container Corp.*	25,299	977,806

		14,146,493

Distributors 0.1%
Genuine Parts Co.	15,324	821,979

Diversified Consumer Services 0.8%
Apollo Group, Inc., Class A*	14,123	589,070
Capella Education Co.*(a)	10,377	516,671
Career Education Corp.*	39,934	907,301
Corinthian Colleges, Inc.*(a)	72,738	321,502
DeVry, Inc.	11,935	657,260
H&R Block, Inc.	168,500	2,820,690

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Consumer Services (continued)
ITT Educational Services, Inc.*(a)	6,894	$497,402

		6,309,896

Diversified Financial Services 0.1%
Pico Holdings, Inc.*	24,695	742,332

Diversified Telecommunication Services 2.0%
CenturyLink, Inc.	23,518	977,173
Consolidated Communications Holdings, Inc.	58,646	1,098,440
Qwest Communications International, Inc.	686,795	4,690,810
TELUS Corp.	48,206	2,464,746
Windstream Corp.(a)	502,669	6,469,350

		15,700,519

Electric Utilities 2.6%
American Electric Power Co., Inc.	53,893	1,893,800
Entergy Corp.	19,981	1,342,923
FirstEnergy Corp.	23,778	881,926
IDACORP, Inc.	15,228	580,187
Northeast Utilities	74,004	2,560,538
NV Energy, Inc.	280,212	4,172,357
Pepco Holdings, Inc.	94,152	1,755,935
Pinnacle West Capital Corp.	28,728	1,229,271
Portland General Electric Co.	64,451	1,532,000
Westar Energy, Inc.	172,885	4,567,622

		20,516,559

Electrical Equipment 2.3%
Babcock & Wilcox Co. (The)*	43,702	1,458,773
Cooper Industries PLC	94,586	6,138,631
Hubbell, Inc., Class B	47,617	3,382,235
Rockwell Automation, Inc.	23,011	2,177,991
Thomas & Betts Corp.*	86,278	5,130,953

		18,288,583

Electronic Equipment, Instruments & Components 1.4%
Agilent Technologies, Inc.*	132,616	5,938,545
Avnet, Inc.*	97,759	3,332,604
Molex, Inc., Class A	82,551	1,707,980

		10,979,129

Energy Equipment & Services 2.0%
Cameron International Corp.*	32,805	1,873,166
Dresser-Rand Group, Inc.*	53,300	2,857,946
McDermott International, Inc.*	123,842	3,144,348
Nabors Industries Ltd.*	121,169	3,681,114
Noble Corp.	90,603	4,133,309

		15,689,883

Food & Staples Retailing 1.1%
CVS Caremark Corp.	129,765	4,453,535
Sysco Corp.	147,598	4,088,464

		8,541,999

Food Products 2.8%
ConAgra Foods, Inc.	246,543	5,855,396
General Mills, Inc.	94,859	3,467,097
H.J. Heinz Co.	92,118	4,497,201
Kellogg Co.	84,296	4,550,298
Ralcorp Holdings, Inc.*	57,900	3,962,097

		22,332,089

Gas Utilities 0.4%
AGL Resources, Inc.	59,409	2,366,855
Questar Corp.	25,496	444,905

		2,811,760

Health Care Equipment & Supplies 1.4%
Boston Scientific Corp.*	221,821	1,594,893
CareFusion Corp.*	103,050	2,906,010
Covidien PLC	24,457	1,270,297
Symmetry Medical, Inc.*	42,334	414,873
Zimmer Holdings, Inc.*	79,806	4,830,657

		11,016,730

Health Care Providers & Services 3.7%
AmerisourceBergen Corp.	125,800	4,976,648
CIGNA Corp.	117,235	5,191,166
LifePoint Hospitals, Inc.*	104,839	4,212,431
MEDNAX, Inc.*	43,300	2,884,213
Patterson Cos., Inc.	115,692	3,724,126
Quest Diagnostics, Inc.	102,225	5,900,427
Select Medical Holdings Corp.*	83,656	674,267
Universal Health Services, Inc., Class B	43,401	2,144,443

		29,707,721

Hotels, Restaurants & Leisure 1.3%
CEC Entertainment, Inc.	117,476	4,432,370
International Speedway Corp., Class A	48,158	1,435,108
Penn National Gaming, Inc.*	66,868	2,478,128
Royal Caribbean Cruises Ltd.*	34,367	1,417,983
Speedway Motorsports, Inc.	48,637	777,219

		10,540,808

Household Durables 1.0%
D.R. Horton, Inc.	46,754	544,684
Garmin Ltd.(a)	32,400	1,097,064
KB Home(a)	22,012	273,829
Lennar Corp., Class A	25,627	464,361
Mohawk Industries, Inc.*	17,022	1,040,895
Stanley Black & Decker, Inc.	20,361	1,559,653

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Household Durables (continued)
Whirlpool Corp.	38,758	$3,308,383

		8,288,869

Household Products 1.3%
Clorox Co.	40,103	2,810,017
Energizer Holdings, Inc.*	17,997	1,280,667
Kimberly-Clark Corp.	97,974	6,394,763

		10,485,447

Independent Power Producers & Energy Traders 0.1%
NRG Energy, Inc.*	55,100	1,186,854

Industrial Conglomerates 0.9%
Koninklijke Philips Electronics NV*	149,780	4,797,896
Tyco International Ltd.	48,284	2,161,675

		6,959,571

Information Technology Services 2.3%
Amdocs Ltd.*	114,700	3,309,095
Automatic Data Processing, Inc.	13,832	709,720
Booz Allen Hamilton Holding Corp.*	88,380	1,591,724
Computer Sciences Corp.	46,209	2,251,765
Fidelity National Information Services, Inc.	154,041	5,035,600
Lender Processing Services, Inc.	64,600	2,079,474
SAIC, Inc.*	195,200	3,302,784

		18,280,162

Insurance 8.6%
ACE Ltd.	58,264	3,769,681
Allstate Corp. (The)	101,585	3,228,371
Aon Corp.	172,286	9,124,267
Arch Capital Group Ltd.*	18,700	1,854,853
Assurant, Inc.	32,634	1,256,735
Axis Capital Holdings Ltd.	30,816	1,076,095
Chubb Corp.	46,193	2,832,093
Everest Re Group Ltd.	17,234	1,519,694
HCC Insurance Holdings, Inc.	321,301	10,059,934
Lincoln National Corp.	97,407	2,926,106
Marsh & McLennan Cos., Inc.	116,024	3,458,676
PartnerRe Ltd.	61,966	4,910,186
Symetra Financial Corp.	109,598	1,490,533
Torchmark Corp.	15,798	1,050,251
Transatlantic Holdings, Inc.	100,237	4,878,535
Travelers Cos., Inc. (The)	60,527	3,600,146
Unum Group	90,241	2,368,826
Willis Group Holdings PLC	85,156	3,436,896
XL Group PLC	208,184	5,121,326

		67,963,204

Internet & Catalog Retail 0.3%
Expedia, Inc.	102,600	2,324,916

Leisure Equipment & Products 0.7%
Hasbro, Inc.	86,603	4,056,485
Mattel, Inc.	58,428	1,456,610

		5,513,095

Life Sciences Tools & Services 0.6%
Life Technologies Corp.*	91,996	4,822,430

Machinery 2.9%
AGCO Corp.*	32,221	1,771,188
Eaton Corp.	72,624	4,026,275
Harsco Corp.	30,214	1,066,252
Kaydon Corp.	105,503	4,134,663
Manitowoc Co., Inc. (The)	61,976	1,356,035
Navistar International Corp.*	36,749	2,547,808
Oshkosh Corp.*	125,193	4,429,328
Parker Hannifin Corp.	18,268	1,729,614
Terex Corp.*	49,336	1,827,406

		22,888,569

Media 1.3%
DISH Network Corp., Class A*	73,638	1,793,822
DreamWorks Animation SKG, Inc., Class A*	41,600	1,161,888
John Wiley & Sons, Inc., Class A	33,039	1,679,703
Liberty Media Corp. - Starz, Series A*	19,366	1,502,801
National CineMedia, Inc.(a)	115,742	2,160,903
Regal Entertainment Group, Class A	146,324	1,975,374

		10,274,491

Metals & Mining 1.0%
Cliffs Natural Resources, Inc.	10,856	1,066,928
Freeport-McMoRan Copper & Gold, Inc.	41,006	2,277,883
Kobe Steel Ltd. ADR-JP(a)	55,710	721,445
Newmont Mining Corp.	50,754	2,770,153
Steel Dynamics, Inc.(a)	40,314	756,694

		7,593,103

Multiline Retail 1.0%
Macy’s, Inc.	120,711	2,928,449
Nordstrom, Inc.	61,113	2,742,751
Target Corp.	41,798	2,090,318

		7,761,518

Multi-Utilities 6.6%
CenterPoint Energy, Inc.	460,496	8,086,310
CMS Energy Corp.	316,200	6,210,168
Consolidated Edison, Inc.	21,415	1,086,169
DTE Energy Co.	72,268	3,538,241
NiSource, Inc.	199,900	3,834,082
OGE Energy Corp.	77,500	3,918,400
PG&E Corp.	268,833	11,877,042
Sempra Energy	157,318	8,416,513
Wisconsin Energy Corp.	87,044	2,654,842

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Multi-Utilities (continued)
Xcel Energy, Inc.	108,669	$2,596,102

		52,217,869

Oil, Gas & Consumable Fuels 6.3%
Alpha Natural Resources, Inc.*(a)	26,829	1,592,838
Devon Energy Corp.	15,794	1,449,415
El Paso Corp.	141,629	2,549,322
Enbridge, Inc.	60,384	3,710,597
EQT Corp.	116,144	5,795,586
Imperial Oil Ltd.	123,081	6,289,255
Murphy Oil Corp.	72,316	5,309,441
Newfield Exploration Co.*	74,713	5,678,935
Noble Energy, Inc.	9,799	947,073
Petrohawk Energy Corp.*	49,100	1,204,914
QEP Resources, Inc.	25,239	1,023,189
SandRidge Energy, Inc.*	144,459	1,849,075
Southwestern Energy Co.*	35,177	1,511,556
Spectra Energy Partners LP	53,047	1,743,655
Ultra Petroleum Corp.*	12,125	597,156
Whiting Petroleum Corp.*	97,009	7,125,311
Williams Partners LP	35,867	1,857,910

		50,235,228

Paper & Forest Products 0.6%
Domtar Corp.	17,570	1,612,575
Louisiana-Pacific Corp.*(a)	142,665	1,497,982
MeadWestvaco Corp.	64,099	1,944,123

		5,054,680

Pharmaceuticals 3.5%
Endo Pharmaceuticals Holdings, Inc.*	88,355	3,371,627
Forest Laboratories, Inc.*	158,300	5,113,090
Hospira, Inc.*	74,960	4,137,792
Mylan, Inc.*	418,217	9,480,979
Valeant Pharmaceuticals International, Inc.	44,900	2,236,469
Watson Pharmaceuticals, Inc.*	54,309	3,041,847

		27,381,804

Professional Services 0.4%
Towers Watson & Co., Class A	61,100	3,388,606

Real Estate Investment Trusts (REITs) 4.5%
Annaly Capital Management, Inc.	560,037	9,772,646
AvalonBay Communities, Inc.	4,659	559,453
Boston Properties, Inc.	6,140	582,379
Capstead Mortgage Corp.	87,896	1,123,311
Equity Residential	14,245	803,560
Government Properties Income Trust	174,355	4,683,175
Health Care REIT, Inc.	52,000	2,726,880
Host Hotels & Resorts, Inc.	21,427	377,329
National Health Investors, Inc.	19,161	918,195
Pebblebrook Hotel Trust(a)	18,209	403,329
Piedmont Office Realty Trust, Inc., Class A	221,560	4,300,480
ProLogis	117,056	1,870,555
Rayonier, Inc.	82,683	5,151,978
Ventas, Inc.	15,820	859,026
Weyerhaeuser Co.	71,693	1,763,648

		35,895,944

Road & Rail 1.0%
Con-way Inc.	42,860	1,683,969
J.B. Hunt Transport Services, Inc.	43,296	1,966,504
Kansas City Southern*	44,548	2,425,639
Werner Enterprises, Inc.	63,635	1,684,419

		7,760,531

Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	274,177	4,282,645
Lam Research Corp.*	50,100	2,838,666
LSI Corp.*	817,261	5,557,375
Microchip Technology, Inc.(a)	37,627	1,430,202
Micron Technology, Inc.*	239,000	2,738,940
Skyworks Solutions, Inc.*	34,600	1,121,732
Teradyne, Inc.*	84,278	1,500,991

		19,470,551

Software 1.2%
BMC Software, Inc.*	48,065	2,390,753
Cadence Design Systems, Inc.*	154,195	1,503,402
Check Point Software Technologies Ltd.*	71,224	3,635,985
Symantec Corp.*	112,800	2,091,312

		9,621,452

Specialty Retail 3.7%
Abercrombie & Fitch Co., Class A	35,858	2,104,865
Aeropostale, Inc.*	139,450	3,391,424
Best Buy Co., Inc.	71,862	2,063,877
GameStop Corp., Class A*	125,600	2,828,512
Lowe’s Cos., Inc.	234,563	6,199,500
Ross Stores, Inc.	39,700	2,823,464
Staples, Inc.	235,801	4,579,255
TJX Cos., Inc.	101,800	5,062,514

		29,053,411

Textiles, Apparel & Luxury Goods 0.4%
VF Corp.	34,200	3,369,726

Thrifts & Mortgage Finance 1.4%
Capitol Federal Financial, Inc.	108,290	1,220,428
Hudson City Bancorp, Inc.	562,442	5,444,439
People’s United Financial, Inc.	339,638	4,272,646

		10,937,513

Tobacco 1.1%
Lorillard, Inc.	95,205	9,045,427

Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc.*	67,317	1,377,979

Wireless Telecommunication Services 0.4%
Rogers Communications, Inc., Class B	69,917	2,541,388
Sprint Nextel Corp.*	119,444	554,220

		3,095,608

Total Common Stocks (cost $662,384,362)		773,390,661

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Exchange Traded Fund 0.5%
	Shares	Market Value
Equity 0.5%
iShares Russell Midcap Value Index Fund	83,388	$4,015,965

Total Exchange Traded Fund (cost $3,948,263)		4,015,965

Mutual Fund 1.7%

	Shares	Market Value
Money Market Fund 1.7%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(b)	13,592,783	13,592,783

Total Mutual Fund (cost $13,592,783)		13,592,783

Repurchase Agreement 1.3%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.14%, dated 03/31/11, due 04/01/11, repurchase price $10,271,236, collateralized by U.S. Government Agency Mortgage Securities ranging 0.00% - 6.00%, maturing 07/20/18 - 03/20/41; total market value of $10,476,620.(c)	$10,271,197	$10,271,197

Total Repurchase Agreement (cost $10,271,197)		10,271,197

Total Investments (cost $690,196,605) (d) — 101.2%		801,270,606
Liabilities in excess of other assets — (1.2)%		(9,366,437)

NET ASSETS — 100.0%		$791,904,169

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $9,973,796.
(b)	Represents 7-day effective yield as of March 31, 2011.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2011 was $10,271,197.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $699,476,264, tax unrealized appreciation and depreciation were $107,383,609 and $(5,589,267), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
JP	Japan
LP	Limited Partnership
Ltd.	Limited
MX	Mexico
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SAB de CV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

At March 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	Bank of America NA	4/29/11	(4,891,592)	$(5,014,215)	$(5,042,879)	$(28,664)
Euro	UBS AG	4/29/11	(2,533,112)	(3,571,282)	(3,588,448)	(17,166)
Euro	UBS AG	4/29/11	(171,810)	(242,135)	(243,389)	(1,254)

Total Short Contracts				$(8,827,632)	$(8,874,716)	$(47,084)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$13,253,867	$—	$—	$13,253,867
Airlines	4,454,135	—	—	4,454,135
Auto Components	2,431,357	—	—	2,431,357
Automobiles	537,535	—	—	537,535
Beverages	3,322,410	—	—	3,322,410
Building Products	2,047,133	—	—	2,047,133
Capital Markets	19,068,046	—	—	19,068,046
Chemicals	18,056,843	—	—	18,056,843
Commercial Banks	31,277,980	—	—	31,277,980
Commercial Services & Supplies	18,711,185	—	—	18,711,185
Communications Equipment	4,840,879	—	—	4,840,879
Computers & Peripherals	8,131,037	—	—	8,131,037
Construction & Engineering	16,103,384	—	—	16,103,384
Construction Materials	759,832	—	—	759,832
Containers & Packaging	14,146,493	—	—	14,146,493
Distributors	821,979	—	—	821,979
Diversified Consumer Services	6,309,896	—	—	6,309,896
Diversified Financial Services	742,332	—	—	742,332
Diversified Telecommunication Services	15,700,519	—	—	15,700,519
Electric Utilities	20,516,559	—	—	20,516,559
Electrical Equipment	18,288,583	—	—	18,288,583
Electronic Equipment, Instruments & Components	10,979,129	—	—	10,979,129
Energy Equipment & Services	15,689,883	—	—	15,689,883
Food & Staples Retailing	8,541,999	—	—	8,541,999
Food Products	22,332,089	—	—	22,332,089
Gas Utilities	2,811,760	—	—	2,811,760
Health Care Equipment & Supplies	11,016,730	—	—	11,016,730
Health Care Providers & Services	29,707,721	—	—	29,707,721
Hotels, Restaurants & Leisure	10,540,808	—	—	10,540,808
Household Durables	8,288,869	—	—	8,288,869
Household Products	10,485,447	—	—	10,485,447
Independent Power Producers & Energy Traders	1,186,854	—	—	1,186,854
Industrial Conglomerates	2,161,675	4,797,896	—	6,959,571
Information Technology Services	18,280,162	—	—	18,280,162
Insurance	67,963,204	—	—	67,963,204
Internet & Catalog Retail	2,324,916	—	—	2,324,916
Leisure Equipment & Products	5,513,095	—	—	5,513,095
Life Sciences Tools & Services	4,822,430	—	—	4,822,430
Machinery	22,888,569	—	—	22,888,569
Media	10,274,491	—	—	10,274,491
Metals & Mining	7,593,103	—	—	7,593,103
Multiline Retails	7,761,518	—	—	7,761,518
Multi-Utilities	52,217,869	—	—	52,217,869
Oil, Gas & Consumable Fuels	50,235,228	—	—	50,235,228

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Paper & Forest Products	$5,054,680	$—	$—	$5,054,680
Pharmaceuticals	27,381,804	—	—	27,381,804
Professional Services	3,388,606	—	—	3,388,606
Real Estate Investment Trusts (REITs)	35,895,944	—	—	35,895,944
Road & Rail	7,760,531	—	—	7,760,531
Semiconductors & Semiconductor
Equipment	19,470,551	—	—	19,470,551
Software	9,621,452	—	—	9,621,452
Specialty Retail	29,053,411	—	—	29,053,411
Textiles, Apparel & Luxury Goods	3,369,726	—	—	3,369,726
Thrifts & Mortgage Finance	10,937,513	—	—	10,937,513
Tobacco	9,045,427	—	—	9,045,427
Trading Companies & Distributors	1,377,979	—	—	1,377,979
Wireless Telecommunication Services	3,095,608	—	—	3,095,608

Total Common Stocks	$768,592,765	$4,797,896	$—	$773,390,661

Exchange Traded Fund	4,015,965	—	—	4,015,965
Mutual Fund	13,592,783	—	—	13,592,783
Repurchase Agreement	—	10,271,197	—	10,271,197

Total Assets	$786,201,513	$15,069,093	$—	$801,270,606

Liabilities:
Forward Foreign Currency Contracts	—	(47,084)	—	(47,084)

Total Liabilities	$—	$(47,084)	$—	$(47,084)

Total	$786,201,513	$15,022,009	$—	$801,223,522

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A Forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2011

Liabilities:		Fair Value
Forward foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	$(47,084)

Total		$(47,084)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 97.9%

	Shares	Market Value
Aerospace & Defense 1.2%
BE Aerospace, Inc.*	23,540	$836,376
TransDigm Group, Inc.*	16,440	1,378,165

		2,214,541

Airlines 0.4%
Alaska Air Group, Inc.*	12,190	773,090

Auto Components 0.6%
Tenneco, Inc.*	23,930	1,015,828

Beverages 0.6%
Boston Beer Co., Inc., Class A*	11,300	1,046,606

Biotechnology 1.3%
Alexion Pharmaceuticals, Inc.*	11,360	1,121,005
Cepheid, Inc.*	26,990	756,260
United Therapeutics Corp.*	8,480	568,329

		2,445,594

Capital Markets 1.9%
Greenhill & Co., Inc.	26,900	1,769,751
Stifel Financial Corp.*	12,790	918,194
Waddell & Reed Financial, Inc., Class A	20,680	839,815

		3,527,760

Chemicals 1.1%
Rockwood Holdings, Inc.*	17,580	865,288
Solutia, Inc.*	46,600	1,183,640

		2,048,928

Commercial Banks 1.4%
East West Bancorp, Inc.	44,600	979,416
Signature Bank*	23,930	1,349,652
SVB Financial Group*	4,900	278,957

		2,608,025

Commercial Services & Supplies 0.8%
Mobile Mini, Inc.*	30,300	727,806
Waste Connections, Inc.	24,100	693,839

		1,421,645

Communications Equipment 3.9%
Acme Packet, Inc.*	20,350	1,444,036
Aruba Networks, Inc.*	80,920	2,738,333
Ciena Corp.*	22,930	595,263
Finisar Corp.*	53,120	1,306,752
Riverbed Technology, Inc.*	28,540	1,074,531

		7,158,915

Computers & Peripherals 1.2%
Stratasys, Inc.*	46,200	2,171,400

Containers & Packaging 0.5%
Rock-Tenn Co., Class A	13,230	917,500

Distributors 0.7%
LKQ Corp.*	51,388	1,238,451

Diversified Consumer Services 1.2%
Archipelago Learning, Inc.*	18,300	156,465
Capella Education Co.*	16,150	804,108
Sotheby’s	22,040	1,159,304

		2,119,877

Diversified Financial Services 2.1%
Encore Capital Group, Inc.*	20,970	496,779
MSCI, Inc., Class A*	16,140	594,275
Portfolio Recovery Associates, Inc.*	32,000	2,724,160

		3,815,214

Electrical Equipment 3.9%
Acuity Brands, Inc.	24,800	1,450,552
General Cable Corp.*	63,300	2,740,890
GrafTech International Ltd.*	62,700	1,293,501
Polypore International, Inc.*	27,120	1,561,570

		7,046,513

Electronic Equipment, Instruments & Components 0.1%
IPG Photonics Corp.*	3,330	192,074

Energy Equipment & Services 5.2%
CARBO Ceramics, Inc.	9,210	1,299,715
Core Laboratories NV	18,560	1,896,275
Dresser-Rand Group, Inc.*	45,900	2,461,158
Dril-Quip, Inc.*	23,300	1,841,399
Lufkin Industries, Inc.	9,850	920,680
Superior Energy Services, Inc.*	24,940	1,022,540

		9,441,767

Food & Staples Retailing 0.2%
Fresh Market, Inc. (The)*	10,680	403,063

Food Products 0.7%
Diamond Foods, Inc.	21,570	1,203,606

Health Care Equipment & Supplies 6.6%
Cooper Cos., Inc. (The)	17,220	1,195,929
DexCom, Inc.*	93,110	1,445,067
HeartWare International, Inc.*	6,150	526,010
Masimo Corp.	45,400	1,502,740
Neogen Corp.*	5,990	247,866
NuVasive, Inc.*	62,100	1,572,372
NxStage Medical, Inc.*	25,030	550,159
Sirona Dental Systems, Inc.*	16,500	827,640
Volcano Corp.*	96,290	2,465,024
Zoll Medical Corp.*	37,700	1,689,337

		12,022,144

Health Care Providers & Services 4.9%
AMERIGROUP Corp.*	16,600	1,066,550

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Brookdale Senior Living, Inc.*	32,200	$901,600
Catalyst Health Solutions, Inc.*	19,030	1,064,348
Hanger Orthopedic Group, Inc.*	33,250	865,498
Healthways, Inc.*	50,830	781,257
HMS Holdings Corp.*	22,630	1,852,265
IPC The Hospitalist Co., Inc.*	17,850	810,568
Magellan Health Services, Inc.*	20,120	987,490
MWI Veterinary Supply, Inc.*	1,220	98,430
Team Health Holdings, Inc.*	30,680	536,286

		8,964,292

Health Care Technology 1.0%
athenahealth, Inc.*	9,130	412,037
SXC Health Solutions Corp.*	26,130	1,431,924

		1,843,961

Hotels, Restaurants & Leisure 1.3%
BJ’s Restaurants, Inc.*	20,770	816,884
Panera Bread Co., Class A*	12,530	1,591,310

		2,408,194

Household Durables 1.1%
Tempur-Pedic International, Inc.*	39,400	1,996,004

Information Technology Services 0.5%
Cardtronics, Inc.*	42,510	865,078

Internet & Catalog Retail 0.4%
Shutterfly, Inc.*	14,910	780,688

Internet Software & Services 7.0%
Ancestry.com, Inc.*	21,600	765,720
comScore, Inc.*	23,640	697,616
Constant Contact, Inc.*	68,750	2,399,375
DealerTrack Holdings, Inc.*	89,800	2,061,808
Dice Holdings, Inc.*	114,910	1,736,290
IntraLinks Holdings, Inc.*	48,890	1,307,319
LogMeIn, Inc.*	51,570	2,174,191
OpenTable, Inc.*	7,810	830,593
SINA Corp.*	6,690	716,098

		12,689,010

Life Sciences Tools & Services 1.1%
Bruker Corp.*	55,550	1,158,217
Pacific Biosciences of California, Inc.*	14,420	202,601
PerkinElmer, Inc.	26,300	690,901

		2,051,719

Machinery 9.7%
Actuant Corp., Class A	27,550	798,950
Chart Industries, Inc.*	10,180	560,307
Commercial Vehicle Group, Inc.*	36,220	646,165
Gardner Denver, Inc.	42,980	3,353,729
Graco, Inc.	66,280	3,015,077
Lindsay Corp.	9,290	734,096
Manitowoc Co., Inc. (The)	33,600	735,168
Middleby Corp.*	6,340	591,015
Nordson Corp.	11,000	1,265,660
Robbins & Myers, Inc.	19,180	882,088
WABCO Holdings, Inc.*	23,590	1,454,088
Wabtec Corp.	54,740	3,713,014

		17,749,357

Media 0.7%
Imax Corp.*	38,120	1,219,078

Metals & Mining 1.9%
Allied Nevada Gold Corp.*	24,040	852,939
Globe Specialty Metals, Inc.	45,020	1,024,655
Schnitzer Steel Industries, Inc., Class A	14,510	943,295
Silver Standard Resources, Inc.*	18,870	592,141

		3,413,030

Oil, Gas & Consumable Fuels 1.6%
Brigham Exploration Co.*	30,990	1,152,208
Concho Resources, Inc.*	7,630	818,699
Oasis Petroleum, Inc.*	31,970	1,010,892

		2,981,799

Personal Products 0.6%
Elizabeth Arden, Inc.*	36,260	1,088,163

Pharmaceuticals 0.5%
Salix Pharmaceuticals Ltd.*	27,310	956,669

Professional Services 1.8%
Acacia Research Corp.*	44,050	1,507,391
CoStar Group, Inc.*	19,400	1,215,992
SFN Group, Inc.*	36,900	519,921

		3,243,304

Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.	11,720	1,168,953

Road & Rail 0.6%
J.B. Hunt Transport Services, Inc.	24,550	1,115,061

Semiconductors & Semiconductor Equipment 4.4%
Cavium Networks, Inc.*	26,270	1,180,311
Cypress Semiconductor Corp.*	56,790	1,100,590
Diodes, Inc.*	26,120	889,647
Netlogic Microsystems, Inc.*	37,920	1,593,398
Semtech Corp.*	44,700	1,118,394
Skyworks Solutions, Inc.*	36,870	1,195,326
Teradyne, Inc.*	56,140	999,854

		8,077,520

Software 11.6%
Ariba, Inc. *	3,270	111,638
Aspen Technology, Inc.*	73,690	1,104,613
BroadSoft, Inc.*	21,870	1,042,980
CommVault Systems, Inc.*	48,010	1,914,639
Concur Technologies, Inc.*	23,010	1,275,905
FactSet Research Systems, Inc.	16,875	1,767,319
Fortinet, Inc.*	30,550	1,344,200
Informatica Corp.*	16,870	881,120
MICROS Systems, Inc.*	53,250	2,632,148
NetSuite, Inc.*	23,230	675,528
RealD Inc.*	32,800	897,408
RealPage, Inc.*	23,670	656,369
SS&C Technologies Holdings, Inc.*	24,840	507,233
SuccessFactors, Inc.*	32,550	1,272,379
Synchronoss Technologies, Inc.*	76,560	2,660,460
TIBCO Software, Inc.*	49,240	1,341,790
Ultimate Software Group, Inc.*	20,000	1,175,000

		21,260,729

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail 3.1%
Monro Muffler Brake, Inc.	29,360	$968,293
Tractor Supply Co.	22,370	1,339,068
Ulta Salon Cosmetics & Fragrance, Inc.*	28,150	1,354,860
Vitamin Shoppe, Inc.*	22,810	771,662
Zumiez, Inc.*	44,700	1,181,421

		5,615,304

Textiles, Apparel & Luxury Goods 5.3%
Columbia Sportswear Co.	24,800	1,473,616
G-III Apparel Group Ltd.*	21,710	815,862
Lululemon Athletica, Inc.*	15,070	1,341,984
Steven Madden Ltd.*	26,800	1,257,724
Under Armour, Inc., Class A*	52,250	3,555,612
Vera Bradley, Inc.*	27,840	1,175,126

		9,619,924

Trading Companies & Distributors 2.2%
RSC Holdings, Inc.*	74,090	1,065,414
TAL International Group, Inc.	27,270	989,083
Titan Machinery, Inc.*	23,510	593,628
WESCO International, Inc.*	21,030	1,314,375

		3,962,500

Wireless Telecommunication Services 0.4%
SBA Communications Corp., Class A*	18,200	722,176

Total Common Stocks (cost $134,132,538)		178,625,054

Mutual Fund 2.6%

	Shares	Market Value
Money Market Fund 2.6%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(a)	4,806,069	$4,806,069

Total Mutual Fund (cost $4,806,069)		4,806,069

Total Investments (cost $138,938,607) (b) — 100.5%		183,431,123
Liabilities in excess of other assets — (0.5)%		(913,024)

NET ASSETS — 100.0%		$182,518,099

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $139,112,643, tax unrealized appreciation and depreciation were $46,514,918 and $(2,196,438), respectively.

Ltd.	Limited
NV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$178,625,054	$—	$—	$178,625,054
Mutual Funds	4,806,069	$—	$—	4,806,069

Total	$183,431,123	$—	$—	$183,431,123

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.3%

	Shares	Market Value

Aerospace & Defense 2.4%
BE Aerospace, Inc.*	65,200	$2,316,556
Ceradyne, Inc.*	4,800	216,384
Curtiss-Wright Corp.	44,800	1,574,272
Ducommun, Inc.(a)	5,700	136,230
Esterline Technologies Corp.*	23,600	1,668,992
Hexcel Corp.*	67,540	1,329,863
Kratos Defense & Security Solutions, Inc.*	7,523	107,127
LMI Aerospace, Inc.*	4,800	97,008
Moog, Inc., Class A*	2,075	95,263
Triumph Group, Inc.	14,600	1,291,370

		8,833,065

Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	14,800	1,031,856
Pacer International, Inc.*	21,500	113,090
UTi Worldwide, Inc.	56,060	1,134,654

		2,279,600

Airlines 0.6%
AirTran Holdings, Inc.*	7,900	58,855
Alaska Air Group, Inc.*	14,100	894,222
Hawaiian Holdings, Inc.*	38,600	231,986
Pinnacle Airlines Corp.*	9,000	51,750
Republic Airways Holdings, Inc.*	71,500	459,745
United Continental Holdings, Inc.*	3,500	80,465
US Airways Group, Inc.*	52,400	456,404

		2,233,427

Auto Components 1.4%
Dana Holding Corp.*	65,250	1,134,698
Drew Industries, Inc.(a)	109,655	2,448,596
Federal-Mogul Corp.*	53,600	1,334,640
Superior Industries International, Inc.	11,700	299,988

		5,217,922

Beverages 0.0%†
MGP Ingredients, Inc.	4,800	41,856

Biotechnology 0.8%
Alkermes, Inc.*	163,461	2,116,820
ARIAD Pharmaceuticals, Inc.*	15,600	117,312
Celera Corp.*	3,700	30,007
Emergent Biosolutions, Inc.*	5,900	142,544
Halozyme Therapeutics, Inc.*	3,500	23,485
Incyte Corp Ltd.*	8,700	137,895
Lexicon Pharmaceuticals, Inc.*	139,200	233,856
Pharmasset, Inc.*	1,800	141,678
Transcept Pharmaceuticals, Inc.*	2,500	20,475
United Therapeutics Corp.*	2,000	134,040

		3,098,112

Building Products 1.8%
A.O. Smith Corp.	18,600	824,724
Armstrong World Industries, Inc.	32,200	1,489,894
Gibraltar Industries, Inc.*(a)	223,886	2,670,960
Quanex Building Products Corp.	2,100	41,223
Simpson Manufacturing Co., Inc.	47,800	1,408,188
Trex Co., Inc.*(a)	1,600	52,192

		6,487,181

Capital Markets 1.5%
American Capital Ltd.*	52,200	516,780
Artio Global Investors, Inc.	8,700	140,592
BGC Partners, Inc., Class A(a)	50,800	471,932
BlackRock Kelso Capital Corp.	8,067	81,719
Duff & Phelps Corp., Class A	69,289	1,107,238
GFI Group, Inc.	13,000	65,260
Gladstone Capital Corp.(a)	6,700	75,777
Gleacher & Co., Inc.*	52,800	91,872
Knight Capital Group, Inc., Class A*	21,400	286,760
LaBranche & Co., Inc.*	34,800	136,764
MCG Capital Corp.(a)	43,972	285,818
Oppenheimer Holdings, Inc., Class A(a)	2,300	77,073
Prospect Capital Corp.(a)	61,667	752,954
Sanders Morris Harris Group, Inc.(a)	6,600	52,866
TICC Capital Corp.(a)	6,170	67,068
Waddell & Reed Financial, Inc., Class A	32,350	1,313,733

		5,524,206

Chemicals 2.9%
A. Schulman, Inc.(a)	5,700	140,904
Chemtura Corp.*	36,698	631,206
H.B. Fuller Co.	14,400	309,312
Innophos Holdings, Inc.	6,800	313,548
Koppers Holdings, Inc.	3,600	153,720
Kraton Performance Polymers, Inc.*	11,900	455,175
Methanex Corp.	58,548	1,828,454
Minerals Technologies, Inc.	2,500	171,300
Nalco Holding Co.	74,000	2,020,940
Olin Corp.	4,200	96,264
OM Group, Inc.*	6,800	248,472
PolyOne Corp.(a)	29,300	416,353
Rockwood Holdings, Inc.*	6,800	334,696
Solutia, Inc.*	17,100	434,340
Spartech Corp.*	15,900	115,275
Valspar Corp.	72,820	2,847,262

		10,517,221

Commercial Banks 9.0%
1st Source Corp.	2,400	48,096
Alliance Financial Corp.(a)	2,300	76,705
American National Bankshares, Inc.	500	11,255
Banco Latinoamericano de Comercio Exterior SA, Class E	8,900	155,394
Bank of Hawaii Corp.	23,000	1,099,860
Bank of the Ozarks, Inc.(a)	65,740	2,873,495
Boston Private Financial Holdings, Inc.(a)	19,300	136,451
Camden National Corp.	1,800	61,632
Canadian Western Bank	97,500	3,132,672
CapitalSource, Inc.	474,987	3,343,909

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Cathay General Bancorp	13,100	$223,355
Chemical Financial Corp.	5,255	104,732
Citizens & Northern Corp.	8,000	134,480
Citizens Republic Bancorp, Inc.*	438,947	390,619
City Holding Co.(a)	10,400	367,744
CNB Financial Corp.(a)	1,600	23,216
Columbia Banking System, Inc.	6,330	121,346
Community Bank System, Inc.	5,900	143,193
Community Trust Bancorp, Inc.	36,161	1,000,575
CVB Financial Corp.(a)	63,200	588,392
East West Bancorp, Inc.	8,600	188,856
Enterprise Financial Services Corp.	6,700	94,269
Financial Institutions, Inc.	11,000	192,500
First Bancorp, Inc.(a)	800	12,200
First Bancorp, North Carolina(a)	2,200	29,172
First Bancorp, Puerto Rico*(a)	549	2,745
First Busey Corp.	17,300	87,884
First Commonwealth Financial Corp.	127,500	873,375
First Community Bancshares, Inc.(a)	15,800	224,044
First Financial Bancorp	42,100	702,649
First Financial Corp.	3,400	113,016
First Merchants Corp.	10,300	85,181
First of Long Island Corp. (The)	1,800	49,950
FirstMerit Corp.	13,185	224,936
FNB Corp.	41,200	434,248
German American Bancorp, Inc.	1,800	30,942
Heartland Financial USA, Inc.	2,400	40,800
Hudson Valley Holding Corp.	2,626	57,772
IBERIABANK Corp.	5,000	300,650
Independent Bank Corp.	10,200	275,502
Investors Bancorp, Inc.*	85,100	1,267,139
Lakeland Bancorp, Inc.(a)	14,400	149,472
Lakeland Financial Corp.	5,500	124,740
MainSource Financial Group, Inc.	15,700	157,157
Merchants Bancshares, Inc.	3,200	84,736
MidWestOne Financial Group, Inc.(a)	600	8,904
Nara Bancorp, Inc.*	8,500	81,770
National Penn Bancshares, Inc.	24,945	193,074
NBT Bancorp, Inc.	8,800	200,552
Oriental Financial Group, Inc.	34,400	431,720
Orrstown Financial Services, Inc.	4,100	114,800
PacWest Bancorp	9,100	197,925
Park National Corp.(a)	2,300	153,686
Peoples Bancorp, Inc.(a)	5,900	70,918
Pinnacle Financial Partners, Inc.*	43,800	724,452
Porter Bancorp, Inc.	661	5,215
Renasant Corp.	11,000	186,780
Republic Bancorp, Inc., Class A	4,055	78,991
S&T Bancorp, Inc.	5,300	114,321
SCBT Financial Corp.	600	19,968
Sierra Bancorp	17,700	197,886
Simmons First National Corp., Class A(a)	13,493	365,525
Southside Bancshares, Inc.(a)	6,529	139,721
Southwest Bancorp, Inc.*	23,700	336,303
State Bancorp, Inc.	4,200	43,638
StellarOne Corp.	7,800	110,760
Sterling Bancshares, Inc.	17,600	151,536
Suffolk Bancorp	2,100	44,058
Susquehanna Bancshares, Inc.	28,000	261,800
SVB Financial Group*	6,000	341,580
SY Bancorp, Inc.	3,400	85,544
Texas Capital Bancshares, Inc.*	84,350	2,192,257
Tompkins Financial Corp.	2,700	112,185
Trico Bancshares	300	4,893
Trustmark Corp.(a)	8,200	192,044
UMB Financial Corp.	757	28,278
United Bankshares, Inc.(a)	3,000	79,560
United Community Banks, Inc.*(a)	159,563	378,164
Univest Corp. of Pennsylvania(a)	94,400	1,672,768
Washington Trust Bancorp, Inc.	4,100	97,334
WesBanco, Inc.	7,100	147,041
West Bancorp, Inc.(a)	10,600	84,588
West Coast Bancorp*	37,600	130,472
Wintrust Financial Corp.	98,040	3,602,970

		33,225,037

Commercial Services & Supplies 1.1%
ABM Industries, Inc.	3,900	99,021
ACCO Brands Corp.*	15,700	149,778
Clean Harbors, Inc.*	18,464	1,821,658
Deluxe Corp.	40,600	1,077,524
Knoll, Inc.	11,300	236,848
Metalico, Inc.*(a)	22,800	141,816
Team, Inc.*	9,800	257,348
United Stationers, Inc.	3,400	241,570

		4,025,563

Communications Equipment 1.5%
Arris Group, Inc.*	23,436	298,575
Black Box Corp.	5,200	182,780
Digi International, Inc.*	9,900	104,544
Harmonic, Inc.*	170,332	1,597,714
Oplink Communications, Inc.*	4,800	93,552
Plantronics, Inc.	5,700	208,734
Symmetricom, Inc.*	18,500	113,405
Tekelec*	9,000	73,080
Tellabs, Inc.	560,280	2,935,867

		5,608,251

Computers & Peripherals 0.2%
Diebold, Inc.	21,533	763,560
Imation Corp.*	10,700	119,198

		882,758

Construction & Engineering 0.5%
EMCOR Group, Inc.*	33,600	1,040,592
MasTec, Inc.*	43,800	911,040

		1,951,632

Consumer Finance 0.7%
Advance America Cash Advance Centers, Inc.	10,700	56,710
Cash America International, Inc.	15,900	732,195
CompuCredit Holdings Corp.*	10,847	71,265
Dollar Financial Corp.*	23,885	495,614
Imperial Holdings, Inc.*	12,200	123,830
Nelnet, Inc., Class A	20,000	436,600
Netspend Holdings, Inc.*	600	6,312
World Acceptance Corp.*(a)	12,100	788,920

		2,711,446

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Containers & Packaging 1.0%
Boise, Inc.	40,300	$369,148
Graphic Packaging Holding Co.*	12,400	67,208
Myers Industries, Inc.	6,900	68,517
Rock-Tenn Co., Class A(a)	11,000	762,850
Silgan Holdings, Inc.	63,670	2,428,374

		3,696,097

Distributors 0.1%
Core-Mark Holding Co., Inc.*	6,800	224,740

Diversified Consumer Services 0.5%
Mac-Gray Corp.	5,800	93,554
Service Corp. International	150,630	1,665,968
Stewart Enterprises, Inc., Class A	32,100	245,244

		2,004,766

Diversified Financial Services 0.4%
Encore Capital Group, Inc.*	8,400	198,996
Marlin Business Services Corp.*	2,400	29,616
PHH Corp.*	54,000	1,175,580

		1,404,192

Diversified Telecommunication Services 0.3%
Consolidated Communications Holdings, Inc.	35,000	655,550
Premiere Global Services, Inc.*	78,900	601,218

		1,256,768

Electric Utilities 2.0%
Central Vermont Public Service Corp.	4,400	102,476
Cleco Corp.	12,600	432,054
DPL, Inc.	60,290	1,652,549
El Paso Electric Co.*	16,900	513,760
IDACORP, Inc.	21,100	803,910
MGE Energy, Inc.	4,800	194,352
Portland General Electric Co.	21,100	501,547
UIL Holdings Corp.	4,733	144,451
Unisource Energy Corp.	20,400	737,052
Westar Energy, Inc.	83,150	2,196,823

		7,278,974

Electrical Equipment 1.1%
Acuity Brands, Inc.	9,000	526,410
Belden, Inc.	2,000	75,100
EnerSys*	20,400	810,900
GrafTech International Ltd.*	31,700	653,971
Regal-Beloit Corp.	8,100	598,023
Woodward, Inc.	40,850	1,411,776

		4,076,180

Electronic Equipment, Instruments & Components 2.1%
Aeroflex Holding Corp.*	3,600	65,556
Anixter International, Inc.	3,800	265,582
Benchmark Electronics, Inc.*	6,625	125,676
Brightpoint, Inc.*	6,700	72,628
Checkpoint Systems, Inc.*	6,200	139,376
Daktronics, Inc.	9,900	106,425
DDi Corp.	1,400	14,798
DTS, Inc.*	34,560	1,611,533
Insight Enterprises, Inc.*	8,600	146,458
Littelfuse, Inc.(a)	42,082	2,402,882
Mercury Computer Systems, Inc.*	7,700	162,932
MTS Systems Corp.	29,150	1,327,783
NAPCO Security Technologies, Inc.*	182,450	426,933
NeoPhotonics Corp.*	3,500	39,585
RadiSys Corp.*	3,400	29,444
Spectrum Control, Inc.*	6,200	122,016
SYNNEX Corp.*(a)	9,700	317,481
TTM Technologies, Inc.*	21,800	395,888

		7,772,976

Energy Equipment & Services 2.7%
Cal Dive International, Inc.*	216,460	1,510,891
Complete Production Services, Inc.*	16,900	537,589
Dril-Quip, Inc.*	8,950	707,318
Global Industries Ltd.*	22,000	215,380
Gulf Island Fabrication, Inc.	1,300	41,821
Gulfmark Offshore, Inc., Class A*	13,900	618,689
ION Geophysical Corp.*(a)	57,300	727,137
Newpark Resources, Inc.*	12,600	99,036
RPC, Inc.(a)	8,180	207,118
TETRA Technologies, Inc.*	206,700	3,183,180
Tidewater, Inc.	35,690	2,136,046

		9,984,205

Food & Staples Retailing 0.3%
Andersons, Inc. (The)	9,000	438,480
Fresh Market, Inc. (The)*	3,000	113,220
Nash Finch Co.	6,800	257,992
Spartan Stores, Inc.	23,000	340,170

		1,149,862

Food Products 2.0%
B&G Foods, Inc.	10,700	200,839
Corn Products International, Inc.	44,000	2,280,080
Darling International, Inc.*	19,000	292,030
Dole Food Co., Inc.*(a)	33,300	453,879
Fresh Del Monte Produce, Inc.	19,100	498,701
Smithfield Foods, Inc.*	61,040	1,468,622
TreeHouse Foods, Inc.*	40,700	2,314,609

		7,508,760

Gas Utilities 0.7%
Chesapeake Utilities Corp.	3,400	141,508
New Jersey Resources Corp.	16,750	719,413
South Jersey Industries, Inc.	6,300	352,611
Southwest Gas Corp.	20,000	779,400
WGL Holdings, Inc.	18,000	702,000

		2,694,932

Health Care Equipment & Supplies 3.2%
Alere, Inc.*	35,630	1,394,558
Cantel Medical Corp.	8,600	221,450
GenMark Diagnostics, Inc.*(a)	8,475	34,239
Greatbatch, Inc.*	21,100	558,306
Haemonetics Corp.*	20,560	1,347,503
Hill-Rom Holdings, Inc.	65,900	2,502,882
Invacare Corp.	4,900	152,488
MAKO Surgical Corp.*	44,650	1,080,530
SonoSite, Inc.*	49,750	1,657,670
Teleflex, Inc.	49,150	2,849,717

		11,799,343

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services 3.2%
Allied Healthcare International, Inc.*	3,000	$7,620
AMERIGROUP Corp.*	14,100	905,925
Bio-Reference Labs, Inc.*	74,100	1,662,804
ePocrates, Inc.*(a)	1,700	33,660
Five Star Quality Care, Inc.*	64,800	526,824
Gentiva Health Services, Inc.*	12,600	353,178
Healthspring, Inc.*	16,000	597,920
Landauer, Inc.	13,720	844,054
LHC Group, Inc.*(a)	80,690	2,420,700
Magellan Health Services, Inc.*	9,000	441,720
Owens & Minor, Inc.	700	22,736
PharMerica Corp.*	61,600	704,704
RehabCare Group, Inc.*	4,300	158,541
Skilled Healthcare Group, Inc., Class A*	19,400	279,166
Sun Healthcare Group, Inc.*	108,258	1,523,190
Triple-S Management Corp., Class B*	26,300	541,254
VCA Antech, Inc.*	25,704	647,227

		11,671,223

Hotels, Restaurants & Leisure 2.3%
Bravo Brio Restaurant Group, Inc.*	13,800	244,122
Domino’s Pizza, Inc.*	35,300	650,579
Isle of Capri Casinos, Inc.*	38,700	367,650
Multimedia Games, Inc.*	177,020	1,014,325
P.F. Chang’s China Bistro, Inc.	31,100	1,436,509
Penn National Gaming, Inc.*	48,440	1,795,186
Ruby Tuesday, Inc.*	15,300	200,583
Ruth’s Hospitality Group, Inc.*	8,848	45,656
Shuffle Master, Inc.*	112,521	1,201,724
WMS Industries, Inc.*	44,750	1,581,912

		8,538,246

Household Durables 1.8%
Brookfield Homes Corp.*(a)	3,300	31,020
Ethan Allen Interiors, Inc.	95,800	2,098,020
Helen of Troy Ltd.*	48,500	1,425,900
Jarden Corp.	2,172	77,258
La-Z-Boy, Inc.*	1,200	11,460
Ryland Group, Inc.	79,900	1,270,410
Standard Pacific Corp.*(a)	31,200	116,376
Tupperware Brands Corp.	23,974	1,431,488

		6,461,932

Household Products 0.1%
Central Garden and Pet Co., Class A*	24,900	229,329
Spectrum Brands Holdings, Inc.*	3,100	86,056

		315,385

Industrial Conglomerates 0.0%†
Standex International Corp.	3,400	128,826

Information Technology Services 1.3%
Alliance Data Systems Corp.*(a)	12,810	1,100,251
CIBER, Inc.*	29,600	198,320
CSG Systems International, Inc.*	5,700	113,658
FleetCor Technologies, Inc.*	4,800	156,768
Forrester Research, Inc.	16,769	642,085
Gartner, Inc.*	4,100	170,847
Global Cash Access Holdings, Inc.*	9,000	29,430
Mantech International Corp., Class A*	2,000	84,800
NeuStar, Inc., Class A*	67,400	1,724,092
ServiceSource International, Inc.*	6,900	84,042
SRA International, Inc., Class A*	10,200	289,272
TeleTech Holdings, Inc.*	3,500	67,830
Unisys Corp.*	4,900	152,978

		4,814,373

Insurance 4.2%
Alterra Capital Holdings Ltd.	13,800	308,292
American Equity Investment Life Holding Co.	76,300	1,001,056
American Safety Insurance Holdings Ltd.*	1,200	25,716
AMERISAFE, Inc.*	160,940	3,558,384
Amtrust Financial Services, Inc.(a)	14,400	274,608
Argo Group International Holdings Ltd.	2,031	67,104
Arthur J Gallagher & Co.	58,100	1,766,821
Aspen Insurance Holdings Ltd.	93,480	2,576,309
Assured Guaranty Ltd.	23,200	345,680
CNO Financial Group, Inc.*	41,100	308,661
Delphi Financial Group, Inc., Class A	22,475	690,207
Hallmark Financial Services*	5,600	46,928
Hanover Insurance Group, Inc. (The)	27,000	1,221,750
Horace Mann Educators Corp.	1,600	26,880
Meadowbrook Insurance Group, Inc.	20,400	211,140
National Financial Partners Corp.*	53,700	792,075
Navigators Group, Inc. (The)*	2,000	103,000
Old Republic International Corp.	6,200	78,678
Platinum Underwriters Holdings Ltd.	14,600	556,114
ProAssurance Corp.*	2,000	126,740
Selective Insurance Group, Inc.	13,300	230,090
Tower Group, Inc.	1,468	35,276
Validus Holdings Ltd.	31,770	1,058,894

		15,410,403

Internet Software & Services 0.3%
Cornerstone OnDemand, Inc.*	9,600	175,008
Demand Media, Inc.*(a)	3,000	70,650
Digital River, Inc.*	10,991	411,393
SciQuest, Inc.*	5,700	82,764
United Online, Inc.	30,600	192,933

		932,748

Leisure Equipment & Products 0.2%
JAKKS Pacific, Inc.*(a)	29,000	561,150
RC2 Corp.*	5,900	165,790

		726,940

Life Sciences Tools & Services 0.0%†
Pacific Biosciences of California, Inc.*(a)	6,000	84,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Machinery 6.8%
Altra Holdings, Inc.*	8,400	$198,408
Cascade Corp.	1,000	44,580
CIRCOR International, Inc.	4,100	192,782
Douglas Dynamics, Inc.	77,970	1,111,852
Dynamic Materials Corp.(a)	65,991	1,844,448
EnPro Industries, Inc.*	25,100	911,632
FreightCar America, Inc.*	100,310	3,261,078
Harsco Corp.	127,894	4,513,379
Kaydon Corp.	27,000	1,058,130
Kennametal, Inc.	91,359	3,563,001
LB Foster Co., Class A	3,900	168,129
Mueller Industries, Inc.	51,850	1,898,747
Robbins & Myers, Inc.	3,644	167,588
Tennant Co.	1,200	50,448
Terex Corp.*	50,797	1,881,521
Trimas Corp.*	7,000	150,500
Wabtec Corp.	59,420	4,030,459

		25,046,682

Marine 0.1%
Excel Maritime Carriers Ltd.*(a)	112,100	480,909
Horizon Lines, Inc., Class A(a)	2,200	1,870

		482,779

Media 0.2%
Journal Communications, Inc., Class A*	33,500	201,000
LodgeNet Interactive Corp.*(a)	73,900	268,996
Radio One, Inc., Class D*(a)	18,300	35,685
Scholastic Corp.(a)	5,100	137,904

		643,585

Metals & Mining 3.0%
AK Steel Holding Corp.	145,500	2,295,990
Century Aluminum Co.*	4,400	82,192
Coeur d’Alene Mines Corp.*	40,600	1,412,068
Compass Minerals International, Inc.	27,100	2,534,663
Haynes International, Inc.	32,719	1,814,269
Hecla Mining Co.*	6,000	54,480
RTI International Metals, Inc.*	26,750	833,262
Stillwater Mining Co.*	15,300	350,829
Worthington Industries, Inc.	74,000	1,548,080

		10,925,833

Multi-Utilities 0.9%
CMS Energy Corp.	88,850	1,745,014
Vectren Corp.	63,950	1,739,440

		3,484,454

Oil, Gas & Consumable Fuels 3.7%
Approach Resources, Inc.*	67,590	2,271,024
Berry Petroleum Co., Class A	86,540	4,365,943
Brigham Exploration Co.*	9,200	342,056
Clayton Williams Energy, Inc.*	100	10,570
Cloud Peak Energy, Inc.*	19,400	418,846
CVR Energy, Inc.*	38,000	880,080
DHT Holdings, Inc.	42,600	204,906
Energy Partners Ltd.*	7,300	131,400
EXCO Resources, Inc.	26,100	539,226
Gevo, Inc.*	1,000	19,700
Green Plains Renewable Energy, Inc.*(a)	24,800	298,096
Gulfport Energy Corp.*	37,000	1,337,550
Infinity Bio-Energy Ltd.*(b)	155,500	0
International Coal Group, Inc.*	39,900	450,870
Knightsbridge Tankers Ltd.(a)	6,800	170,272
PetroQuest Energy, Inc.*	15,700	146,952
Stone Energy Corp.*	10,200	340,374
Swift Energy Co.*	6,100	260,348
Targa Resources Corp.	3,000	108,720
VAALCO Energy, Inc.*	16,900	131,144
W&T Offshore, Inc.	33,700	768,023
Warren Resources, Inc.*	24,900	126,741
World Fuel Services Corp.	12,100	491,381

		13,814,222

Paper & Forest Products 0.3%
Buckeye Technologies, Inc.	34,600	942,158
Domtar Corp.	2,700	247,806
Schweitzer-Mauduit International, Inc.	1,300	65,793

		1,255,757

Personal Products 0.1%
Nutraceutical International Corp.*	2,600	38,948
Prestige Brands Holdings, Inc.*	26,800	308,200

		347,148

Pharmaceuticals 1.1%
Endo Pharmaceuticals Holdings, Inc.*	65,504	2,499,633
Par Pharmaceutical Cos., Inc.*	10,400	323,232
ViroPharma, Inc.*	69,300	1,379,070
XenoPort, Inc.*	1,900	11,267

		4,213,202

Professional Services 0.4%
Dolan Co. (The)*	11,100	134,754
GP Strategies Corp.*	8,000	108,800
IHS, Inc., Class A*	13,140	1,166,175

		1,409,729

Real Estate Investment Trusts (REITs) 5.6%
American Campus Communities, Inc.	21,100	696,300
American Capital Agency Corp.	38,100	1,110,234
Anworth Mortgage Asset Corp.	117,600	833,784
Ashford Hospitality Trust, Inc.	66,200	729,524

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Associated Estates Realty Corp.	2,400	$38,112
BioMed Realty Trust, Inc.	3,600	68,472
CapLease, Inc.	22,000	120,560
Capstead Mortgage Corp.	30,900	394,902
CBL & Associates Properties, Inc.(a)	31,000	540,020
Colonial Properties Trust	15,036	289,443
Cousins Properties, Inc.	5,500	45,925
DCT Industrial Trust, Inc.	95,300	528,915
Developers Diversified Realty Corp.	13,600	190,400
DiamondRock Hospitality Co.	24,280	271,208
EastGroup Properties, Inc.	4,800	211,056
Education Realty Trust, Inc.	12,600	101,178
Entertainment Properties Trust	7,900	369,878
Equity Lifestyle Properties, Inc.	5,600	322,840
Extra Space Storage, Inc.	8,400	173,964
FelCor Lodging Trust, Inc.*	23,100	141,603
First Industrial Realty Trust, Inc.*	98,600	1,172,354
Getty Realty Corp.	7,200	164,736
Healthcare Realty Trust, Inc.	86,840	1,971,268
Hersha Hospitality Trust	42,700	253,638
Home Properties, Inc.	2,300	135,585
Inland Real Estate Corp.	12,600	120,204
Invesco Mortgage Capital, Inc.	8,300	181,355
LaSalle Hotel Properties	9,500	256,500
Lexington Realty Trust(a)	133,383	1,247,131
LTC Properties, Inc.	8,800	249,392
MFA Financial, Inc.	85,300	699,460
Mid-America Apartment Communities, Inc.	2,000	128,400
MPG Office Trust, Inc.*(a)	38,400	142,464
National Retail Properties, Inc.	23,900	624,507
Omega Healthcare Investors, Inc.	17,800	397,652
Parkway Properties, Inc.	48,500	824,500
Pebblebrook Hotel Trust	3,900	86,385
Pennsylvania Real Estate Investment Trust(a)	44,750	638,582
PS Business Parks, Inc.	2,500	144,850
Ramco-Gershenson Properties Trust	9,800	122,794
Resource Capital Corp.(a)	19,200	126,528
Sabra Health Care REIT, Inc.	132,858	2,339,629
Saul Centers, Inc.	3,700	164,835
Senior Housing Properties Trust	31,000	714,240
Sun Communities, Inc.	7,900	281,635
Sunstone Hotel Investors, Inc.*	22,605	230,345

		20,597,287

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	12,570	1,253,732

Road & Rail 0.7%
Con-way Inc.	37,700	1,481,233
Genesee & Wyoming, Inc., Class A*	10,061	585,550
Heartland Express, Inc.	8,600	151,016
Marten Transport Ltd.	5,700	127,110
Quality Distribution, Inc.*	21,900	259,515
Swift Transportation Co.*(a)	8,000	117,600

		2,722,024

Semiconductors & Semiconductor Equipment 2.2%
Amkor Technology, Inc.*	17,100	115,254
Entegris, Inc.*	30,338	266,064
FEI Co.*	6,800	229,296
Inphi Corp.*	6,600	138,666
IXYS Corp.*	6,900	92,667
MKS Instruments, Inc.	7,700	256,410
Photronics, Inc.*	9,900	88,803
PMC-Sierra, Inc.*	23,300	174,750
Semtech Corp.*	5,700	142,614
Sigma Designs, Inc.*	13,400	173,530
Silicon Laboratories, Inc.*	25,000	1,080,250
Skyworks Solutions, Inc.*	33,200	1,076,344
Supertex, Inc.*	42,200	940,216
Teradyne, Inc.*(a)	101,000	1,798,810
Varian Semiconductor Equipment Associates, Inc.*	28,300	1,377,361
Veeco Instruments, Inc.*(a)	4,500	228,780

		8,179,815

Software 2.5%
Actuate Corp.*	240,700	1,251,640
Advent Software, Inc.*	19,492	558,836
Aspen Technology, Inc.*	12,200	182,878
EPIQ Systems, Inc.	9,100	130,676
JDA Software Group, Inc.*	27,589	834,843
Netscout Systems, Inc.*	4,300	117,476
Quest Software, Inc.*	5,000	126,950
S1 Corp.*	225,920	1,509,145
Smith Micro Software, Inc.*	900	8,424
Solera Holdings, Inc.	35,850	1,831,935
Take-Two Interactive Software, Inc.*	85,600	1,315,672
THQ Inc.*	234,255	1,068,203
TIBCO Software, Inc.*	4,300	117,175

		9,053,853

Specialty Retail 5.0%
Asbury Automotive Group, Inc.*	63,900	1,181,511
Ascena Retail Group, Inc.*	72,500	2,349,725
Brown Shoe Co., Inc.	8,500	103,870
Cabela’s, Inc.*	55,200	1,380,552
Collective Brands, Inc.*	13,300	287,014
Conn’s, Inc.*(a)	34,725	155,568
Express, Inc.	61,400	1,199,756
Finish Line, Inc. (The), Class A	32,800	651,080
Genesco, Inc.*	5,000	201,000
Jos. A. Bank Clothiers, Inc.*	25,900	1,317,792
Monro Muffler Brake, Inc.(a)	87,250	2,877,505
Rent-A-Center, Inc.	26,900	939,079
Select Comfort Corp.*	12,300	148,338
Sonic Automotive, Inc., Class A(a)	82,400	1,154,424
Stage Stores, Inc.	60,000	1,153,200
Talbots, Inc.*	293,000	1,769,720
Tractor Supply Co.	24,100	1,442,626

		18,312,760

Textiles, Apparel & Luxury Goods 3.1%
Carter’s, Inc.*	5,900	168,917
G-III Apparel Group Ltd.*	81,800	3,074,044
Iconix Brand Group, Inc.*	83,450	1,792,506
Maidenform Brands, Inc.*	9,016	257,587
Oxford Industries, Inc.(a)	17,300	591,487
Perry Ellis International, Inc.*	70,000	1,926,400
Warnaco Group, Inc. (The)*	64,150	3,668,739

		11,479,680

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance 3.6%
BankFinancial Corp.	4,900	$45,031
BankUnited, Inc.	37,000	1,062,270
Berkshire Hills Bancorp, Inc.	5,700	118,845
Brookline Bancorp, Inc.	155,086	1,633,055
Capitol Federal Financial, Inc.	2,600	29,302
Dime Community Bancshares, Inc.	7,350	108,486
First Niagara Financial Group, Inc.	144,096	1,956,824
Flushing Financial Corp.	51,063	760,839
MGIC Investment Corp.*	17,100	152,019
OceanFirst Financial Corp.(a)	6,200	86,490
Ocwen Financial Corp.*(a)	112,720	1,242,174
PMI Group, Inc. (The)*	48,400	130,680
Provident Financial Services, Inc.	12,700	187,960
Radian Group, Inc.	44,200	301,002
Trustco Bank Corp.	14,900	88,357
ViewPoint Financial Group	88,650	1,152,450
Washington Federal, Inc.	224,620	3,894,911
WSFS Financial Corp.	4,100	193,110

		13,143,805

Trading Companies & Distributors 1.8%
Aceto Corp.(a)	250,521	1,996,652
Aircastle Ltd.	17,200	207,604
Applied Industrial Technologies, Inc.	27,450	912,987
Beacon Roofing Supply, Inc.*	118,440	2,424,467
Interline Brands, Inc.*	14,000	285,600
Rush Enterprises, Inc., Class A*	3,500	69,300
United Rentals, Inc.*	17,800	592,384

		6,488,994

Water Utilities 0.1%
American States Water Co.	2,800	100,408
California Water Service Group	3,400	126,378
York Water Co. (The)	4,400	76,604

		303,390

Wireless Telecommunication Services 1.0%
NTELOS Holdings Corp.	108,786	2,002,750
Shenandoah Telecommunications Co.(a)	75,500	1,363,530
USA Mobility, Inc.	11,300	163,737

		3,530,017

Total Common Stocks (cost $284,765,753)		359,262,196

U.S. Treasury Note 0.1%

	Principal Amount	Market Value
U.S. Treasury Note, 0.75%, 11/30/11(c)	$325,000	$326,130

Total U.S. Treasury Note (cost $326,047)		326,130

Mutual Fund 2.2%

	Shares	Market Value
Money Market Fund 2.2%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(d)	8,098,199	8,098,199

Total Mutual Fund (cost $8,098,199)		8,098,199

Repurchase Agreements 3.3%

	Principal Amount	Market Value
Morgan Stanley, 0.18%, dated 03/31/11, due 04/01/11, repurchase price $10,000,050, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 10.00%, maturing 06/01/2013 - 04/01/2041; total market value $10,200,000.(e)	$10,000,000	$10,000,000
Goldman Sachs & Co., 0.14%, dated 03/31/11, due 04/01/11, repurchase price $2,237,475, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 6.00%, maturing 07/20/2018 - 03/20/2041; total market value $2,282,215.(e)	2,262,466	2,262,466

Total Repurchase Agreements (cost $12,262,466)		12,262,466

Total Investments (cost $305,427,465) (f) — 102.9%		379,948,991
Liabilities in excess of other assets — (2.9)%		(10,871,512)

NET ASSETS — 100.0%		$369,077,479

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $11,944,771.
(b)	Fair Valued Security.
(c)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(d)	Represents 7-day effective yield as of March 31, 2011.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2011, was $12,262,466.
(f)	At March 31, 2011, the tax basis cost of the Fund’s investments was $308,577,725, tax unrealized appreciation and depreciation were $83,480,604 and $(12,109,338), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
REIT	Real Estate Investment Trust
SA	Stock Company

At March 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
30	Russell 2000 Mini Index	06/17/11	$2,525,100	$89,474

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,833,065	$—	$—	$8,833,065
Air Freight & Logistics	2,279,600	—	—	2,279,600
Airlines	2,233,427	—	—	2,233,427
Auto Components	5,217,922	—	—	5,217,922
Beverages	41,856	—	—	41,856
Biotechnology	3,098,112	—	—	3,098,112
Building Products	6,487,181	—	—	6,487,181
Capital Markets	5,524,206	—	—	5,524,206
Chemicals	10,517,221	—	—	10,517,221
Commercial Banks	33,225,037	—	—	33,225,037
Commercial Services & Supplies	4,025,563	—	—	4,025,563
Communications Equipment	5,608,251	—	—	5,608,251
Computers & Peripherals	882,758	—	—	882,758
Construction & Engineering	1,951,632	—	—	1,951,632
Consumer Finance	2,711,446	—	—	2,711,446
Containers & Packaging	3,696,097	—	—	3,696,097
Distributors	224,740	—	—	224,740
Diversified Consumer Services	2,004,766	—	—	2,004,766
Diversified Financial Services	1,404,192	—	—	1,404,192
Diversified Telecommunication Services	1,256,768	—	—	1,256,768
Electric Utilities	7,278,974	—	—	7,278,974
Electrical Equipment	4,076,180	—	—	4,076,180
Electronic Equipment, Instruments & Components	7,772,976	—	—	7,772,976
Energy Equipment & Services	9,984,205	—	—	9,984,205
Food & Staples Retailing	1,149,862	—	—	1,149,862
Food Products	7,508,760	—	—	7,508,760
Gas Utilities	2,694,932	—	—	2,694,932
Health Care Equipment & Supplies	11,799,343	—	—	11,799,343
Health Care Providers & Services	11,671,223	—	—	11,671,223
Hotels, Restaurants & Leisure	8,538,246	—	—	8,538,246
Household Durables	6,461,932	—	—	6,461,932
Household Products	315,385	—	—	315,385
Industrial Conglomerates	128,826	—	—	128,826
Information Technology Services	4,814,373	—	—	4,814,373
Insurance	15,410,403	—	—	15,410,403
Internet Software & Services	932,748	—	—	932,748
Leisure Equipment & Products	726,940	—	—	726,940

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Life Sciences Tools & Services	$84,300	$—	$—	$84,300
Machinery	25,046,682	—	—	25,046,682
Marine	482,779	—	—	482,779
Media	643,585	—	—	643,585
Metals & Mining	10,925,833	—	—	10,925,833
Multi-Utilities	3,484,454	—	—	3,484,454
Oil, Gas & Consumable Fuels	13,814,222	—	—	13,814,222
Paper & Forest Products	1,255,757	—	—	1,255,757
Personal Products	347,148	—	—	347,148
Pharmaceuticals	4,213,202	—	—	4,213,202
Professional Services	1,409,729	—	—	1,409,729
Real Estate Investment Trusts (REITs)	20,597,287	—	—	20,597,287
Real Estate Management &
Development	1,253,732	—	—	1,253,732
Road & Rail	2,722,024	—	—	2,722,024
Semiconductors & Semiconductor Equipment	8,179,815	—	—	8,179,815
Software	9,053,853	—	—	9,053,853
Specialty Retail	18,312,760	—	—	18,312,760
Textiles, Apparel & Luxury Goods	11,479,680	—	—	11,479,680
Thrifts & Mortgage Finance	13,143,805	—	—	13,143,805
Trading Companies & Distributors	6,488,994	—	—	6,488,994
Water Utilities	303,390	—	—	303,390
Wireless Telecommunication Services	3,530,017	—	—	3,530,017

Total Common Stocks	$359,262,196	$—	$—	$359,262,196

Futures Contracts	89,474	—	—	89,474
Mutual Fund	8,098,199	—	—	8,098,199
Repurchase Agreements	—	12,262,466	—	12,262,466
U.S. Treasury Note	—	326,130	—	326,130

Total	$367,449,869	$12,588,596	$—	$380,038,465

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/11	$—	$—

Change in Unrealized Appreciation/(Depreciation) for securities still held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2011

Assets:		Fair Value
Futures - Equity contracts	Unrealized appreciation from futures contracts	$89,474

Total		$89,474

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 96.7%

	Shares	Market Value
ARGENTINA 0.3%
Internet Software & Services 0.3%
MercadoLibre, Inc.	16,740	$1,366,486

AUSTRALIA 0.3%
Electric Utilities 0.0%
AET & D Holdings No. 1*(a)	106,305	0

Metals & Mining 0.3%
Lynas Corp. Ltd.*	671,193	1,563,457

		1,563,457

AUSTRIA 0.0%
Real Estate Management & Development 0.0%
Immofinanz AG*(a)	103,675	0

BERMUDA 0.9%
Insurance 0.9%
Arch Capital Group Ltd.*	14,900	1,477,931
Aspen Insurance Holdings Ltd.	79,610	2,194,052
Assured Guaranty Ltd.	44,800	667,520

		4,339,503

Oil, Gas & Consumable Fuels 0.0%
Infinity Bio-Energy Ltd.*(a)	94,500	0

		4,339,503

BRAZIL 0.2%
Capital Markets 0.1%
CETIP SA - Balcao Organizado de Ativos e Derivativos	13,807	225,374

Household Durables 0.1%
Brookfield Incorporacoes SA	77,509	400,683
Gafisa SA, ADR	22,915	294,229

		694,912

		920,286

CANADA 1.6%
Commercial Banks 0.6%
Canadian Western Bank	99,780	3,205,928

Commercial Services & Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	18,300	515,145

Electric Utilities 0.3%
Brookfield Infrastructure Partners LP	60,758	1,350,043

Energy Equipment & Services 0.2%
Pason Systems, Inc.(a)	48,500	787,906

Machinery 0.1%
AG Growth International, Inc.(a)	7,300	343,955

Metals & Mining 0.2%
Alamos Gold, Inc.	48,900	750,126
Major Drilling Group International	28,200	479,065

		1,229,191

Oil, Gas & Consumable Fuels 0.0%†
Petrobank Energy & Resources Ltd.*	10,400	219,960

Software 0.1%
Computer Modelling Group Ltd.(a)	9,700	259,734

Specialty Retail 0.0%†
Leon’s Furniture Ltd.	13,400	186,126

		8,097,988

CAYMAN ISLANDS 0.1%
Insurance 0.1%
Greenlight Capital Re Ltd., Class A*	23,464	661,919

CHINA 0.4%
Hotels, Restaurants & Leisure 0.0%†
Country Style Cooking Restaurant Chain Co. Ltd., ADR*(b)	9,510	157,105

Internet & Catalog Retail 0.1%
E-Commerce China Dangdang, Inc., ADR*(b)	11,968	246,900

Internet Software & Services 0.3%
Sohu.com, Inc.*	8,200	732,752
Youku.com, Inc. Series F, ADR*(a)	210,152	527,481
Youku.com, Inc., ADR*(b)	3,739	177,640

		1,437,873

		1,841,878

COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Petrominerales Ltd.	6,410	242,912

INDIA 0.0%†
Internet & Catalog Retail 0.0%†
MakeMyTrip Ltd.*(b)	4,107	120,376

IRELAND 0.2%
Life Sciences Tools & Services 0.2%
ICON PLC, ADR*	55,400	1,196,086

ISRAEL 0.6%
Communications Equipment 0.3%
Ceragon Networks Ltd.*	97,400	1,176,592

Health Care Equipment & Supplies 0.1%
Syneron Medical Ltd.*	38,500	502,040

Semiconductors & Semiconductor Equipment 0.2%
Nova Measuring Instruments Ltd.*	119,000	1,166,200

		2,844,832

JAPAN 0.1%
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.	16,400	483,183

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
MONACO 0.1%
Oil, Gas & Consumable Fuels 0.1%
Scorpio Tankers, Inc.*	60,642	$625,825

NETHERLANDS 0.3%
Energy Equipment & Services 0.2%
Core Laboratories NV	9,400	960,398

Internet Software & Services 0.1%
VistaPrint NV*	6,803	353,076

		1,313,474

PUERTO RICO 0.4%
Commercial Banks 0.2%
Popular, Inc.*	324,500	944,295

Health Care Providers & Services 0.2%
Triple-S Management Corp., Class B*	61,900	1,273,902

		2,218,197

SWITZERLAND 0.3%
Insurance 0.3%
Allied World Assurance Co. Holdings Ltd.	25,700	1,611,133

UNITED STATES 90.6%
Aerospace & Defense 0.6%
American Science & Engineering, Inc.	1,400	129,304
BE Aerospace, Inc.*	65,325	2,320,997
Innovative Solutions & Support, Inc.*	64,972	380,086

		2,830,387

Air Freight & Logistics 0.2%
Forward Air Corp.	26,500	811,695

Airlines 0.1%
SkyWest, Inc.	40,063	677,866

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	76,600	964,394
Drew Industries, Inc.	109,274	2,440,089
Exide Technologies*	125,600	1,404,208
Gentex Corp.	5,600	169,400
Stoneridge, Inc.*	58,465	854,758

		5,832,849

Beverages 0.3%
Boston Beer Co., Inc., Class A*	16,000	1,481,920

Building Products 0.9%
AAON, Inc.	12,000	394,800
Gibraltar Industries, Inc.*	222,343	2,652,552
NCI Building Systems, Inc.*	53,000	671,510
Universal Forest Products, Inc.	21,062	771,922

		4,490,784

Capital Markets 1.8%
American Capital Ltd.*	114,400	1,132,560
Cowen Group, Inc., Class A*	118,620	475,666
Duff & Phelps Corp., Class A	26,898	429,830
Financial Engines, Inc.*	7,255	199,948
Greenhill & Co., Inc.	55,474	3,649,635
Hercules Technology Growth Capital, Inc.	119,528	1,314,808
Horizon Technology Finance Corp.	63,802	1,025,936
Waddell & Reed Financial, Inc., Class A	19,982	811,469

		9,039,852

Chemicals 3.0%
Balchem Corp.	17,500	656,600
Hawkins, Inc.	11,300	464,204
Innophos Holdings, Inc.	28,100	1,295,691
Intrepid Potash, Inc.*	49,300	1,716,626
Koppers Holdings, Inc.	21,200	905,240
LSB Industries, Inc.*	29,900	1,185,236
NewMarket Corp.	400	63,288
OM Group, Inc.*	27,900	1,019,466
Omnova Solutions, Inc.*	75,983	597,986
PolyOne Corp.	54,200	770,182
Rockwood Holdings, Inc.*	34,527	1,699,419
RPM International, Inc.	39,548	938,474
Sensient Technologies Corp.	23,900	856,576
Valspar Corp.	70,630	2,761,633

		14,930,621

Commercial Banks 5.0%
Bancorp, Inc. (The)*	181,579	1,675,974
Bank of Hawaii Corp.	2,600	124,332
Bank of the Ozarks, Inc.	63,650	2,782,142
CapitalSource, Inc.	473,596	3,334,116
Financial Institutions, Inc.	54,400	952,000
First Citizens Bancshares, Inc., Class A	5,216	1,046,225
First Financial Bancorp	62,863	1,049,183
First Financial Bankshares, Inc.	15,500	796,235
First of Long Island Corp. (The)	27,954	775,724
FNB Corp.	82,571	870,298
Lakeland Financial Corp.	29,600	671,328
Metro Bancorp, Inc.*	87,026	1,074,771
PacWest Bancorp	46,918	1,020,467
SVB Financial Group*	18,065	1,028,440
Tower Bancorp, Inc.	49,055	1,093,436
Trustmark Corp.	42,615	998,043
Univest Corp. of Pennsylvania	95,910	1,699,525
Westamerica Bancorp	5,800	297,946
Wintrust Financial Corp.	100,430	3,690,803

		24,980,988

Commercial Services & Supplies 2.0%
ACCO Brands Corp.*	96,137	917,147
Clean Harbors, Inc.*	18,777	1,852,539
Covanta Holding Corp.	47,948	818,952
Deluxe Corp.	66,000	1,751,640
Ennis, Inc.	47,800	814,034
Healthcare Services Group, Inc.	47,950	842,961
Mobile Mini, Inc.*	28,100	674,962
Rollins, Inc.	41,175	835,852
United Stationers, Inc.	11,934	847,911
Waste Connections, Inc.	21,200	610,348

		9,966,346

Communications Equipment 1.3%
Aruba Networks, Inc.*	28,800	974,592
Finisar Corp.*	27,800	683,880
Oplink Communications, Inc.*	59,284	1,155,445
Powerwave Technologies, Inc.*	210,589	949,756
Tellabs, Inc.	558,120	2,924,549

		6,688,222

Computers & Peripherals 0.4%
BancTec, Inc.*(a)(c)	36,134	162,603

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Computers & Peripherals 0.4% (continued)
Stratasys, Inc.*	42,300	$1,988,100

		2,150,703

Construction & Engineering 0.8%
EMCOR Group, Inc.*	39,100	1,210,927
Layne Christensen Co.*	9,400	324,300
Orion Marine Group, Inc.*	38,900	417,786
Tutor Perini Corp.	59,600	1,451,856
UniTek Global Services, Inc.*	39,893	355,048

		3,759,917

Construction Materials 0.5%
Eagle Materials, Inc.	43,385	1,312,830
Texas Industries, Inc.(b)	22,930	1,037,124

		2,349,954

Containers & Packaging 0.8%
AptarGroup, Inc.	22,900	1,147,977
Silgan Holdings, Inc.	69,058	2,633,872

		3,781,849

Distributors 0.4%
Core-Mark Holding Co., Inc.*	21,700	717,185
LKQ Corp.*	45,312	1,092,019

		1,809,204

Diversified Consumer Services 0.4%
Archipelago Learning, Inc.*	17,750	151,763
Capella Education Co.*	22,500	1,120,275
Hillenbrand, Inc.	11,400	245,100
Matthews International Corp., Class A	8,100	312,255
Strayer Education, Inc.	2,300	300,127

		2,129,520

Diversified Financial Services 1.5%
Gain Capital Holdings, Inc.*	115,442	885,440
MSCI, Inc., Class A*	65,911	2,426,843
NewStar Financial, Inc.*	104,500	1,141,140
Pico Holdings, Inc.*	26,933	809,606
Portfolio Recovery Associates, Inc.*	29,100	2,477,283

		7,740,312

Diversified Telecommunication Services 0.4%
Cogent Communications Group, Inc.*	124,230	1,772,762

Electric Utilities 1.2%
Great Plains Energy, Inc.	67,529	1,351,931
NV Energy, Inc.	85,100	1,267,139
UIL Holdings Corp.	45,787	1,397,419
Unisource Energy Corp.	61,714	2,229,727

		6,246,216

Electrical Equipment 1.5%
Acuity Brands, Inc.	22,300	1,304,327
EnerSys*	19,982	794,284
General Cable Corp.*	80,400	3,481,320
GrafTech International Ltd.*	56,400	1,163,532
Powell Industries, Inc.*	21,300	840,072

		7,583,535

Electronic Equipment, Instruments & Components 1.6%
Electro Scientific Industries, Inc.*	70,911	1,231,015
Littelfuse, Inc.	42,500	2,426,750
Multi-Fineline Electronix, Inc.*	31,200	880,464
Smart Modular Technologies (WWH), Inc.*	172,038	1,336,735
Trimble Navigation Ltd.*	12,000	606,480
TTM Technologies, Inc.*	81,786	1,485,234

		7,966,678

Energy Equipment & Services 3.3%
CARBO Ceramics, Inc.	8,450	1,192,464
Dresser-Rand Group, Inc.*	40,600	2,176,972
Dril-Quip, Inc.*	20,500	1,620,115
Helix Energy Solutions Group, Inc.*	53,600	921,920
Lufkin Industries, Inc.	7,700	719,719
Natural Gas Services Group, Inc.*	57,900	1,028,304
Oceaneering International, Inc.*	10,300	921,335
Pioneer Drilling Co.*	119,548	1,649,762
TETRA Technologies, Inc.*	188,510	2,903,054
Tidewater, Inc.	57,255	3,426,712

		16,560,357

Food & Staples Retailing 0.8%
Ruddick Corp.	55,098	2,126,232
Spartan Stores, Inc.	68,571	1,014,165
Weis Markets, Inc.	22,882	925,806

		4,066,203

Food Products 1.6%
Chiquita Brands International, Inc.*	52,600	806,884
Darling International, Inc.*	40,400	620,948
Flowers Foods, Inc.	21,500	585,445
J&J Snack Foods Corp.	15,083	709,957
Lancaster Colony Corp.	17,400	1,054,440
Sanderson Farms, Inc.	12,200	560,224
Smithfield Foods, Inc.*	56,580	1,361,315
TreeHouse Foods, Inc.*	38,600	2,195,182

		7,894,395

Gas Utilities 1.1%
Energen Corp.	27,498	1,735,674
New Jersey Resources Corp.	16,850	723,707
Northwest Natural Gas Co.	16,500	761,145
South Jersey Industries, Inc.	11,300	632,461
Southwest Gas Corp.	42,347	1,650,263

		5,503,250

Health Care Equipment & Supplies 3.9%
Abaxis, Inc.*	25,500	735,420
American Medical Systems Holdings, Inc.*	26,400	571,296
Cutera, Inc.*	96,497	826,979
DexCom, Inc.*	52,500	814,800
Gen-Probe, Inc.*	21,713	1,440,657
Haemonetics Corp.*	20,000	1,310,800
Hill-Rom Holdings, Inc.	66,000	2,506,680
IDEXX Laboratories, Inc.*	4,204	324,633
Immucor, Inc.*	18,800	371,864
Masimo Corp.	40,400	1,337,240
Meridian Bioscience, Inc.	23,300	558,967
NuVasive, Inc.*	57,100	1,445,772
Palomar Medical Technologies, Inc.*	45,321	673,017
Sirona Dental Systems, Inc.*	9,838	493,474
Solta Medical, Inc.*	166,487	549,407
Teleflex, Inc.	27,770	1,610,105
Volcano Corp.*	62,700	1,605,120
West Pharmaceutical Services, Inc.	23,500	1,052,095

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Health Care Equipment & Supplies 3.9% (continued)
Zoll Medical Corp.*	33,900	$1,519,059

		19,747,385

Health Care Providers & Services 3.2%
Addus HomeCare Corp.*	87,531	438,530
Amsurg Corp.*	52,034	1,323,745
Ensign Group, Inc. (The)	30,600	977,058
Health Management Associates, Inc., Class A*	93,540	1,019,586
Healthways, Inc.*	49,600	762,352
HMS Holdings Corp.*	18,845	1,542,463
Landauer, Inc.	4,600	282,992
LCA-Vision, Inc.*	27,344	184,572
LHC Group, Inc.*	81,460	2,443,800
MedQuist Holdings, Inc.*	136,828	1,425,748
MWI Veterinary Supply, Inc.*	23,100	1,863,708
Providence Service Corp. (The)*	63,100	945,238
PSS World Medical, Inc.*	39,400	1,069,710
Sun Healthcare Group, Inc.*	91,851	1,292,344
VCA Antech, Inc.*	26,161	658,734

		16,230,580

Health Care Technology 0.7%
athenahealth, Inc.*	38,100	1,719,453
MedAssets, Inc.*	32,149	490,915
Quality Systems, Inc.	5,000	416,700
Vital Images, Inc.*	59,200	799,792

		3,426,860

Hotels, Restaurants & Leisure 2.9%
BJ’s Restaurants, Inc.*	16,278	640,214
Brinker International, Inc.	18,800	475,640
Denny’s Corp.*	318,700	1,293,922
DineEquity, Inc.*	14,700	808,206
Domino’s Pizza, Inc.*	76,926	1,417,746
Lakes Entertainment, Inc.*	21,890	59,103
P.F. Chang’s China Bistro, Inc.(b)	81,772	3,777,049
Penn National Gaming, Inc.*	49,130	1,820,758
Summit Hotel Properties, Inc.*	102,512	1,018,969
Vail Resorts, Inc.*(b)	32,021	1,561,344
WMS Industries, Inc.*	44,420	1,570,247

		14,443,198

Household Durables 1.2%
Ethan Allen Interiors, Inc.	96,820	2,120,358
iRobot Corp.*	22,398	736,670
M/I Homes, Inc.*	47,525	712,400
Newell Rubbermaid, Inc.	35,864	686,078
Tempur-Pedic International, Inc.*	35,600	1,803,496

		6,059,002

Household Products 0.4%
Church & Dwight Co., Inc.	9,600	761,664
Spectrum Brands Holdings, Inc.*	37,405	1,038,363

		1,800,027

Industrial Conglomerates 0.1%
Raven Industries, Inc.	10,337	634,899

Information Technology Services 1.6%
Acxiom Corp.*	50,821	729,281
Alliance Data Systems Corp.*(b)	26,532	2,278,833
CIBER, Inc.*	119,785	802,560
CSG Systems International, Inc.*	40,181	801,209
Forrester Research, Inc.	41,599	1,592,826
Information Services Group, Inc.*	99,820	218,606
Jack Henry & Associates, Inc.	7,000	237,230
Mantech International Corp., Class A*	15,200	644,480
NCI, Inc., Class A*	12,700	309,499
Syntel, Inc.	7,500	391,725

		8,006,249

Insurance 3.1%
American Equity Investment Life Holding Co.	80,567	1,057,039
AMERISAFE, Inc.*	134,240	2,968,046
Employers Holdings, Inc.	53,495	1,105,207
Hanover Insurance Group, Inc. (The)	65,691	2,972,518
Harleysville Group, Inc.	21,800	722,234
HCC Insurance Holdings, Inc.	40,898	1,280,516
Horace Mann Educators Corp.	44,417	746,206
Infinity Property & Casualty Corp.	30,882	1,837,170
Reinsurance Group of America, Inc.	20,365	1,278,515
RLI Corp.	17,400	1,003,110
Safety Insurance Group, Inc.	12,600	580,986

		15,551,547

Internet & Catalog Retail 0.6%
Blue Nile, Inc.*(b)	44,745	2,415,783
Shutterfly, Inc.*	13,642	714,295

		3,130,078

Internet Software & Services 2.4%
comScore, Inc.*	22,586	666,513
Constant Contact, Inc.*	61,900	2,160,310
Cornerstone OnDemand, Inc.*	31,561	575,357
DealerTrack Holdings, Inc.*	85,200	1,956,192
Dice Holdings, Inc.*	42,100	636,131
EarthLink, Inc.	126,200	988,146
LogMeIn, Inc.*	29,300	1,235,288
OpenTable, Inc.*	15,793	1,679,586
Stamps.com, Inc.	69,280	924,888
Web.com Group, Inc.*	96,919	1,414,048

		12,236,459

Leisure Equipment & Products 0.1%
Polaris Industries, Inc.	5,000	435,100

Life Sciences Tools & Services 0.7%
PerkinElmer, Inc.	23,100	606,837
Techne Corp.	39,086	2,798,558

		3,405,395

Machinery 6.8%
Badger Meter, Inc.	19,200	791,232
Cascade Corp.	15,117	673,916
Chart Industries, Inc.*	7,100	390,784
Clarcor, Inc.	33,700	1,514,141
Commercial Vehicle Group, Inc.*	61,500	1,097,160
Dynamic Materials Corp.	67,097	1,875,361
FreightCar America, Inc.*	100,300	3,260,753
Gardner Denver, Inc.	19,800	1,544,994
Graco, Inc.	51,200	2,329,088
Harsco Corp.	88,838	3,135,093
Kennametal, Inc.	45,966	1,792,674
Lincoln Electric Holdings, Inc.	2,000	151,840
Lindsay Corp.	5,900	466,218

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Machinery (continued)
Manitowoc Co., Inc. (The)	30,200	$660,776
Meritor, Inc.*	46,400	787,408
NACCO Industries, Inc., Class A	9,500	1,051,365
Nordson Corp.	16,241	1,868,690
Robbins & Myers, Inc.	17,100	786,429
Terex Corp.*	50,357	1,865,223
Toro Co. (The)	7,411	490,756
Valmont Industries, Inc.	5,000	521,850
Wabtec Corp.	100,810	6,837,942

		33,893,693

Media 0.2%
Morningstar, Inc.	18,477	1,078,687

Metals & Mining 2.0%
AK Steel Holding Corp.	144,600	2,281,788
Compass Minerals International, Inc.	38,030	3,556,946
Horsehead Holding Corp.*	70,230	1,197,421
Molycorp, Inc.*(b)	32,945	1,977,359
Worthington Industries, Inc.	49,500	1,035,540

		10,049,054

Multiline Retail 0.2%
Gordmans Stores, Inc.*	63,778	1,130,784

Multi-Utilities 0.5%
Avista Corp.	70,947	1,641,004
CMS Energy Corp.	43,200	848,448

		2,489,452

Office Electronics 0.1%
Zebra Technologies Corp., Class A*	13,547	531,584

Oil, Gas & Consumable Fuels 4.5%
Abraxas Petroleum Corp.*	155,100	907,335
Approach Resources, Inc.*	67,697	2,274,619
Berry Petroleum Co., Class A	78,000	3,935,100
Brigham Exploration Co.*	110,030	4,090,915
Cabot Oil & Gas Corp.	25,500	1,350,735
Concho Resources, Inc.*	10,800	1,158,840
Gulfport Energy Corp.*	11,600	419,340
James River Coal Co.*	31,615	764,135
Kodiak Oil & Gas Corp.*	109,700	734,990
Northern Oil and Gas, Inc.*	25,300	675,510
PetroQuest Energy, Inc.*	74,365	696,056
Resolute Energy Corp.*	43,400	787,276
Rex Energy Corp.*	64,098	746,742
Rosetta Resources, Inc.*	22,100	1,050,634
SM Energy Co.	23,415	1,737,159
Swift Energy Co.*	32,300	1,378,564

		22,707,950

Paper & Forest Products 0.4%
Buckeye Technologies, Inc.	39,300	1,070,139
Louisiana-Pacific Corp.*	70,523	740,491

		1,810,630

Pharmaceuticals 0.8%
ISTA Pharmaceuticals, Inc.*	136,008	1,377,761
Questcor Pharmaceuticals, Inc.*	72,800	1,049,048
ViroPharma, Inc.*	70,260	1,398,174

		3,824,983

Professional Services 1.7%
Advisory Board Co. (The)*	46,516	2,395,574
Corporate Executive Board Co. (The)	36,932	1,490,945
CoStar Group, Inc.*(b)	57,050	3,575,894
Exponent, Inc.*	26,200	1,168,782

		8,631,195

Real Estate Investment Trusts (REITs) 2.4%
American Assets Trust, Inc.	52,672	1,120,334
Campus Crest Communities, Inc.	58,605	693,297
Chimera Investment Corp.	80,944	320,538
Entertainment Properties Trust	20,900	978,538
Healthcare Realty Trust, Inc.	87,720	1,991,244
LaSalle Hotel Properties	29,898	807,246
MFA Financial, Inc.	100,617	825,059
One Liberty Properties, Inc.	40,070	604,256
PS Business Parks, Inc.	17,600	1,019,744
Sabra Health Care REIT, Inc.	134,251	2,364,160
Taubman Centers, Inc.	12,649	677,733
Winthrop Realty Trust	36,819	451,033

		11,853,182

Real Estate Management & Development 0.3%
Consolidated-Tomoka Land Co.(b)	5,549	179,788
Jones Lang LaSalle, Inc.	12,760	1,272,682

		1,452,470

Road & Rail 0.6%
Celadon Group, Inc.*	38,537	625,841
J.B. Hunt Transport Services, Inc.	22,100	1,003,782
RailAmerica, Inc.*	43,881	747,732
Swift Transportation Co.*	55,500	815,850

		3,193,205

Semiconductors & Semiconductor Equipment 1.4%
GT Solar International, Inc.*	63,400	675,844
Hittite Microwave Corp.*	8,600	548,422
Pericom Semiconductor Corp.*	93,613	970,767
Semtech Corp.*	39,600	990,792
Silicon Laboratories, Inc.*	25,600	1,106,176
Teradyne, Inc.*	94,100	1,675,921
Tessera Technologies, Inc.*	54,016	986,332

		6,954,254

Software 3.8%
Advent Software, Inc.*	21,350	612,104
Blackbaud, Inc.	17,500	476,700
Blackboard, Inc.*(b)	13,445	487,247
CommVault Systems, Inc.*	23,200	925,216
Concur Technologies, Inc.*	11,000	609,950
FactSet Research Systems, Inc.	20,600	2,157,438
MICROS Systems, Inc.*	68,490	3,385,461
NetSuite, Inc.*	26,840	780,507

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Software (continued)
RealD Inc.*	28,900	$790,704
Smith Micro Software, Inc.*	102,600	960,336
Solera Holdings, Inc.	93,759	4,791,085
SuccessFactors, Inc.*	30,908	1,208,194
Synchronoss Technologies, Inc.*	33,900	1,178,025
TeleCommunication Systems, Inc., Class A*	194,700	802,164

		19,165,131

Specialty Retail 3.9%
Aaron’s, Inc.	61,850	1,568,516
Ascena Retail Group, Inc.*	103,781	3,363,542
Charming Shoppes, Inc.*	169,500	722,070
Citi Trends, Inc.*	28,605	637,606
Collective Brands, Inc.*	34,800	750,984
Express, Inc.	69,288	1,353,888
Haverty Furniture Cos., Inc.	34,600	458,796
Hibbett Sports, Inc.*	21,600	773,496
Lithia Motors, Inc., Class A	54,600	796,068
Monro Muffler Brake, Inc.	58,880	1,941,862
New York & Co., Inc.*	56,834	398,406
Pier 1 Imports, Inc.*	38,300	388,745
Sally Beauty Holdings, Inc.*	54,000	756,540
Stage Stores, Inc.	48,797	937,878
Talbots, Inc.*(b)	296,000	1,787,840
Tractor Supply Co.	33,230	1,989,148
Zumiez, Inc.*	39,300	1,038,699

		19,664,084

Textiles, Apparel & Luxury Goods 2.5%
Columbia Sportswear Co.	22,400	1,331,008
G-III Apparel Group Ltd.*	50,400	1,894,032
Iconix Brand Group, Inc.*	43,697	938,612
Kenneth Cole Productions, Inc., Class A*	46,987	609,421
Perry Ellis International, Inc.*	37,288	1,026,166
Phillips-Van Heusen Corp.	16,482	1,071,824
Steven Madden Ltd.*	12,927	606,664
Under Armour, Inc., Class A*	37,600	2,558,680
Vera Bradley, Inc.*	9,700	409,437
Warnaco Group, Inc. (The)*	40,200	2,299,038

		12,744,882

Thrifts & Mortgage Finance 2.6%
Berkshire Hills Bancorp, Inc.	44,100	919,485
Brookline Bancorp, Inc.	154,700	1,628,991
Dime Community Bancshares	21,550	318,078
ESSA Bancorp, Inc.	60,315	796,158
Ocwen Financial Corp.*	90,420	996,428
Oritani Financial Corp.	78,593	996,559
Provident Financial Services, Inc.	50,100	741,480
Provident New York Bancorp	87,100	898,872
United Financial Bancorp, Inc.	52,864	872,785
ViewPoint Financial Group	20,100	261,300
Walker & Dunlop, Inc.*	88,023	1,069,479
Washington Federal, Inc.	181,675	3,150,245
Westfield Financial, Inc.	34,700	314,382

		12,964,242

Trading Companies & Distributors 1.7%
Aceto Corp.	238,065	1,897,378
Applied Industrial Technologies, Inc.	52,598	1,749,410
Beacon Roofing Supply, Inc.*	118,700	2,429,789
DXP Enterprises, Inc.*	50,948	1,175,880
H&E Equipment Services, Inc.*	71,914	1,403,042

		8,655,499

Water Utilities 0.1%
American States Water Co.	18,800	674,168

Wireless Telecommunication Services 0.5%
NTELOS Holdings Corp.	60,781	1,118,978
Shenandoah Telecommunications Co.	73,310	1,323,979

		2,442,957

		454,065,250

VIRGIN ISLANDS, BRITISH 0.2%
Air Freight & Logistics 0.2%
UTi Worldwide, Inc.	56,640	1,146,394

Total Common Stocks (cost $382,712,201)		484,659,179

Preferred Stocks 0.7%

	Shares	Market Value
UNITED STATES 0.7%
Consumer Finance 0.0%†
Xoom Corp.*(a)	96,245	221,363
Electrical Equipment 0.1%
Better Place*(a)	108,194	324,582
Health Care Equipment & Supplies 0.1%
Pacific Biosciences of California, Inc.*(a)	51,877	358,470
Health Care Technology 0.1%
Castlight Health, Inc*(a)	65,959	271,165
Internet Software & Services 0.2%
Ning, Inc.*(a)	63,095	258,689
Twitter, Inc., Series E*(a)	21,064	964,841
Pharmaceuticals 0.2%
Ironwood Pharmaceuticals*(a)	93,487	1,308,818

Total Preferred Stocks (cost $2,606,448)		3,707,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Mutual Fund 2.9%

	Shares	Market Value
Money Market Fund 2.9%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(d)	14,384,653	$14,384,653

Total Mutual Fund (cost $14,384,653)		14,384,653

Repurchase Agreements 2.0%

	Principal Amount	Market Value
Morgan Stanley, 0.18%, dated 03/31/2011, due 04/01/2011, repurchase price $5,000,025, collateralized by U.S. Government Agency Mortgages Securities ranging from 0.00% - 10.00%, maturing 06/01/2013 - 04/01/2041; total market value of $ 5,100,000.(e)	$5,000,000	5,000,000
Goldman Sachs & Co., 0.14%, dated 03/31/2011, due 04/01/2011, repurchase price $4,809,520, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 6.00%, maturing 07/20/2018 - 03/20/2041; total market value $4,905,692.(e)	4,809,502	4,809,502

Total Repurchase Agreements (cost $9,809,502)		9,809,502

Total Investments (cost $409,512,804) (f) — 102.3%		512,561,262
Liabilities in excess of other assets — (2.3)%		(11,419,072)

NET ASSETS — 100.0%		$501,142,190

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	The security or a portion of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $9,476,573.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2011 was $162,603 which represents 0.03% of net assets.
(d)	Represents 7-day effective yield as of March 31, 2011.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2011, was $9,809,502.
(f)	At March 31, 2011, the tax basis cost of the Fund’s investments was $412,107,751, tax unrealized appreciation and depreciation were $109,906,843 and $(9,453,332), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
IE	Ireland
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,830,387	$—	$—	$2,830,387
Air Freight & Logistics	1,958,089	—	—	1,958,089
Airlines	677,866	—	—	677,866
Auto Components	5,832,849	—	—	5,832,849
Beverages	1,481,920	—	—	1,481,920
Building Products	4,490,784	—	—	4,490,784
Capital Markets	9,265,226	—	—	9,265,226
Chemicals	14,930,621	—	—	14,930,621
Commercial Banks	29,131,211	—	—	29,131,211
Commercial Services & Supplies	10,481,491	—	—	10,481,491
Communications Equipment	7,864,814	—	—	7,864,814
Computers & Peripherals	1,988,100	—	162,603	2,150,703
Construction & Engineering	3,759,917	—	—	3,759,917
Construction Materials	2,349,954	—	—	2,349,954
Containers & Packaging	3,781,849	—	—	3,781,849
Distributors	1,809,204	—	—	1,809,204
Diversified Consumer Services	2,129,520	—	—	2,129,520
Diversified Financial Services	7,740,312	—	—	7,740,312
Diversified Telecommunication Services	1,772,762	—	—	1,772,762
Electric Utilities	7,596,259	—	—	7,596,259
Electrical Equipment	7,583,535	—	—	7,583,535
Electronic Equipment, Instruments & Components	7,966,678	—	—	7,966,678
Energy Equipment & Services	18,308,661	—	—	18,308,661
Food & Staples Retailing	4,066,203	—	—	4,066,203
Food Products	7,894,395	—	—	7,894,395
Gas Utilities	5,503,250	—	—	5,503,250
Health Care Equipment & Supplies	20,249,425	—	—	20,249,425
Health Care Providers & Services	17,504,482	—	—	17,504,482
Health Care Technology	3,426,860	—	—	3,426,860
Hotels, Restaurants & Leisure	14,600,303	—	—	14,600,303
Household Durables	6,753,914	—	—	6,753,914
Household Products	1,800,027	—	—	1,800,027
Industrial Conglomerates	634,899	—	—	634,899
Information Technology Services	8,006,249	—	—	8,006,249
Insurance	22,164,102	—	—	22,164,102
Internet & Catalog Retail	3,497,354	—	—	3,497,354
Internet Software & Services	14,866,413	527,481	—	15,393,894
Leisure Equipment & Products	435,100	483,183	—	918,283
Life Sciences Tools & Services	4,601,481	—	—	4,601,481
Machinery	33,893,693	343,955	—	34,237,648
Media	1,078,687	—	—	1,078,687
Metals & Mining	11,278,245	1,563,457	—	12,841,702
Multiline Retail	1,130,784	—	—	1,130,784
Multi-Utilities	2,489,452	—	—	2,489,452
Office Electronics	531,584	—	—	531,584
Oil, Gas & Consumable Fuels	23,796,647	—	—	23,796,647

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Paper & Forest Products	1,810,630	—	—	1,810,630
Pharmaceuticals	3,824,983	—	—	3,824,983
Professional Services	8,631,195	—	—	8,631,195
Real Estate Investment Trusts (REITs)	11,853,182	—	—	11,853,182
Real Estate Management & Development	1,452,470	—	—	1,452,470
Road & Rail	3,193,205	—	—	3,193,205
Semiconductors & Semiconductor Equipment	8,120,454	—	—	8,120,454
Software	19,165,131	259,734	—	19,424,865
Specialty Retail	19,850,210	—	—	19,850,210
Textiles, Apparel & Luxury Goods	12,744,882	—	—	12,744,882
Thrifts & Mortgage Finance	12,964,242	—	—	12,964,242
Trading Companies & Distributors	8,655,499	—	—	8,655,499
Water Utilities	674,168	—	—	674,168
Wireless Telecommunication Services	2,442,957	—	—	2,442,957

Total Common Stocks	$481,318,766	$3,177,810	$162,603	$484,659,179

Mutual Fund	14,384,653	—	—	14,384,653
Preferred Stocks
Consumer Finance	—	—	221,363	221,363
Electrical Equipment	—	—	324,582	324,582
Health Care Equipment & Supplies	—	358,470	—	358,470
Health Care Technology	—	—	271,165	271,165
Internet Software & Services	—	—	1,223,530	1,223,530
Pharmaceuticals	—	1,308,818	—	1,308,818

Total Preferred Stocks	$—	$1,667,288	$2,040,640	$3,707,928

Repurchase Agreements	—	9,809,502	—	9,809,502

Total	$495,703,419	$14,654,600	$2,203,243	$512,561,262

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Total
Balance as of 12/31/10	$162,851	$2,505,218	$2,283,142
Realized Gain/(Loss)	(101,830)	—	(101,830)
Change in Unrealized Appreciation/(Depreciation)	113,970	(79,651)	34,320
Purchases	—	—	—
Sales	(12,388)	—	(12,388)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	(384,927)	—

Balance as of 03/31/11	$162,603	$2,040,640	$2,203,244

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$54,201	$(79,651)	$(25,449)

Amounts designated as “—” are zero or have been rounded to zero.

Changes in valuation inputs may result in transfers into or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. The Level 3 investments presented above include a preferred stock investment, valued at $384,927 as of December 31, 2010, that was transferred from Level 3 to Level 2 during the period ended March 31, 2011. The transfer occurred because the investment, while still fair valued as of March 31, 2011, was valued using other observable inputs. As of March 31, 2011, the preferred stock investments are valued at an aggregate value of $2,040,640.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 2.7%

	Principal Amount	Market Value
Auto Floor Plan 0.4%
Ally Master Owner Trust, Series 2010-1, Class A, 2.01%, 01/15/15(a)(b)	$660,000	$671,888
Ford Credit Floorplan Master Owner Trust, Series 2010-5, Class A1, 1.50%, 09/15/15	330,000	327,918
		999,806

Automobile 0.8%
AmeriCredit Automobile Receivables Trust, Series 2009-1, Class A2, 2.26%, 05/15/12	7,839	7,844
Nissan Auto Lease Trust, Series 2010-B, Class A4, 1.27%, 10/15/16	285,000	283,944
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A3, 0.87%, 07/15/14	240,000	239,280
SMART Trust, Series 2011-1USA, Class A2A, 1.18%, 04/14/13(b)	255,000	254,980
Volkswagen Auto Lease Trust, Series 2010-A, Class A4, 1.18%, 10/20/15	290,000	288,801
Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A4, 1.98%, 09/20/17	595,000	592,616
		1,667,465

Credit Card 0.6%
BA Credit Card Trust, Series 2007-C1, Class C1, 0.55%, 06/16/14(a)	475,000	472,438
Discover Card Master Trust I, Series 1996-4, Class B, 0.81%, 10/16/13(a)	425,000	424,921
Washington Mutual Master Note Trust, Series 2006-C2A, Class C2, 0.76%, 08/15/15(a)(b)	540,000	538,672
		1,436,031

Home Equity 0.1%
FDIC Trust, Series 2010-R1, Class A, 2.18%, 05/25/50(b)	203,893	203,613
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.79%, 08/25/31(a)	90,535	49,783
Renaissance Home Equity Loan Trust, Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	120,000	59,269
		312,665

Manufactured Housing 0.1%
Mid-State Trust, Series 4, Class A, 8.33%, 04/01/30	203,149	209,726

Other 0.7%
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 09/25/37	300,000	269,234
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.35%, 04/25/32(a)	472,788	403,455
Fadr LLC, Series 2011-2, Class A, 0.41%, 12/25/37(a)	878,229	701,529
Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 5.41%, 09/26/33(c)	71,525	70,117
		1,444,335
Total Asset-Backed Securities (cost $5,679,545)		6,070,028

Collateralized Mortgage Obligations 7.9%

	Principal Amount	Market Value
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 03/25/58(a)(b)	142,773	147,499
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2, 3.23%, 10/25/34(a)	43,365	41,011
Series 2004-L, Class 2A1, 2.88%, 01/25/35(a)	236,761	203,841
Series 2005-7, Class 1A4, 7.50%, 08/25/35	206,341	210,940
Series 2005-I, Class 4A1, 5.14%, 10/25/35(a)	179,587	161,373
Series 2007-3, Class 1A1, 6.00%, 09/25/37	474,335	439,063
Bear Stearns ALT-A Trust, Series 2006-3, Class 33A1, 5.73%, 05/25/36(a)	152,080	87,517

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	$175,000	$163,181
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A2A, 0.54%, 10/25/35(a)	2,461	2,431
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 0.55%, 03/25/35(a)	374,529	252,983
Series 2006-1, Class A2, 6.00%, 03/25/36	156,471	139,983
Series 2006-HYB3, Class 3A1A, 5.83%, 05/20/36(a)	102,378	73,552
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2003-4XS, Class A6A, 4.82%, 10/25/33(c)	144,579	140,239
Fannie Mae Interest Strip Series 207, Class 2, 8.00%, 02/01/23	151,455	30,865
Series 264, Class 2, 8.00%, 07/01/24	358,352	80,866
Series 267, Class 2, 8.50%, 10/01/24	357,080	78,474
Series 274, Class 2, 8.50%, 10/01/25	320,117	95,553
Series 277, Class 2, 7.50%, 04/01/27	182,288	37,693
Fannie Mae REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	110,000	112,747
Series 2009-71, Class MB, 4.50%, 09/25/24	180,000	186,133
Series 2004-70, Class EB, 5.00%, 10/25/24	205,000	216,539
Series 1997-61, Class PK, 8.00%, 08/18/27	251,803	57,100
Series 2009-39, Class LB, 4.50%, 06/25/29	125,000	124,669
Series 2009-69, Class MB, 4.00%, 09/25/29	400,000	381,643
Series 2009-96, Class DB, 4.00%, 11/25/29	535,000	523,039
Series 2003-82, Class IA, 6.00%, 08/25/32	67,355	2,461
Series 2003-32, Class UI, 6.00%, 05/25/33	569,170	108,042
Series 2003-35, Class UI, 6.50%, 05/25/33	163,473	35,952
Series 2003-41, Class IB, 7.00%, 05/25/33	438,922	89,255
Series 2003-44, Class IB, 6.00%, 06/25/33	167,875	31,026
Series 2010-85, Class NJ, 4.50%, 08/25/40	581,365	585,680
Fannie Mae-Aces, Series 2006-M2, Class A2F, 5.26%, 05/25/20(a)	40,000	42,489
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00%, 09/30/19(b)	541,482	546,821
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 4A1, 5.63%, 10/25/34(a)	34,125	34,261
Freddie Mac REMICS Series 3640, Class JA, 1.50%, 03/15/15	789,806	792,885
Series 1103, Class N, 1156.50%, 06/15/21	4	92
Series 3558, Class G, 4.00%, 08/15/24	485,000	472,909
Series 3123, Class HT, 5.00%, 03/15/26	125,000	128,446
Series 3150, Class EQ, 5.00%, 05/15/26	120,000	124,413
Series 2129, Class SG, 6.69%, 06/17/27(a)	662,324	125,811
Series 3599, Class DY, 4.50%, 11/15/29	420,000	414,389
Series 3620, Class EL, 4.00%, 01/15/30	185,000	177,867
Series 3653, Class B, 4.50%, 04/15/30	405,000	408,666
Series 2557, Class IW, 6.00%, 04/15/32	187,259	7,319
Series 2649, Class IM, 7.00%, 07/15/33	212,379	45,257
Series 2725, Class TA, 4.50%, 12/15/33	20,000	19,370
Series 3704, Class DC, 4.00%, 11/15/36	199,792	203,487
FREMF Mortgage Trust Series 2010-K7, Class B, 5.43%, 04/25/20(a)(b)	565,000	561,972
Series 2011-K10, Class B, 4.60%, 11/25/49(a)(b)	305,000	286,326
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 4.99%, 05/25/35(a)	119,245	111,182
Government National Mortgage Association, Series 2010-14, Class A, 4.50%, 06/16/39	210,494	224,930
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36(b)	221,459	210,289
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36(b)	98,179	95,345

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
GSMPS Mortgage Loan Trust (continued) Series 2006-RP1, Class 1A4, 8.50%, 01/25/36(b)	$408,945	$406,131
Holmes Master Issuer PLC, Series 2010-1A, Class A2, 1.70%, 10/15/54(a)(b)	530,000	530,887
JP Morgan Reremic, Series 2010-2, Class 2A1, 2.92%, 03/21/37(a)(b)	218,274	219,502
JPMorgan Mortgage Trust Series 2005-A6, Class 1A2, 5.15%, 09/25/35(a)	195,000	161,443
Series 2005-A8, Class 1A1, 5.40%, 11/25/35(a)	139,270	131,352
Series 2006-A6, Class 1A2, 5.68%, 10/25/36(a)	19,087	17,185
NCUA Guaranteed Notes Series 2010-R1, Class 2A, 1.84%, 10/07/20	1,412,728	1,418,464
Series 2010-C1, Class A2, 2.90%, 10/29/20	545,000	530,590
Series 2010-R3, Class 3A, 2.40%, 12/08/20	440,966	433,937
Series 2011-C1, Class 2A, 0.79%, 03/09/21(a)	415,000	415,000
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 1.17%, 10/25/34(a)	166,879	156,237
RBSSP Resecuritization Trust, Series 2010-3, Class 10A1, 2.89%, 07/26/35(a)(b)	—	0
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 5A4, 5.42%, 06/25/36(a)	89,635	23,429
Structured Asset Securities Corp. Series 2003-34A, Class 6A, 2.60%, 11/25/33(a)	524,130	499,056
Series 2005-6, Class B2, 5.29%, 05/25/35(a)	350,202	17,351
WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A4, 5.42%, 11/25/36(a)	246,464	192,325
Series 2007-HY3, Class 4A1, 4.06%, 03/25/37(a)	420,285	360,482
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.91%, 09/25/34(a)	120,076	121,291
Series 2004-BB, Class A2, 2.75%, 01/25/35(a)	44,971	41,104
Series 2005-AR2, Class 2A1, 2.74%, 03/25/35(a)	212,722	191,013
Series 2005-AR16, Class 2A1, 2.76%, 10/25/35(a)	819,679	762,235
Series 2005-14, Class 2A1, 5.50%, 12/25/35	161,006	163,464
Series 2005-17, Class 1A1, 5.50%, 01/25/36	98,861	96,884
Series 2006-AR6, Class 7A1, 5.06%, 03/25/36(a)	167,833	162,104
Series 2006-3, Class A1, 5.50%, 03/25/36	344,855	347,786
Series 2006-AR10, Class 5A1, 5.14%, 07/25/36(a)	314,635	258,142

Total Collateralized Mortgage Obligations (cost $16,198,344)		17,533,270

Commercial Mortgage Backed Securities 5.2%

	Principal Amount	Market Value
Asset Securitization Corp., Series 1997-D5, Class A3 6.37%, 02/14/43(a)	$70,000	$75,289
Banc of America Commercial Mortgage, Inc. Series 2003-1, Class SBB, 5.86%, 03/11/32(b)	84,577	90,592
Series 2003-1, Class SBE, 6.77%, 03/11/32(b)	156,467	170,017
Series 2005-1, Class A4, 5.07%, 11/10/42(a)	175,000	180,171
Series 2006-2, Class A4, 5.74%, 05/10/45(a)	150,000	162,913
Series 2006-4, Class A4, 5.63%, 07/10/46	210,000	226,196
Series 2007-2, Class AAB, 5.64%, 04/10/49(a)	140,000	147,428
Series 2008-1, Class A4, 6.20%, 02/10/51(a)	335,000	370,208
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2, Class A2, 6.48%, 02/15/35	28,846	28,830
Series 2005-PWR9, Class A4B, 4.94%, 09/11/42	35,000	36,232
Series 2006-PW11, Class A1, 5.27%, 03/11/39	166,393	166,293
Series 2007-PW18, Class A1, 5.04%, 06/13/50	33,585	33,976
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4 5.43%, 10/15/49	280,000	299,091
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5 5.62%, 10/15/48	120,000	128,988
Commercial Mortgage Asset Trust Series 1999-C1, Class A3, 6.64%, 01/17/32	43,284	43,339
Series 1999-C1, Class C, 7.35%, 01/17/32(a)	30,000	32,678
Series 1999-C1, Class D, 7.35%, 01/17/32(a)	95,000	102,506
Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2 4.08%, 06/10/38	240,000	248,105
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2, Class C1, 6.38%, 04/15/37(a)	55,000	56,363
Series 2002-CKS4, Class B, 5.33%, 11/15/36	190,000	195,631

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
CS First Boston Mortgage Securities Corp. Series 2002-CKP1, Class A3, 6.44%, 12/15/35	$14,240	$14,581
Series 2003-CPN1, Class A2, 4.60%, 03/15/35	10,000	10,389
Series 2005-C2, Class A3, 4.69%, 04/15/37	113,725	115,038
Series 2006-TFLA, Class A2, 0.42%, 04/15/21(a)(b)	479,874	478,275
Extended Stay America, Inc., Series 2010-ESHA, Class A 2.95%, 11/05/27(b)	198,709	195,456
First Union Commercial Mortgage Securities, Inc., Series 1997-C2, Class D 7.12%, 11/18/29	99,735	105,853
First Union National Bank-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class C 6.40%, 03/15/33	3,074	3,081
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class C 6.73%, 11/18/35	11,215	11,206
GE Capital Commercial Mortgage Corp. Series 2001-1, Class B, 6.72%, 05/15/33	125,000	124,869
Series 2001-1, Class C, 6.97%, 05/15/33(a)	60,000	59,930
Series 2001-1, Class D, 7.11%, 05/15/33(a)	175,000	174,784
Series 2002-1A, Class A3, 6.27%, 12/10/35	547,914	565,267
Series 2003-C2, Class F, 5.51%, 07/10/37(a)(b)	45,000	46,291
Series 2005-C3, Class A4, 5.05%, 07/10/45(a)	25,269	25,250
Series 2005-C4, Class A4, 5.31%, 11/10/45(a)	240,000	257,244
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4 4.55%, 12/10/41	760,000	769,703
GS Mortgage Securities Corp. II Series 2004-GG2, Class A3, 4.60%, 08/10/38	23,745	23,803
Series 2011-ALF, Class A, 2.72%, 02/10/21	250,000	249,375
Series 2011-GC3, Class A4, 4.75%, 03/11/44	225,000	225,338
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC, Class D, 6.75%, 03/15/33	50,000	49,970
Series 2002-C2, Class B, 5.21%, 12/12/34(a)	85,000	88,421
Series 2002-CIB4, Class A2, 5.82%, 05/12/34	84,827	85,194
Series 2003-C1, Class A2, 4.99%, 01/12/37	45,000	47,278
Series 2003-C1, Class B, 5.10%, 01/12/37	165,000	170,921
Series 2006-CB15, Class A4, 5.81%, 06/12/43(a)	430,000	466,624
Series 2006-LDP7, Class AJ, 5.86%, 04/15/45(a)	200,000	195,665
Series 2007-CB20, Class A4, 5.79%, 02/12/51(a)	75,000	80,785
Series 2007-CB20, Class AJ, 6.10%, 02/12/51(a)	115,000	104,872
Series 2009-IWST, Class A1, 4.31%, 12/05/27(b)	277,461	286,733
Series 2010-C1, Class A3, 5.06%, 06/15/43(b)	175,000	182,123
Series 2010-CNTR, Class A2, 4.31%, 08/05/32(b)	355,000	340,744
Series 2011-C3, Class A4, 4.72%, 02/15/46(b)	645,000	647,261
LB-UBS Commercial Mortgage Trust Series 2000-C4, Class D, 7.70%, 07/15/32	46,087	46,101
Series 2001-C3, Class B, 6.51%, 06/15/36	55,000	55,584
Series 2004-C2, Class A3, 3.97%, 03/15/29	66,594	67,881
Series 2004-C7, Class A1A, 4.48%, 10/15/29	81,011	82,861
Series 2005-C2, Class AAB, 5.01%, 04/15/30	33,616	34,834
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A2, 4.96%, 07/12/38	323,078	326,558
Series 2005-CIP1, Class AM, 5.11%, 07/12/38(a)	170,000	176,467
Series 2008-C1, Class A4, 5.69%, 02/12/51	525,000	556,232
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.37%, 12/15/43	55,000	55,714
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A 5.81%, 08/12/45(a)(b)	100,000	108,032
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65%, 07/15/45(b)	275,000	279,237
RBSCF Trust, Series 2010-MB1, Class A2 3.69%, 04/15/24(b)	410,000	417,161
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class C 6.84%, 11/13/36(a)	125,000	127,858
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 3.79%, 02/15/44(b)	265,000	267,937

Total Commercial Mortgage Backed Securities (cost $11,177,902)		11,599,627

Convertible Corporate Bonds 0.1%

	Principal Amount	Market Value
Capital Markets 0.0%†
E*Trade Financial Corp., 0.00%, 08/31/19	60,000	90,675

Marine 0.1%
Horizon Lines, Inc., 4.25%, 08/15/12	325,000	252,688

Total Convertible Corporate Bonds (cost $307,084)		343,363

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds 46.6%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Honeywell International, Inc., 5.30%, 03/01/18	$140,000	$155,006
Systems 2001 AT LLC, 6.66%, 09/15/13(b)	162,035	172,973
Textron, Inc., 6.20%, 03/15/15	180,000	196,452

		524,431

Airlines 0.5%
Continental Airlines, Series 2007-1, 7.34%, 04/19/14	107,988	107,448
Continental Airlines 2001-1, Pass Through Trust, Series 01A2, Class A-2, 6.50%, 06/15/11	155,000	156,550
Continental Airlines Pass Through Trust, Series 2002-1, Class G2, 6.56%, 02/15/12	225,000	230,333
Continental Airlines Pass Through Trust, Series 1992-2, Class B, 7.57%, 03/15/20	59,013	58,423
Delta Air Lines 2002-1 Class G-2 Pass Through Trust, Series 02G2, 6.42%, 07/02/12	205,000	210,637
Delta Air Lines, Inc., 12.25%, 03/15/15(b)	195,000	218,400
UAL 2007-1, Pass Through Trust, 7.34%, 07/02/19(b)	242,251	230,138

		1,211,929

Auto Components 0.2%
Accuride Corp., 9.50%, 08/01/18	60,000	66,750
NES Rentals Holdings, Inc., 12.25%, 04/15/15(b)	100,000	98,250
Titan International, Inc., 7.88%, 10/01/17(b)	140,000	148,400
Uncle Acquisition 2010 Corp., 8.63%, 02/15/19(b)	160,000	168,000

		481,400

Automobiles 0.6%
Hyva Global BV, 8.63%, 03/24/16(b)	800,000	821,332
Oshkosh Corp., 8.50%, 03/01/20	85,000	95,306
Volvo Treasury AB, 5.95%, 04/01/15(b)	445,000	489,242

		1,405,880

Beverages 1.1%
Anheuser-Busch Cos., Inc., 5.50%, 01/15/18	195,000	214,014
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	785,000	965,792
CEDC Finance Corp. International, Inc. 8.88%, 12/01/16(b)	200,000	255,804
9.13%, 12/01/16(b)	750,000	705,000
CEDC Finance Corp. International, Inc., Series REGS, 9.13%, 12/01/16	200,000	188,000

		2,328,610

Biotechnology 0.1%
Gilead Sciences, Inc., 4.50%, 04/01/21	270,000	266,791

Capital Markets 2.1%
Ameriprise Financial, Inc., 7.30%, 06/28/19	540,000	645,054
Bank of New York Mellon Corp. (The) 4.50%, 04/01/13	90,000	95,926
5.13%, 08/27/13	245,000	266,164
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17	665,000	706,384
E*Trade Financial Corp., 12.50%, 11/30/17	325,250	387,861
Goldman Sachs Group, Inc. (The) 5.63%, 01/15/17	830,000	874,662
6.75%, 10/01/37	240,000	242,071
Morgan Stanley, 6.63%, 04/01/18	925,000	1,016,682
TD Ameritrade Holding Corp., 4.15%, 12/01/14	365,000	379,969

		4,614,773

Chemicals 0.4%
MacDermid, Inc., 9.50%, 04/15/17(b)	300,000	318,750
Momentive Performance Materials, Inc., 9.00%, 01/15/21(b)	240,000	248,100
Nalco Co. 8.25%, 05/15/17	220,000	240,350
6.63%, 01/15/19(b)	160,000	164,600

		971,800

Commercial Banks 2.5%
Ally Financial, Inc., 7.50%, 09/15/20(b)	165,000	175,931
Banco de Credito del Peru, 4.75%, 03/16/16(b)	625,000	615,625
Banco do Nordeste do Brasil SA, 3.63%, 11/09/15(b)	500,000	489,087
BanColombia SA, 4.25%, 01/12/16(b)	515,000	508,563
Bangkok Bank PCL, 4.80%, 10/18/20(b)	130,000	123,740
BBVA Bancomer SA/Texas, 6.50%, 03/10/21(b)	150,000	148,224
CBQ Finance Ltd., 7.50%, 11/18/19(b)	100,000	108,403
Credit Suisse - New York, 6.00%, 02/15/18	150,000	159,315

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
Credit Suisse USA, Inc., 5.13%, 08/15/15	$40,000	$43,396
HSBC Holdings PLC, 5.10%, 04/05/21	195,000	196,001
Itau Unibanco Holding SA/Cayman Island, 5.75%, 01/22/21(b)	200,000	198,152
NB Capital Trust IV, 8.25%, 04/15/27	170,000	174,675
Rabobank, Nederland NV 3.20%, 03/11/15(b)	610,000	620,593
11.00%, 12/31/49(b)(d)	315,000	410,288
RSHB Capital SA for OJSC Russian Agricultural Bank, 7.13%, 01/14/14(b)	200,000	217,640
Wachovia Capital Trust III, 5.57%, 12/31/49(d)	225,000	206,437
Wachovia Corp., 5.50%, 05/01/13	140,000	150,875
Wells Fargo & Co. 3.68%, 06/15/16	405,000	407,394
4.60%, 04/01/21	500,000	494,452

		5,448,791

Commercial Services & Supplies 1.0%
Brickman Group Holdings, Inc., 9.13%, 11/01/18(b)	145,000	155,150
Cenveo Corp., 8.88%, 02/01/18	175,000	175,437
Clean Harbors, Inc., Series 144a, 7.63%, 08/15/16(b)	150,000	159,188
DynCorp International, Inc., 10.38%, 07/01/17(b)	360,000	389,700
EnergySolutions, Inc. / EnergySolutions LLC, 10.75%, 08/15/18(b)	250,000	277,500
Geo Group, Inc. (The), 6.63%, 02/15/21(b)	100,000	99,000
Iron Mountain, Inc., 8.00%, 06/15/20	120,000	127,200
PharmaNet Development Group, Inc., 10.88%, 04/15/17(b)	150,000	165,000
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc., 10.75%, 08/01/16	225,000	245,812
Waste Management, Inc., 6.38%, 03/11/15	75,000	84,999
WCA Waste Corp., 9.25%, 06/15/14	325,000	334,750

		2,213,736

Communications Equipment 0.4%
Avaya, Inc., 7.00%, 04/01/19(b)	250,000	243,750
Brightstar Corp., 9.50%, 12/01/16(b)	215,000	230,856
Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, Series 144a, 7.50%, 03/15/19(b)	250,000	256,250
Motorola, Inc., 7.50%, 05/15/25	150,000	169,911

		900,767

Computers & Peripherals 0.2%
CDW LLC / CDW Finance Corp., 11.50%, 10/12/15	225,000	243,000
Hewlett-Packard Co. 5.50%, 03/01/18	130,000	144,338
3.75%, 12/01/20	85,000	81,659
Seagate HDD Cayman, 7.75%, 12/15/18(b)	75,000	77,625

		546,622

Construction & Engineering 0.1%
Tutor Perini Corp., 7.63%, 11/01/18(b)	150,000	154,500

Construction Materials 0.6%
Cemex Espana Luxembourg, 9.25%, 05/12/20(b)	680,000	704,650
Cemex Finance Europe BV, 4.75%, 03/05/14	150,000	199,825
Cemex SAB de CV, 5.30%, 09/30/15(a)(b)	475,000	471,198

		1,375,673

Consumer Finance 1.4%
American Express Credit Corp. 1.65%, 11/01/11	50,000,000	601,602
2.75%, 09/15/15	195,000	191,477
American Express Credit Corp., Series C, 7.30%, 08/20/13	130,000	145,362
Discover Financial Services, 10.25%, 07/15/19	460,000	591,775
Ford Motor Credit Co. LLC 7.50%, 08/01/12	290,000	309,217
6.63%, 08/15/17	295,000	314,839
HSBC Finance Corp., 6.68%, 01/15/21(b)	350,000	363,295
International Lease Finance Corp. 5.75%, 06/15/11	210,000	210,787
6.50%, 09/01/14(b)	275,000	293,563

		3,021,917

Consumer Products 0.1%
Spectrum Brands Holdings, Inc., 9.50%, 06/15/18(b)	150,000	165,375

Diversified Financial Services 4.3%
AIG SunAmerica Global Financing VI, 6.30%, 05/10/11(b)	395,000	396,781
Alta Wind Holdings LLC, 7.00%, 06/30/35(b)	100,000	105,321
Bank of America Corp., 5.63%, 07/01/20	490,000	503,071
Caisse Centrale Desjardins du Quebec, 2.65%, 09/16/15(b)	425,000	414,843
CDP Financial, Inc., 5.60%, 11/25/39(b)	570,000	587,493

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
Citigroup, Inc., 4.59%, 12/15/15	$465,000	$480,833
Crown Castle Towers LLC 3.21%, 08/15/15(b)	300,000	299,184
4.17%, 08/15/17(b)	485,000	481,846
Farmers Exchange Capital, 7.05%, 07/15/28(b)	385,000	386,022
General Electric Capital Corp. 1.88%, 09/16/13	700,000	699,760
5.30%, 02/11/21	275,000	279,309
Harbinger Group, Inc., 10.63%, 11/15/15(b)	100,000	103,000
IPIC GMTN Ltd., 5.00%, 11/15/20(b)	625,000	606,250
JPMorgan Chase & Co., 2.60%, 01/15/16	375,000	362,042
Marsico Holdings LLC / Marsico Co. Notes Corp., 10.63%, 01/15/20(b)	130,776	105,929
Midwest Gaming Borrower LLC / Midwest Finance Corp., 11.63%, 04/15/16(b)	300,000	309,750
National Rural Utilities Cooperative Finance Corp., 1.90%, 11/01/15	170,000	164,321
Noble Group Ltd., Series 144a, 4.88%, 08/05/15(b)	115,000	119,025
NPC International, Inc., 9.50%, 05/01/14	225,000	230,063
Pinnacle Foods Finance LLC, 10.63%, 04/01/17	225,000	241,312
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(b)	225,000	246,937
Russian Agricultural Bank OJSC Via RSHB Capital SA, 7.50%, 03/25/13	31,000,000	1,106,676
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	495,000	472,725
TNK-BP Finance SA, 7.88%, 03/13/18(b)	175,000	200,375
Vnesheconombank Via VEB Finance Ltd. 6.90%, 07/09/20(b)	200,000	215,240
6.80%, 11/22/25(b)	190,000	192,660
White Nights Finance BV for Gazprom, 10.50%, 03/25/14	175,000	210,962

		9,521,730

Diversified Telecommunication Services 3.7%
AT&T Corp., 8.00%, 11/15/31	425,000	532,492
Clearwire Communications LLC / Clearwire Finance, Inc., 12.00%, 12/01/17(b)	145,000	154,969
Deutsche Telekom International Finance BV, 8.13%, 05/29/12	160,000	242,156
France Telecom SA 8.50%, 03/01/31	40,000	53,823
8.13%, 01/28/33	90,000	168,222
GCI, Inc., 8.63%, 11/15/19	130,000	142,675
Intelsat Luxembourg SA, 11.50%, 02/04/17	153,398	168,354
Orascom Telecom Finance SCA, 7.88%, 02/08/14(b)	890,000	914,475
Qtel International Finance Ltd. 4.75%, 02/16/21(b)	220,000	205,150
5.00%, 10/19/25(b)	705,000	622,162
Qwest Corp. 8.88%, 03/15/12	500,000	535,000
8.38%, 05/01/16	175,000	208,250
Sprint Capital Corp. 8.38%, 03/15/12	220,000	232,100
8.75%, 03/15/32	360,000	382,950
Telefonica Emisiones SAU 2.58%, 04/26/13	240,000	242,292
6.42%, 06/20/16	215,000	238,908
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	300,000	324,769
Telemar Norte Leste SA, 5.50%, 10/23/20(b)	822,000	807,615
TELUS Corp., 5.05%, 12/04/19	65,000	67,523
tw Telecom Holdings, Inc., 8.00%, 03/01/18	150,000	161,813
Verizon Communications, Inc. 1.95%, 03/28/14	285,000	285,237
3.00%, 04/01/16	410,000	407,911
5.50%, 02/15/18	100,000	109,018
4.60%, 04/01/21	250,000	248,930
Wind Acquisition Finance SA 11.75%, 07/15/17(b)	185,000	212,750
7.25%, 02/15/18(b)	455,000	475,475

		8,145,019

Electric Utilities 0.6%
AES Corp. (The), 9.75%, 04/15/16	250,000	286,875
Commonwealth Edison Co., 5.80%, 03/15/18	165,000	182,281
E.CL SA, 5.63%, 01/15/21(b)	390,000	390,573
Elwood Energy LLC, 8.16%, 07/05/26	100,368	99,364
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	94,000	99,609

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Ohio Power Co., Series K, 6.00%, 06/01/16	$225,000	$253,221
Union Electric Co., 6.70%, 02/01/19	100,000	115,404

		1,427,327

Electronic Equipment, Instruments & Components 0.0%†
Jabil Circuit, Inc., 7.75%, 07/15/16	60,000	68,100

Energy Equipment & Services 3.8%
American Petroleum Tankers LLC / AP Tankers Co., 10.25%, 05/01/15(b)	260,000	273,650
Cenovus Energy, Inc., 4.50%, 09/15/14	80,000	85,903
Chaparral Energy, Inc., 8.25%, 09/01/21(b)	150,000	154,500
Coffeyville Resources LLC / Coffeyville Finance, Inc., 10.88%, 04/01/17(b)	265,000	301,437
Empresa Nacional del Petroleo, 5.25%, 08/10/20(b)	335,000	334,144
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17(b)	150,000	160,500
Gaz Capital SA for Gazprom, 6.58%, 10/31/13	290,000	494,294
Gazprom Via Gazprom International SA, 7.20%, 02/01/20(b)	103,503	112,560
Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(b)	150,000	158,250
Hilcorp Energy I LP / Hilcorp Finance Co., 8.00%, 02/15/20(b)	150,000	159,750
Key Energy Services, Inc., 6.75%, 03/01/21	190,000	193,325
Lukoil International Finance BV, 6.13%, 11/09/20(b)	200,000	204,000
MEG Energy Corp., 6.50%, 03/15/21(b)	65,000	66,056
Odebrecht Drilling Norbe VIII / IX Ltd., 6.35%, 06/30/21(b)	400,000	421,500
Petroleos de Venezuela SA, Series 2015, 5.00%, 10/28/15	2,470,000	1,642,550
Petroleos de Venezuela SA, Series REGS, 8.50%, 11/02/17	1,880,000	1,324,460
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21(b)	890,000	918,717
Total Capital SA, 3.00%, 06/24/15	395,000	403,156
Transocean, Inc. 4.95%, 11/15/15	155,000	163,805
6.00%, 03/15/18	480,000	518,245
6.80%, 03/15/38	160,000	168,202
Weatherford International Ltd., 6.00%, 03/15/18	140,000	151,470

		8,410,474

Financial Services 0.1%
Nuveen Investments, Inc., 10.50%, 11/15/15	175,000	179,813

Food & Staples Retailing 0.6%
CVS Caremark Corp. 3.25%, 05/18/15	305,000	309,823
6.13%, 09/15/39	180,000	183,292
Kroger Co. (The), 5.00%, 04/15/13	70,000	74,792
Rite Aid Corp., 9.75%, 06/12/16	290,000	321,900
Wal-Mart Stores, Inc. 4.25%, 04/15/13	230,000	244,639
4.13%, 02/01/19	210,000	215,793

		1,350,239

Food Products 1.4%
Archer-Daniels-Midland Co., 4.48%, 03/01/21	360,000	364,586
ConAgra Foods, Inc., 8.25%, 09/15/30	100,000	119,279
Corp. Pesquera Inca SAC, 9.00%, 02/10/17(b)	235,000	250,275
Cosan SA Industria e Comercio, 8.25%, 12/31/49(b)(e)	250,000	250,000
FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20(b)	225,000	226,969
JBS Finance II Ltd., 8.25%, 01/29/18(b)	100,000	102,750
JBS USA LLC / JBS USA Finance, Inc., 11.63%, 05/01/14	150,000	174,000
Kraft Foods, Inc., 4.13%, 02/09/16	375,000	389,074
Michael Food, Inc., 9.75%, 07/15/18(b)	145,000	158,412
Pilgrim’s Pride Corp., 7.88%, 12/15/18(b)	300,000	291,000
Simmons Foods, Inc., 10.50%, 11/01/17(b)	300,000	323,250
Virgolino de Oliveira Finance Ltd., 10.50%, 01/28/18(b)	400,000	417,000

		3,066,595

Gas Utilities 1.3%
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	70,000	71,184
Consolidated Natural Gas Co., Series C, 6.25%, 11/01/11	155,000	159,854

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	$275,000	$302,399
EQT Corp., 6.50%, 04/01/18	230,000	250,082
Genesis Energy LP / Genesis Energy Finance Corp., 7.88%, 12/15/18(b)	140,000	141,400
Inergy LP/Inergy Finance Corp., 7.00%, 10/01/18(b)	165,000	171,600
Regency Energy Partners LP/Regency Energy Finance Corp. 9.38%, 06/01/16	195,000	221,812
6.88%, 12/01/18	50,000	53,250
Rockies Express Pipeline LLC, 6.85%, 07/15/18(b)	345,000	375,948
Sempra Energy, 2.00%, 03/15/14	420,000	417,129
Targa Resources Partners LP, 6.88%, 02/01/21(b)	160,000	158,400
Texas Eastern Transmission LP, 7.00%, 07/15/32	215,000	251,238
Williams Partners LP, 3.80%, 02/15/15	395,000	408,896

		2,983,192

Health Care Equipment & Supplies 0.3%
Baxter International, Inc., 4.63%, 03/15/15	35,000	38,080
Boston Scientific Corp. 4.50%, 01/15/15	355,000	366,142
7.38%, 01/15/40	90,000	100,180
Covidien International Finance SA, 6.00%, 10/15/17	100,000	113,969

		618,371

Health Care Providers & Services 0.9%
CRC Health Corp., 10.75%, 02/01/16	250,000	253,125
Express Scripts, Inc., 6.25%, 06/15/14	285,000	316,621
HCA, Inc. 9.00%, 12/15/14	115,000	123,481
7.19%, 11/15/15	75,000	75,375
Humana, Inc., 8.15%, 06/15/38	195,000	224,444
Medco Health Solutions, Inc. 6.13%, 03/15/13	10,000	10,831
7.25%, 08/15/13	255,000	285,586
7.13%, 03/15/18	195,000	227,414
National Mentor Holdings, 12.50%, 02/15/18(b)	100,000	94,000
OnCure Holdings, Inc., 11.75%, 05/15/17	200,000	200,500
Rotech Healthcare, Inc., 10.50%, 03/15/18(b)	140,000	138,600

		1,949,977

Hotels, Restaurants & Leisure 1.1%
Caesars Entertainment Operating Co., Inc., 10.75%, 02/01/16	375,000	350,625
Dave & Buster’s, Inc., 11.00%, 06/01/18	275,000	298,375
Equinox Holdings, Inc., 9.50%, 02/01/16(b)	200,000	215,250
Mandalay Resort Group, 7.63%, 07/15/13	200,000	198,000
Marina District Finance Co., Inc., 9.88%, 08/15/18(b)	225,000	235,406
McDonald’s Corp., 5.00%, 02/01/19	35,000	38,174
MGM Mirage, Inc. 6.63%, 07/15/15	175,000	165,812
9.00%, 03/15/20	55,000	60,294
Pokagon Gaming Authority, 10.38%, 06/15/14(b)	240,000	248,400
Yonkers Racing Corp., 11.38%, 07/15/16(b)	250,000	278,125
Yum! Brands, Inc. 8.88%, 04/15/11	295,000	295,660
4.25%, 09/15/15	135,000	141,971

		2,526,092

Household Durables 0.2%
Fortune Brands, Inc., 3.00%, 06/01/12	305,000	310,076
Meritage Homes Corp., 6.25%, 03/15/15	135,000	136,012

		446,088

Household Products 0.4%
Central Garden & Pet Co., 8.25%, 03/01/18	125,000	130,937
Church & Dwight Co., Inc., 3.35%, 12/15/15	150,000	150,384
Prestige Brands, Inc. 8.25%, 04/01/18(b)	290,000	305,950
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 9.00%, 04/15/19(b)	300,000	310,500

		897,771

Independent Power Producers & Energy Traders 0.1%
GenOn Energy, Inc., 7.63%, 06/15/14	130,000	134,550

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Industrial Conglomerates 0.1%
Tyco Electronics Group SA, 6.00%, 10/01/12	$205,000	$218,516

Information Technology Services 0.3%
EVERTEC, Inc., 11.00%, 10/01/18(b)	225,000	240,188
First Data Corp. 9.88%, 09/24/15	225,000	230,625
12.63%, 01/15/21(b)	150,000	162,750

		633,563

Insurance 1.1%
ACE INA Holdings, Inc., 5.60%, 05/15/15	135,000	147,943
Alliant Holdings I, Inc., 11.00%, 05/01/15(b)	275,000	291,500
American International Group, Inc., 6.40%, 12/15/20	195,000	208,122
Berkshire Hathaway Finance Corp. 4.00%, 04/15/12	210,000	217,413
5.40%, 05/15/18	205,000	225,708
Chubb Corp., 5.75%, 05/15/18	45,000	49,956
HUB International Holdings, Inc., 10.25%, 06/15/15(b)	280,000	289,800
Metropolitan Life Global Funding I, 3.13%, 01/11/16(b)	470,000	465,921
Mutual of Omaha Insurance Co., 6.95%, 10/15/40(b)	375,000	386,982
Willis Group Holdings PLC, 4.13%, 03/15/16	190,000	189,022

		2,472,367

Internet & Catalog Retail 0.2%
HSN, Inc., 11.25%, 08/01/16	150,000	169,875
QVC, Inc., 7.50%, 10/01/19(b)	195,000	204,750

		374,625

Internet Software & Services 0.2%
Symantec Corp. 2.75%, 09/15/15	275,000	267,460
4.20%, 09/15/20	285,000	268,200

		535,660

Leisure Equipment & Products 0.1%
Hasbro, Inc., 6.35%, 03/15/40	200,000	200,518

Machinery 0.5%
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21(b)	160,000	164,000
Colt Defense LLC / Colt Finance Corp., 8.75%, 11/15/17(b)	260,000	211,900
IDEX Corp., 4.50%, 12/15/20	120,000	117,226
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 04/15/14	310,000	372,057
Liberty Tire Recycling, 11.00%, 10/01/16(b)	150,000	168,375
Timken Co., 6.00%, 09/15/14	45,000	49,637
Trimas Corp., 9.75%, 12/15/17	100,000	110,125

		1,193,320

Marine 0.1%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.88%, 04/01/18	135,000	143,100

Media 2.8%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	150,000	179,625
Cengage Learning Acquisitions, Inc., 10.50%, 01/15/15(b)	250,000	255,000
Citadel Broadcasting Corp., 7.75%, 12/15/18(b)	225,000	243,844
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	95,000	103,787
Comcast Corp., 5.70%, 05/15/18	325,000	353,769
DIRECTV Holdings LLC, 3.55%, 03/15/15	390,000	398,488
Idearc Litigation Trusts, 8.00%, 11/15/16*(f)	825,000	6,188
inVentiv Health, Inc., 10.00%, 08/15/18(b)	125,000	130,000
NBC Universal, Inc., 3.65%, 04/30/15(b)	610,000	626,252
News America, Inc., 4.50%, 02/15/21(b)	215,000	210,642
Rainbow National Services LLC, 8.75%, 09/01/12(b)	350,000	351,312
Regal Cinemas Corp., 8.63%, 07/15/19	75,000	80,531
Regal Entertainment Group, 9.13%, 08/15/18	200,000	214,000
Telesat Canada/Telesat LLC, 12.50%, 11/01/17	195,000	232,537
Time Warner Cable, Inc. 3.50%, 02/01/15	365,000	374,044
6.75%, 07/01/18	295,000	335,126
Time Warner, Inc., 4.75%, 03/29/21	250,000	248,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
United Business Media Ltd., 5.75%, 11/03/20(b)	$780,000	$758,722
Univision Communications, Inc. 12.00%, 07/01/14(b)	175,000	189,000
7.88%, 11/01/20(b)	150,000	158,625
Visant Corp., 10.00%, 10/01/17	140,000	151,200
WMG Acquisition Corp., 9.50%, 06/15/16	300,000	317,250
WPP Finance UK, 8.00%, 09/15/14	215,000	250,607

		6,168,899

Metals & Mining 1.5%
Anglo American Capital PLC, 2.15%, 09/27/13(b)	290,000	292,202
ArcelorMittal 6.13%, 06/01/18	275,000	291,295
5.50%, 03/01/21	510,000	502,557
Atkore International, Inc., 9.88%, 01/01/18(b)	150,000	160,125
Berau Capital Resources Pte Ltd., 12.50%, 07/08/15(b)	200,000	233,500
Bumi Investment Pte Ltd., 10.75%, 10/06/17(b)	445,000	502,316
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	275,000	303,188
Midwest Vanadium Pty Ltd., 11.50%, 02/15/18(b)	150,000	154,687
Ryerson, Inc., 12.00%, 11/01/15	125,000	135,625
Southern Copper Corp., 6.38%, 07/27/15	200,000	219,696
Vale Overseas Ltd., 6.88%, 11/10/39	375,000	400,836
Vale SA, 4.38%, 03/24/18	100,000	141,696

		3,337,723

Multiline Retail 0.2%
JC Penney Corp., Inc., 6.38%, 10/15/36	295,000	265,869
Neiman Marcus Group, Inc. (The), 10.38%, 10/15/15	210,000	221,287

		487,156

Multi-Utilities 0.1%
Abu Dhabi National Energy Co., 6.50%, 10/27/36(b)	190,000	181,450

Oil, Gas & Consumable Fuels 3.1%
Anadarko Petroleum Corp., 6.38%, 09/15/17	355,000	390,747
Aquilex Holdings LLC / Aquilex Finance Corp., 11.13%, 12/15/16	100,000	105,625
Berry Petroleum Co., 10.25%, 06/01/14	115,000	133,400
Bumi Capital Pte Ltd., 12.00%, 11/10/16(b)	290,000	338,575
Clayton Williams Energy, Inc., 7.75%, 04/01/19(b)	145,000	145,181
Consol Energy, Inc. 8.00%, 04/01/17	105,000	114,975
8.25%, 04/01/20	75,000	83,156
Devon Energy Corp., 5.63%, 01/15/14	500,000	552,902
Energy Transfer Equity LP, 7.50%, 10/15/20	115,000	125,063
Enterprise Products Operating LLC 5.90%, 04/15/13	80,000	86,091
5.25%, 01/31/20	140,000	145,293
International Coal Group, Inc., 9.13%, 04/01/18	125,000	141,875
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 02/01/21(b)	270,000	288,225
OPTI Canada, Inc., 8.25%, 12/15/14	320,000	170,800
Pemex Project Funding Master Trust, 6.63%, 06/15/38	255,000	253,916
Petrobras International Finance Co. - Pifco 5.38%, 01/27/21	1,130,000	1,133,410
6.75%, 01/27/41	300,000	309,062
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 08/14/19(b)	500,000	606,250
Petronas Capital Ltd., 5.25%, 08/12/19(b)	210,000	223,348
Plains Exploration & Production Co., 6.63%, 05/01/21	170,000	170,000
SandRidge Energy, Inc., 7.50%, 03/15/21(b)	155,000	160,813
Shell International Finance BV 4.00%, 03/21/14	345,000	368,737
4.38%, 03/25/20	295,000	304,527
Williams Partners LP / Williams Partners Finance Corp., 7.25%, 02/01/17	345,000	404,046

		6,756,017

Paper & Forest Products 0.5%
Fibria Overseas Finance Ltd., 6.75%, 03/03/21(b)	200,000	206,500
NewPage Corp., 11.38%, 12/31/14	100,000	100,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Paper & Forest Products (continued)
Norske Skogindustrier ASA, 6.13%, 10/15/15(b)	$505,000	$454,500
PE Paper Escrow GmbH, 12.00%, 08/01/14(b)	200,000	230,000
Pindo Deli Finance BV, 0.00%, 04/28/25(a)(b)	901,231	27,037
Tjiwi Kimia Finance BV, 0.00%, 04/28/27(a)(b)	473,111	14,193

		1,032,355

Personal Products 0.1%
NBTY, Inc., 9.00%, 10/01/18(b)	135,000	146,475

Pharmaceuticals 0.1%
Novasep Holding SAS, 9.75%, 12/15/16(b)	135,000	86,400
Watson Pharmaceuticals, Inc., 5.00%, 08/15/14	185,000	198,931

		285,331

Real Estate Investment Trusts (REITs) 0.2%
Sabra Health Care LP / Sabra Capital Corp., 8.13%, 11/01/18	200,000	211,000
Weyerhaeuser Co., 7.38%, 10/01/19	115,000	129,926

		340,926

Real Estate Management & Development 0.6%
Longfor Properties Co. Ltd., 9.50%, 04/07/16(b)	400,000	400,000
Yanlord Land Group Ltd., 10.63%, 03/29/18(b)	850,000	853,230

		1,253,230

Road & Rail 0.2%
CHC Helicopter SA, 9.25%, 10/15/20(b)	115,000	118,450
Kansas City Southern de Mexico SA de CV, 6.63%, 12/15/20(b)	125,000	127,500
United Rentals North America, Inc., 8.38%, 09/15/20	135,000	141,075

		387,025

Semiconductors & Semiconductor Equipment 0.1%
MEMC Electronic Materials, Inc., 7.75%, 04/01/19(b)	125,000	127,969

Software 0.0%†
Oracle Corp., 3.88%, 07/15/20(b)	100,000	98,273

Sovereign 0.1%
Eskom Holdings Ltd., 5.75%, 01/26/21(b)	300,000	304,125

Specialty Retail 0.4%
Best Buy Co., Inc. 3.75%, 03/15/16	290,000	286,257
5.50%, 03/15/21	420,000	412,109
Petco Animal Supplies, Inc., 9.25%, 12/01/18(b)	235,000	251,450

		949,816

Supranational 1.2%
Central American Bank for Economic Integration, 5.38%, 09/24/14(b)	150,000	161,885
Corp. Andina de Fomento 3.75%, 01/15/16	400,000	395,826
8.13%, 06/04/19	255,000	306,450
Eurasian Development Bank, 7.38%, 09/29/14(b)	800,000	882,000
International Bank for Reconstruction & Development, Series GDIF, 3.75%, 05/19/17	1,800,000	322,273
Nordic Investment Bank, 1.70%, 04/27/17	50,000,000	633,264

		2,701,698

Textiles, Apparel & Luxury Goods 0.1%
Perry Ellis International, Inc., 7.88%, 04/01/19	145,000	150,075
Quiksilver, Inc., 6.88%, 04/15/15	175,000	172,375

		322,450

Tobacco 0.7%
Altria Group, Inc. 9.25%, 08/06/19	10,000	13,051
10.20%, 02/06/39	250,000	354,695
Lorillard Tobacco Co., 6.88%, 05/01/20	345,000	373,133
Philip Morris International, Inc. 6.88%, 03/17/14	200,000	229,546
5.65%, 05/16/18	285,000	317,262
Reynolds American, Inc., 7.63%, 06/01/16	255,000	303,057

		1,590,744

Transportation Infrastructure 0.6%
Aeropuertos Argentina 2000 SA, 10.75%, 12/01/20(b)	524,700	566,676
DP World Ltd., 6.85%, 07/02/37(b)	820,000	754,400

		1,321,076

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Market Value
Wireless Telecommunication Services 1.0%
Buccaneer Merger Sub, Inc., 9.13%, 01/15/19(b)		$145,000	$153,700
Cricket Communications, Inc. 7.75%, 05/15/16		225,000	239,063
7.75%, 10/15/20		155,000	156,162
Digicel Group Ltd., 9.13%, 01/15/15(b)		405,000	423,225
NII Capital Corp. 10.00%, 08/15/16		180,000	205,200
7.63%, 04/01/21		265,000	270,963
Telemovil Finance Co. Ltd., 8.00%, 10/01/17(b)		185,000	191,937
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/21(b)		400,000	420,000
Vodafone Group PLC, 5.63%, 02/27/17		175,000	193,360

			2,253,610

Total Corporate Bonds (cost $99,592,834)			103,176,350

Municipal Bonds 0.7%

	Principal Amount		Market Value
Georgia 0.5%
Municipal Electric Authority of Georgia Series 2010,6.64%, 04/01/57		675,000	641,250
Series 2010,7.06%, 04/01/57		360,000	339,264

			980,514

New Jersey 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, Series 2010, 7.10%, 01/01/41		460,000	494,679

Total Municipal Bonds (cost $1,499,496)			1,475,193

U.S. Government Mortgage Backed Agencies 12.7%

	Principal Amount		Market Value
Fannie Mae Pool
Pool# 736280 4.00%, 08/01/18		$693,541	$726,051
3.50%, 04/25/26		1,180,000	1,182,950
4.00%, 04/25/26		1,115,000	1,145,662
4.50%, 04/25/26		680,000	712,619
Pool# 540017 8.00%, 05/01/30		2,288	2,675
Pool# 564363 8.00%, 01/01/31		914	1,069
Pool# 564993 7.50%, 03/01/31		13,607	15,797
Pool# 606566 7.50%, 10/01/31		3,978	4,622
Pool# 642656 7.00%, 07/01/32		43,869	50,528
Pool# 886574 2.91%, 08/01/36(a)		240,455	248,754
Pool# 257231 5.50%, 06/01/38		2,160,206	2,312,652
5.50%, 04/25/40		4,260,000	4,555,537
5.00%, 04/25/41		1,850,000	1,935,274
Fannie Mae Pool TBA
4.50%, 04/25/40		7,900,000	8,039,482
4.00%, 04/25/41		3,230,000	3,176,505
6.00%, 04/25/41		3,610,000	3,925,875
Freddie Mac Gold Pool
Pool# C90381 7.50%, 11/01/20		696	809
Pool# C00712 6.50%, 02/01/29		14,393	16,266
Pool# C39060 8.00%, 06/01/30		466	502
Pool# C41531 8.00%, 08/01/30		1,595	1,883
Pool# C42327 8.00%, 09/01/30		1,319	1,557
Pool# C01104 8.00%, 12/01/30		19,430	22,941
Pool# C48997 8.00%, 03/01/31		32,753	35,353
Pool# C49587 8.00%, 03/01/31		18,519	21,872
Pool# C50477 8.00%, 04/01/31		24,959	29,478
Pool# C53381 8.00%, 06/01/31		3,258	3,668
Pool# C69951 6.50%, 08/01/32		20,720	23,417

Total U.S. Government Mortgage Backed Agencies (cost $28,023,082)			28,193,798

Sovereign Bonds 15.8%

	Principal Amount		Market Value
ARGENTINA 1.3%
Argentina Government International Bond 7.00%, 04/17/17		$575,000	534,750
7.82%, 12/31/33	EUR	1,711,732	1,837,594
8.28%, 12/31/33		$522,988	466,243
Argentine Republic Government International Bond, 2.50%, 12/31/38(c)		100,000	43,150

			$2,881,737

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Sovereign Bonds (continued)

	Principal Amount		Market Value
BRAZIL 1.5%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17(b)	EUR	160,000	$216,435
Brazil Notas do Tesouro Nacional 6.00%, 05/15/13	BRL	870,000	1,093,736
10.00%, 01/01/17		520,000	290,243
10.00%, 01/01/21		2,044,000	1,092,262
Brazilian Government International Bond 4.88%, 01/22/21		$200,000	204,000
5.63%, 01/07/41		400,000	393,000

			3,289,676

CANADA 0.6%
Canadian Government Bond 5.25%, 06/01/12	CAD	330,000	355,178
4.25%, 06/01/18		410,000	454,950
3.75%, 06/01/19		400,000	428,381
Province of Quebec Canada, 4.50%, 12/01/20		180,000	191,528

			1,430,037

CAYMAN ISLANDS 0.1%
Cayman Islands Government Bond, 5.95%, 11/24/19(b)		$150,000	156,375

CHILE 0.3%
Chile Government International Bond, 5.50%, 08/05/20	CLP	300,000,000	618,895

COLOMBIA 0.1%
Colombia Government International Bond, 7.38%, 03/18/19		$235,000	282,000

CROATIA 0.4%
Croatia Government International Bond, 6.38%, 03/24/21(b)		815,000	816,019

EGYPT 0.5%
Egypt Government International Bond 8.75%, 07/18/12(b)	EGP	3,800,000	581,291
6.88%, 04/30/40(b)		$620,000	567,300

			1,148,591

EL SALVADOR 0.1%
El Salvador Government International Bond, 7.65%, 06/15/35		105,000	104,632

FRANCE 0.6%
France Government Bond OAT 3.50%, 04/25/20	EUR	850,000	1,191,803
4.00%, 10/25/38		160,000	219,881

			1,411,684

GERMANY 1.5%
Bundesrepublik Deutschland 3.50%, 01/04/16	EUR	500,000	736,377
4.25%, 07/04/18		600,000	913,354
3.25%, 01/04/20		450,000	636,401
4.00%, 01/04/37		700,000	1,011,266

			3,297,398

INDONESIA 0.2%
Indonesia Government International Bond, 7.75%, 01/17/38(b)		$290,000	345,825

JAPAN 0.3%
Japan Government Ten Year Bond, 0.80%, 03/20/13	JPY	50,000,000	608,110

LITHUANIA 0.2%
Lithuania Government International Bond, 7.38%, 02/11/20(b)		$300,000	333,986

MEXICO 1.8%
Mexican Bonos 7.25%, 12/15/16	MXN	16,645,000	1,414,932
8.00%, 06/11/20		15,765,000	1,369,014
United Mexican States, 6.05%, 01/11/40		$1,200,000	1,236,000

			4,019,946

PHILIPPINES 0.6%
Philippine Government International Bond 4.95%, 01/15/21	PHP	10,000,000	225,272
6.25%, 01/14/36		53,000,000	1,153,483

			1,378,755

POLAND 0.7%
Poland Government Bond, 5.25%, 10/25/17	PLN	4,400,000	1,490,391

QATAR 0.1%
Qatar Government International Bond, 6.40%, 01/20/40(b)		$305,000	321,013

RUSSIA 0.3%
Russian Foreign Bond - Eurobond 5.00%, 04/29/20(b)		500,000	505,625
7.50%, 03/31/30(c)		129,728	151,215

			656,840

SENEGAL 0.3%
Senegal Government International Bond, 8.75%, 12/22/14		600,000	594,000

SOUTH AFRICA 0.6%
South Africa Government Bond 13.50%, 09/15/15	ZAR	2,700,000	482,624
8.25%, 09/15/17		1,965,000	287,447

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Sovereign Bonds (continued)

	Principal Amount		Market Value
SOUTH AFRICA (continued)
South Africa Government International Bond 5.50%, 03/09/20		$235,000	$248,806
6.25%, 03/08/41		400,000	412,248

			1,431,125

SOUTH KOREA 0.3%
Korea Finance Corp., 3.25%, 09/20/16		650,000	629,991

SPAIN 0.2%
Spain Government Bond, 6.15%, 01/31/13	EUR	330,000	493,127

SUPRANATIONAL 0.6%
Inter-American Development Bank, 4.75%, 01/10/14	INR	60,000,000	1,313,152

SWEDEN 0.4%
Sweden Government Bond, 3.00%, 07/12/16	SEK	6,000,000	943,836

UNITED KINGDOM 1.8%
United Kingdom Gilt 5.00%, 03/07/18	GBP	625,000	1,116,273
4.50%, 03/07/19		500,000	861,030
4.75%, 03/07/20		350,000	610,543
3.75%, 09/07/20		460,000	741,474
4.25%, 12/07/40		465,000	732,615

			4,061,935

VENEZUELA 0.4%
Venezuela Government International Bond, 12.75%, 08/23/22		$1,000,000	865,000

Total Sovereign Bonds (cost $33,863,492)			34,924,076

U.S. Government Sponsored & Agency Obligations 1.1%

	Principal Amount		Market Value
Federal National Mortgage Association 5.00%, 05/11/17		1,050,000	1,175,294
3.51%, 10/09/19		840,000	570,675
Freddie Mac 1.38%, 02/25/14		360,000	360,166
5.13%, 11/17/17		265,000	298,516

Total U.S. Government Sponsored & Agency Obligations (cost $2,220,590)			2,404,651

U.S. Treasury Bonds 2.2%

	Principal Amount		Market Value
U.S. Treasury Bonds 4.25%, 11/15/40		$3,700,000	$3,538,702
4.75%, 02/15/41		125,000	129,922
6.25%, 08/15/23		690,000	856,894
U.S. Treasury Strip Bond, 2.55%, 08/15/19		520,000	395,296

Total U.S. Treasury Bonds (cost $4,889,528)			4,920,814

U.S. Treasury Notes 3.4%

	Principal Amount		Market Value
U.S. Treasury Notes 2.13%, 02/29/16		1,465,000	1,460,422
2.25%, 03/31/16		1,360,000	1,361,591
2.38%, 07/31/17		70,000	68,600
2.63%, 11/15/20(g)		4,152,000	3,874,335
3.63%, 02/15/21		745,000	755,593

Total U.S. Treasury Notes (cost $7,534,529)			7,520,541

Yankee Dollars 0.1%

	Principal Amount		Market Value
Oil, Gas & Consumable Fuels 0.1%
Petro-Canada, 6.05%, 05/15/18		45,000	50,647
Suncor Energy, Inc., 5.95%, 12/01/34		105,000	105,415

			156,062

Road & Rail 0.0%†
Canadian National Railway Co., 5.55%, 05/15/18		45,000	50,209

Total Yankee Dollars (cost $184,386)			206,271

Common Stocks 0.0%

	Shares		Market Value
Diversified Financial Services 0.0%†
Marisco Holdings LLC*(h)		2,163	22

Diversified Telecommunication Services 0.0%†
XO Holdings, Inc.*		248	186

Media 0.0%†
Dex One Corp.*		832	4,027

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
SuperMedia, Inc.*	651	$4,062

		8,089

Total Common Stocks (cost $814,062)		8,297

Mutual Fund 10.9%

	Shares	Market Value
Money Market Fund 10.9%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(i)	24,095,524	24,095,524

Total Mutual Fund (cost $24,095,524)		24,095,524

Total Investments (cost $236,080,398) (j) — 109.4%		242,471,803
Liabilities in excess of other assets — (9.4)%		(20,886,048)

NET ASSETS — 100.0%		$221,585,755

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2011 was $59,197,772 which represents 25.36% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2011.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date reflects the next call date.
(e)	Perpetual bond security. The maturity date reflects the next call date.
(f)	Illiquid security.
(g)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(h)	Fair Valued Security.
(i)	Represents 7-day effective yield as of March 31, 2011.
(j)	At March 31, 2011, the tax basis cost of the Fund’s investments was $236,406,284, tax unrealized appreciation and depreciation were $8,731,798 and $(2,666,279), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ASA	Stock Corporation
BRL	Brazilian Real
BV	Private Limited Liability Company
CAD	Canadian Dollar
CLP	Chilean Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Great British Pound
GmbH	Limited Liability Company
INR	Indian Rupee
JPY	Japanese Yen
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MXN	Mexican Peso
NV	Public Traded Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PHP	Philippenes Peso
PLC	Public Limited Company
PLN	Polish New Zloty
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SA de CV	Public Traded Company with Variable Capital
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SCA	Limited partnership with share capital
SEK	Swedish Krona
TBA	To Be Announced
UK	United Kingdom
ZAR	South African Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

At March 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	JPMorgan Chase Bank	4/08/11	(102,353)	$(102,810)	$(105,816)	$(3,006)
Brazilian Real	JPMorgan Chase Bank	4/04/11	(800,000)	(476,616)	(490,001)	(13,385)
Brazilian Real	JPMorgan Chase Bank	4/04/11	(165,000)	(98,302)	(101,063)	(2,761)
Brazilian Real	JPMorgan Chase Bank	4/04/11	(50,000)	(29,788)	(30,625)	(837)
Brazilian Real	JPMorgan Chase Bank	4/04/11	(539,200)	(320,000)	(330,261)	(10,261)
Brazilian Real	JPMorgan Chase Bank	4/04/11	(210,625)	(125,000)	(129,008)	(4,008)
British Pound	JPMorgan Chase Bank	4/08/11	(457,710)	(741,392)	(734,228)	7,164
British Pound	JPMorgan Chase Bank	4/08/11	(987,816)	(1,600,049)	(1,584,589)	15,460
Euro	JPMorgan Chase Bank	4/08/11	(925,000)	(1,292,059)	(1,310,823)	(18,764)
Euro	JPMorgan Chase Bank	4/08/11	(377,072)	(526,702)	(534,351)	(7,649)
Euro	JPMorgan Chase Bank	4/08/11	(3,465,000)	(4,839,985)	(4,910,275)	(70,290)
Japanese Yen	JPMorgan Chase Bank	4/08/11	(12,400,200)	(149,814)	(149,080)	734
Japanese Yen	JPMorgan Chase Bank	4/08/11	(8,092,000)	(100,000)	(97,285)	2,715
Japanese Yen	JPMorgan Chase Bank	4/08/11	(14,375,550)	(173,680)	(172,829)	851
Japanese Yen	JPMorgan Chase Bank	4/08/11	(16,184,000)	(200,000)	(194,570)	5,430
Mexican Peso	JPMorgan Chase Bank	4/08/11	(3,175,875)	(262,752)	(266,905)	(4,153)
Mexican Peso	JPMorgan Chase Bank	4/08/11	(1,270,350)	(105,101)	(106,762)	(1,661)
Mexican Peso	JPMorgan Chase Bank	4/08/11	(9,818,188)	(812,296)	(825,134)	(12,838)

Total Short Contracts				$(11,956,346)	$(12,073,605)	$(117,259)

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	JPMorgan Chase Bank	4/08/11	609,000	$615,359	$629,611	$14,252
Australian Dollar	JPMorgan Chase Bank	4/08/11	314,000	317,278	324,627	7,349
Australian Dollar	JPMorgan Chase Bank	4/08/11	1,361,669	1,366,147	1,407,753	41,606
British Pound	JPMorgan Chase Bank	4/08/11	45,000	72,879	72,186	(693)
Canadian Dollar	JPMorgan Chase Bank	4/08/11	218,456	224,470	225,310	840
Canadian Dollar	JPMorgan Chase Bank	4/08/11	129,000	132,551	133,047	496
Japanese Yen	JPMorgan Chase Bank	4/08/11	17,914,500	217,157	215,375	(1,782)
Japanese Yen	JPMorgan Chase Bank	4/08/11	20,492,200	252,890	246,365	(6,525)
Japanese Yen	JPMorgan Chase Bank	4/08/11	14,375,550	177,405	172,828	(4,577)
Norwegian Krone	JPMorgan Chase Bank	4/08/11	4,196,508	750,621	758,673	8,052

Total Long Contracts				$4,126,757	$4,185,775	$59,018

Counterparty	Delivery Date	Currency Received	Currency Delivered	Market Value	Contract Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	4/08/11	300,000 Euro	(411,863) Canadian Dollar (650,000)	$424,784	$425,132	$348
JPMorgan Chase Bank	4/08/11	460,168 Euro	Australian Dollar	671,998	652,107	(19,891)

				$1,096,782	$1,077,239	$(19,543)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

At March 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
2	JPN 10 Year Bond	06/09/11	$3,355,374	$22,600

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
4	U.S. Treasury 5 Year Note	06/30/11	$467,156	$144

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$6,070,028	$—	$6,070,028
Collateralized Mortgage Obligations	—	17,533,270	—	17,533,270
Commercial Mortgage Backed Securities	—	11,599,627	—	11,599,627
Common Stocks:
Diversified Financial Services	—	—	22	22
Diversified Telecommunication Services	186	—	—	186
Media	8,089	—	—	8,089

Total Common Stocks	$8,275	$—	$22	$8,297

Convertible Corporate Bonds	—	343,363	—	343,363
Corporate Bonds	—	103,176,350	—	103,176,350
Forward Foreign Currency Contracts	—	105,297	—	105,297
Futures Contracts	22,744	—	—	22,744
Municipal Bonds	—	1,475,193	—	1,475,193
Mutual Fund	24,095,524	—	—	24,095,524
Sovereign Bonds	—	34,924,076	—	34,924,076
U.S. Government Mortgage Backed Agencies	—	28,193,798	—	28,193,798
U.S. Government Sponsored & Agency Obligations	—	2,404,651	—	2,404,651
U.S. Treasury Bonds	—	4,920,814	—	4,920,814
U.S. Treasury Notes	—	7,520,541	—	7,520,541
Yankee Dollars	—	206,271	—	206,271

Total Assets	$24,126,543	$218,473,279	$22	$242,599,844

Liabilities:
Forward Foreign Currency Contracts	—	(183,081)	—	(183,081)

Total Liabilities	$—	$(183,081)	$—	$(183,081)

Total	$24,126,543	$218,290,198	$22	$242,416,763

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of 12/31/10	$22	$2	$24
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	185	185
Change in Unrealized Appreciation/(Depreciation)	—	(2)	(2)
Purchases	—	—	—
Sales	—	(185)	(185)
Transfer Into Level 3	—	—	—
Transfer Out of Level 3	—	—	—

Balance as of 03/31/11	$22	$—	$22

Change in Unrealized Appreciation/(Depreciation) for Securities Still Held	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Level 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2011

Assets:		Fair Value
Futures – Equity contracts	Unrealized appreciation from futures contracts	$22,744

Forward foreign currency contracts	Unrealized appreciation from forward foreign currency contracts	105,297

Total		$128,041

Liabilities:
Forward foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	(183,081)

Total		$(183,081)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.4%

	Shares	Market Value

Aerospace & Defense 4.8%
Bombardier, Inc., Class B	1,181,900	$8,692,055
Raytheon Co.	130,155	6,620,985
United Technologies Corp.	278,765	23,597,457

		38,910,497

Auto Components 0.4%
BorgWarner, Inc.*	37,200	2,964,468

Beverages 3.1%
PepsiCo, Inc.	384,035	24,735,694

Biotechnology 1.5%
Amgen, Inc.*	36,435	1,947,451
Gilead Sciences, Inc.*	230,500	9,782,420

		11,729,871

Capital Markets 2.6%
Bank of New York Mellon Corp. (The)	182,560	5,453,067
Charles Schwab Corp. (The)	303,500	5,472,105
State Street Corp.	216,900	9,747,486

		20,672,658

Chemicals 3.3%
Air Products & Chemicals, Inc.	93,250	8,409,285
Monsanto Co.	78,600	5,679,636
PPG Industries, Inc.	47,600	4,531,996
Praxair, Inc.	76,200	7,741,920

		26,362,837

Commercial Banks 5.0%
PNC Financial Services Group, Inc.	167,345	10,541,061
Royal Bank of Canada	92,000	5,692,708
U.S. Bancorp	310,300	8,201,229
Wells Fargo & Co.	509,060	16,137,202

		40,572,200

Communications Equipment 2.7%
Cisco Systems, Inc.	729,440	12,509,896
QUALCOMM, Inc.	173,100	9,491,073

		22,000,969

Computers & Peripherals 0.7%
EMC Corp.*	223,000	5,920,650

Construction & Engineering 0.3%
Fluor Corp.	31,665	2,332,444

Diversified Financial Services 3.5%
IntercontinentalExchange, Inc. *	41,200	5,089,848
JPMorgan Chase & Co.	508,500	23,441,850

		28,531,698

Diversified Telecommunication Services 0.5%
TELUS Corp.	81,817	4,183,258

Electrical Equipment 1.1%
Emerson Electric Co.	157,700	9,214,411

Energy Equipment & Services 1.8%
Schlumberger Ltd.	85,100	7,936,426
Tidewater, Inc.	102,700	6,146,595

		14,083,021

Food & Staples Retailing 3.0%
CVS Caremark Corp.	293,720	10,080,470
Sysco Corp.	279,720	7,748,244
Wal-Mart Stores, Inc.	127,030	6,611,912

		24,440,626

Food Products 4.2%
ConAgra Foods, Inc.	365,115	8,671,481
General Mills, Inc.	226,760	8,288,078
Kellogg Co.	125,100	6,752,898
Kraft Foods, Inc., Class A	309,000	9,690,240

		33,402,697

Health Care Equipment & Supplies 4.5%
Baxter International, Inc.	301,015	16,185,576
Medtronic, Inc.	314,485	12,374,985
St. Jude Medical, Inc.	150,568	7,718,116

		36,278,677

Health Care Providers & Services 3.5%
Aetna, Inc.	156,061	5,841,364
Quest Diagnostics, Inc.	220,960	12,753,811
UnitedHealth Group, Inc.	219,960	9,942,192

		28,537,367

Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	110,880	8,436,859
Starwood Hotels & Resorts Worldwide, Inc.	48,000	2,789,760

		11,226,619

Household Products 2.7%
Kimberly-Clark Corp.	82,050	5,355,404
Procter & Gamble Co. (The)	268,800	16,558,080

		21,913,484

Industrial Conglomerates 2.0%
3M Co.	171,610	16,045,535

Information Technology Services 4.1%
Alliance Data Systems Corp.*(a)	115,665	9,934,467
Cognizant Technology Solutions Corp., Class A*	103,540	8,428,156
International Business Machines Corp.	51,250	8,357,337
Visa, Inc., Class A	84,500	6,220,890

		32,940,850

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Insurance 5.9%
Aflac, Inc.	96,700	$5,103,826
Assurant, Inc.	105,605	4,066,848
Chubb Corp.	69,590	4,266,563
Marsh & McLennan Cos., Inc.	189,130	5,637,965
MetLife, Inc.	194,290	8,690,592
Prudential Financial, Inc.	135,095	8,319,150
Travelers Cos., Inc. (The)	187,245	11,137,333

		47,222,277

Internet Software & Services 0.7%
Yahoo!, Inc. *	343,000	5,710,950

Leisure Equipment & Products 0.1%
Mattel, Inc.	45,320	1,129,828

Machinery 4.4%
Deere & Co.	64,329	6,232,837
Dover Corp.	125,360	8,241,166
Illinois Tool Works, Inc.	152,355	8,184,511
PACCAR, Inc.	75,300	3,941,955
Parker Hannifin Corp.	94,620	8,958,622

		35,559,091

Media 0.6%
Comcast Corp., Class A	184,700	4,565,784

Oil, Gas & Consumable Fuels 14.2%
Anadarko Petroleum Corp.	193,690	15,867,085
Apache Corp.	172,630	22,600,720
Devon Energy Corp.	163,915	15,042,479
EOG Resources, Inc.	173,165	20,521,784
Exxon Mobil Corp.	191,255	16,090,283
Hess Corp.	91,870	7,828,243
Occidental Petroleum Corp.	156,605	16,363,656

		114,314,250

Pharmaceuticals 6.4%
Abbott Laboratories	257,025	12,607,076
Johnson & Johnson	262,095	15,529,129
Merck & Co., Inc.	340,515	11,240,400
Pfizer, Inc.	609,225	12,373,360

		51,749,965

Road & Rail 1.3%
Canadian National Railway Co.	141,500	10,650,705

Semiconductors & Semiconductor Equipment 1.2%
Linear Technology Corp.	119,980	4,034,927
Marvell Technology Group Ltd.*	376,300	5,851,465

		9,886,392

Software 3.7%
Microsoft Corp.	370,525	9,396,514
Oracle Corp.	347,500	11,596,075
Solera Holdings, Inc.	170,200	8,697,220

		29,689,809

Specialty Retail 2.1%
Staples, Inc.	415,540	8,069,787
TJX Cos., Inc.	98,000	4,873,540
Urban Outfitters, Inc.*	124,663	3,718,697

		16,662,024

Tobacco 1.1%
Philip Morris International, Inc.	133,670	8,772,762

Total Common Stocks (cost $663,747,887)		792,914,368

Mutual Fund 0.9%

	Shares	Market Value

Money Market Fund 0.9%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(b)	7,191,834	7,191,834

Total Mutual Fund (cost $7,191,834)		7,191,834

Repurchase Agreement 0.8%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.14%, dated 03/31/2011, due 04/01/2011, repurchase price $6,507,625, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 6.00%, maturing 07/20/2018 - 03/20/2041; total market value $6,637,752.(c)	$6,507,600	6,507,600

Total Repurchase Agreement (cost $6,507,600)		6,507,600

Total Investments (cost $677,447,321) (d) — 100.1%		806,613,802
Liabilities in excess of other assets — (0.1)%		(1,082,847)

NET ASSETS — 100.0%		$805,530,955

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $6,424,572.
(b)	Represents 7-day effective yield as of March 31, 2011.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Nationwide Fund

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2011, was $6,507,600.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $689,754,260, tax unrealized appreciation and depreciation were $126,793,657 and $(9,934,115), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$792,914,368	$—	$—	$792,914,368
Mutual Fund	7,191,834	—	—	7,191,834
Repurchase Agreement	—	6,507,600	—	6,507,600

Total	$800,106,202	$6,507,600	$—	$806,613,802

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Real Estate Fund

Common Stocks 97.5%

	Shares	Market Value
Health Care Providers & Services 1.5%
Assisted Living Concepts, Inc., Class A*	98,608	$3,859,517
Capital Senior Living Corp.*	69,281	735,764

		4,595,281

Hotels, Restaurants & Leisure 3.6%
Starwood Hotels & Resorts Worldwide, Inc.	191,340	11,120,681

Real Estate Investment Trusts (REITs) 88.5%
Acadia Realty Trust	116,789	2,209,648
AMB Property Corp.	185,364	6,667,543
American Campus Communities, Inc.	18,160	599,280
Apartment Investment & Management Co., Class A	29,840	760,025
Ashford Hospitality Trust, Inc.	57,170	630,013
AvalonBay Communities, Inc.	94,884	11,393,671
BioMed Realty Trust, Inc.	60,820	1,156,796
Boston Properties, Inc.	153,486	14,558,147
BRCP REIT I, LLC*(a)(b)	1,255,145	338,889
BRCP REIT II, LLC*(a)(b)	3,000,644	1,500,322
BRE Properties, Inc.	110	5,190
Cabot Industrial Value Fund LP*(a)(b)	5,040	1,764,000
Camden Property Trust	125,749	7,145,058
CommonWealth REIT	31,134	808,550
Coresite Realty Corp.	70,780	1,121,155
Cousins Properties, Inc.	425,251	3,550,846
CreXus Investment Corp.	51,320	586,074
DCT Industrial Trust, Inc.	320,651	1,779,613
Digital Realty Trust, Inc.	65,006	3,779,449
Douglas Emmett, Inc.	75,150	1,409,062
Equity Lifestyle Properties, Inc.	95,016	5,477,672
Equity One, Inc.	5,831	109,448
Equity Residential	528,412	29,807,721
Federal Realty Investment Trust	49,316	4,022,213
General Growth Properties, Inc.*	729,604	11,294,270
HCP, Inc.	367,634	13,948,034
Healthcare Realty Trust, Inc.	228,628	5,189,856
Host Hotels & Resorts, Inc.	1,230,708	21,672,768
Hudson Pacific Properties, Inc.	79,050	1,162,035
Keystone Industrial Fund LP*(a)(b)	2,700,000	2,133,000
Kite Realty Group Trust	54,636	290,117
Lexington Realty Trust	19,900	186,065
Liberty Property Trust	20,987	690,472
LTC Properties, Inc.	17,436	494,136
Macerich Co. (The)	24,069	1,192,138
Mack-Cali Realty Corp.	181,370	6,148,443
Nationwide Health Properties, Inc.	43,245	1,839,210
Parkway Properties, Inc.	3,970	67,490
Plum Creek Timber Co., Inc.	22,381	976,035
Post Properties, Inc.	37,276	1,463,083
PS Business Parks, Inc.	33,807	1,958,778
Public Storage	116,903	12,965,712
Regency Centers Corp.	331,852	14,428,925
Retail Opportunity Investments Corp.	205,791	2,251,354
Senior Housing Properties Trust	236,414	5,446,979
Simon Property Group, Inc.	358,574	38,424,790
Sovran Self Storage, Inc.	35,443	1,401,771
Starwood Property Trust, Inc.	136,829	3,051,287
Taubman Centers, Inc.	5,313	284,670
Ventas, Inc.	44,956	2,441,111
Vornado Realty Trust	191,304	16,739,100
Winthrop Realty Trust	72,810	891,922

		270,213,936

Real Estate Management & Development 3.9%
Brookfield Properties Corp.	256,272	4,541,140
Forest City Enterprises, Inc., Class A*	395,975	7,456,209

		11,997,349

Total Common Stocks (cost $210,706,178)		297,927,247

Mutual Fund 1.7%

	Shares	Market Value
Money Market Fund 1.7%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(c)	5,099,801	5,099,801

Total Mutual Fund (cost $5,099,801)		5,099,801

Total Investments (cost $215,805,979) (d) — 99.2%		303,027,048
Other assets in excess of liabilities — 0.8%		2,341,579

NET ASSETS — 100.0%		$305,368,627

*	Denotes a non-income producing security.

(a)	Fair Valued Security.
(b)	Security considered illiquid and restricted. The total value of such securities as of March 31, 2011 was $5,736,211 and represented 1.88% of Net Assets.
(c)	Represents 7-day effective yield as of March 31, 2011.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $216,933,340, tax unrealized appreciation and depreciation were $87,892,549 and $(1,798,841), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Real Estate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Health Care Providers & Services	$4,595,281	$—	$—	$4,595,281
Hotels, Restaurants & Leisure	11,120,681	—	—	11,120,681
Real Estate Investment Trusts (REITs)	264,477,725	—	5,736,211	270,213,936
Real Estate Management & Development	11,997,349	—	—	11,997,349

Total Common Stocks	$292,191,036	$—	$5,736,211	$297,927,247

Mutual Fund	5,099,801	—	—	5,099,801

Total	$297,290,837	$—	$5,736,211	$303,027,048

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$5,730,083	$5,730,083
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(90,804)	(90,804)
Purchases	96,932	96,932
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/11	$5,736,211	$5,736,211

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$(90,804)	$(90,804)

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 98.9%

	Shares	Market Value
Aerospace & Defense 2.8%
Boeing Co. (The)	155,139	$11,469,426
General Dynamics Corp.	78,631	6,019,989
Goodrich Corp.	26,478	2,264,663
Honeywell International, Inc.	165,219	9,865,226
Huntington Ingalls Industries, Inc.*	1	42
ITT Corp.	38,724	2,325,376
L-3 Communications Holdings, Inc.	23,863	1,868,712
Lockheed Martin Corp.	60,439	4,859,296
Northrop Grumman Corp.	61,392	3,849,892
Precision Castparts Corp.	30,231	4,449,399
Raytheon Co.	75,684	3,850,045
Rockwell Collins, Inc.	32,622	2,114,884
Textron, Inc. (a)	58,204	1,594,208
United Technologies Corp.	193,934	16,416,513

		70,947,671

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	35,002	2,594,698
Expeditors International of Washington, Inc.	44,733	2,242,913
FedEx Corp.	66,382	6,210,036
United Parcel Service, Inc., Class B	207,980	15,457,074

		26,504,721

Airlines 0.1%
Southwest Airlines Co.	157,602	1,990,513

Auto Components 0.3%
Goodyear Tire & Rubber Co. (The)*	51,436	770,511
Johnson Controls, Inc.	142,733	5,933,411

		6,703,922

Automobiles 0.5%
Ford Motor Co.*	797,014	11,883,479
Harley-Davidson, Inc.	49,651	2,109,671

		13,993,150

Beverages 2.4%
Brown-Forman Corp., Class B	21,763	1,486,413
Coca-Cola Co. (The)	483,377	32,072,064
Coca-Cola Enterprises, Inc.	69,558	1,898,933
Constellation Brands, Inc., Class A*	37,220	754,822
Dr. Pepper Snapple Group, Inc.	47,143	1,751,834
Molson Coors Brewing Co., Class B	33,490	1,570,346
PepsiCo, Inc.	334,258	21,529,558

		61,063,970

Biotechnology 1.3%
Amgen, Inc.*	196,469	10,501,268
Biogen Idec, Inc.*	50,773	3,726,230
Celgene Corp.*	98,016	5,638,861
Cephalon, Inc.*	15,978	1,210,813
Genzyme Corp.*	55,043	4,191,524
Gilead Sciences, Inc.*	167,543	7,110,525

		32,379,221

Building Products 0.0%†
Masco Corp.(a)	75,540	1,051,517

Capital Markets 2.4%
Ameriprise Financial, Inc.	51,955	3,173,411
Bank of New York Mellon Corp. (The)	261,668	7,816,023
Charles Schwab Corp. (The)	210,486	3,795,062
E*Trade Financial Corp.*	46,698	729,890
Federated Investors, Inc., Class B(a)	19,775	528,981
Franklin Resources, Inc.	30,558	3,822,195
Goldman Sachs Group, Inc. (The)	109,667	17,378,929
Invesco Ltd.	97,044	2,480,445
Janus Capital Group, Inc.	39,314	490,246
Legg Mason, Inc.	32,210	1,162,459
Morgan Stanley	325,674	8,897,414
Northern Trust Corp.	51,031	2,589,823
State Street Corp.	105,829	4,755,955
T. Rowe Price Group, Inc.	54,585	3,625,536

		61,246,369

Chemicals 2.1%
Air Products & Chemicals, Inc.	45,294	4,084,613
Airgas, Inc.	15,854	1,053,023
CF Industries Holdings, Inc.	15,031	2,056,091
Dow Chemical Co. (The)	246,089	9,289,860
E.I. du Pont de Nemours & Co.	194,191	10,674,679
Eastman Chemical Co.	14,832	1,473,114
Ecolab, Inc.	49,044	2,502,225
FMC Corp.	15,041	1,277,432
International Flavors & Fragrances, Inc.	16,931	1,054,801
Monsanto Co.	113,089	8,171,811
PPG Industries, Inc.	33,845	3,222,383
Praxair, Inc.	63,914	6,493,662
Sherwin-Williams Co. (The)	18,783	1,577,584
Sigma-Aldrich Corp.	25,710	1,636,184

		54,567,462

Commercial Banks 2.9%
BB&T Corp.	146,384	4,018,241
Comerica, Inc.	37,275	1,368,738
Fifth Third Bancorp	193,443	2,684,989
First Horizon National Corp.(a)	55,601	623,287
Huntington Bancshares, Inc.	182,079	1,209,005
KeyCorp	185,639	1,648,474
M&T Bank Corp.	25,345	2,242,272
Marshall & Ilsley Corp.	111,851	893,689
PNC Financial Services Group, Inc.	110,711	6,973,686
Regions Financial Corp.	265,153	1,925,011
SunTrust Banks, Inc.	105,487	3,042,245
U.S. Bancorp	404,956	10,702,987
Wells Fargo & Co.	1,109,895	35,183,672
Zions Bancorporation	38,615	890,462

		73,406,758

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	22,410	$940,324
Cintas Corp.	26,784	810,752
Iron Mountain, Inc.	42,222	1,318,593
Pitney Bowes, Inc.(a)	42,987	1,104,336
Republic Services, Inc.	64,775	1,945,841
RR Donnelley & Sons Co.	43,664	826,123
Stericycle, Inc.*	18,006	1,596,592
Waste Management, Inc.	100,210	3,741,841

		12,284,402

Communications Equipment 2.1%
Cisco Systems, Inc.	1,164,688	19,974,399
F5 Networks, Inc.*	17,024	1,746,152
Harris Corp.	26,981	1,338,258
JDS Uniphase Corp.*	47,303	985,794
Juniper Networks, Inc.*	112,727	4,743,552
Motorola Mobility Holdings, Inc.*	62,044	1,513,874
Motorola Solutions, Inc.*	70,968	3,171,560
QUALCOMM, Inc.	346,322	18,988,835
Tellabs, Inc.	76,552	401,132

		52,863,556

Computers & Peripherals 4.3%
Apple, Inc.*	194,095	67,632,403
Dell, Inc.*	353,890	5,134,944
EMC Corp.*	435,852	11,571,871
Hewlett-Packard Co.	458,123	18,769,299
Lexmark International, Inc., Class A*	16,723	619,420
NetApp, Inc.*	77,529	3,735,347
SanDisk Corp.*	49,897	2,299,753
Western Digital Corp.*	48,845	1,821,430

		111,584,467

Construction & Engineering 0.2%
Fluor Corp.	37,315	2,748,623
Jacobs Engineering Group, Inc.*	26,653	1,370,764
Quanta Services, Inc.*	45,483	1,020,183

		5,139,570

Construction Materials 0.0%†
Vulcan Materials Co.(a)	27,220	1,241,232

Consumer Finance 0.8%
American Express Co.	220,417	9,962,848
Capital One Financial Corp.	96,377	5,007,749
Discover Financial Services	114,930	2,772,112
SLM Corp.*	111,096	1,699,769

		19,442,478

Containers & Packaging 0.2%
Ball Corp.	35,646	1,277,909
Bemis Co., Inc.	22,815	748,560
Owens-Illinois, Inc.*	34,535	1,042,612
Sealed Air Corp.	33,709	898,682

		3,967,763

Distributors 0.1%
Genuine Parts Co.	33,240	1,782,994

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	25,935	1,081,749
DeVry, Inc.	13,146	723,950
H&R Block, Inc.(a)	64,016	1,071,628

		2,877,327

Diversified Financial Services 4.1%
Bank of America Corp.	2,132,273	28,423,199
Citigroup, Inc.*	6,121,675	27,057,803
CME Group, Inc.	14,123	4,258,791
IntercontinentalExchange, Inc.*	15,471	1,911,287
JPMorgan Chase & Co.	839,256	38,689,702
Leucadia National Corp.	41,733	1,566,657
Moody’s Corp.	41,821	1,418,150
NASDAQ OMX Group, Inc. (The)*	31,603	816,622
NYSE Euronext	55,065	1,936,636

		106,078,847

Diversified Telecommunication Services 2.7%
AT&T, Inc.	1,245,439	38,110,433
CenturyLink, Inc.	64,416	2,676,485
Frontier Communications Corp.	209,525	1,722,295
Qwest Communications International, Inc.	367,337	2,508,912
Verizon Communications, Inc.	595,842	22,963,751
Windstream Corp.(a)	106,345	1,368,660

		69,350,536

Electric Utilities 1.7%
American Electric Power Co., Inc.	101,333	3,560,842
Duke Energy Corp.	280,091	5,083,652
Edison International	68,677	2,512,891
Entergy Corp.	37,790	2,539,866
Exelon Corp.	139,471	5,751,784
FirstEnergy Corp.	88,142	3,269,187
NextEra Energy, Inc.	88,709	4,889,640
Northeast Utilities	37,224	1,287,950
Pepco Holdings, Inc.	47,491	885,707
Pinnacle West Capital Corp.	22,949	981,988
PPL Corp.	102,103	2,583,206
Progress Energy, Inc.	61,872	2,854,774
Southern Co.	178,185	6,790,630

		42,992,117

Electrical Equipment 0.5%
Emerson Electric Co.	158,896	9,284,293
Rockwell Automation, Inc.	30,004	2,839,879
Roper Industries, Inc.	20,101	1,737,932

		13,862,104

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	37,089	2,017,271
Corning, Inc.	329,918	6,806,209
FLIR Systems, Inc.	33,646	1,164,488
Jabil Circuit, Inc.	41,510	848,049
Molex, Inc.(a)	29,210	733,755

		11,569,772

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services 2.5%
Baker Hughes, Inc.	91,507	$6,719,359
Cameron International Corp.*	51,587	2,945,618
Diamond Offshore Drilling, Inc.	14,663	1,139,315
FMC Technologies, Inc.*	25,325	2,392,706
Halliburton Co.	192,451	9,591,758
Helmerich & Payne, Inc.	22,423	1,540,236
Nabors Industries Ltd.*	60,331	1,832,856
National Oilwell Varco, Inc.	88,726	7,033,310
Noble Corp.	53,093	2,422,102
Rowan Cos., Inc.*	26,646	1,177,220
Schlumberger Ltd.	286,743	26,741,652

		63,536,132

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	91,984	6,744,267
CVS Caremark Corp.	288,280	9,893,770
Kroger Co. (The)	134,034	3,212,795
Safeway, Inc.	77,390	1,821,760
SUPERVALU, Inc.(a)	44,211	394,804
Sysco Corp.	122,809	3,401,809
Walgreen Co.	194,362	7,801,691
Wal-Mart Stores, Inc.	412,759	21,484,106
Whole Foods Market, Inc.	31,103	2,049,688

		56,804,690

Food Products 1.7%
Archer-Daniels-Midland Co.	134,301	4,836,179
Campbell Soup Co.	38,455	1,273,245
ConAgra Foods, Inc.	91,908	2,182,815
Dean Foods Co.*	38,236	382,360
General Mills, Inc.	133,986	4,897,188
H.J. Heinz Co.	67,827	3,311,314
Hershey Co. (The)	32,588	1,771,158
Hormel Foods Corp.	29,295	815,573
JM Smucker Co. (The)	25,101	1,791,961
Kellogg Co.	53,097	2,866,176
Kraft Foods, Inc., Class A	368,498	11,556,097
McCormick & Co., Inc., Non-Voting Shares	28,040	1,341,153
Mead Johnson Nutrition Co.	43,125	2,498,231
Sara Lee Corp.	131,134	2,317,138
Tyson Foods, Inc., Class A	62,899	1,207,032

		43,047,620

Gas Utilities 0.1%
Nicor, Inc.	9,502	510,257
Oneok, Inc.	22,567	1,509,281

		2,019,538

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	122,096	6,565,102
Becton, Dickinson and Co.	46,583	3,708,939
Boston Scientific Corp.*	321,117	2,308,831
C.R. Bard, Inc.	17,916	1,779,238
CareFusion Corp.*	47,045	1,326,669
Covidien PLC	104,201	5,412,200
DENTSPLY International, Inc.	30,065	1,112,104
Edwards Lifesciences Corp.*	24,179	2,103,573
Intuitive Surgical, Inc.*	8,214	2,739,041
Medtronic, Inc.	225,326	8,866,578
St. Jude Medical, Inc.	68,579	3,515,360
Stryker Corp.	70,843	4,307,254
Varian Medical Systems, Inc.*	25,311	1,712,036
Zimmer Holdings, Inc.*	40,476	2,450,012

		47,906,937

Health Care Providers & Services 2.0%
Aetna, Inc.	81,005	3,032,017
AmerisourceBergen Corp.	57,781	2,285,816
Cardinal Health, Inc.	73,716	3,031,939
CIGNA Corp.	57,174	2,531,665
Coventry Health Care, Inc.*	31,597	1,007,628
DaVita, Inc.*	20,178	1,725,421
Express Scripts, Inc.*	111,321	6,190,561
Humana, Inc.*	35,529	2,484,898
Laboratory Corp of America Holdings*	21,113	1,945,141
McKesson Corp.	53,584	4,235,815
Medco Health Solutions, Inc.*	85,209	4,785,338
Patterson Cos., Inc.	20,107	647,244
Quest Diagnostics, Inc.	32,844	1,895,756
Tenet Healthcare Corp.*	101,436	755,698
UnitedHealth Group, Inc.	230,445	10,416,114
WellPoint, Inc.	79,111	5,521,157

		52,492,208

Health Care Technology 0.1%
Cerner Corp.*	15,120	1,681,344

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	90,954	3,488,995
Darden Restaurants, Inc.	29,121	1,430,715
International Game Technology	63,033	1,023,026
Marriott International, Inc., Class A	61,272	2,180,058
McDonald’s Corp.	219,815	16,725,723
Starbucks Corp.	157,201	5,808,577
Starwood Hotels & Resorts Worldwide, Inc.	40,508	2,354,325
Wyndham Worldwide Corp.	36,318	1,155,275
Wynn Resorts Ltd.	16,027	2,039,436
Yum! Brands, Inc.	98,505	5,061,187

		41,267,317

Household Durables 0.4%
D.R. Horton, Inc.	59,521	693,420
Fortune Brands, Inc.	32,344	2,001,770
Harman International Industries, Inc.	14,864	695,932
Leggett & Platt, Inc.	31,051	760,750
Lennar Corp., Class A	33,921	614,649
Newell Rubbermaid, Inc.	61,291	1,172,497
Pulte Group, Inc.*	69,906	517,304
Stanley Black & Decker, Inc.	35,244	2,699,690
Whirlpool Corp.	16,038	1,369,004

		10,525,016

Household Products 2.0%
Clorox Co.	28,993	2,031,539
Colgate-Palmolive Co.	104,064	8,404,209
Kimberly-Clark Corp.	85,213	5,561,852
Procter & Gamble Co. (The)	590,078	36,348,805

		52,346,405

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	139,596	$1,814,748
Constellation Energy Group, Inc.	42,147	1,312,036
NRG Energy, Inc.*	52,213	1,124,668

		4,251,452

Industrial Conglomerates 2.5%
3M Co.	149,975	14,022,663
General Electric Co.	2,237,120	44,854,256
Tyco International Ltd.	99,808	4,468,404

		63,345,323

Information Technology Services 3.1%
Automatic Data Processing, Inc.	104,610	5,367,539
Cognizant Technology Solutions Corp., Class A*	64,108	5,218,391
Computer Sciences Corp.	32,702	1,593,569
Fidelity National Information Services, Inc.	56,134	1,835,020
Fiserv, Inc.*	30,874	1,936,417
International Business Machines Corp.	256,926	41,896,923
MasterCard, Inc., Class A	20,366	5,126,530
Paychex, Inc.	67,857	2,127,996
SAIC, Inc.*	61,961	1,048,380
Teradata Corp.*	35,462	1,797,923
Total System Services, Inc.	34,622	623,888
Visa, Inc., Class A	102,118	7,517,927
Western Union Co. (The)	136,162	2,828,085

		78,918,588

Insurance 3.8%
ACE Ltd.	70,738	4,576,749
Aflac, Inc.	99,087	5,229,812
Allstate Corp. (The)	111,664	3,548,682
American International Group, Inc.*(a)	30,298	1,064,672
Aon Corp.	70,199	3,717,739
Assurant, Inc.	21,054	810,789
Berkshire Hathaway, Inc., Class B*	364,682	30,498,356
Chubb Corp.	62,195	3,813,175
Cincinnati Financial Corp.	34,380	1,127,664
Genworth Financial, Inc., Class A*	103,311	1,390,566
Hartford Financial Services Group, Inc.	93,746	2,524,580
Lincoln National Corp.	66,576	1,999,943
Loews Corp.	66,271	2,855,617
Marsh & McLennan Cos., Inc.	114,670	3,418,313
MetLife, Inc.	222,325	9,944,597
Principal Financial Group, Inc.	67,629	2,171,567
Progressive Corp. (The)	139,116	2,939,521
Prudential Financial, Inc.	102,410	6,306,408
Torchmark Corp.	16,370	1,088,278
Travelers Cos., Inc. (The)	90,835	5,402,866
Unum Group	65,242	1,712,602
XL Group PLC	65,522	1,611,841

		97,754,337

Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	75,071	13,522,539
Expedia, Inc.	41,982	951,312
Netflix, Inc.*	9,255	2,196,489
priceline.com, Inc.*	10,358	5,245,706

		21,916,046

Internet Software & Services 1.8%
Akamai Technologies, Inc.*	39,464	1,499,632
eBay, Inc.*	240,754	7,473,004
Google, Inc., Class A*	52,837	30,973,578
Monster Worldwide, Inc.*	27,031	429,793
VeriSign, Inc.	36,579	1,324,526
Yahoo!, Inc.*	275,942	4,594,434

		46,294,967

Leisure Equipment & Products 0.1%
Hasbro, Inc.	28,899	1,353,629
Mattel, Inc.	73,459	1,831,333

		3,184,962

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.*	72,739	3,257,253
Life Technologies Corp.*	37,922	1,987,871
PerkinElmer, Inc.	23,886	627,485
Thermo Fisher Scientific, Inc.*	82,238	4,568,321
Waters Corp.*	19,256	1,673,346

		12,114,276

Machinery 2.4%
Caterpillar, Inc.	134,597	14,987,376
Cummins, Inc.	41,695	4,570,606
Danaher Corp.	113,902	5,911,514
Deere & Co.	88,718	8,595,887
Dover Corp.	39,321	2,584,962
Eaton Corp.	71,739	3,977,210
Flowserve Corp.	11,752	1,513,658
Illinois Tool Works, Inc.	105,029	5,642,158
Ingersoll-Rand PLC	69,462	3,355,709
Joy Global, Inc.	22,091	2,182,812
PACCAR, Inc.	76,993	4,030,583
Pall Corp.	24,351	1,402,861
Parker Hannifin Corp.	34,120	3,230,482
Snap-on, Inc.	12,336	740,900

		62,726,718

Media 3.3%
Cablevision Systems Corp., Class A	48,996	1,695,751
CBS Corp. Non-Voting, Class B	141,914	3,553,526
Comcast Corp., Class A	584,993	14,461,027
DIRECTV Group, Inc. (The), Class A*	167,175	7,823,790
Discovery Communications, Inc., Class A*	59,454	2,372,215
Gannett Co., Inc.	50,864	774,659
Interpublic Group of Cos., Inc. (The)	103,170	1,296,847
McGraw-Hill Cos., Inc. (The)	64,644	2,546,974
News Corp., Class A	481,205	8,449,960
Omnicom Group Inc.	59,839	2,935,701
Scripps Networks Interactive, Inc., Class A	19,111	957,270

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Time Warner Cable, Inc.	72,343	$5,160,950
Time Warner, Inc.	230,316	8,222,281
Viacom, Inc., Class B	125,858	5,854,914
Walt Disney Co. (The)	400,119	17,241,128
Washington Post Co. (The), Class B(a)	1,104	483,066

		83,830,059

Metals & Mining 1.2%
AK Steel Holding Corp.	23,140	365,149
Alcoa, Inc.	223,963	3,952,947
Allegheny Technologies, Inc.	20,816	1,409,660
Cliffs Natural Resources, Inc.	28,554	2,806,287
Freeport-McMoRan Copper & Gold, Inc.	199,429	11,078,281
Newmont Mining Corp.	103,945	5,673,318
Nucor Corp.	66,581	3,064,058
Titanium Metals Corp.*	18,928	351,682
United States Steel Corp.	30,310	1,634,921

		30,336,303

Multiline Retail 0.7%
Big Lots, Inc.*	16,040	696,617
Family Dollar Stores, Inc.	26,652	1,367,781
J.C. Penney Co., Inc.	49,903	1,792,017
Kohl’s Corp.	61,599	3,267,211
Macy’s, Inc.	89,235	2,164,841
Nordstrom, Inc.	35,395	1,588,527
Sears Holdings Corp.*(a)	9,188	759,388
Target Corp.	149,201	7,461,542

		19,097,924

Multi-Utilities 1.2%
Ameren Corp.	50,725	1,423,851
CenterPoint Energy, Inc.	89,590	1,573,201
CMS Energy Corp.	53,189	1,044,632
Consolidated Edison, Inc.	61,537	3,121,157
Dominion Resources, Inc.	122,400	5,471,280
DTE Energy Co.	35,725	1,749,096
Integrys Energy Group, Inc.	16,461	831,445
NiSource, Inc.	58,911	1,129,913
PG&E Corp.	83,512	3,689,560
Public Service Enterprise Group, Inc.	106,653	3,360,636
SCANA Corp.	24,025	945,864
Sempra Energy	50,694	2,712,129
TECO Energy, Inc.	45,374	851,216
Wisconsin Energy Corp.	49,290	1,503,345
Xcel Energy, Inc.	101,745	2,430,688

		31,838,013

Office Electronics 0.1%
Xerox Corp.	294,955	3,141,271

Oil, Gas & Consumable Fuels 10.6%
Anadarko Petroleum Corp.	104,566	8,566,047
Apache Corp.	80,648	10,558,436
Cabot Oil & Gas Corp.	21,996	1,165,128
Chesapeake Energy Corp.	138,585	4,645,369
Chevron Corp.	422,933	45,435,692
ConocoPhillips	301,191	24,053,113
CONSOL Energy, Inc.	47,686	2,557,400
Denbury Resources, Inc.*	84,542	2,062,825
Devon Energy Corp.	89,973	8,256,822
El Paso Corp.	148,549	2,673,882
EOG Resources, Inc.	56,457	6,690,719
EQT Corp.	31,455	1,569,605
Exxon Mobil Corp.	1,044,654	87,886,741
Hess Corp.	63,332	5,396,520
Marathon Oil Corp.	149,665	7,978,641
Massey Energy Co.	21,816	1,491,342
Murphy Oil Corp.	40,648	2,984,376
Newfield Exploration Co.*	28,320	2,152,603
Noble Energy, Inc.	37,040	3,579,916
Occidental Petroleum Corp.	171,261	17,895,062
Peabody Energy Corp.	57,019	4,103,087
Pioneer Natural Resources Co.	24,547	2,501,830
QEP Resources, Inc.	37,177	1,507,156
Range Resources Corp.	33,836	1,978,053
Southwestern Energy Co.*	73,295	3,149,486
Spectra Energy Corp.	136,697	3,715,424
Sunoco, Inc.	25,442	1,159,901
Tesoro Corp.*	30,313	813,298
Valero Energy Corp.	119,915	3,575,865
Williams Cos., Inc. (The)	123,543	3,852,071

		273,956,410

Paper & Forest Products 0.1%
International Paper Co.	92,692	2,797,445
MeadWestvaco Corp.	35,518	1,077,261

		3,874,706

Personal Products 0.2%
Avon Products, Inc.	90,592	2,449,608
Estee Lauder Cos., Inc. (The), Class A	24,139	2,326,034

		4,775,642

Pharmaceuticals 5.2%
Abbott Laboratories (b)	326,065	15,993,488
Allergan, Inc.	64,417	4,574,895
Bristol-Myers Squibb Co.	358,710	9,480,705
Eli Lilly & Co.	214,663	7,549,698
Forest Laboratories, Inc.*	60,315	1,948,174
Hospira, Inc.*	35,133	1,939,342
Johnson & Johnson	576,265	34,143,701
Merck & Co., Inc.	649,570	21,442,306
Mylan, Inc.*	92,137	2,088,746

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Pfizer, Inc.	1,684,460	$34,211,383
Watson Pharmaceuticals, Inc.*	26,533	1,486,113

		134,858,551

Professional Services 0.1%
Dun & Bradstreet Corp.	10,581	849,019
Equifax, Inc.	26,036	1,011,499
Robert Half International, Inc.	30,625	937,125

		2,797,643

Real Estate Investment Trusts (REITs) 1.5%
Apartment Investment & Management Co., Class A	25,099	639,271
AvalonBay Communities, Inc.	18,148	2,179,212
Boston Properties, Inc.	30,061	2,851,286
Equity Residential	61,959	3,495,107
HCP, Inc.	84,517	3,206,575
Health Care REIT, Inc.	37,132	1,947,202
Host Hotels & Resorts, Inc.	143,424	2,525,697
Kimco Realty Corp.	85,699	1,571,720
Plum Creek Timber Co., Inc.(a)	34,128	1,488,322
ProLogis	120,264	1,921,819
Public Storage	29,456	3,266,965
Simon Property Group, Inc.	62,577	6,705,751
Ventas, Inc.	34,349	1,865,151
Vornado Realty Trust	34,452	3,014,550
Weyerhaeuser Co.	113,225	2,785,335

		39,463,963

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A*	61,403	1,639,460

Road & Rail 0.9%
CSX Corp.	78,046	6,134,416
Norfolk Southern Corp.	75,023	5,196,843
Ryder System, Inc.	10,705	541,673
Union Pacific Corp.	103,456	10,172,828

		22,045,760

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.*	121,418	1,044,195
Altera Corp.	67,440	2,968,709
Analog Devices, Inc.	63,155	2,487,044
Applied Materials, Inc.	278,280	4,346,734
Broadcom Corp., Class A	100,223	3,946,782
First Solar, Inc.*(a)	11,409	1,835,024
Intel Corp.	1,156,186	23,320,272
KLA-Tencor Corp.	35,258	1,670,171
Linear Technology Corp.	47,834	1,608,657
LSI Corp.*	130,355	886,414
MEMC Electronic Materials, Inc.*	48,625	630,180
Microchip Technology, Inc.(a)	39,733	1,510,251
Micron Technology, Inc.*	180,816	2,072,151
National Semiconductor Corp.	50,895	729,834
Novellus Systems, Inc.*	19,138	710,594
NVIDIA Corp.*	122,475	2,260,889
Teradyne, Inc.*	39,124	696,798
Texas Instruments, Inc.	246,961	8,534,972
Xilinx, Inc.	55,040	1,805,312

		63,064,983

Software 3.6%
Adobe Systems, Inc.*	106,666	3,537,045
Autodesk, Inc.*	48,257	2,128,616
BMC Software, Inc.*	37,659	1,873,159
CA, Inc.	80,648	1,950,069
Citrix Systems, Inc.*	39,546	2,905,049
Compuware Corp.*(a)	46,831	540,898
Electronic Arts, Inc.*	70,501	1,376,885
Intuit, Inc.*	57,372	3,046,453
Microsoft Corp.	1,557,753	39,504,616
Novell, Inc.*	73,447	435,541
Oracle Corp.	819,646	27,351,587
Red Hat, Inc.*	40,685	1,846,692
Salesforce.com, Inc.*	24,925	3,329,481
Symantec Corp.*	160,286	2,971,702

		92,797,793

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	18,317	1,075,208
AutoNation, Inc.*(a)	13,704	484,710
AutoZone, Inc.*	5,651	1,545,888
Bed Bath & Beyond, Inc.*	53,793	2,596,588
Best Buy Co., Inc.	69,039	1,982,800
CarMax, Inc.*	47,558	1,526,612
GameStop Corp., Class A*(a)	31,660	712,983
Gap, Inc. (The)	91,955	2,083,700
Home Depot, Inc.	345,295	12,796,633
Limited Brands, Inc.	55,765	1,833,553
Lowe’s Cos., Inc.	290,782	7,685,368
O’Reilly Automotive, Inc.*	29,756	1,709,780
RadioShack Corp.	22,285	334,498
Ross Stores, Inc.	25,212	1,793,077
Staples, Inc.	151,640	2,944,849
Tiffany & Co.	26,653	1,637,560
TJX Cos., Inc.	83,413	4,148,129
Urban Outfitters, Inc.*	27,201	811,406

		47,703,342

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	62,338	3,244,069
NIKE, Inc., Class B	80,661	6,106,038
Polo Ralph Lauren Corp.	13,791	1,705,257
VF Corp.	18,251	1,798,271

		12,853,635

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	111,099	1,075,438
People’s United Financial, Inc.	76,217	958,810

		2,034,248

Tobacco 1.6%
Altria Group, Inc.	440,783	11,473,581
Lorillard, Inc.	30,664	2,913,387
Philip Morris International, Inc.	378,633	24,849,684
Reynolds American, Inc.	71,284	2,532,720

		41,769,372

Trading Companies & Distributors 0.1%
Fastenal Co.(a)	31,082	2,015,046
W.W. Grainger, Inc.	12,300	1,693,464

		3,708,510

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Wireless Telecommunication Services 0.3%
American Tower Corp., Class A*	83,793	$4,342,153
MetroPCS Communications, Inc.*	55,685	904,324
Sprint Nextel Corp.*	630,240	2,924,314

		8,170,791

Total Common Stocks (cost $2,521,804,329)		2,544,784,694

Mutual Fund 1.1%

	Shares	Market Value

Money Market Fund 1.1%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(c)	28,332,180	28,332,180

Total Mutual Fund (cost $28,332,180)		28,332,180

Repurchase Agreements 0.5%

	Principal Amount	Market Value
Morgan Stanley, 0.12%, dated 03/31/2011, due 04/01/2011, repurchase price $10,000,033, collateralized by U.S. Government Agency Mortgages Securities ranging from 1.11% - 5.00%, maturing 04/29/2014 - 02/13/2017; total market value of $10,200,010.(d)	$10,000,000	$10,000,000
Goldman Sachs & Co., 0.14%, dated 03/31/2011, due 04/01/2011, repurchase price $3,282,376, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 6.00%, maturing 07/20/2018 -03/20/2041; total market value $3,348,010.(d)	3,282,363	3,282,363

Total Repurchase Agreements (cost $13,282,363)		13,282,363

Total Investments (cost $2,563,418,872) (e) — 100.5%		2,586,399,237
Liabilities in excess of other assets — (0.5)%		(12,407,563)

NET ASSETS — 100.0%		$2,573,991,674

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $12,965,971.
(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of March 31, 2011.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2011, was $13,282,363.
(e)	At March 31, 2011, the tax basis cost of the Fund’s investments was $2,605,146,981, tax unrealized appreciation and depreciation were $344,292,346 and $(363,040,090), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT S&P 500 Index Fund

At March 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation
446	E-Mini S&P 500	06/17/11	$29,458,300	$260,536

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,544,784,694	$—	$—	$2,544,784,694
Futures Contracts	260,536	—	—	260,536
Mutual Fund	28,332,180	—	—	28,332,180
Repurchase Agreements	—	13,282,363	—	13,282,363

Total	$2,573,377,410	$13,282,363	$—	$2,586,659,773

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Credit Card 0.1%
Golden Credit Card Trust,
Series 2008-3, Class A, 1.26%, 07/15/17(a)(b)	$1,000,000	$1,002,060

Student Loan 0.1%
Access Group, Inc.,
Series 2002-1, Class A2, 0.48%, 09/25/25(a)	418,724	417,716

Total Asset-Backed Securities (cost $1,409,686)		1,419,776

Collateralized Mortgage Obligations 18.4%

	Principal Amount	Market Value
Ameritech Capital Funding Corp., 9.10%, 06/01/16	9,936,000	11,608,040
Fannie Mae REMICS
Series 2008-71, Class AB, 5.25%, 10/25/29	13,546,831	14,261,438
Series 2009-42, Class AP, 4.50%, 03/25/39	9,403,112	9,872,924
Series 2010-47, Class MG, 4.50%, 09/25/39	13,312,273	14,024,006
Series 2010-13, Class PA, 4.50%, 03/25/40	11,799,514	12,428,373
Series 2010-135, Class FP, 0.65%, 12/25/40(a)	14,581,035	14,549,168
Freddie Mac REMICS
Series 3640, Class EL, 4.00%, 03/15/20	4,087,175	4,225,672
Series 3728, Class EA, 3.50%, 09/15/20	4,645,369	4,716,683
Series 3563, Class BA, 4.00%, 06/15/22	2,500,493	2,603,290
Series 3609, Class JA, 4.00%, 06/15/23	14,481,729	15,123,125
Series 3614, Class QA, 4.00%, 05/15/24	18,234,084	19,014,995
Series 3726, Class KD, 3.00%, 04/15/25	4,811,612	4,758,776
Series 3616, Class PA, 4.50%, 11/15/39	3,695,727	3,903,434
Government National Mortgage Association
Series 2009-22, Class AG, 4.00%, 10/16/32	3,867,361	4,017,941
Series 2010-29, Class BA, 4.50%, 04/20/36	3,436,128	3,647,851
Series 2010-139, Class KA, 4.50%, 10/20/40	3,839,969	3,807,130
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	5,569,886	5,757,196

Total Collateralized Mortgage Obligations (cost $148,653,195)		148,320,042

Commercial Mortgage Backed Securities 4.4%

	Principal Amount	Market Value
Bear Stearns Commercial Mortgage Securities
Series 2003-PWR2, Class A4, 5.19%, 05/11/39(a)	2,170,000	2,292,644
Series 2004-T16, Class A4, 4.32%, 02/13/46	417,612	420,035
Series 2005-T18, Class A3, 4.77%, 02/13/42(a)	175,000	176,523
Series 2006-T22, Class AAB, 5.52%, 04/12/38(a)	500,000	529,516
Series 2007-T28, Class A2, 5.59%, 09/11/42	900,000	933,066
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3 4.58%, 06/10/48	600,000	615,609
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 5.40%, 08/10/38(a)	1,700,000	1,820,975
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3A, 4.68%, 07/15/42	9,039,924	9,342,192
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43(a)	964,368	1,013,705
Series 2006-LDP7, Class ASB, 5.86%, 04/15/45(a)	2,166,388	2,306,476
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.24%, 06/15/29(a)	480,702	498,476
Series 2004-C6, Class A4, 4.58%, 08/15/29	252,963	254,977
Series 2005-C2, Class A3, 4.91%, 04/15/30	750,000	750,318
Series 2005-C3, Class A3, 4.65%, 07/15/30	3,194,000	3,239,145
Series 2007-C6, Class A2, 5.85%, 07/15/40	743,268	769,946
Morgan Stanley Capital I
Series 2004-IQ8, Class A5, 5.11%, 06/15/40(a)	2,300,000	2,444,742
Series 2004-T13, Class A4, 4.66%, 09/13/45	1,000,000	1,055,398
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	910,000	931,616
Series 2005-T19, Class A3, 4.83%, 06/12/47	708,690	721,917
Series 2005-T19, Class AAB, 4.85%, 06/12/47	145,786	151,702
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	3,270,000	3,410,536
Series 2008-T29, Class A3, 6.28%, 01/11/43(a)	137,000	148,109
Series 2001-TOP5, Class A4, 6.39%, 10/15/35	413,967	421,766
Series 2003-TOP9, Class A2, 4.74%, 11/13/36	1,200,000	1,247,292

Total Commercial Mortgage Backed Securities (cost $35,374,102)		35,496,681

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds 38.6%

	Principal Amount	Market Value
Airlines 0.1%
Continental Airlines 2001-1, Pass Through Trust, Series 01A2, Class A-2, 6.50%, 06/15/11	$1,000,000	$1,010,000

Automobiles 0.6%
Harley-Davidson Financial Services, Inc., 3.88%, 03/15/16(b)	5,000,000	4,976,330

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc., 7.20%, 01/15/14	1,500,000	1,704,100
SABMiller PLC
6.20%, 07/01/11(b)	655,000	663,604
5.70%, 01/15/14(b)	750,000	822,934

		3,190,638

Capital Markets 0.6%
Morgan Stanley, 2.88%, 01/24/14	5,000,000	5,013,465

Chemicals 1.5%
Airgas, Inc., 2.85%, 10/01/13	3,000,000	3,043,104
Cytec Industries, Inc., 6.00%, 10/01/15	8,500,000	9,305,400

		12,348,504

Commercial Banks 7.4%
Citibank NA, 1.75%, 12/28/12	10,000,000	10,176,220
Commonwealth Bank of Australia, 1.04%, 03/17/14(a)(b)	2,000,000	1,997,120
HSBC Bank PLC, 1.10%, 01/17/14(a)(b)	5,000,000	5,001,365
HSBC Bank USA NA, 4.63%, 04/01/14	8,000,000	8,505,512
ING Bank NV
1.36%, 03/15/13(a)(b)	5,000,000	5,010,595
5.13%, 05/01/15(b)	900,000	923,010
JPMorgan Chase Bank NA, 0.64%, 06/13/16(a)	5,000,000	4,854,330
Nordea Bank AB, 2.13%, 01/14/14(b)	7,000,000	6,983,781
Standard Chartered PLC, 3.85%, 04/27/15(b)	7,000,000	7,163,562
Svenska Handelsbanken AB, 2.88%, 09/14/12(b)	2,750,000	2,816,624
Wachovia Corp., 0.64%, 10/28/15(a)	5,000,000	4,865,545
Wells Fargo Capital XIII, 7.70%, 03/26/13(c)	1,000,000	1,030,000

		59,327,664

Consumer Finance 1.9%
American Honda Finance Corp.
2.38%, 03/18/13(b)	2,000,000	2,028,282
1.63%, 09/20/13(b)	3,000,000	2,988,603
6.70%, 10/01/13(b)	1,000,000	1,115,779
2.50%, 09/21/15(b)	2,200,000	2,162,330
Toyota Motor Credit Corp., 3.20%, 06/17/15	7,035,000	7,151,837

		15,446,831

Diversified Financial Services 9.9%
Bank of America Corp.
7.13%, 10/15/11	2,000,000	2,066,914
4.75%, 08/15/13	6,000,000	6,308,100
Bear Stearns Cos LLC (The), 6.95%, 08/10/12	867,000	933,416
Citigroup Funding, Inc.
2.13%, 07/12/12	13,000,000	13,271,076
2.25%, 12/10/12	10,000,000	10,252,250
Citigroup, Inc.
2.13%, 04/30/12	18,000,000	18,340,506
6.50%, 08/19/13	3,000,000	3,280,065
6.00%, 12/13/13	6,000,000	6,523,956
ERAC USA Finance LLC, 2.25%, 01/10/14(b)	7,000,000	6,983,179
General Electric Capital Corp.
3.50%, 08/13/12	2,000,000	2,064,522
2.80%, 01/08/13	4,000,000	4,092,784
JPMorgan Chase & Co.
5.38%, 10/01/12	2,000,000	2,123,968
5.25%, 05/01/15	3,000,000	3,212,760

		79,453,496

Electric Utilities 1.0%
Southern California Edison Co., 5.75%, 03/15/14	1,000,000	1,110,914
Trans-Allegheny Interstate Line Co., 4.00%, 01/15/15(b)	7,000,000	7,202,286

		8,313,200

Energy Equipment & Services 1.0%
Ensco PLC, 3.25%, 03/15/16	8,000,000	7,970,576

Gas Utilities 1.0%
Sempra Energy, 1.07%, 03/15/14(a)	8,000,000	8,039,560

Health Care Equipment & Supplies 0.3%
Covidien International Finance SA, 5.45%, 10/15/12	1,800,000	1,918,154

Health Care Providers & Services 1.0%
Quest Diagnostics, Inc., 1.16%, 03/24/14(a)	8,000,000	8,023,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial Conglomerates 1.1%
Tyco Electronics Group SA, 5.95%, 01/15/14	$5,065,000	$5,565,113
Tyco International Finance SA, 6.00%, 11/15/13	2,750,000	3,044,371

		8,609,484

Insurance 1.7%
MetLife, Inc.
5.00%, 06/15/15	2,000,000	2,153,538
6.75%, 06/01/16	2,000,000	2,311,888
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	800,064
Prudential Financial, Inc.
3.63%, 09/17/12	2,750,000	2,832,200
5.15%, 01/15/13	5,000,000	5,285,695

		13,383,385

Media 0.9%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	547,000	616,479
Cox Communications, Inc., 7.25%, 11/15/15	5,000,000	5,725,340
Time Warner Cable, Inc., 8.25%, 02/14/14	750,000	872,031

		7,213,850

Metals & Mining 1.4%
Anglo American Capital PLC, 9.38%, 04/08/14(b)	5,300,000	6,339,224
ArcelorMittal, 3.75%, 03/01/16	5,030,000	5,020,710

		11,359,934

Multi-Utilities 0.7%
DTE Energy Co., 7.63%, 05/15/14	5,000,000	5,744,250

Oil, Gas & Consumable Fuels 1.2%
Energy Transfer Partners LP
6.00%, 07/01/13	6,000,000	6,518,388
8.50%, 04/15/14	2,000,000	2,337,012
Sunoco Logistics Partners Operations LP, 8.75%, 02/15/14	365,000	413,834

		9,269,234

Road & Rail 1.1%
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	4,366,061	4,682,133
Federal Express Corp. 1993 Pass Through Trust, Series A2, 8.76%, 05/22/15	3,979,584	4,457,135

		9,139,268

Thrifts & Mortgage Finance 2.5%
Federal Agricultural Mortgage Corp., 1.25%, 12/06/13	5,000,000	4,983,705
U.S. Central Federal Credit Union, 1.90%, 10/19/12	15,000,000	15,284,355

		20,268,060

Tobacco 1.1%
Reynolds American, Inc., 7.25%, 06/01/13	8,000,000	8,948,544

Wireless Telecommunication Services 0.2%
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,000,000	1,141,414

Total Corporate Bonds (cost $307,348,868)		310,109,281

Municipal Bond 1.0%

	Principal Amount	Market Value
Illinois 1.0%
State of Illinois, Series 2011, 4.51%, 03/01/15	8,000,000	7,977,360

Total Municipal Bond (cost $8,000,000)		7,977,360

U.S. Government Mortgage Backed Agencies 2.4%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 747271 2.94%, 07/01/34(a)	3,514,886	3,700,087
Pool# 886345 6.26%, 08/01/36(a)	1,936,415	2,092,781
Pool# 893776 5.97%, 09/01/36(a)	2,141,431	2,317,368
Pool# 949691 6.07%, 09/01/37(a)	2,680,805	2,882,448
Pool# AA6943 4.50%, 05/01/39	1,912,686	1,949,199
Freddie Mac Non Gold Pool
Pool# 1Q0648 5.69%, 06/01/37(a)	4,628,704	4,909,890
Pool# 1B3601 3.77%, 10/01/37(a)	996,951	1,051,918

Total U.S. Government Mortgage Backed Agencies (cost $18,492,090)		18,903,691

U.S. Government Sponsored & Agency Obligations 18.2%

	Principal Amount	Market Value
Fannie Mae 0.88%, 04/15/13	10,000,000	9,977,560
Farmer Mac Guaranteed Notes Trust 2006-2 5.50%, 07/15/11(b)	10,000,000	10,152,360
Federal Home Loan Bank
1.75%, 03/08/13	15,000,000	15,234,600
2.38%, 03/14/14	5,000,000	5,129,905
3.13%, 12/13/13	5,000,000	5,228,630

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Short Term Bond Fund

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp.
0.75%, 12/28/12	$13,000,000	$13,003,640
1.13%, 10/25/13	10,000,000	9,955,980
2.18%, 02/19/14	15,000,000	15,336,255
Freddie Mac 5.00%, 01/30/14	4,400,000	4,844,664
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	5,433,349	6,011,212
Pooled Funding Trust I 2.74%, 02/15/12(b)	31,000,000	31,592,379
Pooled Funding Trust II 2.63%, 03/30/12(b)	20,000,000	20,215,540

Total U.S. Government Sponsored & Agency Obligations (cost $146,197,974)		146,682,725

U.S. Treasury Notes 11.8%

	Principal Amount	Market Value
U.S. Treasury Notes
0.38%, 09/30/12	35,000,000	34,912,500
0.88%, 05/31/11	25,000,000	25,031,250
1.13%, 06/30/11	15,000,000	15,036,915
1.38%, 09/15/12	5,000,000	5,061,135
1.75%, 11/15/11	15,000,000	15,142,965

Total U.S. Treasury Notes (cost $94,975,547)		95,184,765

Yankee Dollars 3.4%

	Principal Amount	Market Value
Energy Equipment & Services 0.9%
Noble Holding International Ltd., 3.45%, 08/01/15	4,000,000	4,083,588
Weatherford International Ltd.
4.95%, 10/15/13	1,000,000	1,059,854
5.50%, 02/15/16	2,000,000	2,147,680

		7,291,122

Independent Power Producers & Energy Traders 0.6%
TransAlta Corp., 4.75%, 01/15/15	4,440,000	4,718,472

Metals & Mining 1.4%
Xstrata Canada Corp.
7.35%, 06/05/12	5,476,000	5,837,996
7.25%, 07/15/12	1,000,000	1,069,887
6.00%, 10/15/15	3,650,000	4,015,986

		10,923,869

Pharmaceuticals 0.5%
Teva Pharmaceutical Finance III BV, 0.81%, 03/21/14(a)	4,300,000	4,315,158

Total Yankee Dollars (cost $26,959,255)		27,248,621

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(d)	6,582,303	6,582,303

Total Mutual Fund (cost $6,582,303)		6,582,303

Total Investments (cost $793,993,020) (e) — 99.2%		797,925,245
Other assets in excess of liabilities — 0.8%		6,597,604

NET ASSETS — 100.0%		$804,522,849

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2011 was $128,140,947 which represents 15.93% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2011. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of March 31, 2011.
(e)	At March 31, 2011, the tax basis cost of the Fund’s investments was $793,993,020, tax unrealized appreciation and depreciation were $6,141,220 and $(2,208,995), respectively.

AB	Stock Company
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Short Term Bond Fund

NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Short Term Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$1,419,776	$—	$1,419,776
Collateralized Mortgage Obligations	—	148,320,042	—	148,320,042
Commercial Mortgage Backed Securities	—	35,496,681	—	35,496,681
Corporate Bonds	—	310,109,281	—	310,109,281
Municipal Bond	—	7,977,360	—	7,977,360
Mutual Fund	6,582,303	—	—	6,582,303
U.S. Government Mortgage Backed Agencies	—	18,903,691	—	18,903,691
U.S. Government Sponsored & Agency Obligations	—	146,682,725	—	146,682,725
U.S. Treasury Notes	—	95,184,765	—	95,184,765
Yankee Dollars	—	27,248,621	—	27,248,621

Total	$6,582,303	$791,342,942	$—	$797,925,245

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 97.1%

	Shares	Market Value
Aerospace & Defense 1.8%
AAR Corp.*	11,364	$315,010
Aerovironment, Inc.*	4,822	168,625
American Science & Engineering, Inc.	2,627	242,630
Applied Energetics, Inc.*	32,331	21,338
Astronics Corp.*	2,867	72,162
Ceradyne, Inc.*	7,388	333,051
Cubic Corp.	4,567	262,603
Curtiss-Wright Corp.	13,407	471,122
DigitalGlobe, Inc.*	8,166	228,893
Ducommun, Inc.	3,190	76,241
Esterline Technologies Corp.*	8,622	609,748
GenCorp, Inc.*	17,030	101,839
GeoEye, Inc.*	6,627	275,551
HEICO Corp.(a)	8,641	540,235
Hexcel Corp.*	28,217	555,593
Kratos Defense & Security Solutions, Inc.*	7,126	101,474
Ladish Co., Inc.*	4,601	251,445
LMI Aerospace, Inc.*	2,600	52,546
Moog, Inc., Class A*	13,241	607,894
National Presto Industries, Inc.(a)	1,401	157,865
Orbital Sciences Corp.*	17,188	325,197
Taser International, Inc.*	18,256	74,302
Teledyne Technologies, Inc.*	10,535	544,765
Triumph Group, Inc.	4,789	423,587

		6,813,716

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	16,146	136,434
Atlas Air Worldwide Holdings, Inc.*	7,584	528,756
Forward Air Corp.	8,538	261,519
HUB Group, Inc., Class A*	11,153	403,627
Pacer International, Inc.*(a)	10,591	55,709
Park-Ohio Holdings Corp.*	2,465	50,927

		1,436,972

Airlines 0.7%
AirTran Holdings, Inc.*	39,409	293,597
Alaska Air Group, Inc.*	10,423	661,027
Allegiant Travel Co.	4,486	196,532
Hawaiian Holdings, Inc.*	15,384	92,458
JetBlue Airways Corp.*	70,896	444,518
Pinnacle Airlines Corp.*	6,001	34,506
Republic Airways Holdings, Inc.*	14,787	95,080
SkyWest, Inc.	16,042	271,430
US Airways Group, Inc.*	46,793	407,567

		2,496,715

Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	17,521	220,589
Amerigon, Inc.*	6,500	99,255
Cooper Tire & Rubber Co.	17,907	461,105
Dana Holding Corp.*	40,764	708,886
Dorman Products, Inc.*	3,311	139,360
Drew Industries, Inc.	5,546	123,842
Exide Technologies*	22,303	249,347
Fuel Systems Solutions, Inc.*(a)	4,705	141,997
Modine Manufacturing Co.*	13,812	222,926
Spartan Motors, Inc.	9,850	67,571
Standard Motor Products, Inc.	5,814	80,408
Stoneridge, Inc.*	4,600	67,252
Superior Industries International, Inc.	6,804	174,455
Tenneco, Inc.*	17,403	738,757

		3,495,750

Automobiles 0.0%†
Winnebago Industries, Inc.*	9,022	120,624

Beverages 0.2%
Boston Beer Co., Inc., Class A*	2,529	234,236
Coca-Cola Bottling Co. Consolidated(a)	1,300	86,892
Heckmann Corp.*	26,394	172,881
MGP Ingredients, Inc.	3,964	34,566
National Beverage Corp.	3,375	46,339

		574,914

Biotechnology 3.3%
Acorda Therapeutics, Inc.*	11,352	263,366
Affymax, Inc.*	8,949	52,531
Alkermes, Inc.*	27,734	359,155
Allos Therapeutics, Inc.*	23,070	73,132
Alnylam Pharmaceuticals, Inc.*	10,813	103,480
AMAG Pharmaceuticals, Inc.*	6,340	105,878
Ardea Biosciences, Inc.*	4,482	128,589
Arena Pharmaceuticals, Inc.*(a)	39,260	54,571
ARIAD Pharmaceuticals, Inc.*	37,478	281,835
Arqule, Inc.*	15,628	111,897
Array BioPharma, Inc.*	19,433	59,465
AVI BioPharma, Inc.*(a)	33,152	61,994
BioCryst Pharmaceuticals, Inc.*(a)	8,594	32,571
BioMimetic Therapeutics, Inc.*(a)	5,990	78,529
Biosante Pharmaceuticals, Inc.*(a)	29,662	58,731
Biospecifics Technologies Corp.*(a)	1,238	31,569
Biotime, Inc.*(a)	8,284	61,716
Celera Corp.*	25,053	203,180
Celldex Therapeutics, Inc.*(a)	9,533	38,323
Cepheid, Inc.*	17,542	491,527
Chelsea Therapeutics International Ltd.*	15,190	59,241
Clinical Data, Inc.*	3,613	109,474
Codexis, Inc.*(a)	3,800	45,068
Cubist Pharmaceuticals, Inc.*	16,904	426,657
Curis, Inc.*	22,957	74,610
Cytokinetics, Inc.*	14,514	21,626
Cytori Therapeutics, Inc.*(a)	14,174	110,982
CytRx Corp.*	36,545	32,163
Dyax Corp.*	29,203	47,017
Dynavax Technologies Corp.*(a)	28,062	77,451
Emergent Biosolutions, Inc.*	5,888	142,254
Enzon Pharmaceuticals, Inc.*	13,909	151,608

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Exact Sciences Corp.*	14,472	$106,514
Exelixis, Inc.*	36,942	417,445
Genomic Health, Inc.*(a)	4,167	102,508
Geron Corp.*(a)	36,526	184,456
Halozyme Therapeutics, Inc.*	24,172	162,194
Idenix Pharmaceuticals, Inc.*	10,756	35,710
ImmunoGen, Inc.*(a)	19,829	179,849
Immunomedics, Inc.*(a)	19,494	74,467
Incyte Corp Ltd.*	25,853	409,770
Infinity Pharmaceuticals, Inc.*(a)	4,870	28,636
Inhibitex, Inc.*	15,197	55,013
Inovio Pharmaceuticals, Inc.*	34,272	37,699
InterMune, Inc.*	14,084	664,624
Ironwood Pharmaceuticals, Inc.*	5,996	83,944
Isis Pharmaceuticals, Inc.*(a)	27,810	251,402
Keryx Biopharmaceuticals, Inc.*	15,010	75,050
Lexicon Pharmaceuticals, Inc.*	58,512	98,300
Ligand Pharmaceuticals, Inc., Class B*	6,035	60,350
MannKind Corp.*(a)	21,139	77,157
Maxygen, Inc.(a)	9,440	49,088
Medivation, Inc.*	9,962	185,692
Metabolix, Inc.*(a)	7,931	83,355
Micromet, Inc.*	28,384	159,234
Momenta Pharmaceuticals, Inc.*(a)	12,882	204,180
Nabi Biopharmaceuticals*	13,587	78,941
Neuralstem, Inc.*(a)	17,464	31,435
Neurocrine Biosciences, Inc.*	14,482	109,918
NeurogesX, Inc.*(a)	3,575	14,479
Novavax, Inc.*(a)	27,478	71,168
NPS Pharmaceuticals, Inc.*	20,064	192,013
Omeros Corp.*(a)	5,890	47,120
Onyx Pharmaceuticals, Inc.*	18,112	637,180
Opko Health, Inc.*(a)	29,505	110,054
Orexigen Therapeutics, Inc.*(a)	9,704	27,268
Osiris Therapeutics, Inc.*(a)	5,100	37,026
PDL BioPharma, Inc.	42,220	244,876
Peregrine Pharmaceuticals, Inc.*(a)	21,794	51,434
Pharmacyclics, Inc.*	13,991	82,407
Pharmasset, Inc.*	9,344	735,466
Progenics Pharmaceuticals, Inc.*	8,704	53,791
Rigel Pharmaceuticals, Inc.*	15,539	110,482
Sangamo BioSciences, Inc.*(a)	13,634	113,571
Savient Pharmaceuticals, Inc.*	19,540	207,124
SciClone Pharmaceuticals, Inc.*	10,800	43,632
Seattle Genetics, Inc.*	27,128	422,383
SIGA Technologies, Inc.*(a)	10,660	128,986
Spectrum Pharmaceuticals, Inc.*(a)	14,864	132,141
StemCells, Inc.*(a)	37,400	34,034
SuperGen, Inc.*	17,444	54,076
Targacept, Inc.*	7,006	186,290
Theravance, Inc.*(a)	19,261	466,501
Vanda Pharmaceuticals, Inc.*	8,317	60,631
Vical, Inc.*	23,293	68,947
Zalicus, Inc.*	21,066	50,980
ZIOPHARM Oncology, Inc.*	18,534	115,838

		12,457,019

Building Products 0.6%
A.O. Smith Corp.	10,492	465,215
AAON, Inc.(a)	3,679	121,039
American Woodmark Corp.	2,808	58,631
Ameron International Corp.	2,686	187,456
Apogee Enterprises, Inc.	8,300	109,477
Builders FirstSource, Inc.*	14,265	40,513
Gibraltar Industries, Inc.*	8,999	107,358
Griffon Corp.*	13,165	172,856
Insteel Industries, Inc.	5,350	75,649
NCI Building Systems, Inc.*	6,401	81,101
Quanex Building Products Corp.	11,152	218,914
Simpson Manufacturing Co., Inc.	11,541	339,998
Trex Co., Inc.*(a)	4,597	149,954
Universal Forest Products, Inc.	5,540	203,041

		2,331,202

Capital Markets 2.3%
American Capital Ltd.*	98,851	978,625
Apollo Investment Corp.	58,024	699,769
Arlington Asset Investment Corp., Class A	2,071	63,041
Artio Global Investors, Inc.	8,830	142,693
BGC Partners, Inc., Class A(a)	16,867	156,694
BlackRock Kelso Capital Corp.	21,504	217,836
Calamos Asset Management, Inc., Class A	5,700	94,563
Capital Southwest Corp.	847	77,526
Cohen & Steers, Inc.(a)	4,976	147,688
Cowen Group, Inc., Class A*(a)	10,850	43,509
Diamond Hill Investment Group, Inc.(a)	700	56,000
Duff & Phelps Corp., Class A	8,078	129,086
Epoch Holding Corp.	4,017	63,388
Evercore Partners, Inc., Class A	4,530	155,334
FBR Capital Markets Corp.*	15,514	55,540
Fifth Street Finance Corp.(a)	19,729	263,382
Financial Engines, Inc.*	3,931	108,338
FXCM, Inc., Class A	6,556	85,425
GAMCO Investors, Inc., Class A	2,005	92,952
GFI Group, Inc.	19,210	96,434
Gladstone Capital Corp.	6,211	70,246
Gladstone Investment Corp.	7,100	55,096
Gleacher & Co., Inc.*(a)	24,932	43,382
Golub Capital BDC, Inc.	2,197	34,669
Harris & Harris Group, Inc.*	9,403	50,588
Hercules Technology Growth Capital, Inc.	12,617	138,787
HFF, Inc., Class A*	5,911	88,901
Internet Capital Group, Inc.*	10,962	155,660
INTL. FCStone, Inc.*	3,768	95,783
Investment Technology Group, Inc.*	12,619	229,540
JMP Group, Inc.	4,636	39,916
Kayne Anderson Energy Development Co.	3,000	58,680
KBW, Inc.	10,432	273,214
Knight Capital Group, Inc., Class A*	28,947	387,890
LaBranche & Co., Inc.*	11,021	43,313
Ladenburg Thalmann Financial Services, Inc.*	27,409	31,520
Main Street Capital Corp.(a)	5,703	105,220
MCG Capital Corp.(a)	22,489	146,179
Medallion Financial Corp.	5,719	50,270

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
MF Global Holdings Ltd.*	34,398	$284,815
MVC Capital, Inc.(a)	7,100	97,412
NGP Capital Resources Co.	6,600	63,624
Oppenheimer Holdings, Inc., Class A	2,930	98,184
optionsXpress Holdings, Inc.	12,114	221,807
PennantPark Investment Corp.	13,441	160,217
Penson Worldwide, Inc.*	6,995	46,937
Piper Jaffray Cos.*	4,401	182,333
Prospect Capital Corp.(a)	25,121	306,727
Safeguard Scientifics, Inc.*	6,089	123,911
Sanders Morris Harris Group, Inc.	6,100	48,861
Solar Capital Ltd.	1,592	38,017
Stifel Financial Corp.*	9,900	710,721
SWS Group, Inc.	8,144	49,434
THL Credit, Inc.	2,682	36,663
TICC Capital Corp.	9,935	107,994
TradeStation Group, Inc.*	11,805	82,871
Triangle Capital Corp.(a)	5,573	100,648
Virtus Investment Partners, Inc.*	1,605	94,567
Westwood Holdings Group, Inc.(a)	1,700	68,425

		8,750,845

Chemicals 2.5%
A. Schulman, Inc.	9,384	231,973
American Vanguard Corp.	5,900	51,212
Arch Chemicals, Inc.(a)	6,604	274,660
Balchem Corp.(a)	8,282	310,741
Calgon Carbon Corp.*	16,259	258,193
Ferro Corp.*	25,394	421,286
Georgia Gulf Corp.*	9,861	364,857
H.B. Fuller Co.	14,228	305,617
Hawkins, Inc.	2,632	108,123
Innophos Holdings, Inc.	6,293	290,170
Koppers Holdings, Inc.	6,050	258,335
Kraton Performance Polymers, Inc.*	3,298	126,149
Landec Corp.*	7,800	50,700
LSB Industries, Inc.*	5,066	200,816
Minerals Technologies, Inc.	5,342	366,034
NewMarket Corp.	2,723	430,833
Olin Corp.	22,857	523,882
OM Group, Inc.*	8,992	328,568
Omnova Solutions, Inc.*	13,259	104,348
PolyOne Corp.	27,350	388,644
Quaker Chemical Corp.	3,300	132,561
Rockwood Holdings, Inc.*	15,106	743,517
Senomyx, Inc.*	11,725	70,819
Sensient Technologies Corp.	14,310	512,870
Solutia, Inc.*	35,303	896,696
Spartech Corp.*	9,100	65,975
Stepan Co.(a)	2,277	165,083
STR Holdings, Inc.*(a)	8,214	157,545
TPC Group, Inc.*	2,105	60,771
W.R. Grace & Co.*	21,206	811,978
Westlake Chemical Corp.	5,707	320,733
Zep, Inc.	6,416	111,703
Zoltek Cos., Inc.*	8,400	112,812

		9,558,204

Commercial Banks 5.3%
1st Source Corp.	4,565	91,483
1st United Bancorp, Inc.*	9,521	66,837
Alliance Financial Corp.	1,577	52,593
American National Bankshares, Inc.(a)	2,046	46,055
Ameris Bancorp*	7,173	72,878
Ames National Corp.(a)	2,521	48,151
Arrow Financial Corp.	2,873	71,078
Bancfirst Corp.	2,000	85,360
Banco Latinoamericano de Comercio Exterior SA, Class E	8,300	144,918
Bancorp Rhode Island, Inc.	1,288	39,761
Bancorp, Inc. (The)*	8,992	82,996
Bank of Marin Bancorp(a)	1,674	62,474
Bank of the Ozarks, Inc.	3,796	165,923
Boston Private Financial Holdings, Inc.(a)	22,761	160,920
Bridge Bancorp, Inc.(a)	2,062	46,127
Bryn Mawr Bank Corp.	3,300	67,881
Camden National Corp.(a)	2,300	$78,752
Capital City Bank Group, Inc.(a)	3,721	47,182
Cardinal Financial Corp.	8,600	100,276
Cathay General Bancorp	23,376	398,561
Center Financial Corp.*	10,714	78,641
Centerstate Banks, Inc.	7,927	55,489
Chemical Financial Corp.	7,135	142,201
Citizens & Northern Corp.	3,790	63,710
Citizens Republic Bancorp, Inc.*	116,603	103,765
City Holding Co.(a)	4,563	161,348
CNB Financial Corp.(a)	4,003	58,084
CoBiz Financial, Inc.	9,987	69,410
Columbia Banking System, Inc.	11,374	218,040
Community Bank System, Inc.(a)	9,636	233,866
Community Trust Bancorp, Inc.	4,057	112,257
CVB Financial Corp.(a)	25,987	241,939
Danvers Bancorp, Inc.	5,693	121,944
Eagle Bancorp, Inc.*	4,992	70,138
Enterprise Financial Services Corp.	4,750	66,833
Financial Institutions, Inc.	4,303	75,303
First Bancorp, Inc.(a)	2,900	44,225
First Bancorp, North Carolina	4,500	59,670
First Busey Corp.	21,716	110,317
First Commonwealth Financial Corp.	30,362	207,980
First Community Bancshares, Inc.	4,762	67,525
First Financial Bancorp	17,193	286,951
First Financial Bankshares, Inc.	5,917	303,956
First Financial Corp.	3,329	110,656
First Interstate BancSystem, Inc.	3,820	51,952
First Merchants Corp.	7,842	64,853
First Midwest Bancorp, Inc.	22,297	262,882
First of Long Island Corp. (The)	2,507	69,569
First South Bancorp, Inc.	2,794	13,942
FirstMerit Corp.	31,307	534,097
FNB Corp.	35,524	374,423
German American Bancorp, Inc.(a)	3,552	61,059
Glacier Bancorp, Inc.	20,748	312,257
Great Southern Bancorp, Inc.(a)	3,000	64,350
Green Bankshares, Inc.*(a)	6,385	17,814
Hancock Holding Co.(a)	6,935	227,745
Hanmi Financial Corp.*	31,136	38,609
Heartland Financial USA, Inc.	4,000	68,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Heritage Financial Corp.*(a)	5,072	$71,870
Home Bancorp, Inc.*	2,791	42,758
Home Bancshares, Inc.	6,466	147,101
Hudson Valley Holding Corp.	3,837	84,414
IBERIABANK Corp.	7,672	461,317
Independent Bank Corp.	6,233	168,353
International Bancshares Corp.	15,485	283,995
Investors Bancorp, Inc.*	15,226	226,715
Lakeland Bancorp, Inc.	6,634	68,861
Lakeland Financial Corp.	4,815	109,204
MainSource Financial Group, Inc.	6,100	61,061
MB Financial, Inc.	15,545	325,823
Merchants Bancshares, Inc.	1,663	44,036
Metro Bancorp, Inc.*	4,116	50,833
MidSouth Bancorp, Inc.	2,500	36,150
MidWestOne Financial Group, Inc.(a)	2,326	34,518
Nara Bancorp, Inc.*	11,300	108,706
National Bankshares, Inc.(a)	2,100	60,690
National Penn Bancshares, Inc.	37,185	287,812
NBT Bancorp, Inc.	10,016	228,265
Northfield Bancorp, Inc.(a)	5,360	73,968
Old National Bancorp	27,730	297,266
OmniAmerican Bancorp, Inc.*	3,872	61,332
Oriental Financial Group, Inc.	14,104	177,005
Orrstown Financial Services, Inc.	2,063	57,764
Pacific Continental Corp.	5,714	58,226
PacWest Bancorp	9,032	196,446
Park National Corp.(a)	3,649	243,826
Peapack Gladstone Financial Corp.	2,795	37,062
Penns Woods Bancorp, Inc.(a)	1,360	52,945
Peoples Bancorp, Inc.(a)	3,305	39,726
Pinnacle Financial Partners, Inc.*	9,900	163,746
PrivateBancorp, Inc.	15,305	234,013
Prosperity Bancshares, Inc.	13,646	583,639
Renasant Corp.	7,432	126,195
Republic Bancorp, Inc., Class A	2,851	55,537
S&T Bancorp, Inc.	7,240	156,167
Sandy Spring Bancorp, Inc.	7,114	131,324
SCBT Financial Corp.(a)	4,266	141,972
Sierra Bancorp(a)	4,524	50,578
Signature Bank*	11,771	663,884
Simmons First National Corp., Class A	5,047	136,723
Southside Bancshares, Inc.(a)	4,833	103,426
Southwest Bancorp, Inc.*	5,756	81,678
State Bancorp, Inc.	5,286	54,922
StellarOne Corp.	6,900	97,980
Sterling Bancorp	9,667	96,767
Sterling Bancshares, Inc.	26,956	232,091
Suffolk Bancorp	2,907	60,989
Susquehanna Bancshares, Inc.	37,994	355,244
SVB Financial Group*	12,075	687,430
SY Bancorp, Inc.(a)	3,550	89,318
Taylor Capital Group, Inc.*(a)	3,002	31,551
Texas Capital Bancshares, Inc.*(a)	10,634	276,378
Tompkins Financial Corp.	2,330	96,811
Tower Bancorp, Inc.	3,068	68,386
TowneBank(a)	7,000	109,620
Trico Bancshares	4,200	68,502
Trustmark Corp.	18,311	428,844
UMB Financial Corp.	9,130	341,051
Umpqua Holdings Corp.	33,423	382,359
Union First Market Bankshares Corp.	5,364	60,345
United Bankshares, Inc.(a)	11,178	296,441
United Community Banks, Inc.*	29,381	69,633
Univest Corp. of Pennsylvania	4,974	88,139
Virginia Commerce Bancorp, Inc.*(a)	6,330	36,334
Washington Banking Co.	4,627	65,241
Washington Trust Bancorp, Inc.(a)	4,348	103,222
Webster Financial Corp.	20,940	448,744
WesBanco, Inc.	6,843	141,719
West Bancorp, Inc.(a)	4,997	39,876
West Coast Bancorp*	28,137	97,635
Westamerica Bancorp	8,495	436,388
Western Alliance Bancorp*	19,208	157,890
Whitney Holding Corp.	17,170	233,855
Wilshire Bancorp, Inc.*(a)	5,800	28,420
Wintrust Financial Corp.	10,125	372,094

		20,137,155

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	14,918	378,768
ACCO Brands Corp.*	16,299	155,492
American Reprographics Co.*	11,054	114,409
APAC Customer Services, Inc.*	9,763	58,676
Brink’s Co. (The)	13,674	452,746
Casella Waste Systems, Inc., Class A*(a)	8,795	63,060
Cenveo, Inc.*	16,383	106,981
Clean Harbors, Inc.*	6,720	662,995
Consolidated Graphics, Inc.*	2,773	151,489
Courier Corp.	3,466	48,385
Deluxe Corp.	15,133	401,630
EnergySolutions, Inc.	25,863	154,144
EnerNOC, Inc.*(a)	6,305	120,489
Ennis, Inc.	7,800	132,834
Fuel Tech, Inc.*	6,293	56,008
G&K Services, Inc., Class A	5,500	182,875
Geo Group, Inc. (The)*	17,682	453,367
Healthcare Services Group, Inc.	19,351	340,191
Herman Miller, Inc.	16,731	459,935
Higher One Holdings, Inc.*	3,642	52,627
HNI Corp.	13,052	411,921
Innerworkings, Inc.*	7,451	54,988
Interface, Inc., Class A	14,920	275,871
Kimball International, Inc., Class B(a)	9,700	67,900
Knoll, Inc.	13,888	291,093
M&F Worldwide Corp.*	3,162	79,429
McGrath Rentcorp	7,051	192,281
Metalico, Inc.*(a)	11,212	69,739
Mine Safety Appliances Co.	7,745	284,009
Mobile Mini, Inc.*(a)	10,921	262,322

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies (continued)
Multi-Color Corp.	3,525	$71,240
Rollins, Inc.	18,466	374,860
Schawk, Inc.	3,426	66,601
Standard Parking Corp.*	4,769	84,697
Steelcase, Inc., Class A	22,662	257,894
SYKES Enterprises, Inc.*	12,164	240,482
Team, Inc.*	5,693	149,498
Tetra Tech, Inc.*	18,240	450,346
UniFirst Corp.	4,130	218,931
United Stationers, Inc.	6,961	494,579
US Ecology, Inc.(a)	5,531	96,405
Viad Corp.	6,200	148,428

		9,190,615

Communications Equipment 3.0%
Acme Packet, Inc.*	13,719	973,500
ADTRAN, Inc.	17,916	760,713
Anaren, Inc.*	4,460	89,646
Arris Group, Inc.*	36,677	467,265
Aruba Networks, Inc.*	22,517	761,975
Aviat Networks, Inc.*	18,071	93,427
Bel Fuse, Inc., Class B	3,100	68,231
BigBand Networks, Inc.*	15,147	38,625
Black Box Corp.	5,200	182,780
Blue Coat Systems, Inc.*	12,190	343,270
Calix, Inc.*	3,577	72,654
Comtech Telecommunications Corp.	7,910	214,994
DG FastChannel, Inc.*	7,329	236,140
Digi International, Inc.*	7,400	78,144
EMS Technologies, Inc.*	4,614	90,688
Emulex Corp.*	25,208	268,969
Extreme Networks*(a)	27,001	94,504
Finisar Corp.*	25,964	638,714
Globecomm Systems, Inc.*	6,710	82,734
Harmonic, Inc.*	33,340	312,729
Infinera Corp.*	27,117	227,512
InterDigital, Inc.(a)	12,757	608,636
Ixia*	10,496	166,677
KVH Industries, Inc.*	5,021	75,918
Loral Space & Communications, Inc.*	3,150	244,283
Netgear, Inc.*	10,368	336,338
Network Equipment Technologies, Inc.*	9,604	36,207
Oclaro, Inc.*	14,915	171,672
Oplink Communications, Inc.*	5,717	111,424
PC-Tel, Inc.*	6,331	48,559
Plantronics, Inc.	14,121	517,111
Powerwave Technologies, Inc.*	50,163	226,235
Riverbed Technology, Inc.*	39,166	1,474,600
Seachange International, Inc.*(a)	8,414	79,933
ShoreTel, Inc.*	13,600	111,928
Sonus Networks, Inc.*	61,408	230,894
Sycamore Networks, Inc.	5,795	141,572
Symmetricom, Inc.*	13,404	82,167
Tekelec*	20,096	163,180
UTStarcom, Inc.*	34,300	80,605
ViaSat, Inc.*	9,688	385,970

		11,391,123

Computers & Peripherals 0.7%
Avid Technology, Inc.*	8,673	193,408
Cray, Inc.*	10,729	69,202
Electronics for Imaging, Inc.*	13,767	202,513
Hutchinson Technology, Inc.*(a)	7,458	21,031
Hypercom Corp.*	13,924	167,506
Imation Corp.*(a)	8,966	99,881
Immersion Corp.*	8,500	64,940
Intermec, Inc.*	14,445	155,861
Intevac, Inc.*	6,600	82,038
Novatel Wireless, Inc.*	9,400	51,324
Presstek, Inc.*	12,885	26,801
Quantum Corp.*	66,387	167,295
Rimage Corp.	2,932	47,352
Silicon Graphics International Corp.*	9,000	192,600
STEC, Inc.*(a)	11,726	235,575
Stratasys, Inc.*	6,036	283,692
Super Micro Computer, Inc.*	7,251	116,306
Synaptics, Inc.*(a)	9,889	267,201
Xyratex Ltd.*	8,877	99,245

		2,543,771

Construction & Engineering 0.8%
Comfort Systems USA, Inc.	11,300	158,991
Dycom Industries, Inc.*	10,262	177,943
EMCOR Group, Inc.*	19,066	590,474
Furmanite Corp.*(a)	11,100	88,800
Granite Construction, Inc.(a)	10,171	285,805
Great Lakes Dredge & Dock Corp.	17,516	133,647
Insituform Technologies, Inc., Class A*	11,543	308,775
Layne Christensen Co.*	5,799	200,066
MasTec, Inc.*	15,496	322,317
Michael Baker Corp.*	2,300	66,861
MYR Group, Inc.*	5,960	142,563
Northwest Pipe Co.*	2,788	63,929
Orion Marine Group, Inc.*	7,904	84,889
Pike Electric Corp.*	5,000	47,600
Primoris Services Corp.	6,533	66,245
Sterling Construction Co., Inc.*	4,855	81,952
Tutor Perini Corp.	7,800	190,008

		3,010,865

Construction Materials 0.1%
Headwaters, Inc.*	18,348	108,253
Texas Industries, Inc.(a)	6,078	274,908
United States Lime & Minerals, Inc.*	817	33,097

		416,258

Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc.	16,407	86,957
Cash America International, Inc.	8,617	396,813
Credit Acceptance Corp.*	1,623	115,168
Dollar Financial Corp.*	10,950	227,212

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Consumer Finance (continued)
EZCORP, Inc., Class A*	13,500	$423,765
First Cash Financial Services, Inc.*	8,878	342,691
First Marblehead Corp. (The)*(a)	17,605	38,731
Nelnet, Inc., Class A	7,802	170,318
Netspend Holdings, Inc.*	9,152	96,279
World Acceptance Corp.*(a)	4,800	312,960

		2,210,894

Containers & Packaging 0.5%
AEP Industries, Inc.*	1,445	42,946
Boise, Inc.	20,495	187,734
Graham Packaging Co., Inc.*	5,088	88,684
Graphic Packaging Holding Co.*(a)	33,215	180,025
Myers Industries, Inc.	10,503	104,295
Rock-Tenn Co., Class A(a)	11,181	775,402
Silgan Holdings, Inc.	14,002	534,036

		1,913,122

Distributors 0.1%
Audiovox Corp., Class A*	5,600	44,800
Core-Mark Holding Co., Inc.*(a)	3,256	107,611
Pool Corp.	14,711	354,682
Weyco Group, Inc.(a)	2,294	56,111

		563,204

Diversified Consumer Services 1.0%
American Public Education, Inc.*	5,392	218,106
Archipelago Learning, Inc.*	3,595	30,737
Bridgepoint Education, Inc.*(a)	5,717	97,761
Capella Education Co.*(a)	4,929	245,415
Coinstar, Inc.*(a)	9,348	429,260
Corinthian Colleges, Inc.*(a)	25,955	114,721
CPI Corp.	1,612	36,286
Grand Canyon Education, Inc.*	9,099	131,936
K12, Inc.*	7,380	248,706
Lincoln Educational Services Corp.	4,184	66,484
Mac-Gray Corp.	3,600	58,068
Matthews International Corp., Class A	8,817	339,895
Pre-Paid Legal Services, Inc.*	2,199	145,134
Regis Corp.	16,839	298,724
Sotheby’s	19,516	1,026,542
Steiner Leisure Ltd.*	4,397	203,405
Stewart Enterprises, Inc., Class A	24,041	183,673
Universal Technical Institute, Inc.(a)	6,157	119,754

		3,994,607

Diversified Financial Services 0.4%
Asta Funding, Inc.	3,734	31,963
Compass Diversified Holdings	10,798	159,162
Encore Capital Group, Inc.*	4,172	98,835
Life Partners Holdings, Inc.(a)	2,916	23,445
MarketAxess Holdings, Inc.	8,015	193,963
Marlin Business Services Corp.*	2,742	33,836
NewStar Financial, Inc.*	8,653	94,491
PHH Corp.*	16,307	355,003
Pico Holdings, Inc.*	6,769	203,476
Portfolio Recovery Associates, Inc.*	5,015	426,927

		1,621,101

Diversified Telecommunication Services 0.6%
AboveNet, Inc.	6,493	421,136
Alaska Communications Systems Group, Inc.(a)	13,400	142,710
Atlantic Tele-Network, Inc.	2,697	100,302
Cbeyond, Inc.*(a)	7,902	92,216
Cincinnati Bell, Inc.*	61,918	165,940
Cogent Communications Group, Inc.*	13,400	191,218
Consolidated Communications Holdings, Inc.	7,278	136,317
General Communication, Inc., Class A*	12,862	140,710
Global Crossing Ltd.*	9,120	126,951
Globalstar, Inc.*(a)	22,793	28,947
Hughes Communications, Inc.*	2,624	156,574
IDT Corp., Class B	4,298	115,831
Iridium Communications, Inc.*(a)	10,077	80,314
Neutral Tandem, Inc.*(a)	9,651	142,352
PAETEC Holding Corp.*	37,474	125,163
Premiere Global Services, Inc.*	16,115	122,796
Vonage Holdings Corp.*	33,467	152,610

		2,442,087

Electric Utilities 1.2%
Allete, Inc.	8,984	350,106
Central Vermont Public Service Corp.	4,727	110,092
Cleco Corp.	17,285	592,703
El Paso Electric Co.*	13,042	396,477
Empire District Electric Co.(The)	11,869	258,626
IDACORP, Inc.	13,849	527,647
MGE Energy, Inc.	6,641	268,894
Otter Tail Corp.	10,765	244,688
PNM Resources, Inc.	25,888	386,249
Portland General Electric Co.	21,734	516,617
UIL Holdings Corp.	14,500	442,540
Unisource Energy Corp.	10,671	385,543
Unitil Corp.	3,806	89,669

		4,569,851

Electrical Equipment 1.7%
A123 Systems, Inc.*(a)	21,423	136,036
Acuity Brands, Inc.	12,520	732,295
Advanced Battery Technologies, Inc.*(a)	21,098	40,930
American Superconductor Corp.*(a)	14,825	368,698
AZZ, Inc.	3,651	166,486
Belden, Inc.	13,598	510,605
Brady Corp., Class A	13,927	497,055
Broadwind Energy, Inc.*(a)	27,681	36,262
Capstone Turbine Corp.*(a)	72,070	130,447
Encore Wire Corp.	5,529	134,576
Ener1, Inc.*(a)	19,758	58,484
EnerSys*	14,076	559,521
Franklin Electric Co., Inc.	6,903	318,918
FuelCell Energy, Inc.*(a)	34,865	74,611
Generac Holdings, Inc.*	5,732	116,302
GrafTech International Ltd.*	35,162	725,392
II-VI, Inc.*	7,319	364,120
LaBarge, Inc.*	3,913	69,260

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Electrical Equipment (continued)
LSI Industries, Inc.	6,100	$44,164
Polypore International, Inc.*	6,427	370,067
Powell Industries, Inc.*	2,659	104,871
PowerSecure International, Inc.*	5,581	47,996
Satcon Technology Corp.*(a)	35,913	138,624
UQM Technologies, Inc.*(a)	11,040	32,899
Vicor Corp.(a)	5,906	97,390
Woodward, Inc.	17,632	609,362

		6,485,371

Electronic Equipment, Instruments & Components 2.5%
Agilysys, Inc.*	5,660	32,488
Anixter International, Inc.	8,140	568,905
Benchmark Electronics, Inc.*	18,137	344,059
Brightpoint, Inc.*	20,707	224,464
Checkpoint Systems, Inc.*	11,700	263,016
Cognex Corp.	11,688	330,186
Coherent, Inc.*	7,362	427,806
Comverge, Inc.*(a)	7,594	35,388
CTS Corp.	10,096	109,037
Daktronics, Inc.	10,100	108,575
DDi Corp.	4,200	44,394
DTS, Inc.*	5,100	237,813
Echelon Corp.*	9,800	99,274
Electro Rent Corp.	5,100	87,618
Electro Scientific Industries, Inc.*	8,324	144,505
Fabrinet*	2,786	56,166
FARO Technologies, Inc.*	4,818	192,720
Gerber Scientific, Inc.*(a)	7,735	72,400
Insight Enterprises, Inc.*	13,698	233,277
IPG Photonics Corp.*	7,680	442,982
L-1 Identity Solutions, Inc.*	22,620	266,464
Littelfuse, Inc.	6,423	366,753
Maxwell Technologies, Inc.*	8,456	146,035
Measurement Specialties, Inc.*	4,400	149,864
Mercury Computer Systems, Inc.*	8,589	181,743
Methode Electronics, Inc.	11,174	134,982
Microvision, Inc.*(a)	32,020	42,266
MTS Systems Corp.	4,504	205,157
Multi-Fineline Electronix, Inc.*	3,019	85,196
Newport Corp.*	10,958	195,381
OSI Systems, Inc.*	4,758	178,568
Park Electrochemical Corp.	6,048	195,048
Plexus Corp.*	11,713	410,658
Power-One, Inc.*(a)	20,712	181,230
Pulse Electronics Corp.	12,709	76,889
RadiSys Corp.*	7,361	63,746
Richardson Electronics Ltd.(a)	4,573	60,272
Rofin-Sinar Technologies, Inc.*	8,384	331,168
Rogers Corp.*	4,642	209,168
Sanmina-SCI Corp.*	23,476	263,166
ScanSource, Inc.*	7,901	300,159
Smart Modular Technologies (WWH), Inc.*	15,597	121,189
Spectrum Control, Inc.*	3,800	74,784
SYNNEX Corp.*	6,572	215,102
TTM Technologies, Inc.*	23,677	429,974
Universal Display Corp.*	10,322	568,123
X-Rite, Inc.*	10,601	50,355
Zygo Corp.*	5,482	80,147

		9,638,660

Energy Equipment & Services 2.4%
Basic Energy Services, Inc.*	6,900	176,019
Bristow Group, Inc.*	10,434	493,528
Cal Dive International, Inc.*	28,646	199,949
CARBO Ceramics, Inc.	5,465	771,221
Complete Production Services, Inc.*	22,524	716,489
Dawson Geophysical Co.*	2,400	105,312
Dril-Quip, Inc.*	9,827	776,628
Global Industries Ltd.*	29,822	291,957
Gulf Island Fabrication, Inc.	4,343	139,714
Gulfmark Offshore, Inc., Class A*	6,684	297,505
Helix Energy Solutions Group, Inc.*	30,645	527,094
Hercules Offshore, Inc.*	34,269	226,518
Hornbeck Offshore Services, Inc.*	6,810	210,089
ION Geophysical Corp.*(a)	37,539	476,370
Key Energy Services, Inc.*	36,753	571,509
Lufkin Industries, Inc.	8,639	807,487
Matrix Service Co.*	7,800	108,420
Natural Gas Services Group, Inc.*	3,679	65,339
Newpark Resources, Inc.*	26,193	205,877
OYO Geospace Corp.*	1,246	122,831
Parker Drilling Co.*	34,297	236,992
PHI, Inc., Non-Voting Shares*	4,103	90,758
Pioneer Drilling Co.*	16,011	220,952
RPC, Inc.(a)	12,603	319,108
Tesco Corp.*	8,955	196,562
TETRA Technologies, Inc.*	22,302	343,451
Union Drilling, Inc.*	4,849	49,702
Vantage Drilling Co.*	46,447	83,605
Willbros Group, Inc.*	14,388	157,117

		8,988,103

Food & Staples Retailing 0.8%
Andersons, Inc. (The)	5,400	263,088
Arden Group, Inc., Class A	405	30,905
Casey’s General Stores, Inc.	10,963	427,557
Fresh Market, Inc. (The)*	4,473	168,811
Ingles Markets, Inc., Class A	4,300	85,183
Nash Finch Co.	3,790	143,793
Pantry, Inc. (The)*	7,231	107,236
PriceSmart, Inc.	4,778	175,066
Rite Aid Corp.*	164,655	174,534
Ruddick Corp.	12,719	490,826
Spartan Stores, Inc.	6,897	102,007
Susser Holdings Corp.*	2,484	32,516
United Natural Foods, Inc.*	13,960	625,687
Village Super Market, Inc., Class A	2,095	60,964
Weis Markets, Inc.	3,070	124,212
Winn-Dixie Stores, Inc.*	16,300	116,382

		3,128,767

Food Products 1.2%
B&G Foods, Inc.	14,048	263,681
Calavo Growers, Inc.	3,399	74,268
Cal-Maine Foods, Inc.(a)	4,129	121,806
Chiquita Brands International, Inc.*	13,172	202,058
Darling International, Inc.*	31,610	485,846
Diamond Foods, Inc.(a)	6,498	362,588

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Dole Food Co., Inc.*(a)	10,646	$145,105
Farmer Bros Co.	2,200	26,664
Fresh Del Monte Produce, Inc.	11,157	291,309
Hain Celestial Group, Inc. (The)*	12,546	404,985
Imperial Sugar Co.	3,703	49,398
J&J Snack Foods Corp.	4,153	195,482
John B. Sanfilippo & Son, Inc.*	2,745	32,117
Lancaster Colony Corp.(a)	5,513	334,088
Limoneira Co.(a)	2,836	67,213
Pilgrim’s Pride Corp.*(a)	14,968	115,403
Sanderson Farms, Inc.	6,554	300,960
Seneca Foods Corp., Class A*	2,725	81,396
Smart Balance, Inc.*	19,000	87,210
Snyders-Lance, Inc.	7,631	151,475
Tootsie Roll Industries, Inc.	7,027	199,276
TreeHouse Foods, Inc.*(a)	10,077	573,079

		4,565,407

Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,817	117,244
Laclede Group, Inc. (The)	6,483	247,002
New Jersey Resources Corp.	11,605	498,435
Nicor, Inc.(b)	12,908	693,160
Northwest Natural Gas Co.	7,423	342,423
Piedmont Natural Gas Co., Inc.(a)	20,230	613,980
South Jersey Industries, Inc.	8,377	468,861
Southwest Gas Corp.	12,816	499,439
WGL Holdings, Inc.	14,209	554,151

		4,034,695

Health Care Equipment & Supplies 3.1%
Abaxis, Inc.*	6,438	185,672
ABIOMED, Inc.*	9,310	135,274
Accuray, Inc.*	16,673	150,557
Align Technology, Inc.*	17,263	353,546
Alphatec Holdings, Inc.*(a)	15,111	40,800
American Medical Systems Holdings, Inc.*	22,085	477,919
Analogic Corp.	3,752	212,176
AngioDynamics, Inc.*	7,300	110,376
Antares Pharma, Inc.*	22,010	39,618
Arthrocare Corp.*	7,903	263,486
Atrion Corp.	474	82,699
Cantel Medical Corp.	3,766	96,974
Cerus Corp.*(a)	15,140	43,755
Conceptus, Inc.*	9,199	132,926
CONMED Corp.*	8,496	223,275
CryoLife, Inc.*	8,577	52,320
Cutera, Inc.*	4,000	34,280
Cyberonics, Inc.*	8,151	259,283
Cynosure, Inc., Class A*	3,308	45,948
Delcath Systems, Inc.*(a)	13,487	99,399
DexCom, Inc.*	18,206	282,557
Endologix, Inc.*	14,608	99,042
Exactech, Inc.*	2,500	43,875
Greatbatch, Inc.*	6,695	177,150
Haemonetics Corp.*	7,203	472,085
HeartWare International, Inc.*	2,764	236,405
ICU Medical, Inc.*	3,372	147,626
Immucor, Inc.*	20,471	404,916
Insulet Corp.*	13,004	268,142
Integra LifeSciences Holdings Corp.*	6,029	285,895
Invacare Corp.	8,529	265,422
IRIS International, Inc.*	4,876	43,982
Kensey Nash Corp.*(a)	2,278	56,745
MAKO Surgical Corp.*	9,209	222,858
Masimo Corp.	15,134	500,935
Medical Action Industries, Inc.*	4,309	36,196
MELA Sciences, Inc.*(a)	7,628	26,851
Meridian Bioscience, Inc.(a)	11,923	286,033
Merit Medical Systems, Inc.*	8,215	161,178
Natus Medical, Inc.*	8,362	140,482
Neogen Corp.*	6,765	279,936
NuVasive, Inc.*	11,460	290,167
NxStage Medical, Inc.*	8,127	178,631
OraSure Technologies, Inc.*	13,900	109,254
Orthofix International NV*	5,157	167,396
Orthovita, Inc.*	19,800	42,174
Palomar Medical Technologies, Inc.*	5,497	81,630
Quidel Corp.*(a)	7,936	94,915
Rochester Medical Corp.*	3,368	38,665
RTI Biologics, Inc.*(a)	16,719	47,816
Sirona Dental Systems, Inc.*	9,726	487,856
Solta Medical, Inc.*	18,182	60,001
SonoSite, Inc.*	4,011	133,647
Spectranetics Corp.*	10,165	47,877
Staar Surgical Co.*(a)	10,570	58,875
Stereotaxis, Inc.*	11,975	46,343
STERIS Corp.	17,032	588,285
SurModics, Inc.*	5,291	66,137
Symmetry Medical, Inc.*	10,500	102,900
Syneron Medical Ltd.*	10,398	135,590
Synovis Life Technologies, Inc.*	3,401	65,231
TomoTherapy, Inc.*	15,072	68,879
Unilife Corp.*(a)	14,264	80,877
Vascular Solutions, Inc.*	5,061	55,216
Volcano Corp.*	14,730	377,088
West Pharmaceutical Services, Inc.	9,688	433,732
Wright Medical Group, Inc.*	11,406	194,016
Young Innovations, Inc.	1,708	53,631
Zoll Medical Corp.*	6,248	279,973

		11,865,396

Health Care Providers & Services 3.3%
Accretive Health, Inc.*(a)	3,387	94,023
Air Methods Corp.*	3,264	219,504
Alliance HealthCare Services, Inc.*	8,119	35,886
Allied Healthcare International, Inc.*	14,520	36,881
Almost Family, Inc.*	2,396	90,185
Amedisys, Inc.*	8,434	295,190
America Service Group, Inc.	3,155	80,894
American Dental Partners, Inc.*	4,957	65,036
AMERIGROUP Corp.*	14,944	960,152
AMN Healthcare Services, Inc.*	11,850	102,621
Amsurg Corp.*(a)	9,365	238,246
Assisted Living Concepts, Inc., Class A*	2,907	113,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Bio-Reference Labs, Inc.*(a)	7,409	$166,258
BioScrip, Inc. *	11,700	55,107
Capital Senior Living Corp. *	8,432	89,548
CardioNet, Inc. *	7,300	34,967
Catalyst Health Solutions, Inc. *	11,040	617,467
Centene Corp. *	14,316	472,142
Chemed Corp.	6,139	408,919
Chindex International, Inc. *(a)	4,158	66,736
Continucare Corp. *	9,063	48,487
CorVel Corp. *	2,136	113,592
Cross Country Healthcare, Inc. *	9,300	72,819
Emeritus Corp. *	6,687	170,251
Ensign Group, Inc. (The)	4,351	138,927
Five Star Quality Care, Inc. *	9,981	81,146
Gentiva Health Services, Inc. *	8,769	245,795
Hanger Orthopedic Group, Inc. *	7,470	194,444
HealthSouth Corp. *	27,719	692,421
Healthspring, Inc. *	16,940	633,048
Healthways, Inc. *	9,983	153,439
HMS Holdings Corp. *	7,855	642,932
IPC The Hospitalist Co., Inc. *(a)	4,784	217,241
Kindred Healthcare, Inc. *	11,482	274,190
Landauer, Inc.	2,769	170,349
LCA-Vision, Inc. *	5,625	37,969
LHC Group, Inc. *	4,596	137,880
Magellan Health Services, Inc. *	9,725	477,303
Medcath Corp. *	6,261	87,341
Metropolitan Health Networks, Inc. *	11,915	56,358
Molina Healthcare, Inc. *	4,442	177,680
MWI Veterinary Supply, Inc. *	3,672	296,257
National HealthCare Corp. (a)	2,818	131,009
Owens & Minor, Inc.	18,154	589,642
PharMerica Corp. *	9,458	108,199
Providence Service Corp. (The) *	3,914	58,632
PSS World Medical, Inc. *(a)	16,690	453,133
RehabCare Group, Inc. *	7,429	273,907
Rural/Metro Corp. *	5,756	98,082
Select Medical Holdings Corp. *	15,383	123,987
Sun Healthcare Group, Inc. *	7,389	103,963
Sunrise Senior Living, Inc. *	16,563	197,597
Team Health Holdings, Inc. *	4,512	78,870
Triple-S Management Corp., Class B *	6,030	124,097
U.S. Physical Therapy, Inc.	3,049	68,115
Universal American Corp.	9,299	213,040
WellCare Health Plans, Inc. *	12,458	522,613

		12,508,297

Health Care Technology 0.5%
athenahealth, Inc. *	9,791	441,868
Computer Programs & Systems, Inc.	2,897	186,219
MedAssets, Inc. *	12,618	192,677
Medidata Solutions, Inc. *	5,610	143,448
Merge Healthcare, Inc. *	15,677	76,504
Omnicell, Inc. *	9,639	146,898
Quality Systems, Inc.	5,533	461,120
Transcend Services, Inc. *	2,799	67,176
Vital Images, Inc. *	4,402	59,471

		1,775,381

Hotels, Restaurants & Leisure 2.2%
AFC Enterprises, Inc. *	7,877	119,179
Ambassadors Group, Inc.	5,839	63,937
Ameristar Casinos, Inc.	8,024	142,426
Biglari Holdings, Inc. *	428	181,279
BJ’s Restaurants, Inc. *	6,694	263,275
Bob Evans Farms, Inc.	8,966	292,292
Boyd Gaming Corp. *(a)	16,424	153,893
Buffalo Wild Wings, Inc. *	5,276	287,173
California Pizza Kitchen, Inc. *	5,801	97,921
CEC Entertainment, Inc.	6,114	230,681
Cheesecake Factory, Inc. (The) *	17,627	530,396
Churchill Downs, Inc.	3,408	141,432
Cracker Barrel Old Country Store, Inc.	7,002	344,078
Denny’s Corp. *	30,095	122,186
DineEquity, Inc. *	5,300	291,394
Domino’s Pizza, Inc. *	11,298	208,222
Gaylord Entertainment Co. *	10,179	353,008
Interval Leisure Group, Inc. *	11,768	192,407
Isle of Capri Casinos, Inc. *	7,461	70,879
Jack in the Box, Inc. *	15,262	346,142
Jamba, Inc. *(a)	18,778	41,312
Krispy Kreme Doughnuts, Inc. *	17,700	124,608
Life Time Fitness, Inc. *	12,224	456,077
Marcus Corp.	6,500	70,850
McCormick & Schmick’s Seafood Restaurants, Inc. *	4,744	34,252
Monarch Casino & Resort, Inc. *	2,986	31,054
Morgans Hotel Group Co. *	7,971	78,116
Multimedia Games, Inc. *	8,720	49,966
O’Charleys, Inc. *	5,896	35,199
Orient-Express Hotels Ltd., Class A *	30,235	374,007
P.F. Chang’s China Bistro, Inc.	6,736	311,136
Papa John’s International, Inc. *	6,149	194,739
Peet’s Coffee & Tea, Inc. *(a)	3,448	165,814
Pinnacle Entertainment, Inc. *	17,913	243,975
Red Robin Gourmet Burgers, Inc. *	4,674	125,731
Ruby Tuesday, Inc. *	18,969	248,683
Ruth’s Hospitality Group, Inc. *	9,194	47,441
Scientific Games Corp., Class A *	19,079	166,750
Shuffle Master, Inc. *	15,845	169,225
Sonic Corp. *	18,478	167,226
Speedway Motorsports, Inc.	3,855	61,603
Texas Roadhouse, Inc.	16,727	284,192
Vail Resorts, Inc. *	10,604	517,051

		8,431,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Household Durables 0.7%
American Greetings Corp., Class A	11,676	275,554
Beazer Homes USA, Inc. *(a)	21,984	100,467
Blyth, Inc.	1,598	51,919
Cavco Industries, Inc. *	2,000	90,320
CSS Industries, Inc.	2,318	43,694
Ethan Allen Interiors, Inc.	7,256	158,906
Furniture Brands International, Inc.*	14,372	65,393
Helen of Troy Ltd.*	9,068	266,599
Hooker Furniture Corp.	3,593	42,972
Hovnanian Enterprises, Inc., Class A*(a)	20,210	71,341
iRobot Corp.*	6,226	204,773
Kid Brands, Inc.*	4,039	29,687
La-Z-Boy, Inc.*	15,300	146,115
Libbey, Inc.*	6,320	104,280
Lifetime Brands, Inc.*	2,977	44,655
M/I Homes, Inc.*	6,212	93,118
Meritage Homes Corp.*	9,504	229,331
Ryland Group, Inc.	13,187	209,673
Sealy Corp.*(a)	14,816	37,633
Skyline Corp.	2,217	44,451
Standard Pacific Corp.*(a)	31,283	116,686
Universal Electronics, Inc.*	4,197	124,063

		2,551,630

Household Products 0.1%
Central Garden and Pet Co., Class A*	16,884	155,502
Oil-Dri Corp of America	1,951	41,556
Spectrum Brands Holdings, Inc.*(a)	5,400	149,904
WD-40 Co.	4,840	204,926

		551,888

Independent Power Producers & Energy Traders 0.0%†
Dynegy, Inc.*	30,410	173,033

Industrial Conglomerates 0.2%
Raven Industries, Inc.(a)	4,773	293,158
Seaboard Corp.	94	226,822
Standex International Corp.	3,718	140,875
Tredegar Corp.	7,193	155,225

		816,080

Information Technology Services 2.1%
Acxiom Corp.*	20,082	288,177
CACI International, Inc., Class A*	8,711	534,159
Cardtronics, Inc.*	8,081	164,448
Cass Information Systems, Inc.	2,580	101,368
CIBER, Inc.*	19,308	129,364
Computer Task Group, Inc.*	4,500	59,805
CSG Systems International, Inc.*	9,995	199,300
Echo Global Logistics, Inc.*(a)	3,391	44,524
Euronet Worldwide, Inc.*	14,777	285,639
ExlService Holdings, Inc.*	4,500	95,175
Forrester Research, Inc.	4,312	165,106
Global Cash Access Holdings, Inc.*	14,888	48,684
Heartland Payment Systems, Inc.	11,263	197,440
iGate Corp.	7,000	131,390
Integral Systems, Inc.*	5,472	66,594
Jack Henry & Associates, Inc.	24,716	837,625
Lionbridge Technologies, Inc.*	17,927	61,490
Mantech International Corp., Class A*	6,438	272,971
MAXIMUS, Inc.	5,082	412,506
MoneyGram International, Inc.*(a)	25,000	85,750
NCI, Inc., Class A*	1,951	47,546
Online Resources Corp.*	8,399	31,748
Sapient Corp.*	30,024	343,775
SRA International, Inc., Class A*	12,427	352,430
Syntel, Inc.	3,848	200,981
TeleTech Holdings, Inc.*	8,202	158,955
Tier Technologies, Inc.*	4,779	26,284
TNS, Inc.*	7,673	119,469
Unisys Corp.*	12,340	385,255
VeriFone Systems, Inc.*	24,898	1,368,145
Virtusa Corp.*	4,318	80,876
Wright Express Corp.*	11,337	587,710

		7,884,689

Insurance 2.3%
Alterra Capital Holdings Ltd.	24,785	553,697
American Equity Investment Life Holding Co.(a)	16,885	221,531
American Safety Insurance Holdings Ltd.*	3,287	70,440
AMERISAFE, Inc.*	5,625	124,369
Amtrust Financial Services, Inc.(a)	6,681	127,407
Argo Group International Holdings Ltd.	8,183	270,366
Baldwin & Lyons, Inc., Class B(a)	2,700	63,234
Citizens, Inc.*(a)	11,056	80,709
CNA Surety Corp.*	5,215	131,731
CNO Financial Group, Inc.*	65,007	488,203
Crawford & Co., Class B	8,187	38,970
Delphi Financial Group, Inc., Class A	13,582	417,103
Donegal Group, Inc., Class A	3,600	48,132
eHealth, Inc.*	7,072	94,058
EMC Insurance Group, Inc.	1,600	39,728
Employers Holdings, Inc.	11,969	247,279
Enstar Group Ltd.*	1,946	194,366
FBL Financial Group, Inc., Class A	3,890	119,501
First American Financial Corp.	30,104	496,716
Flagstone Reinsurance Holdings SA	13,370	120,464
FPIC Insurance Group, Inc.*	2,746	104,073
Global Indemnity PLC*	4,236	93,107
Greenlight Capital Re Ltd., Class A*	8,349	235,525
Hallmark Financial Services*	3,695	30,964
Harleysville Group, Inc.	3,128	103,631
Hilltop Holdings, Inc.*	11,892	119,396
Horace Mann Educators Corp.	11,435	192,108
Infinity Property & Casualty Corp.	3,728	221,779
Kansas City Life Insurance Co.(a)	1,259	40,263
Maiden Holdings Ltd.	15,193	113,796
Meadowbrook Insurance Group, Inc.	16,090	166,531
Montpelier Re Holdings Ltd.	18,394	325,022
National Financial Partners Corp.*	12,500	184,375
National Interstate Corp.	2,000	41,700
National Western Life Insurance Co., Class A(a)	680	110,330
Navigators Group, Inc. (The)*(a)	3,566	183,649
Phoenix Cos., Inc. (The)*	34,336	93,394
Platinum Underwriters Holdings Ltd.	10,899	415,143
Presidential Life Corp.	6,126	58,381
Primerica, Inc.(a)	6,775	172,830
ProAssurance Corp.*	8,771	555,818
RLI Corp.	5,133	295,917
Safety Insurance Group, Inc.	3,652	168,394
SeaBright Holdings, Inc.	6,843	70,141

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Selective Insurance Group, Inc.	15,689	$271,420
State Auto Financial Corp.	4,375	79,712
Stewart Information Services Corp.	5,394	56,529
Tower Group, Inc.	10,929	262,624
United Fire & Casualty Co.	6,770	136,822

		8,851,378

Internet & Catalog Retail 0.4%
Blue Nile, Inc.*(a)	3,696	199,547
Drugstore.Com, Inc.*	28,027	107,904
Gaiam, Inc., Class A	5,211	34,392
HSN, Inc.*	11,387	364,726
NutriSystem, Inc.(a)	7,976	115,572
Orbitz Worldwide, Inc.*	7,347	26,229
Overstock.com, Inc.*	4,394	69,074
PetMed Express, Inc.(a)	6,810	108,007
Shutterfly, Inc.*	8,327	436,002
US Auto Parts Network, Inc.*	4,209	36,618
Vitacost.com, Inc.*(a)(c)	4,393	12,520

		1,510,591

Internet Software & Services 2.2%
Ancestry.com, Inc.*	5,872	208,162
comScore, Inc.*	6,713	198,101
Constant Contact, Inc.*(a)	8,403	293,265
DealerTrack Holdings, Inc.*	11,794	270,790
Dice Holdings, Inc.*	4,863	73,480
Digital River, Inc.*	11,585	433,627
EarthLink, Inc.	31,122	243,685
GSI Commerce, Inc.*	19,450	569,301
InfoSpace, Inc.*	11,334	98,152
Internap Network Services Corp.*	15,400	101,178
IntraLinks Holdings, Inc.*	3,781	101,104
j2 Global Communications, Inc.*	13,175	388,794
Keynote Systems, Inc.	4,170	77,353
KIT Digital, Inc.*	9,040	108,842
Knot, Inc. (The)*	9,100	109,655
Limelight Networks, Inc.*	15,518	111,109
Liquidity Services, Inc.*	4,360	77,870
LivePerson, Inc.*	13,297	168,074
LogMeIn, Inc.*	4,444	187,359
LoopNet, Inc.*(a)	5,904	83,542
ModusLink Global Solutions, Inc.	13,418	73,262
Move, Inc.*	46,616	111,412
NIC, Inc.	16,518	205,814
OpenTable, Inc.*	4,644	493,889
Openwave Systems, Inc.*	25,371	54,294
Perficient, Inc.*	6,965	83,650
QuinStreet, Inc.*(a)	2,950	67,054
Rackspace Hosting, Inc.*	28,242	1,210,170
RealNetworks, Inc.*	25,100	93,372
RightNow Technologies, Inc.*	6,497	203,356
Saba Software, Inc.*	8,832	86,642
SAVVIS, Inc.*	11,095	411,514
Stamps.com, Inc.	3,401	45,403
support.com, Inc.*	14,000	72,660
Terremark Worldwide, Inc.*	17,300	328,700
Travelzoo, Inc.*(a)	1,671	111,272
United Online, Inc.	25,891	163,243
ValueClick, Inc.*	23,727	343,092
Vocus, Inc.*	5,000	129,300
Zix Corp.*	17,903	65,883

		8,257,425

Leisure Equipment & Products 0.7%
Arctic Cat, Inc.*	3,801	59,106
Brunswick Corp.	25,997	661,104
Callaway Golf Co.	18,913	128,987
Eastman Kodak Co.*(a)	78,886	254,802
JAKKS Pacific, Inc.*	8,418	162,888
Leapfrog Enterprises, Inc.*	10,211	44,112
Polaris Industries, Inc.	9,030	785,791
RC2 Corp.*	6,443	181,048
Smith & Wesson Holding Corp.*	18,099	64,251
Steinway Musical Instruments, Inc.*	1,907	42,354
Sturm Ruger & Co., Inc.	5,660	130,010

		2,514,453

Life Sciences Tools & Services 0.6%
Affymetrix, Inc. *	20,708	107,889
Albany Molecular Research, Inc.*	7,221	30,761
Bruker Corp.*	20,937	436,536
Caliper Life Sciences, Inc.*(a)	13,592	91,882
Cambrex Corp.*	9,965	54,807
Dionex Corp.*	5,220	616,221
Enzo Biochem, Inc.*	10,000	41,900
eResearchTechnology, Inc.*	14,463	97,915
Furiex Pharmaceuticals, Inc.*	2,838	47,905
Kendle International, Inc.*	4,522	48,431
Luminex Corp.*	11,065	207,579
Parexel International Corp.*	17,077	425,217
PURE Bioscience, Inc.*(a)	15,676	24,455
Sequenom, Inc.*(a)	31,714	200,750

		2,432,248

Machinery 3.3%
3D Systems Corp.*	5,725	277,949
Actuant Corp., Class A	19,844	575,476
Alamo Group, Inc.	1,900	52,155
Albany International Corp., Class A	8,225	204,803
Altra Holdings, Inc.*	8,004	189,054
American Railcar Industries, Inc.*	3,004	74,980
Ampco-Pittsburgh Corp.	2,575	71,019
Astec Industries, Inc.*	5,792	215,984
Badger Meter, Inc.(a)	4,361	179,717
Barnes Group, Inc.	14,282	298,208
Blount International, Inc.*	14,239	227,539
Briggs & Stratton Corp.	14,605	330,803
Cascade Corp.	2,674	119,207
Chart Industries, Inc.*	8,428	463,877
CIRCOR International, Inc.	5,016	235,852
Clarcor, Inc.	14,624	657,056
Colfax Corp.*	7,027	161,270
Columbus Mckinnon Corp.*	5,734	105,850
Commercial Vehicle Group, Inc.*	7,273	129,750
Douglas Dynamics, Inc.(a)	3,512	50,081
Dynamic Materials Corp.	3,856	107,775
Energy Recovery, Inc.*(a)	12,590	40,036
EnPro Industries, Inc.*	6,030	219,010
ESCO Technologies, Inc.	7,724	294,671
Federal Signal Corp.(a)	18,190	118,417

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Flow International Corp.*	14,618	$64,173
Force Protection, Inc.*	20,699	101,425
FreightCar America, Inc.*	3,636	118,206
Gorman-Rupp Co. (The)	3,626	142,828
Graham Corp.	2,989	71,557
Greenbrier Cos., Inc.*	6,208	176,183
John Bean Technologies Corp.	8,328	160,147
Kadant, Inc.*(a)	3,700	96,903
Kaydon Corp.	9,677	379,242
LB Foster Co., Class A	3,000	129,330
Lindsay Corp.(a)	3,635	287,238
Lydall, Inc.*	5,216	46,370
Meritor, Inc.*	27,921	473,819
Met-Pro Corp.	4,688	55,787
Middleby Corp.*	4,864	453,422
Miller Industries, Inc.	3,000	48,720
Mueller Industries, Inc.	10,868	397,986
Mueller Water Products, Inc., Class A	45,509	203,880
NACCO Industries, Inc., Class A	1,712	189,467
Nordson Corp.	9,820	1,129,889
PMFG, Inc.*(a)	5,467	116,666
RBC Bearings, Inc.*	6,367	243,410
Robbins & Myers, Inc.	11,055	508,419
Sauer-Danfoss, Inc.*	3,373	171,787
Sun Hydraulics Corp.	3,725	160,548
Tecumseh Products Co., Class A*	5,731	57,425
Tennant Co.	5,529	232,439
Titan International, Inc.	12,013	319,666
Trimas Corp.*	4,621	99,352
Twin Disc, Inc.	2,600	83,772
Wabash National Corp.*	20,385	236,058
Watts Water Technologies, Inc., Class A	8,547	326,410
Xerium Technologies, Inc.*	2,384	57,335

		12,740,398

Marine 0.1%
Baltic Trading Ltd.	5,008	45,673
Eagle Bulk Shipping, Inc.*(a)	18,478	68,738
Excel Maritime Carriers Ltd.*(a)	11,845	50,815
Genco Shipping & Trading Ltd.*(a)	8,252	88,874
Horizon Lines, Inc., Class A	9,689	8,236
International Shipholding Corp.	1,865	46,438
Ultrapetrol Bahamas Ltd.*(a)	7,200	36,576

		345,350

Media 1.1%
AH Belo Corp., Class A*	5,813	48,597
Arbitron, Inc.	7,846	314,075
Ascent Media Corp., Class A*	4,361	213,035
Ballantyne Strong, Inc.*	4,560	32,695
Belo Corp., Class A*	27,107	238,813
Carmike Cinemas, Inc.*	3,387	24,217
Cinemark Holdings, Inc.	16,897	326,957
CKX, Inc.*	16,665	70,326
Dex One Corp.*	14,862	71,932
E.W. Scripps Co. (The), Class A*	9,700	96,030
Entercom Communications Corp., Class A*	7,328	80,755
Entravision Communications Corp., Class A*	15,957	43,243
Fisher Communications, Inc.*	2,270	70,552
Global Sources Ltd.*(a)	6,126	71,245
Gray Television, Inc.*	15,074	31,203
Harte-Hanks, Inc.	11,386	135,493
Journal Communications, Inc., Class A*	13,200	79,200
Knology, Inc.*	9,203	118,811
Lee Enterprises, Inc.*(a)	14,082	38,021
LIN TV Corp., Class A*	9,123	54,099
Lions Gate Entertainment Corp.*	20,374	127,338
Live Nation Entertainment, Inc.*	41,991	419,910
LodgeNet Interactive Corp.*(a)	8,140	29,630
Martha Stewart Living Omnimedia, Class A*(a)	8,171	30,314
McClatchy Co. (The), Class A*(a)	17,796	60,506
Media General, Inc., Class A*(a)	6,796	46,757
National CineMedia, Inc.	15,847	295,864
Rentrak Corp.*	2,989	80,464
Scholastic Corp.(a)	7,603	205,585
Sinclair Broadcast Group, Inc., Class A	13,900	174,306
SuperMedia, Inc.*(a)	3,789	23,643
Valassis Communications, Inc.*	14,707	428,562
Warner Music Group Corp.*	13,658	92,465
World Wrestling Entertainment, Inc., Class A(a)	7,353	92,427

		4,267,070

Metals & Mining 2.0%
Allied Nevada Gold Corp.*	21,755	771,867
AM Castle & Co.*	5,000	94,400
AMCOL International Corp.	6,985	251,320
Capital Gold Corp.*	19,259	123,835
Century Aluminum Co.*	18,662	348,606
Coeur d’Alene Mines Corp.*	25,603	890,472
General Moly, Inc.*(a)	21,345	114,836
Globe Specialty Metals, Inc.	18,126	412,548
Golden Star Resources Ltd.*	74,741	221,981
Haynes International, Inc.	3,600	199,620
Hecla Mining Co.*	81,237	737,632
Horsehead Holding Corp.*	12,785	217,984
Jaguar Mining, Inc.*(a)	24,482	127,796
Kaiser Aluminum Corp.	4,438	218,572
Materion Corp.*	5,930	241,944
Metals USA Holdings Corp.*	3,400	55,658
Molycorp, Inc.*(a)	7,425	445,649
Noranda Aluminum Holding Corp.*	3,984	63,943
Olympic Steel, Inc.	2,740	89,900
RTI International Metals, Inc.*	8,686	270,569
Stillwater Mining Co.*	12,884	295,430
Thompson Creek Metals Co., Inc.*	48,175	604,115
Universal Stainless & Alloy*	2,133	71,946
US Energy Corp. Wyoming*	8,309	52,014
US Gold Corp.*(a)	28,775	254,083
Worthington Industries, Inc.	16,325	341,519

		7,518,239

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Multiline Retail 0.4%
99 Cents Only Stores*	13,317	$261,013
Bon-Ton Stores, Inc. (The)*(a)	3,668	56,854
Dillard’s, Inc., Class A(a)	11,701	469,444
Fred’s, Inc., Class A	11,642	155,072
Retail Ventures, Inc.*	7,097	122,423
Saks, Inc.*	40,085	453,361
Tuesday Morning Corp.*	8,973	43,968

		1,562,135

Multi-Utilities 0.3%
Avista Corp.	15,997	370,011
Black Hills Corp.	11,371	380,246
CH Energy Group, Inc.	4,700	237,538
NorthWestern Corp.	10,449	316,605

		1,304,400

Oil, Gas & Consumable Fuels 4.6%
Abraxas Petroleum Corp.*	24,013	140,476
Apco Oil and Gas International, Inc.	2,640	226,406
Approach Resources, Inc.*	5,276	177,274
ATP Oil & Gas Corp.*(a)	12,933	234,217
Berry Petroleum Co., Class A	14,905	751,957
Bill Barrett Corp.*	13,269	529,566
BPZ Resources, Inc.*(a)	28,667	152,222
Brigham Exploration Co.*	33,782	1,256,015
Callon Petroleum Co.*	11,005	85,509
CAMAC Energy, Inc.*	14,413	21,619
Carrizo Oil & Gas, Inc.*	10,380	383,333
Cheniere Energy, Inc.*(a)	17,398	161,975
Clayton Williams Energy, Inc.*	1,787	188,886
Clean Energy Fuels Corp.*(a)	14,038	229,942
Cloud Peak Energy, Inc.*	9,199	198,606
Contango Oil & Gas Co.*	3,508	221,846
Crosstex Energy, Inc.	12,500	124,375
CVR Energy, Inc.*	8,865	205,313
Delek US Holdings, Inc.	4,953	67,163
Delta Petroleum Corp.*(a)	55,100	50,141
DHT Holdings, Inc.	19,208	92,390
Endeavour International Corp.*(a)	9,044	114,859
Energy Partners Ltd.*	8,639	155,502
Energy XXI Bermuda Ltd.*	21,460	731,786
FX Energy, Inc.*	14,878	124,380
Gastar Exploration Ltd.*	16,398	79,694
General Maritime Corp.(a)	24,467	50,157
GeoResources, Inc.*	4,839	151,316
GMX Resources, Inc.*(a)	17,391	107,302
Golar LNG Ltd.(a)	10,917	279,257
Goodrich Petroleum Corp.*(a)	7,216	160,340
Green Plains Renewable Energy, Inc.*(a)	5,566	66,903
Gulfport Energy Corp.*	8,359	302,178
Harvest Natural Resources, Inc.*	10,000	152,400
Houston American Energy Corp.(a)	5,440	83,830
International Coal Group, Inc.*	38,509	435,152
James River Coal Co.*(a)	10,287	248,637
Knightsbridge Tankers Ltd.(a)	7,652	191,606
Kodiak Oil & Gas Corp.*	52,750	353,425
L&L Energy, Inc.*(a)	6,279	43,451
Magnum Hunter Resources Corp.*(a)	17,066	146,256
McMoRan Exploration Co.*	28,091	497,492
Miller Petroleum, Inc.*(a)	7,574	37,870
Nordic American Tanker Shipping(a)	13,794	342,643
Northern Oil and Gas, Inc.*	15,878	423,943
Oasis Petroleum, Inc.*	13,942	440,846
Overseas Shipholding Group, Inc.	7,521	241,725
Panhandle Oil and Gas, Inc., Class A(a)	2,231	70,611
Patriot Coal Corp.*	22,849	590,190
Penn Virginia Corp.	13,374	226,823
Petroleum Development Corp.*	6,749	324,019
PetroQuest Energy, Inc.*	16,237	151,978
RAM Energy Resources, Inc.*	17,753	36,926
Rentech, Inc.*	65,513	81,891
Resolute Energy Corp.*(a)	11,262	204,293
REX American Resources Corp.*	2,200	35,112
Rex Energy Corp.*(a)	9,592	111,747
Rosetta Resources, Inc.*	15,276	726,221
Scorpio Tankers, Inc.*	6,456	66,626
Ship Finance International Ltd.(a)	12,993	269,345
Stone Energy Corp.*	12,618	421,063
Swift Energy Co.*	12,267	523,556
Syntroleum Corp.*(a)	21,479	48,543
Targa Resources Corp.	4,789	173,553
Teekay Tankers Ltd., Class A(a)	11,979	125,300
TransAtlantic Petroleum Ltd.*	43,653	135,324
Uranium Energy Corp.*(a)	18,290	72,977
USEC, Inc.*	33,805	148,742
VAALCO Energy, Inc.*	15,120	117,331
Venoco, Inc.*	6,451	110,248
W&T Offshore, Inc.	10,300	234,737
Warren Resources, Inc.*	21,617	110,031
Western Refining, Inc.*	14,970	253,742
World Fuel Services Corp.	20,045	814,027

		17,647,137

Paper & Forest Products 0.5%
Buckeye Technologies, Inc.	11,485	312,736
Clearwater Paper Corp.*	3,302	268,783
Deltic Timber Corp.	3,163	211,415
KapStone Paper and Packaging Corp.*	11,174	191,857
Louisiana-Pacific Corp.*	37,134	389,907
Neenah Paper, Inc.	4,353	95,635
P.H. Glatfelter Co.	13,505	179,887
Schweitzer-Mauduit International, Inc.	5,229	264,640
Wausau Paper Corp.(a)	14,706	112,354

		2,027,214

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Personal Products 0.3%
Elizabeth Arden, Inc.*	7,300	$219,073
Female Health Co. (The) (a)	5,632	28,104
Inter Parfums, Inc.	4,500	83,295
Medifast, Inc.*(a)	3,942	77,854
Nu Skin Enterprises, Inc., Class A	14,323	411,786
Nutraceutical International Corp.*	3,147	47,142
Prestige Brands Holdings, Inc.*	12,766	146,809
Revlon, Inc., Class A*	3,298	52,339
Synutra International, Inc.*(a)	6,273	72,140
USANA Health Sciences, Inc.*	1,864	64,327

		1,202,869

Pharmaceuticals 1.3%
Akorn, Inc.*	17,000	98,090
Alexza Pharmaceuticals, Inc.*(a)	14,329	24,359
Auxilium Pharmaceuticals, Inc.*(a)	12,315	264,403
AVANIR Pharmaceuticals, Inc., Class A*(a)	28,799	117,500
Biodel, Inc.*(a)	8,923	18,738
Cadence Pharmaceuticals, Inc.*(a)	9,687	89,217
Corcept Therapeutics, Inc.*	11,075	47,069
Depomed, Inc.*	15,487	155,489
Durect Corp.*	26,400	95,040
Hi-Tech Pharmacal Co., Inc.*(a)	3,014	60,672
Impax Laboratories, Inc.*	18,282	465,277
Inspire Pharmaceuticals, Inc.*	17,666	69,957
Jazz Pharmaceuticals, Inc.*	4,663	148,517
MAP Pharmaceuticals, Inc.*	5,148	70,991
Medicines Co. (The)*	15,874	258,587
Medicis Pharmaceutical Corp., Class A	17,562	562,686
Nektar Therapeutics*	33,550	317,719
Obagi Medical Products, Inc.*	5,200	65,728
Optimer Pharmaceuticals, Inc.*	12,676	149,957
Pain Therapeutics, Inc.*	11,322	108,238
Par Pharmaceutical Cos., Inc.*	10,208	317,265
Pozen, Inc.*	7,871	42,267
Questcor Pharmaceuticals, Inc.*	16,365	235,820
Salix Pharmaceuticals Ltd.*	16,758	587,033
Santarus, Inc.*	15,700	53,694
Somaxon Pharmaceuticals, Inc.*(a)	12,903	36,516
ViroPharma, Inc.*	22,799	453,700
Vivus, Inc.*(a)	23,787	147,242
XenoPort, Inc.*	9,513	56,412

		5,118,183

Professional Services 1.2%
Acacia Research Corp.*	10,748	367,797
Advisory Board Co. (The)*	4,550	234,325
Barrett Business Services, Inc.	2,571	41,290
CBIZ, Inc.*	11,685	84,249
CDI Corp.	3,891	57,548
Corporate Executive Board Co. (The)	10,028	404,830
CoStar Group, Inc.*	6,104	382,599
CRA International, Inc.*	3,366	97,042
Dolan Co. (The)*	9,075	110,170
Exponent, Inc.*	4,143	184,819
Franklin Covey Co.*(a)	4,303	37,264
GP Strategies Corp.*	4,700	63,920
Heidrick & Struggles International, Inc.(a)	5,170	143,881
Hill International, Inc.*	8,013	42,389
Hudson Highland Group, Inc.*(a)	9,993	64,955
Huron Consulting Group, Inc.*	6,554	181,480
ICF International, Inc.*	5,134	105,452
Insperity, Inc.	6,355	193,065
Kelly Services, Inc., Class A*	8,002	173,723
Kforce, Inc.*(a)	9,115	166,805
Korn/Ferry International*	13,547	301,692
Mistras Group, Inc.*	4,409	75,879
Navigant Consulting, Inc.*	15,009	149,940
On Assignment, Inc.*	10,900	103,114
Resources Connection, Inc.	13,916	269,831
School Specialty, Inc.*(a)	5,634	80,566
SFN Group, Inc.*	15,700	221,213
TrueBlue, Inc.*	12,913	216,809
VSE Corp.	1,320	39,217

		4,595,864

Real Estate Investment Trusts (REITs) 7.4%
Acadia Realty Trust	12,054	228,062
Agree Realty Corp.	2,724	61,154
Alexander’s, Inc.	598	243,356
American Assets Trust, Inc.	9,365	199,194
American Campus Communities, Inc.	19,028	627,924
American Capital Agency Corp.	35,488	1,034,120
Anworth Mortgage Asset Corp.	34,238	242,747
Apollo Commercial Real Estate Finance, Inc.	6,145	100,471
Ashford Hospitality Trust, Inc.	13,939	153,608
Associated Estates Realty Corp.	12,400	196,912
BioMed Realty Trust, Inc.	37,645	716,008
Campus Crest Communities, Inc.	9,640	114,041
CapLease, Inc.	17,620	96,558
Capstead Mortgage Corp.	19,761	252,546
CBL & Associates Properties, Inc.	40,436	704,395
Cedar Shopping Centers, Inc.	16,367	98,693
Chatham Lodging Trust	4,128	67,080
Chesapeake Lodging Trust	7,836	136,425
Cogdell Spencer, Inc.(a)	13,259	78,758
Colonial Properties Trust	22,437	431,912
Colony Financial, Inc.	6,385	120,230
Coresite Realty Corp.	6,249	98,984
Cousins Properties, Inc.	26,884	224,481
CreXus Investment Corp.	4,321	49,346
Cypress Sharpridge Investments, Inc.	19,432	246,398
DCT Industrial Trust, Inc.	73,486	407,847
DiamondRock Hospitality Co.	47,159	526,766
DuPont Fabros Technology, Inc.(a)	11,833	286,950
Dynex Capital, Inc.(a)	11,754	118,245
EastGroup Properties, Inc.	7,966	350,265
Education Realty Trust, Inc.	21,235	170,517
Entertainment Properties Trust(a)	13,406	627,669
Equity Lifestyle Properties, Inc.	7,579	436,929
Equity One, Inc.	11,250	211,162
Excel Trust, Inc.	6,206	73,169
Extra Space Storage, Inc.	25,564	529,430

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
FelCor Lodging Trust, Inc.*	28,697	$175,913
First Industrial Realty Trust, Inc.*	22,600	268,714
First Potomac Realty Trust	15,028	236,691
Franklin Street Properties Corp.	20,402	287,056
Getty Realty Corp.	6,477	148,194
Gladstone Commercial Corp.(a)	3,300	60,192
Glimcher Realty Trust	28,811	266,502
Government Properties Income Trust	7,796	209,401
Hatteras Financial Corp.	20,587	578,906
Healthcare Realty Trust, Inc.	19,540	443,558
Hersha Hospitality Trust	39,634	235,426
Highwoods Properties, Inc.	20,536	718,965
Home Properties, Inc.(a)	10,784	635,717
Hudson Pacific Properties, Inc.	5,320	78,204
Inland Real Estate Corp.	22,439	214,068
Invesco Mortgage Capital, Inc.	20,900	456,665
Investors Real Estate Trust(a)	23,454	222,813
iStar Financial, Inc.*	27,723	254,497
Kilroy Realty Corp.	15,584	605,127
Kite Realty Group Trust	16,607	88,183
LaSalle Hotel Properties	21,404	577,908
Lexington Realty Trust(a)	31,568	295,161
LTC Properties, Inc.	8,166	231,424
Medical Properties Trust, Inc.	32,075	371,108
MFA Financial, Inc.	98,090	804,338
Mid-America Apartment Communities, Inc.	10,251	658,114
Mission West Properties, Inc.	7,011	46,062
Monmouth Real Estate Investment Corp., Class A	9,220	75,696
MPG Office Trust, Inc.*(a)	14,717	54,600
National Health Investors, Inc.	6,987	334,817
National Retail Properties, Inc.	23,784	621,476
Newcastle Investment Corp.*	22,452	135,610
NorthStar Realty Finance Corp.(a)	23,140	123,799
Omega Healthcare Investors, Inc.	27,856	622,303
One Liberty Properties, Inc.	3,301	49,779
Parkway Properties, Inc.	7,218	122,706
Pebblebrook Hotel Trust	10,980	243,207
Pennsylvania Real Estate Investment Trust	16,606	236,968
Pennymac Mortgage Investment Trust	8,550	157,234
Post Properties, Inc.	14,006	549,736
Potlatch Corp.	11,422	459,164
PS Business Parks, Inc.	5,411	313,513
RAIT Financial Trust(a)	33,702	82,907
Ramco-Gershenson Properties Trust	11,262	141,113
Redwood Trust, Inc.	23,213	360,962
Resource Capital Corp.	14,928	98,376
Retail Opportunity Investments Corp.	12,412	135,787
Sabra Health Care REIT, Inc.	7,389	130,120
Saul Centers, Inc.	1,975	87,986
Sovran Self Storage, Inc.	7,992	316,084
Starwood Property Trust, Inc.	20,724	462,145
Strategic Hotels & Resorts, Inc.*	41,119	265,218
Sun Communities, Inc.	6,018	214,542
Sunstone Hotel Investors, Inc.*	35,486	361,602
Tanger Factory Outlet Centers	23,129	606,905
Terreno Realty Corp.*	4,051	69,799
Two Harbors Investment Corp.	19,687	206,123
UMH Properties, Inc.	3,935	39,114
Universal Health Realty Income Trust	3,400	137,802
Urstadt Biddle Properties, Inc., Class A	6,279	119,427
U-Store-It Trust	28,240	297,085
Walter Investment Management Corp.	7,649	123,378
Washington Real Estate Investment Trust	18,419	572,647
Winthrop Realty Trust	7,785	95,366

		28,456,355

Real Estate Management & Development 0.1%
Avatar Holdings, Inc.*	2,804	55,491
Consolidated-Tomoka Land Co.(a)	1,731	56,084
Forestar Group, Inc.*	10,699	203,495
Kennedy-Wilson Holdings, Inc.*	6,382	69,309
Tejon Ranch Co.*	3,902	143,359
Thomas Properties Group, Inc.*(a)	11,216	37,574

		565,312

Road & Rail 1.1%
Amerco, Inc.*	2,504	242,888
Arkansas Best Corp.	7,508	194,607
Avis Budget Group, Inc.*	30,021	537,676
Celadon Group, Inc.*	6,314	102,539
Dollar Thrifty Automotive Group, Inc.*	8,342	556,662
Genesee & Wyoming, Inc., Class A*	11,259	655,274
Heartland Express, Inc.	14,393	252,741
Knight Transportation, Inc.	17,113	329,425
Marten Transport Ltd.	4,506	100,484
Old Dominion Freight Line, Inc.*	12,150	426,343
Patriot Transportation Holding, Inc.*	1,437	38,440
RailAmerica, Inc.*	7,118	121,291
Roadrunner Transportation Systems, Inc.*	3,246	48,690
Saia, Inc.*	4,865	79,737
USA Truck, Inc.*	2,550	33,150
Werner Enterprises, Inc.	12,314	325,952

		4,045,899

Semiconductors & Semiconductor Equipment 3.8%
Advanced Analogic Technologies, Inc.*	13,000	49,140
Advanced Energy Industries, Inc.*	10,777	176,204
Amkor Technology, Inc.*	30,780	207,457
Anadigics, Inc.*	19,100	85,568
Applied Micro Circuits Corp.*	19,217	199,472
ATMI, Inc.*	9,245	174,545
Axcelis Technologies, Inc.*(a)	32,088	85,033
AXT, Inc.*(a)	9,640	69,119
Brooks Automation, Inc.*	19,355	265,744
Cabot Microelectronics Corp.*(a)	6,857	358,278
Cavium Networks, Inc.*(a)	13,576	609,970
Ceva, Inc.*	6,760	180,695
Cirrus Logic, Inc.*	20,097	422,640
Cohu, Inc.	7,100	109,056
Conexant Systems, Inc.*	24,249	57,713
Cymer, Inc.*	8,746	494,849
Diodes, Inc.*	9,944	338,693

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
DSP Group, Inc.*	6,900	$53,130
Energy Conversion Devices, Inc.*(a)	17,134	38,723
Entegris, Inc.*	38,577	338,320
Entropic Communications, Inc.*(a)	19,697	166,440
Evergreen Solar, Inc.*(a)	9,434	12,736
Exar Corp.*	11,175	67,273
FEI Co.*	11,072	373,348
FormFactor, Inc.*	14,700	151,410
FSI International, Inc.*	13,038	57,106
GSI Technology, Inc.*	6,107	55,513
GT Solar International, Inc.*	15,757	167,970
Hittite Microwave Corp.*	7,787	496,577
Integrated Device Technology, Inc.*	44,769	329,947
Integrated Silicon Solution, Inc.*	7,735	71,703
IXYS Corp.*	7,200	96,696
Kopin Corp.*	20,102	92,268
Kulicke & Soffa Industries, Inc.*	20,602	192,629
Lattice Semiconductor Corp.*	34,252	202,087
LTX-Credence Corp.*	14,448	131,910
Mattson Technology, Inc.*(a)	15,254	37,220
Micrel, Inc.	14,895	200,785
Microsemi Corp.*	23,915	495,280
Mindspeed Technologies, Inc.*(a)	9,309	78,754
MIPS Technologies, Inc.*	14,987	157,214
MKS Instruments, Inc.	14,809	493,140
Monolithic Power Systems, Inc.*	9,488	134,635
MoSys, Inc.*	10,805	64,938
Nanometrics, Inc.*	5,422	98,084
Netlogic Microsystems, Inc.*(a)	18,149	762,621
NVE Corp.*	1,411	79,496
OmniVision Technologies, Inc.*	16,255	577,540
PDF Solutions, Inc.*	7,291	48,485
Pericom Semiconductor Corp.*	7,600	78,812
Photronics, Inc.*	16,079	144,229
PLX Technology, Inc.*	11,514	42,026
Power Integrations, Inc.	7,172	274,903
RF Micro Devices, Inc.*	78,781	504,986
Rubicon Technology, Inc.*(a)	5,059	140,033
Rudolph Technologies, Inc.*	9,480	103,711
Semtech Corp.*	18,020	450,860
Sigma Designs, Inc.*	9,233	119,567
Silicon Image, Inc.*	23,119	207,377
Spansion, Inc., Class A*	4,264	79,609
Standard Microsystems Corp.*	6,600	162,756
Supertex, Inc.*	2,940	65,503
Tessera Technologies, Inc.*	14,750	269,335
Trident Microsystems, Inc.*	21,973	25,269
TriQuint Semiconductor, Inc.*	45,376	585,804
Ultra Clean Holdings, Inc.*	6,627	68,523
Ultratech, Inc.*	7,136	209,798
Veeco Instruments, Inc.*(a)	11,808	600,319
Volterra Semiconductor Corp.*	7,272	180,564
Zoran Corp.*	15,121	157,107

		14,679,245

Software 4.5%
Accelrys, Inc.*	16,859	134,872
ACI Worldwide, Inc.*	9,890	324,392
Actuate Corp.*	13,500	70,200
Advent Software, Inc.*	9,128	261,700
American Software, Inc., Class A	7,266	53,623
Ariba, Inc.*	26,347	899,487
Aspen Technology, Inc.*	18,320	274,617
Blackbaud, Inc.	13,133	357,743
Blackboard, Inc.*(a)	9,938	360,153
Bottomline Technologies, Inc.*	9,937	249,816
BroadSoft, Inc.*	2,311	110,212
CDC Corp., Class A*	9,826	25,056
CommVault Systems, Inc.*	12,644	504,243
Concur Technologies, Inc.*	11,683	647,822
Deltek, Inc.*	6,020	45,752
DemandTec, Inc.*	5,936	78,118
Digimarc Corp.*(a)	2,193	63,378
Ebix, Inc.*(a)	9,048	213,985
Epicor Software Corp.*	14,380	159,187
EPIQ Systems, Inc.	9,700	139,292
Fair Isaac Corp.	12,366	390,889
FalconStor Software, Inc.*	11,196	50,942
Fortinet, Inc.*	12,758	561,352
Interactive Intelligence, Inc.*	4,056	157,008
JDA Software Group, Inc.*	12,887	389,961
Kenexa Corp.*	6,800	187,612
Lawson Software, Inc.*	40,320	487,872
Magma Design Automation, Inc.*	20,239	138,030
Manhattan Associates, Inc.*	6,644	217,392
Mentor Graphics Corp.*	32,530	475,914
MicroStrategy, Inc., Class A*	2,433	327,190
Monotype Imaging Holdings, Inc.*	6,821	98,904
Netscout Systems, Inc.*	9,023	246,508
NetSuite, Inc.*	5,411	157,352
Opnet Technologies, Inc.	4,033	157,247
Parametric Technology Corp.*	33,623	756,181
Pegasystems, Inc.(a)	4,732	179,532
Progress Software Corp.*	19,462	566,150
PROS Holdings, Inc.*	5,880	85,672
QLIK Technologies, Inc.*	3,947	102,622
Quest Software, Inc.*	17,249	437,952
Radiant Systems, Inc.*	10,086	178,522
RealD Inc.*(a)	4,639	126,923
RealPage, Inc.*	4,477	124,147
Renaissance Learning, Inc.	3,954	46,459
Rosetta Stone, Inc.*(a)	3,084	40,740
S1 Corp.*	15,449	103,199
Smith Micro Software, Inc.*	8,996	84,203
SolarWinds, Inc.*	10,918	256,136
Sourcefire, Inc.*	8,084	222,391
SRS Labs, Inc.*	3,846	32,845
SS&C Technologies Holdings, Inc.*	3,639	74,308
SuccessFactors, Inc.*	19,750	772,027
Synchronoss Technologies, Inc.*	6,771	235,292
Take-Two Interactive Software, Inc.*	20,953	322,048
Taleo Corp., Class A*	11,762	419,315
TeleCommunication Systems, Inc., Class A*	13,472	55,505
THQ Inc.*	20,033	91,350
TIBCO Software, Inc.*	48,096	1,310,616
TiVo, Inc.*	33,983	297,691
Tyler Technologies, Inc.*	8,483	201,132
Ultimate Software Group, Inc.*	7,301	428,934
VASCO Data Security International, Inc.*	8,139	111,748

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
VirnetX Holding Corp.(a)	10,385	$206,765
Wave Systems Corp., Class A*(a)	23,959	74,992
Websense, Inc.*(a)	12,059	276,995

		17,240,213

Specialty Retail 2.9%
America’s Car-Mart, Inc.*	3,013	77,675
Ann, Inc.*	16,055	467,361
Asbury Automotive Group, Inc.*	8,547	158,034
Ascena Retail Group, Inc.*	17,296	560,563
Barnes & Noble, Inc.(a)	11,636	106,935
Bebe Stores, Inc.	9,788	57,260
Big 5 Sporting Goods Corp.	6,500	77,480
Brown Shoe Co., Inc.	12,751	155,817
Buckle, Inc. (The)(a)	7,647	308,939
Build-A-Bear Workshop, Inc.*	5,100	30,855
Cabela’s, Inc.*	11,700	292,617
Casual Male Retail Group, Inc.*(a)	12,980	63,732
Cato Corp. (The), Class A	8,174	200,263
Charming Shoppes, Inc.*	34,417	146,616
Childrens Place Retail Stores, Inc. (The)*	7,646	381,000
Christopher & Banks Corp.	10,900	70,632
Citi Trends, Inc.*	4,400	98,076
Coldwater Creek, Inc.*	18,075	47,718
Collective Brands, Inc.*	18,244	393,705
Destination Maternity Corp.	3,214	74,147
DSW, Inc., Class A*	4,175	166,833
Express, Inc.	4,701	91,858
Finish Line, Inc. (The), Class A	14,922	296,202
Genesco, Inc.*	7,045	283,209
Group 1 Automotive, Inc.(a)	7,155	306,234
Haverty Furniture Cos., Inc.	5,483	72,705
hhgregg, Inc.*(a)	3,877	51,913
Hibbett Sports, Inc.*	8,473	303,418
HOT Topic, Inc.	13,249	75,519
Jos. A. Bank Clothiers, Inc.*	8,154	414,876
Kirkland’s, Inc.*	4,987	76,999
Lithia Motors, Inc., Class A	6,374	92,933
Lumber Liquidators Holdings, Inc.*(a)	6,534	163,285
MarineMax, Inc.*	6,799	67,038
Men’s Wearhouse, Inc. (The)	15,436	417,698
Midas, Inc.*	4,194	32,168
Monro Muffler Brake, Inc.	8,718	287,520
OfficeMax, Inc.*	24,910	322,335
Pacific Sunwear of California, Inc.*(a)	19,900	71,839
Penske Automotive Group, Inc.*	13,044	261,141
PEP Boys-Manny Moe & Jack	15,489	196,865
Pier 1 Imports, Inc.*	30,332	307,870
Rent-A-Center, Inc.	19,263	672,471
Rue21, Inc.*	4,520	130,176
Sally Beauty Holdings, Inc.*	27,704	388,133
Select Comfort Corp.*	16,069	193,792
Shoe Carnival, Inc.*(a)	2,800	78,540
Sonic Automotive, Inc., Class A	11,787	165,136
Stage Stores, Inc.	10,948	210,421
Stein Mart, Inc.	8,214	83,044
Systemax, Inc.*	3,255	44,008
Talbots, Inc.*(a)	20,388	123,143
Ulta Salon Cosmetics & Fragrance, Inc.*	9,282	446,743
Vitamin Shoppe, Inc.*	4,699	158,967
West Marine, Inc.*	4,589	47,863
Wet Seal, Inc. (The), Class A*	30,454	130,343
Zumiez, Inc.*	6,100	161,223

		11,163,886

Textiles, Apparel & Luxury Goods 2.0%
Carter’s, Inc.*	17,269	494,411
Cherokee, Inc.(a)	2,537	43,789
Columbia Sportswear Co.	3,287	195,314
CROCS, Inc.*	25,188	449,354
Deckers Outdoor Corp.*	11,247	968,929
G-III Apparel Group Ltd.*	4,593	172,605
Iconix Brand Group, Inc.*	21,225	455,913
Joe’s Jeans, Inc.*(a)	13,416	14,221
Jones Group, Inc. (The)	25,718	353,622
Kenneth Cole Productions, Inc., Class A*	2,668	34,604
K-Swiss, Inc., Class A*	7,874	88,740
Liz Claiborne, Inc.*(a)	27,796	149,820
Maidenform Brands, Inc.*	6,712	191,762
Movado Group, Inc.*	4,761	69,891
Oxford Industries, Inc.	4,204	143,735
Perry Ellis International, Inc.*	3,441	94,696
Quiksilver, Inc.*	38,769	171,359
RG Barry Corp.	2,929	38,341
Skechers U.S.A., Inc., Class A*	9,987	205,133
Steven Madden Ltd.*	7,187	337,286
Timberland Co. (The), Class A*	11,461	473,225
True Religion Apparel, Inc.*	7,523	176,565
Under Armour, Inc., Class A*	10,233	696,356
Unifi, Inc.*	4,304	73,168
Vera Bradley, Inc.*	3,788	159,891
Volcom, Inc.	5,700	105,621
Warnaco Group, Inc. (The)*	12,957	741,011
Wolverine World Wide, Inc.(a)	14,547	542,312

		7,641,674

Thrifts & Mortgage Finance 1.2%
Abington Bancorp, Inc.	6,600	80,718
Astoria Financial Corp.	25,622	368,188
Bank Mutual Corp.	14,018	59,296
BankFinancial Corp.(a)	6,195	56,932
Beneficial Mutual Bancorp, Inc.*	10,116	87,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Berkshire Hills Bancorp, Inc.	4,200	$87,570
Brookline Bancorp, Inc.	10,492	110,481
Dime Community Bancshares	7,800	115,128
ESB Financial Corp.(a)	2,900	42,833
ESSA Bancorp, Inc.	4,790	63,228
Federal Agricultural Mortgage Corp., Class C(a)	2,919	55,782
First Financial Holdings, Inc.	5,050	57,116
Flagstar Bancorp, Inc.*	24,415	36,622
Flushing Financial Corp.	9,192	136,961
Home Federal Bancorp, Inc.	5,100	60,078
Kearny Financial Corp.	4,473	44,864
Meridian Interstate Bancorp, Inc.*	3,017	42,389
MGIC Investment Corp.*	58,086	516,385
NewAlliance Bancshares, Inc.	31,444	466,629
Northwest Bancshares, Inc.	32,450	406,923
OceanFirst Financial Corp.	4,446	62,022
Ocwen Financial Corp.*	21,619	238,241
Oritani Financial Corp.	16,355	207,381
PMI Group, Inc. (The)*	42,124	113,735
Provident Financial Services, Inc.(a)	17,401	257,535
Provident New York Bancorp	11,605	119,764
Radian Group, Inc.	38,919	265,038
Rockville Financial, Inc.(a)	3,943	41,130
Roma Financial Corp.	2,687	29,745
Territorial Bancorp, Inc.	3,684	73,385
Trustco Bank Corp.	22,524	133,567
United Financial Bancorp, Inc.	5,223	86,232
ViewPoint Financial Group	4,439	57,707
Westfield Financial, Inc.	9,190	83,261
WSFS Financial Corp.	1,849	87,088

		4,751,154

Tobacco 0.2%
Alliance One International, Inc.*	26,145	105,103
Star Scientific, Inc.*(a)	29,340	133,203
Universal Corp.	6,979	303,866
Vector Group Ltd.(a)	13,447	232,499

		774,671

Trading Companies & Distributors 1.0%
Aceto Corp.	7,952	63,377
Aircastle Ltd.	14,963	180,603
Applied Industrial Technologies, Inc.	12,075	401,614
Beacon Roofing Supply, Inc.*	13,557	277,512
CAI International, Inc.*	3,513	90,846
DXP Enterprises, Inc.*	2,575	59,431
H&E Equipment Services, Inc.*	8,386	163,611
Houston Wire & Cable Co.	5,300	77,486
Interline Brands, Inc.*	9,954	203,062
Kaman Corp.	7,605	267,696
RSC Holdings, Inc.*	14,597	209,905
Rush Enterprises, Inc., Class A*	9,502	188,140
TAL International Group, Inc.	4,926	178,666
Textainer Group Holdings Ltd.(a)	2,841	105,572
Titan Machinery, Inc.*	4,023	101,581
United Rentals, Inc.*	17,747	590,620
Watsco, Inc.	7,905	551,057

		3,710,779

Water Utilities 0.2%
American States Water Co.	5,431	194,756
Artesian Resources Corp., Class A	2,496	48,647
Cadiz, Inc.*(a)	4,084	49,784
California Water Service Group	5,506	204,658
Connecticut Water Service, Inc.(a)	2,868	75,572
Consolidated Water Co. Ltd.	4,562	49,726
Middlesex Water Co.	5,156	93,787
SJW Corp.	3,923	90,817
York Water Co. (The)	4,300	74,863

		882,610

Wireless Telecommunication Services 0.1%
FiberTower Corp.*	13,978	28,096
ICO Global Communications Holdings Ltd.*	27,976	74,696
NTELOS Holdings Corp.	8,718	160,498
Shenandoah Telecommunications Co.	7,028	126,926
USA Mobility, Inc.	6,529	94,605

		484,821

Total Common Stocks (cost $313,460,908)		371,730,791

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Greenhunter Energy, Inc., expiring 9/16/2011*(c)	100	0

Total Warrant (cost $–)		0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Mutual Fund 2.8%

	Shares	Market Value
Money Market Fund 2.8%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(d)	10,730,670	$10,730,670

Total Mutual Fund (cost $10,730,670)		10,730,670

Repurchase Agreements 7.6%

	Principal Amount	Market Value
Morgan Stanley, 0.18%, dated 03/31/2011, due 04/01/2011, repurchase price $15,000,075, collateralized by U.S. Government Agency Mortgages Securities ranging from 0.00% - 10.00%, maturing 06/01/2013 - 04/01/2041; total market value of $15,300,000.(e)	$15,000,000	$15,000,000
Goldman Sachs & Co., 0.14%, dated 03/31/2011, due 04/01/2011, repurchase price $14,166,296, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 6.00%, maturing 07/20/2018 - 03/20/2041; total market value $14,449,565.(e)	14,166,241	14,166,241

Total Repurchase Agreements (cost $29,166,241)		29,166,241

Total Investments (cost $353,357,819) (f) — 107.5%		411,627,702
Liabilities in excess of other assets — (7.5)%		(28,858,145)

NET ASSETS — 100.0%		$382,769,557

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $28,327,769.
(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(c)	Fair Valued Security.
(d)	Represents 7-day effective yield as of March 31, 2011.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2011, was $29,166,241.
(f)	At March 31, 2011, the tax basis cost of the Fund’s investments was $361,411,136, tax unrealized appreciation and depreciation were $87,691,555 and $(37,474,989), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

At March 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
133	Russell 2000 Mini Index	06/17/11	$11,194,610	$356,223

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,813,716	$—	$—	$6,813,716
Air Freight & Logistics	1,436,972	—	—	1,436,972
Airlines	2,496,715	—	—	2,496,715
Auto Components	3,495,750	—	—	3,495,750
Automobiles	120,624	—	—	120,624
Beverages	574,914	—	—	574,914
Biotechnology	12,457,019	—	—	12,457,019
Building Products	2,331,202	—	—	2,331,202
Capital Markets	8,750,845	—	—	8,750,845
Chemicals	9,558,204	—	—	9,558,204
Commercial Banks	20,137,155	—	—	20,137,155
Commercial Services & Supplies	9,190,615	—	—	9,190,615
Communications Equipment	11,391,123	—	—	11,391,123
Computers & Peripherals	2,543,771	—	—	2,543,771
Construction & Engineering	3,010,865	—	—	3,010,865
Construction Materials	416,258	—	—	416,258
Consumer Finance	2,210,894	—	—	2,210,894
Containers & Packaging	1,913,122	—	—	1,913,122
Distributors	563,204	—	—	563,204
Diversified Consumer Services	3,994,607	—	—	3,994,607
Diversified Financial Services	1,621,101	—	—	1,621,101
Diversified Telecommunication Services	2,442,087	—	—	2,442,087
Electric Utilities	4,569,851	—	—	4,569,851
Electrical Equipment	6,485,371	—	—	6,485,371
Electronic Equipment, Instruments & Components	9,638,660	—	—	9,638,660
Energy Equipment & Services	8,988,103	—	—	8,988,103
Food & Staples Retailing	3,128,767	—	—	3,128,767
Food Products	4,565,407	—	—	4,565,407
Gas Utilities	4,034,695	—	—	4,034,695
Health Care Equipment & Supplies	11,865,396	—	—	11,865,396
Health Care Providers & Services	12,508,297	—	—	12,508,297
Health Care Technology	1,775,381	—	—	1,775,381
Hotels, Restaurants & Leisure	8,431,207	—	—	8,431,207
Household Durables	2,551,630	—	—	2,551,630
Household Products	551,888	—	—	551,888
Independent Power Producers & Energy Traders	173,033	—	—	173,033

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Industrial Conglomerates	816,080	—	—	816,080
Information Technology Services	7,884,689	—	—	7,884,689
Insurance	8,851,378	—	—	8,851,378
Internet & Catalog Retail	1,498,071	—	12,520	1,510,591
Internet Software & Services	8,257,425	—	—	8,257,425
Leisure Equipment & Products	2,514,453	—	—	2,514,453
Life Sciences Tools & Services	2,432,248	—	—	2,432,248
Machinery	12,740,398	—	—	12,740,398
Marine	345,350	—	—	345,350
Media	4,267,070	—	—	4,267,070
Metals & Mining	7,518,239	—	—	7,518,239
Multiline Retail	1,562,135	—	—	1,562,135
Multi-Utilities	1,304,400	—	—	1,304,400
Oil, Gas & Consumable Fuels	17,647,137	—	—	17,647,137
Paper & Forest Products	2,027,214	—	—	2,027,214
Personal Products	1,202,869	—	—	1,202,869
Pharmaceuticals	5,118,183	—	—	5,118,183
Professional Services	4,595,864	—	—	4,595,864
Real Estate Investment Trusts (REITs)	28,456,355	—	—	28,456,355
Real Estate Management & Development	565,312	—	—	565,312
Road & Rail	4,045,899	—	—	4,045,899
Semiconductors & Semiconductor Equipment	14,679,245	—	—	14,679,245
Software	17,240,213	—	—	17,240,213
Specialty Retail	11,163,886	—	—	11,163,886
Textiles, Apparel & Luxury Goods	7,641,674	—	—	7,641,674
Thrifts & Mortgage Finance	4,751,154	—	—	4,751,154
Tobacco	774,671	—	—	774,671
Trading Companies & Distributors	3,710,779	—	—	3,710,779
Water Utilities	882,610	—	—	882,610
Wireless Telecommunication Services	484,821	—	—	484,821

Total Common Stocks	$371,718,271	$—	$12,520	$371,730,791

Futures Contracts	356,223	—	—	356,223
Mutual Fund	10,730,670	—	—	10,730,670
Repurchase Agreements	—	29,166,241	—	29,166,241
Warrant	—	—	—	—

Total	$382,805,164	$29,166,241	$12,520	$411,983,925

Amounts designated as ‘‘—’’, which may include fair valued securities, are zero or have been rounded to zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$25,040	$25,040
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(12,520)	(12,520)
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/11	$12,520	$12,520

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$(12,520)	$(12,520)

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts. Futures Contracts The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Small Cap Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2011

Assets:		Fair Value
Futures-Equity contracts	Unrealized appreciation from futures contracts	$356,223

Total		$356,223

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments

March 31, 2011 (Unaudited)

NVIT Worldwide Leaders Fund

(Formerly Gartmore NVIT Worldwide Leaders Fund)

Common Stocks 95.6%

	Shares	Market Value
BELGIUM 1.5%
Beverages 1.5%
Anheuser-Busch InBev NV	5,813	$331,410

BRAZIL 5.7%
Commercial Banks 1.6%
Banco Bradesco SA, ADR	17,031	353,393

Oil, Gas & Consumable Fuels 4.1%
Petroleo Brasileiro SA - Preference Shares, ADR	25,490	905,915

		1,259,308

FRANCE 4.0%
Auto Components 2.8%
Compagnie Generale des Etablissements Michelin, Class B	7,280	614,058

Information Technology Services 1.2%
Cap Gemini SA	4,823	280,039

		894,097

GERMANY 9.3%
Automobiles 3.2%
Daimler AG REG*	9,840	693,351

Industrial Conglomerates 2.4%
Siemens AG REG	3,928	537,306

Pharmaceuticals 3.7%
Bayer AG REG	10,610	819,760

		2,050,417

HONG KONG 3.8%
Industrial Conglomerates 2.3%
Hutchison Whampoa Ltd.	43,000	508,877

Real Estate Management & Development 1.5%
Sun Hung Kai Properties Ltd.	21,000	332,557

		841,434

IRELAND 2.1%
Information Technology Services 2.1%
Accenture PLC, Class A	8,509	467,740

ISRAEL 1.5%
Pharmaceuticals 1.5%
Teva Pharmaceutical Industries Ltd., ADR	6,697	335,988

JAPAN 10.1%
Automobiles 2.1%
Toyota Motor Corp.	11,800	468,274

Computers & Peripherals 2.0%
Toshiba Corp.	90,000	440,064

Electrical Equipment 1.9%
Nidec Corp.	4,800	415,729

Household Durables 0.9%
Sony Corp.	6,400	204,135

Trading Companies & Distributors 3.2%
Mitsubishi Corp.	25,800	715,393

		2,243,595

SOUTH KOREA 1.8%
Auto Components 1.8%
Hyundai Mobis	1,307	389,681

SWEDEN 1.3%
Communications Equipment 1.3%
Telefonaktiebolaget LM Ericsson, Class B	21,814	280,656

SWITZERLAND 4.4%
Capital Markets 1.2%
Julius Baer Group Ltd.	6,180	267,554

Electrical Equipment 1.2%
ABB Ltd. REG*	11,521	276,653

Pharmaceuticals 2.0%
Novartis AG REG	8,100	438,623

		982,830

UNITED KINGDOM 15.2%
Food Products 3.1%
Unilever PLC	22,500	685,456

Hotels, Restaurants & Leisure 1.5%
Compass Group PLC	37,038	332,928

Metals & Mining 2.9%
Rio Tinto PLC	8,950	632,750

Multi-Utilities 3.0%
Centrica PLC	128,300	669,060

Wireless Telecommunication Services 4.7%
Vodafone Group PLC	368,100	1,049,016

		3,369,210

UNITED STATES 34.9%
Beverages 2.9%
PepsiCo, Inc.	9,810	631,862

Capital Markets 2.5%
Goldman Sachs Group, Inc. (The)	3,460	548,306

Chemicals 2.2%
Praxair, Inc.	4,810	488,696

Commercial Banks 2.2%
PNC Financial Services Group, Inc.	7,560	476,205

Computers & Peripherals 3.0%
Apple, Inc.*	1,920	669,024

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Worldwide Leaders Fund

(Formerly Gartmore NVIT Worldwide Leaders Fund)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Diversified Financial Services 6.3%
Citigroup, Inc.*	161,950	$715,819
JPMorgan Chase & Co.	14,926	688,089

		1,403,908

Electronic Equipment, Instruments & Components 1.9%
Corning, Inc.	20,300	418,789

Health Care Providers & Services 2.0%
Medco Health Solutions, Inc.*	8,039	451,470

Internet Software & Services 2.9%
Google, Inc., Class A*	1,100	644,831

Media 2.0%
DIRECTV Group, Inc. (The), Class A*	9,545	446,706

Oil, Gas & Consumable Fuels 3.6%
Occidental Petroleum Corp.	7,600	794,124

Semiconductors & Semiconductor Equipment 1.9%
Broadcom Corp., Class A	10,779	424,477

Software 1.5%
Rovi Corp.*	6,200	332,630

		7,731,028

Total Common Stocks (cost $19,320,662)		21,177,394

Mutual Fund 4.7%

	Shares	Market Value
Money Market Fund 4.7%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(a)	1,050,655	1,050,655

Total Mutual Fund (cost $1,050,655)		1,050,655

Total Investments (cost $20,371,317) (b) — 100.3%		22,228,049
Liabilities in excess of other assets — (0.3)%		(59,770)

NET ASSETS — 100.0%		$22,168,279

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $20,436,758, tax unrealized appreciation and depreciation were $2,084,748 and $(293,457), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

NVIT Worldwide Leaders Fund

(Formerly Gartmore NVIT Worldwide Leaders Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$1,003,739	$—	$1,003,739
Automobiles	—	1,161,625	—	1,161,625
Beverages	631,862	331,410	—	963,272
Capital Markets	548,306	267,554	—	815,860
Chemicals	488,696	—	—	488,696
Commercial Banks	829,598	—	—	829,598
Communications Equipment	—	280,656	—	280,656
Computers & Peripherals	669,024	440,064	—	1,109,088
Diversified Financial Services	1,403,908	—	—	1,403,908
Electrical Equipment	—	692,382	—	692,382
Electronic Equipment, Instruments & Components	418,789	—	—	418,789
Food Products	—	685,456	—	685,456
Health Care Providers & Services	451,470	—	—	451,470
Hotels, Restaurants & Leisure	—	332,928	—	332,928
Household Durables	—	204,135	—	204,135
Industrial Conglomerates	—	1,046,183	—	1,046,183
Information Technology Services	467,740	280,039	—	747,779
Internet Software & Services	644,831	—	—	644,831
Media	446,706	—	—	446,706
Metals & Mining	—	632,750	—	632,750
Multi-Utilities	—	669,060	—	669,060
Oil, Gas & Consumable Fuels	1,700,039	—	—	1,700,039
Pharmaceuticals	335,988	1,258,383	—	1,594,371
Real Estate Management & Development	—	332,557	—	332,557
Semiconductors & Semiconductor Equipment	424,477	—	—	424,477
Software	332,630	—	—	332,630
Trading Companies & Distributors	—	715,393	—	715,393
Wireless Telecommunication Services	—	1,049,016	—	1,049,016

Total Common Stocks	$9,794,064	$11,383,330	$—	$21,177,394

Mutual Fund	1,050,655	—	—	1,050,655

Total	$10,844,719	$11,383,330	$—	$22,228,049

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Oppenheimer NVIT Large Cap Growth Fund

Common Stocks 99.4%

	Shares	Market Value
Aerospace & Defense 2.4%
Goodrich Corp.	267,695	$22,895,953
United Technologies Corp.	203,490	17,225,429

		40,121,382

Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	277,380	20,614,882

Auto Components 0.9%
Johnson Controls, Inc.	359,420	14,941,089

Beverages 1.4%
Brown-Forman Corp., Class B	94,530	6,456,399
Coca-Cola Co. (The)	246,690	16,367,882

		22,824,281

Biotechnology 0.9%
Celgene Corp.*	246,140	14,160,434

Capital Markets 0.5%
Charles Schwab Corp. (The)	433,070	7,808,252

Chemicals 2.5%
Ecolab, Inc.	318,290	16,239,156
Praxair, Inc.	249,930	25,392,888

		41,632,044

Commercial Banks 2.5%
Standard Chartered PLC	187,620	4,866,656
U.S. Bancorp	548,020	14,484,168
Wells Fargo & Co.	700,410	22,202,997

		41,553,821

Communications Equipment 7.3%
Cisco Systems, Inc.	1,346,030	23,084,414
Juniper Networks, Inc.*	801,890	33,743,531
QUALCOMM, Inc.	1,157,985	63,492,318

		120,320,263

Computers & Peripherals 5.0%
Apple, Inc.*	234,845	81,831,740

Diversified Financial Services 2.3%
BM&F Bovespa SA	1,715,240	12,449,450
IntercontinentalExchange, Inc.*	64,435	7,960,300
JPMorgan Chase & Co.	391,410	18,044,001

		38,453,751

Electrical Equipment 2.8%
ABB Ltd. REG *	796,551	19,127,549
Emerson Electric Co.	467,660	27,325,374

		46,452,923

Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	1,196,500	24,683,795

Energy Equipment & Services 3.5%
Halliburton Co.	534,615	26,645,212
Schlumberger Ltd.	338,435	31,562,448

		58,207,660

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	316,290	23,190,383

Food Products 3.3%
General Mills, Inc.	444,553	16,248,412
Nestle SA REG	392,459	22,474,219
Unilever NV CVA	489,506	15,337,504

		54,060,135

Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	360,045	19,359,620
Stryker Corp.	318,435	19,360,848

		38,720,468

Health Care Providers & Services 1.8%
Express Scripts, Inc.*	319,655	17,776,015
Medco Health Solutions, Inc.*	222,695	12,506,551

		30,282,566

Hotels, Restaurants & Leisure 1.5%
McDonald’s Corp.	329,605	25,079,644

Household Products 1.3%
Colgate-Palmolive Co.	263,220	21,257,647

Information Technology Services 3.4%
Cognizant Technology Solutions Corp., Class A*	285,150	23,211,210
International Business Machines Corp.	97,010	15,819,421
Visa, Inc., Class A	228,035	16,787,936

		55,818,567

Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	115,650	20,832,035

Internet Software & Services 4.8%
eBay, Inc.*	684,040	21,232,602
Google, Inc., Class A*	96,815	56,753,921

		77,986,523

Life Sciences Tools & Services 2.4%
Mettler-Toledo International, Inc.*	75,220	12,937,840
Thermo Fisher Scientific, Inc.*	460,945	25,605,495

		38,543,335

Machinery 7.9%
Caterpillar, Inc.	280,140	31,193,589
Danaher Corp.	437,270	22,694,313
Deere & Co.	198,250	19,208,442
Joy Global, Inc.	280,890	27,754,741
Parker Hannifin Corp.	311,120	29,456,842

		130,307,927

Media 2.2%
McGraw-Hill Cos., Inc. (The)	242,565	9,557,061
Walt Disney Co. (The)	607,105	26,160,154

		35,717,215

Metals & Mining 1.8%
Barrick Gold Corp.	256,980	13,339,832
Freeport-McMoRan Copper & Gold, Inc.	292,750	16,262,262

		29,602,094

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Oppenheimer NVIT Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels 7.6%
Chevron Corp.	247,810	$26,622,228
ConocoPhillips	445,470	35,575,234
EOG Resources, Inc.	196,310	23,264,698
Occidental Petroleum Corp.	375,475	39,233,383

		124,695,543

Pharmaceuticals 5.5%
Allergan, Inc.	383,145	27,210,958
Bristol-Myers Squibb Co.	721,030	19,056,823
Novo Nordisk AS, Class B	220,087	27,639,095
Roche Holding AG	109,514	15,634,808

		89,541,684

Road & Rail 1.4%
Union Pacific Corp.	226,740	22,295,344

Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A	604,720	23,813,874

Software 5.4%
Intuit, Inc.*	427,870	22,719,897
Oracle Corp.	1,424,855	47,547,411
VMware, Inc., Class A*	227,220	18,527,519

		88,794,827

Specialty Retail 3.4%
Bed Bath & Beyond, Inc.*	264,595	12,772,001
O’Reilly Automotive, Inc.*	258,780	14,869,499
Tiffany & Co.	161,690	9,934,233

TJX Cos., Inc.	362,560	18,030,109

		55,605,842

Textiles, Apparel & Luxury Goods 3.2%
Coach, Inc.	383,280	19,945,891
NIKE, Inc., Class B	230,715	17,465,125
Polo Ralph Lauren Corp.	126,615	15,655,945

		53,066,961

Wireless Telecommunication Services 1.1%
NII Holdings, Inc.*	424,300	17,680,581

Total Common Stocks (cost $1,551,670,487)		1,630,499,512

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Invesco Liquid Assets Portfolio-Institutional Class, 0.16%(a)	6,368,823	$6,368,823

Total Mutual Fund (cost $6,368,823)		6,368,823

Total Investments (cost $1,558,039,310) (b) — 99.8%		1,636,868,335

Other assets in excess of liabilities — 0.2%		3,903,910

NET ASSETS — 100.0%	$	1,640,772,245

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $1,559,334,850, tax unrealized appreciation and depreciation were $102,503,963 and $(24,970,478), respectively.

AG	Stock Corporation
AS	Stock Corporation
CVA	Dutch Certificate
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Oppenheimer NVIT Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$40,121,382	$—	$—	$40,121,382
Air Freight & Logistics	20,614,882	—	—	20,614,882
Auto Components	14,941,089	—	—	14,941,089
Beverages	22,824,281	—	—	22,824,281
Biotechnology	14,160,434	—	—	14,160,434
Capital Markets	7,808,252	—	—	7,808,252
Chemicals	41,632,044	—	—	41,632,044
Commercial Banks	36,687,165	4,866,656	—	41,553,821
Communications Equipment	120,320,263	—	—	120,320,263
Computers & Peripherals	81,831,740	—	—	81,831,740
Diversified Financial Services	38,453,751	—	—	38,453,751
Electrical Equipment	27,325,374	19,127,549	—	46,452,923
Electronic Equipment, Instruments & Components	24,683,795	—	—	24,683,795
Energy Equipment & Services	58,207,660	—	—	58,207,660
Food & Staples Retailing	23,190,383	—	—	23,190,383
Food Products	16,248,412	37,811,723	—	54,060,135
Health Care Equipment & Supplies	38,720,468	—	—	38,720,468
Health Care Providers & Services	30,282,566	—	—	30,282,566
Hotels, Restaurants & Leisure	25,079,644	—	—	25,079,644
Household Products	21,257,647	—	—	21,257,647
Information Technology Services	55,818,567	—	—	55,818,567
Internet & Catalog Retail	20,832,035	—	—	20,832,035
Internet Software & Services	77,986,523	—	—	77,986,523
Life Sciences Tools & Services	38,543,335	—	—	38,543,335
Machinery	130,307,927	—	—	130,307,927
Media	35,717,215	—	—	35,717,215
Metals & Mining	29,602,094	—	—	29,602,094
Oil, Gas & Consumable Fuels	124,695,543	—	—	124,695,543
Pharmaceuticals	46,267,781	43,273,903	—	89,541,684
Road & Rail	22,295,344	—	—	22,295,344
Semiconductors & Semiconductor Equipment	23,813,874	—	—	23,813,874
Software	88,794,827	—	—	88,794,827
Specialty Retail	55,605,842	—	—	55,605,842
Textiles, Apparel & Luxury Goods	53,066,961	—	—	53,066,961
Wireless Telecommunication Services	17,680,581	—	—	17,680,581

Total Common Stocks	$1,525,419,681	$105,079,831	$—	$1,630,499,512

Mutual Fund	6,368,823	—	—	6,368,823

Total	$1,531,788,504	$105,079,831	$—	$1,636,868,335

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2011 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 97.0%

	Shares	Market Value
AUSTRIA 0.8%
Diversified Telecommunication Services 0.8%
Telekom Austria AG	147,270	$2,155,427

BRAZIL 3.5%
Aerospace & Defense 1.5%
Embraer SA, ADR	114,710	3,865,727

Metals & Mining 0.4%
Vale SA - Preference Shares, ADR	32,000	944,640

Oil, Gas & Consumable Fuels 1.6%
Petroleo Brasileiro SA - Preference Shares, ADR	111,140	3,949,916

		8,760,283

CANADA 3.2%
Oil, Gas & Consumable Fuels 3.2%
Husky Energy, Inc.	88,100	2,677,077
Talisman Energy, Inc.	214,600	5,305,788

		7,982,865

CHINA 1.5%
Diversified Telecommunication Services 1.5%
China Telecom Corp. Ltd., Class H	6,070,000	3,705,165

DENMARK 0.9%
Electrical Equipment 0.9%
Vestas Wind Systems AS*	54,170	2,351,282

FRANCE 10.6%
Auto Components 1.8%
Compagnie Generale des Etablissements Michelin, Class B REG	52,720	4,446,858

Diversified Telecommunication Services 1.7%
France Telecom SA	189,930	4,264,626

Electrical Equipment 0.6%
Alstom SA	24,690	1,459,832

Insurance 1.3%
AXA SA	155,544	3,249,952

Media 1.1%
Vivendi SA	98,840	2,819,646

Multi-Utilities 0.8%
GDF Suez	50,280	2,050,497

Oil, Gas & Consumable Fuels 1.7%
Total SA	71,330	4,346,393

Pharmaceuticals 1.6%
Sanofi-Aventis SA	57,430	4,024,386

		26,662,190

GERMANY 12.7%
Air Freight & Logistics 1.4%
Deutsche Post AG REG	197,480	3,549,360

Electric Utilities 1.3%
E.ON AG	113,910	3,463,903

Health Care Providers & Services 1.2%
Celesio AG	121,250	2,961,618

Industrial Conglomerates 2.2%
Siemens AG REG	40,320	5,515,315

Insurance 1.6%
Muenchener Rueckversicherungs AG REG	25,610	4,026,126

Pharmaceuticals 1.2%
Merck KGaA	34,380	3,100,731

Semiconductors & Semiconductor Equipment 1.6%
Infineon Technologies AG	391,920	3,998,069

Software 2.2%
SAP AG	89,690	5,485,476

		32,100,598

HONG KONG 3.9%
Industrial Conglomerates 0.9%
Hutchison Whampoa Ltd.	207,000	2,449,711

Real Estate Management & Development 1.7%
Cheung Kong Holdings Ltd.	135,000	2,200,477
Swire Pacific Ltd., Class A	143,500	2,101,736

		4,302,213

Wireless Telecommunication Services 1.3%
China Mobile Ltd.	348,500	3,217,003

		9,968,927

INDIA 1.4%
Commercial Banks 1.4%
ICICI Bank Ltd., ADR	71,800	3,577,794

IRELAND 0.8%
Construction Materials 0.8%
CRH PLC	85,000	1,951,167

ITALY 3.0%
Commercial Banks 1.8%
Intesa Sanpaolo SpA	741,970	2,188,875
UniCredit SpA	974,737	2,402,579

		4,591,454

Oil, Gas & Consumable Fuels 1.2%
ENI SpA	125,841	3,087,813

		7,679,267

JAPAN 3.1%
Automobiles 0.6%
Toyota Motor Corp.	40,600	1,611,181

Commercial Banks 0.9%
Mitsubishi UFJ Financial Group, Inc.	483,500	2,227,805

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Market Value

Software 1.1%
Nintendo Co., Ltd.	9,800	$2,664,717

Trading Companies & Distributors 0.5%
ITOCHU Corp.	125,000	1,308,108

		7,811,811

NETHERLANDS 8.9%
Chemicals 0.9%
Akzo Nobel NV	34,030	2,341,709

Diversified Financial Services 2.1%
ING Groep NV, CVA*	416,496	5,286,925

Energy Equipment & Services 0.0%†
SBM Offshore NV	2,822	81,923

Food Products 1.7%
Unilever NV, CVA	132,860	4,162,851
Unilever NV, NYRS	60	1,882

		4,164,733

Industrial Conglomerates 1.8%
Koninklijke Philips Electronics NV*	140,100	4,487,817

Oil, Gas & Consumable Fuels 1.4%
Royal Dutch Shell PLC, Class B, ADR	48,330	3,539,689

Professional Services 1.0%
Randstad Holding NV*	44,450	2,474,375

		22,377,171

NORWAY 3.8%
Diversified Telecommunication Services 1.9%
Telenor ASA	289,870	4,770,741

Oil, Gas & Consumable Fuels 1.9%
Statoil ASA	177,620	4,919,345

		9,690,086

PORTUGAL 1.1%
Diversified Telecommunication Services 1.1%
Portugal Telecom SGPS SA REG	245,400	2,837,147

SINGAPORE 3.2%
Commercial Banks 1.9%
DBS Group Holdings Ltd.	411,000	4,771,672

Diversified Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	1,362,000	3,261,138

		8,032,810

SOUTH KOREA 4.3%
Commercial Banks 1.3%
KB Financial Group, Inc., ADR	62,095	3,239,496

Household Durables 0.8%
LG Electronics, Inc.	21,057	2,013,503

Semiconductors & Semiconductor Equipment 2.2%
Samsung Electronics Co., Ltd., GDR(a)(b)	13,000	5,521,281

		10,774,280

SPAIN 5.8%
Commercial Banks 1.1%
Banco Santander SA	238,237	2,778,799

Diversified Telecommunication Services 1.8%
Telefonica SA	180,363	4,524,352

Electric Utilities 1.2%
Iberdrola SA	345,251	3,002,213

Oil, Gas & Consumable Fuels 1.7%
Repsol YPF SA	129,670	4,444,342

		14,749,706

SWEDEN 1.5%
Communications Equipment 1.5%
Telefonaktiebolaget LM Ericsson, Class B	294,510	3,789,121

SWITZERLAND 6.2%
Capital Markets 0.8%
UBS AG REG*	117,550	2,121,778

Insurance 1.8%
Swiss Reinsurance Co. Ltd. REG	77,420	4,411,957

Pharmaceuticals 2.1%
Novartis AG REG	53,660	2,905,742
Roche Holding AG	17,040	2,432,722

		5,338,464

Professional Services 1.5%
Adecco SA REG	55,940	3,672,219

		15,544,418

TAIWAN 2.4%
Computers & Peripherals 0.4%
Compal Electronics, Inc., GDR(a)	208,952	1,037,426

Semiconductors & Semiconductor Equipment 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,074,214	4,970,366

		6,007,792

UNITED KINGDOM 14.4%
Aerospace & Defense 1.3%
BAE Systems PLC	638,240	3,326,248

Airlines 1.0%
International Consolidated Airlines Group SA*	715,080	2,603,988

Commercial Banks 2.5%
HSBC Holdings PLC	340,800	3,538,404
Standard Chartered PLC	103,880	2,694,533

		6,232,937

Food & Staples Retailing 0.4%
Tesco PLC	173,360	1,058,998

Insurance 1.2%
Aviva PLC	423,130	2,936,199

Media 1.4%
Pearson PLC	203,240	3,590,488

Multiline Retail 0.8%
Marks & Spencer Group PLC	380,420	2,053,519

Oil, Gas & Consumable Fuels 1.3%
BP PLC	438,530	3,221,918

Pharmaceuticals 1.6%
GlaxoSmithKline PLC	210,930	4,019,202

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 0.9%
Kingfisher PLC	534,580	$2,106,019

Wireless Telecommunication Services 2.0%
Vodafone Group PLC	1,789,820	5,100,650

		36,250,166

Total Common Stocks (cost $189,772,397)		244,759,473

Mutual Fund 3.0%

	Shares	Market Value

Money Market Fund 3.0%
Invesco Liquid Assets Portfolio - Institutional Class, 0.16%(c)	7,492,516	7,492,516

Total Mutual Fund (cost $7,492,516)		7,492,516

Total Investments (cost $197,264,913) (d) — 100.0%		252,251,989
Liabilities in excess of other assets — 0.0%†		(91,111)

NET ASSETS — 100.0%		$252,160,878

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2011 was $6,558,707 which represents 2.60% of net assets.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of March 31, 2011.
(d)	At March 31, 2011, the tax basis cost of the Fund’s investments was $197,284,110, tax unrealized appreciation and depreciation were $57,786,153 and $(2,818,274), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Templeton NVIT International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks
Aerospace & Defense	$3,865,727	$3,326,248		$—	$7,191,975
Air Freight & Logistics	—	3,549,360		—	3,549,360
Airlines	—	2,603,988		—	2,603,988
Auto Components	—	4,446,858		—	4,446,858
Automobiles	—	1,611,181		—	1,611,181
Capital Markets	2,121,778	—		—	2,121,778
Chemicals	—	2,341,709		—	2,341,709
Commercial Banks	6,817,290	20,602,667		—	27,419,957
Communications Equipment	—	3,789,121		—	3,789,121
Computers & Peripherals	—	1,037,426		—	1,037,426
Construction Materials	—	1,951,167		—	1,951,167
Diversified Financial Services	—	5,286,925		—	5,286,925
Diversified Telecommunication Services	—	25,518,596		—	25,518,596
Electric Utilities	—	6,466,116		—	6,466,116
Electrical Equipment	—	3,811,114		—	3,811,114
Energy Equipment & Services	—	81,923		—	81,923
Food & Staples Retailing	—	1,058,998		—	1,058,998
Food Products	1,882	4,162,851		—	4,164,733
Health Care Providers & Services	—	2,961,618		—	2,961,618
Household Durables	—	2,013,503		—	2,013,503
Industrial Conglomerates	—	12,452,843		—	12,452,843
Insurance	—	14,624,234		—	14,624,234
Media	—	6,410,134		—	6,410,134
Metals & Mining	944,640	—		—	944,640
Multiline Retail	—	2,053,519		—	2,053,519
Multi-Utilities	—	2,050,497		—	2,050,497
Oil, Gas & Consumable Fuels	15,472,470	20,019,811		—	35,492,281
Pharmaceuticals	—	16,482,783		—	16,482,783
Professional Services	—	6,146,594		—	6,146,594
Real Estate Management & Development	—	4,302,213		—	4,302,213
Semiconductors & Semiconductor Equipment	—	14,489,716		—	14,489,716
Software	—	8,150,193		—	8,150,193
Specialty Retail	—	2,106,019		—	2,106,019
Trading Companies & Distributors	—	1,308,108		—	1,308,108
Wireless Telecommunication Services	—	8,317,653		—	8,317,653

Total Common Stocks	$29,223,787	$215,535,686	$	— $	244,759,473

Mutual Fund	7,492,516	—		—	7,492,516

Total	$36,716,303	$215,535,686	$	— $	252,251,989

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks 97.2%

	Shares	Market Value

Aerospace & Defense 2.0%
Honeywell International, Inc.	43,690	$2,608,730
Textron, Inc.	52,209	1,430,004

		4,038,734

Automobiles 0.7%
General Motors Co.*	46,514	1,443,330

Beverages 1.4%
Coca-Cola Co. (The)	30,973	2,055,059
PepsiCo, Inc.	11,674	751,922

		2,806,981

Capital Markets 4.7%
Bank of New York Mellon Corp. (The)	128,585	3,840,834
Goldman Sachs Group, Inc. (The)	13,893	2,201,624
Morgan Stanley	82,785	2,261,686
State Street Corp.	20,227	909,001

		9,213,145

Commercial Banks 3.4%
PNC Financial Services Group, Inc.	42,098	2,651,753
U.S. Bancorp	52,794	1,395,345
Wells Fargo & Co.	86,667	2,747,344

		6,794,442

Communications Equipment 0.7%
Cisco Systems, Inc.	86,200	1,478,330
Computers & Peripherals 3.4%
Dell, Inc.*	166,600	2,417,366
Hewlett-Packard Co.	105,466	4,320,942

		6,738,308

Diversified Financial Services 6.2%
Bank of America Corp.	264,752	3,529,144
Citigroup, Inc.*	625,457	2,764,520
JPMorgan Chase & Co.	129,612	5,975,113

		12,268,777

Diversified Telecommunication Services 3.0%
AT&T, Inc.	78,944	2,415,687
Verizon Communications, Inc.	89,734	3,458,348

		5,874,035

TElectric Utilities 1.9%
American Electric Power Co., Inc.	23,092	811,453
FirstEnergy Corp.	37,127	1,377,040
PPL Corp.	61,577	1,557,898

		3,746,391

Electrical Equipment 0.8%
Emerson Electric Co.	26,794	1,565,574

Energy Equipment & Services 4.8%
Halliburton Co.	109,108	5,437,943
Noble Corp.	26,275	1,198,665
Weatherford International Ltd.*	125,376	2,833,498

		9,470,106

Food & Staples Retailing 2.6%
CVS Caremark Corp.	82,440	2,829,341
Wal-Mart Stores, Inc.	43,432	2,260,635

		5,089,976

Food Products 3.1%
Kraft Foods, Inc., Class A	82,371	2,583,155
Unilever NV NYRS-NL	112,512	3,528,376

		6,111,531

Health Care Providers & Services 4.3%
Cardinal Health, Inc.	71,954	2,959,468
UnitedHealth Group, Inc.	88,973	4,021,580
WellPoint, Inc.	22,122	1,543,894

		8,524,942

Household Products 0.3%
Procter & Gamble Co. (The)	10,322	635,835

Industrial Conglomerates 2.0%
General Electric Co.	143,307	2,873,305
Tyco International Ltd.	24,324	1,088,986

		3,962,291

Information Technology Services 0.7%
Accenture PLC, Class A	14,916	819,933
Western Union Co. (The)	25,063	520,558

		1,340,491

Insurance 5.8%
Aflac, Inc.	15,410	813,340
Allstate Corp. (The)	12,419	394,676
Chubb Corp.	60,642	3,717,961
MetLife, Inc.	61,342	2,743,828
Torchmark Corp.	21,242	1,412,168
Travelers Cos., Inc. (The)	39,753	2,364,508

		11,446,481

Internet Software & Services 3.4%eBay, Inc.*	116,575	3,618,488
Yahoo!, Inc.*	188,134	3,132,431

		6,750,919

Machinery 1.7%
Ingersoll-Rand PLC	68,965	3,331,699

Media 12.2%
Comcast Corp., Class A	290,356	7,177,600
DIRECTV Group, Inc. (The), Class A*	28,049	1,312,693

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
News Corp., Class B	154,958	$2,885,318
Time Warner Cable, Inc.	48,410	3,453,570
Time Warner, Inc.	77,277	2,758,789
Viacom, Inc., Class B	141,989	6,605,328

		24,193,298

Metals & Mining 1.6%
Alcoa, Inc.	184,528	3,256,919

Multiline Retail 0.9%
Macy’s, Inc.	23,759	576,393
Target Corp.	25,172	1,258,852

		1,835,245

Multi-Utilities 0.3%
Sempra Energy	10,928	584,648

Oil, Gas & Consumable Fuels 6.7%
BP PLC ADR-UK	48,923	2,159,461
Chevron Corp.	44,332	4,762,587
ConocoPhillips	12,574	1,004,160
Royal Dutch Shell PLC, Class A ADR-NL	51,464	3,749,667
Total SA ADR-FR	24,459	1,491,265

		13,167,140

Paper & Forest Products 3.1%
International Paper Co.	202,023	6,097,054

Personal Products 0.4%
Avon Products, Inc.	30,931	836,374

Pharmaceuticals 8.4%
Abbott Laboratories	26,630	1,306,202
Bristol-Myers Squibb Co.	127,924	3,381,031
GlaxoSmithKline PLC ADR-UK	45,739	1,756,835
Merck & Co., Inc.	96,649	3,190,384
Pfizer, Inc.	275,940	5,604,341
Roche Holding AG ADR-CH	35,941	1,292,079

		16,530,872

Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	55,867	1,126,837
KLA-Tencor Corp.	23,731	1,124,138

		2,250,975

Software 2.0%
Microsoft Corp.	153,603	3,895,372

Specialty Retail 2.6%
Home Depot, Inc.	51,471	1,907,515
Lowe’s Cos., Inc.	72,006	1,903,119
Staples, Inc.	69,112	1,342,155

		5,152,789

Wireless Telecommunication Services 1.0%
Vodafone Group PLC ADR-UK	66,278	1,905,493

Total Common Stocks (cost $153,952,733)		192,338,497

Mutual Fund 2.6%

	Shares	Market Value

Money Market Fund 2.6%
Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(a)	5,110,324	5,110,324

Total Mutual Fund (cost $5,110,324)		5,110,324

Total Investments (cost $159,063,057) (b) — 99.8%		197,448,821
Other assets in excess of liabilities — 0.2%		353,909

NET ASSETS — 100.0%		$197,802,730

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2011.
(b)	At March 31, 2011, the tax basis cost of the Fund’s investments was $169,067,636, tax unrealized appreciation and depreciation were $31,212,735 and $(2,831,550), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
FR	France
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2011 (Unaudited)

Van Kampen NVIT Comstock Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$192,338,497	$—	$—	$192,338,497
Mutual Fund	5,110,324	—	—	5,110,324

Total	$197,448,821	$—	$—	$197,448,821

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Item  2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item  3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST RUST

By (Signature and Title)	/s/ Joseph A. Finelli
Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
Name: Michael S. Spangler
Title: Principal Executive Officer
Date: May 24, 2011

By (Signature and Title)	/s/ Joseph A. Finelli
Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: May 24, 2011